UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2012
Vanguard 500 Index Fund

> For the six months ended June 30, 2012, Vanguard 500 Index Fund closely tracked the 9.49% return of its benchmark, the Standard & Poor’s 500 Index.

> The fund’s performance mirrored that of the broad U.S. stock market, largely rising and retreating with shifting uncertainties on the global stage.

> The information technology, financial, and consumer discretionary sectors contributed most to returns; energy stocks weighed on performance.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard 500 Index Fund
Investor Shares	9.41%
Admiral™ Shares	9.48
Signal® Shares	9.48
ETF Shares
Market Price	9.45
Net Asset Value	9.48
S&P 500 Index	9.49
Large-Cap Core Funds Average	7.96
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$115.80	$125.55	$1.143	$0.000
Admiral Shares	115.80	125.55	1.220	0.000
Signal Shares	95.65	103.71	1.008	0.000
ETF Shares	57.46	62.30	0.605	0.000

1

Chairman’s Letter

Dear Shareholder,

The S&P 500 Index began the six months ended June 30, 2012, with its best first-quarter return since 1998. The second quarter, however, was rockier as investors wrestled with both renewed anxiety about Europe’s debt crisis and fear of a global economic slowdown; in May, U.S. stock markets skidded into negative territory. Vanguard 500 Index Fund delivered a solid return of about 9% for the half-year, closely tracking the Standard & Poor’s 500 Index and exceeding the average return of its peer group, large-capitalization core funds.

With the exception of energy, each of the ten industry sectors posted positive returns for the period. Information technology, financial, and consumer discretionary stocks contributed most to the overall result for the index.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, plans to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing, and he developed our active quantitative equity strategies.

2

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks delivered strong returns, but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and for the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists expect Europe to remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s worth remembering that low yields imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Second-quarter retreat didn’t fully erase stocks’ strong start
The 500 Index Fund gained more than 12% in the first quarter, then fell about 3% in the second. As I mentioned earlier in this letter, much of the fluctuation was driven by uncertainties about the solvency of European banks and governments. A slowdown in global growth, notably in China, and an uneven U.S. recovery also took a toll.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	0.05%	1.19%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Large-Cap Core Funds.

4

Still, the 500 Index Fund delivered a strong performance for the half-year. In addition to the first-quarter gains—when the U.S. recovery appeared stronger and the European crisis seemed to stabilize—the index got a lift on the last trading day of the period as stocks rallied in the wake of an agreement by policymakers to aid European banks.

Information technology, the index’s largest sector and one of the market’s best performers for the six months, contributed more than a quarter of the index’s total return for the period. The sector’s best-performing holdings included companies that make tablet computers and smart-phones. Other standouts included software manufacturers, IT consulting firms, and data processors. Tech companies as a whole benefited from the optimism at the beginning of the period that a stronger economy would lead to greater consumer and business demand.

Financials, the second-largest sector in the index, contributed nearly a fifth of the index’s overall return. Although financial companies have struggled since the 2008 credit crisis, they have rebounded over the past six months. Some of the best results came from banks whose mortgage-lending businesses improved as they overcame some of the legacies associated with the deep recession and weak housing market.

The consumer discretionary sector was the next-largest contributor to returns. Media companies, including cable and satellite operators and movie makers, produced the strongest results. Specialty retailers and online shopping outlets also were bright spots. U.S. consumers benefited from lower gas prices, which provided them with some newfound savings to spend on other items. U.S. retail sales were stronger at the start of the period, but turned mixed toward the end as consumer confidence waned.

The energy sector was the market’s weakest performer, returning about –2% for the six months. Investors have grown increasingly concerned over softening global demand for oil and its potential effect on the sector’s profitability.

The good news: investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent market volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said in a recent address to financial advisors: Individual investors

5

are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.

Vanguard research confirms that over the past decade investors have displayed a growing cost consciousness, directing a larger share of their money to low-cost investments. You can read the full report—

Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/ research. In our view, investors are serving their interests by focusing on costs. The math is simple: The less investors pay for an investment, the more of their returns they keep. And cost savings can compound over the long term, potentially helping investors build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one thing you can control: your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals. Vanguard 500 Index Fund, with its broad diversification and low-cost exposure to the large-cap segment of the U.S. stock market, can play an important role in such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2012

6

500 Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.05%	0.05%	0.05%
30-Day SEC Yield	2.12%	2.24%	2.24%	2.24%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	506	500	3,694
Median Market Cap $56.8B		$56.8B	$33.1B
Price/Earnings Ratio	15.3x	15.3x	16.1x
Price/Book Ratio	2.2x	2.2x	2.1x
Return on Equity	19.8%	19.7%	18.1%
Earnings Growth Rate	9.7%	9.7%	9.4%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	4.4%
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2
Microsoft Corp.	Systems Software	1.8
International Business	IT Consulting &
Machines Corp.	Other Services	1.8
General Electric Co.	Industrial
	Conglomerates	1.8
AT&T Inc.	Integrated
	Telecommunication
	Services	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
Johnson & Johnson	Pharmaceuticals	1.5
Wells Fargo & Co.	Diversified Banks	1.4
Coca-Cola Co.	Soft Drinks	1.4
Top Ten		20.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

7

500 Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer Discretionary 10.9%		11.0%	11.9%
Consumer Staples	11.3	11.3	9.8
Energy	10.8	10.8	10.0
Financials	14.4	14.4	15.9
Health Care	12.0	12.0	12.0
Industrials	10.5	10.5	10.8
Information Technology	19.8	19.7	19.1
Materials	3.4	3.4	3.9
Telecommunication
Services	3.2	3.2	2.9
Utilities	3.7	3.7	3.7

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

500 Index Fund Investor Shares
S&P 500 Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	5.29%	0.14%	5.23%
Admiral Shares	11/13/2000	5.43	0.24	5.33
Signal Shares	9/29/2006	5.43	0.24	2.531
ETF Shares	9/7/2010
Market Price		5.41	—	15.33[1]
Net Asset Value		5.43	—	15.35[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (10.9%)
	McDonald’s Corp.	9,142,779	809,410
	Walt Disney Co.	16,080,251	779,892
*	Amazon.com Inc.	3,242,569	740,441
	Comcast Corp. Class A	22,951,627	733,763
	Home Depot Inc.	13,770,774	729,713
	News Corp. Class A	18,953,621	422,476
	Starbucks Corp.	6,823,744	363,842
	Target Corp.	5,948,475	346,142
	Time Warner Inc.	8,635,756	332,477
	Ford Motor Co.	34,333,762	329,261
	Lowe’s Cos. Inc.	10,586,282	301,074
*	priceline.com Inc.	447,963	297,680
	NIKE Inc. Class B	3,298,871	289,575
*	DIRECTV Class A	5,892,643	287,679
	TJX Cos. Inc.	6,665,894	286,167
	Yum! Brands Inc.	4,143,307	266,912
	Time Warner Cable Inc.	2,811,221	230,801
	Viacom Inc. Class B	4,748,408	223,270
	CBS Corp. Class B	5,830,751	191,132
	Johnson Controls Inc.	6,119,196	169,563
	Coach Inc.	2,585,136	151,179
	Carnival Corp.	4,076,572	139,704
*	Bed Bath & Beyond Inc.	2,091,356	129,246
	Macy’s Inc.	3,716,594	127,665
	Ross Stores Inc.	2,029,240	126,767
*	Discovery
	Communications Inc.
	Class A	2,293,445	123,846
	Omnicom Group Inc.	2,452,484	119,191
	McGraw-Hill Cos. Inc.	2,516,122	113,225
*	Dollar Tree Inc.	2,086,562	112,257
*	Chipotle Mexican
	Grill Inc. Class A	285,188	108,357
	VF Corp.	778,606	103,905
	Mattel Inc.	3,063,741	99,388
	Kohl’s Corp.	2,157,024	98,123

			Market
			Value
		Shares	($000)
	Harley-Davidson Inc.	2,082,629	95,239
*	O’Reilly Automotive Inc.	1,134,275	95,018
	Starwood Hotels &
	Resorts Worldwide Inc.	1,777,893	94,299
	Marriott International Inc.
	Class A	2,382,010	93,375
	Limited Brands Inc.	2,173,576	92,442
*	AutoZone Inc.	239,916	88,090
	Genuine Parts Co.	1,403,630	84,569
	Gap Inc.	2,992,472	81,874
	Ralph Lauren Corp.
	Class A	583,711	81,754
	Staples Inc.	6,199,424	80,902
	Wynn Resorts Ltd.	714,223	74,079
	Nordstrom Inc.	1,440,676	71,587
	Family Dollar Stores Inc.	1,050,052	69,807
	Wyndham Worldwide
	Corp.	1,312,473	69,220
*	BorgWarner Inc.	1,030,918	67,618
	Tiffany & Co.	1,140,760	60,403
	Darden Restaurants Inc.	1,157,219	58,590
*	CarMax Inc.	2,052,588	53,244
	Best Buy Co. Inc.	2,496,599	52,329
	Scripps Networks
	Interactive Inc. Class A	834,891	47,472
	Newell Rubbermaid Inc.	2,611,247	47,368
	DR Horton Inc.	2,523,611	46,384
	Lennar Corp. Class A	1,465,751	45,306
	Interpublic Group of
	Cos. Inc.	3,990,569	43,298
	Whirlpool Corp.	695,902	42,561
	H&R Block Inc.	2,644,244	42,255
	International Game
	Technology	2,658,896	41,878
	Comcast Corp.	1,304,720	40,968
	Expedia Inc.	812,711	39,067
*	TripAdvisor Inc.	858,357	38,360
*	Fossil Inc.	468,613	35,868
	Hasbro Inc.	1,051,310	35,608

10

500 Index Fund

			Market
			Value
		Shares	($000)
*	Apollo Group Inc. Class A	967,148	35,001
*	Netflix Inc.	500,128	34,244
*	PulteGroup Inc.	3,040,976	32,538
	Gannett Co. Inc.	2,116,276	31,173
	JC Penney Co. Inc.	1,319,204	30,751
*	Urban Outfitters Inc.	1,004,351	27,710
	Leggett & Platt Inc.	1,262,640	26,680
*	Goodyear Tire &
	Rubber Co.	2,204,205	26,032
	Cablevision Systems
	Corp. Class A	1,929,019	25,637
	Abercrombie & Fitch Co.	743,568	25,385
	Harman International
	Industries Inc.	634,923	25,143
*	Big Lots Inc.	573,762	23,404
^	GameStop Corp. Class A	1,173,597	21,547
^,*	Sears Holdings Corp.	345,183	20,607
	DeVry Inc.	530,696	16,436
	Washington Post Co.
	Class B	43,222	16,157
^,*	AutoNation Inc.	374,178	13,201
			12,126,601
Consumer Staples (11.2%)
	Coca-Cola Co.	20,296,036	1,586,947
	Procter & Gamble Co.	24,651,862	1,509,927
	Philip Morris
	International Inc.	15,344,366	1,338,949
	Wal-Mart Stores Inc.	15,524,685	1,082,381
	PepsiCo Inc.	14,070,405	994,215
	Altria Group Inc.	18,306,651	632,495
	Kraft Foods Inc.	15,950,809	616,020
	CVS Caremark Corp.	11,529,096	538,755
	Colgate-Palmolive Co.	4,293,511	446,955
	Costco Wholesale Corp.	3,889,512	369,504
	Kimberly-Clark Corp.	3,527,651	295,511
	Walgreen Co.	7,761,505	229,585
	General Mills Inc.	5,823,331	224,431
	Archer-Daniels-Midland
	Co.	5,924,218	174,883
	Sysco Corp.	5,269,563	157,086
	HJ Heinz Co.	2,877,754	156,492
	Lorillard Inc.	1,174,139	154,928
	Mead Johnson Nutrition
	Co.	1,834,224	147,673
	Whole Foods Market Inc.	1,469,622	140,084
	Reynolds American Inc.	2,981,944	133,800
	Kroger Co.	5,046,411	117,026
	Estee Lauder Cos. Inc.
	Class A	2,028,224	109,768
	Kellogg Co.	2,218,770	109,452
	Hershey Co.	1,368,024	98,539
*	Monster Beverage Corp.	1,365,652	97,234
	ConAgra Foods Inc.	3,736,461	96,886
	Beam Inc.	1,418,823	88,662

			Market
			Value
		Shares	($000)
	Brown-Forman Corp.
	Class B	894,880	86,669
	Clorox Co.	1,170,939	84,846
	Dr Pepper Snapple
	Group Inc.	1,905,443	83,363
	JM Smucker Co.	1,019,768	77,013
	Coca-Cola
	Enterprises Inc.	2,700,899	75,733
	McCormick & Co. Inc.	1,192,717	72,338
	Avon Products Inc.	3,884,062	62,961
	Molson Coors Brewing
	Co. Class B	1,413,697	58,824
	Campbell Soup Co.	1,593,918	53,205
	Tyson Foods Inc.
	Class A	2,601,050	48,978
	Safeway Inc.	2,165,379	39,302
	Hormel Foods Corp.	1,234,839	37,564
*	Constellation
	Brands Inc. Class A	1,369,074	37,047
*	Dean Foods Co.	1,661,869	28,302
	DE Master Blenders	1,952	22
	Hillshire Brands Co.	390	11
			12,494,366
Energy (10.8%)
	Exxon Mobil Corp.	42,070,199	3,599,947
	Chevron Corp.	17,752,080	1,872,844
	Schlumberger Ltd.	11,997,480	778,756
	ConocoPhillips	11,376,663	635,728
	Occidental Petroleum
	Corp.	7,296,793	625,846
	Apache Corp.	3,516,067	309,027
	Anadarko Petroleum
	Corp.	4,494,240	297,519
	National Oilwell
	Varco Inc.	3,834,276	247,081
	Halliburton Co.	8,303,601	235,739
	EOG Resources Inc.	2,425,294	218,543
	Devon Energy Corp.	3,638,008	210,968
*	Phillips 66	5,624,987	186,975
	Spectra Energy Corp.	5,872,143	170,644
	Marathon Oil Corp.	6,345,100	162,244
	Williams Cos. Inc.	5,628,433	162,211
	Baker Hughes Inc.	3,944,574	162,122
	Kinder Morgan Inc.	4,542,887	146,372
	Marathon Petroleum
	Corp.	3,065,089	137,684
	Noble Energy Inc.	1,599,278	135,651
	Valero Energy Corp.	4,973,537	120,111
	Hess Corp.	2,734,961	118,834
	Chesapeake Energy
	Corp.	5,958,252	110,824
*	Southwestern
	Energy Co.	3,131,721	99,996

11

500 Index Fund

			Market
			Value
		Shares	($000)
	Pioneer Natural
	Resources Co.	1,107,495	97,692
*	Cameron International
	Corp.	2,215,470	94,623
	Range Resources Corp.	1,458,868	90,260
	Murphy Oil Corp.	1,746,630	87,838
*	FMC Technologies Inc.	2,150,824	84,377
	Cabot Oil & Gas Corp.	1,887,521	74,368
	Noble Corp.	2,270,280	73,852
	EQT Corp.	1,345,394	72,153
	CONSOL Energy Inc.	2,046,788	61,895
	Peabody Energy Corp.	2,450,098	60,076
*	Denbury Resources Inc.	3,518,644	53,167
	QEP Resources Inc.	1,606,768	48,155
	Sunoco Inc.	953,842	45,308
	Helmerich & Payne Inc.	967,600	42,071
*	Nabors Industries Ltd.	2,614,937	37,655
	Diamond Offshore
	Drilling Inc.	626,248	37,030
*	Rowan Cos. plc Class A	1,118,579	36,164
*	Newfield Exploration Co.	1,214,325	35,592
*	Tesoro Corp.	1,264,064	31,551
*	WPX Energy Inc.	1,789,964	28,962
*	Alpha Natural
	Resources Inc.	1,979,179	17,239
			11,955,694
Financials (14.3%)
	Wells Fargo & Co.	47,807,692	1,598,689
	JPMorgan Chase & Co.	34,247,341	1,223,657
*	Berkshire Hathaway Inc.
	Class B	14,292,791	1,191,018
	Bank of America Corp.	96,953,794	793,082
	Citigroup Inc.	26,379,487	723,062
	US Bancorp	17,041,167	548,044
	American Express Co.	9,008,170	524,366
	Simon Property
	Group Inc.	2,726,758	424,447
	Goldman Sachs
	Group Inc.	4,425,082	424,188
	MetLife Inc.	9,554,417	294,754
	PNC Financial Services
	Group Inc.	4,757,119	290,707
	Capital One Financial
	Corp.	5,220,971	285,378
	American Tower
	Corporation	3,549,734	248,162
	Bank of New York
	Mellon Corp.	10,730,007	235,524
	ACE Ltd.	3,046,968	225,872
	Travelers Cos. Inc.	3,499,814	223,428
	Prudential Financial Inc.	4,219,171	204,334
	Morgan Stanley	13,703,942	199,940
	State Street Corp.	4,395,480	196,214
	BlackRock Inc.	1,152,831	195,774

			Market
			Value
		Shares	($000)
	BB&T Corp.	6,285,081	193,895
	Public Storage	1,280,418	184,905
*	American International
	Group Inc.	5,753,194	184,620
	Aflac Inc.	4,206,850	179,170
	Chubb Corp.	2,428,533	176,846
	Equity Residential	2,704,461	168,650
	HCP Inc.	3,773,834	166,615
	Discover Financial
	Services	4,770,806	164,974
	Ventas Inc.	2,600,111	164,119
	CME Group Inc.	597,933	160,312
	Marsh & McLennan
	Cos. Inc.	4,908,316	158,195
	Allstate Corp.	4,420,328	155,109
	Boston Properties Inc.	1,347,694	146,050
	T. Rowe Price Group Inc.	2,294,773	144,479
	Franklin Resources Inc.	1,277,557	141,796
	Vornado Realty Trust	1,670,016	140,248
	Prologis Inc.	4,141,732	137,630
	Aon plc	2,936,501	137,369
*	Berkshire Hathaway Inc.
	Class A	1,019	127,319
	Charles Schwab Corp.	9,734,267	125,864
	AvalonBay
	Communities Inc.	857,728	121,351
	SunTrust Banks Inc.	4,841,230	117,303
	Progressive Corp.	5,484,794	114,248
	Loews Corp.	2,748,795	112,453
	Health Care REIT Inc.	1,923,443	112,137
	Fifth Third Bancorp	8,276,649	110,907
	Weyerhaeuser Co.	4,834,821	108,107
	Ameriprise Financial Inc.	1,966,646	102,777
	Host Hotels &
	Resorts Inc.	6,462,458	102,236
	Northern Trust Corp.	2,169,315	99,832
	M&T Bank Corp.	1,138,478	94,004
	Invesco Ltd.	4,031,945	91,122
*	IntercontinentalExchange
	Inc.	654,407	88,986
	Regions Financial Corp.	12,705,587	85,763
	Principal Financial Group
	Inc.	2,699,757	70,815
	Hartford Financial
	Services Group Inc.	3,965,694	69,915
	Kimco Realty Corp.	3,660,426	69,658
	SLM Corp.	4,393,320	69,019
	KeyCorp	8,573,663	66,360
	Moody’s Corp.	1,778,582	65,007
	XL Group plc Class A	2,803,741	58,991
	NYSE Euronext	2,284,646	58,441
	Plum Creek Timber Co.
	Inc.	1,452,538	57,666
	Lincoln National Corp.	2,567,275	56,146

12

500 Index Fund

			Market
			Value
		Shares	($000)
	Cincinnati Financial Corp.	1,460,124	55,587
	Comerica Inc.	1,769,027	54,327
	Huntington Bancshares
	Inc.	7,788,394	49,846
	Unum Group	2,574,683	49,254
*	CBRE Group Inc. Class A	2,953,845	48,325
	Torchmark Corp.	886,721	44,824
	Leucadia National Corp.	1,784,470	37,956
	People’s United Financial
	Inc.	3,205,833	37,220
	Apartment Investment
	& Management Co.
	Class A	1,273,207	34,415
	Zions Bancorporation	1,659,174	32,221
	Hudson City Bancorp Inc.	4,757,119	30,303
	Legg Mason Inc.	1,131,894	29,848
	Assurant Inc.	772,294	26,907
*	Genworth Financial Inc.
	Class A	4,418,815	25,010
	NASDAQ OMX
	Group Inc.	1,102,635	24,997
	First Horizon National
	Corp.	2,275,767	19,685
*	E*TRADE Financial Corp.	2,290,204	18,413
^	Federated Investors Inc.
	Class B	835,179	18,249
			15,949,436
Health Care (11.9%)
	Johnson & Johnson	24,708,208	1,669,286
	Pfizer Inc.	67,368,435	1,549,474
	Merck & Co. Inc.	27,363,924	1,142,444
	Abbott Laboratories	14,155,220	912,587
	Bristol-Myers Squibb Co.	15,195,899	546,293
	UnitedHealth Group Inc.	9,333,436	546,006
	Amgen Inc.	6,996,629	511,034
*	Express Scripts Holding
	Co.	7,246,494	404,572
	Eli Lilly & Co.	9,186,863	394,208
	Medtronic Inc.	9,361,613	362,575
*	Gilead Sciences Inc.	6,813,204	349,381
*	Biogen Idec Inc.	2,155,200	311,168
	Baxter International Inc.	4,953,327	263,269
	Allergan Inc.	2,766,574	256,102
*	Celgene Corp.	3,962,780	254,252
	Covidien plc	4,338,721	232,122
	McKesson Corp.	2,117,692	198,534
*	Intuitive Surgical Inc.	357,168	197,796
	WellPoint Inc.	2,976,155	189,849
*	Alexion
	Pharmaceuticals Inc.	1,728,026	171,593
	Thermo Fisher
	Scientific Inc.	3,304,236	171,523
	Stryker Corp.	2,912,816	160,496
	Becton Dickinson and Co.	1,823,488	136,306

			Market
			Value
		Shares	($000)
	Cardinal Health Inc.	3,113,232	130,756
	Agilent Technologies Inc.	3,126,013	122,665
	Aetna Inc.	3,125,200	121,164
	Cigna Corp.	2,593,615	114,119
	Humana Inc.	1,467,920	113,676
	St. Jude Medical Inc.	2,823,063	112,668
*	Cerner Corp.	1,318,637	108,998
*	Edwards Lifesciences
	Corp.	1,030,843	106,486
	Zimmer Holdings Inc.	1,584,461	101,976
	Perrigo Co.	840,330	99,100
	AmerisourceBergen
	Corp. Class A	2,256,023	88,774
	Quest Diagnostics Inc.	1,427,083	85,482
*	Watson Pharmaceuticals
	Inc.	1,146,050	84,796
*	Forest Laboratories Inc.	2,389,995	83,626
*	DaVita Inc.	846,382	83,123
*	Mylan Inc.	3,855,862	82,400
	CR Bard Inc.	754,905	81,107
*	Laboratory Corp. of
	America Holdings	870,712	80,637
*	Boston Scientific Corp.	12,857,032	72,899
*	Life Technologies Corp.	1,606,346	72,269
*	Waters Corp.	800,045	63,580
*	Varian Medical Systems
	Inc.	1,002,924	60,948
*	Hospira Inc.	1,485,352	51,958
*	CareFusion Corp.	1,998,764	51,328
	DENTSPLY International
	Inc.	1,276,166	48,252
	Coventry Health Care Inc.	1,286,787	40,907
	Patterson Cos. Inc.	789,732	27,222
	PerkinElmer Inc.	1,025,831	26,466
*	Tenet Healthcare Corp.	3,727,416	19,532
			13,267,784
Industrials (10.4%)
	General Electric Co.	95,322,899	1,986,529
	United Parcel Service
	Inc. Class B	8,632,182	679,871
	United Technologies
	Corp.	8,199,110	619,279
	3M Co.	6,242,458	559,324
	Union Pacific Corp.	4,284,242	511,153
	Boeing Co.	6,738,805	500,693
	Caterpillar Inc.	5,868,751	498,316
	Honeywell International
	Inc.	7,009,828	391,429
	Emerson Electric Co.	6,599,826	307,420
	Deere & Co.	3,578,165	289,366
	Danaher Corp.	5,172,761	269,397
	FedEx Corp.	2,837,080	259,905
	Illinois Tool Works Inc.	4,294,374	227,129
	Tyco International Ltd.	4,163,988	220,067

13

500 Index Fund

			Market
			Value
		Shares	($000)
	Precision Castparts Corp.	1,307,256	215,031
	General Dynamics Corp.	3,244,061	213,978
	Norfolk Southern Corp.	2,930,575	210,327
	CSX Corp.	9,348,532	209,033
	Lockheed Martin Corp.	2,394,796	208,539
	Raytheon Co.	2,998,675	169,695
	Cummins Inc.	1,728,867	167,545
	Northrop Grumman Corp.	2,262,455	144,322
	Goodrich Corp.	1,132,773	143,749
	Waste Management Inc.	4,162,159	139,016
	PACCAR Inc.	3,208,647	125,747
	Eaton Corp.	3,037,832	120,389
	Ingersoll-Rand plc	2,687,211	113,347
	Fastenal Co.	2,656,587	107,087
	WW Grainger Inc.	548,872	104,966
	Parker Hannifin Corp.	1,358,741	104,460
	Stanley Black & Decker
	Inc.	1,537,255	98,938
	Cooper Industries plc	1,430,884	97,558
	Dover Corp.	1,653,216	88,629
	Roper Industries Inc.	877,179	86,472
	CH Robinson Worldwide
	Inc.	1,462,707	85,612
	Rockwell Automation Inc.	1,284,937	84,883
	Fluor Corp.	1,521,293	75,061
	Republic Services Inc.
	Class A	2,830,781	74,902
	Expeditors International
	of Washington Inc.	1,910,582	74,035
*	Stericycle Inc.	765,336	70,158
	L-3 Communications
	Holdings Inc.	876,316	64,856
	Rockwell Collins Inc.	1,304,630	64,383
	Southwest Airlines Co.	6,905,494	63,669
	Textron Inc.	2,521,105	62,700
	Pall Corp.	1,041,572	57,089
	Flowserve Corp.	491,575	56,408
	Joy Global Inc.	951,984	54,006
	Iron Mountain Inc.	1,542,053	50,826
	Equifax Inc.	1,084,334	50,530
*	Quanta Services Inc.	1,918,861	46,187
	Masco Corp.	3,212,904	44,563
*	Jacobs Engineering
	Group Inc.	1,162,223	44,002
	Xylem Inc.	1,670,331	42,042
	Cintas Corp.	993,803	38,371
	Robert Half International
	Inc.	1,287,889	36,795
	Snap-on Inc.	523,328	32,577
	Dun & Bradstreet Corp.	431,197	30,688
^	Pitney Bowes Inc.	1,803,448	26,998
	Avery Dennison Corp.	933,470	25,521
^	RR Donnelley & Sons Co.	1,623,709	19,111
	Ryder System Inc.	461,869	16,632
			11,581,311

			Market
			Value
		Shares	($000)
Information Technology (19.7%)
*	Apple Inc.	8,412,497	4,912,898
	Microsoft Corp.	67,266,261	2,057,675
	International Business
	Machines Corp.	10,377,527	2,029,637
*	Google Inc. Class A	2,287,848	1,327,112
	Intel Corp.	45,262,201	1,206,238
	Oracle Corp.	34,912,189	1,036,892
	QUALCOMM Inc.	15,422,693	858,736
	Cisco Systems Inc.	48,193,868	827,489
	Visa Inc. Class A	4,479,841	553,843
*	EMC Corp.	18,890,053	484,152
*	eBay Inc.	10,338,720	434,330
	Mastercard Inc. Class A	955,062	410,782
	Hewlett-Packard Co.	17,789,076	357,738
	Accenture plc Class A	5,797,753	348,387
	Texas Instruments Inc.	10,295,000	295,364
	Automatic Data
	Processing Inc.	4,399,943	244,901
	Corning Inc.	13,652,528	176,527
*	Yahoo! Inc.	10,963,584	173,554
*	Salesforce.com Inc.	1,241,413	171,638
*	Dell Inc.	13,374,197	167,445
*	Cognizant Technology
	Solutions Corp. Class A	2,739,199	164,352
	Intuit Inc.	2,641,833	156,793
	Broadcom Corp. Class A	4,461,131	150,786
*	Adobe Systems Inc.	4,463,140	144,472
*	Citrix Systems Inc.	1,674,884	140,590
	Applied Materials Inc.	11,530,238	132,137
	Motorola Solutions Inc.	2,627,380	126,403
	TE Connectivity Ltd.	3,846,400	122,739
*	Teradata Corp.	1,517,558	109,279
*	NetApp Inc.	3,264,511	103,877
	Analog Devices Inc.	2,683,767	101,097
	Altera Corp.	2,902,281	98,213
*	Red Hat Inc.	1,734,876	97,986
	Xerox Corp.	12,123,913	95,415
*	Symantec Corp.	6,483,556	94,725
	Western Union Co.	5,513,820	92,853
	Paychex Inc.	2,902,515	91,168
*	Fiserv Inc.	1,227,678	88,663
	CA Inc.	3,183,359	86,237
	Seagate Technology plc	3,343,857	82,694
	Amphenol Corp. Class A	1,457,383	80,039
*	SanDisk Corp.	2,191,782	79,956
	Xilinx Inc.	2,373,864	79,691
*	Juniper Networks Inc.	4,763,476	77,692
*	NVIDIA Corp.	5,566,399	76,928
	KLA-Tencor Corp.	1,505,131	74,128
	Fidelity National
	Information Services
	Inc.	2,148,002	73,204
*	Autodesk Inc.	2,067,074	72,327
*	F5 Networks Inc.	714,099	71,096

14

500 Index Fund

			Market
			Value
		Shares	($000)
*	Lam Research Corp.	1,812,087	68,388
	Linear Technology Corp.	2,070,683	64,874
*	Western Digital Corp.	2,105,035	64,161
*	VeriSign Inc.	1,421,101	61,917
*	BMC Software Inc.	1,448,957	61,841
	Microchip Technology
	Inc.	1,741,274	57,601
*	Micron Technology Inc.	8,901,604	56,169
*	Akamai Technologies Inc.	1,614,010	51,245
	Harris Corp.	1,024,096	42,858
*	Electronic Arts Inc.	2,863,078	35,359
	Computer Sciences Corp.	1,397,946	34,697
	Total System Services
	Inc.	1,447,696	34,643
	Jabil Circuit Inc.	1,638,091	33,302
*	LSI Corp.	5,124,335	32,642
*	Advanced Micro Devices
	Inc.	5,306,533	30,406
	SAIC Inc.	2,492,098	30,204
	Molex Inc.	1,235,047	29,567
	FLIR Systems Inc.	1,389,039	27,086
*	Teradyne Inc.	1,681,391	23,640
*	JDS Uniphase Corp.	2,085,412	22,940
	Lexmark International Inc.
	Class A	640,759	17,031
^,*	First Solar Inc.	528,170	7,954
	Molex Inc. Class A	4,051	82
			21,929,485
Materials (3.4%)
	EI du Pont de Nemours
	& Co.	8,430,083	426,309
	Monsanto Co.	4,798,956	397,258
	Dow Chemical Co.	10,754,121	338,755
	Praxair Inc.	2,687,089	292,167
	Freeport-McMoRan
	Copper & Gold Inc.	8,538,539	290,908
	Newmont Mining Corp.	4,458,052	216,260
	Ecolab Inc.	2,628,533	180,133
	Air Products & Chemicals
	Inc.	1,902,052	153,553
	Mosaic Co.	2,679,172	146,711
	PPG Industries Inc.	1,369,967	145,381
	CF Industries Holdings
	Inc.	590,412	114,386
	International Paper Co.	3,931,933	113,672
	Nucor Corp.	2,852,128	108,096
	Sherwin-Williams Co.	771,122	102,058
	Alcoa Inc.	9,595,580	83,961
	Sigma-Aldrich Corp.	1,087,453	80,395
	FMC Corp.	1,233,491	65,967
	Cliffs Natural Resources
	Inc.	1,281,568	63,169
	Eastman Chemical Co.	1,240,748	62,497
	Ball Corp.	1,409,309	57,852

			Market
			Value
		Shares	($000)
	Airgas Inc.	622,519	52,298
	Vulcan Materials Co.	1,165,538	46,284
	MeadWestvaco Corp.	1,552,481	44,634
	International Flavors &
	Fragrances Inc.	730,290	40,020
	Allegheny Technologies
	Inc.	964,795	30,767
	Bemis Co. Inc.	927,324	29,062
*	Owens-Illinois Inc.	1,485,614	28,479
	Sealed Air Corp.	1,748,291	26,994
	United States Steel Corp.	1,294,861	26,674
	Titanium Metals Corp.	741,199	8,383
			3,773,083
Telecommunication Services (3.2%)
	AT&T Inc.	52,747,606	1,880,980
	Verizon Communications
	Inc.	25,559,768	1,135,876
	CenturyLink Inc.	5,588,760	220,700
*	Crown Castle
	International Corp.	2,319,608	136,068
*	Sprint Nextel Corp.	26,976,503	87,943
^	Windstream Corp.	5,299,618	51,194
^	Frontier Communications
	Corp.	8,993,398	34,445
*	MetroPCS
	Communications Inc.	2,649,820	16,032
			3,563,238
Utilities (3.7%)
	Southern Co.	7,815,111	361,840
	Exelon Corp.	7,668,596	288,493
	Duke Energy Corp.	12,040,462	277,653
	Dominion Resources Inc.	5,141,411	277,636
	NextEra Energy Inc.	3,752,107	258,182
	FirstEnergy Corp.	3,762,323	185,069
	American Electric
	Power Co. Inc.	4,356,971	173,843
	PG&E Corp.	3,799,205	171,990
	Consolidated Edison Inc.	2,635,002	163,871
	Progress Energy Inc.	2,662,088	160,178
	Sempra Energy	2,158,185	148,656
	Public Service Enterprise
	Group Inc.	4,550,984	147,907
	PPL Corp.	5,217,909	145,110
	Edison International	2,930,957	135,410
	Xcel Energy Inc.	4,380,464	124,449
	Northeast Utilities	2,821,112	109,487
	Entergy Corp.	1,593,678	108,195
	DTE Energy Co.	1,530,177	90,785
	Wisconsin Energy Corp.	2,073,022	82,029
	CenterPoint Energy Inc.	3,843,685	79,449
	ONEOK Inc.	1,869,700	79,107
*	AES Corp.	5,799,262	74,404
	Ameren Corp.	2,182,577	73,204
	NiSource Inc.	2,555,381	63,246

15

500 Index Fund

		Market
		Value
	Shares	($000)
CMS Energy Corp.	2,341,393	55,023
Pinnacle West Capital
Corp.	984,707	50,949
SCANA Corp.	1,046,962	50,087
AGL Resources Inc.	1,056,759	40,949
Pepco Holdings Inc.	2,056,196	40,240
Integrys Energy
Group Inc.	701,783	39,910
* NRG Energy Inc.	2,051,154	35,608
TECO Energy Inc.	1,943,858	35,106
		4,128,065
Total Common Stocks
(Cost $76,065,613)		110,769,063
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market
Liquidity Fund,
0.148%	634,576,771	634,577

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes,
	0.130%, 7/2/12	1,000	1,000
[4,5]	Fannie Mae Discount Notes,
	0.130%, 8/15/12	2,000	1,999
[4,5]	Fannie Mae Discount Notes,
	0.105%, 8/29/12	4,000	3,999
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.100%, 7/11/12	6,000	6,000
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.130%, 7/20/12	5,000	4,999
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.126%, 8/3/12	13,000	12,998
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.125%, 8/10/12	1,000	1,000
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.155%, 10/19/12	5,000	4,998
5	United States Treasury
	Note/Bond,
	1.375%, 9/15/12	1,500	1,504
			38,497
Total Temporary Cash Investments
(Cost $673,075)			673,074
Total Investments (100.1%)
(Cost $76,738,688)		111,442,137

16

500 Index Fund

Market
Value
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	491,449
Liabilities[3]	(584,954)
(93,505)
Net Assets (100%)	111,348,632

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	80,117,671
Overdistributed Net Investment Income	(92,125)
Accumulated Net Realized Losses	(3,397,499)
Unrealized Appreciation (Depreciation)
Investment Securities	34,703,449
Futures Contracts	17,136
Net Assets	111,348,632

Investor Shares—Net Assets
Applicable to 208,465,701 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,173,415
Net Asset Value Per Share—
Investor Shares	$125.55

Amount
($000)
Admiral Shares—Net Assets
Applicable to 448,097,869 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	56,258,548
Net Asset Value Per Share—
Admiral Shares	$125.55

Signal Shares—Net Assets
Applicable to 232,713,327 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,134,053
Net Asset Value Per Share—
Signal Shares	$103.71

ETF Shares—Net Assets
Applicable to 76,766,297 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,782,616
Net Asset Value Per Share—
ETF Shares	$62.30

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $59,578,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $61,458,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $37,147,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	1,141,311
Interest[1]	373
Security Lending	3,970
Total Income	1,145,654
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,448
Management and Administrative—Investor Shares	17,655
Management and Administrative—Admiral Shares	6,639
Management and Administrative—Signal Shares	1,695
Management and Administrative—ETF Shares	308
Marketing and Distribution—Investor Shares	3,690
Marketing and Distribution—Admiral Shares	4,868
Marketing and Distribution—Signal Shares	3,228
Marketing and Distribution—ETF Shares	405
Custodian Fees	668
Shareholders’ Reports—Investor Shares	351
Shareholders’ Reports—Admiral Shares	203
Shareholders’ Reports—Signal Shares	72
Shareholders’ Reports—ETF Shares	18
Trustees’ Fees and Expenses	54
Total Expenses	43,302
Net Investment Income	1,102,352
Realized Net Gain (Loss)
Investment Securities Sold	1,744,991
Futures Contracts	40,316
Realized Net Gain (Loss)	1,785,307
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,708,040
Futures Contracts	13,117
Change in Unrealized Appreciation (Depreciation)	6,721,157
Net Increase (Decrease) in Net Assets Resulting from Operations	9,608,816
1 Interest income from an affiliated company of the fund was $357,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,102,352	2,082,425
Realized Net Gain (Loss)	1,785,307	(74,741)
Change in Unrealized Appreciation (Depreciation)	6,721,157	90,802
Net Increase (Decrease) in Net Assets Resulting from Operations	9,608,816	2,098,486
Distributions
Net Investment Income
Investor Shares	(243,160)	(552,815)
Admiral Shares	(544,244)	(1,061,949)
Signal Shares	(232,386)	(433,611)
ETF Shares	(37,528)	(32,365)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(1,057,318)	(2,080,740)
Capital Share Transactions
Investor Shares	(1,955,347)	(6,033,406)
Admiral Shares	(36,328)	456,850
Signal Shares	716,145	2,699,645
ETF Shares	2,222,840	2,128,573
Net Increase (Decrease) from Capital Share Transactions	947,310	(748,338)
Total Increase (Decrease)	9,498,808	(730,592)
Net Assets
Beginning of Period	101,849,824	102,580,416
End of Period[1]	111,348,632	101,849,824
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($92,125,000) and ($137,159,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.80	$115.82	$102.67	$83.09	$135.15	$130.59
Investment Operations
Net Investment Income	1.196	2.246	2.020	2.131	2.443	2.470
Net Realized and Unrealized Gain (Loss)
on Investments	9.697	(.020)	13.096	19.553	(51.998)	4.580
Total from Investment Operations	10.893	2.226	15.116	21.684	(49.555)	7.050
Distributions
Dividends from Net Investment Income	(1.143)	(2.246)	(1.966)	(2.104)	(2.505)	(2.490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.143)	(2.246)	(1.966)	(2.104)	(2.505)	(2.490)
Net Asset Value, End of Period	$125.55	$115.80	$115.82	$102.67	$83.09	$135.15

Total Return[1]	9.41%	1.97%	14.91%	26.49%	-37.02%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,173	$25,967	$31,904	$48,313	$38,778	$63,327
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.92%	1.94%	2.42%	2.16%	1.81%
Portfolio Turnover Rate[2]	3%	4%	5%	12%	6%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.80	$115.83	$102.67	$83.09	$135.15	$130.59
Investment Operations
Net Investment Income	1.272	2.391	2.152	2.227	2.534	2.583
Net Realized and Unrealized Gain (Loss)
on Investments	9.698	(.031)	13.092	19.556	(52.000)	4.576
Total from Investment Operations	10.970	2.360	15.244	21.783	(49.466)	7.159
Distributions
Dividends from Net Investment Income	(1.220)	(2.390)	(2.084)	(2.203)	(2.594)	(2.599)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.220)	(2.390)	(2.084)	(2.203)	(2.594)	(2.599)
Net Asset Value, End of Period	$125.55	$115.80	$115.83	$102.67	$83.09	$135.15

Total Return[1]	9.48%	2.08%	15.05%	26.62%	-36.97%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,259	$51,925	$51,438	$28,380	$23,009	$37,113
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.04%	2.05%	2.53%	2.24%	1.89%
Portfolio Turnover Rate[2]	3%	4%	5%	12%	6%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Signal Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$95.65	$95.68	$84.81	$68.64	$111.64	$107.86
Investment Operations
Net Investment Income	1.051	1.975	1.780	1.839	2.092	2.119
Net Realized and Unrealized Gain (Loss)
on Investments	8.017	(.030)	10.813	16.151	(42.952)	3.794
Total from Investment Operations	9.068	1.945	12.593	17.990	(40.860)	5.913
Distributions
Dividends from Net Investment Income	(1.008)	(1.975)	(1.723)	(1.820)	(2.140)	(2.133)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.008)	(1.975)	(1.723)	(1.820)	(2.140)	(2.133)
Net Asset Value, End of Period	$103.71	$95.65	$95.68	$84.81	$68.64	$111.64

Total Return	9.48%	2.08%	15.05%	26.61%	-36.97%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,134	$21,592	$18,977	$16,590	$13,099	$21,433
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.04%	2.05%	2.53%	2.24%	1.89%
Portfolio Turnover Rate[1]	3%	4%	5%	12%	6%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

ETF Shares

	Six Months	Year	Sept. 7,
	Ended	Ended	2010[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$57.46	$57.47	$50.08
Investment Operations
Net Investment Income	.631	1.186	.363
Net Realized and Unrealized Gain (Loss) on Investments	4.814	(.010)	7.569
Total from Investment Operations	5.445	1.176	7.932
Distributions
Dividends from Net Investment Income	(.605)	(1.186)	(.542)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.605)	(1.186)	(.542)
Net Asset Value, End of Period	$62.30	$57.46	$57.47

Total Return	9.48%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,783	$2,366	$261
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	2.05%	2.04%	2.05%[2]
Portfolio Turnover Rate[3]	3%	4%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

24

500 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $16,251,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	110,769,041	22	—
Temporary Cash Investments	634,577	38,497	—
Futures Contracts—Assets[1]	14,807	—	—
Total	111,418,425	38,519	—
1 Represents variation margin on the last day of the reporting period.

25

500 Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	1,643	557,141	16,233
E-mini S&P 500 Index	September 2012	825	55,952	903

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $1,368,998,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $3,501,324,000 to offset future net capital gains. Of this amount $2,057,911,000 is subject to expiration dates; $293,941,000 may be used to offset future net capital gains through December 31, 2014, and $1,763,970,000 through December 31, 2016. Capital losses of $1,443,413,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 2012; should the fund realized net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $76,738,688,000. Net unrealized appreciation of investment securities for tax purposes was $34,703,449,000, consisting of unrealized gains of $44,448,298,000 on securities that had risen in value since their purchase and $9,744,849,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $4,434,419,000 of investment securities and sold $3,717,088,000 of investment securities, other than temporary cash investments.

26

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,969,539	15,808	4,337,212	36,996
Issued in Lieu of Cash Distributions	234,021	1,862	535,654	4,690
Redeemed	(4,158,907)	(33,448)	(10,906,272)	(92,902)
Net Increase (Decrease)—Investor Shares	(1,955,347)	(15,778)	(6,033,406)	(51,216)
Admiral Shares
Issued	2,213,328	17,776	5,212,677	44,787
Issued in Lieu of Cash Distributions	495,744	3,947	967,995	8,483
Redeemed	(2,745,400)	(22,050)	(5,723,822)	(48,940)
Net Increase (Decrease)—Admiral Shares	(36,328)	(327)	456,850	4,330
Signal Shares
Issued	3,906,019	37,932	8,023,642	82,491
Issued in Lieu of Cash Distributions	208,819	2,013	393,984	4,184
Redeemed	(3,398,693)	(32,973)	(5,717,981)	(59,284)
Net Increase (Decrease)—Signal Shares	716,145	6,972	2,699,645	27,391
ETF Shares
Issued	2,433,381	38,998	2,492,605	43,323
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(210,541)	(3,400)	(364,032)	(6,700)
Net Increase (Decrease)—ETF Shares	2,222,840	35,598	2,128,573	36,623

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended June 30, 2012

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,094.09	$0.89
Admiral Shares	1,000.00	1,094.75	0.26
Signal Shares	1,000.00	1,094.83	0.26
ETF Shares	1,000.00	1,094.81	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.61	0.25
Signal Shares	1,000.00	1,024.61	0.25
ETF Shares	1,000.00	1,024.61	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

31

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]
and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the ETFs.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082012

Semiannual Report | June 30, 2012

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

> For the six months ended June 30, 2012, Vanguard Small-Cap Index Funds delivered solid returns, rebounding from a weak 2011.

> Growth stocks outperformed their value-oriented counterparts.

> All three funds succeeded in capturing the returns of their benchmark indexes. Their results were also ahead of the average returns of their peer groups.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	9
Small-Cap Growth Index Fund.	28
Small-Cap Value Index Fund.	45
About Your Fund’s Expenses.	62
Trustees Approve Advisory Arrangement.	65
Glossary.	66

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	8.98%
Admiral™ Shares	9.07
Signal® Shares	9.07
Institutional Shares	9.07
Institutional Plus Shares	9.08
ETF Shares
Market Price	9.06
Net Asset Value	9.05
MSCI US Small Cap 1750 Index	9.06
Small-Cap Core Funds Average	6.29
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	9.45%
Admiral Shares	9.50
Institutional Shares	9.48
ETF Shares
Market Price	9.44
Net Asset Value	9.49
MSCI US Small Cap Growth Index	9.46
Small-Cap Growth Funds Average	8.16

Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	8.56%
Admiral Shares	8.62
Institutional Shares	8.61
ETF Shares
Market Price	8.60
Net Asset Value	8.65
MSCI US Small Cap Value Index	8.64
Small-Cap Value Funds Average	6.64

Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$33.38	$36.37	$0.008	$0.000
Admiral Shares	33.39	36.41	0.008	0.000
Signal Shares	30.08	32.80	0.008	0.000
Institutional Shares	33.39	36.41	0.009	0.000
Institutional Plus Shares	96.37	105.10	0.025	0.000
ETF Shares	69.70	75.99	0.019	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$21.49	$23.52	$0.001	$0.000
Admiral Shares	26.88	29.43	0.003	0.000
Institutional Shares	21.53	23.57	0.002	0.000
ETF Shares	76.45	83.70	0.006	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$15.04	$16.32	$0.007	$0.000
Admiral Shares	26.96	29.27	0.014	0.000
Institutional Shares	15.07	16.36	0.007	0.000
ETF Shares	62.73	68.13	0.029	0.000

3

Chairman’s Letter

Dear Shareholder,

After a disappointing performance in 2011, small-capitalization stocks rebounded smartly in the first half of 2012. Among the three small-cap funds, Vanguard Small-Cap Growth Index Fund was the leader, returning about 9.5% for the six months ended June 30; Vanguard Small-Cap Value Index Fund was the laggard, returning about 8.6%. The return of Vanguard Small-Cap Index Fund, a blend of growth and value stocks, fell in the middle of that range.

The returns of all three funds closely tracked those of their respective benchmark indexes and exceeded the average returns of their peer groups.

On a separate note, I want to call your attention to an announcement we made on June 22: George U. “Gus” Sauter, managing director and Vanguard’s chief investment officer, plans to retire at the end of 2012. It’s hard to overstate the contributions Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing, and he developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

4

Eurozone woes continued to cast a shadow on stock markets globally
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and for the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists anticipate that Europe will remain a trouble spot. The most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s worth remembering that low yields imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

5

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Health care, consumer discretionary powered the period’s returns
As investors regained some appetite for risk in the first few months of 2012, small-cap stocks rallied, producing a liftoff that carried them to solid returns for the full six months. In each of the Vanguard Small-Cap Index Funds, at least eight of the ten sectors generated positive returns.

Health care stocks produced double-digit gains for all three funds, emerging as the single biggest contributor to performance in Vanguard Small-Cap Growth Index Fund. Biotechnology stocks were notable in their outsized returns as large pharmaceutical companies continued to hunt for acquisitions to buttress their weak new product pipelines. Vanguard Small-Cap Value Index Fund benefited less from the strong performance of health care stocks because of its relatively small weighting in the sector.

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal Institutional	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.30%	0.16%	0.16%	0.14%	0.12%	0.16%	1.37%
Small-Cap Growth Index Fund	0.24	0.10	—	0.08	—	0.10	1.51
Small-Cap Value Index Fund	0.35	0.21	—	0.19	—	0.21	1.45

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Consumer discretionary companies also posted strong gains across the three funds as they benefited from the slow but steady growth in consumer spending following the pullback triggered by the deep recession. The performance of small-cap consumer discretionary stocks was further boosted by these firms’ tendency to be domestically focused, which insulated them a bit from the challenges facing the European economies.

Financials were another bright spot for the Small-Cap Index Fund and particularly for the Small-Cap Value Index Fund, which had the most significant exposure to these stocks. The Small-Cap Growth Index Fund’s lower weighting in financials meant that the fund benefited less from the sector’s robust returns.

Real estate investment trusts (REITs) were among the big gainers for the period. REITs have benefited from improved fundamentals, including strong leasing markets for malls and apartments. In addition, REIT dividend yields have attracted keen interest from investors hungry for alternatives to low-yielding fixed income investments.

A note of caution: REITs’ relatively high yields are as much a function of regulation as dividend-paying power. Tax laws require REITs to pay out 90% of their earnings. In a traditional operating company, by contrast, the dividend policy is at management’s discretion. A REIT’s payout may also include capital gains or a return of capital, a determination made by each REIT at the end of its fiscal year.

Among the weak spots were energy stocks, which posted negative returns in all three funds as uncertainty about the pace of global economic growth raised questions about the outlook for energy demand. Utilities were a drag on the performance of the Small-Cap Index Fund and Small-Cap Growth Index Fund while the Small-Cap Value Index Fund’s holdings in telecommunications stocks produced negative returns.

The performance of all three Vanguard Small-Cap Index Funds mirrored the returns of their respective benchmarks. That record is a testament to the portfolio management skills of Vanguard Equity Investment Group, whose seasoned professionals have delivered index-tracking performance regardless of the market environment.

The good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent market volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about costs. As I said

7

in a recent address to financial advisors: Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.

Vanguard research confirms that over the past decade investors have displayed a growing cost consciousness, directing a larger share of their money to low-cost investments. You can read the full report—Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/ research.

In our view, investors serve their interests by focusing on costs. The math is simple: The less you pay for an investment, the more of its returns you keep. And cost savings can compound over the long term, potentially helping to build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of the things you can control: your investment costs. We continue to believe that holding a balanced and diversified, low-cost portfolio can give investors a greater chance of reaching their long-term financial goals. The Vanguard Small-Cap Index Funds can be an important ally in your effort to keep investment costs low.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2012

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

8

Small-Cap Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares Plus Shares		Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.30%	0.16%	0.16%	0.14%	0.12%	0.16%
30-Day SEC Yield	1.22%	1.36%	1.36%	1.38%	1.40%	1.36%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund 1750 Index		Index
Number of Stocks	1,745	1,737	3,694
Median Market Cap	$1.6B	$1.6B	$33.1B
Price/Earnings Ratio	22.3x	22.3x	16.1x
Price/Book Ratio	1.8x	1.8x	2.1x
Return on Equity	9.0%	9.0%	18.1%
Earnings Growth Rate	4.6%	4.6%	9.4%
Dividend Yield	1.4%	1.4%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	13%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Small Cap	Market
	1750 Index	Index
R-Squared	1.00	0.93
Beta	1.00	1.24

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BioMarin Pharmaceutical
Inc.	Biotechnology	0.3%
Royal Gold Inc.	Gold	0.3
Ariba Inc.	Systems Software	0.3
Onyx Pharmaceuticals
Inc.	Biotechnology	0.3
Catalyst Health Solutions	Health Care
Inc.	Services	0.3
Apartment Investment &
Management Co. Class
A	Residential REITs	0.2
tw telecom inc Class A	Alternative Carriers	0.2
Cooper Cos. Inc.	Health Care
	Supplies	0.2
Westar Energy Inc.	Electric	0.2
BRE Properties Inc.	Residential REITs	0.2
Top Ten		2.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

9

Small-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund 1750 Index		Index
Consumer Discretionary 12.9%		13.0%	11.9%
Consumer Staples	3.2	3.2	9.8
Energy	5.2	5.2	10.0
Financials	22.3	22.2	15.9
Health Care	13.8	13.8	12.0
Industrials	16.2	16.2	10.8
Information Technology 16.3		16.3	19.1
Materials	5.6	5.6	3.9
Telecommunication
Services	0.8	0.8	2.9
Utilities	3.7	3.7	3.7

Investment Focus

10

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Small-Cap Index Fund Investor Shares
Spliced Small-Cap Index

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	-1.51%	1.75%	7.97%
Admiral Shares	11/13/2000	-1.36	1.88	8.10
Signal Shares	12/15/2006	-1.38	1.88	3.181
Institutional Shares	7/7/1997	-1.34	1.93	8.16
Institutional Plus Shares	12/17/2010	-1.33	—	4.55[1]
ETF Shares	1/26/2004
Market Price		-1.38	1.88	6.28[1]
Net Asset Value		-1.38	1.89	6.28[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Jarden Corp.	1,211,365	50,902	0.2%
* Penn National Gaming Inc.	1,043,723	46,540	0.2%
Consumer Discretionary—Other †		3,172,827	12.4%
		3,270,269	12.8%
Consumer Staples
* Dean Foods Co.	2,971,719	50,608	0.2%
Consumer Staples—Other †		770,002	3.0%
		820,610	3.2%
Energy
* Oil States International Inc.	830,967	55,010	0.2%
Energy—Other †		1,256,406	5.0%
		1,311,416	5.2%
Financials
Apartment Investment & Management Co. Class A	2,322,736	62,784	0.3%
BRE Properties Inc.	1,213,138	60,681	0.2%
East West Bancorp Inc.	2,394,986	56,186	0.2%
* American Capital Ltd.	5,421,813	54,598	0.2%
American Campus Communities Inc.	1,201,069	54,024	0.2%
Kilroy Realty Corp.	1,101,020	53,300	0.2%
Douglas Emmett Inc.	2,136,268	49,348	0.2%
Home Properties Inc.	779,177	47,810	0.2%
Extra Space Storage Inc.	1,561,616	47,785	0.2%
Allied World Assurance Co. Holdings AG	593,359	47,154	0.2%
National Retail Properties Inc.	1,665,636	47,121	0.2%
Tanger Factory Outlet Centers	1,462,334	46,868	0.2%
BioMed Realty Trust Inc.	2,484,280	46,406	0.2%
Financials—Other †		4,951,740	19.4%
		5,625,805	22.1%

12

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	BioMarin Pharmaceutical Inc.	1,967,485	77,873	0.3%
*	Onyx Pharmaceuticals Inc.	1,032,134	68,585	0.3%
*	Catalyst Health Solutions Inc.	688,343	64,319	0.2%
	Cooper Cos. Inc.	762,885	60,848	0.2%
*,^	Questcor Pharmaceuticals Inc.	1,023,529	54,493	0.2%
*	MEDNAX Inc.	790,918	54,210	0.2%
*	Salix Pharmaceuticals Ltd.	957,280	52,114	0.2%
*	AMERIGROUP Corp.	775,143	51,090	0.2%
*	Medivation Inc.	550,737	50,337	0.2%
*	Pharmacyclics Inc.	886,411	48,407	0.2%
	Lincare Holdings Inc.	1,390,475	47,304	0.2%
	PerkinElmer Inc.	1,827,778	47,157	0.2%
*	Cepheid Inc.	1,049,083	46,946	0.2%
*	HMS Holdings Corp.	1,377,761	45,893	0.2%
	Health Care—Other †		2,717,655	10.7%
			3,487,231	13.7%
Industrials
	Wabtec Corp.	773,621	60,350	0.3%
	Lincoln Electric Holdings Inc.	1,281,739	56,127	0.2%
	Carlisle Cos. Inc.	994,538	52,730	0.2%
*	Fortune Brands Home & Security Inc.	2,286,647	50,924	0.2%
	Corrections Corp. of America	1,602,898	47,205	0.2%
	Valmont Industries Inc.	383,807	46,429	0.2%
	Industrials—Other †		3,775,276	14.8%
			4,089,041	16.1%
Information Technology
*	Ariba Inc.	1,602,972	71,749	0.3%
*	NCR Corp.	2,547,529	57,905	0.2%
*	Concur Technologies Inc.	746,530	50,839	0.2%
*	Cadence Design Systems Inc.	4,413,252	48,502	0.2%
	Information Technology—Other †		3,901,157	15.3%
			4,130,152	16.2%
Materials
	Royal Gold Inc.	947,445	74,280	0.3%
	RPM International Inc.	2,113,709	57,493	0.2%
	Solutia Inc.	1,971,898	55,312	0.2%
	Rockwood Holdings Inc.	1,123,128	49,811	0.2%
	Materials—Other †		1,183,883	4.7%
			1,420,779	5.6%
Telecommunication Services
*	tw telecom inc Class A	2,416,383	62,004	0.2%
	Telecommunication Services—Other †		139,318	0.6%
			201,322	0.8%
Utilities
	Westar Energy Inc.	2,030,262	60,806	0.2%
	Questar Corp.	2,866,208	59,789	0.2%
	Atmos Energy Corp.	1,453,305	50,967	0.2%
	Great Plains Energy Inc.	2,191,563	46,921	0.2%
	Utilities—Other †		707,962	2.8%
			926,445	3.6%
Total Common Stocks (Cost $24,155,727)			25,283,070	99.3%[1]

13

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.148%	601,929,002	601,929	2.3%

4U.S. Government and Agency Obligations †			14,099	0.1%
Total Temporary Cash Investments (Cost $616,028)			616,028	2.4%[1]
Total Investments (Cost $24,771,755)			25,899,098	101.7%
Other Assets and Liabilities
Other Assets			102,564	0.4%
Liabilities[3]			(533,469)	(2.1%)
			(430,905)	(1.7%)
Net Assets			25,468,193	100.0%

At June 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				25,284,509
Undistributed Net Investment Income				136,814
Accumulated Net Realized Losses				(1,090,155)
Unrealized Appreciation (Depreciation)
Investment Securities				1,127,343
Futures Contracts				9,682
Net Assets				25,468,193

Investor Shares—Net Assets
Applicable to 108,818,747 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,957,358
Net Asset Value Per Share—Investor Shares				$36.37

Admiral Shares—Net Assets
Applicable to 164,403,045 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,985,859
Net Asset Value Per Share—Admiral Shares				$36.41

Signal Shares—Net Assets
Applicable to 112,324,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,684,510
Net Asset Value Per Share—Signal Shares				$32.80

14

Small-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 154,873,661 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,638,667
Net Asset Value Per Share—Institutional Shares	$36.41

Institutional Plus Shares—Net Assets
Applicable to 19,331,502 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,031,802
Net Asset Value Per Share—Institutional Plus Shares	$105.10

ETF Shares—Net Assets
Applicable to 54,874,007 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,169,997
Net Asset Value Per Share—ETF Shares	$75.99

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $415,906,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $433,674,000 of collateral received for securities on loan.
4 Securities with a value of $14,099,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	167,275
Interest[1]	115
Security Lending	15,518
Total Income	182,908
Expenses
The Vanguard Group—Note B
Investment Advisory Services	842
Management and Administrative—Investor Shares	3,944
Management and Administrative—Admiral Shares	2,134
Management and Administrative—Signal Shares	1,060
Management and Administrative—Institutional Shares	1,055
Management and Administrative—Institutional Plus Shares	313
Management and Administrative—ETF Shares	1,184
Marketing and Distribution—Investor Shares	654
Marketing and Distribution—Admiral Shares	522
Marketing and Distribution—Signal Shares	528
Marketing and Distribution—Institutional Shares	822
Marketing and Distribution—Institutional Plus Shares	198
Marketing and Distribution—ETF Shares	637
Custodian Fees	262
Shareholders’ Reports—Investor Shares	95
Shareholders’ Reports—Admiral Shares	43
Shareholders’ Reports—Signal Shares	25
Shareholders’ Reports—Institutional Shares	46
Shareholders’ Reports—Institutional Plus Shares	6
Shareholders’ Reports—ETF Shares	58
Trustees’ Fees and Expenses	12
Total Expenses	14,440
Net Investment Income	168,468
Realized Net Gain (Loss)
Investment Securities Sold	558,697
Futures Contracts	(5,524)
Realized Net Gain (Loss)	553,173
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,330,056
Futures Contracts	8,552
Change in Unrealized Appreciation (Depreciation)	1,338,608
Net Increase (Decrease) in Net Assets Resulting from Operations	2,060,249

1 Interest income from an affiliated company of the fund was $109,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,468	310,855
Realized Net Gain (Loss)	553,173	3,587,345
Change in Unrealized Appreciation (Depreciation)	1,338,608	(4,521,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,060,249	(623,552)
Distributions
Net Investment Income
Investor Shares	(912)	(46,565)
Admiral Shares	(1,319)	(74,629)
Signal Shares	(870)	(42,148)
Institutional Shares	(1,350)	(66,542)
Institutional Plus Shares	(482)	(27,129)
ETF Shares	(1,046)	(50,321)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(5,979)	(307,334)
Capital Share Transactions
Investor Shares	(317,680)	(1,211,610)
Admiral Shares	(37,675)	187,981
Signal Shares	334,331	932,295
Institutional Shares	301,937	(608,115)
Institutional Plus Shares	25,829	1,583,718
ETF Shares	165,467	(1,030,372)
Net Increase (Decrease) from Capital Share Transactions	472,209	(146,103)
Total Increase (Decrease)	2,526,479	(1,076,989)
Net Assets
Beginning of Period	22,941,714	24,018,703
End of Period[1]	25,468,193	22,941,714
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $136,814,000 and ($25,675,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$33.38	$34.75	$27.49	$20.40	$32.58	$32.62
Investment Operations
Net Investment Income	.217	.402	.355	.272	.398	.413
Net Realized and Unrealized Gain (Loss)
on Investments	2.781	(1.375)	7.266	7.094	(12.174)	(.041)
Total from Investment Operations	2.998	(.973)	7.621	7.366	(11.776)	.372
Distributions
Dividends from Net Investment Income	(.008)	(.397)	(.361)	(.276)	(.404)	(.412)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.397)	(.361)	(.276)	(.404)	(.412)
Net Asset Value, End of Period	$36.37	$33.38	$34.75	$27.49	$20.40	$32.58

Total Return[1]	8.98%	-2.80%	27.72%	36.12%	-36.07%	1.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,957	$3,925	$5,270	$5,913	$4,050	$6,214
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.15%	1.24%	1.30%	1.49%	1.23%
Portfolio Turnover Rate[2]	13%	17%	12%	14%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$33.39	$34.78	$27.50	$20.40	$32.59	$32.64
Investment Operations
Net Investment Income	.244	.461	.384	.303	.426	.440
Net Realized and Unrealized Gain (Loss)
on Investments	2.784	(1.395)	7.286	7.105	(12.185)	(.040)
Total from Investment Operations	3.028	(.934)	7.670	7.408	(11.759)	.400
Distributions
Dividends from Net Investment Income	(.008)	(.456)	(.390)	(.308)	(.431)	(.450)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.456)	(.390)	(.308)	(.431)	(.450)
Net Asset Value, End of Period	$36.41	$33.39	$34.78	$27.50	$20.40	$32.59

Total Return[1]	9.07%	-2.69%	27.89%	36.33%	-36.00%	1.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,986	$5,525	$5,554	$1,992	$1,444	$2,325
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.29%	1.38%	1.44%	1.60%	1.34%
Portfolio Turnover Rate[2]	13%	17%	12%	14%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Signal Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.08	$31.33	$24.79	$18.39	$29.38	$29.42
Investment Operations
Net Investment Income	.220	.417	.359	.274	.385	.406
Net Realized and Unrealized Gain (Loss)
on Investments	2.508	(1.254)	6.545	6.405	(10.985)	(.042)
Total from Investment Operations	2.728	(.837)	6.904	6.679	(10.600)	.364
Distributions
Dividends from Net Investment Income	(.008)	(.413)	(.364)	(.279)	(.390)	(.404)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.413)	(.364)	(.279)	(.390)	(.404)
Net Asset Value, End of Period	$32.80	$30.08	$31.33	$24.79	$18.39	$29.38

Total Return	9.07%	-2.68%	27.85%	36.34%	-36.00%	1.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,685	$3,075	$2,300	$1,763	$1,172	$1,625
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.29%	1.38%	1.44%	1.60%	1.34%
Portfolio Turnover Rate[1]	13%	17%	12%	14%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$33.39	$34.77	$27.50	$20.40	$32.60	$32.65
Investment Operations
Net Investment Income	.248	.467	.410	.316	.441	.457
Net Realized and Unrealized Gain (Loss)
on Investments	2.781	(1.385)	7.276	7.106	(12.196)	(.041)
Total from Investment Operations	3.029	(.918)	7.686	7.422	(11.755)	.416
Distributions
Dividends from Net Investment Income	(.009)	(.462)	(.416)	(.322)	(.445)	(.466)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.462)	(.416)	(.322)	(.445)	(.466)
Net Asset Value, End of Period	$36.41	$33.39	$34.77	$27.50	$20.40	$32.60

Total Return	9.07%	-2.65%	27.95%	36.40%	-35.98%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,639	$4,894	$5,711	$4,162	$2,545	$3,585
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.31%	1.42%	1.50%	1.65%	1.38%
Portfolio Turnover Rate[1]	13%	17%	12%	14%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months	Year	Dec. 17,
	Ended	Ended	2010[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	.725	1.373	.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.030	(4.023)	.767
Total from Investment Operations	8.755	(2.650)	.831
Distributions
Dividends from Net Investment Income	(.025)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.025)	(1.360)	(1.181)
Net Asset Value, End of Period	$105.10	$96.37	$100.38

Total Return	9.08%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,032	$1,840	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.35%	1.33%	1.44%[3]
Portfolio Turnover Rate[4]	13%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$69.70	$72.58	$57.41	$42.60	$68.07	$68.16
Investment Operations
Net Investment Income	.510	.957	.833	.646	.910	.959
Net Realized and Unrealized Gain (Loss)
on Investments	5.799	(2.891)	15.183	14.822	(25.462)	(.093)
Total from Investment Operations	6.309	(1.934)	16.016	15.468	(24.552)	.866
Distributions
Dividends from Net Investment Income	(.019)	(.946)	(.846)	(.658)	(.918)	(.956)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.019)	(.946)	(.846)	(.658)	(.918)	(.956)
Net Asset Value, End of Period	$75.99	$69.70	$72.58	$57.41	$42.60	$68.07

Total Return	9.05%	-2.68%	27.89%	36.31%	-35.99%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,170	$3,683	$4,843	$3,460	$1,224	$1,121
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.29%	1.38%	1.44%	1.62%	1.35%
Portfolio Turnover Rate[1]	13%	17%	12%	14%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

24

Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $3,690,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,282,531	256	283
Temporary Cash Investments	601,929	14,099	—
Futures Contracts—Assets[1]	5,844	—	—
Futures Contracts—Liabilities[1]	(294)	—	—
Total	25,890,010	14,355	283
1 Represents variation margin on the last day of the reporting period.

25

Small-Cap Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	2,230	177,374	9,682

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $416,382,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $1,225,242,000 to offset future net capital gains of $621,093,000 through December 31, 2017, and $604,149,000 through December 31, 2018. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $24,771,755,000. Net unrealized appreciation of investment securities for tax purposes was $1,127,343,000, consisting of unrealized gains of $4,299,561,000 on securities that had risen in value since their purchase and $3,172,218,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $3,398,205,000 of investment securities and sold $2,852,787,000 of investment securities, other than temporary cash investments.

26

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	367,726	10,231	1,154,504	33,129
Issued in Lieu of Cash Distributions	882	23	45,183	1,348
Redeemed	(686,288)	(19,027)	(2,411,297)	(68,538)
Net Increase (Decrease)—Investor Shares	(317,680)	(8,773)	(1,211,610)	(34,061)
Admiral Shares
Issued	319,140	8,806	934,912	27,156
Issued in Lieu of Cash Distributions	1,202	32	67,703	2,019
Redeemed	(358,017)	(9,906)	(814,634)	(23,394)
Net Increase (Decrease)—Admiral Shares	(37,675)	(1,068)	187,981	5,781
Signal Shares
Issued	767,859	23,513	1,823,091	57,364
Issued in Lieu of Cash Distributions	774	23	37,658	1,247
Redeemed	(434,302)	(13,430)	(928,454)	(29,782)
Net Increase (Decrease)—Signal Shares	334,331	10,106	932,295	28,829
Institutional Shares
Issued	789,697	21,928	2,006,468	57,272
Issued in Lieu of Cash Distributions	1,221	32	60,213	1,796
Redeemed	(488,981)	(13,667)	(2,674,796)	(76,740)
Net Increase (Decrease)—Institutional Shares	301,937	8,293	(608,115)	(17,672)
Institutional Plus Shares
Issued	256,943	2,464	2,208,446	22,155
Issued in Lieu of Cash Distributions	482	4	27,130	280
Redeemed	(231,596)	(2,224)	(651,858)	(6,748)
Net Increase (Decrease)—Institutional Plus Shares	25,829	244	1,583,718	15,687
ETF Shares
Issued	1,410,018	19,029	3,725,442	51,513
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,244,551)	(17,000)	(4,755,814)	(65,400)
Net Increase (Decrease)—ETF Shares	165,467	2,029	(1,030,372)	(13,887)

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Institutional	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.24%	0.10%	0.08%	0.10%
30-Day SEC Yield	0.17%	0.31%	0.33%	0.31%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	938	933	3,694
Median Market Cap	$1.8B	$1.8B	$33.1B
Price/Earnings Ratio	27.4x	27.4x	16.1x
Price/Book Ratio	2.9x	2.8x	2.1x
Return on Equity	10.6%	10.6%	18.1%
Earnings Growth Rate	9.6%	9.6%	9.4%
Dividend Yield	0.4%	0.4%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	34%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Growth	Market
	Index	Index
R-Squared	1.00	0.92
Beta	1.00	1.27

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BioMarin Pharmaceutical
Inc.	Biotechnology	0.6%
Royal Gold Inc.	Gold	0.6
Ariba Inc.	Systems Software	0.6
Onyx Pharmaceuticals
Inc.	Biotechnology	0.5
Catalyst Health Solutions	Health Care
Inc.	Services	0.5
tw telecom inc Class A	Alternative Carriers	0.5
Cooper Cos. Inc.	Health Care
	Supplies	0.5
Wabtec Corp.	Construction &
	Farm Machinery &
	Heavy Trucks	0.5
Lincoln Electric Holdings	Industrial
Inc.	Machinery	0.4
Solutia Inc.	Diversified
	Chemicals	0.4
Top Ten		5.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

28

Small-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer Discretionary 15.5%		15.6%	11.9%
Consumer Staples	3.7	3.7	9.8
Energy	6.4	6.4	10.0
Financials	6.0	5.9	15.9
Health Care	21.5	21.5	12.0
Industrials	17.9	17.9	10.8
Information Technology 22.6		22.7	19.1
Materials	5.1	5.1	3.9
Telecommunication
Services	1.2	1.1	2.9
Utilities	0.1	0.1	3.7

Investment Focus

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Small-Cap Growth Index Fund Investor Shares
Spliced Small-Cap Growth Index

Spliced Small-Cap Growth Index: S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	-2.15%	2.98%	9.04%
Admiral Shares	9/27/2011	—	—	18.23[1]
Institutional Shares	5/24/2000	-2.01	3.15	9.22
ETF Shares	1/26/2004
Market Price		-2.05	3.09	6.61[1]
Net Asset Value		-2.04	3.11	6.62[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

30

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Penn National Gaming Inc.	732,883	32,679	0.4%
	GNC Holdings Inc. Class A	784,197	30,741	0.4%
*	Big Lots Inc.	741,434	30,243	0.3%
*	Carter’s Inc.	565,689	29,755	0.3%
	Consumer Discretionary—Other †		1,251,584	14.1%
			1,375,002	15.5%
Consumer Staples
*	Dean Foods Co.	2,084,924	35,506	0.4%
*	United Natural Foods Inc.	551,038	30,230	0.4%
	Nu Skin Enterprises Inc. Class A	642,588	30,137	0.3%
	Consumer Staples—Other †		232,229	2.6%
			328,102	3.7%
Energy
*	Oil States International Inc.	583,607	38,635	0.4%
	Energy—Other †		525,986	5.9%
			564,621	6.3%
Financials
	Extra Space Storage Inc.	1,095,636	33,526	0.4%
*	Signature Bank	521,839	31,817	0.3%
	Financials—Other †		462,086	5.2%
			527,429	5.9%
Health Care
*	BioMarin Pharmaceutical Inc.	1,380,846	54,654	0.6%
*	Onyx Pharmaceuticals Inc.	724,137	48,119	0.5%
*	Catalyst Health Solutions Inc.	482,883	45,121	0.5%
	Cooper Cos. Inc.	535,277	42,694	0.5%
*,^	Questcor Pharmaceuticals Inc.	718,810	38,269	0.4%
*	MEDNAX Inc.	554,911	38,034	0.4%
*	Salix Pharmaceuticals Ltd.	671,597	36,562	0.4%
*	AMERIGROUP Corp.	543,837	35,844	0.4%

31

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
*	Medivation Inc.	386,676	35,342	0.4%
*	Pharmacyclics Inc.	622,116	33,974	0.4%
*	Cepheid Inc.	736,610	32,963	0.4%
*	HMS Holdings Corp.	967,276	32,220	0.4%
*	athenahealth Inc.	400,773	31,729	0.4%
*	Vivus Inc.	1,107,333	31,603	0.4%
*	Ariad Pharmaceuticals Inc.	1,796,136	30,911	0.3%
*	Incyte Corp. Ltd.	1,295,224	29,402	0.3%
	Techne Corp.	395,856	29,372	0.3%
*,^	Seattle Genetics Inc.	1,117,796	28,381	0.3%
	Health Care—Other †		1,252,511	14.1%
			1,907,705	21.4%
Industrials
	Wabtec Corp.	542,797	42,344	0.5%
	Lincoln Electric Holdings Inc.	899,312	39,381	0.4%
*	Fortune Brands Home & Security Inc.	1,605,747	35,760	0.4%
	Corrections Corp. of America	1,124,961	33,130	0.4%
	Nordson Corp.	621,587	31,881	0.4%
	Triumph Group Inc.	563,149	31,688	0.4%
	Graco Inc.	676,399	31,168	0.4%
*	United Rentals Inc.	899,268	30,611	0.3%
*	Clean Harbors Inc.	539,768	30,454	0.3%
*	Hexcel Corp.	1,123,270	28,969	0.3%
	Industrials—Other †		1,254,633	14.1%
			1,590,019	17.9%
Information Technology
*	Ariba Inc.	1,124,635	50,339	0.6%
*	Concur Technologies Inc.	523,767	35,669	0.4%
*	Cadence Design Systems Inc.	3,096,339	34,029	0.4%
	Jack Henry & Associates Inc.	931,645	32,160	0.4%
*	Teradyne Inc.	2,107,238	29,628	0.3%
	National Instruments Corp.	1,091,082	29,306	0.3%
*	JDS Uniphase Corp.	2,642,925	29,072	0.3%
	MercadoLibre Inc.	374,167	28,362	0.3%
	Information Technology—Other †		1,751,056	19.7%
			2,019,621	22.7%
Materials
	Royal Gold Inc.	664,750	52,116	0.6%
	Solutia Inc.	1,383,515	38,808	0.4%
	Rockwood Holdings Inc.	788,731	34,980	0.4%
	Materials—Other †		330,642	3.7%
			456,546	5.1%
Telecommunication Services
*	tw telecom inc Class A	1,695,271	43,501	0.5%
	Telecommunication Services—Other †		60,368	0.7%
			103,869	1.2%

Utilities †			5,214	0.1%
Total Common Stocks (Cost $8,208,723)			8,878,128	99.8%[1]

32

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.148%	192,411,236	192,411	2.2%

4U.S. Government and Agency Obligations †			2,005	0.0%
Total Temporary Cash Investments (Cost $194,416)			194,416	2.2%[1]
Total Investments (Cost $8,403,139)			9,072,544	102.0%
Other Assets and Liabilities
Other Assets			39,451	0.4%
Liabilities[3]			(215,696)	(2.4%)
			(176,245)	(2.0%)
Net Assets			8,896,299	100.0%

At June 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				9,070,328
Undistributed Net Investment Income				20,129
Accumulated Net Realized Losses				(864,266)
Unrealized Appreciation (Depreciation)
Investment Securities				669,405
Futures Contracts				703
Net Assets				8,896,299

Investor Shares—Net Assets
Applicable to 114,440,112 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,691,063
Net Asset Value Per Share—Investor Shares				$23.52

Admiral Shares—Net Assets
Applicable to 71,526,059 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,105,074
Net Asset Value Per Share—Admiral Shares				$29.43

33

Small-Cap Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 88,366,465 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,082,707
Net Asset Value Per Share—Institutional Shares	$23.57

ETF Shares—Net Assets
Applicable to 24,103,416 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,017,455
Net Asset Value Per Share—ETF Shares	$83.70

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $163,719,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $169,372,000 of collateral received for securities on loan.
4 Securities with a value of $2,005,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	26,910
Interest[1]	19
Security Lending	7,794
Total Income	34,723
Expenses
The Vanguard Group—Note B
Investment Advisory Services	329
Management and Administrative—Investor Shares	2,588
Management and Administrative—Admiral Shares	735
Management and Administrative—Institutional Shares	362
Management and Administrative—ETF Shares	558
Marketing and Distribution—Investor Shares	498
Marketing and Distribution—Admiral Shares	131
Marketing and Distribution—Institutional Shares	283
Marketing and Distribution—ETF Shares	316
Custodian Fees	173
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	22
Shareholders’ Reports—ETF Shares	35
Trustees’ Fees and Expenses	4
Total Expenses	6,083
Net Investment Income	28,640
Realized Net Gain (Loss)
Investment Securities Sold	172,791
Futures Contracts	293
Realized Net Gain (Loss)	173,084
Change in Unrealized Appreciation (Depreciation)
Investment Securities	528,821
Futures Contracts	553
Change in Unrealized Appreciation (Depreciation)	529,374
Net Increase (Decrease) in Net Assets Resulting from Operations	731,098
1 Interest income from an affiliated company of the fund was $18,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,640	37,447
Realized Net Gain (Loss)	173,084	1,498,151
Change in Unrealized Appreciation (Depreciation)	529,374	(1,671,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	731,098	(135,578)
Distributions
Net Investment Income
Investor Shares	(117)	(10,518)
Admiral Shares	(208)	(7,469)
Institutional Shares	(161)	(9,278)
ETF Shares	(150)	(10,192)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(636)	(37,457)
Capital Share Transactions
Investor Shares	(163,955)	(1,496,783)
Admiral Shares	155,844	1,763,284
Institutional Shares	315,554	129,253
ETF Shares	(15,069)	52,393
Net Increase (Decrease) from Capital Share Transactions	292,374	448,147
Total Increase (Decrease)	1,022,836	275,112
Net Assets
Beginning of Period	7,873,463	7,598,351
End of Period[1]	8,896,299	7,873,463
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,129,000 and ($7,875,000).

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.49	$21.92	$16.83	$11.90	$20.01	$18.34
Investment Operations
Net Investment Income	.064	.086	.075	.046	.096	.095
Net Realized and Unrealized Gain (Loss)
on Investments	1.967	(.431)	5.091	4.933	(8.105)	1.669
Total from Investment Operations	2.031	(.345)	5.166	4.979	(8.009)	1.764
Distributions
Dividends from Net Investment Income	(.001)	(.085)	(.076)	(.049)	(.101)	(.094)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.085)	(.076)	(.049)	(.101)	(.094)
Net Asset Value, End of Period	$23.52	$21.49	$21.92	$16.83	$11.90	$20.01

Total Return[1]	9.45%	-1.58%	30.69%	41.85%	-40.00%	9.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,691	$2,613	$4,229	$3,018	$1,871	$2,825
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.45%	0.37%	0.43%	0.33%	0.60%	0.52%
Portfolio Turnover Rate[2]	34%	40%	34%	38%	38%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

	Six Months	Sept. 27,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.88	$25.00
Investment Operations
Net Investment Income	.101	.031
Net Realized and Unrealized Gain (Loss) on Investments	2.452	1.962
Total from Investment Operations	2.553	1.993
Distributions
Dividends from Net Investment Income	(.003)	(.113)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.003)	(.113)
Net Asset Value, End of Period	$29.43	$26.88

Total Return[2]	9.50%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,105	$1,781
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.59%	0.51%[3]
Portfolio Turnover Rate[4]	34%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.53	$21.96	$16.85	$11.91	$20.04	$18.37
Investment Operations
Net Investment Income	.083	.125	.107	.072	.121	.125
Net Realized and Unrealized Gain (Loss)
on Investments	1.959	(.432)	5.111	4.944	(8.126)	1.669
Total from Investment Operations	2.042	(.307)	5.218	5.016	(8.005)	1.794
Distributions
Dividends from Net Investment Income	(.002)	(.123)	(.108)	(.076)	(.125)	(.124)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.123)	(.108)	(.076)	(.125)	(.124)
Net Asset Value, End of Period	$23.57	$21.53	$21.96	$16.85	$11.91	$20.04

Total Return	9.48%	-1.40%	30.96%	42.13%	-39.91%	9.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,083	$1,622	$1,527	$945	$511	$703
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	0.61%	0.53%	0.61%	0.53%	0.76%	0.67%
Portfolio Turnover Rate[1]	34%	40%	34%	38%	38%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$76.45	$77.98	$59.86	$42.32	$71.18	$65.24
Investment Operations
Net Investment Income	.286	.424	.360	.225	.411	.415
Net Realized and Unrealized Gain (Loss)
on Investments	6.970	(1.535)	18.121	17.555	(28.846)	5.940
Total from Investment Operations	7.256	(1.111)	18.481	17.780	(28.435)	6.355
Distributions
Dividends from Net Investment Income	(.006)	(.419)	(.361)	(.240)	(.425)	(.415)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.419)	(.361)	(.240)	(.425)	(.415)
Net Asset Value, End of Period	$83.70	$76.45	$77.98	$59.86	$42.32	$71.18

Total Return	9.49%	-1.43%	30.87%	42.02%	-39.92%	9.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,017	$1,857	$1,842	$1,177	$680	$858
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	0.59%	0.51%	0.57%	0.47%	0.72%	0.63%
Portfolio Turnover Rate[1]	34%	40%	34%	38%	38%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

41

Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $1,289,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,878,002	—	126
Temporary Cash Investments	192,411	2,005	—
Futures Contracts—Assets[1]	329	—	—
Total	9,070,742	2,005	126
1 Represents variation margin on the last day of the reporting period.

42

Small-Cap Growth Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	140	11,136	703

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $208,209,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $828,357,000 to offset future net capital gains of $567,239,000 through December 31, 2017, and $261,118,000 through December 31, 2018. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $8,403,139,000. Net unrealized appreciation of investment securities for tax purposes was $669,405,000, consisting of unrealized gains of $1,388,391,000 on securities that had risen in value since their purchase and $718,986,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $2,473,846,000 of investment securities and sold $2,155,636,000 of investment securities, other than temporary cash investments.

43

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	337,899	14,475	1,485,292	66,201
Issued in Lieu of Cash Distributions	110	5	9,892	458
Redeemed	(501,964)	(21,635)	(2,991,967)	(138,001)
Net Increase (Decrease)—Investor Shares	(163,955)	(7,155)	(1,496,783)	(71,342)
Admiral Shares[1]
Issued	341,865	11,703	1,805,933	67,845
Issued in Lieu of Cash Distributions	195	6	6,954	258
Redeemed	(186,216)	(6,425)	(49,603)	(1,861)
Net Increase (Decrease)—Admiral Shares	155,844	5,284	1,763,284	66,242
Institutional Shares
Issued	460,593	19,263	577,462	25,872
Issued in Lieu of Cash Distributions	155	6	8,908	413
Redeemed	(145,194)	(6,248)	(457,117)	(20,501)
Net Increase (Decrease)—Institutional Shares	315,554	13,021	129,253	5,784
ETF Shares
Issued	656,808	8,110	2,131,374	26,371
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(671,877)	(8,300)	(2,078,981)	(25,700)
Net Increase (Decrease)—ETF Shares	(15,069)	(190)	52,393	671
1 Inception was September 27, 2011, for Admiral Shares.

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

44

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Institutional	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.35%	0.21%	0.19%	0.21%
30-Day SEC Yield	2.28%	2.42%	2.44%	2.42%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	1,017	1,011	3,694
Median Market Cap	$1.6B	$1.6B	$33.1B
Price/Earnings Ratio	18.8x	18.7x	16.1x
Price/Book Ratio	1.3x	1.3x	2.1x
Return on Equity	7.6%	7.6%	18.1%
Earnings Growth Rate	0.4%	0.4%	9.4%
Dividend Yield	2.5%	2.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	35%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Value	Market
	Index	Index
R-Squared	1.00	0.93
Beta	1.00	1.21

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Westar Energy Inc.	Electric	0.5%
BRE Properties Inc.	Residential REITs	0.5
Questar Corp.	Gas Utilities	0.5
RPM International Inc.	Specialty Chemicals	0.5
East West Bancorp Inc.	Regional Banks	0.4
American Capital Ltd.	Asset Management
	& Custody Banks	0.4
American Campus
Communities Inc.	Residential REITs	0.4
Kilroy Realty Corp.	Office REITs	0.4
Carlisle Cos. Inc.	Industrial
	Conglomerates	0.4
Atmos Energy Corp.	Gas Utilities	0.4
Top Ten		4.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

45

Small-Cap Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer Discretionary 10.4%		10.4%	11.9%
Consumer Staples	2.8	2.8	9.8
Energy	4.0	4.0	10.0
Financials	38.6	38.6	15.9
Health Care	6.1	6.1	12.0
Industrials	14.4	14.4	10.8
Information Technology	9.9	9.9	19.1
Materials	6.1	6.1	3.9
Telecommunication
Services	0.4	0.4	2.9
Utilities	7.3	7.3	3.7

Investment Focus

46

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Small-Cap Value Index Fund Investor Shares
Spliced Small-Cap Value Index

Spliced Small-Cap Value Index: S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	-0.81%	0.35%	6.39%
Admiral Shares	9/27/2011	—	—	19.54[1]
Institutional Shares	12/7/1999	-0.67	0.52	6.56
ETF Shares	1/26/2004
Market Price		-0.64	0.45	5.74[1]
Net Asset Value		-0.69	0.49	5.74[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

47

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Jarden Corp.	672,019	28,238	0.4%
Service Corp. International	1,979,810	24,490	0.3%
Brinker International Inc.	701,826	22,367	0.3%
Consumer Discretionary—Other †		652,972	9.3%
		728,067	10.3%
Consumer Staples
Flowers Foods Inc.	1,093,971	25,413	0.4%
Consumer Staples—Other †		170,604	2.4%
		196,017	2.8%

Energy †		281,720	4.0%

Financials
BRE Properties Inc.	673,095	33,668	0.5%
East West Bancorp Inc.	1,328,870	31,175	0.4%
* American Capital Ltd.	3,008,352	30,294	0.4%
American Campus Communities Inc.	666,367	29,973	0.4%
Kilroy Realty Corp.	610,887	29,573	0.4%
Douglas Emmett Inc.	1,185,303	27,381	0.4%
Home Properties Inc.	432,239	26,522	0.4%
Allied World Assurance Co. Holdings AG	329,210	26,162	0.4%
National Retail Properties Inc.	924,127	26,144	0.4%
BioMed Realty Trust Inc.	1,378,347	25,748	0.4%
MFA Financial Inc.	3,190,064	25,170	0.4%
Mid-America Apartment Communities Inc.	363,396	24,798	0.4%
CBL & Associates Properties Inc.	1,259,633	24,613	0.4%
Hatteras Financial Corp.	850,419	24,322	0.3%
First Niagara Financial Group Inc.	3,146,437	24,070	0.3%
Waddell & Reed Financial Inc. Class A	764,802	23,158	0.3%
ProAssurance Corp.	259,618	23,129	0.3%

48

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Mack-Cali Realty Corp.	784,608	22,809	0.3%
Apartment Investment & Management Co. Class A	837,577	22,640	0.3%
LaSalle Hotel Properties	765,869	22,317	0.3%
Hancock Holding Co.	720,033	21,918	0.3%
Highwoods Properties Inc.	649,925	21,870	0.3%
Starwood Property Trust Inc.	1,013,243	21,592	0.3%
Protective Life Corp.	730,583	21,486	0.3%
Financials—Other †		2,095,409	29.8%
		2,705,941	38.4%
Health Care
Lincare Holdings Inc.	772,328	26,275	0.4%
PerkinElmer Inc.	1,014,095	26,164	0.4%
* Community Health Systems Inc.	818,842	22,952	0.3%
Teleflex Inc.	364,503	22,202	0.3%
Health Care—Other †		329,546	4.7%
		427,139	6.1%
Industrials
Carlisle Cos. Inc.	552,632	29,301	0.4%
* Alaska Air Group Inc.	633,629	22,747	0.4%
* WESCO International Inc.	388,713	22,370	0.3%
Regal-Beloit Corp.	353,695	22,021	0.3%
Industrials—Other †		915,873	13.0%
		1,012,312	14.4%
Information Technology
* AOL Inc.	847,002	23,784	0.4%
Broadridge Financial Solutions Inc.	1,108,549	23,579	0.3%
Information Technology—Other †		648,387	9.2%
		695,750	9.9%
Materials
RPM International Inc.	1,173,736	31,926	0.5%
Packaging Corp. of America	879,618	24,840	0.4%
Cabot Corp.	563,960	22,953	0.3%
Cytec Industries Inc.	389,286	22,828	0.3%
Compass Minerals International Inc.	295,342	22,529	0.3%
Materials—Other †		302,839	4.3%
		427,915	6.1%

Telecommunication Services †		29,656	0.4%

Utilities
Westar Energy Inc.	1,126,550	33,740	0.5%
Questar Corp.	1,590,328	33,174	0.5%
Atmos Energy Corp.	806,348	28,279	0.4%
Great Plains Energy Inc.	1,217,647	26,070	0.4%
Hawaiian Electric Industries Inc.	859,287	24,507	0.3%
Cleco Corp.	544,001	22,756	0.3%
Vectren Corp.	732,803	21,632	0.3%
Utilities—Other †		319,898	4.5%
		510,056	7.2%
Total Common Stocks (Cost $6,936,760)		7,014,573	99.6%[1]

49

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.148%	66,647,594	66,648	0.9%

4U.S. Government and Agency Obligations †			3,700	0.1%
Total Temporary Cash Investments (Cost $70,348)			70,348	1.0%[1]
[5]Total Investments (Cost $7,007,108)			7,084,921	100.6%
Other Assets and Liabilities
Other Assets			32,047	0.5%
Liabilities[3]			(76,369)	(1.1%)
			(44,322)	(0.6%)
Net Assets			7,040,599	100.0%

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	8,084,506
Undistributed Net Investment Income	56,809
Accumulated Net Realized Losses	(1,180,187)
Unrealized Appreciation (Depreciation)
Investment Securities	77,813
Futures Contracts	1,658
Net Assets	7,040,599

Investor Shares—Net Assets
Applicable to 123,239,067 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,011,161
Net Asset Value Per Share—Investor Shares	$16.32

Admiral Shares—Net Assets
Applicable to 75,483,421 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,209,679
Net Asset Value Per Share—Admiral Shares	$29.27

50

Small-Cap Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 50,780,578 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	830,871
Net Asset Value Per Share—Institutional Shares	$16.36

ETF Shares—Net Assets
Applicable to 29,194,180 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,988,888
Net Asset Value Per Share—ETF Shares	$68.13

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $48,751,000 of collateral received for securities on loan.
4 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $45,707,000.
See accompanying Notes, which are an integral part of the Financial Statements.

51

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	71,353
Interest[1]	21
Security Lending	1,536
Total Income	72,910
Expenses
The Vanguard Group—Note B
Investment Advisory Services	278
Management and Administrative—Investor Shares	1,926
Management and Administrative—Admiral Shares	798
Management and Administrative—Institutional Shares	144
Management and Administrative—ETF Shares	577
Marketing and Distribution—Investor Shares	392
Marketing and Distribution—Admiral Shares	134
Marketing and Distribution—Institutional Shares	122
Marketing and Distribution—ETF Shares	259
Custodian Fees	92
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—Institutional Shares	12
Shareholders’ Reports—ETF Shares	33
Trustees’ Fees and Expenses	4
Total Expenses	4,815
Net Investment Income	68,095
Realized Net Gain (Loss)
Investment Securities Sold	122,908
Futures Contracts	388
Realized Net Gain (Loss)	123,296
Change in Unrealized Appreciation (Depreciation)
Investment Securities	357,865
Futures Contracts	1,441
Change in Unrealized Appreciation (Depreciation)	359,306
Net Increase (Decrease) in Net Assets Resulting from Operations	550,697
1 Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,095	135,816
Realized Net Gain (Loss)	123,296	1,099,562
Change in Unrealized Appreciation (Depreciation)	359,306	(1,465,616)
Net Increase (Decrease) in Net Assets Resulting from Operations	550,697	(230,238)
Distributions
Net Investment Income
Investor Shares	(889)	(40,033)
Admiral Shares	(1,035)	(39,305)
Institutional Shares	(352)	(16,042)
ETF Shares	(829)	(38,485)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(3,105)	(133,865)
Capital Share Transactions
Investor Shares	(134,662)	(2,083,677)
Admiral Shares	100,642	1,923,698
Institutional Shares	43,897	(111,750)
ETF Shares	85,554	(5,147)
Net Increase (Decrease) from Capital Share Transactions	95,431	(276,876)
Total Increase (Decrease)	643,023	(640,979)
Net Assets
Beginning of Period	6,397,576	7,038,555
End of Period[1]	7,040,599	6,397,576
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $56,809,000 and ($8,181,000).

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.04	$16.01	$13.06	$10.21	$15.49	$17.05
Investment Operations
Net Investment Income	.149	.309	.285	.241	.293	.344
Net Realized and Unrealized Gain (Loss)
on Investments	1.138	(.974)	2.956	2.854	(5.277)	(1.551)
Total from Investment Operations	1.287	(.665)	3.241	3.095	(4.984)	(1.207)
Distributions
Dividends from Net Investment Income	(.007)	(.305)	(.291)	(.245)	(.296)	(.353)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.305)	(.291)	(.245)	(.296)	(.353)
Net Asset Value, End of Period	$16.32	$15.04	$16.01	$13.06	$10.21	$15.49

Total Return[1]	8.56%	-4.16%	24.82%	30.34%	-32.05%	-7.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,011	$1,980	$4,316	$3,279	$2,435	$3,678
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.10%	1.90%	2.03%	2.26%	2.33%	1.95%
Portfolio Turnover Rate[2]	35%	30%	25%	33%	30%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares

	Six Months	Sept. 27,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.96	$25.00
Investment Operations
Net Investment Income	.289	.196
Net Realized and Unrealized Gain (Loss) on Investments	2.035	2.320
Total from Investment Operations	2.324	2.516
Distributions
Dividends from Net Investment Income	(.014)	(.556)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.014)	(.556)
Net Asset Value, End of Period	$29.27	$26.96

Total Return[2]	8.62%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,210	$1,941
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.24%	2.04%[3]
Portfolio Turnover Rate[4]	35%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.07	$16.04	$13.09	$10.22	$15.53	$17.09
Investment Operations
Net Investment Income	.163	.338	.311	.262	.315	.372
Net Realized and Unrealized Gain (Loss)
on Investments	1.134	(.973)	2.957	2.874	(5.307)	(1.551)
Total from Investment Operations	1.297	(.635)	3.268	3.136	(4.992)	(1.179)
Distributions
Dividends from Net Investment Income	(.007)	(.335)	(.318)	(.266)	(.318)	(.381)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.335)	(.318)	(.266)	(.318)	(.381)
Net Asset Value, End of Period	$16.36	$15.07	$16.04	$13.09	$10.22	$15.53

Total Return	8.61%	-3.97%	24.97%	30.71%	-32.02%	-6.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$831	$722	$871	$543	$383	$430
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.26%	2.06%	2.21%	2.46%	2.49%	2.10%
Portfolio Turnover Rate[1]	35%	30%	25%	33%	30%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$62.73	$66.80	$54.49	$42.58	$64.65	$71.16
Investment Operations
Net Investment Income	.674	1.393	1.269	1.071	1.296	1.531
Net Realized and Unrealized Gain (Loss)
on Investments	4.755	(4.083)	12.340	11.923	(22.053)	(6.474)
Total from Investment Operations	5.429	(2.690)	13.609	12.994	(20.757)	(4.943)
Distributions
Dividends from Net Investment Income	(.029)	(1.380)	(1.299)	(1.084)	(1.313)	(1.567)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.029)	(1.380)	(1.299)	(1.084)	(1.313)	(1.567)
Net Asset Value, End of Period	$68.13	$62.73	$66.80	$54.49	$42.58	$64.65

Total Return	8.65%	-4.05%	24.97%	30.52%	-31.99%	-6.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,989	$1,755	$1,851	$1,310	$894	$819
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.24%	2.04%	2.17%	2.40%	2.45%	2.06%
Portfolio Turnover Rate[1]	35%	30%	25%	33%	30%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

58

Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $1,020,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,014,368	146	59
Temporary Cash Investments	66,648	3,700	—
Futures Contracts—Assets[1]	780	—	—
Total	7,081,796	3,846	59
1 Represents variation margin on the last day of the reporting period.

59

Small-Cap Value Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	332	26,407	1,658

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $123,924,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $1,178,212,000 to offset future net capital gains of $11,291,000 through December 31, 2016, $778,148,000 through December 31, 2017, and $388,773,000 through December 31, 2018.

The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $7,007,108,000. Net unrealized appreciation of investment securities for tax purposes was $77,813,000, consisting of unrealized gains of $811,656,000 on securities that had risen in value since their purchase and $733,843,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $1,392,674,000 of investment securities and sold $1,225,471,000 of investment securities, other than temporary cash investments.

60

Small-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	216,146	13,356	713,655	46,088
Issued in Lieu of Cash Distributions	829	49	37,316	2,467
Redeemed	(351,637)	(21,828)	(2,834,648)	(186,504)
Net Increase (Decrease)—Investor Shares	(134,662)	(8,423)	(2,083,677)	(137,949)
Admiral Shares[1]
Issued	231,810	7,994	1,921,865	71,944
Issued in Lieu of Cash Distributions	940	31	35,571	1,314
Redeemed	(132,108)	(4,541)	(33,738)	(1,258)
Net Increase (Decrease)—Admiral Shares	100,642	3,484	1,923,698	72,000
Institutional Shares
Issued	148,691	9,333	189,179	12,596
Issued in Lieu of Cash Distributions	318	19	14,408	951
Redeemed	(105,112)	(6,464)	(315,337)	(19,977)
Net Increase (Decrease)—Institutional Shares	43,897	2,888	(111,750)	(6,430)
ETF Shares
Issued	471,335	7,115	1,397,655	21,166
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(385,781)	(5,900)	(1,402,802)	(20,900)
Net Increase (Decrease)—ETF Shares	85,554	1,215	(5,147)	266
1 Inception was September 27, 2011, for Admiral Shares.

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

61

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

62

Six Months Ended June 30, 2012

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,089.81	$1.25
Admiral Shares	1,000.00	1,090.68	0.52
Signal Shares	1,000.00	1,090.68	0.52
Institutional Shares	1,000.00	1,090.71	0.42
Institutional Plus Shares	1,000.00	1,090.84	0.31
ETF Shares	1,000.00	1,090.51	0.52
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,094.51	$1.25
Admiral Shares	1,000.00	1,094.97	0.52
Institutional Shares	1,000.00	1,094.84	0.42
ETF Shares	1,000.00	1,094.91	0.52
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,085.56	$1.24
Admiral Shares	1,000.00	1,086.19	0.52
Institutional Shares	1,000.00	1,086.05	0.41
ETF Shares	1,000.00	1,086.54	0.52

63

Six Months Ended June 30, 2012

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.57	0.30
ETF Shares	1,000.00	1,024.37	0.50
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
ETF Shares	1,000.00	1,024.37	0.50
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
ETF Shares	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

64

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

65

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

66

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

67

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082012

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (12.8%)
	Jarden Corp.	1,211,365	50,902
*	Penn National Gaming Inc.	1,043,723	46,540
	Service Corp.	3,568,554	44,143
	GNC Holdings Inc. Class A	1,117,925	43,823
*	Hanesbrands Inc.	1,571,434	43,576
*	Big Lots Inc.	1,056,900	43,111
*	Carter's Inc.	805,693	42,379
	Brinker International Inc.	1,265,447	40,330
	Chico's FAS Inc.	2,699,248	40,057
*	Ascena Retail Group Inc.	2,096,337	39,034
	John Wiley & Sons Inc. Class A	778,061	38,117
	Cinemark Holdings Inc.	1,655,107	37,819
	Sotheby's	1,087,089	36,265
	Six Flags Entertainment Corp.	661,964	35,865
*	Madison Square Garden Co. Class A	951,769	35,634
*	Coinstar Inc.	498,348	34,217
	Aaron's Inc.	1,163,606	32,942
*	Bally Technologies Inc.	701,808	32,746
	Rent-A-Center Inc.	954,943	32,220
	Brunswick Corp.	1,436,348	31,916
	Pool Corp.	767,157	31,039
	Dillard's Inc. Class A	483,960	30,819
	Dana Holding Corp.	2,375,589	30,431
*	Life Time Fitness Inc.	650,514	30,255
	Wolverine World Wide Inc.	777,700	30,159
*	AMC Networks Inc. Class A	845,611	30,061
	Vail Resorts Inc.	579,976	29,045
*	Visteon Corp.	767,007	28,763
*	Warnaco Group Inc.	651,950	27,760
	Domino's Pizza Inc.	883,877	27,321
*	Cabela's Inc.	721,217	27,269
*	Cheesecake Factory Inc.	847,182	27,076
	DSW Inc. Class A	490,427	26,679
	HSN Inc.	652,806	26,341
*,^	Tesla Motors Inc.	841,246	26,323
	Pier 1 Imports Inc.	1,589,047	26,108
*	Tenneco Inc.	972,266	26,076
*	Buffalo Wild Wings Inc.	296,150	25,658
*	Hibbett Sports Inc.	426,331	24,604
*	Genesco Inc.	389,545	23,431
*	Crocs Inc.	1,444,925	23,336
	Morningstar Inc.	403,238	23,323
*	Vitamin Shoppe Inc.	423,622	23,270
*	Aeropostale Inc.	1,298,706	23,156
	Wendy's Co.	4,701,735	22,192
*	Express Inc.	1,215,491	22,085
	Men's Wearhouse Inc.	784,501	22,076
*	ANN Inc.	842,226	21,468
	MDC Holdings Inc.	655,867	21,427
*	DreamWorks Animation SKG Inc. Class A	1,118,334	21,315
*	Gaylord Entertainment Co.	546,641	21,078
*	Live Nation Entertainment Inc.	2,286,288	20,988
	Cracker Barrel Old Country Store Inc.	333,529	20,946
*	Collective Brands Inc.	975,954	20,905
^	Strayer Education Inc.	189,756	20,687
	Thor Industries Inc.	751,164	20,589
*	Iconix Brand Group Inc.	1,166,545	20,380
*	Steven Madden Ltd.	636,975	20,224
*	Children's Place Retail Stores Inc.	400,044	19,934
*,^	Saks Inc.	1,800,125	19,171
*	Jos A Bank Clothiers Inc.	447,564	19,004

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Bob Evans Farms Inc.	469,644	18,880
^	Regal Entertainment Group Class A	1,370,388	18,857
*	Jack in the Box Inc.	674,196	18,797
	Choice Hotels International Inc.	468,138	18,693
^	Meredith Corp.	579,943	18,523
	Texas Roadhouse Inc. Class A	1,005,005	18,522
	Hillenbrand Inc.	1,006,839	18,506
	Ryland Group Inc.	715,081	18,292
*,^	ITT Educational Services Inc.	298,693	18,146
^	Buckle Inc.	457,766	18,114
*	Select Comfort Corp.	862,681	18,047
*	WMS Industries Inc.	891,614	17,788
*	Fifth & Pacific Cos. Inc.	1,624,030	17,426
	Finish Line Inc. Class A	819,590	17,138
*	Lions Gate Entertainment Corp.	1,154,049	17,011
	Cooper Tire & Rubber Co.	952,547	16,708
	Regis Corp.	929,028	16,685
*	New York Times Co. Class A	2,130,191	16,615
*	Helen of Troy Ltd.	483,239	16,377
*	Shutterfly Inc.	533,115	16,361
*	Meritage Homes Corp.	474,066	16,090
	Group 1 Automotive Inc.	347,119	15,832
	Monro Muffler Brake Inc.	471,755	15,681
	Penske Automotive Group Inc.	726,087	15,422
*	BJ's Restaurants Inc.	405,144	15,395
	Arbitron Inc.	439,441	15,380
*	Francesca's Holdings Corp.	561,787	15,174
*,^	Valassis Communications Inc.	687,443	14,952
*	Zumiez Inc.	375,777	14,881
*	Papa John's International Inc.	312,083	14,846
	Matthews International Corp. Class A	456,483	14,831
	National CineMedia Inc.	902,516	13,691
	Cato Corp. Class A	441,341	13,443
*	Orient-Express Hotels Ltd. Class A	1,569,178	13,134
*	Lumber Liquidators Holdings Inc.	383,586	12,961
*	Grand Canyon Education Inc.	606,567	12,702
*	Peet's Coffee & Tea Inc.	211,503	12,699
*	Skechers U.S.A. Inc. Class A	621,684	12,664
	Jones Group Inc.	1,302,075	12,448
^	Sturm Ruger & Co. Inc.	307,873	12,361
	Churchill Downs Inc.	207,553	12,202
*	Shuffle Master Inc.	879,158	12,132
*	American Axle & Manufacturing Holdings Inc.	1,147,635	12,039
	Interval Leisure Group Inc.	631,570	12,006
	Scholastic Corp.	426,050	11,998
*	Dorman Products Inc.	465,416	11,677
	Columbia Sportswear Co.	217,399	11,657
*,^	HomeAway Inc.	527,759	11,473
	True Religion Apparel Inc.	389,850	11,298
	International Speedway Corp. Class A	425,579	11,142
*	DineEquity Inc.	246,948	11,024
^	KB Home	1,118,075	10,957
*	Standard Pacific Corp.	1,762,683	10,911
*	Asbury Automotive Group Inc.	457,993	10,850
	CEC Entertainment Inc.	292,580	10,641
*,^	K12 Inc.	439,961	10,251
*	La-Z-Boy Inc.	833,043	10,238
*	Knology Inc.	516,507	10,160
*	Ascent Capital Group Inc. Class A	195,469	10,116
*,^	Pandora Media Inc.	930,119	10,110
	Oxford Industries Inc.	225,826	10,094
*	Steiner Leisure Ltd.	217,148	10,078
*	Office Depot Inc.	4,524,162	9,772
	Belo Corp. Class A	1,509,629	9,722

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Pinnacle Entertainment Inc.	1,001,127	9,631
	Ameristar Casinos Inc.	529,550	9,410
*	iRobot Corp.	418,442	9,268
*	Marriott Vacations Worldwide Corp.	298,811	9,257
*	American Public Education Inc.	287,956	9,215
	Stewart Enterprises Inc. Class A	1,275,738	9,109
*	AFC Enterprises Inc.	392,561	9,084
	Stage Stores Inc.	490,594	8,988
*	Drew Industries Inc.	319,955	8,911
*	Sonic Corp.	878,445	8,802
	Brown Shoe Co. Inc.	677,053	8,741
*	Smith & Wesson Holding Corp.	1,046,793	8,699
*	LeapFrog Enterprises Inc.	847,815	8,699
	Fred's Inc. Class A	567,152	8,672
*	Biglari Holdings Inc.	21,955	8,483
	Pep Boys-Manny Moe & Jack	850,814	8,423
^	American Greetings Corp. Class A	572,896	8,376
	Ethan Allen Interiors Inc.	418,417	8,339
	Lithia Motors Inc. Class A	358,380	8,261
	Sonic Automotive Inc. Class A	589,981	8,065
*,^	Barnes & Noble Inc.	485,204	7,986
	Core-Mark Holding Co. Inc.	164,622	7,925
*	Scientific Games Corp. Class A	891,469	7,622
	Sinclair Broadcast Group Inc. Class A	839,315	7,604
*	Maidenform Brands Inc.	379,051	7,551
*	Arctic Cat Inc.	204,161	7,464
	Movado Group Inc.	294,612	7,371
*	Capella Education Co.	210,026	7,301
*	OfficeMax Inc.	1,383,174	6,999
*	Denny's Corp.	1,555,222	6,905
*,^	Vera Bradley Inc.	326,655	6,886
*	Red Robin Gourmet Burgers Inc.	223,663	6,824
^	JAKKS Pacific Inc.	418,888	6,706
*,^	Blue Nile Inc.	222,986	6,625
*	Boyd Gaming Corp.	900,615	6,484
*	rue21 inc	256,558	6,476
	Harte-Hanks Inc.	705,891	6,452
	Superior Industries International Inc.	393,496	6,442
*	G-III Apparel Group Ltd.	271,218	6,425
*,^	Bridgepoint Education Inc.	290,004	6,322
	Hot Topic Inc.	648,007	6,279
	Callaway Golf Co.	1,047,852	6,193
^	RadioShack Corp.	1,602,664	6,154
*	Career Education Corp.	867,379	5,803
*	Krispy Kreme Doughnuts Inc.	879,905	5,623
*	Ruby Tuesday Inc.	824,354	5,614
	Blyth Inc.	159,140	5,500
*	America's Car-Mart Inc.	139,316	5,412
*	Amerigon Inc.	463,009	5,320
*	Conn's Inc.	359,350	5,318
*	Bravo Brio Restaurant Group Inc.	296,937	5,294
*	M/I Homes Inc.	301,392	5,220
	Nutrisystem Inc.	428,393	4,952
*	Digital Generation Inc.	397,474	4,917
	Shoe Carnival Inc.	225,045	4,836
	Universal Technical Institute Inc.	357,028	4,823
*	Winnebago Industries Inc.	467,865	4,768
*	Modine Manufacturing Co.	675,139	4,679
*,^	Hovnanian Enterprises Inc. Class A	1,608,405	4,664
*	Libbey Inc.	302,754	4,653
*	EW Scripps Co. Class A	480,725	4,620
	Marcus Corp.	327,652	4,508
*	Wet Seal Inc. Class A	1,382,148	4,368
*	Federal-Mogul Corp.	396,864	4,366

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Quiksilver Inc.	1,859,116	4,332
*	Perry Ellis International Inc.	197,177	4,091
	Standard Motor Products Inc.	290,575	4,091
*	Fuel Systems Solutions Inc.	240,883	4,020
*,^	Beazer Homes USA Inc.	1,226,139	3,985
^	PetMed Express Inc.	326,389	3,969
	Speedway Motorsports Inc.	232,847	3,937
	Destination Maternity Corp.	181,496	3,920
*	Exide Technologies	1,131,115	3,801
	Clear Channel Outdoor Holdings Inc. Class A	625,934	3,768
*	Corinthian Colleges Inc.	1,294,549	3,741
*	Citi Trends Inc.	239,917	3,704
*	Stein Mart Inc.	453,457	3,605
	bebe stores inc	608,429	3,571
	World Wrestling Entertainment Inc. Class A	451,598	3,531
*,^	Skullcandy Inc.	241,341	3,415
*,^	hhgregg Inc.	298,824	3,380
*,^	Zagg Inc.	309,212	3,374
	Haverty Furniture Cos. Inc.	299,983	3,351
*,^	Mattress Firm Holding Corp.	108,420	3,286
*	Steinway Musical Instruments Inc.	129,032	3,161
*	Kirkland's Inc.	265,487	2,987
	CSS Industries Inc.	140,620	2,890
*	Universal Electronics Inc.	213,290	2,809
*	Journal Communications Inc. Class A	532,039	2,745
*	Unifi Inc.	241,836	2,740
*	Stoneridge Inc.	399,900	2,723
	Weyco Group Inc.	113,802	2,638
*,^	Talbots Inc.	1,018,607	2,567
*	Cumulus Media Inc. Class A	823,441	2,479
*	Systemax Inc.	204,387	2,416
*	Kenneth Cole Productions Inc. Class A	154,242	2,321
*	Gordmans Stores Inc.	139,794	2,307
	Lincoln Educational Services Corp.	345,050	2,243
*	Body Central Corp.	244,127	2,197
*,^	McClatchy Co. Class A	972,890	2,140
*	Isle of Capri Casinos Inc.	344,162	2,123
*	Teavana Holdings Inc.	153,821	2,081
*	Entercom Communications Corp. Class A	324,322	1,952
*,^	Vitacost.com Inc.	318,243	1,878
	Big 5 Sporting Goods Corp.	244,361	1,847
*,^	Overstock.com Inc.	261,508	1,807
	Martha Stewart Living Omnimedia Class A	458,946	1,560
*	ReachLocal Inc.	141,523	1,557
*	LIN TV Corp. Class A	488,759	1,476
*,^	Pacific Sunwear of California Inc.	757,353	1,386
*	New York & Co. Inc.	397,640	1,384
*	K-Swiss Inc. Class A	442,382	1,363
*	Orbitz Worldwide Inc.	333,264	1,216
*	Sealy Corp.	647,966	1,199
*	Tower International Inc.	110,501	1,160
*	Furniture Brands International Inc.	801,734	994
*	Coldwater Creek Inc.	1,268,878	693
*	Orchard Supply Hardware Stores Corp. Class A	38,613	642
			3,270,269
Consumer Staples (3.2%)
*	Dean Foods Co.	2,971,719	50,608
	Flowers Foods Inc.	1,971,790	45,805
*	United Natural Foods Inc.	785,391	43,087
	Nu Skin Enterprises Inc. Class A	915,859	42,954
	Casey's General Stores Inc.	612,913	36,156
*	TreeHouse Foods Inc.	578,554	36,038
*	Hain Celestial Group Inc.	607,056	33,412
*	Fresh Market Inc.	619,342	33,215

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Darling International Inc.	1,889,412	31,157
	Harris Teeter Supermarkets Inc.	754,388	30,922
	Lancaster Colony Corp.	306,889	21,854
	PriceSmart Inc.	312,611	21,104
	B&G Foods Inc. Class A	778,011	20,695
	Snyders-Lance Inc.	765,361	19,310
	SUPERVALU Inc.	3,415,661	17,693
	Universal Corp.	374,710	17,360
*,^	Boston Beer Co. Inc. Class A	141,038	17,066
	Elizabeth Arden Inc.	424,245	16,465
	Fresh Del Monte Produce Inc.	650,965	15,278
	Rite Aid Corp.	10,845,765	15,184
	J&J Snack Foods Corp.	241,968	14,300
	Sanderson Farms Inc.	305,055	13,978
	Post Holdings Inc.	443,661	13,643
	Vector Group Ltd.	767,440	13,062
	Prestige Brands Holdings Inc.	812,227	12,841
	Spectrum Brands Holdings Inc.	374,985	12,213
	WD-40 Co.	244,423	12,175
	Andersons Inc.	282,967	12,071
	Smart Balance Inc.	950,010	8,921
	Cal-Maine Foods Inc.	224,997	8,797
	Weis Markets Inc.	195,197	8,690
*,^	Star Scientific Inc.	1,743,671	7,951
	Pilgrim's Pride Corp.	1,043,602	7,462
	Tootsie Roll Industries Inc.	305,884	7,298
	Susser Holdings Corp.	184,909	6,873
	Spartan Stores Inc.	369,189	6,694
	Diamond Foods Inc.	355,845	6,348
*,^	Dole Food Co. Inc.	644,168	5,656
	Pantry Inc.	373,373	5,489
	Central Garden and Pet Co. Class A	493,040	5,369
	Coca-Cola Bottling Co. Consolidated	80,787	5,193
	USANA Health Sciences Inc.	120,895	4,971
	Calavo Growers Inc.	189,608	4,850
	Inter Parfums Inc.	269,570	4,656
	Alliance One International Inc.	1,332,378	4,610
	Nash Finch Co.	194,802	4,184
	Medifast Inc.	210,737	4,147
	Chefs' Warehouse Inc.	184,696	3,334
	Chiquita Brands International Inc.	661,773	3,309
	Schiff Nutrition International Inc.	173,851	3,121
	Seneca Foods Corp. Class A	115,352	3,103
	Village Super Market Inc. Class A	93,924	3,060
	Nature's Sunshine Products Inc.	199,871	3,018
*,^	Central European Distribution Corp.	997,976	2,854
	Revlon Inc. Class A	196,854	2,801
	National Beverage Corp.	185,623	2,773
	Ingles Markets Inc. Class A	165,942	2,660
	Central Garden and Pet Co.	176,972	1,837
	Farmer Bros Co.	117,428	935
			820,610
Energy (5.2%)
	Oil States International Inc.	830,967	55,010
	World Fuel Services Corp.	1,146,362	43,596
	Tidewater Inc.	824,191	38,210
	Dril-Quip Inc.	551,034	36,142
	Cheniere Energy Inc.	2,425,363	35,750
	Atwood Oceanics Inc.	944,423	35,737
	Kodiak Oil & Gas Corp.	4,236,326	34,780
	Energy XXI Bermuda Ltd.	1,061,354	33,210
	Rosetta Resources Inc.	858,141	31,442
	Berry Petroleum Co. Class A	755,904	29,979
	Lufkin Industries Inc.	534,643	29,042

5

Vanguard® Small-Cap Index Fund Schedule of Investments June 30, 2012

		Market
		Value
	Shares	($000)
Oasis Petroleum Inc.	1,195,296	28,902
SEACOR Holdings Inc.	320,635	28,658
Helix Energy Solutions Group Inc.	1,613,902	26,484
Unit Corp.	698,362	25,763
CARBO Ceramics Inc.	334,525	25,668
Bristow Group Inc.	574,801	23,377
Gran Tierra Energy Inc.	4,489,277	22,042
McMoRan Exploration Co.	1,687,433	21,380
Western Refining Inc.	951,295	21,185
Hornbeck Offshore Services Inc.	535,106	20,751
Targa Resources Corp.	476,215	20,334
SemGroup Corp. Class A	606,250	19,358
Stone Energy Corp.	747,170	18,933
Key Energy Services Inc.	2,308,251	17,543
Clean Energy Fuels Corp.	1,100,581	17,059
Enbridge Energy Management LLC	532,296	17,018
Cloud Peak Energy Inc.	980,357	16,578
Bill Barrett Corp.	769,906	16,491
EXCO Resources Inc.	2,092,243	15,880
Gulfport Energy Corp.	760,986	15,699
Northern Oil and Gas Inc.	970,340	15,467
Carrizo Oil & Gas Inc.	602,824	14,172
Forest Oil Corp.	1,886,084	13,825
ION Geophysical Corp.	2,004,149	13,207
Gulfmark Offshore Inc.	385,671	13,128
Swift Energy Co.	684,836	12,745
RPC Inc.	1,060,395	12,608
Contango Oil & Gas Co.	210,329	12,452
C&J Energy Services Inc.	669,195	12,380
Comstock Resources Inc.	736,403	12,092
GeoResources Inc.	329,964	12,080
PDC Energy Inc.	485,820	11,912
Exterran Holdings Inc.	931,795	11,880
Approach Resources Inc.	417,933	10,674
Magnum Hunter Resources Corp.	2,545,708	10,641
Halcon Resources Corp.	1,042,589	9,842
W&T Offshore Inc.	599,347	9,170
TETRA Technologies Inc.	1,245,608	8,881
OYO Geospace Corp.	97,557	8,779
Newpark Resources Inc.	1,479,095	8,727
Parker Drilling Co.	1,886,309	8,507
Quicksilver Resources Inc.	1,512,852	8,200
Energy Partners Ltd.	479,672	8,106
Crosstex Energy Inc.	573,133	8,024
Rex Energy Corp.	711,267	7,973
Pioneer Drilling Co.	997,212	7,948
Hercules Offshore Inc.	2,172,190	7,690
Vaalco Energy Inc.	875,610	7,557
Resolute Energy Corp.	788,151	7,543
Heckmann Corp.	2,221,786	7,510
Rentech Inc.	3,615,576	7,448
CVR Energy Inc.	280,200	7,448
Solazyme Inc.	479,390	6,664
Tesco Corp.	521,551	6,259
Goodrich Petroleum Corp.	437,828	6,068
Gulf Island Fabrication Inc.	207,300	5,848
PHI Inc.	199,965	5,561
Endeavour International Corp.	657,907	5,526
Penn Virginia Corp.	733,753	5,386
Venoco Inc.	494,333	4,948
Basic Energy Services Inc.	479,042	4,944
FX Energy Inc.	804,855	4,789
Clayton Williams Energy Inc.	97,605	4,722
Matrix Service Co.	412,793	4,685

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Petroquest Energy Inc.	897,845	4,489
*	Harvest Natural Resources Inc.	523,308	4,474
*	Cal Dive International Inc.	1,525,502	4,424
^	Overseas Shipholding Group Inc.	390,914	4,343
*	Abraxas Petroleum Corp.	1,332,225	4,250
*	Vantage Drilling Co.	2,800,088	4,200
*	Sanchez Energy Corp.	194,227	4,040
*	Willbros Group Inc.	623,391	4,027
*	Triangle Petroleum Corp.	694,865	3,877
*	TransAtlantic Petroleum Ltd.	3,529,056	3,811
*,^	BPZ Resources Inc.	1,488,554	3,766
*	Lone Pine Resources Inc.	1,364,983	3,754
	Delek US Holdings Inc.	186,191	3,275
*	Bonanza Creek Energy Inc.	190,116	3,162
*	Dawson Geophysical Co.	127,156	3,029
	Apco Oil and Gas International Inc.	146,725	2,648
*,^	Uranium Energy Corp.	1,152,520	2,639
*	Warren Resources Inc.	1,090,600	2,617
*	Green Plains Renewable Energy Inc.	404,163	2,522
*,^	ATP Oil & Gas Corp.	745,719	2,521
*,^	KiOR Inc.	273,910	2,452
	Alon USA Energy Inc.	269,777	2,282
*,^	Hyperdynamics Corp.	2,677,984	2,244
*,^	Amyris Inc.	496,754	2,201
*	Global Geophysical Services Inc.	327,061	2,002
*	RigNet Inc.	111,622	1,941
*,^	USEC Inc.	1,860,329	1,842
*,^	ZaZa Energy Corp.	406,658	1,838
*,^	Patriot Coal Corp.	1,491,635	1,820
*	Gastar Exploration Ltd.	934,700	1,804
*,^	James River Coal Co.	514,963	1,396
*,^	Gevo Inc.	270,147	1,343
*	Oilsands Quest Inc.	8,612,492	366
			1,311,416
Financials (22.1%)
	Apartment Investment & Management Co. Class A	2,322,736	62,784
	BRE Properties Inc.	1,213,138	60,681
	East West Bancorp Inc.	2,394,986	56,186
*	American Capital Ltd.	5,421,813	54,598
	American Campus Communities Inc.	1,201,069	54,024
	Kilroy Realty Corp.	1,101,020	53,300
	Douglas Emmett Inc.	2,136,268	49,348
	Home Properties Inc.	779,177	47,810
	Extra Space Storage Inc.	1,561,616	47,785
	Allied World Assurance Co. Holdings AG	593,359	47,154
	National Retail Properties Inc.	1,665,636	47,121
	Tanger Factory Outlet Centers	1,462,334	46,868
	BioMed Realty Trust Inc.	2,484,280	46,406
	MFA Financial Inc.	5,749,628	45,365
*	Signature Bank	743,828	45,351
	Mid-America Apartment Communities Inc.	655,092	44,703
	CBL & Associates Properties Inc.	2,268,603	44,329
	Hatteras Financial Corp.	1,532,860	43,840
	Equity Lifestyle Properties Inc.	632,145	43,599
	First Niagara Financial Group Inc.	5,662,809	43,320
	Post Properties Inc.	857,774	41,988
	Waddell & Reed Financial Inc. Class A	1,379,072	41,758
	ProAssurance Corp.	467,485	41,648
*	SVB Financial Group	703,190	41,291
	Mack-Cali Realty Corp.	1,414,605	41,123
	LaSalle Hotel Properties	1,378,450	40,168
	Hancock Holding Co.	1,296,068	39,452
	Highwoods Properties Inc.	1,170,595	39,391

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Starwood Property Trust Inc.	1,826,804	38,929
	Protective Life Corp.	1,316,279	38,712
	Omega Healthcare Investors Inc.	1,674,271	37,671
	City National Corp.	771,842	37,496
	Associated Banc-Corp	2,801,709	36,955
	Two Harbors Investment Corp.	3,451,727	35,760
	First Horizon National Corp.	4,103,521	35,495
*	E*TRADE Financial Corp.	4,371,832	35,150
	Invesco Mortgage Capital Inc.	1,858,986	34,094
	Bank of Hawaii Corp.	739,472	33,979
	Aspen Insurance Holdings Ltd.	1,139,773	32,939
^	Federated Investors Inc. Class B	1,504,080	32,864
	Fulton Financial Corp.	3,225,546	32,223
	Capitol Federal Financial Inc.	2,698,233	32,055
	Valley National Bancorp	3,014,269	31,951
*	Ocwen Financial Corp.	1,674,090	31,439
	Entertainment Properties Trust	752,790	30,947
	Prosperity Bancshares Inc.	722,848	30,381
	Washington REIT	1,067,612	30,374
	CNO Financial Group Inc.	3,887,126	30,320
	Healthcare Realty Trust Inc.	1,255,656	29,935
	Colonial Properties Trust	1,344,719	29,772
	Susquehanna Bancshares Inc.	2,872,219	29,584
	Washington Federal Inc.	1,731,401	29,243
	FirstMerit Corp.	1,758,738	29,054
	DuPont Fabros Technology Inc.	1,015,115	28,992
	TCF Financial Corp.	2,475,126	28,414
	Hanover Insurance Group Inc.	725,100	28,373
	Brandywine Realty Trust	2,298,583	28,365
*	Howard Hughes Corp.	458,428	28,257
*	Forest City Enterprises Inc. Class A	1,934,431	28,243
	RLJ Lodging Trust	1,540,839	27,935
	DiamondRock Hospitality Co.	2,698,352	27,523
*	Popular Inc.	1,653,557	27,466
	First American Financial Corp.	1,613,193	27,360
	Corporate Office Properties Trust	1,159,312	27,255
	UMB Financial Corp.	522,633	26,774
	Endurance Specialty Holdings Ltd.	694,255	26,604
	Alterra Capital Holdings Ltd.	1,138,286	26,579
	StanCorp Financial Group Inc.	714,601	26,555
	Webster Financial Corp.	1,199,569	25,983
	CommonWealth REIT	1,348,723	25,788
	Kemper Corp.	826,664	25,420
*	Stifel Financial Corp.	821,652	25,389
	CapitalSource Inc.	3,764,585	25,298
*,^	MBIA Inc.	2,333,834	25,229
	DCT Industrial Trust Inc.	3,973,902	25,036
	CYS Investments Inc.	1,799,208	24,775
*	Texas Capital Bancshares Inc.	608,614	24,582
	FNB Corp.	2,244,140	24,394
	Apollo Investment Corp.	3,174,200	24,378
	Trustmark Corp.	980,940	24,013
	Synovus Financial Corp.	12,124,491	24,006
*	Sunstone Hotel Investors Inc.	2,181,768	23,978
	EastGroup Properties Inc.	448,895	23,926
	Iberiabank Corp.	473,280	23,877
	Janus Capital Group Inc.	3,029,965	23,694
	Umpqua Holdings Corp.	1,799,467	23,681
	Sovran Self Storage Inc.	466,708	23,377
	Glimcher Realty Trust	2,193,815	22,421
^	Prospect Capital Corp.	1,962,860	22,357
	Platinum Underwriters Holdings Ltd.	572,468	21,811
	CubeSmart	1,868,165	21,801
	Westamerica Bancorporation	451,693	21,315

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Pebblebrook Hotel Trust	912,322	21,266
	PS Business Parks Inc.	311,143	21,071
	Primerica Inc.	784,731	20,976
	RLI Corp.	307,460	20,969
	Medical Properties Trust Inc.	2,179,670	20,968
	United Bankshares Inc.	809,047	20,938
	Cash America International Inc.	473,069	20,834
	Potlatch Corp.	646,579	20,652
	Wintrust Financial Corp.	578,721	20,545
	Capstead Mortgage Corp.	1,455,155	20,241
	National Penn Bancshares Inc.	2,085,195	19,955
	BancorpSouth Inc.	1,369,762	19,889
	Cathay General Bancorp	1,201,890	19,843
^	ARMOUR Residential REIT Inc.	2,787,099	19,816
	Equity One Inc.	924,791	19,606
	National Health Investors Inc.	380,507	19,375
*	Altisource Portfolio Solutions SA	263,694	19,310
*	Knight Capital Group Inc. Class A	1,595,958	19,056
^	Lexington Realty Trust	2,249,450	19,053
	Montpelier Re Holdings Ltd.	882,270	18,784
	Mercury General Corp.	442,234	18,428
	Northwest Bancshares Inc.	1,571,748	18,405
	Old National Bancorp	1,522,655	18,287
*	First Cash Financial Services Inc.	450,720	18,105
	MB Financial Inc.	835,485	17,996
	Glacier Bancorp Inc.	1,159,406	17,959
	Sun Communities Inc.	405,204	17,926
	LTC Properties Inc.	489,225	17,749
*,^	St. Joe Co.	1,115,329	17,633
*	Ezcorp Inc. Class A	724,589	16,999
	International Bancshares Corp.	865,923	16,903
	Symetra Financial Corp.	1,336,841	16,871
*	Strategic Hotels & Resorts Inc.	2,598,356	16,785
*	First Industrial Realty Trust Inc.	1,324,064	16,710
	CVB Financial Corp.	1,429,070	16,649
	Education Realty Trust Inc.	1,480,244	16,401
	Community Bank System Inc.	599,057	16,246
	Acadia Realty Trust	688,044	15,949
*	PHH Corp.	908,755	15,885
	Redwood Trust Inc.	1,263,882	15,773
	Greenhill & Co. Inc.	442,147	15,763
	PrivateBancorp Inc. Class A	1,048,738	15,479
	MarketAxess Holdings Inc.	580,603	15,467
*	Enstar Group Ltd.	156,152	15,450
	Selective Insurance Group Inc.	880,910	15,337
	Anworth Mortgage Asset Corp.	2,174,846	15,333
	Hersha Hospitality Trust Class A	2,872,506	15,167
	First Financial Bancorp	937,795	14,986
*	World Acceptance Corp.	227,291	14,956
	Newcastle Investment Corp.	2,204,321	14,769
	Argo Group International Holdings Ltd.	503,422	14,735
*	TFS Financial Corp.	1,491,613	14,245
	Bank of the Ozarks Inc.	472,844	14,223
	Alexander's Inc.	32,877	14,174
^	First Financial Bankshares Inc.	405,283	14,007
	Astoria Financial Corp.	1,427,703	13,991
	First Citizens BancShares Inc. Class A	83,784	13,963
*	Credit Acceptance Corp.	164,949	13,927
^	Park National Corp.	198,265	13,829
	Government Properties Income Trust	605,933	13,706
*	Financial Engines Inc.	629,550	13,504
	Provident Financial Services Inc.	875,124	13,433
	Fifth Street Finance Corp.	1,326,122	13,235
	First Midwest Bancorp Inc.	1,202,743	13,206

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
BankUnited Inc.	559,946	13,204
PennyMac Mortgage Investment Trust	662,878	13,079
American Assets Trust Inc.	537,548	13,036
* BBCN Bancorp Inc.	1,192,693	12,988
Amtrust Financial Services Inc.	434,587	12,912
Pennsylvania REIT	851,805	12,760
Franklin Street Properties Corp.	1,201,919	12,716
American Capital Mortgage Investment Corp.	529,339	12,641
Tower Group Inc.	599,985	12,522
Solar Capital Ltd.	559,936	12,464
* DFC Global Corp.	675,064	12,441
* Greenlight Capital Re Ltd. Class A	487,572	12,394
Inland Real Estate Corp.	1,433,601	12,014
Columbia Banking System Inc.	636,207	11,973
Cousins Properties Inc.	1,509,722	11,700
NBT Bancorp Inc.	535,477	11,561
BlackRock Kelso Capital Corp.	1,182,551	11,542
Associated Estates Realty Corp.	771,210	11,530
PacWest Bancorp	485,969	11,503
First Commonwealth Financial Corp.	1,690,191	11,375
CreXus Investment Corp.	1,110,611	11,295
NorthStar Realty Finance Corp.	2,147,719	11,211
Horace Mann Educators Corp.	640,635	11,198
* Western Alliance Bancorp	1,194,188	11,178
Home BancShares Inc.	364,384	11,143
Infinity Property & Casualty Corp.	190,015	10,958
* Investors Bancorp Inc.	718,317	10,839
Interactive Brokers Group Inc.	733,983	10,804
^ Cohen & Steers Inc.	312,917	10,799
^ Main Street Capital Corp.	446,112	10,796
Investors Real Estate Trust	1,354,429	10,700
Nelnet Inc. Class A	459,194	10,561
* Citizens Republic Bancorp Inc.	613,086	10,502
* Pinnacle Financial Partners Inc.	525,985	10,262
Sabra Health Care REIT Inc.	594,151	10,166
Boston Private Financial Holdings Inc.	1,131,347	10,103
Brookline Bancorp Inc.	1,131,233	10,011
Walter Investment Management Corp.	426,796	10,004
American Equity Investment Life Holding Co.	905,214	9,966
Evercore Partners Inc. Class A	418,233	9,782
Triangle Capital Corp.	426,705	9,720
Retail Opportunity Investments Corp.	800,200	9,650
Independent Bank Corp.	329,034	9,611
Hudson Pacific Properties Inc.	549,958	9,575
First Potomac Realty Trust	810,311	9,537
Chemical Financial Corp.	442,745	9,519
Oritani Financial Corp.	659,675	9,493
* Sterling Financial Corp.	500,226	9,449
American National Insurance Co.	129,671	9,242
Ramco-Gershenson Properties Trust	732,147	9,203
PennantPark Investment Corp.	884,045	9,150
Employers Holdings Inc.	505,276	9,115
Colony Financial Inc.	523,307	9,053
* Navigators Group Inc.	180,127	9,015
* FelCor Lodging Trust Inc.	1,906,069	8,959
Hercules Technology Growth Capital Inc.	786,942	8,924
Chesapeake Lodging Trust	517,799	8,916
* MGIC Investment Corp.	3,084,985	8,885
Ashford Hospitality Trust Inc.	1,041,961	8,784
* National Financial Partners Corp.	649,537	8,704
WesBanco Inc.	407,875	8,671
Coresite Realty Corp.	334,648	8,641
BGC Partners Inc. Class A	1,470,290	8,631
Dynex Capital Inc.	829,182	8,607

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	S&T Bancorp Inc.	453,757	8,381
	Getty Realty Corp.	430,966	8,253
	TrustCo Bank Corp. NY	1,504,859	8,217
	SCBT Financial Corp.	230,548	8,127
*,^	Green Dot Corp. Class A	365,199	8,078
	KBW Inc.	490,619	8,071
	Universal Health Realty Income Trust	193,997	8,057
	City Holding Co.	238,949	8,050
*	Virtus Investment Partners Inc.	98,966	8,016
	Saul Centers Inc.	186,620	8,000
	Safety Insurance Group Inc.	195,932	7,963
	ViewPoint Financial Group Inc.	505,989	7,914
	Berkshire Hills Bancorp Inc.	357,450	7,864
*	PICO Holdings Inc.	347,935	7,797
	Duff & Phelps Corp. Class A	532,926	7,727
	Maiden Holdings Ltd.	873,650	7,583
*	AMERISAFE Inc.	291,313	7,560
	Apollo Residential Mortgage Inc.	390,123	7,522
*,^	Zillow Inc. Class A	193,472	7,474
*	HFF Inc. Class A	535,022	7,458
	United Fire Group Inc.	349,630	7,458
	Oriental Financial Group Inc.	665,623	7,375
*	Tejon Ranch Co.	257,578	7,372
*	State Bank Financial Corp.	486,133	7,370
*	Forestar Group Inc.	570,102	7,303
*	iStar Financial Inc.	1,123,550	7,247
	Community Trust Bancorp Inc.	211,563	7,085
*	Hilltop Holdings Inc.	683,733	7,049
^	Radian Group Inc.	2,138,156	7,035
	Sandy Spring Bancorp Inc.	388,755	6,998
	Kennedy-Wilson Holdings Inc.	493,733	6,917
*	Piper Jaffray Cos.	294,974	6,911
	Meadowbrook Insurance Group Inc.	782,558	6,879
	Lakeland Financial Corp.	249,990	6,707
	Resource Capital Corp.	1,252,236	6,674
*	WisdomTree Investments Inc.	993,718	6,529
	Flushing Financial Corp.	474,000	6,461
	First Busey Corp.	1,328,481	6,417
	Dime Community Bancshares Inc.	480,099	6,381
	Renasant Corp.	402,364	6,321
	Campus Crest Communities Inc.	604,689	6,283
*	Citizens Inc.	628,596	6,129
*	West Coast Bancorp	311,716	6,125
	Monmouth Real Estate Investment Corp. Class A	515,948	6,047
	Epoch Holding Corp.	262,964	5,990
	Southside Bancshares Inc.	263,593	5,926
	Flagstone Reinsurance Holdings SA	730,987	5,855
	Excel Trust Inc.	489,395	5,853
*	Investment Technology Group Inc.	631,869	5,813
	TICC Capital Corp.	598,660	5,807
	Winthrop Realty Trust	477,319	5,804
	Simmons First National Corp. Class A	248,731	5,783
	MCG Capital Corp.	1,242,796	5,717
*	Wilshire Bancorp Inc.	1,031,075	5,650
*	ICG Group Inc.	605,024	5,596
	TowneBank	397,278	5,562
	Tompkins Financial Corp.	146,860	5,534
	Urstadt Biddle Properties Inc. Class A	279,256	5,521
	Rockville Financial Inc.	476,829	5,517
	National Western Life Insurance Co. Class A	38,814	5,508
	FBL Financial Group Inc. Class A	196,009	5,490
	Cardinal Financial Corp.	445,288	5,468
	Union First Market Bankshares Corp.	377,603	5,456
	Washington Trust Bancorp Inc.	222,220	5,418

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
1st Source Corp.	235,842	5,330
* Central Pacific Financial Corp.	368,515	5,203
* Safeguard Scientifics Inc.	332,660	5,150
* NewStar Financial Inc.	397,060	5,146
* Netspend Holdings Inc.	550,669	5,061
SY Bancorp Inc.	210,725	5,047
* Beneficial Mutual Bancorp Inc.	580,763	5,012
Capital Southwest Corp.	48,221	4,959
Sterling Bancorp	496,352	4,954
* eHealth Inc.	305,627	4,924
Kite Realty Group Trust	965,923	4,820
Stewart Information Services Corp.	309,907	4,757
MVC Capital Inc.	364,657	4,722
Cedar Realty Trust Inc.	927,936	4,686
StellarOne Corp.	366,246	4,571
Arrow Financial Corp.	188,851	4,565
Hudson Valley Holding Corp.	250,540	4,535
Apollo Commercial Real Estate Finance Inc.	280,480	4,507
WSFS Financial Corp.	111,345	4,499
Heartland Financial USA Inc.	185,210	4,445
* INTL. FCStone Inc.	228,505	4,422
Provident New York Bancorp	577,823	4,386
OneBeacon Insurance Group Ltd. Class A	336,805	4,385
* Eagle Bancorp Inc.	272,177	4,287
First Financial Corp.	147,704	4,283
Golub Capital BDC Inc.	283,774	4,282
Camden National Corp.	116,833	4,278
* Rouse Properties Inc.	313,856	4,253
Univest Corp. of Pennsylvania	254,684	4,210
CapLease Inc.	1,010,649	4,194
Great Southern Bancorp Inc.	151,400	4,176
GFI Group Inc.	1,149,396	4,092
Lakeland Bancorp Inc.	387,706	4,079
Bancfirst Corp.	97,066	4,068
Parkway Properties Inc.	353,030	4,039
First Connecticut Bancorp Inc.	286,991	3,874
* United Community Banks Inc.	434,803	3,726
Calamos Asset Management Inc. Class A	323,030	3,699
Northfield Bancorp Inc.	260,098	3,696
Summit Hotel Properties Inc.	437,798	3,664
Republic Bancorp Inc. Class A	164,665	3,664
State Auto Financial Corp.	258,675	3,634
CoBiz Financial Inc.	573,056	3,587
First Community Bancshares Inc.	243,482	3,513
* Phoenix Cos. Inc.	1,866,887	3,454
OceanFirst Financial Corp.	239,975	3,446
* Walker & Dunlop Inc.	267,243	3,434
Territorial Bancorp Inc.	150,345	3,423
First Interstate Bancsystem Inc.	238,049	3,390
Westwood Holdings Group Inc.	90,224	3,362
Trico Bancshares	217,955	3,357
National Interstate Corp.	124,626	3,314
United Financial Bancorp Inc.	227,843	3,276
Bank Mutual Corp.	704,934	3,109
* Doral Financial Corp.	2,059,595	3,089
GAMCO Investors Inc.	69,573	3,088
Presidential Life Corp.	308,577	3,033
* Flagstar Bancorp Inc.	3,568,720	2,998
* Taylor Capital Group Inc.	182,169	2,986
* Cowen Group Inc. Class A	1,113,185	2,961
Baldwin & Lyons Inc.	127,340	2,959
Westfield Financial Inc.	399,017	2,913
* Global Indemnity plc	140,756	2,850
* Southwest Bancorp Inc.	296,457	2,790

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	GSV Capital Corp.	295,695	2,750
	Oppenheimer Holdings Inc. Class A	174,356	2,741
*	Ladenburg Thalmann Financial Services Inc.	1,762,539	2,714
	Kansas City Life Insurance Co.	72,588	2,554
*	SWS Group Inc.	471,015	2,511
*,^	FNB United Corp.	169,427	2,201
	THL Credit Inc.	162,221	2,185
	First Bancorp	244,308	2,172
*	Suffolk Bancorp	156,119	2,025
	Donegal Group Inc. Class A	144,345	1,917
	Artio Global Investors Inc. Class A	523,230	1,831
	EMC Insurance Group Inc.	82,582	1,668
*	First Marblehead Corp.	1,059,645	1,240
	Urstadt Biddle Properties Inc.	57,942	1,088
*	Gleacher & Co. Inc.	1,164,239	931
	Crawford & Co. Class A	233,312	901
	Crawford & Co. Class B	198,177	811
	Pzena Investment Management Inc. Class A	161,175	714
*	Hampton Roads Bankshares Inc. Rights	167,233	256
*,^	Hampton Roads Bankshares Inc.	193,698	211
			5,625,805
Health Care (13.7%)
*	BioMarin Pharmaceutical Inc.	1,967,485	77,873
*	Onyx Pharmaceuticals Inc.	1,032,134	68,585
*	Catalyst Health Solutions Inc.	688,343	64,319
	Cooper Cos. Inc.	762,885	60,848
*,^	Questcor Pharmaceuticals Inc.	1,023,529	54,493
*	MEDNAX Inc.	790,918	54,210
*	Salix Pharmaceuticals Ltd.	957,280	52,114
*	AMERIGROUP Corp.	775,143	51,090
*	Medivation Inc.	550,737	50,337
*	Pharmacyclics Inc.	886,411	48,407
	Lincare Holdings Inc.	1,390,475	47,304
	PerkinElmer Inc.	1,827,778	47,157
*	Cepheid Inc.	1,049,083	46,946
*	HMS Holdings Corp.	1,377,761	45,893
*	athenahealth Inc.	571,187	45,221
*	Vivus Inc.	1,577,126	45,011
*	Ariad Pharmaceuticals Inc.	2,560,135	44,060
*,^	Incyte Corp. Ltd.	1,846,156	41,908
	Techne Corp.	564,182	41,862
*	Community Health Systems Inc.	1,473,665	41,307
*,^	Seattle Genetics Inc.	1,592,115	40,424
*	Sirona Dental Systems Inc.	897,683	40,405
	Teleflex Inc.	656,540	39,990
*	Cubist Pharmaceuticals Inc.	1,014,031	38,442
*	United Therapeutics Corp.	777,533	38,395
*	WellCare Health Plans Inc.	690,256	36,584
*	HealthSouth Corp.	1,525,060	35,473
*	Tenet Healthcare Corp.	6,602,101	34,595
*	Align Technology Inc.	1,022,855	34,225
*	Alkermes plc	1,990,575	33,780
	Medicis Pharmaceutical Corp. Class A	948,802	32,402
*	Health Net Inc.	1,334,440	32,387
*	Myriad Genetics Inc.	1,357,299	32,263
*	Health Management Associates Inc. Class A	4,097,258	32,163
*	LifePoint Hospitals Inc.	775,782	31,792
*	Thoratec Corp.	941,249	31,607
*,^	Arena Pharmaceuticals Inc.	3,148,184	31,419
	Owens & Minor Inc.	1,023,692	31,356
	Hill-Rom Holdings Inc.	997,208	30,764
*	Haemonetics Corp.	405,020	30,016
*	VCA Antech Inc.	1,325,539	29,135

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Brookdale Senior Living Inc. Class A	1,561,091	27,694
	STERIS Corp.	882,168	27,674
	West Pharmaceutical Services Inc.	544,099	27,472
*	PAREXEL International Corp.	958,286	27,052
*	ViroPharma Inc.	1,138,984	26,994
*	Charles River Laboratories International Inc.	787,616	25,802
*	Centene Corp.	820,241	24,738
*	Theravance Inc.	1,108,492	24,631
*	Jazz Pharmaceuticals plc	542,797	24,431
*	Volcano Corp.	851,959	24,409
*	Alere Inc.	1,226,744	23,848
*	Par Pharmaceutical Cos. Inc.	588,158	21,256
*	Auxilium Pharmaceuticals Inc.	777,396	20,904
*	Immunogen Inc.	1,234,725	20,719
*	Impax Laboratories Inc.	1,020,748	20,691
*	Medicines Co.	875,637	20,087
*	MWI Veterinary Supply Inc.	194,820	20,022
*	Masimo Corp.	890,367	19,926
*	Cyberonics Inc.	443,179	19,916
*	Magellan Health Services Inc.	438,290	19,868
*	Bruker Corp.	1,469,998	19,566
	Chemed Corp.	308,073	18,620
*,^	Dendreon Corp.	2,479,144	18,346
*	Isis Pharmaceuticals Inc.	1,524,596	18,295
	Quality Systems Inc.	664,075	18,269
*	Air Methods Corp.	182,840	17,964
*	NuVasive Inc.	686,571	17,411
*	PSS World Medical Inc.	826,780	17,354
*	Akorn Inc.	1,068,330	16,848
*	Ironwood Pharmaceuticals Inc. Class A	1,210,031	16,674
*	Neogen Corp.	359,705	16,618
*	Insulet Corp.	765,791	16,365
*,^	HeartWare International Inc.	181,793	16,143
*	Team Health Holdings Inc.	638,166	15,373
*	Amsurg Corp. Class A	506,977	15,199
*	Acorda Therapeutics Inc.	638,982	15,054
	PDL BioPharma Inc.	2,250,947	14,924
*,^	Nektar Therapeutics	1,842,226	14,867
*	Luminex Corp.	605,513	14,829
*,^	Spectrum Pharmaceuticals Inc.	924,703	14,388
*	DexCom Inc.	1,088,899	14,112
	Meridian Bioscience Inc.	664,142	13,588
*	NxStage Medical Inc.	800,022	13,408
*	Halozyme Therapeutics Inc.	1,512,504	13,401
*	Hanger Inc.	520,814	13,354
*	Exelixis Inc.	2,390,418	13,219
*	ArthroCare Corp.	444,292	13,009
*	Abaxis Inc.	349,293	12,924
*	ABIOMED Inc.	565,351	12,901
*,^	MAKO Surgical Corp.	503,314	12,890
*	InterMune Inc.	1,052,365	12,576
	CONMED Corp.	450,914	12,477
*	Medidata Solutions Inc.	379,283	12,391
*	Endologix Inc.	795,251	12,279
*	Orthofix International NV	296,548	12,233
	Analogic Corp.	196,846	12,204
*	Wright Medical Group Inc.	569,589	12,161
*	Integra LifeSciences Holdings Corp.	324,645	12,070
*	IPC The Hospitalist Co. Inc.	266,217	12,065
*	NPS Pharmaceuticals Inc.	1,386,788	11,940
*	Dynavax Technologies Corp.	2,665,169	11,514
*	Idenix Pharmaceuticals Inc.	1,105,216	11,384
*	Molina Healthcare Inc.	479,590	11,251
*,^	Optimer Pharmaceuticals Inc.	713,663	11,076

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Opko Health Inc.	2,337,592	10,753
*	ICU Medical Inc.	201,012	10,730
*	Rigel Pharmaceuticals Inc.	1,148,435	10,680
*	Bio-Reference Labs Inc.	405,176	10,648
	Cantel Medical Corp.	368,631	10,045
*	MedAssets Inc.	745,600	10,028
*	Exact Sciences Corp.	903,125	9,681
	Computer Programs & Systems Inc.	167,814	9,602
*	Momenta Pharmaceuticals Inc.	703,002	9,505
*	Conceptus Inc.	478,518	9,484
*	Merit Medical Systems Inc.	643,325	8,884
*	Genomic Health Inc.	262,027	8,752
	Landauer Inc.	152,282	8,730
*	Alnylam Pharmaceuticals Inc.	735,851	8,587
*	Greatbatch Inc.	377,850	8,581
*	OraSure Technologies Inc.	761,701	8,562
*	Neurocrine Biosciences Inc.	1,068,592	8,453
*	Kindred Healthcare Inc.	840,877	8,266
*	HealthStream Inc.	314,165	8,168
*	Omnicell Inc.	535,820	7,844
*	Lexicon Pharmaceuticals Inc.	3,468,716	7,805
	Ensign Group Inc.	273,741	7,739
*	Quidel Corp.	482,583	7,567
*	AVANIR Pharmaceuticals Inc.	1,926,526	7,552
*	Accuray Inc.	1,089,217	7,450
*,^	Sequenom Inc.	1,812,906	7,360
	Invacare Corp.	471,154	7,270
*	Select Medical Holdings Corp.	717,000	7,249
*	Emeritus Corp.	429,123	7,222
*	Affymax Inc.	547,504	7,052
*,^	Accretive Health Inc.	633,731	6,946
*,^	Sunrise Senior Living Inc.	925,291	6,745
*,^	Curis Inc.	1,237,687	6,684
	National Healthcare Corp.	144,982	6,558
*	ExamWorks Group Inc.	494,789	6,546
*	MModal Inc.	498,854	6,475
*,^	AVEO Pharmaceuticals Inc.	523,867	6,370
	eResearchTechnology Inc.	794,831	6,351
*,^	ZIOPHARM Oncology Inc.	1,066,610	6,346
*	Acadia Healthcare Co. Inc.	357,422	6,269
*	Emergent Biosolutions Inc.	406,394	6,157
*	Amedisys Inc.	481,614	5,996
*	Universal American Corp.	568,046	5,982
*	Protalix BioTherapeutics Inc.	1,025,895	5,878
*	Triple-S Management Corp. Class B	315,427	5,766
*	Arqule Inc.	932,115	5,527
*	MAP Pharmaceuticals Inc.	367,218	5,501
*	Natus Medical Inc.	471,795	5,482
*	Antares Pharma Inc.	1,504,993	5,478
*	Hi-Tech Pharmacal Co. Inc.	166,843	5,406
*	Synageva BioPharma Corp.	132,858	5,389
*	Corvel Corp.	109,744	5,377
*	Metropolitan Health Networks Inc.	561,892	5,377
	Atrion Corp.	25,892	5,307
*	Sciclone Pharmaceuticals Inc.	749,000	5,250
*	PharMerica Corp.	472,601	5,161
*	BioScrip Inc.	693,866	5,155
*,^	Navidea Biopharmaceuticals Inc.	1,374,048	5,111
*	Depomed Inc.	889,272	5,060
*	Progenics Pharmaceuticals Inc.	514,833	5,035
*	Symmetry Medical Inc.	582,946	5,002
*	Tornier NV	220,588	4,946
*	AngioDynamics Inc.	405,796	4,874
*	Ligand Pharmaceuticals Inc. Class B	284,321	4,816

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Threshold Pharmaceuticals Inc.	645,748	4,779
*	Affymetrix Inc.	1,017,742	4,773
*	SurModics Inc.	267,375	4,626
	Assisted Living Concepts Inc. Class A	321,655	4,574
*	Obagi Medical Products Inc.	298,573	4,559
*	Achillion Pharmaceuticals Inc.	727,654	4,511
*	Staar Surgical Co.	579,431	4,502
*	Sangamo Biosciences Inc.	801,419	4,424
*	Vanguard Health Systems Inc.	493,703	4,389
*	LHC Group Inc.	256,553	4,351
*	Raptor Pharmaceutical Corp.	766,965	4,287
*	Healthways Inc.	534,548	4,266
*,^	MannKind Corp.	1,827,004	4,184
*	Aegerion Pharmaceuticals Inc.	281,207	4,173
*	Immunomedics Inc.	1,151,736	4,112
*,^	Clovis Oncology Inc.	188,816	4,094
*	Enzon Pharmaceuticals Inc.	581,392	3,994
*,^	Unilife Corp.	1,181,047	3,992
*	Fluidigm Corp.	259,950	3,910
*	PROLOR Biotech Inc.	738,092	3,683
*	AMAG Pharmaceuticals Inc.	238,181	3,668
*	AMN Healthcare Services Inc.	617,011	3,659
*	Corcept Therapeutics Inc.	812,527	3,648
*	Geron Corp.	2,110,538	3,630
*	Endocyte Inc.	430,336	3,537
*	XenoPort Inc.	571,988	3,455
*	Sun Healthcare Group Inc.	403,596	3,378
*	Dyax Corp.	1,585,201	3,376
	Young Innovations Inc.	96,093	3,314
*	Cadence Pharmaceuticals Inc.	928,269	3,314
*,^	NewLink Genetics Corp.	214,897	3,219
*	RTI Biologics Inc.	847,941	3,188
*	Orexigen Therapeutics Inc.	560,637	3,106
*	Gentiva Health Services Inc.	444,654	3,081
*	Almost Family Inc.	135,259	3,022
*,^	Osiris Therapeutics Inc.	263,482	2,890
*	Sagent Pharmaceuticals Inc.	156,644	2,832
*	Merge Healthcare Inc.	949,750	2,716
*	Pozen Inc.	432,265	2,697
*	Pain Therapeutics Inc.	574,375	2,694
*	Novavax Inc.	1,661,065	2,591
*	Palomar Medical Technologies Inc.	298,425	2,537
*	Epocrates Inc.	290,569	2,330
*	Exactech Inc.	137,253	2,302
*	Allos Therapeutics Inc.	1,275,251	2,283
*	Trius Therapeutics Inc.	357,775	2,061
*,^	Biotime Inc.	443,691	2,041
*	Skilled Healthcare Group Inc.	321,155	2,017
*	Cross Country Healthcare Inc.	451,291	1,972
*	Targacept Inc.	455,518	1,959
*,^	Cell Therapeutics Inc.	3,273,646	1,899
*	SIGA Technologies Inc.	619,051	1,777
*,^	Ampio Pharmaceuticals Inc.	324,706	1,649
*	Pacific Biosciences of California Inc.	659,959	1,432
*	Codexis Inc.	346,330	1,295
*	Metabolix Inc.	492,779	912
*	BioMimetic Therapeutics Inc.	337,735	888
*,^	Savient Pharmaceuticals Inc.	1,147,272	620
*	Alimera Sciences Inc.	176,594	528
*,^	Complete Genomics Inc.	239,693	446
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			3,487,231
Industrials (16.1%)
	Wabtec Corp.	773,621	60,350

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Lincoln Electric Holdings Inc.	1,281,739	56,127
	Carlisle Cos. Inc.	994,538	52,730
*	Fortune Brands Home & Security Inc.	2,286,647	50,924
	Corrections Corp. of America	1,602,898	47,205
	Valmont Industries Inc.	383,807	46,429
	Nordson Corp.	886,043	45,445
	Triumph Group Inc.	802,406	45,151
	Graco Inc.	964,119	44,427
*	United Rentals Inc.	1,280,680	43,594
*	Clean Harbors Inc.	769,486	43,414
	Kennametal Inc.	1,283,765	42,557
*	Hexcel Corp.	1,599,931	41,262
*	Alaska Air Group Inc.	1,142,380	41,011
*	WESCO International Inc.	700,109	40,291
	Regal-Beloit Corp.	636,807	39,648
	Woodward Inc.	1,001,235	39,489
	CLARCOR Inc.	809,961	39,008
	Landstar System Inc.	752,618	38,925
*	Kirby Corp.	809,408	38,107
*	Dollar Thrifty Automotive Group Inc.	453,412	36,708
	Alexander & Baldwin Inc.	674,572	35,921
	Toro Co.	484,372	35,500
*	Teledyne Technologies Inc.	565,711	34,876
*	US Airways Group Inc.	2,610,866	34,803
	Acuity Brands Inc.	678,355	34,535
*	Genesee & Wyoming Inc. Class A	648,666	34,276
	Covanta Holding Corp.	1,972,860	33,835
*	Chart Industries Inc.	477,274	32,817
	Lennox International Inc.	696,148	32,461
	Con-way Inc.	898,593	32,448
	Trinity Industries Inc.	1,291,953	32,273
*	Huntington Ingalls Industries Inc.	786,317	31,641
*	Terex Corp.	1,768,211	31,527
	AO Smith Corp.	632,563	30,926
*	Esterline Technologies Corp.	493,494	30,769
	Watsco Inc.	411,086	30,338
*,^	Polypore International Inc.	749,049	30,254
*	Old Dominion Freight Line Inc.	694,053	30,046
*	Middleby Corp.	301,211	30,004
	EMCOR Group Inc.	1,072,145	29,827
	Ryder System Inc.	824,286	29,683
	Exelis Inc.	2,972,293	29,307
*	Shaw Group Inc.	1,049,316	28,657
	Actuant Corp. Class A	1,042,576	28,316
*	Oshkosh Corp.	1,327,184	27,804
	Robbins & Myers Inc.	659,306	27,572
	GATX Corp.	714,719	27,517
	Crane Co.	744,520	27,086
*	EnerSys	767,910	26,931
	Alliant Techsystems Inc.	531,734	26,890
*	Advisory Board Co.	537,106	26,635
*	Tetra Tech Inc.	1,016,865	26,520
	Harsco Corp.	1,297,368	26,440
*	Moog Inc. Class A	629,653	26,036
*	Acacia Research Corp.	691,354	25,746
*	Avis Budget Group Inc.	1,689,390	25,679
	ITT Corp.	1,452,357	25,561
*	Portfolio Recovery Associates Inc.	276,371	25,222
*	Colfax Corp.	896,653	24,721
	Belden Inc.	740,533	24,697
	UTi Worldwide Inc.	1,653,240	24,154
	Rollins Inc.	1,064,052	23,803
	Manitowoc Co. Inc.	2,015,137	23,577
*	Air Lease Corp.	1,194,802	23,167

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Geo Group Inc.	1,007,027	22,880
*,^	USG Corp.	1,186,192	22,597
	Applied Industrial Technologies Inc.	609,000	22,442
	Corporate Executive Board Co.	535,892	21,907
	Brady Corp. Class A	788,208	21,684
*	Hub Group Inc. Class A	596,462	21,592
	Macquarie Infrastructure Co. LLC	634,577	21,125
	Curtiss-Wright Corp.	675,839	20,985
*	General Cable Corp.	801,872	20,801
*	JetBlue Airways Corp.	3,862,746	20,473
	Deluxe Corp.	820,685	20,468
	Mine Safety Appliances Co.	501,694	20,188
	Healthcare Services Group Inc.	1,021,736	19,801
	Mueller Industries Inc.	461,340	19,648
	Raven Industries Inc.	276,642	19,252
*	FTI Consulting Inc.	669,120	19,237
*	GrafTech International Ltd.	1,973,634	19,046
*	Beacon Roofing Supply Inc.	746,402	18,824
*	ACCO Brands Corp.	1,803,919	18,653
	HNI Corp.	723,486	18,630
	Armstrong World Industries Inc.	376,874	18,527
*	Atlas Air Worldwide Holdings Inc.	423,099	18,409
	Simpson Manufacturing Co. Inc.	621,695	18,346
	Barnes Group Inc.	746,771	18,139
	Brink's Co.	754,121	17,481
	United Stationers Inc.	648,336	17,473
	Herman Miller Inc.	937,642	17,365
*	Allegiant Travel Co. Class A	246,056	17,145
	ABM Industries Inc.	861,957	16,860
*	RBC Bearings Inc.	356,038	16,841
	Werner Enterprises Inc.	704,766	16,837
	HEICO Corp.	415,952	16,438
	Franklin Electric Co. Inc.	319,371	16,329
	TAL International Group Inc.	486,102	16,280
	Titan International Inc.	645,443	15,833
	ESCO Technologies Inc.	429,442	15,649
	Granite Construction Inc.	591,667	15,448
	UniFirst Corp.	241,496	15,395
*	MasTec Inc.	1,021,786	15,368
	Knight Transportation Inc.	959,931	15,349
	Watts Water Technologies Inc. Class A	452,991	15,103
	Forward Air Corp.	461,643	14,897
*	II-VI Inc.	859,165	14,322
	Briggs & Stratton Corp.	801,210	14,013
*	Spirit Airlines Inc.	708,137	13,780
*	Interface Inc. Class A	1,007,694	13,735
	Lindsay Corp.	204,520	13,273
*	Swift Transportation Co.	1,383,565	13,075
*	Interline Brands Inc.	508,616	12,751
*	Seaboard Corp.	5,845	12,467
	Cubic Corp.	258,359	12,422
	AZZ Inc.	202,651	12,414
*	EnPro Industries Inc.	331,290	12,380
*	Orbital Sciences Corp.	949,493	12,267
	Heartland Express Inc.	835,443	11,955
	Aircastle Ltd.	988,284	11,909
	Kaman Corp.	380,800	11,782
	Universal Forest Products Inc.	299,255	11,665
	Steelcase Inc. Class A	1,285,679	11,610
*	Huron Consulting Group Inc.	363,382	11,501
*	Trimas Corp.	568,505	11,427
	Amerco Inc.	126,402	11,372
*	Aegion Corp. Class A	633,891	11,340
*	Exponent Inc.	214,607	11,338

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* KAR Auction Services Inc.	658,770	11,324
* Korn/Ferry International	769,473	11,042
Kaydon Corp.	514,602	11,007
* Blount International Inc.	746,161	10,931
Tennant Co.	273,405	10,923
* Navigant Consulting Inc.	842,336	10,647
Quanex Building Products Corp.	592,170	10,588
* Encore Capital Group Inc.	355,568	10,532
* Generac Holdings Inc.	435,501	10,478
Knoll Inc.	772,712	10,370
* Sykes Enterprises Inc.	639,461	10,206
* Dycom Industries Inc.	541,903	10,085
McGrath RentCorp	376,945	9,989
* TrueBlue Inc.	642,563	9,947
HEICO Corp. Class A	303,430	9,789
NACCO Industries Inc. Class A	82,262	9,563
* Astec Industries Inc.	311,131	9,545
Insperity Inc.	352,648	9,539
Ceradyne Inc.	370,451	9,502
* On Assignment Inc.	594,072	9,481
G&K Services Inc. Class A	303,641	9,471
* Team Inc.	301,266	9,393
* DigitalGlobe Inc.	597,102	9,052
* Mobile Mini Inc.	624,730	8,996
AAR Corp.	649,797	8,759
Mueller Water Products Inc. Class A	2,523,085	8,730
Standex International Corp.	204,007	8,685
* Titan Machinery Inc.	284,981	8,655
Resources Connection Inc.	695,378	8,553
CIRCOR International Inc.	250,631	8,544
American Science & Engineering Inc.	143,884	8,122
Encore Wire Corp.	302,077	8,090
Albany International Corp.	430,433	8,053
Sun Hydraulics Corp.	330,799	8,035
* RailAmerica Inc.	326,038	7,890
* InnerWorkings Inc.	563,102	7,619
* ICF International Inc.	318,843	7,601
* Meritor Inc.	1,449,939	7,569
* Aerovironment Inc.	283,918	7,470
* Wabash National Corp.	1,102,195	7,297
Apogee Enterprises Inc.	452,167	7,266
* H&E Equipment Services Inc.	481,231	7,233
Griffon Corp.	842,243	7,226
* Tutor Perini Corp.	569,863	7,220
* Greenbrier Cos. Inc.	406,662	7,149
* Mistras Group Inc.	270,430	7,107
Gorman-Rupp Co.	236,705	7,054
Altra Holdings Inc.	433,312	6,838
Sauer-Danfoss Inc.	195,367	6,824
Cascade Corp.	143,140	6,735
* DXP Enterprises Inc.	159,242	6,607
* Layne Christensen Co.	318,950	6,599
* Kforce Inc.	486,314	6,546
Viad Corp.	323,016	6,460
* Trex Co. Inc.	214,112	6,443
Ennis Inc.	418,212	6,432
Great Lakes Dredge & Dock Corp.	899,090	6,402
John Bean Technologies Corp.	462,768	6,280
Comfort Systems USA Inc.	605,044	6,063
Kelly Services Inc. Class A	459,438	5,931
* Federal Signal Corp.	998,411	5,831
Global Power Equipment Group Inc.	262,859	5,741
Celadon Group Inc.	349,583	5,726
^ Quad/Graphics Inc.	396,553	5,702

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Powell Industries Inc.	151,841	5,673
	Marten Transport Ltd.	265,454	5,644
*	Saia Inc.	255,951	5,603
	AAON Inc.	296,634	5,592
*	MYR Group Inc.	327,505	5,587
	Primoris Services Corp.	450,797	5,410
^	National Presto Industries Inc.	77,240	5,389
*	Standard Parking Corp.	250,302	5,386
	SkyWest Inc.	823,631	5,378
	US Ecology Inc.	294,089	5,217
*	Rush Enterprises Inc. Class A	312,335	5,107
	Douglas Dynamics Inc.	353,535	5,038
*	Hawaiian Holdings Inc.	773,642	5,036
*	GeoEye Inc.	320,480	4,961
*	GenCorp Inc.	755,189	4,916
	Arkansas Best Corp.	388,067	4,890
*	Gibraltar Industries Inc.	465,775	4,835
*,^	Zipcar Inc.	410,098	4,810
*	Taser International Inc.	894,038	4,685
*,^	Swisher Hygiene Inc.	1,815,325	4,593
*	Air Transport Services Group Inc.	874,140	4,546
	Heidrick & Struggles International Inc.	257,804	4,512
*	Kadant Inc.	191,383	4,488
*	Thermon Group Holdings Inc.	216,081	4,475
*,^	Capstone Turbine Corp.	4,430,144	4,474
*	Columbus McKinnon Corp.	295,695	4,462
	FreightCar America Inc.	191,846	4,407
	LB Foster Co. Class A	153,338	4,387
*	Wesco Aircraft Holdings Inc.	344,146	4,381
	Multi-Color Corp.	194,596	4,328
*	Consolidated Graphics Inc.	147,863	4,295
*	XPO Logistics Inc.	249,663	4,194
*	American Railcar Industries Inc.	154,190	4,179
*	Republic Airways Holdings Inc.	736,603	4,088
*	Echo Global Logistics Inc.	213,451	4,068
*	CBIZ Inc.	682,685	4,055
*	RPX Corp.	275,511	3,954
*	Accuride Corp.	645,265	3,872
*	Astronics Corp.	132,667	3,747
*	Roadrunner Transportation Systems Inc.	221,730	3,745
	Dynamic Materials Corp.	214,347	3,715
*	CAI International Inc.	185,803	3,694
*	Northwest Pipe Co.	149,921	3,637
	Alamo Group Inc.	114,720	3,599
*	Michael Baker Corp.	137,798	3,595
	CDI Corp.	215,413	3,533
*	Commercial Vehicle Group Inc.	384,332	3,313
	Kimball International Inc. Class B	419,199	3,228
*	American Reprographics Co.	630,929	3,174
*	Ameresco Inc. Class A	264,638	3,157
	Schawk Inc. Class A	247,125	3,138
*	Dolan Co.	466,303	3,138
*,^	American Superconductor Corp.	660,877	3,106
*	Pacer International Inc.	561,462	3,043
	SeaCube Container Leasing Ltd.	177,940	3,037
*	Orion Marine Group Inc.	435,307	3,030
	Houston Wire & Cable Co.	270,942	2,961
*	Furmanite Corp.	595,926	2,896
*	American Woodmark Corp.	161,374	2,759
*	Pike Electric Corp.	334,761	2,584
	Twin Disc Inc.	137,593	2,544
*	Sterling Construction Co. Inc.	248,856	2,543
*	EnerNOC Inc.	350,771	2,540
*	KEYW Holding Corp.	252,287	2,533

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	CRA International Inc.	170,641	2,507
*,^	A123 Systems Inc.	1,890,890	2,383
	Vicor Corp.	337,511	2,342
*	Patriot Transportation Holding Inc.	97,218	2,288
	Ampco-Pittsburgh Corp.	124,365	2,280
	Preformed Line Products Co.	37,824	2,190
*	EnergySolutions Inc.	1,284,184	2,170
*	TMS International Corp. Class A	207,246	2,066
*	PMFG Inc.	260,479	2,034
*	Pendrell Corp.	1,656,607	1,855
*,^	Cenveo Inc.	913,944	1,764
*	Rush Enterprises Inc. Class B	129,885	1,743
*	Genco Shipping & Trading Ltd.	527,379	1,609
*	Ducommun Inc.	160,669	1,576
*	Metalico Inc.	685,692	1,509
*	Hill International Inc.	432,636	1,384
	Baltic Trading Ltd.	271,144	933
*	Tecumseh Products Co. Class A	177,907	898
*,^	Eagle Bulk Shipping Inc.	251,393	794
*	Tecumseh Products Co. Class B	37,155	182
			4,089,041
Information Technology (16.2%)
*	Ariba Inc.	1,602,972	71,749
*	NCR Corp.	2,547,529	57,905
*	Concur Technologies Inc.	746,530	50,839
*	Cadence Design Systems Inc.	4,413,252	48,502
	Jack Henry & Associates Inc.	1,327,899	45,839
*	AOL Inc.	1,526,884	42,875
	Broadridge Financial Solutions Inc.	1,998,233	42,502
*	Teradyne Inc.	3,001,138	42,196
	National Instruments Corp.	1,555,450	41,779
*	JDS Uniphase Corp.	3,764,210	41,406
	MercadoLibre Inc.	533,382	40,430
*	Parametric Technology Corp.	1,917,184	40,184
*	SolarWinds Inc.	874,398	38,089
	Diebold Inc.	1,002,974	37,020
*	Wright Express Corp.	591,938	36,534
*	NeuStar Inc. Class A	1,085,362	36,251
*	Ultimate Software Group Inc.	403,786	35,985
*	Aspen Technology Inc.	1,508,956	34,932
*	Brocade Communications Systems Inc.	7,015,398	34,586
	Lender Processing Services Inc.	1,359,278	34,363
*	CoStar Group Inc.	415,049	33,702
*	CommVault Systems Inc.	676,217	33,520
*	Compuware Corp.	3,520,903	32,709
*	Tech Data Corp.	664,829	32,025
	Cypress Semiconductor Corp.	2,369,780	31,328
*	Cirrus Logic Inc.	1,032,149	30,841
	ADTRAN Inc.	976,371	29,477
	DST Systems Inc.	533,848	28,993
*	Zebra Technologies Corp.	837,603	28,780
*	Fairchild Semiconductor International Inc. Class A	2,029,085	28,610
	MAXIMUS Inc.	543,587	28,131
*	ACI Worldwide Inc.	630,972	27,895
*	Cymer Inc.	471,663	27,805
*	FEI Co.	579,644	27,730
	Convergys Corp.	1,866,905	27,574
*,^	3D Systems Corp.	795,317	27,152
*	QLIK Technologies Inc.	1,224,385	27,083
*	Itron Inc.	641,609	26,460
*	Aruba Networks Inc.	1,756,555	26,436
*	Quest Software Inc.	940,865	26,203
*	Microsemi Corp.	1,406,756	26,011
*	Ciena Corp.	1,586,622	25,973

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	FleetCor Technologies Inc.	736,172	25,795
*	Arris Group Inc.	1,854,012	25,789
*	Semtech Corp.	1,046,887	25,460
*	CoreLogic Inc.	1,373,054	25,141
*	ViaSat Inc.	655,648	24,764
	Fair Isaac Corp.	579,531	24,503
*	Silicon Laboratories Inc.	646,364	24,497
	MKS Instruments Inc.	845,921	24,472
	Anixter International Inc.	452,716	24,017
*,^	Universal Display Corp.	668,035	24,009
*	Sourcefire Inc.	464,231	23,861
*	Hittite Microwave Corp.	455,232	23,271
	Plantronics Inc.	691,278	23,089
*	IPG Photonics Corp.	527,787	23,006
*,^	VirnetX Holding Corp.	650,951	22,946
*	PMC - Sierra Inc.	3,726,676	22,882
*	Mentor Graphics Corp.	1,498,324	22,475
*	CACI International Inc. Class A	404,805	22,272
*	Cavium Inc.	794,651	22,250
*	International Rectifier Corp.	1,112,736	22,244
*	Vishay Intertechnology Inc.	2,334,559	22,015
*	Finisar Corp.	1,460,794	21,853
*	QLogic Corp.	1,589,659	21,762
	Intersil Corp. Class A	2,036,331	21,687
*	NetSuite Inc.	391,890	21,464
	InterDigital Inc.	726,770	21,447
*,^	Veeco Instruments Inc.	623,532	21,425
	Littelfuse Inc.	372,119	21,170
*	NETGEAR Inc.	609,119	21,021
*	Progress Software Corp.	997,078	20,809
*	Comverse Technology Inc.	3,521,437	20,495
	Cognex Corp.	644,058	20,384
*	JDA Software Group Inc.	685,671	20,358
*	DealerTrack Holdings Inc.	675,913	20,352
*	Cardtronics Inc.	673,165	20,336
*	ValueClick Inc.	1,229,956	20,159
	j2 Global Inc.	736,853	19,468
*	OSI Systems Inc.	302,803	19,180
*	Acxiom Corp.	1,260,278	19,043
*	Liquidity Services Inc.	369,725	18,926
*	RF Micro Devices Inc.	4,444,293	18,888
	Heartland Payment Systems Inc.	625,730	18,822
*	Entegris Inc.	2,189,673	18,700
	Tellabs Inc.	5,589,396	18,613
	Blackbaud Inc.	724,292	18,593
	Sapient Corp.	1,808,193	18,209
*	MicroStrategy Inc. Class A	135,261	17,565
*	Tyler Technologies Inc.	434,578	17,535
	Power Integrations Inc.	455,812	17,002
*	Stratasys Inc.	341,209	16,907
*	WebMD Health Corp.	823,520	16,890
*	Monster Worldwide Inc.	1,980,328	16,833
*,^	Fusion-io Inc.	797,453	16,659
*	Coherent Inc.	379,057	16,413
	Syntel Inc.	269,202	16,341
*,^	VistaPrint NV	504,734	16,303
*	TiVo Inc.	1,956,639	16,181
*	Plexus Corp.	560,055	15,794
*	EchoStar Corp. Class A	594,009	15,694
*	Synaptics Inc.	530,303	15,183
*	Manhattan Associates Inc.	330,741	15,118
*	TriQuint Semiconductor Inc.	2,675,545	14,715
*	LivePerson Inc.	771,622	14,707
*,^	First Solar Inc.	974,655	14,678

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Advent Software Inc.	533,770	14,471
*	SYNNEX Corp.	417,498	14,400
*	SS&C Technologies Holdings Inc.	550,894	13,772
*	RealPage Inc.	585,854	13,568
*	ScanSource Inc.	441,257	13,520
*	Standard Microsystems Corp.	357,799	13,199
*	Ultratech Inc.	416,037	13,105
*	OpenTable Inc.	290,518	13,076
*	Unisys Corp.	664,965	13,000
*	Benchmark Electronics Inc.	929,970	12,973
	Tessera Technologies Inc.	835,113	12,836
*	Integrated Device Technology Inc.	2,276,400	12,793
	EarthLink Inc.	1,709,617	12,720
	NIC Inc.	984,776	12,507
*	Euronet Worldwide Inc.	729,091	12,482
*	Ancestry.com Inc.	448,922	12,359
*	Netscout Systems Inc.	568,977	12,284
*	Take-Two Interactive Software Inc.	1,297,442	12,274
*	Electronics for Imaging Inc.	740,250	12,029
*	Insight Enterprises Inc.	708,016	11,916
	Ebix Inc.	596,013	11,890
*	Bankrate Inc.	644,096	11,845
*	Infinera Corp.	1,722,998	11,785
*	Web.com Group Inc.	628,415	11,513
*	Websense Inc.	607,050	11,370
*	FARO Technologies Inc.	270,023	11,363
*	OmniVision Technologies Inc.	842,395	11,254
*	Verint Systems Inc.	375,663	11,086
*	Diodes Inc.	585,655	10,993
	Cabot Microelectronics Corp.	369,349	10,789
*	Kenexa Corp.	371,331	10,780
*	Sanmina-SCI Corp.	1,312,301	10,748
*	Spansion Inc. Class A	965,342	10,599
*	Bottomline Technologies Inc.	583,614	10,534
*	ATMI Inc.	511,084	10,513
*	Rogers Corp.	261,447	10,356
	Loral Space & Communications Inc.	152,867	10,296
*	LogMeIn Inc.	336,461	10,269
*	GT Advanced Technologies Inc.	1,930,256	10,192
*	BroadSoft Inc.	350,655	10,155
	Brooks Automation Inc.	1,067,423	10,076
*	Emulex Corp.	1,391,932	10,022
*,^	RealD Inc.	658,899	9,857
	MTS Systems Corp.	255,023	9,831
*	Monolithic Power Systems Inc.	490,614	9,748
*	Monotype Imaging Holdings Inc.	578,243	9,697
*	Kulicke & Soffa Industries Inc.	1,068,687	9,533
*	Digital River Inc.	573,491	9,531
*	CSG Systems International Inc.	545,143	9,420
*	Tangoe Inc.	440,215	9,381
	Comtech Telecommunications Corp.	327,852	9,370
*	Cornerstone OnDemand Inc.	390,606	9,300
*	ExlService Holdings Inc.	376,941	9,288
*	Volterra Semiconductor Corp.	395,964	9,285
*	Rambus Inc.	1,600,414	9,186
*	Advanced Energy Industries Inc.	679,408	9,118
	Pegasystems Inc.	273,566	9,022
	Mantech International Corp.Class A	381,782	8,960
	AVX Corp.	820,652	8,773
*	Constant Contact Inc.	486,973	8,707
*	Rofin-Sinar Technologies Inc.	459,787	8,704
	Badger Meter Inc.	231,499	8,693
*	ServiceSource International Inc.	626,845	8,682
	Forrester Research Inc.	255,881	8,664

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Synchronoss Technologies Inc.	465,745	8,602
*	iGATE Corp.	501,938	8,543
	Park Electrochemical Corp.	317,313	8,212
*	Ixia	678,711	8,158
*	comScore Inc.	492,078	8,100
	Black Box Corp.	282,046	8,095
*	MEMC Electronic Materials Inc.	3,716,021	8,064
	Micrel Inc.	842,585	8,030
*	TTM Technologies Inc.	852,540	8,022
*	Harmonic Inc.	1,870,454	7,968
	Booz Allen Hamilton Holding Corp.	516,485	7,892
*	Super Micro Computer Inc.	492,122	7,805
*	Quantum Corp.	3,779,479	7,672
*	Power-One Inc.	1,672,561	7,560
*	Procera Networks Inc.	309,140	7,515
*	Measurement Specialties Inc.	231,096	7,513
*	Entropic Communications Inc.	1,330,113	7,502
*	Blucora Inc.	604,135	7,443
*	Dice Holdings Inc.	789,032	7,409
*	Amkor Technology Inc.	1,493,535	7,288
*	Newport Corp.	606,222	7,287
*	Sonus Networks Inc.	3,379,461	7,266
*	Accelrys Inc.	895,066	7,241
*	Global Cash Access Holdings Inc.	993,672	7,164
*	Lattice Semiconductor Corp.	1,893,796	7,140
*	TNS Inc.	393,435	7,058
*	DTS Inc.	266,668	6,955
*	Interactive Intelligence Group Inc.	243,075	6,857
	OPNET	254,904	6,778
*	Ceva Inc.	379,765	6,688
*,^	Angie's List Inc.	419,535	6,645
*	TeleTech Holdings Inc.	411,224	6,580
*	Mercury Computer Systems Inc.	496,694	6,422
*	Jive Software Inc.	302,368	6,347
	EPIQ Systems Inc.	515,952	6,320
	United Online Inc.	1,447,220	6,107
*	Cray Inc.	504,864	6,099
*	Brightpoint Inc.	1,106,862	5,988
*	Photronics Inc.	968,665	5,909
*	Vocus Inc.	306,590	5,703
	Cass Information Systems Inc.	141,288	5,687
*	Applied Micro Circuits Corp.	986,592	5,643
*,^	Higher One Holdings Inc.	455,911	5,571
*	PROS Holdings Inc.	326,364	5,489
	Electro Scientific Industries Inc.	463,828	5,482
*	Silicon Image Inc.	1,316,378	5,450
*	Nanometrics Inc.	353,553	5,431
*	SciQuest Inc.	302,274	5,429
*	Checkpoint Systems Inc.	612,435	5,334
*,^	OCZ Technology Group Inc.	1,002,736	5,315
*	LTX-Credence Corp.	783,837	5,252
*	Demand Media Inc.	468,502	5,247
*	Perficient Inc.	466,706	5,241
*	Ellie Mae Inc.	286,925	5,165
*	FormFactor Inc.	795,818	5,149
*	Actuate Corp.	742,755	5,147
*	Net 1 UEPS Technologies Inc.	614,036	5,139
*	MIPS Technologies Inc. Class A	767,127	5,117
	Methode Electronics Inc.	594,260	5,057
*	Stamps.com Inc.	204,837	5,053
*	Exar Corp.	612,607	4,999
*	Internap Network Services Corp.	761,768	4,959
*	GSI Group Inc.	428,452	4,910
*	Move Inc.	538,045	4,902

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Active Network Inc.	317,217	4,882
*	Intermec Inc.	768,400	4,764
*	CIBER Inc.	1,102,093	4,750
*	Sycamore Networks Inc.	323,908	4,703
*	QuinStreet Inc.	507,454	4,699
	Electro Rent Corp.	288,761	4,687
	CTS Corp.	494,129	4,655
*	STEC Inc.	592,407	4,621
*	Deltek Inc.	395,561	4,585
*	Fabrinet	359,226	4,508
*	IXYS Corp.	401,318	4,483
*	Rudolph Technologies Inc.	512,222	4,467
*	Extreme Networks	1,274,767	4,385
*	Kemet Corp.	716,859	4,308
*	Digi International Inc.	412,189	4,221
	Daktronics Inc.	604,807	4,179
*	Virtusa Corp.	308,866	4,123
*	Calix Inc.	499,425	4,105
*	Symmetricom Inc.	675,309	4,045
*	MoneyGram International Inc.	276,065	4,031
*	VASCO Data Security International Inc.	488,758	3,998
*	Anaren Inc.	203,146	3,982
*	XO Group Inc.	436,995	3,876
*	Seachange International Inc.	467,639	3,849
	Cohu Inc.	371,358	3,773
*	Multi-Fineline Electronix Inc.	152,501	3,758
*	Oplink Communications Inc.	277,547	3,755
	Keynote Systems Inc.	251,131	3,729
*,^	InvenSense Inc.	320,821	3,625
*	Kopin Corp.	1,034,657	3,559
*	Avid Technology Inc.	464,790	3,453
*	Magnachip Semiconductor Corp.	355,192	3,385
*	Envestnet Inc.	280,936	3,371
*	Globecomm Systems Inc.	331,451	3,361
*	Pericom Semiconductor Corp.	367,660	3,309
*	Sigma Designs Inc.	517,375	3,301
*,^	Silicon Graphics International Corp.	507,987	3,261
*	Responsys Inc.	266,525	3,230
*	Limelight Networks Inc.	1,087,548	3,187
*	SunPower Corp. Class A	659,416	3,172
*	Supertex Inc.	164,627	3,103
	RealNetworks Inc.	358,174	3,095
*,^	Rubicon Technology Inc.	289,901	2,957
*,^	KIT Digital Inc.	686,274	2,944
*	Imation Corp.	492,023	2,908
*,^	Travelzoo Inc.	126,583	2,876
*	Rosetta Stone Inc.	204,888	2,836
*	Maxwell Technologies Inc.	430,168	2,822
*	Intevac Inc.	373,343	2,808
*	Aviat Networks Inc.	984,648	2,757
*	Inphi Corp.	289,574	2,745
*	ShoreTel Inc.	618,625	2,710
*	IntraLinks Holdings Inc.	609,573	2,670
*	Imperva Inc.	92,448	2,664
*	Alpha & Omega Semiconductor Ltd.	276,692	2,532
*,^	Oclaro Inc.	825,960	2,511
*	Agilysys Inc.	245,925	2,132
	Bel Fuse Inc. Class B	119,791	2,110
*	ANADIGICS Inc.	1,098,496	1,988
*	Echelon Corp.	545,943	1,900
*	ModusLink Global Solutions Inc.	633,245	1,893
*	STR Holdings Inc.	400,610	1,827
*	Aeroflex Holding Corp.	272,270	1,647
*	TeleNav Inc.	267,170	1,638

25

Vanguard® Small-Cap Index Fund Schedule of Investments June 30, 2012

			Market
			Value
		Shares	($000)
*	Mitel Networks Corp.	344,212	1,521
*	MaxLinear Inc.	298,662	1,481
*	Viasystems Group Inc.	81,810	1,391
	Marchex Inc. Class B	377,017	1,361
*	Intermolecular Inc.	169,085	1,310
*	Novatel Wireless Inc.	514,561	1,281
*	TechTarget Inc.	247,564	1,248
*	Carbonite Inc.	121,570	1,087
*	TeleCommunication Systems Inc. Class A	788,794	970
*	NCI Inc. Class A	128,331	520
	Bel Fuse Inc. Class A	19,466	353
			4,130,152
Materials (5.6%)
	Royal Gold Inc.	947,445	74,280
	RPM International Inc.	2,113,709	57,493
	Solutia Inc.	1,971,898	55,312
	Rockwood Holdings Inc.	1,123,128	49,811
	Packaging Corp. of America	1,585,521	44,775
	Cabot Corp.	1,016,102	41,355
	Cytec Industries Inc.	701,168	41,116
	Compass Minerals International Inc.	531,694	40,558
*	Allied Nevada Gold Corp.	1,371,957	38,936
	NewMarket Corp.	172,690	37,405
	Silgan Holdings Inc.	844,345	36,045
	Carpenter Technology Corp.	716,433	34,274
	Sensient Technologies Corp.	806,848	29,636
	Olin Corp.	1,289,731	26,942
	Eagle Materials Inc.	686,780	25,644
*	Coeur d'Alene Mines Corp.	1,447,865	25,424
	HB Fuller Co.	795,493	24,422
*	Louisiana-Pacific Corp.	2,205,640	23,997
*	Chemtura Corp.	1,551,389	22,495
	Hecla Mining Co.	4,588,320	21,795
	Commercial Metals Co.	1,673,242	21,150
*	Intrepid Potash Inc.	907,447	20,653
	Innophos Holdings Inc.	348,438	19,673
	PolyOne Corp.	1,361,944	18,631
	Minerals Technologies Inc.	285,763	18,226
*,^	Resolute Forest Products	1,561,748	18,085
	Buckeye Technologies Inc.	632,785	18,028
	Schweitzer-Mauduit International Inc.	256,690	17,491
	Worthington Industries Inc.	832,251	17,036
	Westlake Chemical Corp.	321,549	16,804
*	SunCoke Energy Inc.	1,127,472	16,517
*	Stillwater Mining Co.	1,859,205	15,878
	Balchem Corp.	470,119	15,331
	Kaiser Aluminum Corp.	279,012	14,464
	Georgia Gulf Corp.	550,926	14,142
	Globe Specialty Metals Inc.	1,027,073	13,794
^	Gold Resource Corp.	510,877	13,278
	Stepan Co.	140,545	13,237
*	Calgon Carbon Corp.	914,169	12,999
*	Clearwater Paper Corp.	367,642	12,544
*	Graphic Packaging Holding Co.	2,195,667	12,076
	AMCOL International Corp.	410,381	11,618
	PH Glatfelter Co.	702,460	11,499
*	Kraton Performance Polymers Inc.	517,107	11,330
	Koppers Holdings Inc.	331,811	11,282
	Deltic Timber Corp.	182,539	11,131
	Schnitzer Steel Industries Inc.	373,368	10,462
*	RTI International Metals Inc.	462,221	10,460
	Boise Inc.	1,535,850	10,106
	Haynes International Inc.	197,921	10,082
*	KapStone Paper and Packaging Corp.	635,537	10,073

26

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Innospec Inc.	336,893	9,975
^	AK Steel Holding Corp.	1,693,064	9,938
*	OM Group Inc.	520,933	9,898
*	McEwen Mining Inc.	3,230,585	9,724
	Texas Industries Inc.	247,502	9,655
	Quaker Chemical Corp.	207,539	9,590
	American Vanguard Corp.	356,795	9,487
*	LSB Industries Inc.	305,905	9,456
	A Schulman Inc.	473,682	9,403
*	TPC Group Inc.	213,409	7,885
	Myers Industries Inc.	428,640	7,355
	Materion Corp.	311,278	7,169
*,^	Flotek Industries Inc.	757,956	7,079
*	Horsehead Holding Corp.	701,440	6,986
	Wausau Paper Corp.	710,428	6,912
	Neenah Paper Inc.	242,704	6,478
*	Ferro Corp.	1,320,201	6,337
*	Century Aluminum Co.	855,658	6,272
^	Kronos Worldwide Inc.	374,395	5,912
	Hawkins Inc.	150,736	5,755
*	Omnova Solutions Inc.	698,273	5,265
	Tredegar Corp.	359,716	5,237
*	Headwaters Inc.	979,571	5,045
*,^	Paramount Gold and Silver Corp.	1,867,902	4,483
*	Mercer International Inc.	761,039	4,346
	Noranda Aluminum Holding Corp.	540,824	4,305
*	Zoltek Cos. Inc.	468,650	4,232
	Zep Inc.	299,527	4,112
*	Metals USA Holdings Corp.	208,198	3,312
*	General Moly Inc.	947,324	2,975
*	AM Castle & Co.	277,458	2,947
*	Arabian American Development Co.	285,296	2,765
	Olympic Steel Inc.	148,762	2,443
*	Spartech Corp.	469,962	2,430
*,^	Golden Minerals Co.	487,065	2,197
*,^	Midway Gold Corp.	1,434,528	1,994
*	United States Lime & Minerals Inc.	34,918	1,630
			1,420,779
Telecommunication Services (0.8%)
*	tw telecom inc Class A	2,416,383	62,004
	AboveNet Inc.	359,419	30,191
*	Cogent Communications Group Inc.	702,407	13,521
*	Cincinnati Bell Inc.	3,008,518	11,192
*	Iridium Communications Inc.	824,314	7,386
	Consolidated Communications Holdings Inc.	458,065	6,779
*	Clearwire Corp. Class A	5,837,803	6,538
*	Premiere Global Services Inc.	764,674	6,416
*	Neutral Tandem Inc.	482,157	6,355
*	Vonage Holdings Corp.	2,716,577	5,460
*	Leap Wireless International Inc.	826,288	5,313
	Atlantic Tele-Network Inc.	149,196	5,032
	Shenandoah Telecommunications Co.	362,689	4,936
	NTELOS Holdings Corp.	254,350	4,795
	USA Mobility Inc.	354,958	4,565
*	General Communication Inc. Class A	493,160	4,098
*	inContact Inc.	666,439	3,339
*	Cbeyond Inc.	487,378	3,300
*	Boingo Wireless Inc.	221,993	2,580
	Lumos Networks Corp.	250,494	2,367
	IDT Corp. Class B	237,051	2,325
^	Alaska Communications Systems Group Inc.	725,703	1,524
*,^	Elephant Talk Communications Inc.	777,275	1,306
			201,322

27

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

					Market
					Value
				Shares	($000)
Utilities (3.6%)
	Westar Energy Inc.			2,030,262	60,806
	Questar Corp.			2,866,208	59,789
	Atmos Energy Corp.			1,453,305	50,967
	Great Plains Energy Inc.			2,191,563	46,921
	Hawaiian Electric Industries Inc.			1,548,963	44,176
	Cleco Corp.			980,034	40,995
	Vectren Corp.			1,320,133	38,970
	Piedmont Natural Gas Co. Inc.			1,165,616	37,521
	IDACORP Inc.			804,627	33,859
	WGL Holdings Inc.			829,653	32,979
	Southwest Gas Corp.			742,581	32,414
	Portland General Electric Co.			1,214,149	32,369
	UIL Holdings Corp.			814,414	29,205
	New Jersey Resources Corp.			668,162	29,139
	Avista Corp.			943,320	25,187
	PNM Resources Inc.			1,283,176	25,073
	South Jersey Industries Inc.			487,341	24,840
	UNS Energy Corp.			611,452	23,486
	ALLETE Inc.			544,233	22,749
	Black Hills Corp.			672,318	21,628
	NorthWestern Corp.			583,829	21,427
*	GenOn Energy Inc.			12,410,965	21,223
	Northwest Natural Gas Co.			431,702	20,549
	El Paso Electric Co.			614,185	20,366
	MGE Energy Inc.			372,584	17,623
	CH Energy Group Inc.			227,929	14,973
	Empire District Electric Co.			676,332	14,271
	Laclede Group Inc.			343,871	13,689
	Otter Tail Corp.			522,647	11,953
	American States Water Co.			301,656	11,940
	California Water Service Group			639,752	11,816
	Chesapeake Utilities Corp.			154,384	6,750
	Ormat Technologies Inc.			256,891	5,495
	Unitil Corp.			205,590	5,448
	SJW Corp.			208,861	5,015
	Middlesex Water Co.			250,955	4,768
	Connecticut Water Service Inc.			140,313	4,066
	Genie Energy Ltd. Class B			257,359	2,000

					926,445

Total Common Stocks (Cost $24,155,727)					25,283,070

		Coupon

Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
2,3	Vanguard Market Liquidity Fund	0.148%		601,929,002	601,929

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.100%	7/11/12	6,000	6,000
4,5	Federal Home Loan Bank Discount Notes	0.120%	7/27/12	3,100	3,100
4,6	Freddie Mac Discount Notes	0.120%	7/23/12	5,000	4,999

					14,099

Total Temporary Cash Investments (Cost $616,028)					616,028

28

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2012

Total Investments (101.7%) (Cost $24,771,755)	25,899,098
Other Assets and Liabilities—Net (-1.7%)[3]	(430,905)
Net Assets (100%)	25,468,193

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $415,906,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $433,674,000 of collateral received for securities on loan.
4 Securities with a value of $14,099,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.5%)
*	Penn National Gaming Inc.	732,883	32,679
	GNC Holdings Inc. Class A	784,197	30,741
*	Big Lots Inc.	741,434	30,243
*	Carter's Inc.	565,689	29,755
	Chico's FAS Inc.	1,895,135	28,124
*	Ascena Retail Group Inc.	1,471,884	27,406
	Sotheby's	762,935	25,452
*	Madison Square Garden Co. Class A	668,015	25,010
*	Coinstar Inc.	349,738	24,013
	Aaron's Inc.	816,314	23,110
*	Bally Technologies Inc.	492,682	22,989
	Brunswick Corp.	1,008,042	22,399
	Pool Corp.	538,212	21,776
	Dillard's Inc. Class A	339,577	21,624
*	Life Time Fitness Inc.	456,411	21,228
*	AMC Networks Inc. Class A	593,317	21,092
	Vail Resorts Inc.	406,937	20,379
*	Hanesbrands Inc.	716,663	19,873
*	Warnaco Group Inc.	457,541	19,482
	Domino's Pizza Inc.	620,305	19,174
*	Cheesecake Factory Inc.	594,401	18,997
	DSW Inc. Class A	344,141	18,721
*,^	Tesla Motors Inc.	591,133	18,497
	HSN Inc.	457,998	18,480
*	Tenneco Inc.	683,209	18,324
	Pier 1 Imports Inc.	1,115,117	18,321
*	Buffalo Wild Wings Inc.	207,723	17,997
*	Hibbett Sports Inc.	299,119	17,262
*	Crocs Inc.	1,015,364	16,398
	Morningstar Inc.	283,378	16,391
*	Vitamin Shoppe Inc.	297,272	16,329
*	Aeropostale Inc.	912,653	16,273
*	Express Inc.	854,149	15,520
*	ANN Inc.	591,910	15,088
*	Gaylord Entertainment Co.	384,152	14,813
	Thor Industries Inc.	526,872	14,442
*	Steven Madden Ltd.	447,692	14,214
	Dana Holding Corp.	1,083,710	13,882
*	Jos A Bank Clothiers Inc.	314,562	13,356
	Texas Roadhouse Inc. Class A	704,795	12,989
*,^	ITT Educational Services Inc.	209,849	12,748
^	Buckle Inc.	321,674	12,729
*	Select Comfort Corp.	606,180	12,681
	Six Flags Entertainment Corp.	232,320	12,587
*	WMS Industries Inc.	625,175	12,472
*	Fifth & Pacific Cos. Inc.	1,141,249	12,246
*	Lions Gate Entertainment Corp.	810,491	11,947
*	Shutterfly Inc.	374,425	11,491
	Monro Muffler Brake Inc.	331,489	11,019
	Arbitron Inc.	308,668	10,803
*	BJ's Restaurants Inc.	284,016	10,793
*	Francesca's Holdings Corp.	394,475	10,655
*	Zumiez Inc.	263,893	10,450
*	Papa John's International Inc.	219,212	10,428
	Matthews International Corp. Class A	320,611	10,417
*	Lumber Liquidators Holdings Inc.	269,270	9,099
*	Peet's Coffee & Tea Inc.	148,498	8,916
*	Grand Canyon Education Inc.	425,617	8,912
^	Sturm Ruger & Co. Inc.	216,145	8,678
*	Shuffle Master Inc.	617,417	8,520
	Interval Leisure Group Inc.	443,179	8,425

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Dorman Products Inc.	326,437	8,190
*,^	HomeAway Inc.	370,527	8,055
	True Religion Apparel Inc.	273,615	7,929
*	DineEquity Inc.	173,399	7,741
	CEC Entertainment Inc.	205,279	7,466
*	Live Nation Entertainment Inc.	803,365	7,375
^	Strayer Education Inc.	66,597	7,260
*,^	K12 Inc.	308,600	7,190
*	Knology Inc.	362,008	7,121
*	Ascent Capital Group Inc. Class A	137,293	7,105
*,^	Pandora Media Inc.	652,585	7,094
*	Children's Place Retail Stores Inc.	140,415	6,997
*	Office Depot Inc.	3,170,671	6,849
*	Pinnacle Entertainment Inc.	702,283	6,756
*	iRobot Corp.	293,484	6,501
*	American Public Education Inc.	201,693	6,454
*	AFC Enterprises Inc.	275,489	6,375
*	Sonic Corp.	616,019	6,172
*	LeapFrog Enterprises Inc.	593,735	6,092
*	Smith & Wesson Holding Corp.	732,301	6,085
*	Meritage Homes Corp.	166,465	5,650
*	American Axle & Manufacturing Holdings Inc.	522,748	5,484
*	Scientific Games Corp. Class A	624,344	5,338
*	Maidenform Brands Inc.	265,626	5,291
*	Arctic Cat Inc.	142,828	5,222
*	Collective Brands Inc.	239,385	5,128
*	Capella Education Co.	147,165	5,115
*	Asbury Automotive Group Inc.	208,628	4,942
*	Denny's Corp.	1,087,844	4,830
*,^	Vera Bradley Inc.	228,584	4,819
*	Saks Inc.	442,191	4,709
*,^	Blue Nile Inc.	156,851	4,660
	Choice Hotels International Inc.	114,814	4,585
*	rue21 inc	179,751	4,537
*,^	Bridgepoint Education Inc.	203,098	4,428
*	Krispy Kreme Doughnuts Inc.	614,519	3,927
	Blyth Inc.	111,437	3,851
	Penske Automotive Group Inc.	178,372	3,789
*	America's Car-Mart Inc.	97,329	3,781
*	Conn's Inc.	252,687	3,740
*	Amerigon Inc.	325,462	3,740
*	Bravo Brio Restaurant Group Inc.	208,710	3,721
*	Valassis Communications Inc.	168,632	3,668
*,^	Barnes & Noble Inc.	220,591	3,631
	Oxford Industries Inc.	79,106	3,536
*	Winnebago Industries Inc.	329,582	3,358
	Ameristar Casinos Inc.	185,323	3,293
*	Hovnanian Enterprises Inc. Class A	1,132,695	3,285
*	Libbey Inc.	212,724	3,270
*	Wet Seal Inc. Class A	971,158	3,069
	Pep Boys-Manny Moe & Jack	298,260	2,953
*	G-III Apparel Group Ltd.	123,163	2,918
	Lithia Motors Inc. Class A	125,346	2,889
	Hot Topic Inc.	294,213	2,851
*	Fuel Systems Solutions Inc.	169,209	2,824
	Clear Channel Outdoor Holdings Inc. Class A	439,855	2,648
*	Citi Trends Inc.	168,988	2,609
	bebe stores inc	427,431	2,509
*,^	Skullcandy Inc.	169,435	2,397
*	Red Robin Gourmet Burgers Inc.	78,378	2,391
*,^	Zagg Inc.	217,083	2,368
	Haverty Furniture Cos. Inc.	210,616	2,353
*	Mattress Firm Holding Corp.	76,088	2,306
*	Boyd Gaming Corp.	316,153	2,276

31

Vanguard® Small-Cap Growth Index Fund Schedule of Investments June 30, 2012

			Market
			Value
		Shares	($000)
*	Drew Industries Inc.	78,482	2,186
*	Kirkland's Inc.	186,364	2,097
*	Biglari Holdings Inc.	5,368	2,074
*	Stoneridge Inc.	280,675	1,911
*	M/I Homes Inc.	106,190	1,839
*	Cumulus Media Inc. Class A	577,566	1,738
	Universal Technical Institute Inc.	125,750	1,699
*	Gordmans Stores Inc.	98,420	1,624
*	Body Central Corp.	171,423	1,543
*	Teavana Holdings Inc.	107,782	1,458
*	Beazer Homes USA Inc.	431,964	1,404
*	Vitacost.com Inc.	222,776	1,314
*,^	Overstock.com Inc.	184,245	1,273
*	ReachLocal Inc.	99,637	1,096
*	New York & Co. Inc.	280,123	975
*	Talbots Inc.	358,813	904
*	Orbitz Worldwide Inc.	234,759	857
*	Sealy Corp.	456,570	845
*	Steinway Musical Instruments Inc.	31,816	779
*	Isle of Capri Casinos Inc.	121,189	748
*	Kenneth Cole Productions Inc. Class A	38,047	573
	Martha Stewart Living Omnimedia Class A	161,583	549
*	K-Swiss Inc. Class A	109,080	336
*	Tower International Inc.	27,184	285
*	Furniture Brands International Inc.	197,722	245
*	Coldwater Creek Inc.	447,007	244
	PF Chang's China Bistro Inc.	600	31
	Cost Plus Inc.	900	20
			1,375,002
Consumer Staples (3.7%)
*	Dean Foods Co.	2,084,924	35,506
*	United Natural Foods Inc.	551,038	30,230
	Nu Skin Enterprises Inc. Class A	642,588	30,137
	Casey's General Stores Inc.	430,172	25,376
*	TreeHouse Foods Inc.	406,063	25,294
*	Hain Celestial Group Inc.	426,110	23,453
*	Fresh Market Inc.	434,593	23,307
*	Darling International Inc.	1,325,576	21,859
	PriceSmart Inc.	219,741	14,835
*,^	Boston Beer Co. Inc. Class A	99,074	11,988
*	Elizabeth Arden Inc.	297,942	11,563
*	Rite Aid Corp.	7,615,720	10,662
	J&J Snack Foods Corp.	169,951	10,044
	Sanderson Farms Inc.	213,838	9,798
*	Smart Balance Inc.	666,174	6,255
*,^	Star Scientific Inc.	1,221,302	5,569
*	Prestige Brands Holdings Inc.	285,106	4,508
*	USANA Health Sciences Inc.	84,555	3,477
	Calavo Growers Inc.	133,617	3,418
	Inter Parfums Inc.	189,870	3,279
*	Medifast Inc.	148,343	2,920
	Coca-Cola Bottling Co. Consolidated	36,736	2,361
*	Chefs' Warehouse Inc.	129,759	2,342
*	Schiff Nutrition International Inc.	122,068	2,191
	Nature's Sunshine Products Inc.	140,836	2,127
*	Revlon Inc. Class A	138,219	1,967
*	National Beverage Corp.	130,805	1,954
*	Susser Holdings Corp.	45,257	1,682
			328,102
Energy (6.3%)
*	Oil States International Inc.	583,607	38,635
*	Dril-Quip Inc.	386,662	25,361
*	Cheniere Energy Inc.	1,702,191	25,090
*	Atwood Oceanics Inc.	663,023	25,089

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Kodiak Oil & Gas Corp.	2,973,181	24,410
*	Rosetta Resources Inc.	602,020	22,058
	Berry Petroleum Co. Class A	530,533	21,041
	Lufkin Industries Inc.	375,219	20,382
*	Oasis Petroleum Inc.	838,560	20,276
^	CARBO Ceramics Inc.	235,110	18,040
	Tidewater Inc.	375,929	17,428
*	Gran Tierra Energy Inc.	3,149,840	15,466
	World Fuel Services Corp.	402,097	15,292
	Energy XXI Bermuda Ltd.	484,252	15,152
*	Hornbeck Offshore Services Inc.	375,974	14,580
*	SemGroup Corp. Class A	425,172	13,576
*,^	Clean Energy Fuels Corp.	772,928	11,980
*	Gulfport Energy Corp.	534,355	11,024
*	Northern Oil and Gas Inc.	681,644	10,865
*	Carrizo Oil & Gas Inc.	423,228	9,950
*,^	McMoRan Exploration Co.	770,384	9,761
*	Gulfmark Offshore Inc.	270,782	9,217
*	Contango Oil & Gas Co.	147,433	8,728
*	GeoResources Inc.	231,336	8,469
*	PDC Energy Inc.	340,591	8,351
*	Approach Resources Inc.	293,377	7,493
*	Magnum Hunter Resources Corp.	1,786,160	7,466
*,^	Halcon Resources Corp.	731,372	6,904
*	OYO Geospace Corp.	68,394	6,155
	Enbridge Energy Management LLC	187,024	5,979
*	Bill Barrett Corp.	270,421	5,792
^	RPC Inc.	483,189	5,745
*	Rex Energy Corp.	497,637	5,579
*	Resolute Energy Corp.	551,526	5,278
*,^	Heckmann Corp.	1,554,241	5,253
*	Rentech Inc.	2,542,500	5,238
	Targa Resources Corp.	117,195	5,004
*,^	Solazyme Inc.	337,621	4,693
*	ION Geophysical Corp.	703,520	4,636
*	Tesco Corp.	366,645	4,400
*,^	C&J Energy Services Inc.	234,634	4,341
*	Goodrich Petroleum Corp.	308,398	4,274
*	Cloud Peak Energy Inc.	240,558	4,068
*	Venoco Inc.	347,405	3,478
*	CVR Energy Inc.	127,442	3,387
*	FX Energy Inc.	566,766	3,372
*	Clayton Williams Energy Inc.	68,575	3,318
*	Matrix Service Co.	290,043	3,292
*	Abraxas Petroleum Corp.	935,916	2,986
*	Sanchez Energy Corp.	136,440	2,838
*,^	BPZ Resources Inc.	1,046,031	2,647
	Crosstex Energy Inc.	140,094	1,961
*,^	Uranium Energy Corp.	811,983	1,859
	Apco Oil and Gas International Inc.	102,974	1,859
*,^	ATP Oil & Gas Corp.	524,120	1,772
*,^	KiOR Inc.	192,962	1,727
*,^	Amyris Inc.	349,970	1,550
*	RigNet Inc.	78,671	1,368
*	Triangle Petroleum Corp.	244,776	1,366
*	TransAtlantic Petroleum Ltd.	1,243,135	1,343
*,^	Patriot Coal Corp.	1,050,881	1,282
*,^	Hyperdynamics Corp.	1,226,330	1,028
*,^	James River Coal Co.	362,860	983
*,^	Gevo Inc.	189,693	943
*	ZaZa Energy Corp.	186,244	842
*	Gastar Exploration Ltd.	427,997	826
*	Oilsands Quest Inc.	1,760,292	75

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
			564,621
Financials (5.9%)
	Extra Space Storage Inc.	1,095,636	33,526
*	Signature Bank	521,839	31,817
*	Ocwen Financial Corp.	1,174,530	22,058
	Tanger Factory Outlet Centers	666,884	21,374
	DuPont Fabros Technology Inc.	712,147	20,339
	Equity Lifestyle Properties Inc.	288,293	19,884
*	Forest City Enterprises Inc. Class A	1,357,611	19,821
*	Texas Capital Bancshares Inc.	426,953	17,245
	Apartment Investment & Management Co. Class A	570,408	15,418
	Pebblebrook Hotel Trust	641,031	14,942
	PS Business Parks Inc.	218,185	14,776
	Post Properties Inc.	300,862	14,727
*	Altisource Portfolio Solutions SA	185,206	13,563
*	First Cash Financial Services Inc.	316,508	12,714
	Webster Financial Corp.	547,049	11,849
	CapitalSource Inc.	1,716,783	11,537
	MarketAxess Holdings Inc.	407,049	10,844
*	SVB Financial Group	172,703	10,141
*	TFS Financial Corp.	1,047,459	10,003
	Alexander's Inc.	23,087	9,953
*	Credit Acceptance Corp.	115,895	9,785
*	Financial Engines Inc.	442,021	9,481
	American Assets Trust Inc.	377,454	9,153
*	St. Joe Co.	508,242	8,035
*	Ezcorp Inc. Class A	330,892	7,763
*	Investors Bancorp Inc.	504,049	7,606
	Coresite Realty Corp.	234,533	6,056
	Education Realty Trust Inc.	518,823	5,749
*	Green Dot Corp. Class A	256,012	5,663
*	Greenlight Capital Re Ltd. Class A	222,491	5,656
	KBW Inc.	343,446	5,650
*	Virtus Investment Partners Inc.	69,684	5,644
	Duff & Phelps Corp. Class A	373,036	5,409
*,^	Zillow Inc. Class A	136,109	5,258
*	World Acceptance Corp.	79,886	5,257
*	HFF Inc. Class A	374,326	5,218
*	Tejon Ranch Co.	180,724	5,172
*	WisdomTree Investments Inc.	695,030	4,566
*	DFC Global Corp.	236,963	4,367
	Hudson Pacific Properties Inc.	250,446	4,360
*	Citizens Inc.	441,807	4,308
	Epoch Holding Corp.	183,831	4,188
*	Strategic Hotels & Resorts Inc.	637,677	4,119
*	First Industrial Realty Trust Inc.	324,914	4,100
*	FelCor Lodging Trust Inc.	867,979	4,080
*	ICG Group Inc.	422,515	3,908
*	Safeguard Scientifics Inc.	233,812	3,619
*	Netspend Holdings Inc.	386,858	3,555
*	Beneficial Mutual Bancorp Inc.	408,183	3,523
*	eHealth Inc.	214,863	3,461
	Evercore Partners Inc. Class A	146,405	3,424
*	INTL. FCStone Inc.	160,956	3,115
*	MGIC Investment Corp.	1,079,382	3,109
	Cousins Properties Inc.	369,925	2,867
	Cardinal Financial Corp.	203,857	2,503
*	Ladenburg Thalmann Financial Services Inc.	1,241,723	1,912
	First Connecticut Bancorp Inc.	131,368	1,773
*	iStar Financial Inc.	274,337	1,769
*	Hilltop Holdings Inc.	167,718	1,729
*	NewStar Financial Inc.	97,834	1,268
	GAMCO Investors Inc.	24,420	1,084

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	First Marblehead Corp.	746,611	874
*	Doral Financial Corp.	507,868	762
			527,429
Health Care (21.4%)
*	BioMarin Pharmaceutical Inc.	1,380,846	54,654
*	Onyx Pharmaceuticals Inc.	724,137	48,119
*	Catalyst Health Solutions Inc.	482,883	45,121
	Cooper Cos. Inc.	535,277	42,694
*,^	Questcor Pharmaceuticals Inc.	718,810	38,269
*	MEDNAX Inc.	554,911	38,034
*	Salix Pharmaceuticals Ltd.	671,597	36,562
*	AMERIGROUP Corp.	543,837	35,844
*	Medivation Inc.	386,676	35,342
*	Pharmacyclics Inc.	622,116	33,974
*	Cepheid Inc.	736,610	32,963
*	HMS Holdings Corp.	967,276	32,220
*	athenahealth Inc.	400,773	31,729
*	Vivus Inc.	1,107,333	31,603
*	Ariad Pharmaceuticals Inc.	1,796,136	30,911
*	Incyte Corp. Ltd.	1,295,224	29,402
	Techne Corp.	395,856	29,372
*,^	Seattle Genetics Inc.	1,117,796	28,381
*	Sirona Dental Systems Inc.	629,821	28,348
*	Cubist Pharmaceuticals Inc.	711,423	26,970
*	United Therapeutics Corp.	545,455	26,935
*	WellCare Health Plans Inc.	484,337	25,670
*	HealthSouth Corp.	1,070,023	24,889
*	Tenet Healthcare Corp.	4,633,531	24,280
*	Align Technology Inc.	717,674	24,013
*	Myriad Genetics Inc.	952,588	22,643
*	Thoratec Corp.	660,445	22,178
*,^	Arena Pharmaceuticals Inc.	2,209,455	22,050
*	Haemonetics Corp.	284,184	21,061
*	VCA Antech Inc.	930,924	20,462
*	Brookdale Senior Living Inc. Class A	1,095,231	19,429
	West Pharmaceutical Services Inc.	381,773	19,276
*	PAREXEL International Corp.	672,533	18,986
*	Centene Corp.	575,503	17,357
*	Theravance Inc.	778,909	17,307
*	Jazz Pharmaceuticals plc	381,441	17,169
*	Volcano Corp.	597,791	17,127
*	Alkermes plc	908,079	15,410
*	Auxilium Pharmaceuticals Inc.	546,040	14,683
*	Impax Laboratories Inc.	717,316	14,540
*	Medicines Co.	614,176	14,089
*	MWI Veterinary Supply Inc.	136,575	14,036
*	Masimo Corp.	625,570	14,000
*	Cyberonics Inc.	311,268	13,988
*	Bruker Corp.	1,031,100	13,724
	Chemed Corp.	216,435	13,081
	Quality Systems Inc.	466,676	12,838
*	Air Methods Corp.	128,254	12,601
*	ViroPharma Inc.	519,601	12,315
*	NuVasive Inc.	482,128	12,227
*	PSS World Medical Inc.	579,572	12,165
*	Akorn Inc.	750,296	11,832
*	Charles River Laboratories International Inc.	359,199	11,767
*	Ironwood Pharmaceuticals Inc. Class A	849,809	11,710
*	Neogen Corp.	252,684	11,674
*	Insulet Corp.	537,781	11,492
*	HeartWare International Inc.	127,645	11,335
*	Team Health Holdings Inc.	447,850	10,789
*	Acorda Therapeutics Inc.	448,777	10,573
*	Luminex Corp.	425,227	10,414

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Spectrum Pharmaceuticals Inc.	648,882	10,097
*	DexCom Inc.	764,373	9,906
*	Immunogen Inc.	563,905	9,462
*	NxStage Medical Inc.	561,533	9,411
*	Halozyme Therapeutics Inc.	1,061,620	9,406
*	Exelixis Inc.	1,677,539	9,277
*	ArthroCare Corp.	311,924	9,133
*	Abaxis Inc.	245,145	9,070
*	ABIOMED Inc.	396,704	9,053
*,^	MAKO Surgical Corp.	353,179	9,045
*	Medidata Solutions Inc.	266,160	8,695
*	Endologix Inc.	558,028	8,616
*	Orthofix International NV	208,168	8,587
*	Integra LifeSciences Holdings Corp.	227,862	8,472
*	IPC The Hospitalist Co. Inc.	186,855	8,468
*	NPS Pharmaceuticals Inc.	973,321	8,380
*,^	Dendreon Corp.	1,129,978	8,362
*	Isis Pharmaceuticals Inc.	696,046	8,353
*	Dynavax Technologies Corp.	1,869,672	8,077
*,^	Optimer Pharmaceuticals Inc.	500,867	7,773
	Hill-Rom Holdings Inc.	244,986	7,558
*,^	Opko Health Inc.	1,640,406	7,546
*	ICU Medical Inc.	141,181	7,536
*	Rigel Pharmaceuticals Inc.	805,234	7,489
*	Bio-Reference Labs Inc.	284,370	7,473
	Cantel Medical Corp.	258,622	7,047
*	Exact Sciences Corp.	633,357	6,790
*	Nektar Therapeutics	840,653	6,784
	Computer Programs & Systems Inc.	117,750	6,738
*	Momenta Pharmaceuticals Inc.	493,184	6,668
*	Conceptus Inc.	335,054	6,641
*	Merit Medical Systems Inc.	450,978	6,228
*	Genomic Health Inc.	183,420	6,126
*	OraSure Technologies Inc.	533,817	6,000
*	Neurocrine Biosciences Inc.	748,680	5,922
*	InterMune Inc.	480,072	5,737
*	HealthStream Inc.	220,549	5,734
*	Wright Medical Group Inc.	259,965	5,550
*	Quidel Corp.	337,857	5,298
*	Accuray Inc.	761,994	5,212
*	Idenix Pharmaceuticals Inc.	504,128	5,192
*	Sequenom Inc.	1,268,270	5,149
*	Emeritus Corp.	300,530	5,058
*	Affymax Inc.	383,208	4,936
*,^	Accretive Health Inc.	443,493	4,861
*,^	Sunrise Senior Living Inc.	650,731	4,744
*	Curis Inc.	870,406	4,700
*	ExamWorks Group Inc.	346,423	4,583
*,^	ZIOPHARM Oncology Inc.	749,504	4,460
*	AVEO Pharmaceuticals Inc.	366,247	4,454
	eResearchTechnology Inc.	556,625	4,447
*	Acadia Healthcare Co. Inc.	251,418	4,410
*	Emergent Biosolutions Inc.	284,188	4,305
*	Protalix BioTherapeutics Inc.	717,723	4,113
*	Alnylam Pharmaceuticals Inc.	334,654	3,905
*	Arqule Inc.	655,558	3,887
*	MAP Pharmaceuticals Inc.	258,598	3,874
*,^	Antares Pharma Inc.	1,051,030	3,826
*	Hi-Tech Pharmacal Co. Inc.	117,405	3,804
*	Synageva BioPharma Corp.	93,378	3,787
*	Metropolitan Health Networks Inc.	394,859	3,779
*	Corvel Corp.	77,055	3,776
	Atrion Corp.	18,241	3,739
*	Sciclone Pharmaceuticals Inc.	526,404	3,690

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	BioScrip Inc.	487,709	3,624
*,^	Navidea Biopharmaceuticals Inc.	967,605	3,599
*	Lexicon Pharmaceuticals Inc.	1,587,628	3,572
*	Omnicell Inc.	243,549	3,566
*	Depomed Inc.	625,014	3,556
*	Progenics Pharmaceuticals Inc.	361,828	3,539
*	Tornier NV	155,007	3,475
*	AVANIR Pharmaceuticals Inc.	877,546	3,440
*	Ligand Pharmaceuticals Inc. Class B	200,108	3,390
*	Threshold Pharmaceuticals Inc.	453,760	3,358
*	Obagi Medical Products Inc.	209,744	3,203
*	Achillion Pharmaceuticals Inc.	511,449	3,171
*	Staar Surgical Co.	407,243	3,164
*	Sangamo Biosciences Inc.	562,943	3,107
*	Raptor Pharmaceutical Corp.	538,962	3,013
*	Greatbatch Inc.	132,529	3,010
*,^	MannKind Corp.	1,286,609	2,946
*	Aegerion Pharmaceuticals Inc.	197,203	2,926
*	Immunomedics Inc.	809,110	2,888
*	Clovis Oncology Inc.	132,985	2,883
*,^	Unilife Corp.	829,449	2,804
*	Molina Healthcare Inc.	117,596	2,759
*	Fluidigm Corp.	183,100	2,754
*	PROLOR Biotech Inc.	518,557	2,588
*	AMAG Pharmaceuticals Inc.	167,793	2,584
*	Endocyte Inc.	303,052	2,491
*	Dyax Corp.	1,113,127	2,371
*	Cadence Pharmaceuticals Inc.	653,799	2,334
	Young Innovations Inc.	67,416	2,325
*	RTI Biologics Inc.	595,239	2,238
*	Orexigen Therapeutics Inc.	394,910	2,188
	Landauer Inc.	37,278	2,137
*	SurModics Inc.	122,008	2,111
*,^	Osiris Therapeutics Inc.	185,638	2,036
*	Sagent Pharmaceuticals Inc.	110,268	1,994
*	Merge Healthcare Inc.	665,951	1,905
*	Pozen Inc.	303,511	1,894
*	Novavax Inc.	1,170,355	1,826
*	Affymetrix Inc.	356,944	1,674
*	Corcept Therapeutics Inc.	370,374	1,663
*	Epocrates Inc.	203,694	1,634
*	Allos Therapeutics Inc.	897,522	1,607
*	LHC Group Inc.	90,396	1,533
*	Trius Therapeutics Inc.	252,004	1,452
*,^	Biotime Inc.	312,650	1,438
*	Targacept Inc.	320,863	1,380
*	Natus Medical Inc.	116,264	1,351
*,^	Cell Therapeutics Inc.	2,295,905	1,332
*	Geron Corp.	743,408	1,279
*	SIGA Technologies Inc.	436,207	1,252
*	XenoPort Inc.	201,519	1,217
*,^	Ampio Pharmaceuticals Inc.	228,789	1,162
*	Pacific Biosciences of California Inc.	464,998	1,009
*	Pain Therapeutics Inc.	202,288	949
*	Codexis Inc.	243,951	912
*	AMN Healthcare Services Inc.	152,132	902
*	Gentiva Health Services Inc.	109,651	760
*	Palomar Medical Technologies Inc.	73,585	625
*,^	Savient Pharmaceuticals Inc.	808,404	437
*	Metabolix Inc.	225,652	417
*	Alimera Sciences Inc.	124,498	372
*,^	Complete Genomics Inc.	168,796	314
*	BioMimetic Therapeutics Inc.	118,961	313

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,907,705
Industrials (17.9%)
	Wabtec Corp.	542,797	42,344
	Lincoln Electric Holdings Inc.	899,312	39,381
*	Fortune Brands Home & Security Inc.	1,605,747	35,760
	Corrections Corp. of America	1,124,961	33,130
	Nordson Corp.	621,587	31,881
	Triumph Group Inc.	563,149	31,688
	Graco Inc.	676,399	31,168
*	United Rentals Inc.	899,268	30,611
*	Clean Harbors Inc.	539,768	30,454
*	Hexcel Corp.	1,123,270	28,969
	Woodward Inc.	702,187	27,694
	Landstar System Inc.	528,101	27,313
*	Kirby Corp.	568,090	26,746
*	Dollar Thrifty Automotive Group Inc.	318,113	25,754
	Toro Co.	339,817	24,905
*	Genesee & Wyoming Inc. Class A	455,276	24,057
*	Chart Industries Inc.	335,015	23,036
	Con-way Inc.	630,497	22,767
*,^	Polypore International Inc.	525,513	21,225
*	Old Dominion Freight Line Inc.	486,989	21,082
*	Middleby Corp.	211,274	21,045
*	Shaw Group Inc.	736,418	20,112
	Actuant Corp. Class A	731,665	19,872
*	Advisory Board Co.	376,843	18,688
*	Tetra Tech Inc.	713,596	18,611
*	Moog Inc. Class A	442,470	18,296
*	Acacia Research Corp.	485,081	18,064
*	Avis Budget Group Inc.	1,187,152	18,045
	CLARCOR Inc.	369,239	17,783
*	Portfolio Recovery Associates Inc.	193,857	17,691
*	Colfax Corp.	629,050	17,343
	UTi Worldwide Inc.	1,161,815	16,974
	Rollins Inc.	746,973	16,710
	Manitowoc Co. Inc.	1,416,060	16,568
	Valmont Industries Inc.	134,759	16,302
*	Air Lease Corp.	838,190	16,253
*	Teledyne Technologies Inc.	258,000	15,906
	Applied Industrial Technologies Inc.	427,254	15,744
	Corporate Executive Board Co.	376,575	15,394
*	Hub Group Inc. Class A	419,198	15,175
	Kennametal Inc.	450,697	14,941
	Healthcare Services Group Inc.	718,060	13,916
	Watsco Inc.	187,478	13,836
	Raven Industries Inc.	194,407	13,529
*	FTI Consulting Inc.	470,185	13,518
*	Beacon Roofing Supply Inc.	524,451	13,227
	Armstrong World Industries Inc.	264,229	12,989
	Barnes Group Inc.	523,573	12,718
	Herman Miller Inc.	658,797	12,201
	Acuity Brands Inc.	238,023	12,118
*	Allegiant Travel Co. Class A	172,533	12,022
*	RBC Bearings Inc.	249,566	11,804
	Franklin Electric Co. Inc.	224,353	11,471
	Titan International Inc.	453,350	11,121
	HEICO Corp.	275,494	10,888
	UniFirst Corp.	169,661	10,816
*	MasTec Inc.	717,734	10,795
	Knight Transportation Inc.	674,305	10,782
	Forward Air Corp.	324,249	10,464
*	II-VI Inc.	603,501	10,060
*	Spirit Airlines Inc.	497,379	9,679

38

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Robbins & Myers Inc.	231,346	9,675
	Lindsay Corp.	143,600	9,320
*	Swift Transportation Co.	971,392	9,180
*	Seaboard Corp.	4,111	8,769
	Cubic Corp.	181,391	8,721
*	EnPro Industries Inc.	232,633	8,693
*	Orbital Sciences Corp.	666,235	8,608
*	ACCO Brands Corp.	822,136	8,501
	Heartland Express Inc.	586,406	8,391
*	Huron Consulting Group Inc.	254,985	8,070
*	Trimas Corp.	399,007	8,020
*	Exponent Inc.	150,652	7,959
*	KAR Auction Services Inc.	462,166	7,945
*	USG Corp.	416,750	7,939
*	Blount International Inc.	523,666	7,672
	Tennant Co.	191,745	7,660
	HEICO Corp. Class A	229,211	7,394
	Knoll Inc.	541,528	7,267
*	Sykes Enterprises Inc.	448,081	7,151
*	Astec Industries Inc.	218,274	6,697
	Insperity Inc.	247,371	6,691
*	On Assignment Inc.	416,747	6,651
*	Team Inc.	211,393	6,591
*	DigitalGlobe Inc.	418,916	6,351
*	Mobile Mini Inc.	437,681	6,303
*	Titan Machinery Inc.	199,745	6,066
	Resources Connection Inc.	487,615	5,998
	American Science & Engineering Inc.	100,717	5,685
	Sun Hydraulics Corp.	231,738	5,629
*	RailAmerica Inc.	228,256	5,524
*	InnerWorkings Inc.	394,583	5,339
*	Meritor Inc.	1,014,743	5,297
*	Aerovironment Inc.	199,577	5,251
*	Aegion Corp. Class A	288,709	5,165
*	Mistras Group Inc.	189,140	4,971
	Gorman-Rupp Co.	166,153	4,951
*	Interface Inc. Class A	354,243	4,828
	Sauer-Danfoss Inc.	136,952	4,784
*	DXP Enterprises Inc.	111,564	4,629
*	Kforce Inc.	342,508	4,610
	Simpson Manufacturing Co. Inc.	152,927	4,513
*	Trex Co. Inc.	149,973	4,513
*	Federal Signal Corp.	701,651	4,098
	Global Power Equipment Group Inc.	184,767	4,035
	Celadon Group Inc.	244,095	3,998
	Amerco Inc.	44,293	3,985
*	Powell Industries Inc.	106,325	3,972
*	MYR Group Inc.	230,621	3,934
*	Korn/Ferry International	269,448	3,867
^	National Presto Industries Inc.	54,341	3,791
*	Standard Parking Corp.	175,979	3,787
*	Rush Enterprises Inc. Class A	217,225	3,552
*	TrueBlue Inc.	224,954	3,482
*	GenCorp Inc.	530,724	3,455
*,^	Zipcar Inc.	288,186	3,380
*	Taser International Inc.	628,416	3,293
*	H&E Equipment Services Inc.	218,717	3,287
*,^	Capstone Turbine Corp.	3,113,313	3,144
*	Thermon Group Holdings Inc.	151,797	3,144
	AZZ Inc.	49,780	3,050
*	XPO Logistics Inc.	175,439	2,947
	Kaman Corp.	93,529	2,894
*	Echo Global Logistics Inc.	149,841	2,856
*	RPX Corp.	193,519	2,777

39

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Roadrunner Transportation Systems Inc.	156,279	2,640
*	Astronics Corp.	93,171	2,631
	Dynamic Materials Corp.	151,057	2,618
*	Encore Capital Group Inc.	87,260	2,585
	AAON Inc.	135,387	2,552
*	Dycom Industries Inc.	132,776	2,471
	NACCO Industries Inc. Class A	20,189	2,347
*	Commercial Vehicle Group Inc.	269,999	2,327
*,^	American Superconductor Corp.	465,315	2,187
*	Furmanite Corp.	419,706	2,040
*	KEYW Holding Corp.	177,590	1,783
*	Wabash National Corp.	269,243	1,782
*	EnerNOC Inc.	245,855	1,780
*	Accuride Corp.	294,186	1,765
*	American Railcar Industries Inc.	54,328	1,472
*	PMFG Inc.	183,520	1,433
*	Pendrell Corp.	1,167,132	1,307
*	Rush Enterprises Inc. Class B	92,222	1,238
*	Orion Marine Group Inc.	153,365	1,067
	Preformed Line Products Co.	17,362	1,005
*	CAI International Inc.	45,829	911
	Vicor Corp.	118,892	825
*	American Reprographics Co.	155,595	783
*	Dolan Co.	114,971	774
*	Pacer International Inc.	138,418	750
*	American Woodmark Corp.	39,790	680
*	Hill International Inc.	198,093	634
*	Patriot Transportation Holding Inc.	23,958	564
*	EnergySolutions Inc.	316,681	535
*	Genco Shipping & Trading Ltd.	130,055	397
			1,590,019
Information Technology (22.7%)
*	Ariba Inc.	1,124,635	50,339
*	Concur Technologies Inc.	523,767	35,669
*	Cadence Design Systems Inc.	3,096,339	34,029
	Jack Henry & Associates Inc.	931,645	32,160
*	Teradyne Inc.	2,107,238	29,628
	National Instruments Corp.	1,091,082	29,306
*	JDS Uniphase Corp.	2,642,925	29,072
	MercadoLibre Inc.	374,167	28,362
*	Parametric Technology Corp.	1,346,082	28,214
*	SolarWinds Inc.	613,986	26,745
*	Wright Express Corp.	415,397	25,638
*	NeuStar Inc. Class A	761,699	25,441
*	Ultimate Software Group Inc.	283,288	25,247
*	Aspen Technology Inc.	1,059,041	24,517
*	CoStar Group Inc.	291,172	23,643
*	CommVault Systems Inc.	474,642	23,528
*	Cirrus Logic Inc.	724,430	21,646
	ADTRAN Inc.	685,286	20,689
*	Zebra Technologies Corp.	587,681	20,193
	MAXIMUS Inc.	381,360	19,735
*	ACI Worldwide Inc.	442,808	19,577
*	Cymer Inc.	330,864	19,504
*	FEI Co.	406,681	19,456
*,^	3D Systems Corp.	558,797	19,077
*	QLIK Technologies Inc.	859,287	19,007
*	Aruba Networks Inc.	1,234,319	18,577
*	Quest Software Inc.	660,100	18,384
*	Microsemi Corp.	988,562	18,279
*	Ciena Corp.	1,114,937	18,252
*	FleetCor Technologies Inc.	516,468	18,097
*	Semtech Corp.	735,660	17,891
*	ViaSat Inc.	459,984	17,374

40

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Fair Isaac Corp.	407,224	17,217
*	Silicon Laboratories Inc.	453,488	17,187
*,^	Universal Display Corp.	469,433	16,871
	Anixter International Inc.	317,587	16,848
*	Sourcefire Inc.	325,723	16,742
*	Hittite Microwave Corp.	319,906	16,354
	Plantronics Inc.	485,828	16,227
*	IPG Photonics Corp.	370,927	16,169
*,^	VirnetX Holding Corp.	456,668	16,098
*	Cavium Inc.	558,450	15,637
*	Finisar Corp.	1,026,525	15,357
*	QLogic Corp.	1,115,220	15,267
*	Veeco Instruments Inc.	438,222	15,057
*	NetSuite Inc.	274,815	15,052
*	NETGEAR Inc.	427,328	14,747
*	Comverse Technology Inc.	2,474,607	14,402
*	Cardtronics Inc.	473,013	14,290
*	JDA Software Group Inc.	480,991	14,281
*	DealerTrack Holdings Inc.	474,099	14,275
*	NCR Corp.	626,233	14,234
*	ValueClick Inc.	862,560	14,137
*	OSI Systems Inc.	212,352	13,450
*	Liquidity Services Inc.	259,837	13,301
*	RF Micro Devices Inc.	3,121,912	13,268
	Heartland Payment Systems Inc.	439,686	13,226
	Blackbaud Inc.	507,915	13,038
	Sapient Corp.	1,268,062	12,769
*	MicroStrategy Inc. Class A	95,086	12,348
*	Tyler Technologies Inc.	305,276	12,318
	Power Integrations Inc.	319,644	11,923
*	Stratasys Inc.	239,628	11,874
*	WebMD Health Corp.	577,547	11,845
*	Fusion-io Inc.	560,169	11,702
*	Coherent Inc.	266,367	11,534
	Syntel Inc.	189,176	11,483
*,^	VistaPrint NV	354,615	11,454
*	TiVo Inc.	1,374,568	11,368
*	EchoStar Corp. Class A	417,257	11,024
*	Synaptics Inc.	372,404	10,662
*	Manhattan Associates Inc.	232,411	10,624
*	TriQuint Semiconductor Inc.	1,878,887	10,334
*	LivePerson Inc.	541,753	10,326
	DST Systems Inc.	187,282	10,171
*	Advent Software Inc.	374,846	10,162
*	SS&C Technologies Holdings Inc.	386,889	9,672
*	RealPage Inc.	411,125	9,522
*	Progress Software Corp.	455,500	9,506
*	ScanSource Inc.	309,884	9,495
*	Standard Microsystems Corp.	251,294	9,270
*	Ultratech Inc.	292,104	9,201
*,^	OpenTable Inc.	203,986	9,181
*	Unisys Corp.	466,481	9,120
	NIC Inc.	691,012	8,776
*	Euronet Worldwide Inc.	511,939	8,764
*	Acxiom Corp.	574,489	8,681
*,^	Ancestry.com Inc.	314,931	8,670
*	Netscout Systems Inc.	399,271	8,620
	MKS Instruments Inc.	296,746	8,585
	Ebix Inc.	418,178	8,343
*	Bankrate Inc.	452,086	8,314
*	Compuware Corp.	864,707	8,033
*	FARO Technologies Inc.	189,658	7,981
*	Websense Inc.	426,082	7,981
*	Verint Systems Inc.	263,270	7,769

41

Vanguard® Small-Cap Growth Index Fund Schedule of Investments June 30, 2012

			Market
			Value
		Shares	($000)
*	Diodes Inc.	411,072	7,716
	Cypress Semiconductor Corp.	581,958	7,693
	Cabot Microelectronics Corp.	259,335	7,575
*	Kenexa Corp.	260,599	7,565
*	Bottomline Technologies Inc.	409,536	7,392
	Loral Space & Communications Inc.	107,177	7,218
*	LogMeIn Inc.	236,022	7,203
	Cognex Corp.	225,935	7,151
*	GT Advanced Technologies Inc.	1,353,566	7,147
*	BroadSoft Inc.	245,946	7,123
*,^	RealD Inc.	461,740	6,908
*	Monolithic Power Systems Inc.	343,685	6,829
*	Monotype Imaging Holdings Inc.	407,139	6,828
*	Tangoe Inc.	308,826	6,581
*	Cornerstone OnDemand Inc.	274,001	6,524
*	Volterra Semiconductor Corp.	277,950	6,518
*	ExlService Holdings Inc.	263,952	6,504
*	Rambus Inc.	1,121,749	6,439
^	Pegasystems Inc.	191,857	6,327
*	ServiceSource International Inc.	441,499	6,115
*	Constant Contact Inc.	341,667	6,109
*	Rofin-Sinar Technologies Inc.	322,468	6,104
	Forrester Research Inc.	179,391	6,074
*	Synchronoss Technologies Inc.	326,582	6,032
*	iGATE Corp.	351,955	5,990
*	Ixia	476,425	5,727
*	comScore Inc.	344,627	5,673
	Micrel Inc.	590,091	5,624
*	Take-Two Interactive Software Inc.	591,557	5,596
*	Super Micro Computer Inc.	344,434	5,463
*	Quantum Corp.	2,644,955	5,369
*	Procera Networks Inc.	217,298	5,283
*	Entropic Communications Inc.	936,502	5,282
*	Measurement Specialties Inc.	162,099	5,270
	InterDigital Inc.	178,487	5,267
*	Blucora Inc.	423,463	5,217
*	Dice Holdings Inc.	552,321	5,186
*	Sonus Networks Inc.	2,364,906	5,085
*	Accelrys Inc.	626,234	5,066
*	Lattice Semiconductor Corp.	1,325,554	4,997
*	TNS Inc.	275,343	4,940
*	DTS Inc.	186,982	4,876
*	Interactive Intelligence Group Inc.	170,214	4,802
	OPNET	178,299	4,741
*	Ceva Inc.	265,623	4,678
*,^	Angie's List Inc.	293,460	4,648
*	Mercury Computer Systems Inc.	348,828	4,510
*	Jive Software Inc.	211,745	4,445
*	Cray Inc.	353,438	4,270
*	Infinera Corp.	603,509	4,128
*	Applied Micro Circuits Corp.	690,148	3,948
*,^	Higher One Holdings Inc.	320,496	3,916
*	PROS Holdings Inc.	229,411	3,859
*	Nanometrics Inc.	248,639	3,819
*	SciQuest Inc.	212,363	3,814
*	Demand Media Inc.	329,933	3,695
*	LTX-Credence Corp.	550,915	3,691
*	Perficient Inc.	328,030	3,684
*	Ellie Mae Inc.	201,357	3,624
*	Actuate Corp.	521,938	3,617
*	MIPS Technologies Inc. Class A	539,157	3,596
*	Stamps.com Inc.	143,899	3,550
*	Exar Corp.	430,570	3,513
*	Internap Network Services Corp.	535,412	3,486

42

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Move Inc.	378,151	3,445
*	Active Network Inc.	222,798	3,429
*	QuinStreet Inc.	356,577	3,302
*	STEC Inc.	416,341	3,247
*	Fabrinet	252,377	3,167
*	IXYS Corp.	281,911	3,149
*	Integrated Device Technology Inc.	558,208	3,137
*	Extreme Networks	895,972	3,082
	Badger Meter Inc.	81,154	3,047
*	Digi International Inc.	289,509	2,965
*	Virtusa Corp.	216,944	2,896
*	Calix Inc.	350,889	2,884
*	MoneyGram International Inc.	194,011	2,833
*	VASCO Data Security International Inc.	343,287	2,808
*	OmniVision Technologies Inc.	206,393	2,757
*	Seachange International Inc.	328,578	2,704
*	Power-One Inc.	584,299	2,641
*	Multi-Fineline Electronix Inc.	107,154	2,640
*	Oplink Communications Inc.	194,996	2,638
	Keynote Systems Inc.	176,355	2,619
*	Vocus Inc.	139,461	2,594
*	Rogers Corp.	64,321	2,548
*	InvenSense Inc.	225,333	2,546
*	Kopin Corp.	726,391	2,499
*,^	OCZ Technology Group Inc.	457,603	2,425
*	Envestnet Inc.	197,270	2,367
*	Globecomm Systems Inc.	232,746	2,360
*	Silicon Graphics International Corp.	356,629	2,290
*	Responsys Inc.	187,739	2,275
*	Limelight Networks Inc.	763,241	2,236
*,^	Rubicon Technology Inc.	203,478	2,075
*,^	Travelzoo Inc.	89,236	2,027
*	Rosetta Stone Inc.	143,793	1,990
*	Maxwell Technologies Inc.	301,799	1,980
*	Inphi Corp.	203,954	1,933
*	Silicon Image Inc.	461,896	1,912
*	ShoreTel Inc.	433,909	1,901
*	Imperva Inc.	65,135	1,877
*	Oclaro Inc.	581,883	1,769
*	XO Group Inc.	199,180	1,767
*	Deltek Inc.	139,372	1,615
	RealNetworks Inc.	164,053	1,417
*	Echelon Corp.	384,684	1,339
*	FormFactor Inc.	196,164	1,269
	Methode Electronics Inc.	146,544	1,247
*	Sigma Designs Inc.	182,337	1,163
*	Sycamore Networks Inc.	79,811	1,159
*	MaxLinear Inc.	210,431	1,044
*,^	KIT Digital Inc.	241,721	1,037
*	Anaren Inc.	50,077	982
*	Agilysys Inc.	112,631	977
*	Intermolecular Inc.	119,129	923
*	Pericom Semiconductor Corp.	90,599	815
*	Carbonite Inc.	85,653	766
*	Supertex Inc.	40,581	765
*	TeleNav Inc.	122,425	750
*	Imation Corp.	121,346	717
*	ANADIGICS Inc.	386,964	700
*	Intevac Inc.	91,986	692
*	STR Holdings Inc.	98,732	450
			2,019,621
Materials (5.1%)
	Royal Gold Inc.	664,750	52,116
	Solutia Inc.	1,383,515	38,808

43

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Rockwood Holdings Inc.	788,731	34,980
*	Allied Nevada Gold Corp.	962,581	27,318
	NewMarket Corp.	121,200	26,252
*	Chemtura Corp.	1,088,359	15,781
*	Intrepid Potash Inc.	637,547	14,511
	PolyOne Corp.	954,944	13,064
	Silgan Holdings Inc.	296,205	12,645
*	Stillwater Mining Co.	1,306,078	11,154
	Balchem Corp.	330,212	10,768
	Globe Specialty Metals Inc.	721,071	9,684
^	Gold Resource Corp.	358,774	9,325
	Eagle Materials Inc.	241,347	9,012
*	Coeur d'Alene Mines Corp.	508,063	8,922
*	Clearwater Paper Corp.	258,130	8,807
*	Graphic Packaging Holding Co.	1,540,768	8,474
*	Louisiana-Pacific Corp.	775,029	8,432
	Carpenter Technology Corp.	175,858	8,413
	Buckeye Technologies Inc.	289,054	8,235
	Koppers Holdings Inc.	232,877	7,918
	Deltic Timber Corp.	128,064	7,809
*	KapStone Paper and Packaging Corp.	445,867	7,067
*	Innospec Inc.	236,313	6,997
*	McEwen Mining Inc.	2,265,452	6,819
	American Vanguard Corp.	250,362	6,657
*	LSB Industries Inc.	214,467	6,629
	Schweitzer-Mauduit International Inc.	90,121	6,141
*	TPC Group Inc.	150,023	5,543
	Materion Corp.	218,103	5,023
*	Flotek Industries Inc.	530,364	4,954
*	Calgon Carbon Corp.	320,981	4,564
	Hawkins Inc.	106,160	4,053
*	Omnova Solutions Inc.	490,771	3,700
	Haynes International Inc.	69,551	3,543
	Georgia Gulf Corp.	135,541	3,479
	Stepan Co.	34,455	3,245
*,^	Paramount Gold and Silver Corp.	1,312,628	3,150
	Noranda Aluminum Holding Corp.	380,092	3,026
*	Zoltek Cos. Inc.	329,310	2,974
	Zep Inc.	210,429	2,889
	Texas Industries Inc.	60,695	2,368
*	General Moly Inc.	667,294	2,095
*	Arabian American Development Co.	200,213	1,940
*	Headwaters Inc.	345,164	1,778
*	Century Aluminum Co.	211,012	1,547
*,^	Midway Gold Corp.	1,077,149	1,497
	Tredegar Corp.	88,699	1,292
*	United States Lime & Minerals Inc.	24,606	1,148
			456,546
Telecommunication Services (1.2%)
*	tw telecom inc Class A	1,695,271	43,501
	AboveNet Inc.	252,107	21,177
*	Cogent Communications Group Inc.	493,084	9,492
*	Cincinnati Bell Inc.	2,110,872	7,852
*	Clearwire Corp. Class A	4,084,348	4,575
*	Neutral Tandem Inc.	337,244	4,445
*	General Communication Inc. Class A	347,342	2,886
*	inContact Inc.	467,968	2,345
*	Cbeyond Inc.	342,122	2,316
*	Boingo Wireless Inc.	156,399	1,817
*	Leap Wireless International Inc.	203,764	1,310
	Atlantic Tele-Network Inc.	36,563	1,233
*,^	Elephant Talk Communications Inc.	547,659	920
			103,869

44

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2012

				Market
				Value
			Shares	($000)
Utilities (0.1%)
* GenOn Energy Inc.			3,048,946	5,214

Total Common Stocks (Cost $8,208,723)				8,878,128

	Coupon
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
2,3 Vanguard Market Liquidity Fund	0.148%		192,411,236	192,411

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Note/Bond	1.375%	9/15/12	2,000	2,005
Total Temporary Cash Investments (Cost $194,416)				194,416
Total Investments (102.0%) (Cost $8,403,139)				9,072,544
Other Assets and Liabilities—Net (-2.0%)[3]				(176,245)
Net Assets (100%)				8,896,299

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $163,719,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $169,372,000 of collateral received for securities on loan.
4 Securities with a value of $2,005,000 have been segregated as initial margin for open futures contracts.

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.3%)
	Jarden Corp.	672,019	28,238
	Service Corp. International	1,979,810	24,490
	Brinker International Inc.	701,826	22,367
	John Wiley & Sons Inc. Class A	431,787	21,153
	Cinemark Holdings Inc.	919,202	21,004
	Rent-A-Center Inc.	530,403	17,896
	Wolverine World Wide Inc.	432,039	16,754
*	Visteon Corp.	425,957	15,973
*	Cabela's Inc.	399,841	15,118
*	Genesco Inc.	216,330	13,012
	Wendy's Co.	2,607,652	12,308
	Men's Wearhouse Inc.	435,042	12,242
	MDC Holdings Inc.	364,249	11,900
*	DreamWorks Animation SKG Inc. Class A	621,208	11,840
	Cracker Barrel Old Country Store Inc.	184,833	11,607
*	Iconix Brand Group Inc.	647,931	11,319
	Regal Entertainment Group Class A	761,222	10,474
	Bob Evans Farms Inc.	260,252	10,462
*	Jack in the Box Inc.	374,411	10,439
^	Meredith Corp.	322,089	10,288
	Hillenbrand Inc.	558,144	10,259
	Ryland Group Inc.	397,065	10,157
	Six Flags Entertainment Corp.	183,699	9,953
	Finish Line Inc. Class A	454,134	9,496
	Cooper Tire & Rubber Co.	528,859	9,276
	Regis Corp.	514,789	9,246
*	New York Times Co. Class A	1,182,609	9,224
*	Helen of Troy Ltd.	268,387	9,096
	Group 1 Automotive Inc.	192,821	8,795
*	Hanesbrands Inc.	305,089	8,460
	National CineMedia Inc.	501,659	7,610
*	Collective Brands Inc.	351,892	7,538
	Cato Corp. Class A	245,014	7,463
*	Orient-Express Hotels Ltd. Class A	871,157	7,292
*	Skechers U.S.A. Inc. Class A	345,406	7,036
*,^	Saks Inc.	650,175	6,924
	Jones Group Inc.	722,810	6,910
	Churchill Downs Inc.	114,957	6,758
	Choice Hotels International Inc.	169,059	6,751
	Scholastic Corp.	236,849	6,670
	Columbia Sportswear Co.	120,805	6,478
	International Speedway Corp. Class A	236,519	6,192
	KB Home	621,421	6,090
*	Standard Pacific Corp.	976,902	6,047
	Dana Holding Corp.	461,642	5,914
*	Live Nation Entertainment Inc.	636,277	5,841
^	Strayer Education Inc.	52,554	5,729
*	La-Z-Boy Inc.	462,460	5,684
*	Steiner Leisure Ltd.	120,744	5,604
	Penske Automotive Group Inc.	262,655	5,579
*	Children's Place Retail Stores Inc.	111,454	5,554
*	Valassis Communications Inc.	248,525	5,405
	Belo Corp. Class A	838,451	5,400
*	Marriott Vacations Worldwide Corp.	166,137	5,147
	Stewart Enterprises Inc. Class A	709,529	5,066
	Stage Stores Inc.	272,623	4,994
	Brown Shoe Co. Inc.	376,112	4,856
	Fred's Inc. Class A	315,313	4,821
	American Greetings Corp. Class A	318,341	4,654
	Ethan Allen Interiors Inc.	232,465	4,633
	Sonic Automotive Inc. Class A	327,639	4,479

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Meritage Homes Corp.	131,252	4,455
	Core-Mark Holding Co. Inc.	90,944	4,378
	Sinclair Broadcast Group Inc. Class A	463,771	4,202
	Movado Group Inc.	163,675	4,095
*	OfficeMax Inc.	767,574	3,884
	JAKKS Pacific Inc.	231,649	3,709
	Harte-Hanks Inc.	391,736	3,580
	Superior Industries International Inc.	218,149	3,571
^	RadioShack Corp.	890,151	3,418
	Callaway Golf Co.	578,141	3,417
*	Career Education Corp.	483,421	3,234
*	Drew Industries Inc.	115,098	3,205
*	Ruby Tuesday Inc.	454,674	3,096
*	Biglari Holdings Inc.	7,920	3,060
	Oxford Industries Inc.	62,514	2,794
	Nutrisystem Inc.	238,936	2,762
*	Digital Generation Inc.	221,831	2,744
	Shoe Carnival Inc.	125,603	2,699
	Ameristar Casinos Inc.	147,177	2,615
*	Modine Manufacturing Co.	376,639	2,610
*	EW Scripps Co. Class A	268,176	2,577
	Marcus Corp.	182,369	2,509
*	Federal-Mogul Corp.	221,420	2,436
*	Quiksilver Inc.	1,036,613	2,415
*	American Axle & Manufacturing Holdings Inc.	223,445	2,344
	Pep Boys-Manny Moe & Jack	236,249	2,339
	Lithia Motors Inc. Class A	99,561	2,295
*	Perry Ellis International Inc.	110,133	2,285
	Standard Motor Products Inc.	162,254	2,285
	PetMed Express Inc.	182,231	2,216
	Speedway Motorsports Inc.	129,931	2,197
	Destination Maternity Corp.	101,344	2,189
*	Exide Technologies	632,595	2,125
*	Asbury Automotive Group Inc.	89,137	2,112
*	Corinthian Colleges Inc.	722,581	2,088
*	Stein Mart Inc.	253,210	2,013
	World Wrestling Entertainment Inc. Class A	252,053	1,971
*	Red Robin Gourmet Burgers Inc.	62,178	1,897
*,^	hhgregg Inc.	167,197	1,891
*	Boyd Gaming Corp.	251,629	1,812
	CSS Industries Inc.	78,755	1,618
*	Universal Electronics Inc.	119,566	1,575
*,^	Barnes & Noble Inc.	94,648	1,558
*	Journal Communications Inc. Class A	296,065	1,528
*	Unifi Inc.	134,432	1,523
	Weyco Group Inc.	63,761	1,478
*	M/I Homes Inc.	82,957	1,437
*	Systemax Inc.	114,660	1,355
	Universal Technical Institute Inc.	100,253	1,354
*	G-III Apparel Group Ltd.	52,988	1,255
	Lincoln Educational Services Corp.	190,094	1,236
	Hot Topic Inc.	126,816	1,229
*,^	McClatchy Co. Class A	535,702	1,179
*	Steinway Musical Instruments Inc.	46,200	1,132
*	Beazer Homes USA Inc.	337,565	1,097
*	Entercom Communications Corp. Class A	178,563	1,075
	Big 5 Sporting Goods Corp.	134,501	1,017
*	Kenneth Cole Productions Inc. Class A	55,230	831
*	LIN TV Corp. Class A	269,174	813
*	Pacific Sunwear of California Inc.	417,023	763
*	Talbots Inc.	280,491	707
*	Isle of Capri Casinos Inc.	94,747	585
*	K-Swiss Inc. Class A	158,271	487
	Martha Stewart Living Omnimedia Class A	126,366	430

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Tower International Inc.	39,508	415
*	Furniture Brands International Inc.	286,946	356
*	Orchard Supply Hardware Stores Corp. Class A	21,286	354
*	Coldwater Creek Inc.	349,358	191
			728,067
Consumer Staples (2.8%)
	Flowers Foods Inc.	1,093,971	25,413
	Harris Teeter Supermarkets Inc.	418,975	17,174
	Lancaster Colony Corp.	170,501	12,141
	B&G Foods Inc. Class A	432,119	11,494
	Snyders-Lance Inc.	424,303	10,705
^	SUPERVALU Inc.	1,896,332	9,823
	Universal Corp.	207,708	9,623
	Fresh Del Monte Produce Inc.	361,562	8,486
*	Post Holdings Inc.	246,343	7,575
	Vector Group Ltd.	426,008	7,251
*	Spectrum Brands Holdings Inc.	208,181	6,780
	WD-40 Co.	135,930	6,771
	Andersons Inc.	157,302	6,711
	Cal-Maine Foods Inc.	124,470	4,867
	Weis Markets Inc.	108,410	4,826
*	Pilgrim's Pride Corp.	579,703	4,145
	Tootsie Roll Industries Inc.	168,946	4,031
	Spartan Stores Inc.	204,028	3,699
*	Prestige Brands Holdings Inc.	225,696	3,568
^	Diamond Foods Inc.	196,691	3,509
*	Dole Food Co. Inc.	355,274	3,119
*	Pantry Inc.	208,202	3,061
*	Central Garden and Pet Co. Class A	275,067	2,996
*	Alliance One International Inc.	743,582	2,573
*	Susser Holdings Corp.	66,670	2,478
	Nash Finch Co.	108,753	2,336
*	Chiquita Brands International Inc.	369,387	1,847
*	Seneca Foods Corp. Class A	64,316	1,730
	Village Super Market Inc. Class A	52,076	1,697
*,^	Central European Distribution Corp.	556,778	1,592
	Ingles Markets Inc. Class A	91,982	1,474
*	Central Garden and Pet Co.	97,453	1,012
	Coca-Cola Bottling Co. Consolidated	15,480	995
*	Farmer Bros Co.	64,682	515
			196,017
Energy (4.0%)
*	SEACOR Holdings Inc.	177,758	15,888
*	Helix Energy Solutions Group Inc.	897,868	14,734
*	Unit Corp.	387,850	14,308
	Bristow Group Inc.	318,767	12,964
	World Fuel Services Corp.	317,819	12,087
	Western Refining Inc.	527,364	11,744
*	Stone Energy Corp.	414,953	10,515
*	Key Energy Services Inc.	1,279,159	9,722
^	EXCO Resources Inc.	1,161,759	8,818
*	Forest Oil Corp.	1,047,242	7,676
	Tidewater Inc.	160,101	7,422
	Targa Resources Corp.	172,005	7,345
*	Swift Energy Co.	380,209	7,076
*	Comstock Resources Inc.	409,203	6,719
*	Exterran Holdings Inc.	517,734	6,601
	Energy XXI Bermuda Ltd.	206,553	6,463
*	Cloud Peak Energy Inc.	354,486	5,994
	W&T Offshore Inc.	332,857	5,093
*	TETRA Technologies Inc.	691,866	4,933
*	Newpark Resources Inc.	821,503	4,847
	Enbridge Energy Management LLC	148,259	4,740
*	Parker Drilling Co.	1,047,861	4,726

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Bill Barrett Corp.	213,090	4,564
*,^	Quicksilver Resources Inc.	839,551	4,550
*	Energy Partners Ltd.	266,382	4,502
*	Pioneer Drilling Co.	554,028	4,416
*	Hercules Offshore Inc.	1,200,510	4,250
*	Vaalco Energy Inc.	486,417	4,198
*,^	McMoRan Exploration Co.	328,429	4,161
*	ION Geophysical Corp.	554,522	3,654
*,^	C&J Energy Services Inc.	185,157	3,425
	Gulf Island Fabrication Inc.	115,295	3,252
*	PHI Inc.	111,571	3,103
*	Endeavour International Corp.	365,602	3,071
	Penn Virginia Corp.	409,411	3,005
	Crosstex Energy Inc.	206,805	2,895
*	Basic Energy Services Inc.	267,049	2,756
*	Petroquest Energy Inc.	500,844	2,504
*	Harvest Natural Resources Inc.	292,594	2,502
*	Cal Dive International Inc.	851,292	2,469
^	RPC Inc.	206,445	2,455
^	Overseas Shipholding Group Inc.	218,138	2,423
*	Vantage Drilling Co.	1,561,794	2,343
*	Willbros Group Inc.	347,983	2,248
*	Lone Pine Resources Inc.	761,273	2,093
	Delek US Holdings Inc.	104,230	1,833
*	Bonanza Creek Energy Inc.	106,290	1,768
*	Dawson Geophysical Co.	71,120	1,694
*	Warren Resources Inc.	609,383	1,463
*	CVR Energy Inc.	54,757	1,455
*	Green Plains Renewable Energy Inc.	226,147	1,411
	Alon USA Energy Inc.	148,634	1,257
*	Global Geophysical Services Inc.	183,694	1,124
*	Triangle Petroleum Corp.	191,351	1,068
*	TransAtlantic Petroleum Ltd.	971,659	1,049
*,^	USEC Inc.	1,024,383	1,014
*,^	Hyperdynamics Corp.	516,129	433
*	ZaZa Energy Corp.	78,452	355
*	Gastar Exploration Ltd.	180,160	348
*	Oilsands Quest Inc.	4,561,359	194
			281,720
Financials (38.4%)
	BRE Properties Inc.	673,095	33,668
	East West Bancorp Inc.	1,328,870	31,175
*	American Capital Ltd.	3,008,352	30,294
	American Campus Communities Inc.	666,367	29,973
	Kilroy Realty Corp.	610,887	29,573
	Douglas Emmett Inc.	1,185,303	27,381
	Home Properties Inc.	432,239	26,522
	Allied World Assurance Co. Holdings AG	329,210	26,162
	National Retail Properties Inc.	924,127	26,144
	BioMed Realty Trust Inc.	1,378,347	25,748
	MFA Financial Inc.	3,190,064	25,170
	Mid-America Apartment Communities Inc.	363,396	24,798
	CBL & Associates Properties Inc.	1,259,633	24,613
	Hatteras Financial Corp.	850,419	24,322
	First Niagara Financial Group Inc.	3,146,437	24,070
	Waddell & Reed Financial Inc. Class A	764,802	23,158
	ProAssurance Corp.	259,618	23,129
	Mack-Cali Realty Corp.	784,608	22,809
	Apartment Investment & Management Co. Class A	837,577	22,640
	LaSalle Hotel Properties	765,869	22,317
	Hancock Holding Co.	720,033	21,918
	Highwoods Properties Inc.	649,925	21,870
	Starwood Property Trust Inc.	1,013,243	21,592
	Protective Life Corp.	730,583	21,486

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Value
		Shares	($000)
	Omega Healthcare Investors Inc.	929,202	20,907
	City National Corp.	428,365	20,810
	Associated Banc-Corp	1,556,049	20,524
	Two Harbors Investment Corp.	1,915,700	19,847
	First Horizon National Corp.	2,278,250	19,707
*	E*TRADE Financial Corp.	2,427,090	19,514
	Invesco Mortgage Capital Inc.	1,032,148	18,930
	Bank of Hawaii Corp.	410,570	18,866
	Aspen Insurance Holdings Ltd.	632,798	18,288
	Federated Investors Inc. Class B	835,230	18,250
	Fulton Financial Corp.	1,791,612	17,898
	Capitol Federal Financial Inc.	1,498,132	17,798
	Valley National Bancorp	1,673,555	17,740
	Entertainment Properties Trust	417,982	17,183
	Prosperity Bancshares Inc.	401,453	16,873
	Washington REIT	592,874	16,867
	CNO Financial Group Inc.	2,158,802	16,839
	Healthcare Realty Trust Inc.	697,377	16,625
	Colonial Properties Trust	746,767	16,533
	Susquehanna Bancshares Inc.	1,595,693	16,436
	Washington Federal Inc.	961,653	16,242
	FirstMerit Corp.	977,171	16,143
	TCF Financial Corp.	1,374,770	15,782
	Brandywine Realty Trust	1,277,124	15,760
	Hanover Insurance Group Inc.	402,541	15,751
*	Howard Hughes Corp.	254,252	15,672
	RLJ Lodging Trust	855,722	15,514
	DiamondRock Hospitality Co.	1,498,757	15,287
*	Popular Inc.	917,089	15,233
	First American Financial Corp.	896,099	15,198
	Corporate Office Properties Trust	643,033	15,118
*	SVB Financial Group	253,386	14,879
	UMB Financial Corp.	289,854	14,849
	Endurance Specialty Holdings Ltd.	385,002	14,753
	Alterra Capital Holdings Ltd.	631,149	14,737
	StanCorp Financial Group Inc.	396,312	14,727
	CommonWealth REIT	747,875	14,299
	Kemper Corp.	458,328	14,094
*	Stifel Financial Corp.	455,907	14,088
*,^	MBIA Inc.	1,294,486	13,993
	DCT Industrial Trust Inc.	2,207,179	13,905
	CYS Investments Inc.	997,612	13,737
	FNB Corp.	1,244,702	13,530
	Apollo Investment Corp.	1,760,617	13,522
	Trustmark Corp.	544,805	13,337
*	Sunstone Hotel Investors Inc.	1,212,405	13,324
	Synovus Financial Corp.	6,724,879	13,315
	EastGroup Properties Inc.	248,914	13,267
	Iberiabank Corp.	262,455	13,241
	Janus Capital Group Inc.	1,682,899	13,160
	Umpqua Holdings Corp.	999,451	13,153
	Sovran Self Storage Inc.	258,832	12,965
	Glimcher Realty Trust	1,218,499	12,453
^	Prospect Capital Corp.	1,088,689	12,400
	Platinum Underwriters Holdings Ltd.	317,400	12,093
	CubeSmart	1,036,016	12,090
	Westamerica Bancorporation	250,880	11,839
	Post Properties Inc.	237,732	11,637
	Primerica Inc.	435,065	11,629
	Medical Properties Trust Inc.	1,208,530	11,626
	RLI Corp.	170,417	11,622
	United Bankshares Inc.	448,577	11,609
	Cash America International Inc.	262,225	11,548
	Potlatch Corp.	359,148	11,471

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Wintrust Financial Corp.	321,492	11,413
Capstead Mortgage Corp.	806,896	11,224
National Penn Bancshares Inc.	1,156,063	11,064
BancorpSouth Inc.	759,337	11,026
Cathay General Bancorp	667,554	11,021
ARMOUR Residential REIT Inc.	1,545,475	10,988
Equity One Inc.	512,643	10,868
National Health Investors Inc.	210,936	10,741
^ Lexington Realty Trust	1,249,478	10,583
* Knight Capital Group Inc. Class A	884,751	10,564
Montpelier Re Holdings Ltd.	489,071	10,412
Mercury General Corp.	245,064	10,212
Northwest Bancshares Inc.	871,224	10,202
Old National Bancorp	845,637	10,156
MB Financial Inc.	463,993	9,994
Glacier Bancorp Inc.	642,423	9,951
Sun Communities Inc.	224,572	9,935
LTC Properties Inc.	271,552	9,852
International Bancshares Corp.	480,908	9,387
Symetra Financial Corp.	742,330	9,368
CVB Financial Corp.	793,534	9,245
Tanger Factory Outlet Centers	283,951	9,101
Community Bank System Inc.	332,773	9,025
Acadia Realty Trust	382,115	8,857
* PHH Corp.	504,648	8,821
Redwood Trust Inc.	701,848	8,759
Greenhill & Co. Inc.	245,444	8,750
PrivateBancorp Inc. Class A	582,346	8,595
* Enstar Group Ltd.	86,833	8,591
Selective Insurance Group Inc.	489,170	8,516
Anworth Mortgage Asset Corp.	1,207,603	8,514
Equity Lifestyle Properties Inc.	122,690	8,462
Hersha Hospitality Trust Class A	1,594,981	8,422
First Financial Bancorp	520,731	8,321
Newcastle Investment Corp.	1,223,957	8,201
Argo Group International Holdings Ltd.	279,621	8,185
Bank of the Ozarks Inc.	262,548	7,897
First Financial Bankshares Inc.	225,293	7,786
Astoria Financial Corp.	792,578	7,767
First Citizens BancShares Inc. Class A	46,539	7,756
^ Park National Corp.	110,150	7,683
Government Properties Income Trust	336,394	7,609
Provident Financial Services Inc.	485,808	7,457
Fifth Street Finance Corp.	737,180	7,357
First Midwest Bancorp Inc.	668,498	7,340
BankUnited Inc.	310,850	7,330
PennyMac Mortgage Investment Trust	367,975	7,260
* BBCN Bancorp Inc.	663,011	7,220
Amtrust Financial Services Inc.	241,645	7,179
Pennsylvania REIT	473,372	7,091
Franklin Street Properties Corp.	667,157	7,059
American Capital Mortgage Investment Corp.	294,264	7,027
Tower Group Inc.	333,450	6,959
Solar Capital Ltd.	311,322	6,930
Inland Real Estate Corp.	795,715	6,668
Columbia Banking System Inc.	353,648	6,656
NBT Bancorp Inc.	297,595	6,425
BlackRock Kelso Capital Corp.	657,199	6,414
Associated Estates Realty Corp.	428,616	6,408
PacWest Bancorp	270,133	6,394
First Commonwealth Financial Corp.	939,151	6,321
CreXus Investment Corp.	616,520	6,270
NorthStar Realty Finance Corp.	1,192,059	6,223
Horace Mann Educators Corp.	355,663	6,217

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* Western Alliance Bancorp	663,565	6,211
Home BancShares Inc.	202,478	6,192
Infinity Property & Casualty Corp.	105,633	6,092
* Strategic Hotels & Resorts Inc.	938,740	6,064
* First Industrial Realty Trust Inc.	478,842	6,043
Interactive Brokers Group Inc.	407,896	6,004
Main Street Capital Corp.	247,937	6,000
^ Cohen & Steers Inc.	173,767	5,997
Investors Real Estate Trust	752,462	5,944
Nelnet Inc. Class A	254,948	5,864
* Citizens Republic Bancorp Inc.	340,752	5,837
* Pinnacle Financial Partners Inc.	292,339	5,704
Sabra Health Care REIT Inc.	330,270	5,651
Boston Private Financial Holdings Inc.	628,833	5,616
Brookline Bancorp Inc.	628,592	5,563
Walter Investment Management Corp.	236,840	5,552
American Equity Investment Life Holding Co.	502,893	5,537
Triangle Capital Corp.	237,063	5,400
Retail Opportunity Investments Corp.	444,589	5,362
Independent Bank Corp.	182,913	5,343
First Potomac Realty Trust	450,258	5,300
Chemical Financial Corp.	246,136	5,292
Oritani Financial Corp.	366,659	5,276
* Sterling Financial Corp.	278,043	5,252
American National Insurance Co.	72,109	5,139
Ramco-Gershenson Properties Trust	406,784	5,113
PennantPark Investment Corp.	489,368	5,065
Employers Holdings Inc.	280,715	5,064
Webster Financial Corp.	233,396	5,055
Colony Financial Inc.	290,718	5,029
* Navigators Group Inc.	99,637	4,987
Hercules Technology Growth Capital Inc.	437,033	4,956
Chesapeake Lodging Trust	287,592	4,952
CapitalSource Inc.	732,315	4,921
Ashford Hospitality Trust Inc.	578,794	4,879
* National Financial Partners Corp.	360,752	4,834
WesBanco Inc.	225,586	4,796
BGC Partners Inc. Class A	816,999	4,796
Dynex Capital Inc.	460,476	4,780
S&T Bancorp Inc.	250,926	4,635
Getty Realty Corp.	239,514	4,587
TrustCo Bank Corp. NY	836,496	4,567
Education Realty Trust Inc.	411,061	4,555
SCBT Financial Corp.	127,472	4,493
Universal Health Realty Income Trust	107,841	4,479
City Holding Co.	132,041	4,448
Saul Centers Inc.	103,679	4,445
Safety Insurance Group Inc.	108,340	4,403
ViewPoint Financial Group Inc.	279,644	4,374
Berkshire Hills Bancorp Inc.	197,589	4,347
* PICO Holdings Inc.	192,252	4,308
Cousins Properties Inc.	546,062	4,232
Maiden Holdings Ltd.	483,899	4,200
* AMERISAFE Inc.	161,098	4,181
Apollo Residential Mortgage Inc.	216,670	4,177
* World Acceptance Corp.	62,962	4,143
United Fire Group Inc.	193,281	4,123
* State Bank Financial Corp.	268,624	4,072
Oriental Financial Group Inc.	367,414	4,071
* Forestar Group Inc.	316,692	4,057
Radian Group Inc.	1,192,198	3,922
Community Trust Bancorp Inc.	117,003	3,918
Sandy Spring Bancorp Inc.	214,791	3,866
* Piper Jaffray Cos.	163,935	3,841

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Meadowbrook Insurance Group Inc.	434,859	3,822
Kennedy-Wilson Holdings Inc.	272,549	3,818
Resource Capital Corp.	695,888	3,709
Lakeland Financial Corp.	138,090	3,705
Flushing Financial Corp.	261,859	3,569
First Busey Corp.	737,286	3,561
Dime Community Bancshares Inc.	266,079	3,536
Renasant Corp.	223,554	3,512
Campus Crest Communities Inc.	336,001	3,491
* DFC Global Corp.	187,596	3,457
* St. Joe Co.	215,766	3,411
* West Coast Bancorp	172,696	3,394
Monmouth Real Estate Investment Corp. Class A	286,314	3,356
* Ezcorp Inc. Class A	140,646	3,300
Southside Bancshares Inc.	146,514	3,294
Flagstone Reinsurance Holdings SA	407,489	3,264
Excel Trust Inc.	271,020	3,241
Winthrop Realty Trust	266,207	3,237
Simmons First National Corp. Class A	138,592	3,222
TICC Capital Corp.	331,646	3,217
* Investment Technology Group Inc.	348,490	3,206
MCG Capital Corp.	688,922	3,169
* Wilshire Bancorp Inc.	574,191	3,147
TowneBank	220,471	3,087
Tompkins Financial Corp.	81,366	3,066
Rockville Financial Inc.	264,115	3,056
National Western Life Insurance Co. Class A	21,461	3,046
Union First Market Bankshares Corp.	210,511	3,042
FBL Financial Group Inc. Class A	108,516	3,040
Washington Trust Bancorp Inc.	123,935	3,022
1st Source Corp.	130,679	2,953
* Central Pacific Financial Corp.	205,526	2,902
Urstadt Biddle Properties Inc. Class A	145,185	2,870
SY Bancorp Inc.	117,508	2,814
Capital Southwest Corp.	26,869	2,763
Sterling Bancorp	276,122	2,756
Evercore Partners Inc. Class A	116,193	2,718
Kite Realty Group Trust	538,620	2,688
Stewart Information Services Corp.	172,890	2,654
MVC Capital Inc.	203,363	2,634
* iStar Financial Inc.	405,322	2,614
Cedar Realty Trust Inc.	517,517	2,613
StellarOne Corp.	204,127	2,548
Arrow Financial Corp.	105,361	2,547
* Hilltop Holdings Inc.	246,556	2,542
Hudson Valley Holding Corp.	139,860	2,531
Apollo Commercial Real Estate Finance Inc.	156,520	2,515
WSFS Financial Corp.	62,215	2,514
Heartland Financial USA Inc.	103,473	2,483
* MGIC Investment Corp.	857,200	2,469
Provident New York Bancorp	322,251	2,446
OneBeacon Insurance Group Ltd. Class A	187,838	2,446
* Greenlight Capital Re Ltd. Class A	94,895	2,412
* Eagle Bancorp Inc.	151,830	2,391
First Financial Corp.	82,430	2,391
Golub Capital BDC Inc.	158,395	2,390
Camden National Corp.	65,260	2,390
* Rouse Properties Inc.	175,099	2,373
Univest Corp. of Pennsylvania	142,095	2,349
CapLease Inc.	563,888	2,340
Great Southern Bancorp Inc.	84,618	2,334
GFI Group Inc.	642,426	2,287
Lakeland Bancorp Inc.	216,443	2,277
Bancfirst Corp.	54,203	2,272

53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Parkway Properties Inc.	197,051	2,254
*	United Community Banks Inc.	242,774	2,081
	Calamos Asset Management Inc. Class A	180,367	2,065
	Northfield Bancorp Inc.	145,198	2,063
	Summit Hotel Properties Inc.	244,407	2,046
	Republic Bancorp Inc. Class A	91,932	2,046
	State Auto Financial Corp.	144,483	2,030
	CoBiz Financial Inc.	319,832	2,002
	First Community Bancshares Inc.	136,250	1,966
	OceanFirst Financial Corp.	134,143	1,926
*	Walker & Dunlop Inc.	149,452	1,920
	Territorial Bancorp Inc.	83,991	1,913
*	Phoenix Cos. Inc.	1,032,202	1,910
	First Interstate Bancsystem Inc.	132,948	1,893
	Westwood Holdings Group Inc.	50,499	1,882
	Trico Bancshares	121,710	1,874
	Hudson Pacific Properties Inc.	107,149	1,865
*	NewStar Financial Inc.	143,621	1,861
	National Interstate Corp.	69,779	1,855
	United Financial Bancorp Inc.	127,318	1,831
*	FelCor Lodging Trust Inc.	371,907	1,748
	Bank Mutual Corp.	394,550	1,740
	Presidential Life Corp.	172,540	1,696
*	Flagstar Bancorp Inc.	2,002,905	1,682
*	Taylor Capital Group Inc.	102,035	1,672
	Baldwin & Lyons Inc.	71,459	1,661
*	Cowen Group Inc. Class A	622,485	1,656
	Westfield Financial Inc.	222,012	1,621
*	Global Indemnity plc	78,208	1,584
*	Southwest Bancorp Inc.	165,971	1,562
*	GSV Capital Corp.	165,333	1,538
	Oppenheimer Holdings Inc. Class A	97,686	1,536
	Kansas City Life Insurance Co.	40,700	1,432
*	SWS Group Inc.	263,746	1,406
	THL Credit Inc.	91,335	1,230
	First Bancorp	137,247	1,220
*,^	FNB United Corp.	93,365	1,213
*	Suffolk Bancorp	85,912	1,114
*	Doral Financial Corp.	737,087	1,106
	Donegal Group Inc. Class A	79,491	1,056
	Cardinal Financial Corp.	85,828	1,054
	Artio Global Investors Inc. Class A	288,036	1,008
	EMC Insurance Group Inc.	45,433	918
	GAMCO Investors Inc.	19,122	849
	Urstadt Biddle Properties Inc.	41,528	780
	First Connecticut Bancorp Inc.	55,321	747
*	Gleacher & Co. Inc.	641,181	513
	Crawford & Co. Class A	128,488	496
	Crawford & Co. Class B	109,164	447
	Pzena Investment Management Inc. Class A	88,807	393
*	Hampton Roads Bankshares Inc. Rights	95,319	146
*,^	Hampton Roads Bankshares Inc.	107,620	117
			2,705,941
Health Care (6.1%)
	Lincare Holdings Inc.	772,328	26,275
	PerkinElmer Inc.	1,014,095	26,164
*	Community Health Systems Inc.	818,842	22,952
	Teleflex Inc.	364,503	22,202
	Medicis Pharmaceutical Corp. Class A	526,988	17,997
*	Health Net Inc.	740,911	17,982
*	Health Management Associates Inc. Class A	2,276,419	17,870
*	LifePoint Hospitals Inc.	430,161	17,628
	Owens & Minor Inc.	568,442	17,411
	STERIS Corp.	489,095	15,343

54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* Alere Inc.	681,365	13,246
* Par Pharmaceutical Cos. Inc.	326,671	11,806
Hill-Rom Holdings Inc.	360,209	11,112
* Magellan Health Services Inc.	242,883	11,010
* Amsurg Corp. Class A	281,533	8,440
PDL BioPharma Inc.	1,249,819	8,286
Meridian Bioscience Inc.	369,182	7,553
* Hanger Inc.	289,080	7,412
CONMED Corp.	250,657	6,936
Analogic Corp.	109,482	6,788
* Alkermes plc	387,261	6,572
* MedAssets Inc.	412,532	5,549
* ViroPharma Inc.	220,820	5,233
* Charles River Laboratories International Inc.	153,263	5,021
* Kindred Healthcare Inc.	467,178	4,592
Ensign Group Inc.	151,356	4,279
* Molina Healthcare Inc.	173,412	4,068
Invacare Corp.	261,499	4,035
* Select Medical Holdings Corp.	398,379	4,028
* Immunogen Inc.	239,591	4,020
National Healthcare Corp.	80,691	3,650
* MModal Inc.	275,556	3,577
* Isis Pharmaceuticals Inc.	296,732	3,561
* Dendreon Corp.	480,074	3,552
* Amedisys Inc.	268,525	3,343
* Universal American Corp.	314,736	3,314
* Triple-S Management Corp. Class B	174,031	3,181
Landauer Inc.	54,667	3,134
* Nektar Therapeutics	358,546	2,893
* PharMerica Corp.	263,615	2,879
* Symmetry Medical Inc.	325,132	2,790
* AngioDynamics Inc.	226,302	2,718
Assisted Living Concepts Inc. Class A	179,380	2,551
* Vanguard Health Systems Inc.	275,580	2,450
* InterMune Inc.	204,843	2,448
* Greatbatch Inc.	104,995	2,384
* Healthways Inc.	298,372	2,381
* Wright Medical Group Inc.	110,896	2,368
* Enzon Pharmaceuticals Inc.	324,437	2,229
* Idenix Pharmaceuticals Inc.	215,148	2,216
* Natus Medical Inc.	171,218	1,990
* Sun Healthcare Group Inc.	224,918	1,883
* NewLink Genetics Corp.	120,191	1,800
* Almost Family Inc.	75,666	1,690
* Alnylam Pharmaceuticals Inc.	143,476	1,674
* Omnicell Inc.	104,572	1,531
* Lexicon Pharmaceuticals Inc.	668,478	1,504
* AVANIR Pharmaceuticals Inc.	376,199	1,475
* Affymetrix Inc.	285,545	1,339
* AMN Healthcare Services Inc.	224,999	1,334
* Exactech Inc.	77,173	1,294
* LHC Group Inc.	72,121	1,223
* Skilled Healthcare Group Inc.	176,791	1,110
* Gentiva Health Services Inc.	159,156	1,103
* Cross Country Healthcare Inc.	248,450	1,086
* Geron Corp.	581,093	999
* XenoPort Inc.	157,570	952
* Palomar Medical Technologies Inc.	106,744	907
* SurModics Inc.	51,525	891
* Pain Therapeutics Inc.	158,171	742
* Corcept Therapeutics Inc.	156,691	703
* BioMimetic Therapeutics Inc.	92,997	245
* Metabolix Inc.	94,919	176

55

Vanguard® Small-Cap Value Index Fund Schedule of Investments June 30, 2012

		Market
		Value
	Shares	($000)
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
		427,139
Industrials (14.4%)
Carlisle Cos. Inc.	552,632	29,301
* Alaska Air Group Inc.	633,629	22,747
* WESCO International Inc.	388,713	22,370
Regal-Beloit Corp.	353,695	22,021
Alexander & Baldwin Inc.	374,507	19,942
* US Airways Group Inc.	1,450,247	19,332
Covanta Holding Corp.	1,095,461	18,787
Lennox International Inc.	386,145	18,006
Trinity Industries Inc.	717,419	17,921
* Huntington Ingalls Industries Inc.	436,650	17,571
* Terex Corp.	982,149	17,512
AO Smith Corp.	350,884	17,155
* Esterline Technologies Corp.	274,110	17,091
EMCOR Group Inc.	594,701	16,545
Ryder System Inc.	457,715	16,482
Exelis Inc.	1,651,191	16,281
* Oshkosh Corp.	735,900	15,417
GATX Corp.	396,300	15,258
Crane Co.	413,542	15,045
* EnerSys	426,438	14,955
Alliant Techsystems Inc.	294,917	14,914
Harsco Corp.	719,385	14,661
ITT Corp.	806,562	14,195
Belden Inc.	410,651	13,695
Valmont Industries Inc.	106,478	12,881
* Geo Group Inc.	559,303	12,707
Brady Corp. Class A	437,162	12,026
Kennametal Inc.	356,225	11,809
Macquarie Infrastructure Co. LLC	351,850	11,713
Curtiss-Wright Corp.	375,410	11,656
* General Cable Corp.	444,537	11,531
* JetBlue Airways Corp.	2,142,174	11,354
Deluxe Corp.	455,002	11,348
Mine Safety Appliances Co.	278,694	11,215
Mueller Industries Inc.	256,337	10,917
* GrafTech International Ltd.	1,094,026	10,557
HNI Corp.	400,916	10,324
* Atlas Air Worldwide Holdings Inc.	235,005	10,225
Brink's Co.	418,780	9,707
United Stationers Inc.	359,216	9,681
Acuity Brands Inc.	188,144	9,578
ABM Industries Inc.	477,621	9,342
Werner Enterprises Inc.	390,630	9,332
TAL International Group Inc.	269,993	9,042
ESCO Technologies Inc.	238,456	8,689
Granite Construction Inc.	328,433	8,575
Watts Water Technologies Inc. Class A	251,524	8,386
Briggs & Stratton Corp.	444,780	7,779
Robbins & Myers Inc.	182,908	7,649
CLARCOR Inc.	157,271	7,574
* Interline Brands Inc.	282,421	7,080
* Teledyne Technologies Inc.	109,947	6,778
Simpson Manufacturing Co. Inc.	224,618	6,628
Aircastle Ltd.	548,602	6,611
Universal Forest Products Inc.	166,341	6,484
Steelcase Inc. Class A	713,692	6,445
* USG Corp.	330,122	6,289
Kaydon Corp.	285,664	6,110
* Navigant Consulting Inc.	468,074	5,916
Watsco Inc.	79,868	5,894
Quanex Building Products Corp.	329,021	5,883

56

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Generac Holdings Inc.	241,812	5,818
	McGrath RentCorp	209,466	5,551
	Ceradyne Inc.	205,854	5,280
	G&K Services Inc. Class A	167,934	5,238
	AAR Corp.	360,984	4,866
	Mueller Water Products Inc. Class A	1,401,191	4,848
	Standex International Corp.	113,434	4,829
	CIRCOR International Inc.	139,235	4,747
	Albany International Corp.	239,156	4,475
	Encore Wire Corp.	167,041	4,473
	AZZ Inc.	72,898	4,466
	Kaman Corp.	137,773	4,263
*	ICF International Inc.	176,230	4,201
	Griffon Corp.	470,393	4,036
*	Tutor Perini Corp.	318,372	4,034
	Apogee Enterprises Inc.	249,868	4,015
*	Greenbrier Cos. Inc.	226,760	3,986
*	Interface Inc. Class A	279,763	3,813
*	Encore Capital Group Inc.	128,410	3,803
	Altra Holdings Inc.	240,175	3,790
	Cascade Corp.	78,950	3,715
*	Layne Christensen Co.	176,206	3,646
*	Dycom Industries Inc.	194,851	3,626
*	ACCO Brands Corp.	350,484	3,624
	Viad Corp.	179,276	3,586
	Ennis Inc.	232,048	3,569
	Great Lakes Dredge & Dock Corp.	499,554	3,557
	John Bean Technologies Corp.	255,318	3,465
	NACCO Industries Inc. Class A	29,530	3,433
	Comfort Systems USA Inc.	335,123	3,358
	Kelly Services Inc. Class A	254,562	3,286
^	Quad/Graphics Inc.	219,686	3,159
	Amerco Inc.	34,992	3,148
	Marten Transport Ltd.	146,924	3,124
*	Saia Inc.	142,670	3,123
*	Korn/Ferry International	213,804	3,068
	Primoris Services Corp.	251,309	3,016
	SkyWest Inc.	454,652	2,969
	US Ecology Inc.	163,958	2,909
	Douglas Dynamics Inc.	197,198	2,810
*	Hawaiian Holdings Inc.	431,506	2,809
*	TrueBlue Inc.	178,595	2,765
*	GeoEye Inc.	178,115	2,757
	Arkansas Best Corp.	216,457	2,727
*	Gibraltar Industries Inc.	259,694	2,696
*	Wabash National Corp.	397,532	2,632
*,^	Swisher Hygiene Inc.	1,013,075	2,563
*	Air Transport Services Group Inc.	487,203	2,533
	Heidrick & Struggles International Inc.	143,897	2,518
*	Kadant Inc.	106,822	2,505
*	Columbus McKinnon Corp.	164,954	2,489
	FreightCar America Inc.	107,087	2,460
	LB Foster Co. Class A	85,547	2,447
*	Wesco Aircraft Holdings Inc.	192,110	2,446
	Multi-Color Corp.	108,711	2,418
*	Consolidated Graphics Inc.	82,534	2,398
*	Republic Airways Holdings Inc.	410,943	2,281
*	CBIZ Inc.	380,877	2,262
*	Aegion Corp. Class A	123,449	2,208
*	Northwest Pipe Co.	83,893	2,035
*	Michael Baker Corp.	77,022	2,009
	Alamo Group Inc.	64,037	2,009
	CDI Corp.	120,328	1,973
	Kimball International Inc. Class B	234,495	1,806

57

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Ameresco Inc. Class A	148,026	1,766
	Schawk Inc. Class A	138,273	1,756
	SeaCube Container Leasing Ltd.	99,484	1,698
	Houston Wire & Cable Co.	151,413	1,655
*	Pike Electric Corp.	187,523	1,448
	Twin Disc Inc.	77,177	1,427
*	H&E Equipment Services Inc.	93,973	1,412
*	Sterling Construction Co. Inc.	137,697	1,407
*	CRA International Inc.	95,354	1,401
*,^	A123 Systems Inc.	1,058,535	1,334
*	CAI International Inc.	67,041	1,333
	Ampco-Pittsburgh Corp.	68,563	1,257
*	American Railcar Industries Inc.	42,461	1,151
*	TMS International Corp. Class A	114,523	1,142
*	Dolan Co.	168,875	1,137
*	American Reprographics Co.	225,885	1,136
*	Pacer International Inc.	200,984	1,089
	AAON Inc.	57,177	1,078
*	American Woodmark Corp.	57,728	987
*	Cenveo Inc.	503,292	971
*	Ducommun Inc.	88,487	868
*	Orion Marine Group Inc.	119,781	834
*	Metalico Inc.	377,564	831
*	Patriot Transportation Holding Inc.	34,805	819
*	EnergySolutions Inc.	466,914	789
*	Accuride Corp.	124,287	746
	Vicor Corp.	92,953	645
*,^	Genco Shipping & Trading Ltd.	188,732	576
	Baltic Trading Ltd.	149,305	514
*	Tecumseh Products Co. Class A	92,496	467
*,^	Eagle Bulk Shipping Inc.	138,531	438
	Preformed Line Products Co.	7,217	418
*	Hill International Inc.	83,377	267
*	Tecumseh Products Co. Class B	25,897	127
			1,012,312
Information Technology (9.9%)
*	AOL Inc.	847,002	23,784
	Broadridge Financial Solutions Inc.	1,108,549	23,579
*	NCR Corp.	920,206	20,916
	Diebold Inc.	556,882	20,555
*	Brocade Communications Systems Inc.	3,897,298	19,214
	Lender Processing Services Inc.	754,886	19,084
*	Tech Data Corp.	369,226	17,786
*	Fairchild Semiconductor International Inc. Class A	1,126,953	15,890
	Convergys Corp.	1,036,977	15,316
*	Itron Inc.	355,832	14,675
*	Arris Group Inc.	1,028,352	14,304
*	CoreLogic Inc.	761,520	13,943
*	PMC - Sierra Inc.	2,069,830	12,709
*	Mentor Graphics Corp.	830,995	12,465
*	CACI International Inc. Class A	224,872	12,372
*	International Rectifier Corp.	617,027	12,334
*	Vishay Intertechnology Inc.	1,294,654	12,209
	Intersil Corp. Class A	1,131,049	12,046
*	Compuware Corp.	1,269,304	11,792
	Littelfuse Inc.	206,748	11,762
	Cypress Semiconductor Corp.	854,257	11,293
	j2 Global Inc.	409,247	10,812
*	Entegris Inc.	1,216,094	10,385
	Tellabs Inc.	3,098,083	10,317
*	Monster Worldwide Inc.	1,099,753	9,348
*	Plexus Corp.	310,985	8,770
*,^	First Solar Inc.	541,663	8,157
	DST Systems Inc.	148,061	8,041

58

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* SYNNEX Corp.	231,808	7,995
InterDigital Inc.	262,442	7,745
* Benchmark Electronics Inc.	516,264	7,202
Tessera Technologies Inc.	464,067	7,133
EarthLink Inc.	949,309	7,063
MKS Instruments Inc.	235,067	6,800
* Electronics for Imaging Inc.	411,337	6,684
* Insight Enterprises Inc.	393,413	6,621
* Web.com Group Inc.	349,182	6,397
* Sanmina-SCI Corp.	729,465	5,974
* Spansion Inc. Class A	535,895	5,884
* ATMI Inc.	284,081	5,844
Cognex Corp.	178,942	5,664
Brooks Automation Inc.	593,027	5,598
* Emulex Corp.	773,342	5,568
MTS Systems Corp.	141,799	5,466
* Digital River Inc.	318,798	5,298
* Kulicke & Soffa Industries Inc.	593,826	5,297
* CSG Systems International Inc.	302,984	5,236
Comtech Telecommunications Corp.	182,214	5,208
* Advanced Energy Industries Inc.	377,560	5,067
Mantech International Corp.Class A	211,178	4,956
AVX Corp.	455,834	4,873
* Integrated Device Technology Inc.	823,832	4,630
Park Electrochemical Corp.	176,697	4,573
Black Box Corp.	155,933	4,475
* MEMC Electronic Materials Inc.	2,061,361	4,473
* TTM Technologies Inc.	474,106	4,461
* Harmonic Inc.	1,039,642	4,429
Booz Allen Hamilton Holding Corp.	286,931	4,384
* OmniVision Technologies Inc.	304,843	4,073
* Progress Software Corp.	193,508	4,039
* Newport Corp.	335,109	4,028
* Amkor Technology Inc.	825,403	4,028
* Global Cash Access Holdings Inc.	552,178	3,981
* Rogers Corp.	94,011	3,724
* Acxiom Corp.	244,013	3,687
* TeleTech Holdings Inc.	227,214	3,635
EPIQ Systems Inc.	287,634	3,524
United Online Inc.	806,519	3,403
* Brightpoint Inc.	617,111	3,339
* Photronics Inc.	538,112	3,282
* Infinera Corp.	478,630	3,274
Cass Information Systems Inc.	78,828	3,173
Electro Scientific Industries Inc.	258,607	3,057
* Checkpoint Systems Inc.	341,492	2,974
* Net 1 UEPS Technologies Inc.	343,007	2,871
* GSI Group Inc.	238,895	2,738
* Intermec Inc.	428,539	2,657
* CIBER Inc.	614,978	2,651
Electro Rent Corp.	161,060	2,614
CTS Corp.	275,585	2,596
* Rudolph Technologies Inc.	285,005	2,485
Badger Meter Inc.	64,381	2,417
* Kemet Corp.	399,934	2,404
* Take-Two Interactive Software Inc.	252,537	2,389
Daktronics Inc.	337,409	2,331
* Symmetricom Inc.	376,132	2,253
Cohu Inc.	207,295	2,106
* Power-One Inc.	464,395	2,099
* Avid Technology Inc.	259,409	1,927
* Magnachip Semiconductor Corp.	198,518	1,892
* FormFactor Inc.	289,162	1,871
Methode Electronics Inc.	213,780	1,819

59

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	SunPower Corp. Class A	368,484	1,772
*	Sycamore Networks Inc.	117,924	1,712
*	Aviat Networks Inc.	552,111	1,546
*	Silicon Image Inc.	368,094	1,524
*	IntraLinks Holdings Inc.	341,323	1,495
*	Anaren Inc.	74,013	1,451
*	Alpha & Omega Semiconductor Ltd.	153,550	1,405
*	Deltek Inc.	108,901	1,262
*	Pericom Semiconductor Corp.	133,717	1,203
*	Supertex Inc.	60,227	1,135
	Bel Fuse Inc. Class B	62,383	1,099
*	Vocus Inc.	58,708	1,092
*	ModusLink Global Solutions Inc.	350,623	1,048
*	Imation Corp.	176,109	1,041
*,^	OCZ Technology Group Inc.	193,277	1,024
*	Intevac Inc.	133,717	1,006
*	Sigma Designs Inc.	142,516	909
*	Aeroflex Holding Corp.	149,968	907
*	Mitel Networks Corp.	189,614	838
*,^	KIT Digital Inc.	188,954	811
*	Viasystems Group Inc.	45,114	767
	Marchex Inc. Class B	207,660	750
*	XO Group Inc.	84,220	747
*	Novatel Wireless Inc.	283,492	706
*	TechTarget Inc.	136,329	687
*	STR Holdings Inc.	143,454	654
	RealNetworks Inc.	68,997	596
*	ANADIGICS Inc.	302,550	548
*	TeleCommunication Systems Inc. Class A	434,345	534
*	Agilysys Inc.	47,363	411
*	TeleNav Inc.	51,480	316
*	NCI Inc. Class A	70,614	286
	Bel Fuse Inc. Class A	14,975	271
			695,750
Materials (6.1%)
	RPM International Inc.	1,173,736	31,926
	Packaging Corp. of America	879,618	24,840
	Cabot Corp.	563,960	22,953
	Cytec Industries Inc.	389,286	22,828
	Compass Minerals International Inc.	295,342	22,529
	Sensient Technologies Corp.	448,021	16,456
	Olin Corp.	715,086	14,938
	HB Fuller Co.	441,755	13,562
	Carpenter Technology Corp.	258,343	12,359
	Hecla Mining Co.	2,548,524	12,106
	Commercial Metals Co.	929,433	11,748
	Innophos Holdings Inc.	193,181	10,907
	Minerals Technologies Inc.	158,469	10,107
*	Resolute Forest Products	867,448	10,045
	Silgan Holdings Inc.	234,071	9,993
	Worthington Industries Inc.	462,094	9,459
	Westlake Chemical Corp.	178,577	9,332
*	SunCoke Energy Inc.	626,152	9,173
	Kaiser Aluminum Corp.	155,094	8,040
	Eagle Materials Inc.	190,958	7,130
*	Coeur d'Alene Mines Corp.	401,703	7,054
*	Louisiana-Pacific Corp.	613,821	6,678
	AMCOL International Corp.	227,825	6,450
	PH Glatfelter Co.	389,949	6,384
*	Kraton Performance Polymers Inc.	287,309	6,295
	Schnitzer Steel Industries Inc.	207,535	5,815
*	RTI International Metals Inc.	256,172	5,797
	Boise Inc.	852,582	5,610
^	AK Steel Holding Corp.	940,824	5,523

60

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	OM Group Inc.	289,440	5,499
	Quaker Chemical Corp.	115,382	5,332
	A Schulman Inc.	263,365	5,228
	Georgia Gulf Corp.	199,289	5,116
	Schweitzer-Mauduit International Inc.	71,431	4,867
	Stepan Co.	50,789	4,783
	Myers Industries Inc.	239,272	4,106
*	Horsehead Holding Corp.	389,638	3,881
	Wausau Paper Corp.	394,331	3,837
*	Calgon Carbon Corp.	252,977	3,597
	Neenah Paper Inc.	133,865	3,573
*	Ferro Corp.	735,859	3,532
	Buckeye Technologies Inc.	122,665	3,495
	Texas Industries Inc.	89,288	3,483
^	Kronos Worldwide Inc.	206,550	3,261
	Haynes International Inc.	55,071	2,805
*	Mercer International Inc.	424,423	2,423
*	Century Aluminum Co.	310,315	2,275
	Tredegar Corp.	130,561	1,901
*	Metals USA Holdings Corp.	116,426	1,852
*	AM Castle & Co.	155,145	1,648
*	Headwaters Inc.	275,348	1,418
	Olympic Steel Inc.	83,441	1,370
*	Spartech Corp.	264,033	1,365
*,^	Golden Minerals Co.	272,853	1,231
			427,915
Telecommunication Services (0.4%)
*	Iridium Communications Inc.	459,023	4,113
	Consolidated Communications Holdings Inc.	253,011	3,745
*	Premiere Global Services Inc.	424,407	3,561
*	Vonage Holdings Corp.	1,516,100	3,047
	Shenandoah Telecommunications Co.	202,415	2,755
	NTELOS Holdings Corp.	141,841	2,674
	USA Mobility Inc.	198,071	2,547
*	Leap Wireless International Inc.	300,619	1,933
	Atlantic Tele-Network Inc.	53,973	1,820
	Lumos Networks Corp.	140,684	1,329
	IDT Corp. Class B	131,779	1,293
^	Alaska Communications Systems Group Inc.	399,722	839
			29,656
Utilities (7.2%)
	Westar Energy Inc.	1,126,550	33,740
	Questar Corp.	1,590,328	33,174
	Atmos Energy Corp.	806,348	28,279
	Great Plains Energy Inc.	1,217,647	26,070
	Hawaiian Electric Industries Inc.	859,287	24,507
	Cleco Corp.	544,001	22,756
	Vectren Corp.	732,803	21,632
	Piedmont Natural Gas Co. Inc.	646,989	20,827
	IDACORP Inc.	446,833	18,803
	WGL Holdings Inc.	460,634	18,310
	Southwest Gas Corp.	412,284	17,996
	Portland General Electric Co.	674,168	17,973
	UIL Holdings Corp.	451,572	16,193
	New Jersey Resources Corp.	371,062	16,182
	Avista Corp.	523,060	13,966
	PNM Resources Inc.	711,674	13,906
	South Jersey Industries Inc.	270,246	13,775
	UNS Energy Corp.	339,037	13,023
	ALLETE Inc.	301,814	12,616
	Black Hills Corp.	372,807	11,993
	NorthWestern Corp.	324,328	11,903
	Northwest Natural Gas Co.	239,380	11,395
	El Paso Electric Co.	340,510	11,291

61

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2012

					Market
					Value
				Shares	($000)
	MGE Energy Inc.			206,539	9,769
	CH Energy Group Inc.			126,566	8,314
	Empire District Electric Co.			375,535	7,924
*	GenOn Energy Inc.			4,482,007	7,664
	Laclede Group Inc.			190,904	7,600
	Otter Tail Corp.			290,542	6,645
	American States Water Co.			167,518	6,630
	California Water Service Group			355,172	6,560
	Chesapeake Utilities Corp.			85,776	3,750
	Ormat Technologies Inc.			142,363	3,045
	Unitil Corp.			113,849	3,017
	SJW Corp.			116,519	2,798
	Middlesex Water Co.			140,017	2,660
	Connecticut Water Service Inc.			78,302	2,269
	Genie Energy Ltd. Class B			141,741	1,101
					510,056
Total Common Stocks (Cost $6,936,760)					7,014,573

		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity Fund	0.148%		66,647,594	66,648

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.120%	7/27/12	1,200	1,200
4	Federal Home Loan Bank Discount Notes	0.125%	8/10/12	1,000	1,000
5,6	Freddie Mac Discount Notes	0.125%	7/17/12	1,000	1,000
5,6	Freddie Mac Discount Notes	0.150%	8/27/12	200	200
5	United States Treasury Note/Bond	1.375%	9/15/12	300	300
					3,700
Total Temporary Cash Investments (Cost $70,348)					70,348
Total Investments (100.6%) (Cost $7,007,108)					7,084,921
Other Assets and Liabilities—Net (-0.6%)[3]					(44,322)
Net Assets (100%)					7,040,599

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $45,707,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $48,751,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

62

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 482 082012

Semiannual Report | June 30, 2012

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

> Mid-capitalization stocks rallied through the first three months of 2012, then pulled back in the second. The result was solid six-month returns for the four mid-cap index funds.

> Vanguard Extended Market Index Fund, which includes both small- and mid-cap stocks, led the group with a return of more than 8%. Vanguard Mid-Cap Value Index Fund delivered the lowest six-month result, returning about 6%.

> Financial and health care stocks were notable pockets of strength. Energy stocks were a weak spot.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	9
Mid-Cap Index Fund.	28
Mid-Cap Growth Index Fund.	50
Mid-Cap Value Index Fund.	65
About Your Fund’s Expenses.	81
Trustees Approve Advisory Arrangement.	84
Glossary.	85

Mid-Cap Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	8.72%
Admiral™ Shares	8.79
Signal® Shares	8.78
Institutional Shares	8.82
Institutional Plus Shares	8.81
ETF Shares
Market Price	8.79
Net Asset Value	8.80
S&P Completion Index	8.80
Mid-Cap Core Funds Average	6.71
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Mid-Cap Index Fund
Investor Shares	7.13%
Admiral Shares	7.21
Signal Shares	7.23
Institutional Shares	7.22
Institutional Plus Shares	7.22
ETF Shares
Market Price	7.22
Net Asset Value	7.21
MSCI US Mid Cap 450 Index	7.23
Mid-Cap Core Funds Average	6.71
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	8.03%
Admiral Shares	8.08
ETF Shares
Market Price	8.08
Net Asset Value	8.06
MSCI US Mid Cap Growth Index	8.11
Mid-Cap Growth Funds Average	7.85
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	6.35%
Admiral Shares	6.40
ETF Shares
Market Price	6.35
Net Asset Value	6.40
MSCI US Mid Cap Value Index	6.43
Mid-Cap Value Funds Average	6.61

Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$39.34	$42.76	$0.009	$0.000
Admiral Shares	39.35	42.80	0.010	0.000
Signal Shares	33.81	36.77	0.008	0.000
Institutional Shares	39.34	42.80	0.010	0.000
Institutional Plus Shares	97.10	105.63	0.026	0.000
ETF Shares	51.87	56.42	0.014	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$19.65	$21.05	$0.002	$0.000
Admiral Shares	89.15	95.57	0.012	0.000
Signal Shares	28.13	30.16	0.005	0.000
Institutional Shares	19.69	21.11	0.002	0.000
Institutional Plus Shares	97.12	104.12	0.012	0.000
ETF Shares	71.99	77.17	0.008	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$23.43	$25.31	$0.001	$0.000
Admiral Shares	25.66	27.73	0.004	0.000
ETF Shares	59.61	64.41	0.008	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.34	$21.63	$0.002	$0.000
Admiral Shares	26.77	28.48	0.003	0.000
ETF Shares	51.67	54.97	0.006	0.000

Chairman’s Letter

Dear Shareholder,

Even as global economic uncertainty continued to weigh on the markets, Vanguard’s four mid-capitalization index funds generated solid returns for the six-month period ending June 30. Investor Shares returns ranged from 8.72% for Vanguard Extended Market Index Fund to 6.35% for Vanguard Mid-Cap Value Index Fund. Returns for Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Index Fund fell in the middle of that range.

All four mid-cap funds closely tracked the performance of their respective benchmark indexes. The return of the Mid-Cap Value Index Fund was slightly less than the average return of its peer group. The three other funds posted higher returns than their peer-group averages.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, intends to retire at the end of 2012. It’s hard to overstate the contributions Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world-class leader in indexing, and he developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks had strong returns, but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists expect Europe to remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields do imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Financial and health care stocks helped to power returns
Mid-cap stocks finished the six-month period a few steps behind large-caps, but the returns of Vanguard’s four mid-cap index funds were nevertheless strong. The financial sector was the biggest contributor to performance for the Extended Market Index Fund, which invests in both small-cap and mid-cap stocks (essentially, all stocks too small to be included in the S&P 500 Index).

Real estate investment trusts (REITs) generated especially robust returns. Because REITs must return 90% of taxable income to shareholders, they tend to pay out high dividends compared with those of conventional operating companies. These payouts have attracted keen interest from

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal Institutional Institutional			ETF	Group
	Shares	Shares	Shares	Shares Plus Shares		Shares	Average
Extended Market Index Fund	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%	1.28%
Mid-Cap Index Fund	0.24	0.10	0.10	0.08	0.06	0.10	1.28
Mid-Cap Growth Index Fund	0.24	0.10	—	—	—	0.10	1.40
Mid-Cap Value Index Fund	0.24	0.10	—	—	—	0.10	1.31

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

investors frustrated by the low yields offered by most fixed income investments.

Financials were also the biggest driver of performance in the Mid-Cap Index Fund and the Mid-Cap Value Index Fund but contributed less to the Mid-Cap Growth Index Fund, which has relatively modest exposure to the sector.

Health care stocks, the best performers in the Extended Market Index Fund, were also important drivers of return. As big pharmaceutical companies grappled with patent expirations and weak pipelines, merger-and-acquisition activity involving the smaller, innovative companies residing in the mid- and small-cap segments of the market accelerated. This drove up prices for many firms viewed as potential takeover candidates. Health care also contributed significantly to returns of the Mid-Cap Index Fund and the Mid-Cap Growth Index Fund. The Mid-Cap Value Index Fund got less of a boost because of its lower weighting in the sector overall and in biotech stocks in particular.

Consumer discretionary stocks also buoyed returns in all four mid-cap funds. The sector has benefited from a slow and at times uneven recovery in consumer spending after the drastic falloff during the recession. Also, many mid-capitalization consumer discretionary companies are heavily focused on the U.S. market, meaning they have minimal exposure to the turmoil in Europe.

The energy sector was a drag on performance, posting negative returns in all four funds. Energy stocks lost ground as natural gas prices remained low and as worries about whether slower growth in markets such as China would dampen demand.

The Mid-Cap Value Index Fund had the lowest gain among the four funds, consistent with the broader market dynamic that favored growth stocks during the six months. In addition to negative returns in energy and telecommunications, the fund registered weak results from its holdings in information technology and materials in comparison with their counterparts in the growth fund.

All four funds produced returns in line with those of their target benchmark indexes, a testament to the portfolio management and risk-control expertise of the funds’ advisor, Vanguard Equity Investment Group. The funds’ low expense ratios were a critical ally in this task.

Good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about costs. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a growing cost-consciousness, directing a larger share of their money to low-cost investments. (You can read the paper Costs Matter: Are Fund Investors Voting With Their Feet? at vanguard.com/ research.) In our view, investors are serving their interests by paying attention to costs. The math is simple: The less they pay for an investment, the more they keep. And because cost savings compound over the long term, keeping costs low can help build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to focus on one of the things you can control: your investment costs. We continue to believe that a balanced and diversified portfolio of low-cost holdings can give investors a greater chance of reaching their long-term financial goals. Vanguard’s low-cost mid-cap index funds can play an important role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2012

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Extended Market Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.28%	0.14%	0.14%	0.12%	0.10%	0.14%
30-Day SEC Yield	0.99%	1.13%	1.13%	1.15%	1.17%	1.13%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Number of Stocks	3,034	3,282	3,694
Median Market Cap	$2.6B	$2.6B	$33.1B
Price/Earnings Ratio	21.7x	21.7x	16.1x
Price/Book Ratio	1.9x	1.9x	2.1x
Return on Equity	9.5%	9.4%	18.1%
Earnings Growth Rate	7.8%	7.8%	9.4%
Dividend Yield	1.3%	1.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	Index
R-Squared	1.00	0.94
Beta	1.00	1.19

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Las Vegas Sands Corp.	Casinos & Gaming	0.6%
Liberty Global Inc.	Cable & Satellite	0.5
LyondellBasell Industries
NV Class A	Specialty Chemicals	0.5
General Motors Co.	Automobile
	Manufacturers	0.5
Vertex Pharmaceuticals
Inc.	Biotechnology	0.4
Liberty Media Corp -
Liberty Capital Class A	Broadcasting	0.4
General Growth
Properties Inc.	Retail REITs	0.4
Liberty Interactive Corp.
Class A	Broadcasting	0.4
Delta Air Lines Inc.	Airlines	0.3
Bunge Ltd.	Agricultural
	Products	0.3
Top Ten		4.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Consumer Discretionary 15.9%		15.9%	11.9%
Consumer Staples	3.6	3.6	9.8
Energy	5.8	5.8	10.0
Financials	21.5	21.6	15.9
Health Care	11.8	11.8	12.0
Industrials	15.2	15.1	10.8
Information Technology 15.0		15.0	19.1
Materials	6.2	6.2	3.9
Telecommunication
Services	1.1	1.1	2.9
Utilities	3.9	3.9	3.7

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Extended Market Index Fund Investor Shares
Spliced Extended Market Index

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	-2.57%	1.33%	8.43%
Admiral Shares	11/13/2000	-2.42	1.48	8.57
Signal Shares	9/1/2006	-2.43	1.48	4.471
Institutional Shares	7/7/1997	-2.40	1.52	8.62
Institutional Plus Shares	1/14/2011	-2.38	—	1.15[1]
ETF Shares	12/27/2001
Market Price		-2.47	1.48	8.56
Net Asset Value		-2.42	1.49	8.57
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Las Vegas Sands Corp.	3,222,897	140,164	0.6%
* General Motors Co.	5,111,582	100,800	0.4%
* Liberty Media Corp. - Liberty Capital Class A	999,408	87,858	0.4%
* Liberty Interactive Corp. Class A	4,577,439	81,433	0.4%
* Liberty Global Inc.	1,341,070	64,036	0.3%
PetSmart Inc.	888,410	60,572	0.3%
* Charter Communications Inc. Class A	820,334	58,137	0.3%
* Sirius XM Radio Inc.	31,034,229	57,413	0.3%
Tractor Supply Co.	590,522	49,049	0.2%
DISH Network Corp. Class A	1,624,212	46,371	0.2%
PVH Corp.	577,007	44,885	0.2%
Consumer Discretionary—Other †		2,655,106	12.1%
		3,445,824	15.7%
Consumer Staples
Bunge Ltd.	1,190,851	74,714	0.4%
Church & Dwight Co. Inc.	1,139,221	63,193	0.3%
Herbalife Ltd.	954,912	46,151	0.2%
Consumer Staples—Other †		598,030	2.7%
		782,088	3.6%
Energy
* Concho Resources Inc.	852,635	72,576	0.3%
HollyFrontier Corp.	1,697,084	60,128	0.3%
Core Laboratories NV	387,522	44,914	0.2%
Energy—Other †		1,081,244	4.9%
		1,258,862	5.7%
Financials
General Growth Properties Inc.	4,822,153	87,233	0.4%
Digital Realty Trust Inc.	890,540	66,853	0.3%
Macerich Co.	1,086,752	64,173	0.3%
SL Green Realty Corp.	734,490	58,935	0.3%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* CIT Group Inc.	1,646,004	58,664	0.3%
Federal Realty Investment Trust	521,531	54,286	0.2%
UDR Inc.	2,052,648	53,040	0.2%
* Affiliated Managers Group Inc.	420,737	46,050	0.2%
Realty Income Corp.	1,095,455	45,757	0.2%
New York Community Bancorp Inc.	3,599,127	45,097	0.2%
Rayonier Inc.	999,293	44,868	0.2%
Everest Re Group Ltd.	432,384	44,747	0.2%
Camden Property Trust	657,850	44,517	0.2%
Financials—Other †		3,965,677	18.1%
		4,679,897	21.3%
Health Care
* Vertex Pharmaceuticals Inc.	1,722,440	96,319	0.4%
* Regeneron Pharmaceuticals Inc.	636,562	72,708	0.3%
* Henry Schein Inc.	737,581	57,893	0.3%
Health Care—Other †		2,335,049	10.7%
		2,561,969	11.7%
Industrials
* Delta Air Lines Inc.	6,933,741	75,924	0.3%
* United Continental Holdings Inc.	2,709,963	65,933	0.3%
AMETEK Inc.	1,317,593	65,761	0.3%
Kansas City Southern	901,464	62,706	0.3%
* Verisk Analytics Inc. Class A	1,172,065	57,736	0.3%
Industrials—Other †		3,022,976	13.8%
		3,351,036	15.3%
Information Technology
* Equinix Inc.	394,343	69,266	0.3%
Maxim Integrated Products Inc.	2,397,123	61,462	0.3%
* VMware Inc. Class A	665,182	60,558	0.3%
* Alliance Data Systems Corp.	413,355	55,803	0.3%
* ANSYS Inc.	764,465	48,245	0.2%
* Trimble Navigation Ltd.	1,025,723	47,194	0.2%
* Nuance Communications Inc.	1,974,260	47,027	0.2%
Information Technology—Other †		2,872,860	13.1%
		3,262,415	14.9%
Materials
LyondellBasell Industries NV Class A	2,579,252	103,867	0.5%
Ashland Inc.	643,986	44,635	0.2%
Materials—Other †		1,212,559	5.5%
		1,361,061	6.2%
Telecommunication Services
* SBA Communications Corp. Class A	994,778	56,752	0.2%
Telecommunication Services—Other †		189,548	0.9%
		246,300	1.1%
Utilities
* Calpine Corp.	3,126,377	51,617	0.2%
American Water Works Co. Inc.	1,447,399	49,617	0.2%
Utilities—Other †		755,372	3.5%
		856,606	3.9%
Total Common Stocks (Cost $20,325,588)		21,806,058	99.4%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.148%	286,770,000	286,770	1.3%
4U.S. Government and Agency Obligations †			8,398	0.1%
Total Temporary Cash Investments (Cost $295,168)			295,168	1.4%[1]
[5]Total Investments (Cost $20,620,756)			22,101,226	100.8%
Other Assets and Liabilities
Other Assets			309,400	1.4%
Liabilities[3]			(479,214)	(2.2%)
			(169,814)	(0.8%)
Net Assets			21,931,412	100.0%

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	20,663,599
Undistributed Net Investment Income	99,843
Accumulated Net Realized Losses	(318,694)
Unrealized Appreciation (Depreciation)
Investment Securities	1,480,470
Futures Contracts	6,194
Net Assets	21,931,412

Investor Shares—Net Assets
Applicable to 67,686,146 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,894,418
Net Asset Value Per Share—Investor Shares	$42.76

Admiral Shares—Net Assets
Applicable to 127,395,460 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,452,329
Net Asset Value Per Share—Admiral Shares	$42.80

Signal Shares—Net Assets
Applicable to 54,839,184 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,016,579
Net Asset Value Per Share—Signal Shares	$36.77

Institutional Shares—Net Assets
Applicable to 126,607,632 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,418,249
Net Asset Value Per Share—Institutional Shares	$42.80

Extended Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 45,312,373 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,786,202
Net Asset Value Per Share—Institutional Plus Shares	$105.63

ETF Shares—Net Assets
Applicable to 24,170,349 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,363,635
Net Asset Value Per Share—ETF Shares	$56.42

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $194,841,000 of collateral received for securities on loan.
4 Securities with a value of $8,298,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $181,769,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	122,602
Interest[1]	69
Security Lending	13,709
Total Income	136,380
Expenses
The Vanguard Group—Note B
Investment Advisory Services	667
Management and Administrative—Investor Shares	2,875
Management and Administrative—Admiral Shares	1,913
Management and Administrative—Signal Shares	580
Management and Administrative—Institutional Shares	1,012
Management and Administrative—Institutional Plus Shares	452
Management and Administrative—ETF Shares	370
Marketing and Distribution—Investor Shares	448
Marketing and Distribution—Admiral Shares	469
Marketing and Distribution—Signal Shares	305
Marketing and Distribution—Institutional Shares	967
Marketing and Distribution—Institutional Plus Shares	240
Marketing and Distribution—ETF Shares	202
Custodian Fees	386
Shareholders’ Reports—Investor Shares	90
Shareholders’ Reports—Admiral Shares	47
Shareholders’ Reports—Signal Shares	37
Shareholders’ Reports—Institutional Shares	60
Shareholders’ Reports—Institutional Plus Shares	17
Shareholders’ Reports—ETF Shares	19
Trustees’ Fees and Expenses	10
Total Expenses	11,166
Net Investment Income	125,214
Realized Net Gain (Loss)
Investment Securities Sold	642,836
Futures Contracts	5,136
Realized Net Gain (Loss)	647,972
Change in Unrealized Appreciation (Depreciation)
Investment Securities	798,846
Futures Contracts	5,708
Change in Unrealized Appreciation (Depreciation)	804,554
Net Increase (Decrease) in Net Assets Resulting from Operations	1,577,740

1 Interest income from an affiliated company of the fund was $68,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,214	194,763
Realized Net Gain (Loss)	647,972	1,546,143
Change in Unrealized Appreciation (Depreciation)	804,554	(2,510,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,577,740	(769,943)
Distributions
Net Investment Income
Investor Shares	(634)	(27,422)
Admiral Shares	(1,274)	(56,649)
Signal Shares	(452)	(20,443)
Institutional Shares	(1,399)	(65,814)
Institutional Plus Shares	(562)	(11,696)
ETF Shares	(307)	(13,071)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(4,628)	(195,095)
Capital Share Transactions
Investor Shares	(95,566)	(506,395)
Admiral Shares	(3,808)	104,983
Signal Shares	50,586	(154,991)
Institutional Shares	(941,527)	425,639
Institutional Plus Shares	3,380,339	1,419,261
ETF Shares	116,905	106,471
Net Increase (Decrease) from Capital Share Transactions	2,506,929	1,394,968
Total Increase (Decrease)	4,080,041	429,930
Net Assets
Beginning of Period	17,851,371	17,421,441
End of Period[1]	21,931,412	17,851,371
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $99,843,000 and ($20,743,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$39.34	$41.26	$32.67	$24.01	$39.89	$38.68
Investment Operations
Net Investment Income	.220	.385	.360	.316	.392	.453
Net Realized and Unrealized Gain (Loss)
on Investments	3.209	(1.923)	8.581	8.670	(15.862)	1.214
Total from Investment Operations	3.429	(1.538)	8.941	8.986	(15.470)	1.667
Distributions
Dividends from Net Investment Income	(.009)	(.382)	(.351)	(.326)	(.410)	(.457)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.382)	(.351)	(.326)	(.410)	(.457)
Net Asset Value, End of Period	$42.76	$39.34	$41.26	$32.67	$24.01	$39.89

Total Return[1]	8.72%	-3.73%	27.37%	37.43%	-38.73%	4.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,894	$2,753	$3,405	$4,309	$3,080	$5,254
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.30%	0.25%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.10%	0.93%	1.07%	1.16%	1.22%	1.13%
Portfolio Turnover Rate[2]	11%	14%	10%	17%	13%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$39.35	$41.28	$32.67	$24.01	$39.90	$38.70
Investment Operations
Net Investment Income	.252	.450	.399	.362	.443	.510
Net Realized and Unrealized Gain (Loss)
on Investments	3.208	(1.932)	8.606	8.673	(15.881)	1.214
Total from Investment Operations	3.460	(1.482)	9.005	9.035	(15.438)	1.724
Distributions
Dividends from Net Investment Income	(.010)	(.448)	(.395)	(.375)	(.452)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.448)	(.395)	(.375)	(.452)	(.524)
Net Asset Value, End of Period	$42.80	$39.35	$41.28	$32.67	$24.01	$39.90

Total Return[1]	8.79%	-3.59%	27.57%	37.65%	-38.63%	4.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,452	$5,018	$5,161	$2,300	$1,705	$2,811
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.13%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.07%	1.21%	1.33%	1.37%	1.28%
Portfolio Turnover Rate[2]	11%	14%	10%	17%	13%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$33.81	$35.46	$28.08	$20.64	$34.29	$33.26
Investment Operations
Net Investment Income	.215	.384	.355	.310	.381	.443
Net Realized and Unrealized Gain (Loss)
on Investments	2.753	(1.652)	7.376	7.451	(13.642)	1.035
Total from Investment Operations	2.968	(1.268)	7.731	7.761	(13.261)	1.478
Distributions
Dividends from Net Investment Income	(.008)	(.382)	(.351)	(.321)	(.389)	(.448)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.382)	(.351)	(.321)	(.389)	(.448)
Net Asset Value, End of Period	$36.77	$33.81	$35.46	$28.08	$20.64	$34.29

Total Return	8.78%	-3.58%	27.53%	37.62%	-38.61%	4.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,017	$1,814	$2,094	$1,661	$1,230	$2,079
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.13%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.07%	1.21%	1.33%	1.37%	1.28%
Portfolio Turnover Rate[1]	11%	14%	10%	17%	13%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$39.34	$41.27	$32.68	$24.02	$39.91	$38.71
Investment Operations
Net Investment Income	.254	.460	.429	.374	.458	.523
Net Realized and Unrealized Gain (Loss)
on Investments	3.216	(1.933)	8.586	8.674	(15.882)	1.214
Total from Investment Operations	3.470	(1.473)	9.015	9.048	(15.424)	1.737
Distributions
Dividends from Net Investment Income	(.010)	(.457)	(.425)	(.388)	(.466)	(.537)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.457)	(.425)	(.388)	(.466)	(.537)
Net Asset Value, End of Period	$42.80	$39.34	$41.27	$32.68	$24.02	$39.91

Total Return	8.82%	-3.57%	27.59%	37.69%	-38.58%	4.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,418	$5,810	$5,648	$3,494	$2,442	$3,175
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.26%	1.09%	1.25%	1.38%	1.41%	1.31%
Portfolio Turnover Rate[1]	11%	14%	10%	17%	13%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months	Jan. 14,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$97.10	$105.13
Investment Operations
Net Investment Income	.646	1.139
Net Realized and Unrealized Gain (Loss) on Investments	7.910	(8.015)
Total from Investment Operations	8.556	(6.876)
Distributions
Dividends from Net Investment Income	(.026)	(1.154)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.026)	(1.154)
Net Asset Value, End of Period	$105.63	$97.10

Total Return	8.81%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,786	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	1.28%	1.11%[2]
Portfolio Turnover Rate[3]	11%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]	2007[1]
Net Asset Value, Beginning of Period	$51.87	$54.42	$43.09	$31.67	$52.62	$51.03
Investment Operations
Net Investment Income	.333	.593	.547	.476	.595	.695
Net Realized and Unrealized Gain (Loss)
on Investments	4.231	(2.553)	11.324	11.438	(20.935)	1.592
Total from Investment Operations	4.564	(1.960)	11.871	11.914	(20.340)	2.287
Distributions
Dividends from Net Investment Income	(.014)	(.590)	(.541)	(.494)	(.610)	(.697)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.590)	(.541)	(.494)	(.610)	(.697)
Net Asset Value, End of Period	$56.42	$51.87	$54.42	$43.09	$31.67	$52.62

Total Return	8.80%	-3.61%	27.55%	37.63%	-38.60%	4.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,364	$1,148	$1,113	$781	$484	$559
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.13%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.07%	1.21%	1.33%	1.39%	1.29%
Portfolio Turnover Rate[2]	11%	14%	10%	17%	13%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Extended Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $3,220,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,805,261	362	435
Temporary Cash Investments	286,770	8,398	—
Futures Contracts—Assets[1]	3,408	—	—
Total	22,095,439	8,760	435
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	1,115	88,687	5,331
E-mini S&P MidCap 400 Index	September 2012	294	27,621	863

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $315,999,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $648,655,000 to offset future net capital gains of $1,525,000 through December 31, 2016, $622,546,000 through December 31, 2017, and $24,584,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $20,620,756,000. Net unrealized appreciation of investment securities for tax purposes was $1,480,470,000, consisting of unrealized gains of $4,009,946,000 on securities that had risen in value since their purchase and $2,529,176,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $4,079,312,000 of investment securities and sold $1,485,833,000 of investment securities, other than temporary cash investments.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	282,225	6,577	666,290	15,954
Issued in Lieu of Cash Distributions	625	14	27,045	685
Redeemed	(378,416)	(8,890)	(1,199,730)	(29,170)
Net Increase (Decrease)—Investor Shares	(95,566)	(2,299)	(506,395)	(12,531)
Admiral Shares
Issued	293,893	6,811	726,259	17,497
Issued in Lieu of Cash Distributions	1,145	25	50,950	1,290
Redeemed	(298,846)	(6,968)	(672,226)	(16,298)
Net Increase (Decrease)—Admiral Shares	(3,808)	(132)	104,983	2,489
Signal Shares
Issued	376,855	10,129	738,224	20,462
Issued in Lieu of Cash Distributions	422	11	19,165	565
Redeemed	(326,691)	(8,963)	(912,380)	(26,419)
Net Increase (Decrease)—Signal Shares	50,586	1,177	(154,991)	(5,392)
Institutional Shares
Issued	1,129,177	26,628	2,291,593	55,415
Issued in Lieu of Cash Distributions	1,358	30	63,942	1,619
Redeemed	(2,072,062)	(47,734)	(1,929,896)	(46,194)
Net Increase (Decrease)—Institutional Shares	(941,527)	(21,076)	425,639	10,840
Institutional Plus Shares[1]
Issued	3,576,837	33,724	1,833,861	17,764
Issued in Lieu of Cash Distributions	562	5	11,696	120
Redeemed	(197,060)	(1,873)	(426,296)	(4,427)
Net Increase (Decrease)—Institutional Plus Shares	3,380,339	31,856	1,419,261	13,457
ETF Shares
Issued	679,624	12,035	1,025,783	18,683
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(562,719)	(10,000)	(919,312)	(17,000)
Net Increase (Decrease)—ETF Shares	116,905	2,035	106,471	1,683
1 Inception was January 14, 2011, for Institutional Plus Shares.

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.32%	1.46%	1.46%	1.48%	1.50%	1.46%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Number of Stocks	453	451	3,694
Median Market Cap	$6.3B	$6.3B	$33.1B
Price/Earnings Ratio	19.1x	19.0x	16.1x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	13.8%	13.8%	18.1%
Earnings Growth Rate	8.3%	8.3%	9.4%
Dividend Yield	1.6%	1.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap 450	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Ross Stores Inc.	Apparel Retail	0.6%
AvalonBay Communities
Inc.	Residential REITs	0.6
Dollar Tree Inc.	General
	Merchandise Stores	0.6
CF Industries Holdings	Fertilizers &
Inc.	Agricultural
	Chemicals	0.6
Liberty Global Inc.	Cable & Satellite	0.5
Health Care REIT Inc.	Specialized REITs	0.5
Teradata Corp.	IT Consulting &
	Other Services	0.5
Cerner Corp.	Health Care
	Technology	0.5
Edwards Lifesciences	Health Care
Corp.	Equipment	0.5
Chipotle Mexican Grill
Inc. Class A	Restaurants	0.5
Top Ten		5.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Consumer Discretionary 18.2%		18.3%	11.9%
Consumer Staples	5.1	5.0	9.8
Energy	7.6	7.6	10.0
Financials	18.3	18.3	15.9
Health Care	9.9	9.9	12.0
Industrials	12.2	12.2	10.8
Information Technology 14.9		14.9	19.1
Materials	6.9	6.9	3.9
Telecommunication
Services	1.1	1.1	2.9
Utilities	5.8	5.8	3.7

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Mid-Cap Index Fund Investor Shares
Spliced Mid-Cap Index

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	-2.88%	0.53%	7.70%
Admiral Shares	11/12/2001	-2.77	0.65	7.81
Signal Shares	3/30/2007	-2.77	0.66	1.751
Institutional Shares	5/21/1998	-2.77	0.69	7.86
Institutional Plus Shares	12/15/2010	-2.73	—	4.77[1]
ETF Shares	1/26/2004
Market Price		-2.71	0.67	6.58[1]
Net Asset Value		-2.78	0.65	6.58[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (18.1%)
	Ross Stores Inc.	2,918,578	182,324
*	Dollar Tree Inc.	3,038,688	163,481
*	Chipotle Mexican Grill Inc.
	Class A	398,937	151,576
	Mattel Inc.	4,327,300	140,378
*	O’Reilly Automotive Inc.	1,625,217	136,144
	Harley-Davidson Inc.	2,942,344	134,553
	Starwood Hotels &
	Resorts Worldwide Inc.	2,503,284	132,774
*	Liberty Interactive Corp.
	Class A	6,968,338	123,967
	Genuine Parts Co.	1,987,809	119,766
	Nordstrom Inc.	2,120,074	105,346
	Wyndham
	Worldwide Corp.	1,868,491	98,544
	PetSmart Inc.	1,424,442	97,118
*	BorgWarner Inc.	1,393,269	91,385
*	Sirius XM Radio Inc.	47,923,964	88,659
*	Liberty Global Inc.
	Class A	1,760,423	87,370
	Tiffany & Co.	1,620,012	85,780
	Family Dollar Stores Inc.	1,277,348	84,918
	Darden Restaurants Inc.	1,639,596	83,013
	Virgin Media Inc.	3,383,565	82,525
*	Lululemon Athletica Inc.	1,282,142	76,454
	Tractor Supply Co.	914,712	75,976
*	CarMax Inc.	2,892,452	75,030
*	Liberty Global Inc.	1,534,372	73,266
	Ulta Salon Cosmetics
	& Fragrance Inc.	762,593	71,211
	PVH Corp.	878,111	68,308
	DR Horton Inc.	3,639,030	66,885
	Scripps Networks
	Interactive Inc. Class A	1,175,988	66,867
	Newell Rubbermaid Inc.	3,680,178	66,758
	Advance Auto Parts Inc.	930,994	63,512
	Autoliv Inc.	1,139,946	62,309

			Market
			Value•
		Shares	($000)
	Interpublic Group of
	Cos. Inc.	5,692,688	61,766
	Lennar Corp. Class A	1,945,276	60,129
	International
	Game Technology	3,796,278	59,791
	Whirlpool Corp.	977,547	59,787
	H&R Block Inc.	3,737,554	59,726
*	LKQ Corp.	1,785,201	59,626
	Polaris Industries Inc.	829,861	59,318
	Expedia Inc.	1,233,593	59,299
	Foot Locker Inc.	1,938,256	59,272
	Dick’s Sporting Goods Inc.	1,232,731	59,171
*	TripAdvisor Inc.	1,316,782	58,847
	Garmin Ltd.	1,490,076	57,055
*	Toll Brothers Inc.	1,913,588	56,891
*	Sally Beauty Holdings Inc.	2,063,334	53,110
*	Apollo Group Inc. Class A	1,445,975	52,330
*	MGM Resorts
	International	4,678,509	52,212
*	NVR Inc.	61,323	52,125
*	Mohawk Industries Inc.	746,363	52,119
*	Fossil Inc.	670,120	51,291
*	Panera Bread Co. Class A	361,712	50,437
	Hasbro Inc.	1,477,332	50,037
*	TRW Automotive
	Holdings Corp.	1,342,257	49,341
	Signet Jewelers Ltd.	1,108,957	48,805
	Lear Corp.	1,281,790	48,362
	JC Penney Co. Inc.	2,067,687	48,198
*	PulteGroup Inc.	4,397,039	47,048
	Royal Caribbean
	Cruises Ltd.	1,805,178	46,989
*	Under Armour Inc. Class A	491,133	46,402
*	Netflix Inc.	671,747	45,995
	Gannett Co. Inc.	3,025,500	44,566
	American Eagle
	Outfitters Inc.	2,226,585	43,931
	Williams-Sonoma Inc.	1,182,251	41,343
*	Urban Outfitters Inc.	1,473,088	40,643

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Tupperware Brands Corp.	716,807	39,252
	Gentex Corp.	1,839,833	38,397
	Leggett & Platt Inc.	1,788,052	37,782
	Abercrombie & Fitch Co.	1,093,565	37,334
*	Goodyear Tire &
	Rubber Co.	3,122,843	36,881
*	Charter
	Communications Inc.
	Class A	513,443	36,388
	Harman International
	Industries Inc.	896,244	35,491
	Dunkin’ Brands Group Inc.	998,327	34,283
	Cablevision Systems Corp.
	Class A	2,530,329	33,628
*	Delphi Automotive plc	1,257,467	32,065
^	GameStop Corp. Class A	1,742,084	31,985
*,^	Sears Holdings Corp.	475,138	28,366
	Guess? Inc.	888,570	26,986
	DeVry Inc.	762,905	23,627
	Washington Post Co.
	Class B	61,186	22,873
*	Lamar Advertising Co.
	Class A	798,221	22,829
*,^	Deckers Outdoor Corp.	493,983	21,740
*	Hyatt Hotels Corp. Class A	581,969	21,626
*,^	AutoNation Inc.	588,009	20,745
*	Tempur-Pedic
	International Inc.	814,611	19,054
	Weight Watchers
	International Inc.	353,344	18,218
	Lennar Corp. Class B	63,528	1,527
			5,313,236
Consumer Staples (5.0%)
*	Monster Beverage Corp.	1,891,362	134,665
	Dr Pepper Snapple
	Group Inc.	2,706,283	118,400
	Bunge Ltd.	1,859,120	116,641
	Beam Inc.	1,799,935	112,478
	JM Smucker Co.	1,446,606	109,248
	Coca-Cola Enterprises Inc.	3,860,213	108,240
	Church & Dwight Co. Inc.	1,817,779	100,832
	McCormick & Co. Inc.	1,538,783	93,327
	Tyson Foods Inc. Class A	3,816,203	71,859
	Herbalife Ltd.	1,484,269	71,735
*	Energizer Holdings Inc.	841,569	63,328
	Safeway Inc.	3,419,878	62,071
*	Constellation Brands Inc.
	Class A	2,246,922	60,802
	Hormel Foods Corp.	1,853,062	56,370
	Ingredion Inc.	973,874	48,226
*	Ralcorp Holdings Inc.	704,471	47,016
*	Smithfield Foods Inc.	1,952,585	42,235
*	Green Mountain Coffee
	Roasters Inc.	1,680,819	36,608
	Hillshire Brands Co.	1,074,668	31,155
			1,485,236

			Market
			Value•
		Shares	($000)
Energy (7.6%)
	Pioneer Natural
	Resources Co.	1,494,771	131,854
	Range Resources Corp.	2,064,726	127,745
*	FMC Technologies Inc.	3,051,872	119,725
*	Concho Resources Inc.	1,257,698	107,055
	Cabot Oil & Gas Corp.	2,678,495	105,533
	EQT Corp.	1,911,166	102,496
	HollyFrontier Corp.	2,525,238	89,469
	CONSOL Energy Inc.	2,897,882	87,632
*	Kinder Morgan
	Management LLC	1,149,683	84,410
*	Denbury Resources Inc.	4,982,054	75,279
	Core Laboratories NV	607,911	70,457
	QEP Resources Inc.	2,265,007	67,882
	Oceaneering
	International Inc.	1,378,585	65,979
	Sunoco Inc.	1,363,061	64,745
*	Whiting Petroleum Corp.	1,498,942	61,636
	Cimarex Energy Co.	1,093,580	60,278
	Helmerich & Payne Inc.	1,370,284	59,580
*	Plains Exploration &
	Production Co.	1,635,846	57,549
*	Cobalt International
	Energy Inc.	2,342,102	55,039
*	Nabors Industries Ltd.	3,686,138	53,080
*	Rowan Cos. plc Class A	1,576,864	50,980
*	Newfield Exploration Co.	1,721,469	50,456
*	Ultra Petroleum Corp.	1,947,416	44,927
*	Tesoro Corp.	1,797,904	44,876
*	Dresser-Rand Group Inc.	960,831	42,795
	Energen Corp.	920,828	41,557
*	WPX Energy Inc.	2,536,362	41,038
*	Superior Energy
	Services Inc.	2,012,395	40,711
	SM Energy Co.	818,707	40,207
*	Continental Resources Inc.	577,465	38,471
*	McDermott
	International Inc.	3,001,617	33,438
*	SandRidge Energy Inc.	4,687,381	31,359
	Patterson-UTI Energy Inc.	1,989,783	28,971
*	Alpha Natural
	Resources Inc.	2,809,611	24,472
	Arch Coal Inc.	2,723,090	18,762
*	Laredo Petroleum
	Holdings Inc.	326,331	6,788
			2,227,231
Financials (18.3%)
	AvalonBay
	Communities Inc.	1,215,407	171,956
	Health Care REIT Inc.	2,684,206	156,489
	Host Hotels & Resorts Inc.	9,031,973	142,886
	American Capital
	Agency Corp.	3,828,971	128,692
*	IntercontinentalExchange
	Inc.	926,298	125,958

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Regions Financial Corp.	18,025,800	121,674
	Digital Realty Trust Inc.	1,534,956	115,229
	Principal Financial
	Group Inc.	3,848,110	100,936
	SLM Corp.	6,418,183	100,830
	Macerich Co.	1,684,978	99,498
	Kimco Realty Corp.	5,194,277	98,847
	KeyCorp	12,161,262	94,128
	Moody’s Corp.	2,560,845	93,599
	SL Green Realty Corp.	1,102,557	88,469
*	CIT Group Inc.	2,434,337	86,760
	UDR Inc.	3,347,582	86,502
	XL Group plc Class A	4,029,541	84,782
	Federal Realty
	Investment Trust	812,829	84,607
	NYSE Euronext	3,297,271	84,344
	Plum Creek Timber
	Co. Inc.	2,060,389	81,797
	Lincoln National Corp.	3,718,924	81,333
	Willis Group Holdings plc	2,222,936	81,115
	Comerica Inc.	2,522,759	77,474
	Cincinnati Financial Corp.	1,968,012	74,922
*	Affiliated Managers
	Group Inc.	660,780	72,322
	Realty Income Corp.	1,702,731	71,123
	Everest Re Group Ltd.	686,003	70,995
	Unum Group	3,708,461	70,943
	Huntington
	Bancshares Inc.	11,030,182	70,593
	Rayonier Inc.	1,562,967	70,177
	New York Community
	Bancorp Inc.	5,580,840	69,928
	Essex Property Trust Inc.	444,151	68,364
	Camden Property Trust	1,005,980	68,075
*	Arch Capital Group Ltd.	1,714,441	68,046
*	CBRE Group Inc. Class A	3,975,576	65,040
	Torchmark Corp.	1,278,463	64,626
	PartnerRe Ltd.	834,821	63,171
	WR Berkley Corp.	1,495,459	58,203
	Alexandria Real Estate
	Equities Inc.	790,546	57,489
	Taubman Centers Inc.	741,171	57,189
	Leucadia National Corp.	2,652,850	56,426
*	Alleghany Corp.	161,855	54,990
	Liberty Property Trust	1,487,355	54,794
	Regency Centers Corp.	1,147,440	54,584
	People’s United
	Financial Inc.	4,583,298	53,212
*	MSCI Inc. Class A	1,549,828	52,725
	Arthur J Gallagher & Co.	1,497,681	52,524
*	Markel Corp.	116,644	51,522
	Raymond James
	Financial Inc.	1,475,991	50,538
	RenaissanceRe
	Holdings Ltd.	657,118	49,948

			Market
			Value
		Shares	($000)
	Reinsurance Group of
	America Inc. Class A	936,937	49,854
	Fidelity National
	Financial Inc. Class A	2,546,359	49,043
	Axis Capital Holdings Ltd.	1,502,666	48,912
	Duke Realty Corp.	3,307,729	48,425
	Senior Housing
	Properties Trust	2,076,840	46,355
	Zions Bancorporation	2,351,250	45,661
	Ares Capital Corp.	2,829,086	45,152
	Brown & Brown Inc.	1,555,961	42,431
	Legg Mason Inc.	1,605,839	42,346
	HCC Insurance
	Holdings Inc.	1,328,032	41,700
	DDR Corp.	2,829,361	41,422
	Cullen/Frost Bankers Inc.	704,327	40,492
	Eaton Vance Corp.	1,471,365	39,653
	Jones Lang LaSalle Inc.	557,103	39,203
*	First Republic Bank	1,164,127	39,115
	Hospitality
	Properties Trust	1,577,316	39,070
	Assurant Inc.	1,117,367	38,929
	Hudson City Bancorp Inc.	6,062,913	38,621
	Weingarten Realty
	Investors	1,466,039	38,616
	Piedmont Office Realty
	Trust Inc. Class A	2,204,360	37,937
	NASDAQ OMX Group Inc.	1,660,578	37,645
	White Mountains
	Insurance Group Ltd.	71,985	37,558
	American Financial
	Group Inc.	937,582	36,781
	Commerce
	Bancshares Inc.	965,658	36,598
	SEI Investments Co.	1,803,985	35,881
*	Genworth Financial Inc.
	Class A	6,274,693	35,515
	CBOE Holdings Inc.	1,133,623	31,379
	Chimera
	Investment Corp.	13,117,571	30,958
	Assured Guaranty Ltd.	2,096,880	29,566
	Erie Indemnity Co.
	Class A	365,816	26,196
	Old Republic
	International Corp.	3,101,726	25,713
	Validus Holdings Ltd.	772,095	24,730
	LPL Financial Holdings Inc.	705,638	23,829
	Jefferies Group Inc.	1,709,094	22,201
	BOK Financial Corp.	354,914	20,656
			5,368,517
Health Care (9.9%)
*	Cerner Corp.	1,840,481	152,134
*	Edwards
	Lifesciences Corp.	1,467,719	151,615

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Vertex
	Pharmaceuticals Inc.	2,684,912	150,140
	Perrigo Co.	1,131,118	133,393
	AmerisourceBergen Corp.
	Class A	3,290,560	129,484
	Quest Diagnostics Inc.	2,021,244	121,073
*	Watson
	Pharmaceuticals Inc.	1,623,271	120,106
*	DaVita Inc.	1,195,683	117,428
*	Mylan Inc.	5,449,837	116,463
*	Laboratory Corp. of
	America Holdings	1,240,793	114,910
	CR Bard Inc.	1,019,368	109,521
*	Regeneron
	Pharmaceuticals Inc.	937,330	107,062
*	Life Technologies Corp.	2,274,776	102,342
*	Waters Corp.	1,136,895	90,349
*	Henry Schein Inc.	1,146,019	89,951
*	Varian Medical
	Systems Inc.	1,442,331	87,650
*	CareFusion Corp.	2,868,135	73,654
*	Hospira Inc.	2,102,999	73,563
	DENTSPLY
	International Inc.	1,812,533	68,532
*	IDEXX Laboratories Inc.	702,858	67,566
*	Illumina Inc.	1,561,618	63,074
*	Mettler-Toledo
	International Inc.	401,736	62,611
*	Hologic Inc.	3,365,980	60,722
*	ResMed Inc.	1,839,842	57,403
	Coventry Health Care Inc.	1,801,674	57,275
*	Amylin
	Pharmaceuticals Inc.	1,949,356	55,030
	Universal Health
	Services Inc. Class B	1,141,713	49,276
*	Gen-Probe Inc.	577,461	47,467
*	Endo Health Solutions Inc.	1,489,255	46,137
	Omnicare Inc.	1,450,692	45,305
*	Warner Chilcott plc
	Class A	2,228,765	39,940
	Patterson Cos. Inc.	1,132,128	39,024
*	Covance Inc.	747,170	35,752
*	Human Genome
	Sciences Inc.	2,542,437	33,382
*	Allscripts Healthcare
	Solutions Inc.	2,311,212	25,262
*	Bio-Rad Laboratories Inc.
	Class A	250,216	25,024
			2,919,620
Industrials (12.3%)
	WW Grainger Inc.	760,680	145,472
	Fastenal Co.	3,580,398	144,326
	Cooper Industries plc	2,023,366	137,953
	Roper Industries Inc.	1,236,833	121,927
*	Delta Air Lines Inc.	10,792,997	118,183

			Market
			Value•
		Shares	($000)
*	United Continental
	Holdings Inc.	4,237,450	103,097
	AMETEK Inc.	2,048,669	102,249
*	Stericycle Inc.	1,081,587	99,149
	Kansas City Southern	1,403,312	97,614
	L-3 Communications
	Holdings Inc.	1,263,066	93,479
	Southwest Airlines Co.	9,866,182	90,966
	Textron Inc.	3,569,720	88,779
*	Verisk Analytics Inc.
	Class A	1,788,094	88,081
*	TransDigm Group Inc.	614,368	82,510
	Pall Corp.	1,473,102	80,741
	Flowserve Corp.	695,733	79,835
	Joy Global Inc.	1,367,271	77,565
*	IHS Inc. Class A	713,517	76,867
	Equifax Inc.	1,529,334	71,267
	JB Hunt Transport
	Services Inc.	1,194,818	71,211
*	Quanta Services Inc.	2,646,904	63,711
	Masco Corp.	4,592,513	63,698
*	Jacobs Engineering
	Group Inc.	1,640,284	62,101
	Donaldson Co. Inc.	1,801,426	60,114
	Xylem Inc.	2,357,155	59,330
*	BE Aerospace Inc.	1,326,375	57,909
	Cintas Corp.	1,489,901	57,525
*	AGCO Corp.	1,240,192	56,714
	Iron Mountain Inc.	1,637,362	53,967
	Hubbell Inc. Class B	660,584	51,486
	Robert Half
	International Inc.	1,724,310	49,264
	Timken Co.	1,060,094	48,542
	Pentair Inc.	1,258,407	48,172
	KBR Inc.	1,890,240	46,708
	Snap-on Inc.	743,999	46,314
	Towers Watson & Co.
	Class A	747,881	44,798
	Waste Connections Inc.	1,494,944	44,729
*	Hertz Global Holdings Inc.	3,463,554	44,333
*	WABCO Holdings Inc.	824,615	43,647
	Dun & Bradstreet Corp.	609,429	43,373
	SPX Corp.	654,296	42,739
*	Nielsen Holdings NV	1,611,167	42,245
*	Owens Corning	1,466,833	41,863
	IDEX Corp.	1,070,174	41,715
	MSC Industrial
	Direct Co. Inc. Class A	597,639	39,175
^	Pitney Bowes Inc.	2,551,161	38,191
	Manpower Inc.	1,023,389	37,507
	Avery Dennison Corp.	1,358,879	37,152
*	Spirit Aerosystems
	Holdings Inc. Class A	1,514,047	36,080
	URS Corp.	1,016,539	35,457
	Gardner Denver Inc.	646,943	34,230
*	Copart Inc.	1,413,156	33,478

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Babcock & Wilcox Co.	1,357,830	33,267
*	Sensata Technologies
	Holding NV	1,126,618	30,171
^	RR Donnelley & Sons Co.	2,279,435	26,829
*	Foster Wheeler AG	1,375,969	23,846
*	Navistar International Corp.	793,902	22,523
*	AECOM Technology Corp.	1,345,748	22,138
			3,636,312
Information Technology (14.9%)
*	Teradata Corp.	2,135,600	153,785
*	Red Hat Inc.	2,465,416	139,247
*	Fiserv Inc.	1,769,148	127,768
	Seagate Technology plc	5,155,173	127,487
	Amphenol Corp. Class A	2,084,235	114,466
*	SanDisk Corp.	3,094,221	112,877
	Xilinx Inc.	3,342,334	112,202
*	NVIDIA Corp.	7,795,017	107,727
	Avago Technologies Ltd.	2,957,774	106,184
	KLA-Tencor Corp.	2,128,423	104,825
*	Equinix Inc.	595,593	104,616
*	Autodesk Inc.	2,883,605	100,897
	Fidelity National
	Information Services Inc.	2,956,649	100,763
*	F5 Networks Inc.	1,010,942	100,649
*	Lam Research Corp.	2,571,619	97,053
	Maxim Integrated
	Products Inc.	3,723,295	95,465
	Linear Technology Corp.	2,923,023	91,578
*	Western Digital Corp.	2,998,924	91,407
*	BMC Software Inc.	2,096,375	89,473
*	VeriSign Inc.	2,036,351	88,724
*	Alliance Data
	Systems Corp.	638,829	86,242
	Microchip Technology Inc.	2,450,773	81,072
*	Micron Technology Inc.	12,609,620	79,567
*	ANSYS Inc.	1,187,812	74,963
*	Nuance
	Communications Inc.	3,146,307	74,945
*	Trimble Navigation Ltd.	1,592,316	73,262
*	Akamai Technologies Inc.	2,268,840	72,036
*	Skyworks Solutions Inc.	2,404,310	65,806
*	TIBCO Software Inc.	2,126,260	63,618
	Harris Corp.	1,453,081	60,811
*	Rackspace Hosting Inc.	1,373,872	60,368
*	Informatica Corp.	1,370,044	58,035
*	LinkedIn Corp. Class A	543,031	57,708
*	Avnet Inc.	1,850,856	57,117
*	Flextronics
	International Ltd.	8,766,919	54,355
*	Synopsys Inc.	1,838,126	54,096
*	Electronic Arts Inc.	4,228,728	52,225
*	MICROS Systems Inc.	1,019,859	52,217
*	Gartner Inc.	1,191,404	51,290
	FactSet Research
	Systems Inc.	546,882	50,827

			Market
			Value•
		Shares	($000)
	Computer Sciences Corp.	1,980,170	49,148
	Total System Services Inc.	2,050,079	49,058
	Jabil Circuit Inc.	2,407,906	48,953
*	Arrow Electronics Inc.	1,427,816	46,847
*	LSI Corp.	7,237,229	46,101
*	VeriFone Systems Inc.	1,363,343	45,113
	IAC/InterActiveCorp	963,868	43,952
*	Advanced Micro
	Devices Inc.	7,581,185	43,440
	Global Payments Inc.	1,000,626	43,257
	SAIC Inc.	3,485,543	42,245
*	ON Semiconductor Corp.	5,773,471	40,992
*	Atmel Corp.	5,758,192	38,580
	FLIR Systems Inc.	1,967,059	38,358
	Solera Holdings Inc.	894,587	37,385
*	Fortinet Inc.	1,597,317	37,090
*	Cree Inc.	1,408,376	36,153
*	Ingram Micro Inc.	1,916,655	33,484
*	Riverbed Technology Inc.	1,910,894	30,861
*	Rovi Corp.	1,402,502	27,517
*	Dolby Laboratories Inc.
	Class A	656,037	27,094
	Lexmark International Inc.
	Class A	904,720	24,047
*	Polycom Inc.	2,266,224	23,841
	Molex Inc.	943,120	22,578
	Molex Inc. Class A	834,892	16,890
*	Acme Packet Inc.	735,592	13,719
*,^	Zynga Inc. Class A	1,888,632	10,274
*	Freescale
	Semiconductor Ltd.	626,068	6,417
			4,371,147
Materials (6.9%)
	CF Industries Holdings Inc.	835,515	161,873
	Sherwin-Williams Co.	1,129,826	149,532
	Sigma-Aldrich Corp.	1,540,681	113,903
	FMC Corp.	1,782,944	95,352
	Cliffs Natural
	Resources Inc.	1,812,816	89,354
	Eastman Chemical Co.	1,748,517	88,073
	Ball Corp.	1,893,304	77,720
	Airgas Inc.	828,614	69,612
	Ashland Inc.	999,618	69,284
	Celanese Corp. Class A	1,999,835	69,234
	Albemarle Corp.	1,135,332	67,711
*	Crown Holdings Inc.	1,899,021	65,497
	Vulcan Materials Co.	1,649,243	65,491
	MeadWestvaco Corp.	2,181,551	62,720
	Valspar Corp.	1,131,898	59,413
	International Flavors
	& Fragrances Inc.	1,032,684	56,591
	Rock-Tenn Co. Class A	900,774	49,137
	Reliance Steel &
	Aluminum Co.	957,535	48,355

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Martin Marietta
	Materials Inc.	582,640	45,924
*	WR Grace & Co.	896,315	45,219
	Aptargroup Inc.	844,043	43,088
	Allegheny
	Technologies Inc.	1,294,376	41,278
	Bemis Co. Inc.	1,316,451	41,258
	United States Steel Corp.	1,927,282	39,702
	Sonoco Products Co.	1,283,916	38,710
*	Owens-Illinois Inc.	1,994,502	38,235
	Domtar Corp.	469,329	36,002
	Sealed Air Corp.	2,329,222	35,963
	Walter Energy Inc.	797,463	35,216
	Huntsman Corp.	2,581,930	33,410
	Steel Dynamics Inc.	2,657,126	31,221
	Scotts Miracle-Gro Co.
	Class A	543,827	22,362
*,^	Molycorp Inc.	846,111	18,234
	Greif Inc. Class A	318,953	13,077
	Titanium Metals Corp.	1,118,311	12,648
			2,030,399
Telecommunication Services (1.1%)
*	SBA Communications
	Corp. Class A	1,477,288	84,279
	Windstream Corp.	7,483,848	72,294
^	Frontier
	Communications Corp.	12,705,718	48,663
*	Level 3
	Communications Inc.	1,861,528	41,233
	Telephone & Data
	Systems Inc.	1,229,393	26,174
*	MetroPCS
	Communications Inc.	3,934,721	23,805
*	NII Holdings Inc.	2,185,431	22,357
*	United States
	Cellular Corp.	164,089	6,337
			325,142
Utilities (5.8%)
	DTE Energy Co.	2,162,499	128,301
	Wisconsin Energy Corp.	2,940,896	116,371
	CenterPoint Energy Inc.	5,166,849	106,799
	ONEOK Inc.	2,519,788	106,612
	Ameren Corp.	3,091,705	103,696
	NiSource Inc.	3,601,016	89,125
	CMS Energy Corp.	3,284,823	77,193
	American Water
	Works Co. Inc.	2,243,079	76,893
	SCANA Corp.	1,579,487	75,563
	Pinnacle West
	Capital Corp.	1,394,699	72,162
*	Calpine Corp.	3,992,465	65,916
	OGE Energy Corp.	1,251,491	64,815
	Alliant Energy Corp.	1,417,205	64,582
	AGL Resources Inc.	1,494,217	57,901

		Market
		Value
	Shares	($000)
Pepco Holdings Inc.	2,904,407	56,839
Integrys Energy Group Inc.	998,968	56,811
NV Energy Inc.	3,011,508	52,942
* NRG Energy Inc.	2,907,391	50,472
MDU Resources
Group Inc.	2,290,470	49,497
TECO Energy Inc.	2,617,830	47,278
ITC Holdings Corp.	655,355	45,161
Aqua America Inc.	1,773,330	44,262
National Fuel Gas Co.	901,746	42,364
UGI Corp.	1,431,753	42,137
		1,693,692
Total Common Stocks
(Cost $26,824,862)		29,370,532
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market
Liquidity Fund,
0.148%	86,390,864	86,391

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States
Treasury Note/Bond,
0.375%, 8/31/12	10,500	10,503
Total Temporary Cash Investments
(Cost $96,894)		96,894
Total Investments (100.2%)
(Cost $26,921,756)		29,467,426
Other Assets and Liabilities (-0.2%)
Other Assets		200,773
Liabilities[3]		(249,430)
		(48,657)
Net Assets (100%)		29,418,769

Mid-Cap Index Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	28,908,630
Undistributed Net Investment Income	121,822
Accumulated Net Realized Losses	(2,158,338)
Unrealized Appreciation (Depreciation)
Investment Securities	2,545,670
Futures Contracts	985
Net Assets	29,418,769

Investor Shares—Net Assets
Applicable to 189,407,971 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,986,787
Net Asset Value Per Share—
Investor Shares	$21.05

Admiral Shares—Net Assets
Applicable to 67,006,907 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,403,576
Net Asset Value Per Share—
Admiral Shares	$95.57

Signal Shares—Net Assets
Applicable to 143,235,532 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,319,548
Net Asset Value Per Share—
Signal Shares	$30.16

Amount
($000)
Institutional Shares—Net Assets
Applicable to 300,426,384 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,342,204
Net Asset Value Per Share—
Institutional Shares	$21.11

Institutional Plus Shares—Net Assets
Applicable to 46,064,317 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,796,400
Net Asset Value Per Share—
Institutional Plus Shares	$104.12

ETF Shares—Net Assets
Applicable to 46,265,887 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,570,254
Net Asset Value Per Share—
ETF Shares	$77.17

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $64,376,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $65,924,000 of collateral received for securities on loan.
4 Securities with a value of $2,001,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	164,892
Interest[1]	45
Security Lending	3,815
Total Income	168,752
Expenses
The Vanguard Group—Note B
Investment Advisory Services	944
Management and Administrative—Investor Shares	4,084
Management and Administrative—Admiral Shares	2,321
Management and Administrative—Signal Shares	1,250
Management and Administrative—Institutional Shares	1,216
Management and Administrative—Institutional Plus Shares	670
Management and Administrative—ETF Shares	1,079
Marketing and Distribution—Investor Shares	694
Marketing and Distribution—Admiral Shares	566
Marketing and Distribution—Signal Shares	617
Marketing and Distribution—Institutional Shares	985
Marketing and Distribution—Institutional Plus Shares	381
Marketing and Distribution—ETF Shares	495
Custodian Fees	248
Shareholders’ Reports—Investor Shares	147
Shareholders’ Reports—Admiral Shares	72
Shareholders’ Reports—Signal Shares	37
Shareholders’ Reports—Institutional Shares	69
Shareholders’ Reports—Institutional Plus Shares	22
Shareholders’ Reports—ETF Shares	67
Trustees’ Fees and Expenses	13
Total Expenses	15,977
Net Investment Income	152,775
Realized Net Gain (Loss)
Investment Securities Sold	523,624
Futures Contracts	1,360
Realized Net Gain (Loss)	524,984
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,136,178
Futures Contracts	819
Change in Unrealized Appreciation (Depreciation)	1,136,997
Net Increase (Decrease) in Net Assets Resulting from Operations	1,814,756

1 Interest income from an affiliated company of the fund was $41,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,775	345,806
Realized Net Gain (Loss)	524,984	2,825,967
Change in Unrealized Appreciation (Depreciation)	1,136,997	(3,704,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,814,756	(532,707)
Distributions
Net Investment Income
Investor Shares	(404)	(49,002)
Admiral Shares	(810)	(80,364)
Signal Shares	(683)	(48,089)
Institutional Shares	(609)	(76,730)
Institutional Plus Shares	(421)	(48,066)
ETF Shares	(371)	(43,959)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(3,298)	(346,210)
Capital Share Transactions
Investor Shares	(478,823)	(1,341,194)
Admiral Shares	(13,726)	155,984
Signal Shares	479,823	918,741
Institutional Shares	357,245	(2,014,198)
Institutional Plus Shares	1,170,307	3,119,928
ETF Shares	101,132	(28,623)
Net Increase (Decrease) from Capital Share Transactions	1,615,958	810,638
Total Increase (Decrease)	3,427,416	(68,279)
Net Assets
Beginning of Period	25,991,353	26,059,632
End of Period[1]	29,418,769	25,991,353
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $121,822,000 and ($27,655,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.65	$20.31	$16.36	$11.80	$20.70	$19.78
Investment Operations
Net Investment Income	.095	.233	.214	.171	.224	.269
Net Realized and Unrealized Gain (Loss)
on Investments	1.307	(.661)	3.951	4.571	(8.894)	.918
Total from Investment Operations	1.402	(.428)	4.165	4.742	(8.670)	1.187
Distributions
Dividends from Net Investment Income	(.002)	(.232)	(.215)	(.182)	(.230)	(.267)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.232)	(.215)	(.182)	(.230)	(.267)
Net Asset Value, End of Period	$21.05	$19.65	$20.31	$16.36	$11.80	$20.70

Total Return[1]	7.13%	-2.11%	25.46%	40.22%	-41.82%	6.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,987	$4,168	$5,602	$6,789	$4,652	$8,075
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.27%	0.22%	0.21%
Ratio of Net Investment Income to
Average Net Assets	0.95%	1.15%	1.25%	1.32%	1.36%	1.30%
Portfolio Turnover Rate[2]	15%	22%	16%	21%	24%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$89.15	$92.17	$74.23	$53.49	$93.93	$89.73
Investment Operations
Net Investment Income	.505	1.212	1.049	.855	1.099	1.327
Net Realized and Unrealized Gain (Loss)
on Investments	5.927	(3.023)	17.946	20.782	(40.405)	4.188
Total from Investment Operations	6.432	(1.811)	18.995	21.637	(39.306)	5.515
Distributions
Dividends from Net Investment Income	(.012)	(1.209)	(1.055)	(.897)	(1.134)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(1.209)	(1.055)	(.897)	(1.134)	(1.315)
Net Asset Value, End of Period	$95.57	$89.15	$92.17	$74.23	$53.49	$93.93

Total Return[1]	7.21%	-1.97%	25.59%	40.48%	-41.78%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,404	$5,989	$6,036	$2,184	$1,601	$2,975
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.29%	1.39%	1.45%	1.47%	1.41%
Portfolio Turnover Rate[2]	15%	22%	16%	21%	24%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares

Six Months						March 30,
	Ended					2007[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$28.13	$29.09	$23.43	$16.89	$29.66	$29.63
Investment Operations
Net Investment Income	.160	.382	.341	.271	.349	.300
Net Realized and Unrealized Gain (Loss)
on Investments	1.875	(.961)	5.662	6.552	(12.759)	.138
Total from Investment Operations	2.035	(.579)	6.003	6.823	(12.410)	.438
Distributions
Dividends from Net Investment Income	(.005)	(.381)	(.343)	(.283)	(.360)	(.408)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.381)	(.343)	(.283)	(.360)	(.408)
Net Asset Value, End of Period	$30.16	$28.13	$29.09	$23.43	$16.89	$29.66

Total Return	7.23%	-1.99%	25.62%	40.43%	-41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,320	$3,589	$2,831	$2,346	$1,609	$2,458
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.29%	1.39%	1.45%	1.47%	1.41%[2]
Portfolio Turnover Rate[3]	15%	22%	16%	21%	24%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.69	$20.36	$16.40	$11.82	$20.76	$19.83
Investment Operations
Net Investment Income	.114	.271	.247	.197	.250	.300
Net Realized and Unrealized Gain (Loss)
on Investments	1.308	(.669)	3.962	4.588	(8.933)	.928
Total from Investment Operations	1.422	(.398)	4.209	4.785	(8.683)	1.228
Distributions
Dividends from Net Investment Income	(.002)	(.272)	(.249)	(.205)	(.257)	(.298)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.272)	(.249)	(.205)	(.257)	(.298)
Net Asset Value, End of Period	$21.11	$19.69	$20.36	$16.40	$11.82	$20.76

Total Return	7.22%	-1.96%	25.67%	40.51%	-41.76%	6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,342	$5,611	$7,795	$5,960	$3,820	$6,162
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.11%	1.31%	1.43%	1.51%	1.51%	1.44%
Portfolio Turnover Rate[1]	15%	22%	16%	21%	24%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

		Six Months	Year	Dec. 15,
		Ended	Ended	2010[1] to
		June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period		2012	2011	2010
Net Asset Value, Beginning of Period		$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	`	.573	1.358	.079[2]
Net Realized and Unrealized Gain (Loss) on Investments		6.439	(3.280)	2.078
Total from Investment Operations		7.012	(1.922)	2.157
Distributions
Dividends from Net Investment Income		(.012)	(1.358)	(1.207)
Distributions from Realized Capital Gains		—	—	—
Total Distributions		(.012)	(1.358)	(1.207)
Net Asset Value, End of Period		$104.12	$97.12	$100.40

Total Return		7.22%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)		$4,796	$3,393	$440
Ratio of Total Expenses to Average Net Assets		0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets		1.13%	1.33%	1.45%[3]
Portfolio Turnover Rate[4]		15%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$71.99	$74.42	$59.97	$43.21	$75.90	$72.48
Investment Operations
Net Investment Income	.409	.976	.882	.696	.895	1.042
Net Realized and Unrealized Gain (Loss)
on Investments	4.779	(2.430)	14.454	16.794	(32.656)	3.403
Total from Investment Operations	5.188	(1.454)	15.336	17.490	(31.761)	4.445
Distributions
Dividends from Net Investment Income	(.008)	(.976)	(.886)	(.730)	(.929)	(1.025)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.976)	(.886)	(.730)	(.929)	(1.025)
Net Asset Value, End of Period	$77.17	$71.99	$74.42	$59.97	$43.21	$75.90

Total Return	7.21%	-1.96%	25.57%	40.49%	-41.79%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,570	$3,241	$3,356	$2,207	$1,113	$1,087
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.29%	1.39%	1.45%	1.46%	1.38%
Portfolio Turnover Rate[1]	15%	22%	16%	21%	24%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Mid-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $4,318,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,370,532	—	—
Temporary Cash Investments	86,391	10,503	—
Futures Contracts—Assets[1]	898	—	—
Total	29,457,821	10,503	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2012	335	31,473	985

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $421,199,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $2,258,323,000 to offset future net capital gains of $1,696,225,000 through December 31, 2017, and $562,098,000 through December 31, 2018. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $26,921,756,000. Net unrealized appreciation of investment securities for tax purposes was $2,545,670,000, consisting of unrealized gains of $5,419,538,000 on securities that had risen in value since their purchase and $2,873,868,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $4,903,313,000 of investment securities and sold $3,116,980,000 of investment securities, other than temporary cash investments.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	429,589	20,032	1,146,320	55,156
Issued in Lieu of Cash Distributions	382	17	46,815	2,381
Redeemed	(908,794)	(42,766)	(2,534,329)	(121,277)
Net Increase (Decrease)—Investor Shares	(478,823)	(22,717)	(1,341,194)	(63,740)
Admiral Shares
Issued	386,246	3,969	990,434	10,647
Issued in Lieu of Cash Distributions	728	7	72,441	812
Redeemed	(400,700)	(4,144)	(906,891)	(9,768)
Net Increase (Decrease)—Admiral Shares	(13,726)	(168)	155,984	1,691
Signal Shares
Issued	981,474	32,080	2,021,498	67,642
Issued in Lieu of Cash Distributions	591	18	41,582	1,477
Redeemed	(502,242)	(16,420)	(1,144,339)	(38,895)
Net Increase (Decrease)—Signal Shares	479,823	15,678	918,741	30,224
Institutional Shares
Issued	1,157,658	54,020	2,201,275	106,208
Issued in Lieu of Cash Distributions	574	26	72,105	3,658
Redeemed	(800,987)	(38,582)	(4,287,578)	(207,796)
Net Increase (Decrease)—Institutional Shares	357,245	15,464	(2,014,198)	(97,930)
Institutional Plus Shares
Issued	1,471,642	13,996	3,748,008	36,958
Issued in Lieu of Cash Distributions	421	4	48,066	495
Redeemed	(301,756)	(2,876)	(676,146)	(6,892)
Net Increase (Decrease)—Institutional Plus Shares	1,170,307	11,124	3,119,928	30,561
ETF Shares
Issued	1,080,764	13,945	2,791,801	36,623
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(979,632)	(12,700)	(2,820,424)	(36,700)
Net Increase (Decrease)—ETF Shares	101,132	1,245	(28,623)	(77)

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile

As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VMGMX	VOT
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC Yield	0.33%	0.47%	0.47%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	240	239	3,694
Median Market Cap	$7.0B	$7.0B	$33.1B
Price/Earnings Ratio	23.5x	23.5x	16.1x
Price/Book Ratio	3.4x	3.4x	2.1x
Return on Equity	17.1%	17.1%	18.1%
Earnings Growth Rate	13.6%	13.7%	9.4%
Dividend Yield	0.6%	0.6%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Growth Index	Index
R-Squared	1.00	0.93
Beta	1.00	1.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Ross Stores Inc.	Apparel Retail	1.3%
Dollar Tree Inc.	General
	Merchandise Stores	1.1
Liberty Global Inc.	Cable & Satellite	1.1
Teradata Corp.	IT Consulting &
	Other Services	1.1
Cerner Corp.	Health Care
	Technology	1.1
Chipotle Mexican Grill
Inc. Class A	Restaurants	1.0
Edwards Lifesciences	Health Care
Corp.	Equipment	1.0
Vertex Pharmaceuticals
Inc.	Biotechnology	1.0
Sherwin-Williams Co.	Specialty Chemicals	1.0
WW Grainger Inc.	Trading Companies
	& Distributors	1.0
Top Ten		10.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares.

Mid-Cap Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer Discretionary 24.1%		24.1%	11.9%
Consumer Staples	3.3	3.1	9.8
Energy	11.0	11.1	10.0
Financials	6.3	6.4	15.9
Health Care	15.0	15.0	12.0
Industrials	13.0	13.0	10.8
Information Technology 20.0		20.0	19.1
Materials	5.7	5.7	3.9
Telecommunication
Services	1.0	1.0	2.9
Utilities	0.6	0.6	3.7

Investment Focus

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2012

Mid-Cap Growth Index Fund Investor Shares
MSCI US Mid Cap Growth Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	-4.85%	0.76%	4.52%
Admiral Shares	9/27/2011	—	—	11.38
ETF Shares	8/17/2006
Market Price		-4.81	0.90	4.39
Net Asset Value		-4.75	0.90	4.39

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (23.8%)
	Ross Stores Inc.	498,480	31,140
*	Dollar Tree Inc.	518,910	27,917
*	Chipotle Mexican Grill Inc.
	Class A	68,155	25,896
*	O’Reilly Automotive Inc.	277,543	23,250
	Harley-Davidson Inc.	502,518	22,980
	Starwood Hotels &
	Resorts Worldwide Inc.	427,483	22,674
	PetSmart Inc.	243,359	16,592
*	BorgWarner Inc.	237,912	15,605
*	Sirius XM Radio Inc.	8,187,197	15,146
*	Liberty Global Inc. Class A	300,775	14,927
	Tiffany & Co.	276,712	14,652
	Family Dollar Stores Inc.	218,196	14,506
*	Lululemon Athletica Inc.	218,947	13,056
	Tractor Supply Co.	156,146	12,970
*	CarMax Inc.	493,991	12,814
*	Liberty Global Inc.	262,134	12,517
	Ulta Salon Cosmetics
	& Fragrance Inc.	130,158	12,154
	PVH Corp.	149,974	11,666
	Scripps Networks
	Interactive Inc. Class A	200,801	11,418
	Advance Auto Parts Inc.	158,891	10,840
	Lennar Corp. Class A	343,204	10,608
*	LKQ Corp.	304,934	10,185
	Polaris Industries Inc.	141,731	10,131
	Dick’s Sporting Goods Inc.	210,603	10,109
*	TripAdvisor Inc.	224,901	10,051
	Virgin Media Inc.	375,531	9,159
*	Sally Beauty Holdings Inc.	352,514	9,074
*	Apollo Group Inc. Class A	247,016	8,940
*	MGM Resorts International	799,290	8,920
*	Fossil Inc.	114,425	8,758
*	Panera Bread Co. Class A	61,779	8,614
	Signet Jewelers Ltd.	189,412	8,336
*	PulteGroup Inc.	751,601	8,042

			Market
			Value•
		Shares	($000)
*	Under Armour Inc. Class A	83,997	7,936
*	Netflix Inc.	114,705	7,854
*	Liberty Interactive Corp.
	Class A	416,522	7,410
*	Urban Outfitters Inc.	251,484	6,938
	Tupperware Brands Corp.	122,346	6,700
	Gentex Corp.	314,037	6,554
	Abercrombie & Fitch Co.	186,621	6,371
*	Goodyear Tire & Rubber Co.	533,121	6,296
*	Charter
	Communications Inc.
	Class A	87,632	6,210
	Dunkin’ Brands Group Inc.	170,423	5,852
	Cablevision Systems Corp.
	Class A	432,888	5,753
	Interpublic Group
	of Cos. Inc.	487,321	5,287
*	Toll Brothers Inc.	163,720	4,867
*	Sears Holdings Corp.	81,190	4,847
*	NVR Inc.	5,241	4,455
*	Deckers Outdoor Corp.	84,483	3,718
	International
	Game Technology	227,464	3,583
*	Delphi Automotive plc	139,805	3,565
*	AutoNation Inc.	100,730	3,554
	Garmin Ltd.	89,279	3,419
*	Tempur-Pedic
	International Inc.	139,411	3,261
	Weight Watchers
	International Inc.	60,428	3,116
*	Lamar Advertising Co.
	Class A	88,640	2,535
	Williams-Sonoma Inc.	70,641	2,470
*	Hyatt Hotels Corp. Class A	34,803	1,293
			587,491
Consumer Staples (3.3%)
*	Monster Beverage Corp.	322,944	22,994
	Herbalife Ltd.	253,428	12,248
*	Energizer Holdings Inc.	143,716	10,815

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
	Beam Inc.	153,708	9,605
	Church & Dwight Co. Inc.	155,178	8,608
*	Green Mountain Coffee
	Roasters Inc.	286,952	6,250
	Hillshire Brands Co.	119,621	3,468
	Hormel Foods Corp.	111,027	3,377
	Ingredion Inc.	58,224	2,883
			80,248
Energy (11.0%)
	Pioneer Natural
	Resources Co.	255,247	22,515
	Range Resources Corp.	352,623	21,817
*	FMC Technologies Inc.	521,196	20,447
*	Concho Resources Inc.	214,760	18,280
	EQT Corp.	326,335	17,501
	CONSOL Energy Inc.	495,045	14,970
*	Denbury Resources Inc.	850,847	12,856
	Core Laboratories NV	103,774	12,027
	Cabot Oil & Gas Corp.	297,266	11,712
	QEP Resources Inc.	386,959	11,597
	Oceaneering
	International Inc.	235,454	11,269
*	Whiting Petroleum Corp.	256,099	10,531
	Helmerich & Payne Inc.	234,066	10,177
*	Cobalt International
	Energy Inc.	400,129	9,403
*	Ultra Petroleum Corp.	332,448	7,670
*	Dresser-Rand Group Inc.	164,313	7,319
*	Kinder Morgan
	Management LLC	98,380	7,223
*	WPX Energy Inc.	432,985	7,006
	SM Energy Co.	139,687	6,860
*	Continental Resources Inc.	98,757	6,579
*	Plains Exploration
	& Production Co.	181,664	6,391
*	SandRidge Energy Inc.	802,050	5,366
	HollyFrontier Corp.	151,245	5,359
	Sunoco Inc.	81,613	3,877
*	Superior Energy
	Services Inc.	120,343	2,435
*	Laredo Petroleum
	Holdings Inc.	56,222	1,169
			272,356
Financials (6.3%)
*	IntercontinentalExchange
	Inc.	158,193	21,511
	Host Hotels
	& Resorts Inc.	1,002,653	15,862
*	Affiliated Managers
	Group Inc.	112,784	12,344
*	Arch Capital Group Ltd.	292,919	11,626
*	CBRE Group Inc. Class A	679,243	11,112
	Taubman Centers Inc.	126,538	9,764
*	MSCI Inc. Class A	264,783	9,008
	Brown & Brown Inc.	265,565	7,242

			Market
			Value
		Shares	($000)
	Digital Realty Trust Inc.	91,721	6,885
	Eaton Vance Corp.	251,204	6,770
	SEI Investments Co.	307,989	6,126
	Essex Property Trust Inc.	37,864	5,828
	Moody’s Corp.	153,383	5,606
	CBOE Holdings Inc.	193,663	5,361
	Federal Realty
	Investment Trust	48,678	5,067
	Jones Lang LaSalle Inc.	61,897	4,356
	LPL Financial Holdings Inc.	120,960	4,085
	Weingarten Realty Investors	125,307	3,301
	Hudson City Bancorp Inc.	362,696	2,310
	Erie Indemnity Co. Class A	31,257	2,238
			156,402
Health Care (15.0%)
*	Cerner Corp.	314,358	25,985
*	Edwards Lifesciences Corp.	250,646	25,892
*	Vertex Pharmaceuticals Inc.	458,517	25,640
	Perrigo Co.	193,189	22,783
	AmerisourceBergen Corp.
	Class A	562,078	22,118
*	DaVita Inc.	204,195	20,054
*	Mylan Inc.	930,784	19,891
*	Laboratory Corp. of
	America Holdings	211,822	19,617
	CR Bard Inc.	174,097	18,705
*	Regeneron
	Pharmaceuticals Inc.	160,009	18,276
*	Waters Corp.	194,103	15,425
*	Henry Schein Inc.	195,673	15,358
*	Varian Medical
	Systems Inc.	246,252	14,965
	DENTSPLY
	International Inc.	309,639	11,707
*	IDEXX Laboratories Inc.	119,975	11,533
*	Illumina Inc.	266,644	10,770
*	Mettler-Toledo
	International Inc.	68,645	10,698
*	ResMed Inc.	314,280	9,806
*	Gen-Probe Inc.	98,602	8,105
*	Warner Chilcott plc Class A	380,493	6,818
	Patterson Cos. Inc.	193,648	6,675
*	Human Genome
	Sciences Inc.	434,952	5,711
	Universal Health
	Services Inc. Class B	126,964	5,480
*	Amylin Pharmaceuticals Inc.	166,782	4,708
*	Allscripts Healthcare
	Solutions Inc.	394,959	4,317
*	Covance Inc.	83,040	3,974
*	Bio-Rad Laboratories Inc.
	Class A	27,690	2,769
*	Endo Health Solutions Inc.	89,129	2,761
			370,541

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
Industrials (13.3%)
	WW Grainger Inc.	129,820	24,827
	Fastenal Co.	611,567	24,652
	Roper Industries Inc.	211,170	20,817
	AMETEK Inc.	349,842	17,461
*	Stericycle Inc.	184,741	16,935
	Kansas City Southern	239,623	16,668
	Textron Inc.	609,589	15,161
*	Verisk Analytics Inc.
	Class A	305,306	15,039
*	TransDigm Group Inc.	104,910	14,089
	Flowserve Corp.	118,726	13,624
	Joy Global Inc.	233,447	13,243
*	IHS Inc. Class A	121,870	13,129
	JB Hunt Transport
	Services Inc.	204,084	12,163
	Donaldson Co. Inc.	307,704	10,268
*	BE Aerospace Inc.	226,498	9,889
	Waste Connections Inc.	255,239	7,637
*	WABCO Holdings Inc.	140,738	7,449
	Dun & Bradstreet Corp.	104,040	7,405
*	Nielsen Holdings NV	275,036	7,211
	Masco Corp.	509,987	7,074
	Pall Corp.	125,999	6,906
	MSC Industrial
	Direct Co. Inc. Class A	101,944	6,682
	Gardner Denver Inc.	110,671	5,856
*	Copart Inc.	241,754	5,727
*	Babcock & Wilcox Co.	232,321	5,692
*	Sensata Technologies
	Holding NV	192,735	5,161
*	Owens Corning	163,128	4,656
	Robert Half International Inc.	147,523	4,215
*	Navistar International Corp.	135,786	3,852
	IDEX Corp.	91,528	3,568
*	Foster Wheeler AG	82,665	1,433
			328,489
Information Technology (20.0%)
*	Teradata Corp.	364,803	26,269
*	Red Hat Inc.	420,992	23,778
*	Fiserv Inc.	302,117	21,819
	Amphenol Corp. Class A	356,039	19,554
	Avago Technologies Ltd.	505,134	18,134
*	Equinix Inc.	101,709	17,865
*	Autodesk Inc.	492,451	17,231
*	F5 Networks Inc.	172,573	17,181
	Linear Technology Corp.	499,224	15,641
*	BMC Software Inc.	357,950	15,277
*	VeriSign Inc.	347,754	15,152
*	Alliance Data
	Systems Corp.	109,064	14,724
*	Micron Technology Inc.	2,153,643	13,589
*	Nuance
	Communications Inc.	537,499	12,803
*	ANSYS Inc.	202,853	12,802
*	Trimble Navigation Ltd.	271,896	12,510

			Market
			Value•
		Shares	($000)
*	Akamai Technologies Inc.	387,620	12,307
*	Skyworks Solutions Inc.	410,779	11,243
*	TIBCO Software Inc.	363,215	10,867
*	Rackspace Hosting Inc.	234,729	10,314
*	Informatica Corp.	234,082	9,916
*	LinkedIn Corp. Class A	92,837	9,866
*	NVIDIA Corp.	665,607	9,199
*	MICROS Systems Inc.	174,222	8,920
*	Gartner Inc.	203,498	8,761
	FactSet Research
	Systems Inc.	93,385	8,679
*	LSI Corp.	1,235,584	7,871
*	Western Digital Corp.	256,016	7,803
*	VeriFone Systems Inc.	232,766	7,702
	IAC/InterActiveCorp	164,511	7,502
*	Advanced Micro
	Devices Inc.	1,295,889	7,425
	Global Payments Inc.	170,800	7,384
*	SanDisk Corp.	185,174	6,755
*	Atmel Corp.	983,118	6,587
	FLIR Systems Inc.	335,820	6,548
	Solera Holdings Inc.	152,629	6,378
*	Fortinet Inc.	273,233	6,344
*	Cree Inc.	240,900	6,184
*	Lam Research Corp.	153,992	5,812
*	Riverbed Technology Inc.	326,932	5,280
*	Rovi Corp.	239,939	4,708
*	Dolby Laboratories Inc.
	Class A	112,247	4,636
*	Flextronics
	International Ltd.	524,781	3,254
*	Electronic Arts Inc.	253,160	3,126
*	Polycom Inc.	251,774	2,649
*	Acme Packet Inc.	126,048	2,351
*	Zynga Inc. Class A	322,780	1,756
*	Freescale
	Semiconductor Ltd.	107,753	1,104
			493,560
Materials (5.7%)
	Sherwin-Williams Co.	193,022	25,546
	Sigma-Aldrich Corp.	263,195	19,458
	FMC Corp.	304,516	16,286
	Ball Corp.	323,287	13,271
	Celanese Corp. Class A	341,488	11,822
	Albemarle Corp.	193,871	11,562
	CF Industries Holdings Inc.	49,927	9,673
*	WR Grace & Co.	153,093	7,724
*	Crown Holdings Inc.	210,778	7,270
	Vulcan Materials Co.	98,692	3,919
	Walter Energy Inc.	88,651	3,915
	Scotts Miracle-Gro Co.
	Class A	92,855	3,818
^,*	Molycorp Inc.	144,729	3,119
	Aptargroup Inc.	50,456	2,576
			139,959

Mid-Cap Growth Index Fund

		Market
		Value
	Shares	($000)
Telecommunication Services (1.0%)
*	SBA Communications Corp.
Class A	252,277	14,392
* Level 3
Communications Inc.	206,966	4,584
* NII Holdings Inc.	373,594	3,822
* MetroPCS
Communications Inc.	336,165	2,034
		24,832
Utilities (0.6%)
ITC Holdings Corp.	112,148	7,728
* Calpine Corp.	443,301	7,319
		15,047
Total Common Stocks
(Cost $2,345,804)		2,468,925
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market
Liquidity Fund,
0.148% (Cost $2,603)	2,603,036	2,603
Total Investments (100.1%)
(Cost $2,348,407)		2,471,528
Other Assets and Liabilities (-0.1%)
Other Assets		8,197
Liabilities[2]		(10,241)
		(2,044)
Net Assets (100%)		2,469,484

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,672,373
Undistributed Net Investment Income	3,242
Accumulated Net Realized Losses	(329,252)
Unrealized Appreciation (Depreciation)	123,121
Net Assets	2,469,484

Investor Shares—Net Assets
Applicable to 20,449,286 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	517,470
Net Asset Value Per Share—
Investor Shares	$25.31

Admiral Shares—Net Assets
Applicable to 27,710,388 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	768,281
Net Asset Value Per Share—
Admiral Shares	$27.73

ETF Shares—Net Assets
Applicable to 18,378,613 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,183,733
Net Asset Value Per Share—
ETF Shares	$64.41

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,506,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,538,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	6,374
Interest[1]	3
Security Lending	180
Total Income	6,557
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative—Investor Shares	464
Management and Administrative—Admiral Shares	243
Management and Administrative—ETF Shares	302
Marketing and Distribution—Investor Shares	101
Marketing and Distribution—Admiral Shares	46
Marketing and Distribution—ETF Shares	189
Custodian Fees	35
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	1
Total Expenses	1,579
Net Investment Income	4,978
Realized Net Gain (Loss) on Investment Securities Sold	55,850
Change in Unrealized Appreciation (Depreciation) of Investment Securities	95,526
Net Increase (Decrease) in Net Assets Resulting from Operations	156,354
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,978	9,684
Realized Net Gain (Loss)	55,850	272,301
Change in Unrealized Appreciation (Depreciation)	95,526	(383,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	156,354	(102,013)
Distributions
Net Investment Income
Investor Shares	(20)	(1,969)
Admiral Shares	(96)	(2,103)
ETF Shares	(151)	(5,864)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(267)	(9,936)
Capital Share Transactions
Investor Shares	(24,671)	(410,088)
Admiral Shares	208,242	529,290
ETF Shares	6,788	128,191
Net Increase (Decrease) from Capital Share Transactions	190,359	247,393
Total Increase (Decrease)	346,446	135,444
Net Assets
Beginning of Period	2,123,038	1,987,594
End of Period[1]	2,469,484	2,123,038
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,242,000 and ($1,469,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.43	$24.46	$19.05	$13.43	$25.50	$21.78
Investment Operations
Net Investment Income	.038	.087	.104[1]	.084	.059	.081[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.843	(1.027)	5.408	5.629	(12.065)	3.686
Total from Investment Operations	1.881	(.940)	5.512	5.713	(12.006)	3.767
Distributions
Dividends from Net Investment Income	(.001)	(.090)	(.102)	(.093)	(.064)	(.047)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.090)	(.102)	(.093)	(.064)	(.047)
Net Asset Value, End of Period	$25.31	$23.43	$24.46	$19.05	$13.43	$25.50

Total Return[3]	8.03%	-3.84%	28.93%	42.54%	-47.07%	17.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$517	$503	$958	$546	$275	$389
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.30%	0.25%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.30%	0.35%	0.57%[1]	0.55%	0.37%	0.33%
Portfolio Turnover Rate[4]	32%	41%	38%	43%	54%	56%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares

	Six Months	Sept. 27,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$25.66	$25.00
Investment Operations
Net Investment Income	.061	.027
Net Realized and Unrealized Gain (Loss) on Investments	2.013	0.736
Total from Investment Operations	2.074	0.763
Distributions
Dividends from Net Investment Income	(.004)	(.103)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.004)	(.103)
Net Asset Value, End of Period	$27.73	$25.66

Total Return[2]	8.08%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$768	$525
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.44%	0.49%[3]
Portfolio Turnover Rate[4]	32%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$59.61	$62.23	$48.45	$34.12	$64.85	$55.35
Investment Operations
Net Investment Income	.142	.316	.326[1]	.267	.214	.275[2]
Net Realized and Unrealized Gain (Loss)
on Investments	4.666	(2.617)	13.776	14.353	(30.717)	9.378
Total from Investment Operations	4.808	(2.301)	14.102	14.620	(30.503)	9.653
Distributions
Dividends from Net Investment Income	(.008)	(.319)	(.322)	(.290)	(.227)	(.153)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.319)	(.322)	(.290)	(.227)	(.153)
Net Asset Value, End of Period	$64.41	$59.61	$62.23	$48.45	$34.12	$64.85

Total Return	8.06%	-3.70%	29.11%	42.85%	-47.02%	17.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,184	$1,095	$1,030	$646	$413	$377
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.44%	0.49%	0.71%[1]	0.71%	0.50%	0.44%
Portfolio Turnover Rate[3]	32%	41%	38%	43%	54%	56%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of

Mid-Cap Growth Index Fund

$371,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $72,101,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $312,786,000 to offset future net capital gains. Of this amount, $286,740,000 is subject to expiration dates; $203,722,000 through December 31, 2017, and $83,018,000 through December 31, 2018. Capital losses of $26,046,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $2,348,407,000. Net unrealized appreciation of investment securities for tax purposes was $123,121,000, consisting of unrealized gains of $346,410,000 on securities that had risen in value since their purchase and $223,289,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $798,480,000 of investment securities and sold $603,444,000 of investment securities, other than temporary cash investments.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	127,058	4,938	462,807	18,463
Issued in Lieu of Cash Distributions	19	1	1,880	80
Redeemed	(151,748)	(5,944)	(874,775)	(36,253)
Net Increase (Decrease)—Investor Shares	(24,671)	(1,005)	(410,088)	(17,710)
Admiral Shares[1]
Issued	308,493	10,828	550,971	21,302
Issued in Lieu of Cash Distributions	88	3	1,910	74
Redeemed	(100,339)	(3,573)	(23,591)	(924)
Net Increase (Decrease)—Admiral Shares	208,242	7,258	529,290	20,452
ETF Shares
Issued	224,021	3,401	714,408	10,935
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(217,233)	(3,400)	(586,217)	(9,100)
Net Increase (Decrease)—ETF Shares	6,788	1	128,191	1,835
1 Inception was September 27, 2011, for Admiral Shares.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile

As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.24%	0.10%	0.10%
30-Day SEC Yield	2.29%	2.43%	2.43%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Mid Cap	Market
	Fund Value Index		Index
Number of Stocks	269	268	3,694
Median Market Cap	$5.6B	$5.6B	$33.1B
Price/Earnings Ratio	16.1x	16.1x	16.1x
Price/Book Ratio	1.5x	1.5x	2.1x
Return on Equity	10.9%	10.9%	18.1%
Earnings Growth Rate	2.7%	2.7%	9.4%
Dividend Yield	2.5%	2.5%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	32%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Value Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.08

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
AvalonBay Communities
Inc.	Residential REITs	1.2%
Health Care REIT Inc.	Specialized REITs	1.0
Mattel Inc.	Leisure Products	0.9
Cooper Industries plc	Electrical
	Components &
	Equipment	0.9
American Capital Agency
Corp.	Mortgage REITs	0.9
DTE Energy Co.	Multi-Utilities	0.9
Seagate Technology plc	Computer Storage
	& Peripherals	0.9
Regions Financial Corp.	Regional Banks	0.8
Quest Diagnostics Inc.	Health Care
	Services	0.8
Watson Pharmaceuticals
Inc.	Pharmaceuticals	0.8
Top Ten		9.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares.

Mid-Cap Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer Discretionary 12.6%		12.6%	11.9%
Consumer Staples	6.8	6.7	9.8
Energy	4.2	4.3	10.0
Financials	29.9	29.9	15.9
Health Care	5.0	5.0	12.0
Industrials	11.5	11.5	10.8
Information Technology	9.9	9.9	19.1
Materials	8.1	8.1	3.9
Telecommunication
Services	1.2	1.2	2.9
Utilities	10.8	10.8	3.7

Investment Focus

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2012

Mid-Cap Value Index Fund Investor Shares
MSCI US Mid Cap Value Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	-0.88%	-0.07%	3.27%
Admiral Shares	9/27/2011	—	—	16.28
ETF Shares	8/17/2006
Market Price		-0.79	0.06	3.29
Net Asset Value		-0.76	0.06	3.29

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (12.6%)
	Mattel Inc.	522,165	16,939
	Genuine Parts Co.	239,944	14,457
	Nordstrom Inc.	255,736	12,708
	Wyndham Worldwide Corp.	225,436	11,890
	Darden Restaurants Inc.	197,953	10,022
*	Liberty Interactive Corp.
	Class A	546,586	9,724
	DR Horton Inc.	439,240	8,073
	Newell Rubbermaid Inc.	444,211	8,058
	Autoliv Inc.	137,638	7,523
	Whirlpool Corp.	118,007	7,217
	H&R Block Inc.	451,342	7,212
	Expedia Inc.	148,903	7,158
	Foot Locker Inc.	233,964	7,155
*	Mohawk Industries Inc.	90,065	6,289
	Hasbro Inc.	178,252	6,037
*	TRW Automotive
	Holdings Corp.	161,994	5,955
	Lear Corp.	154,706	5,837
	JC Penney Co. Inc.	249,585	5,818
	Royal Caribbean
	Cruises Ltd.	217,722	5,667
	Gannett Co. Inc.	365,248	5,380
	American Eagle
	Outfitters Inc.	268,853	5,305
	International Game
	Technology	298,018	4,694
	Leggett & Platt Inc.	215,766	4,559
	Garmin Ltd.	117,016	4,481
	Harman International
	Industries Inc.	108,210	4,285
	GameStop Corp. Class A	210,191	3,859
	Interpublic Group
	of Cos. Inc.	343,708	3,729
	Virgin Media Inc.	143,055	3,489
*	Toll Brothers Inc.	115,530	3,435
	Guess? Inc.	107,214	3,256

			Market
			Value
		Shares	($000)
	Williams-Sonoma Inc.	92,796	3,245
*	NVR Inc.	3,699	3,144
	DeVry Inc.	91,966	2,848
	Washington Post Co.
	Class B	7,372	2,756
*	Hyatt Hotels Corp. Class A	45,657	1,697
*	Delphi Automotive plc	53,106	1,354
*	Lamar Advertising Co.
	Class A	33,635	962
			226,217
Consumer Staples (6.8%)
	Dr Pepper Snapple
	Group Inc.	326,607	14,289
	Bunge Ltd.	224,372	14,077
	JM Smucker Co.	174,550	13,182
	Coca-Cola Enterprises Inc.	465,939	13,065
	McCormick & Co. Inc.	185,640	11,259
	Tyson Foods Inc. Class A	460,460	8,670
	Safeway Inc.	412,777	7,492
*	Constellation Brands Inc.
	Class A	271,195	7,339
	Beam Inc.	108,673	6,791
	Church & Dwight Co. Inc.	109,697	6,085
*	Ralcorp Holdings Inc.	85,027	5,675
*	Smithfield Foods Inc.	235,588	5,096
	Hormel Foods Corp.	145,458	4,425
	Ingredion Inc.	76,373	3,782
	Hillshire Brands Co.	45,476	1,318
			122,545
Energy (4.2%)
	Cimarex Energy Co.	132,012	7,276
	HollyFrontier Corp.	198,146	7,020
*	Nabors Industries Ltd.	444,772	6,405
*	Rowan Cos. plc Class A	190,315	6,153
*	Newfield Exploration Co.	207,666	6,087
*	Tesoro Corp.	216,943	5,415
*	Kinder Morgan
	Management LLC	69,440	5,098
	Sunoco Inc.	106,884	5,077

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Energen Corp.	111,157	5,017
	Cabot Oil & Gas Corp.	113,195	4,460
*	McDermott
	International Inc.	362,231	4,035
	Patterson-UTI Energy Inc.	240,138	3,496
*	Superior Energy
	Services Inc.	157,725	3,191
*	Alpha Natural
	Resources Inc.	339,272	2,955
*	Plains Exploration
	& Production Co.	69,042	2,429
	Arch Coal Inc.	328,260	2,262
			76,376
Financials (29.8%)
	AvalonBay
	Communities Inc.	146,627	20,745
	Health Care REIT Inc.	323,911	18,884
	American Capital
	Agency Corp.	462,043	15,529
	Regions Financial Corp.	2,175,809	14,687
	SLM Corp.	788,175	12,382
	Principal Financial
	Group Inc.	464,280	12,178
	Macerich Co.	203,253	12,002
	Kimco Realty Corp.	626,921	11,930
	KeyCorp	1,467,750	11,360
	SL Green Realty Corp.	132,953	10,668
*	CIT Group Inc.	293,858	10,473
	UDR Inc.	403,933	10,438
	XL Group plc Class A	486,384	10,234
	NYSE Euronext	397,998	10,181
	Plum Creek
	Timber Co. Inc.	248,737	9,875
	Lincoln National Corp.	448,761	9,814
	Willis Group Holdings plc	268,347	9,792
	Comerica Inc.	304,366	9,347
	Cincinnati Financial Corp.	237,573	9,044
	Digital Realty Trust Inc.	120,449	9,042
	Realty Income Corp.	205,473	8,583
	Unum Group	447,788	8,566
	Everest Re Group Ltd.	82,726	8,561
	Huntington
	Bancshares Inc.	1,331,690	8,523
	Rayonier Inc.	188,578	8,467
	New York Community
	Bancorp Inc.	673,864	8,444
	Camden Property Trust	121,446	8,218
	Torchmark Corp.	154,304	7,800
	PartnerRe Ltd.	100,753	7,624
	Moody’s Corp.	200,878	7,342
	WR Berkley Corp.	180,523	7,026
	Alexandria Real Estate
	Equities Inc.	95,458	6,942
	Leucadia National Corp.	320,346	6,814
*	Alleghany Corp.	19,543	6,640

			Market
			Value
		Shares	($000)
	Federal Realty
	Investment Trust	63,724	6,633
	Liberty Property Trust	179,533	6,614
	Regency Centers Corp.	138,587	6,593
	People’s United
	Financial Inc.	553,477	6,426
	Arthur J Gallagher & Co.	180,769	6,340
*	Markel Corp.	14,080	6,219
	Raymond James
	Financial Inc.	178,091	6,098
	Host Hotels & Resorts Inc.	381,612	6,037
	RenaissanceRe
	Holdings Ltd.	79,358	6,032
	Reinsurance Group
	of America Inc. Class A	112,934	6,009
	Fidelity National
	Financial Inc. Class A	307,289	5,918
	Axis Capital Holdings Ltd.	181,454	5,906
	Duke Realty Corp.	399,155	5,844
	Senior Housing
	Properties Trust	250,522	5,592
	Zions Bancorporation	283,630	5,508
	Ares Capital Corp.	341,218	5,446
	Legg Mason Inc.	193,750	5,109
	HCC Insurance
	Holdings Inc.	160,182	5,030
	DDR Corp.	341,616	5,001
	Cullen/Frost Bankers Inc.	84,906	4,881
*	First Republic Bank	140,426	4,718
	Hospitality Properties Trust	190,358	4,715
	Assurant Inc.	134,800	4,696
	Piedmont Office Realty
	Trust Inc. Class A	266,021	4,578
	NASDAQ OMX Group Inc.	200,361	4,542
	White Mountains
	Insurance Group Ltd.	8,674	4,526
	American Financial
	Group Inc.	113,108	4,437
	Commerce Bancshares Inc.	116,490	4,415
*	Genworth Financial Inc.
	Class A	757,191	4,286
	Essex Property Trust Inc.	26,822	4,128
	Chimera Investment Corp.	1,582,827	3,736
	Assured Guaranty Ltd.	253,178	3,570
	Old Republic
	International Corp.	374,245	3,103
	Hudson City Bancorp Inc.	474,938	3,025
	Validus Holdings Ltd.	93,134	2,983
	Jefferies Group Inc.	206,380	2,681
	BOK Financial Corp.	42,975	2,501
	Weingarten Realty Investors	88,580	2,333
	Jones Lang LaSalle Inc.	23,506	1,654
	Erie Indemnity Co. Class A	22,103	1,583
			537,601

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
Health Care (5.0%)
	Quest Diagnostics Inc.	243,895	14,609
*	Watson
	Pharmaceuticals Inc.	195,941	14,498
*	Life Technologies Corp.	274,527	12,351
*	CareFusion Corp.	346,157	8,889
*	Hospira Inc.	253,718	8,875
*	Hologic Inc.	406,462	7,333
	Coventry Health Care Inc.	217,500	6,914
	Omnicare Inc.	174,957	5,464
*	Endo Health Solutions Inc.	116,897	3,621
*	Amylin Pharmaceuticals Inc.	117,660	3,322
	Universal Health
	Services Inc. Class B	48,215	2,081
*	Covance Inc.	31,631	1,514
*	Bio-Rad
	Laboratories Inc. Class A	10,522	1,052
			90,523
Industrials (11.5%)
	Cooper Industries plc	244,127	16,645
*	Delta Air Lines Inc.	1,302,483	14,262
*	United Continental
	Holdings Inc.	511,505	12,445
	L-3 Communications
	Holdings Inc.	152,393	11,279
	Southwest Airlines Co.	1,190,619	10,978
	Equifax Inc.	184,560	8,600
*	Quanta Services Inc.	319,647	7,694
*	Jacobs Engineering
	Group Inc.	197,904	7,493
	Xylem Inc.	284,531	7,162
	Cintas Corp.	179,833	6,943
*	AGCO Corp.	149,706	6,846
	Iron Mountain Inc.	197,725	6,517
	Hubbell Inc. Class B	79,736	6,215
	Timken Co.	127,981	5,860
	Pentair Inc.	151,970	5,817
	KBR Inc.	228,033	5,635
	Snap-on Inc.	89,782	5,589
	Towers Watson & Co.
	Class A	90,233	5,405
*	Hertz Global Holdings Inc.	417,936	5,350
	SPX Corp.	78,914	5,155
	Pall Corp.	88,883	4,872
	Pitney Bowes Inc.	307,809	4,608
	Manpower Inc.	123,480	4,526
	Avery Dennison Corp.	163,913	4,481
*	Spirit Aerosystems
	Holdings Inc. Class A	182,715	4,354
	URS Corp.	122,663	4,278
^	RR Donnelley & Sons Co.	275,215	3,239
	Robert Half
	International Inc.	104,033	2,972
	Masco Corp.	194,279	2,695
*	AECOM Technology Corp.	162,201	2,668

			Market
			Value
		Shares	($000)
	IDEX Corp.	64,529	2,515
*	Foster Wheeler AG	107,923	1,870
*	Owens Corning	61,822	1,764
			206,732
Information Technology (9.9%)
	Seagate Technology plc	622,024	15,383
	Xilinx Inc.	403,316	13,539
	KLA-Tencor Corp.	256,790	12,647
	Fidelity National
	Information Services Inc.	356,787	12,159
	Maxim Integrated
	Products Inc.	449,417	11,523
	Microchip Technology Inc.	295,815	9,786
*	SanDisk Corp.	242,643	8,852
*	Lam Research Corp.	201,681	7,611
	Harris Corp.	175,367	7,339
*	Avnet Inc.	223,440	6,895
*	Synopsys Inc.	221,942	6,532
*	NVIDIA Corp.	470,674	6,505
	Computer Sciences Corp.	238,922	5,930
	Total System Services Inc.	247,459	5,922
	Jabil Circuit Inc.	290,424	5,904
*	Arrow Electronics Inc.	172,421	5,657
*	Western Digital Corp.	180,937	5,515
	SAIC Inc.	420,412	5,095
*	ON Semiconductor Corp.	696,583	4,946
*	Flextronics International Ltd.	688,090	4,266
*	Electronic Arts Inc.	331,669	4,096
*	Ingram Micro Inc.	231,248	4,040
	Lexmark International Inc.
	Class A	109,090	2,900
	Molex Inc.	103,210	2,471
	Molex Inc. Class A	111,588	2,257
*	Polycom Inc.	95,445	1,004
			178,774
Materials (8.1%)
	CF Industries Holdings Inc.	65,559	12,701
	Cliffs Natural Resources Inc.	218,687	10,779
	Eastman Chemical Co.	210,901	10,623
	Airgas Inc.	99,901	8,393
	Ashland Inc.	120,647	8,362
	MeadWestvaco Corp.	263,378	7,572
	Valspar Corp.	136,583	7,169
	International Flavors
	& Fragrances Inc.	124,645	6,831
	Rock-Tenn Co. Class A	108,648	5,927
	Reliance Steel
	& Aluminum Co.	115,651	5,840
	Martin Marietta
	Materials Inc.	70,318	5,542
	Vulcan Materials Co.	129,476	5,142
	Allegheny Technologies Inc.	156,131	4,979
	Bemis Co. Inc.	158,767	4,976
	United States Steel Corp.	232,542	4,790

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Sonoco Products Co.	154,921	4,671
*	Owens-Illinois Inc.	240,657	4,613
	Domtar Corp.	56,594	4,341
	Sealed Air Corp.	281,071	4,340
	Huntsman Corp.	311,566	4,032
	Steel Dynamics Inc.	320,836	3,770
	Aptargroup Inc.	66,217	3,380
*	Crown Holdings Inc.	80,188	2,766
	Greif Inc. Class A	38,490	1,578
	Titanium Metals Corp.	134,631	1,523
	Walter Energy Inc.	33,705	1,488
			146,128
Telecommunication Services (1.2%)
	Windstream Corp.	903,372	8,727
	Frontier
	Communications Corp.	1,533,016	5,871
	Telephone & Data
	Systems Inc.	148,379	3,159
*	Level 3
	Communications Inc.	78,703	1,743
*	MetroPCS
	Communications Inc.	237,626	1,438
*	United States Cellular Corp.	19,892	768
			21,706
Utilities (10.8%)
	DTE Energy Co.	260,878	15,478
	Wisconsin Energy Corp.	354,933	14,045
	CenterPoint Energy Inc.	623,512	12,888
	ONEOK Inc.	304,025	12,863
	Ameren Corp.	373,021	12,511
	NiSource Inc.	434,811	10,761
	CMS Energy Corp.	396,489	9,317
	American Water
	Works Co. Inc.	270,675	9,279

		Market
		Value
	Shares	($000)
SCANA Corp.	190,585	9,118
Pinnacle West Capital Corp.	168,331	8,709
OGE Energy Corp.	151,124	7,827
Alliant Energy Corp.	171,017	7,793
AGL Resources Inc.	180,306	6,987
Pepco Holdings Inc.	350,618	6,862
Integrys Energy Group Inc.	120,584	6,858
NV Energy Inc.	363,464	6,390
* NRG Energy Inc.	350,730	6,089
MDU Resources Group Inc.	276,266	5,970
TECO Energy Inc.	315,911	5,705
Aqua America Inc.	214,001	5,341
National Fuel Gas Co.	108,830	5,113
UGI Corp.	172,738	5,084
* Calpine Corp.	168,895	2,788
		193,776
Total Common Stocks
(Cost $1,743,613)		1,800,378
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market
Liquidity Fund,
0.148% (Cost $1,162)	1,162,201	1,162
Total Investments (100.0%)
(Cost $1,744,775)		1,801,540
Other Assets and Liabilities (0.0%)
Other Assets		6,242
Liabilities[2]		(6,683)
		(441)
Net Assets (100%)		1,801,099

Mid-Cap Value Index Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,867,242
Undistributed Net Investment Income	13,743
Accumulated Net Realized Losses	(136,651)
Unrealized Appreciation (Depreciation)	56,765
Net Assets	1,801,099

Investor Shares—Net Assets
Applicable to 20,824,433 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	450,359
Net Asset Value Per Share—
Investor Shares	$21.63

Admiral Shares—Net Assets
Applicable to 14,443,206 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	411,274
Net Asset Value Per Share—
Admiral Shares	$28.48

ETF Shares—Net Assets
Applicable to 17,090,252 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	939,466
Net Asset Value Per Share—
ETF Shares	$54.97

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,052,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,162,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	16,038
Interest[1]	1
Security Lending	240
Total Income	16,279
Expenses
The Vanguard Group—Note B
Investment Advisory Services	104
Management and Administrative—Investor Shares	428
Management and Administrative—Admiral Shares	124
Management and Administrative—ETF Shares	209
Marketing and Distribution—Investor Shares	83
Marketing and Distribution—Admiral Shares	23
Marketing and Distribution—ETF Shares	133
Custodian Fees	36
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—ETF Shares	41
Trustees’ Fees and Expenses	1
Total Expenses	1,199
Net Investment Income	15,080
Realized Net Gain (Loss) on Investment Securities Sold	20,397
Change in Unrealized Appreciation (Depreciation) of Investment Securities	58,556
Net Increase (Decrease) in Net Assets Resulting from Operations	94,033
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,080	31,590
Realized Net Gain (Loss)	20,397	200,637
Change in Unrealized Appreciation (Depreciation)	58,556	(238,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,033	(6,595)
Distributions
Net Investment Income
Investor Shares	(43)	(9,082)
Admiral Shares	(40)	(5,368)
ETF Shares	(100)	(17,269)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(183)	(31,719)
Capital Share Transactions
Investor Shares	(31,627)	(211,717)
Admiral Shares	126,091	265,475
ETF Shares	105,078	63,346
Net Increase (Decrease) from Capital Share Transactions	199,542	117,104
Total Increase (Decrease)	293,392	78,790
Net Assets
Beginning of Period	1,507,707	1,428,917
End of Period[1]	1,801,099	1,507,707
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,743,000 and ($1,154,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.34	$20.85	$17.45	$12.92	$20.95	$22.34
Investment Operations
Net Investment Income	.171	.417	.371	.300	.466[1]	.427
Net Realized and Unrealized Gain (Loss)
on Investments	1.121	(.509)	3.403	4.551	(8.156)	(1.407)
Total from Investment Operations	1.292	(.092)	3.774	4.851	(7.690)	(.980)
Distributions
Dividends from Net Investment Income	(.002)	(.418)	(.374)	(.321)	(.340)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.418)	(.374)	(.321)	(.340)	(.410)
Net Asset Value, End of Period	$21.63	$20.34	$20.85	$17.45	$12.92	$20.95

Total Return[2]	6.35%	-0.44%	21.63%	37.61%	-36.64%	-4.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$450	$455	$683	$459	$217	$195
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.30%	0.25%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.62%	1.97%	1.99%	2.14%	2.73%	2.48%
Portfolio Turnover Rate[3]	32%	41%	37%	47%	45%	46%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

	Six Months	Sept. 27,
	Ended	2011[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.77	$25.00
Investment Operations
Net Investment Income	.245	.157
Net Realized and Unrealized Gain (Loss) on Investments	1.468	2.165
Total from Investment Operations	1.713	2.322
Distributions
Dividends from Net Investment Income	(.003)	(.552)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.003)	(.552)
Net Asset Value, End of Period	$28.48	$26.77

Total Return[2]	6.40%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$411	$268
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.76%	2.11%[3]
Portfolio Turnover Rate[4]	32%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$51.67	$52.97	$44.31	$32.80	$53.16	$56.67
Investment Operations
Net Investment Income	.475	1.134	1.004	.812	1.261[1]	1.133
Net Realized and Unrealized Gain (Loss)
on Investments	2.831	(1.297)	8.669	11.562	(20.716)	(3.553)
Total from Investment Operations	3.306	(.163)	9.673	12.374	(19.455)	(2.420)
Distributions
Dividends from Net Investment Income	(.006)	(1.137)	(1.013)	(.864)	(.905)	(1.090)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(1.137)	(1.013)	(.864)	(.905)	(1.090)
Net Asset Value, End of Period	$54.97	$51.67	$52.97	$44.31	$32.80	$53.16

Total Return	6.40%	-0.32%	21.83%	37.75%	-36.53%	-4.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$939	$785	$746	$583	$359	$215
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.76%	2.11%	2.13%	2.30%	2.86%	2.59%
Portfolio Turnover Rate[2]	32%	41%	37%	47%	45%	46%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of

Mid-Cap Value Index Fund

$263,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $17,646,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $139,259,000 to offset future net capital gains of $75,804,000 through December 31, 2017, and $63,455,000 through December 31, 2018. The fund will use these capital losses to offset net capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $1,744,775,000. Net unrealized appreciation of investment securities for tax purposes was $56,765,000, consisting of unrealized gains of $190,546,000 on securities that had risen in value since their purchase and $133,781,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $557,237,000 of investment securities and sold $337,656,000 of investment securities, other than temporary cash investments.

Mid-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	116,433	5,334	248,024	11,928
Issued in Lieu of Cash Distributions	38	2	8,381	412
Redeemed	(148,098)	(6,893)	(468,122)	(22,720)
Net Increase (Decrease)—Investor Shares	(31,627)	(1,557)	(211,717)	(10,380)
Admiral Shares[1]
Issued	163,594	5,752	267,766	10,093
Issued in Lieu of Cash Distributions	36	1	4,590	172
Redeemed	(37,539)	(1,314)	(6,881)	(261)
Net Increase (Decrease)—Admiral Shares	126,091	4,439	265,475	10,004
ETF Shares
Issued	170,498	3,105	406,887	7,509
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(65,420)	(1,200)	(343,541)	(6,400)
Net Increase (Decrease)—ETF Shares	105,078	1,905	63,346	1,109
1 Inception was September 27, 2011, for Admiral Shares.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,087.15	$1.25
Admiral Shares	1,000.00	1,087.92	0.52
Signal Shares	1,000.00	1,087.77	0.52
Institutional Shares	1,000.00	1,088.19	0.42
Institutional Plus Shares	1,000.00	1,088.10	0.31
ETF Shares	1,000.00	1,087.98	0.52
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,071.34	$1.24
Admiral Shares	1,000.00	1,072.14	0.52
Signal Shares	1,000.00	1,072.33	0.52
Institutional Shares	1,000.00	1,072.21	0.41
Institutional Plus Shares	1,000.00	1,072.19	0.31
ETF Shares	1,000.00	1,072.06	0.52
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,080.28	$1.24
Admiral Shares	1,000.00	1,080.82	0.52
ETF Shares	1,000.00	1,080.65	0.52
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,063.52	$1.23
Admiral Shares	1,000.00	1,063.98	0.51
ETF Shares	1,000.00	1,063.98	0.51

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.57	0.30
ETF Shares	1,000.00	1,024.37	0.50
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.57	0.30
ETF Shares	1,000.00	1,024.37	0.50
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
ETF Shares	1,000.00	1,024.37	0.50
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
ETF Shares	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President
Inc., and of each of the investment companies served	of the University of Pennsylvania; Christopher H.
by The Vanguard Group, since January 2010; Director	Browne Distinguished Professor of Political Science
of The Vanguard Group since 2008; Chief Executive	in the School of Arts and Sciences with secondary
Officer and President of The Vanguard Group and of	appointments at the Annenberg School for
each of the investment companies served by The	Communication and the Graduate School of Education
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Member of the
Marketing Corporation; Managing Director of The	National Commission on the Humanities and Social
Vanguard Group (1995–2008).	Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
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Q982 082012

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (15.7%)
Las Vegas Sands Corp.	3,222,897	140,164
* General Motors Co.	5,111,582	100,800
* Liberty Media Corp. - Liberty Capital Class A	999,408	87,858
* Liberty Interactive Corp. Class A	4,577,439	81,433
* Liberty Global Inc.	1,341,070	64,036
PetSmart Inc.	888,410	60,572
* Charter Communications Inc. Class A	820,334	58,137
* Sirius XM Radio Inc.	31,034,229	57,413
Tractor Supply Co.	590,522	49,049
DISH Network Corp. Class A	1,624,212	46,371
PVH Corp.	577,007	44,885
* Dollar General Corp.	805,463	43,809
* Liberty Global Inc. Class A	861,460	42,754
Advance Auto Parts Inc.	603,346	41,160
* LKQ Corp.	1,209,829	40,408
Polaris Industries Inc.	565,070	40,391
Foot Locker Inc.	1,243,936	38,040
Dick's Sporting Goods Inc.	775,570	37,227
Ulta Salon Cosmetics & Fragrance Inc.	397,415	37,111
* Toll Brothers Inc.	1,204,122	35,799
* NVR Inc.	41,360	35,156
* Panera Bread Co. Class A	244,017	34,026
* MGM Resorts International	2,929,012	32,688
* Mohawk Industries Inc.	467,146	32,621
American Eagle Outfitters Inc.	1,605,777	31,682
* TRW Automotive Holdings Corp.	846,581	31,120
Signet Jewelers Ltd.	698,416	30,737
Lear Corp.	802,320	30,272
Royal Caribbean Cruises Ltd.	1,142,829	29,748
* Under Armour Inc. Class A	305,201	28,835
Williams-Sonoma Inc.	816,034	28,537
Jarden Corp.	626,455	26,324
Tupperware Brands Corp.	458,881	25,128
Gentex Corp.	1,176,937	24,563
Six Flags Entertainment Corp.	443,926	24,052
* Delphi Automotive plc	937,500	23,906
* Penn National Gaming Inc.	533,233	23,777
* Groupon Inc.	2,168,635	23,053
* Hanesbrands Inc.	796,118	22,076
Service Corp.	1,779,664	22,014
* Carter's Inc.	418,421	22,009
* Sally Beauty Holdings Inc.	819,425	21,092
* Ascena Retail Group Inc.	1,119,466	20,844
Chico's FAS Inc.	1,392,299	20,662
Brinker International Inc.	617,849	19,691
Cinemark Holdings Inc.	844,192	19,290
John Wiley & Sons Inc. Class A	388,393	19,027
* Madison Square Garden Co. Class A	499,597	18,705
Sotheby's	560,579	18,701
* Hyatt Hotels Corp. Class A	492,975	18,319
Aaron's Inc.	624,419	17,677
* Coinstar Inc.	256,382	17,603
* AMC Networks Inc. Class A	477,544	16,977
* Bally Technologies Inc.	356,350	16,627
Rent-A-Center Inc.	492,382	16,613
Brunswick Corp.	740,733	16,459
* Life Time Fitness Inc.	353,092	16,422
Dillard's Inc. Class A	256,425	16,329
* Visteon Corp.	432,700	16,226
Guess? Inc.	531,329	16,136

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Pool Corp.	394,769	15,972
	Wolverine World Wide Inc.	404,151	15,673
	Dana Holding Corp.	1,222,975	15,666
*	Gaylord Entertainment Co.	402,746	15,530
	Pier 1 Imports Inc.	909,782	14,948
	Vail Resorts Inc.	298,356	14,942
	Domino's Pizza Inc.	479,883	14,833
*	Warnaco Group Inc.	336,672	14,336
^,*	Deckers Outdoor Corp.	321,311	14,141
*	Cheesecake Factory Inc.	440,741	14,086
*	Lamar Advertising Co. Class A	486,971	13,927
^,*	Saks Inc.	1,306,764	13,917
*	Cabela's Inc.	357,437	13,515
*	Tenneco Inc.	501,207	13,442
*	Vitamin Shoppe Inc.	242,736	13,334
*	Express Inc.	731,009	13,282
*	Buffalo Wild Wings Inc.	152,647	13,225
	HSN Inc.	327,109	13,199
	DSW Inc. Class A	241,074	13,114
*	Hibbett Sports Inc.	219,857	12,688
	Dunkin' Brands Group Inc.	369,343	12,683
*	Tempur-Pedic International Inc.	529,825	12,393
^,*	Tesla Motors Inc.	390,968	12,233
*	Genesco Inc.	201,235	12,104
*	Crocs Inc.	745,950	12,047
	Cracker Barrel Old Country Store Inc.	191,035	11,997
	Men's Wearhouse Inc.	425,846	11,983
*	Aeropostale Inc.	670,746	11,959
	Wendy's Co.	2,461,198	11,617
	Weight Watchers International Inc.	220,780	11,383
*	DreamWorks Animation SKG Inc. Class A	593,206	11,307
*	Live Nation Entertainment Inc.	1,216,270	11,165
	Morningstar Inc.	190,264	11,005
*	Collective Brands Inc.	503,477	10,784
^	Strayer Education Inc.	96,950	10,570
*	Steven Madden Ltd.	325,265	10,327
*	Iconix Brand Group Inc.	590,515	10,316
	MDC Holdings Inc.	314,966	10,290
*	ANN Inc.	401,905	10,245
*	Jack in the Box Inc.	366,510	10,218
*	Children's Place Retail Stores Inc.	198,034	9,868
^	Meredith Corp.	308,819	9,864
	Regal Entertainment Group Class A	713,722	9,821
*	Jos A Bank Clothiers Inc.	231,259	9,819
*	Select Comfort Corp.	468,993	9,811
	Bob Evans Farms Inc.	242,296	9,740
*	Fifth & Pacific Cos. Inc.	903,066	9,690
	Hillenbrand Inc.	519,013	9,539
	Thor Industries Inc.	347,674	9,530
	Ryland Group Inc.	369,015	9,439
^,*	ITT Educational Services Inc.	151,410	9,198
*	WMS Industries Inc.	459,419	9,165
	Texas Roadhouse Inc. Class A	495,098	9,125
	Cooper Tire & Rubber Co.	516,607	9,061
	Finish Line Inc. Class A	431,613	9,025
	Choice Hotels International Inc.	224,055	8,947
*	Helen of Troy Ltd.	262,731	8,904
^	Buckle Inc.	224,560	8,886
	Group 1 Automotive Inc.	188,748	8,609
	Monro Muffler Brake Inc.	256,460	8,525
	Regis Corp.	472,446	8,485
	Penske Automotive Group Inc.	374,574	7,956
*	Meritage Homes Corp.	233,969	7,941
*	Lumber Liquidators Holdings Inc.	232,989	7,873

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Value
		Shares	($000)
*	New York Times Co. Class A	1,006,918	7,854
	Arbitron Inc.	223,238	7,813
^,*	Valassis Communications Inc.	354,944	7,720
*	BJ's Restaurants Inc.	201,711	7,665
	Matthews International Corp. Class A	235,881	7,664
	GNC Holdings Inc. Class A	193,743	7,595
*	Shutterfly Inc.	245,283	7,528
	Cato Corp. Class A	242,147	7,376
*	Papa John's International Inc.	153,202	7,288
*	Zumiez Inc.	181,167	7,174
	National CineMedia Inc.	464,731	7,050
*	K12 Inc.	302,175	7,041
*	Marriott Vacations Worldwide Corp.	225,197	6,977
*	Peet's Coffee & Tea Inc.	109,125	6,552
	Jones Group Inc.	674,414	6,447
^	Sturm Ruger & Co. Inc.	158,831	6,377
*	Shuffle Master Inc.	458,659	6,330
	Interval Leisure Group Inc.	330,940	6,291
*	Orient-Express Hotels Ltd. Class A	749,941	6,277
*	Skechers U.S.A. Inc. Class A	307,803	6,270
*	Asbury Automotive Group Inc.	262,181	6,211
	True Religion Apparel Inc.	211,710	6,135
*	Grand Canyon Education Inc.	291,546	6,105
	Churchill Downs Inc.	103,586	6,090
	International Speedway Corp. Class A	232,229	6,080
	Scholastic Corp.	209,088	5,888
^	KB Home	599,342	5,874
*	DineEquity Inc.	129,435	5,778
^,*	Barnes & Noble Inc.	340,048	5,597
*	American Axle & Manufacturing Holdings Inc.	529,066	5,550
	Belo Corp. Class A	858,879	5,531
	CEC Entertainment Inc.	151,133	5,497
	Columbia Sportswear Co.	100,712	5,400
*	La-Z-Boy Inc.	430,115	5,286
*	Standard Pacific Corp.	841,268	5,207
*	Steiner Leisure Ltd.	111,747	5,186
	Oxford Industries Inc.	115,247	5,152
*	Ascent Capital Group Inc. Class A	98,724	5,109
*	Sonic Corp.	503,316	5,043
*	Office Depot Inc.	2,332,596	5,038
*	iRobot Corp.	227,031	5,029
*	Pinnacle Entertainment Inc.	516,260	4,966
*	Knology Inc.	252,459	4,966
	Fred's Inc. Class A	319,847	4,890
	Stage Stores Inc.	266,910	4,890
	Ameristar Casinos Inc.	270,062	4,799
*	Dorman Products Inc.	190,456	4,779
*	American Public Education Inc.	148,492	4,752
*	Biglari Holdings Inc.	11,944	4,615
^	American Greetings Corp. Class A	314,870	4,603
	Brown Shoe Co. Inc.	351,201	4,534
*	AFC Enterprises Inc.	195,416	4,522
*	Drew Industries Inc.	157,943	4,399
	Pep Boys-Manny Moe & Jack	438,380	4,340
	Stewart Enterprises Inc. Class A	605,948	4,326
	Ethan Allen Interiors Inc.	216,013	4,305
*	Smith & Wesson Holding Corp.	500,605	4,160
*	Scientific Games Corp. Class A	484,691	4,144
	Lithia Motors Inc. Class A	179,631	4,141
*	Capella Education Co.	117,877	4,097
	Sonic Automotive Inc. Class A	288,905	3,949
	Core-Mark Holding Co. Inc.	81,887	3,942
*	Denny's Corp.	869,731	3,862
*	Maidenform Brands Inc.	193,247	3,849

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Arctic Cat Inc.	104,086	3,805
	Hot Topic Inc.	391,823	3,797
	Movado Group Inc.	151,640	3,794
	JAKKS Pacific Inc.	228,491	3,658
	Harte-Hanks Inc.	398,606	3,643
*	LeapFrog Enterprises Inc.	353,428	3,626
	Sinclair Broadcast Group Inc. Class A	397,139	3,598
*	OfficeMax Inc.	701,672	3,550
^	RadioShack Corp.	916,262	3,518
	Blyth Inc.	101,700	3,515
^,*	Bridgepoint Education Inc.	160,600	3,501
*	Ruby Tuesday Inc.	512,199	3,488
*	Red Robin Gourmet Burgers Inc.	111,712	3,408
*	Krispy Kreme Doughnuts Inc.	530,938	3,393
*	Boyd Gaming Corp.	465,507	3,352
^,*	Vera Bradley Inc.	153,143	3,228
^,*	Blue Nile Inc.	108,608	3,227
*	Career Education Corp.	478,969	3,204
	Superior Industries International Inc.	191,510	3,135
*	rue21 inc	121,879	3,076
*	Beazer Homes USA Inc.	924,318	3,004
	Nutrisystem Inc.	255,269	2,951
	Callaway Golf Co.	490,221	2,897
	PetMed Express Inc.	236,346	2,874
^	Allison Transmission Holdings Inc.	161,156	2,830
*	M/I Homes Inc.	163,142	2,826
*	G-III Apparel Group Ltd.	115,814	2,744
	Destination Maternity Corp.	125,431	2,709
*	Multimedia Games Holding Co. Inc.	183,611	2,571
*	Digital Generation Inc.	207,127	2,562
*	Modine Manufacturing Co.	363,374	2,518
*	EW Scripps Co. Class A	260,953	2,508
*	Quiksilver Inc.	1,073,866	2,502
*	America's Car-Mart Inc.	62,208	2,417
	Marcus Corp.	173,214	2,383
*	Winnebago Industries Inc.	231,364	2,358
*	Cavco Industries Inc.	45,715	2,344
*	Amerigon Inc.	202,482	2,327
	Speedway Motorsports Inc.	137,387	2,323
	Shoe Carnival Inc.	106,201	2,282
*	Fuel Systems Solutions Inc.	136,716	2,282
	Universal Technical Institute Inc.	167,854	2,268
*	Wet Seal Inc. Class A	716,348	2,264
*	Rentrak Corp.	107,715	2,224
	World Wrestling Entertainment Inc. Class A	280,501	2,194
*	Exide Technologies	629,636	2,116
	Standard Motor Products Inc.	145,426	2,048
	Clear Channel Outdoor Holdings Inc. Class A	337,498	2,032
*	Federal-Mogul Corp.	183,142	2,015
*	Francesca's Holdings Corp.	72,658	1,963
	Haverty Furniture Cos. Inc.	173,934	1,943
*	Corinthian Colleges Inc.	664,919	1,922
*	Tumi Holdings Inc.	108,395	1,897
*	VOXX International Corp. Class A	202,820	1,890
*	Ruth's Hospitality Group Inc.	284,730	1,879
*	Steinway Musical Instruments Inc.	76,122	1,865
*	Town Sports International Holdings Inc.	137,437	1,827
*	Fiesta Restaurant Group Inc.	137,968	1,825
*	Zagg Inc.	165,666	1,807
^,*	hhgregg Inc.	159,730	1,807
*	Stein Mart Inc.	226,119	1,798
*	Citi Trends Inc.	115,774	1,788
*	Kirkland's Inc.	155,873	1,754
*	Libbey Inc.	113,240	1,741

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	MarineMax Inc.	181,578	1,727
	Spartan Motors Inc.	320,203	1,678
*	Caribou Coffee Co. Inc.	129,341	1,670
	Big 5 Sporting Goods Corp.	215,890	1,632
*	Journal Communications Inc. Class A	310,859	1,604
*	Universal Electronics Inc.	120,911	1,592
*	Unifi Inc.	138,392	1,568
*	Perry Ellis International Inc.	74,317	1,542
*	Saga Communications Inc. Class A	41,537	1,541
^,*	Hovnanian Enterprises Inc. Class A	513,295	1,489
	Ambassadors Group Inc.	271,886	1,479
	Benihana Inc. Class A	91,097	1,468
*	Kenneth Cole Productions Inc. Class A	94,876	1,428
^,*	Pandora Media Inc.	131,133	1,425
	bebe stores inc	241,159	1,416
*	Caesars Entertainment Corp.	122,636	1,398
*	Conn's Inc.	92,851	1,374
^,*	Mattress Firm Holding Corp.	43,900	1,331
*	Education Management Corp.	190,991	1,327
*	Talbots Inc.	525,788	1,325
*	Bravo Brio Restaurant Group Inc.	73,398	1,309
*	Stoneridge Inc.	185,450	1,263
*	Tuesday Morning Corp.	292,240	1,254
	Lifetime Brands Inc.	99,960	1,247
*	Carmike Cinemas Inc.	84,680	1,241
*	Cumulus Media Inc. Class A	405,071	1,219
*	Rocky Brands Inc.	89,284	1,178
	CSS Industries Inc.	56,571	1,163
	Lincoln Educational Services Corp.	176,623	1,148
*	West Marine Inc.	96,752	1,137
	Weyco Group Inc.	48,942	1,134
*	Fisher Communications Inc.	37,868	1,133
	Cherokee Inc.	81,296	1,132
	Marine Products Corp.	181,152	1,101
*	Luby's Inc.	161,382	1,081
*	Red Lion Hotels Corp.	123,596	1,069
	Bassett Furniture Industries Inc.	102,310	1,055
*	Morgans Hotel Group Co.	219,791	1,033
*	Famous Dave's Of America Inc.	93,260	1,031
*	MTR Gaming Group Inc.	213,028	1,012
^,*	Skullcandy Inc.	71,227	1,008
*	Overstock.com Inc.	143,335	990
	Flexsteel Industries Inc.	49,946	988
^,*	HomeAway Inc.	44,030	957
*	Nexstar Broadcasting Group Inc. Class A	140,999	950
	Mac-Gray Corp.	66,974	944
*	Isle of Capri Casinos Inc.	148,818	918
	Tandy Leather Factory Inc.	171,905	911
*	Systemax Inc.	76,005	898
	Frisch's Restaurants Inc.	31,659	897
*	Casual Male Retail Group Inc.	246,387	894
	RG Barry Corp.	65,040	884
	Collectors Universe	59,401	872
	Winmark Corp.	14,711	861
^,*	Pacific Sunwear of California Inc.	464,513	850
	Culp Inc.	81,245	833
	Martha Stewart Living Omnimedia Class A	241,840	822
*	Fiesta Restaurant Group Inc.	137,968	820
	AH Belo Corp. Class A	203,788	819
*	Entercom Communications Corp. Class A	134,221	808
*	Nautilus Inc.	243,823	807
*	LIN TV Corp. Class A	260,096	786
*	Geeknet Inc.	39,271	778
*	Gaiam Inc. Class A	196,631	767

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Beasley Broadcasting Group Inc. Class A	129,860	765
*	1-800-Flowers.com Inc. Class A	212,399	741
*	Black Diamond Inc.	78,122	738
*	Orbitz Worldwide Inc.	197,059	719
*	Jamba Inc.	366,359	718
	Hooker Furniture Corp.	60,297	711
	Entravision Communications Corp. Class A	581,230	703
*	J Alexander's Corp.	61,783	702
*	Dex One Corp.	735,134	687
	Shiloh Industries Inc.	59,757	687
*	McClatchy Co. Class A	312,341	687
*	Charles & Colvard Ltd.	179,486	677
*	K-Swiss Inc. Class A	215,737	664
*	Rick's Cabaret International Inc.	76,632	664
*	New York & Co. Inc.	189,432	659
^	Bon-Ton Stores Inc.	82,607	645
	Carriage Services Inc. Class A	76,305	635
*	Full House Resorts Inc.	218,748	628
	Dover Downs Gaming & Entertainment Inc.	206,382	621
*	Monarch Casino & Resort Inc.	66,625	609
*	Trans World Entertainment Corp.	194,851	604
*	Ballantyne Strong Inc.	99,538	594
	Outdoor Channel Holdings Inc.	81,230	594
*	Nathan's Famous Inc.	20,071	592
	Ark Restaurants Corp.	40,973	592
	Strattec Security Corp.	28,076	591
*	Delta Apparel Inc.	43,044	588
*	Crown Media Holdings Inc. Class A	335,758	588
	Escalade Inc.	105,152	583
*	Emmis Communications Corp. Class A	301,213	554
*	Zale Corp.	204,966	551
*	Cache Inc.	112,504	522
^,*	Media General Inc. Class A	112,740	520
*	Dixie Group Inc.	131,974	502
*	Insignia Systems Inc.	272,111	498
*	Sealy Corp.	268,101	496
*	Perfumania Holdings Inc.	59,718	495
*	Body Central Corp.	54,799	493
*	Joe's Jeans Inc.	468,051	491
*	Emerson Radio Corp.	239,156	486
*	Build-A-Bear Workshop Inc.	98,599	471
	Williams Controls Inc.	38,249	463
*	Learning Tree International Inc.	105,297	460
*	Valuevision Media Inc. Class A	214,455	446
*	Furniture Brands International Inc.	356,226	442
*	Teavana Holdings Inc.	32,537	440
	Gaming Partners International Corp.	69,066	423
*	Tower International Inc.	40,313	423
*	Premier Exhibitions Inc.	149,816	405
*	Kona Grill Inc.	44,367	400
*	Hollywood Media Corp.	319,978	384
*	Stanley Furniture Co. Inc.	94,854	378
*	Summer Infant Inc.	115,095	378
*	ReachLocal Inc.	34,250	377
*	Gordmans Stores Inc.	22,529	372
	Christopher & Banks Corp.	309,051	365
*	Johnson Outdoors Inc. Class A	17,506	361
*	School Specialty Inc.	109,842	358
*	Century Casinos Inc.	130,616	355
*	Navarre Corp.	223,103	355
*	Vitacost.com Inc.	60,001	354
	Skyline Corp.	68,938	350
^,*	LodgeNet Interactive Corp.	262,143	343
*	SuperMedia Inc.	134,670	337

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Forward Industries Inc.	190,865	332
^,*	Books-A-Million Inc.	101,558	325
*	Dover Motorsports Inc.	242,923	316
*	Coldwater Creek Inc.	566,779	309
*	Heelys Inc.	159,516	305
	Duckwall-ALCO Stores Inc.	34,684	303
*	Spanish Broadcasting System Inc.	73,134	297
*	Kid Brands Inc.	145,135	290
*	Lakes Entertainment Inc.	97,503	283
*	Golfsmith International Holdings Inc.	44,379	269
*	CafePress Inc.	17,770	264
*	Motorcar Parts of America Inc.	56,445	253
*	UQM Technologies Inc.	277,645	242
*	Nobility Homes Inc.	40,811	232
*	Harris Interactive Inc.	202,512	229
^,*	Dial Global Inc.	68,324	227
	Superior Uniform Group Inc.	17,995	220
	Einstein Noah Restaurant Group Inc.	11,408	200
^,*	Empire Resorts Inc.	99,968	185
^,*	Digital Domain Media Group Inc.	28,425	178
*	Bidz.com Inc.	208,755	158
^,*	American Apparel Inc.	178,714	153
	Lacrosse Footwear Inc.	13,918	152
*	Gray Television Inc.	89,453	132
*	US Auto Parts Network Inc.	29,615	124
*	Cobra Electronics Corp.	27,608	121
*	Cambium Learning Group Inc.	117,787	112
*	Appliance Recycling Centers of America Inc.	24,098	101
*	Cosi Inc.	126,640	90
*	Radio One Inc. Class A	93,623	84
*	Comstock Homebuilding Cos. Inc. Class A	53,637	70
*	Bluefly Inc.	46,169	58
*	Entertainment Gaming Asia Inc.	17,721	51
*	NTN Buzztime Inc.	287,989	38
*	SPAR Group Inc.	31,577	36
*	Nevada Gold & Casinos Inc.	30,913	36
*	Quantum Fuel Systems Technologies Worldwide Inc.	41,851	31
*	Cybex International Inc.	17,990	29
*	Radio One Inc.	25,533	24
*	Hallwood Group Inc.	1,737	17
*	Meade Instruments Corp.	4,548	17
*	dELiA*s Inc.	8,665	13
*	Sport Chalet Inc. Class A	5,160	8
*	Enova Systems Inc.	13,800	1
*	Reading International Inc. Class A	100	1
*	Here Media Inc.	12,670	—
			3,445,824
Consumer Staples (3.6%)
	Bunge Ltd.	1,190,851	74,714
	Church & Dwight Co. Inc.	1,139,221	63,193
	Herbalife Ltd.	954,912	46,151
*	Energizer Holdings Inc.	536,699	40,387
	Ingredion Inc.	625,587	30,979
*	Ralcorp Holdings Inc.	452,274	30,185
*	Smithfield Foods Inc.	1,314,470	28,432
	Hillshire Brands Co.	968,918	28,089
*	Green Mountain Coffee Roasters Inc.	1,079,965	23,522
*	United Natural Foods Inc.	404,863	22,211
	Flowers Foods Inc.	920,504	21,383
	Nu Skin Enterprises Inc. Class A	448,088	21,015
*	Hain Celestial Group Inc.	368,407	20,277
	Casey's General Stores Inc.	316,170	18,651
*	TreeHouse Foods Inc.	298,342	18,584

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Harris Teeter Supermarkets Inc.	409,318	16,778
*	Darling International Inc.	973,896	16,060
*	Fresh Market Inc.	231,048	12,391
	Lancaster Colony Corp.	165,344	11,774
	B&G Foods Inc. Class A	401,743	10,686
	PriceSmart Inc.	151,378	10,219
	Snyders-Lance Inc.	389,102	9,817
^	SUPERVALU Inc.	1,763,178	9,133
	Universal Corp.	193,169	8,949
^,*	Boston Beer Co. Inc. Class A	70,638	8,547
	Vector Group Ltd.	480,420	8,177
	Fresh Del Monte Produce Inc.	345,337	8,105
*	Elizabeth Arden Inc.	203,942	7,915
*	Rite Aid Corp.	5,434,784	7,609
	Sanderson Farms Inc.	160,454	7,352
	J&J Snack Foods Corp.	120,321	7,111
*	Post Holdings Inc.	229,484	7,057
*	Prestige Brands Holdings Inc.	419,442	6,631
	WD-40 Co.	132,856	6,618
	Andersons Inc.	152,755	6,516
*	Spectrum Brands Holdings Inc.	197,309	6,426
*	Susser Holdings Corp.	144,452	5,369
*	Pilgrim's Pride Corp.	709,165	5,070
	Tootsie Roll Industries Inc.	211,562	5,048
^,*	Star Scientific Inc.	1,039,604	4,741
	Cal-Maine Foods Inc.	119,876	4,687
*	Smart Balance Inc.	484,876	4,553
*	Central Garden and Pet Co. Class A	416,937	4,540
	Weis Markets Inc.	94,192	4,193
	Spartan Stores Inc.	211,007	3,826
^	Diamond Foods Inc.	183,182	3,268
*	Medifast Inc.	144,794	2,850
	Calavo Growers Inc.	105,056	2,687
*	Pantry Inc.	180,552	2,654
*	Alliance One International Inc.	710,024	2,457
*	Dole Food Co. Inc.	266,289	2,338
	Inter Parfums Inc.	133,682	2,309
	Nash Finch Co.	100,873	2,167
	Coca-Cola Bottling Co. Consolidated	33,355	2,144
*	USANA Health Sciences Inc.	47,533	1,955
*	Schiff Nutrition International Inc.	107,636	1,932
*	National Beverage Corp.	128,402	1,918
*	Revlon Inc. Class A	122,422	1,742
*	Chiquita Brands International Inc.	346,296	1,731
	Ingles Markets Inc. Class A	104,147	1,669
^,*	Central European Distribution Corp.	566,322	1,620
*	Seneca Foods Corp. Class A	59,494	1,600
	Village Super Market Inc. Class A	46,702	1,522
*	John B Sanfilippo & Son Inc.	82,011	1,464
	Rocky Mountain Chocolate Factory Inc.	105,587	1,226
*	Nutraceutical International Corp.	77,248	1,178
	Oil-Dri Corp. of America	52,194	1,143
	Alico Inc.	35,899	1,096
	United-Guardian Inc.	55,716	1,032
	Limoneira Co.	59,281	962
*	Omega Protein Corp.	126,528	931
	Lifeway Foods Inc.	81,756	848
*	Chefs' Warehouse Inc.	46,020	831
*	Natural Alternatives International Inc.	100,999	777
	Roundy's Inc.	74,900	765
*	Annie's Inc.	18,100	758
	Nature's Sunshine Products Inc.	49,551	748
	Arden Group Inc.	8,037	701
	Female Health Co.	113,025	663

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Farmer Bros Co.	73,219	583
^,*	Synutra International Inc.	100,215	541
	MGP Ingredients Inc.	153,372	492
*	Overhill Farms Inc.	118,661	465
*	Inventure Foods Inc.	68,541	432
	Orchids Paper Products Co.	23,573	417
*	Harbinger Group Inc.	50,300	392
*	Craft Brew Alliance Inc.	40,903	335
*	Physicians Formula Holdings Inc.	76,739	268
*	S&W Seed Co.	43,914	232
*	Crumbs Bake Shop Inc.	82,203	181
*	Pizza Inn Holdings Inc.	37,376	101
*	IGI Laboratories Inc.	88,519	91
	Reliv International Inc.	44,259	71
*	Mannatech Inc.	7,432	51
^,*	Primo Water Corp.	41,926	47
*	Jones Soda Co.	62,161	20
*	Crystal Rock Holdings Inc.	11,892	12
			782,088
Energy (5.7%)
*	Concho Resources Inc.	852,635	72,576
	HollyFrontier Corp.	1,697,084	60,128
	Core Laboratories NV	387,522	44,914
	Oceaneering International Inc.	888,808	42,538
*	Whiting Petroleum Corp.	965,227	39,690
	Cimarex Energy Co.	703,836	38,795
*	Plains Exploration & Production Co.	1,056,699	37,175
*	Continental Resources Inc.	459,299	30,599
^,*	Ultra Petroleum Corp.	1,247,906	28,789
*	Oil States International Inc.	426,412	28,228
*	Dresser-Rand Group Inc.	617,241	27,492
*	Cobalt International Energy Inc.	1,131,282	26,585
	Energen Corp.	588,536	26,561
*	Superior Energy Services Inc.	1,285,627	26,008
	SM Energy Co.	523,542	25,711
*	Cheniere Energy Inc.	1,532,307	22,586
	World Fuel Services Corp.	590,862	22,470
*	McDermott International Inc.	1,949,895	21,722
	Energy XXI Bermuda Ltd.	645,959	20,212
	Tidewater Inc.	425,798	19,740
*	SandRidge Energy Inc.	2,887,337	19,316
*	Dril-Quip Inc.	287,376	18,849
	Patterson-UTI Energy Inc.	1,283,921	18,694
*	Atwood Oceanics Inc.	470,885	17,818
*	Rosetta Resources Inc.	441,916	16,192
*	SEACOR Holdings Inc.	174,066	15,558
	Berry Petroleum Co. Class A	389,462	15,446
	Lufkin Industries Inc.	275,877	14,986
*	Helix Energy Solutions Group Inc.	877,241	14,396
*	Unit Corp.	344,641	12,714
^	CARBO Ceramics Inc.	164,854	12,649
	Bristow Group Inc.	296,353	12,053
	Arch Coal Inc.	1,732,093	11,934
*	Oasis Petroleum Inc.	492,991	11,921
^,*	McMoRan Exploration Co.	911,300	11,546
*	Hornbeck Offshore Services Inc.	290,899	11,281
*	SemGroup Corp. Class A	344,769	11,008
*	Stone Energy Corp.	406,182	10,293
	Western Refining Inc.	445,182	9,914
	Targa Resources Corp.	232,065	9,909
^	EXCO Resources Inc.	1,260,765	9,569
*	Key Energy Services Inc.	1,256,859	9,552
*	Cloud Peak Energy Inc.	506,125	8,559
*	Bill Barrett Corp.	394,762	8,456

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Northern Oil and Gas Inc.	527,332	8,406
^,*	Clean Energy Fuels Corp.	539,826	8,367
*	Gulfport Energy Corp.	374,200	7,720
*	Carrizo Oil & Gas Inc.	327,553	7,701
*	Forest Oil Corp.	978,518	7,173
*	ION Geophysical Corp.	1,060,009	6,985
*	Exterran Holdings Inc.	531,402	6,775
*	Gulfmark Offshore Inc.	198,949	6,772
*	Swift Energy Co.	353,361	6,576
*	Comstock Resources Inc.	397,781	6,532
^	RPC Inc.	535,118	6,363
*	Contango Oil & Gas Co.	105,991	6,275
*	PDC Energy Inc.	249,949	6,129
*	GeoResources Inc.	165,902	6,074
^,*	Magnum Hunter Resources Corp.	1,382,051	5,777
*	Approach Resources Inc.	225,090	5,749
^,*	Quicksilver Resources Inc.	982,540	5,325
*	Energy Partners Ltd.	289,876	4,899
*	OYO Geospace Corp.	52,952	4,765
	Crosstex Energy Inc.	339,236	4,749
*	Hercules Offshore Inc.	1,316,724	4,661
*	TETRA Technologies Inc.	643,773	4,590
*	Newpark Resources Inc.	756,145	4,461
	W&T Offshore Inc.	290,390	4,443
*	Parker Drilling Co.	964,503	4,350
*	Rentech Inc.	2,097,348	4,321
*	Heckmann Corp.	1,235,470	4,176
*	CVR Energy Inc.	156,415	4,158
*	Pioneer Drilling Co.	508,012	4,049
*	Vaalco Energy Inc.	455,659	3,932
	Gulf Island Fabrication Inc.	134,749	3,801
^,*	Endeavour International Corp.	389,252	3,270
*	Rex Energy Corp.	284,133	3,185
*	Abraxas Petroleum Corp.	973,641	3,106
*	Goodrich Petroleum Corp.	219,351	3,040
^,*	BPZ Resources Inc.	1,175,821	2,975
*	Harvest Natural Resources Inc.	344,017	2,941
*	Matrix Service Co.	251,796	2,858
*	Resolute Energy Corp.	291,160	2,786
	Penn Virginia Corp.	366,783	2,692
*	Basic Energy Services Inc.	236,573	2,441
^	Overseas Shipholding Group Inc.	219,212	2,435
*	Petroquest Energy Inc.	463,285	2,316
*	Willbros Group Inc.	355,757	2,298
*	Laredo Petroleum Holdings Inc.	107,386	2,234
*	Clayton Williams Energy Inc.	45,896	2,220
	Delek US Holdings Inc.	126,093	2,218
*	Cal Dive International Inc.	759,509	2,203
*	FX Energy Inc.	364,228	2,167
*	Forum Energy Technologies Inc.	109,513	2,156
*	Triangle Petroleum Corp.	383,637	2,141
*	Vantage Drilling Co.	1,426,603	2,140
*	PHI Inc.	78,066	2,077
^,*	C&J Energy Services Inc.	109,932	2,034
*	Venoco Inc.	200,582	2,008
*	Mitcham Industries Inc.	116,079	1,970
^,*	Halcon Resources Corp.	205,629	1,941
^,*	Miller Energy Resources Inc.	365,763	1,829
^,*	ATP Oil & Gas Corp.	539,295	1,823
^,*	Hyperdynamics Corp.	2,079,471	1,743
^,*	USEC Inc.	1,580,831	1,565
*	Warren Resources Inc.	602,817	1,447
^,*	Uranium Energy Corp.	609,383	1,396
^,*	Patriot Coal Corp.	1,118,042	1,364

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^,*	ZaZa Energy Corp.	298,283	1,348
*	Dawson Geophysical Co.	55,963	1,333
*	Callon Petroleum Co.	310,793	1,324
	Bolt Technology Corp.	86,555	1,299
	Panhandle Oil and Gas Inc. Class A	42,985	1,296
*	Midstates Petroleum Co. Inc.	129,641	1,259
*	Sanchez Energy Corp.	59,762	1,243
*	Natural Gas Services Group Inc.	78,703	1,166
*	Evolution Petroleum Corp.	132,298	1,103
*	CREDO Petroleum Corp.	70,275	1,017
*	Verenium Corp.	316,665	991
^,*	James River Coal Co.	323,961	878
^,*	Amyris Inc.	184,429	817
	Alon USA Energy Inc.	94,506	800
^,*	Uranium Resources Inc.	1,260,621	782
*	TGC Industries Inc.	79,054	768
*	REX American Resources Corp.	38,548	752
*	Westmoreland Coal Co.	91,433	736
*	Crimson Exploration Inc.	152,947	702
*	Bonanza Creek Energy Inc.	37,307	620
*	Isramco Inc.	5,453	600
^,*	Royale Energy Inc.	189,557	597
*	Union Drilling Inc.	130,162	583
*	Green Plains Renewable Energy Inc.	90,809	567
^,*	KiOR Inc.	62,243	557
^,*	Solazyme Inc.	38,787	539
*	Syntroleum Corp.	798,486	539
^,*	GMX Resources Inc.	648,879	526
*	US Energy Corp. Wyoming	217,963	514
*	Double Eagle Petroleum Co.	116,717	511
	Adams Resources & Energy Inc.	11,853	497
*	CAMAC Energy Inc.	682,700	430
*	Tengasco Inc.	534,687	428
*	Global Geophysical Services Inc.	69,805	427
*	PHI Inc.	14,659	408
	Hallador Energy Co.	47,085	399
*	Magellan Petroleum Corp.	330,649	364
*	Synergy Resources Corp.	116,253	358
^,*	Saratoga Resources Inc.	53,421	314
*	Matador Resources Co.	29,200	314
*	HKN Inc.	107,664	255
*	Voyager Oil & Gas Inc.	134,105	236
*	RigNet Inc.	13,045	227
^,*	Gevo Inc.	44,098	219
^,*	Houston American Energy Corp.	180,643	202
*	Pyramid Oil Co.	44,033	201
^,*	Zion Oil & Gas Inc.	123,393	194
*	ENGlobal Corp.	128,231	192
*	Gasco Energy Inc.	946,291	166
^,*	GreenHunter Energy Inc.	73,068	149
*	Barnwell Industries Inc.	46,909	139
*	FieldPoint Petroleum Corp.	35,358	138
^,*	Pacific Ethanol Inc.	352,071	125
^,*	Cubic Energy Inc.	270,766	114
^,*	BioFuel Energy Corp.	26,619	95
^,*	Lucas Energy Inc.	57,694	85
*	PostRock Energy Corp.	41,993	67
*	Forbes Energy Services Ltd.	12,212	57
*	GeoMet Inc.	138,562	44
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	27
^,*	Geokinetics Inc.	47,753	13
*	GeoPetro Resources Co.	31,100	4
*	Zion Oil & Gas Inc. Warrants Exp. 12/31/2012	12,066	2
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	79,783	—

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* Petrocorp Inc. Escrow	51,258	—
		1,258,862
Financials (21.3%)
General Growth Properties Inc.	4,822,153	87,233
Digital Realty Trust Inc.	890,540	66,853
Macerich Co.	1,086,752	64,173
SL Green Realty Corp.	734,490	58,935
* CIT Group Inc.	1,646,004	58,664
Federal Realty Investment Trust	521,531	54,286
UDR Inc.	2,052,648	53,040
* Affiliated Managers Group Inc.	420,737	46,050
Realty Income Corp.	1,095,455	45,757
New York Community Bancorp Inc.	3,599,127	45,097
Rayonier Inc.	999,293	44,868
Everest Re Group Ltd.	432,384	44,747
Camden Property Trust	657,850	44,517
Essex Property Trust Inc.	289,015	44,485
* Alleghany Corp.	119,751	40,685
Taubman Centers Inc.	481,157	37,126
Alexandria Real Estate Equities Inc.	509,707	37,066
WR Berkley Corp.	923,656	35,949
Liberty Property Trust	957,597	35,278
* Markel Corp.	79,546	35,135
Regency Centers Corp.	738,050	35,109
Fidelity National Financial Inc. Class A	1,818,264	35,020
TD Ameritrade Holding Corp.	2,022,673	34,385
Arthur J Gallagher & Co.	967,722	33,938
* MSCI Inc. Class A	995,338	33,861
RenaissanceRe Holdings Ltd.	427,097	32,464
Reinsurance Group of America Inc. Class A	601,537	32,008
Duke Realty Corp.	2,178,376	31,891
BRE Properties Inc.	629,148	31,470
Raymond James Financial Inc.	914,655	31,318
Senior Housing Properties Trust	1,327,452	29,629
Ares Capital Corp.	1,810,737	28,899
Cullen/Frost Bankers Inc.	500,802	28,791
East West Bancorp Inc.	1,186,536	27,836
American Campus Communities Inc.	612,293	27,541
* American Capital Ltd.	2,689,189	27,080
Kilroy Realty Corp.	559,100	27,066
DDR Corp.	1,827,838	26,760
Douglas Emmett Inc.	1,139,541	26,323
^ Validus Holdings Ltd.	814,320	26,083
Weingarten Realty Investors	989,005	26,050
HCC Insurance Holdings Inc.	829,572	26,049
Extra Space Storage Inc.	850,501	26,025
Brown & Brown Inc.	947,099	25,827
Lazard Ltd. Class A	981,181	25,501
Eaton Vance Corp.	943,085	25,416
Jones Lang LaSalle Inc.	358,896	25,255
Hospitality Properties Trust	1,008,265	24,975
White Mountains Insurance Group Ltd.	47,833	24,957
National Retail Properties Inc.	878,090	24,841
Piedmont Office Realty Trust Inc. Class A	1,426,928	24,557
Commerce Bancshares Inc.	646,086	24,487
Home Properties Inc.	398,859	24,474
Tanger Factory Outlet Centers	758,985	24,325
American Financial Group Inc.	619,618	24,308
Allied World Assurance Co. Holdings AG	304,364	24,188
CBL & Associates Properties Inc.	1,230,738	24,049
BioMed Realty Trust Inc.	1,258,059	23,501
SEI Investments Co.	1,181,243	23,495
Equity Lifestyle Properties Inc.	339,534	23,418
* Signature Bank	381,855	23,282

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Mid-America Apartment Communities Inc.	334,013	22,793
	ProAssurance Corp.	253,753	22,607
	First Niagara Financial Group Inc.	2,921,649	22,351
	Post Properties Inc.	442,151	21,643
	Waddell & Reed Financial Inc. Class A	710,726	21,521
	Assured Guaranty Ltd.	1,512,871	21,331
*	SVB Financial Group	362,511	21,287
	Mack-Cali Realty Corp.	729,146	21,196
	Hancock Holding Co.	691,739	21,057
	LaSalle Hotel Properties	711,022	20,719
	Highwoods Properties Inc.	605,978	20,391
	CBOE Holdings Inc.	716,913	19,844
	Protective Life Corp.	663,663	19,518
	Omega Healthcare Investors Inc.	867,148	19,511
	Associated Banc-Corp	1,444,677	19,055
	City National Corp.	388,914	18,893
	Old Republic International Corp.	2,153,481	17,852
	Valley National Bancorp	1,635,632	17,338
*	Ocwen Financial Corp.	920,883	17,294
	Bank of Hawaii Corp.	371,491	17,070
	Aspen Insurance Holdings Ltd.	587,650	16,983
*	Forest City Enterprises Inc. Class A	1,159,681	16,931
	Fulton Financial Corp.	1,662,995	16,613
	Alterra Capital Holdings Ltd.	710,045	16,580
*	First Republic Bank	492,341	16,543
	Prosperity Bancshares Inc.	392,173	16,483
	Jefferies Group Inc.	1,248,557	16,219
	Colonial Properties Trust	729,793	16,158
	Susquehanna Bancshares Inc.	1,553,005	15,996
	Capitol Federal Financial Inc.	1,344,661	15,975
	Entertainment Properties Trust	387,395	15,926
	Erie Indemnity Co. Class A	220,351	15,779
	Washington REIT	549,531	15,634
	Healthcare Realty Trust Inc.	647,437	15,435
	CNO Financial Group Inc.	1,976,549	15,417
	TCF Financial Corp.	1,330,893	15,279
	Washington Federal Inc.	892,767	15,079
	FirstMerit Corp.	906,830	14,981
	DuPont Fabros Technology Inc.	523,301	14,945
	First American Financial Corp.	875,902	14,855
	Hanover Insurance Group Inc.	373,851	14,629
	Brandywine Realty Trust	1,183,790	14,608
	DiamondRock Hospitality Co.	1,394,725	14,226
	American Realty Capital Trust Inc.	1,300,753	14,204
*	Popular Inc.	850,191	14,122
	Corporate Office Properties Trust	598,173	14,063
	UMB Financial Corp.	269,533	13,808
*	Stifel Financial Corp.	446,203	13,788
	StanCorp Financial Group Inc.	368,448	13,692
*	Howard Hughes Corp.	221,254	13,638
	Endurance Specialty Holdings Ltd.	355,270	13,614
^,*	MBIA Inc.	1,235,338	13,354
	Webster Financial Corp.	610,631	13,226
	CommonWealth REIT	687,106	13,137
	Trustmark Corp.	533,238	13,054
	Synovus Financial Corp.	6,579,675	13,028
	CapitalSource Inc.	1,918,391	12,892
	DCT Industrial Trust Inc.	2,040,487	12,855
	Kemper Corp.	416,111	12,795
	Apollo Investment Corp.	1,662,402	12,767
*	Texas Capital Bancshares Inc.	313,860	12,677
	FNB Corp.	1,157,189	12,579
	Mercury General Corp.	300,916	12,539
	EastGroup Properties Inc.	231,962	12,364

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
BOK Financial Corp.	211,986	12,338
Janus Capital Group Inc.	1,565,087	12,239
Umpqua Holdings Corp.	929,723	12,235
* St. Joe Co.	763,135	12,065
Sovran Self Storage Inc.	240,656	12,054
CubeSmart	1,011,291	11,802
Glimcher Realty Trust	1,142,303	11,674
National Health Investors Inc.	227,963	11,608
LPL Financial Holdings Inc.	340,094	11,485
Platinum Underwriters Holdings Ltd.	291,291	11,098
^ Prospect Capital Corp.	971,267	11,063
Westamerica Bancorporation	233,338	11,011
* Sunstone Hotel Investors Inc.	984,804	10,823
* Altisource Portfolio Solutions SA	147,625	10,811
Medical Properties Trust Inc.	1,123,629	10,809
Cathay General Bancorp	653,394	10,788
Cash America International Inc.	243,795	10,737
Wintrust Financial Corp.	301,623	10,708
Potlatch Corp.	334,016	10,668
Montpelier Re Holdings Ltd.	500,255	10,650
Iberiabank Corp.	210,496	10,620
Equity One Inc.	495,919	10,513
PS Business Parks Inc.	154,410	10,457
Primerica Inc.	375,740	10,044
Pebblebrook Hotel Trust	428,703	9,993
BancorpSouth Inc.	682,484	9,910
National Penn Bancshares Inc.	1,024,618	9,806
* Knight Capital Group Inc. Class A	817,711	9,763
United Bankshares Inc.	375,381	9,715
* First Cash Financial Services Inc.	241,741	9,711
MB Financial Inc.	448,753	9,666
Sun Communities Inc.	216,744	9,589
* Strategic Hotels & Resorts Inc.	1,475,746	9,533
^ Lexington Realty Trust	1,122,843	9,510
RLI Corp.	139,209	9,494
Northwest Bancshares Inc.	810,225	9,488
BankUnited Inc.	401,940	9,478
Old National Bancorp	786,181	9,442
Glacier Bancorp Inc.	597,687	9,258
LTC Properties Inc.	252,708	9,168
* First Industrial Realty Trust Inc.	726,207	9,165
First Financial Bankshares Inc.	261,455	9,036
Symetra Financial Corp.	702,363	8,864
Community Bank System Inc.	325,772	8,835
International Bancshares Corp.	441,559	8,619
Education Realty Trust Inc.	777,676	8,617
Greenhill & Co. Inc.	240,258	8,565
* Ezcorp Inc. Class A	363,919	8,538
CVB Financial Corp.	729,256	8,496
Acadia Realty Trust	360,097	8,347
* PHH Corp.	469,588	8,208
MarketAxess Holdings Inc.	299,802	7,987
Selective Insurance Group Inc.	454,844	7,919
First Financial Bancorp	484,230	7,738
Hersha Hospitality Trust Class A	1,458,827	7,703
* World Acceptance Corp.	114,543	7,537
PrivateBancorp Inc. Class A	499,358	7,371
Bank of the Ozarks Inc.	238,345	7,169
* BBCN Bancorp Inc.	647,515	7,051
* Financial Engines Inc.	328,620	7,049
Alexander's Inc.	16,090	6,937
Pennsylvania REIT	460,690	6,901
Provident Financial Services Inc.	446,585	6,855
Park National Corp.	98,169	6,847

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Fifth Street Finance Corp.	683,456	6,821
Astoria Financial Corp.	695,989	6,821
First Midwest Bancorp Inc.	620,791	6,816
Tower Group Inc.	326,090	6,805
* Enstar Group Ltd.	68,308	6,758
* DFC Global Corp.	366,097	6,747
Cousins Properties Inc.	865,307	6,706
First Citizens BancShares Inc. Class A	39,937	6,655
American Assets Trust Inc.	273,850	6,641
Government Properties Income Trust	293,234	6,633
PacWest Bancorp	278,691	6,597
Franklin Street Properties Corp.	599,653	6,344
* TFS Financial Corp.	659,218	6,296
Argo Group International Holdings Ltd.	211,372	6,187
Columbia Banking System Inc.	328,623	6,185
CNA Financial Corp.	222,890	6,178
* Greenlight Capital Re Ltd. Class A	235,742	5,993
* Investors Bancorp Inc.	395,608	5,970
NBT Bancorp Inc.	276,375	5,967
Amtrust Financial Services Inc.	199,509	5,927
First Commonwealth Financial Corp.	872,086	5,869
Horace Mann Educators Corp.	331,440	5,794
Boston Private Financial Holdings Inc.	647,926	5,786
Home BancShares Inc.	185,299	5,666
Infinity Property & Casualty Corp.	98,200	5,663
* Citizens Republic Bancorp Inc.	330,237	5,657
* Pinnacle Financial Partners Inc.	287,977	5,618
* Sterling Financial Corp.	292,906	5,533
Investors Real Estate Trust	691,708	5,464
Oritani Financial Corp.	378,287	5,444
American Equity Investment Life Holding Co.	491,988	5,417
Inland Real Estate Corp.	643,947	5,396
* Western Alliance Bancorp	569,607	5,332
Associated Estates Realty Corp.	351,992	5,262
Sabra Health Care REIT Inc.	305,762	5,232
Independent Bank Corp.	178,683	5,219
* Virtus Investment Partners Inc.	63,980	5,182
Brookline Bancorp Inc.	583,451	5,164
Safety Insurance Group Inc.	126,391	5,137
Cohen & Steers Inc.	147,158	5,078
Evercore Partners Inc. Class A	213,130	4,985
Retail Opportunity Investments Corp.	413,151	4,983
First Potomac Realty Trust	418,985	4,931
Employers Holdings Inc.	271,265	4,894
* FelCor Lodging Trust Inc.	1,034,204	4,861
Hudson Pacific Properties Inc.	278,329	4,846
Chemical Financial Corp.	224,207	4,820
* MGIC Investment Corp.	1,657,195	4,773
PennantPark Investment Corp.	460,958	4,771
Ramco-Gershenson Properties Trust	379,420	4,769
Ashford Hospitality Trust Inc.	563,785	4,753
Universal Health Realty Income Trust	114,424	4,752
Interactive Brokers Group Inc.	322,186	4,743
KBW Inc.	287,564	4,730
Triangle Capital Corp.	207,424	4,725
Saul Centers Inc.	109,740	4,705
Apollo Residential Mortgage Inc.	240,963	4,646
Hercules Technology Growth Capital Inc.	408,235	4,629
BlackRock Kelso Capital Corp.	471,326	4,600
S&T Bancorp Inc.	248,655	4,593
Getty Realty Corp.	239,726	4,591
WesBanco Inc.	213,845	4,546
Chesapeake Lodging Trust	263,441	4,536
^ Main Street Capital Corp.	187,102	4,528

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* National Financial Partners Corp.	335,186	4,491
* Navigators Group Inc.	89,515	4,480
SCBT Financial Corp.	123,878	4,367
City Holding Co.	129,082	4,349
RLJ Lodging Trust	237,036	4,297
Coresite Realty Corp.	164,362	4,244
Community Trust Bancorp Inc.	126,429	4,234
ViewPoint Financial Group Inc.	268,319	4,196
Radian Group Inc.	1,272,979	4,188
TrustCo Bank Corp. NY	764,480	4,174
Nelnet Inc. Class A	180,725	4,157
* PICO Holdings Inc.	182,476	4,089
* iStar Financial Inc.	625,222	4,033
* AMERISAFE Inc.	153,708	3,989
American National Insurance Co.	55,227	3,936
United Fire Group Inc.	182,544	3,894
* West Coast Bancorp	197,339	3,878
* State Bank Financial Corp.	255,128	3,868
BGC Partners Inc. Class A	637,868	3,744
* Credit Acceptance Corp.	44,113	3,724
Monmouth Real Estate Investment Corp. Class A	313,573	3,675
* Forestar Group Inc.	286,387	3,669
Flushing Financial Corp.	269,056	3,667
Urstadt Biddle Properties Inc. Class A	184,013	3,638
Oriental Financial Group Inc.	328,132	3,636
Maiden Holdings Ltd.	417,803	3,627
* Wilshire Bancorp Inc.	657,328	3,602
* Hanmi Financial Corp.	343,163	3,596
* HFF Inc. Class A	256,346	3,573
Meadowbrook Insurance Group Inc.	405,176	3,561
FBL Financial Group Inc. Class A	126,770	3,551
* Green Dot Corp. Class A	157,209	3,477
Duff & Phelps Corp. Class A	239,608	3,474
Dime Community Bancshares Inc.	261,071	3,470
Renasant Corp.	210,102	3,301
Berkshire Hills Bancorp Inc.	148,398	3,265
National Interstate Corp.	122,549	3,259
MCG Capital Corp.	703,668	3,237
* Ameris Bancorp	252,228	3,178
* Hilltop Holdings Inc.	306,685	3,162
* Citizens Inc.	323,562	3,155
Simmons First National Corp. Class A	135,072	3,140
* Safeguard Scientifics Inc.	197,947	3,064
* Investment Technology Group Inc.	329,944	3,035
* eHealth Inc.	187,254	3,017
Lakeland Financial Corp.	111,897	3,002
* Tejon Ranch Co.	104,520	2,991
Sandy Spring Bancorp Inc.	164,269	2,957
* ICG Group Inc.	316,274	2,926
* Piper Jaffray Cos.	124,422	2,915
Kennedy-Wilson Holdings Inc.	203,563	2,852
Winthrop Realty Trust	233,506	2,839
* Taylor Capital Group Inc.	171,117	2,805
* Eagle Bancorp Inc.	177,357	2,793
* Central Pacific Financial Corp.	193,132	2,727
* OmniAmerican Bancorp Inc.	127,148	2,725
Flagstone Reinsurance Holdings SA	338,727	2,713
Southside Bancshares Inc.	120,608	2,711
Washington Trust Bancorp Inc.	110,588	2,696
Cardinal Financial Corp.	219,453	2,695
^ TowneBank	190,917	2,673
* Bancorp Inc.	282,494	2,670
Agree Realty Corp.	120,478	2,666
Great Southern Bancorp Inc.	95,932	2,646

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
First Financial Corp.	90,916	2,637
* NewStar Financial Inc.	198,400	2,571
Tompkins Financial Corp.	68,165	2,568
* Guaranty Bancorp	1,207,920	2,549
National Western Life Insurance Co. Class A	17,908	2,541
Excel Trust Inc.	211,490	2,529
Campus Crest Communities Inc.	237,961	2,472
Bancfirst Corp.	58,758	2,463
* Beneficial Mutual Bancorp Inc.	284,881	2,459
* Doral Financial Corp.	1,589,400	2,384
TICC Capital Corp.	244,738	2,374
SY Bancorp Inc.	99,103	2,373
* Southwest Bancorp Inc.	248,549	2,339
Banner Corp.	105,522	2,312
Stewart Information Services Corp.	150,128	2,304
Federal Agricultural Mortgage Corp.	87,833	2,304
MVC Capital Inc.	176,391	2,284
* Virginia Commerce Bancorp Inc.	269,271	2,270
German American Bancorp Inc.	108,359	2,221
OneBeacon Insurance Group Ltd. Class A	167,499	2,181
First Busey Corp.	449,317	2,170
* Rouse Properties Inc.	159,835	2,166
Heartland Financial USA Inc.	90,109	2,163
Epoch Holding Corp.	94,802	2,160
* United Community Banks Inc.	251,070	2,152
Republic Bancorp Inc. Class A	96,673	2,151
* Metro Bancorp Inc.	178,634	2,149
* Pacific Capital Bancorp	46,928	2,146
* First California Financial Group Inc.	310,075	2,133
WSFS Financial Corp.	52,629	2,127
Kite Realty Group Trust	425,926	2,125
Capital Southwest Corp.	20,466	2,105
MainSource Financial Group Inc.	177,749	2,103
Camden National Corp.	57,021	2,088
GAMCO Investors Inc.	46,987	2,086
* WisdomTree Investments Inc.	317,364	2,085
* INTL. FCStone Inc.	107,168	2,074
First Merchants Corp.	166,161	2,070
* 1st United Bancorp Inc.	333,242	2,069
Sterling Bancorp	202,942	2,025
Parkway Properties Inc.	175,563	2,008
One Liberty Properties Inc.	106,184	1,999
StellarOne Corp.	159,825	1,995
* Park Sterling Corp.	423,485	1,995
Washington Banking Co.	142,447	1,980
First Connecticut Bancorp Inc.	146,616	1,979
OceanFirst Financial Corp.	136,541	1,961
* Nationstar Mortgage Holdings Inc.	90,623	1,950
Golub Capital BDC Inc.	128,982	1,946
Kearny Financial Corp.	200,316	1,941
Arrow Financial Corp.	80,215	1,939
Rockville Financial Inc.	166,359	1,925
Gladstone Commercial Corp.	115,080	1,917
* Preferred Bank	141,928	1,896
Provident New York Bancorp	246,843	1,874
West Bancorporation Inc.	195,669	1,861
Cedar Realty Trust Inc.	368,424	1,861
Univest Corp. of Pennsylvania	112,328	1,857
FXCM Inc. Class A	156,524	1,841
Calamos Asset Management Inc. Class A	160,145	1,834
Mission West Properties Inc.	212,482	1,832
Baldwin & Lyons Inc.	77,243	1,795
Financial Institutions Inc.	106,344	1,795
* Suffolk Bancorp	137,645	1,785

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Lakeland Bancorp Inc.	169,346	1,782
*	Franklin Financial Corp.	108,069	1,778
*	Walker & Dunlop Inc.	138,341	1,778
	Peoples Bancorp Inc.	80,575	1,771
	Arlington Asset Investment Corp. Class A	80,705	1,752
*	First Financial Northwest Inc.	215,650	1,751
*	Global Indemnity plc	85,969	1,741
	Westfield Financial Inc.	238,320	1,740
	Territorial Bancorp Inc.	76,276	1,737
	National Bankshares Inc.	57,523	1,733
	Bank Mutual Corp.	391,976	1,729
	Thomas Properties Group Inc.	315,623	1,717
	Union First Market Bankshares Corp.	118,332	1,710
	GFI Group Inc.	477,831	1,701
	Hudson Valley Holding Corp.	93,513	1,693
	Edelman Financial Group Inc.	194,492	1,692
*	Heritage Commerce Corp.	259,111	1,684
	Presidential Life Corp.	168,307	1,654
	SeaBright Holdings Inc.	185,867	1,652
	Northfield Bancorp Inc.	115,982	1,648
*	Bridge Capital Holdings	100,545	1,624
*	Macatawa Bank Corp.	473,983	1,616
*	Tree.com Inc.	141,281	1,616
*	Phoenix Cos. Inc.	873,085	1,615
	Retail Properties of America Inc.	166,012	1,614
	Westwood Holdings Group Inc.	43,292	1,613
	Summit Hotel Properties Inc.	189,399	1,585
*	North Valley Bancorp	119,995	1,583
*	Seacoast Banking Corp. of Florida	1,027,904	1,552
*	Sun Bancorp Inc.	566,948	1,531
	STAG Industrial Inc.	104,702	1,527
*	Flagstar Bancorp Inc.	1,815,167	1,525
*	Mercantile Bank Corp.	82,011	1,513
	Citizens & Northern Corp.	78,965	1,504
*	BofI Holding Inc.	75,124	1,484
*	Pacific Mercantile Bancorp	213,953	1,478
	First Interstate Bancsystem Inc.	102,329	1,457
	Heritage Financial Corp.	98,647	1,445
	1st Source Corp.	63,430	1,433
	State Auto Financial Corp.	102,022	1,433
	United Financial Bancorp Inc.	99,597	1,432
*	Netspend Holdings Inc.	155,684	1,431
	Kohlberg Capital Corp.	196,129	1,424
	CapLease Inc.	340,906	1,415
*	Ladenburg Thalmann Financial Services Inc.	917,949	1,414
	Northrim BanCorp Inc.	65,237	1,402
	Bryn Mawr Bank Corp.	65,958	1,390
	Oppenheimer Holdings Inc. Class A	88,124	1,385
	Eastern Insurance Holdings Inc.	80,964	1,376
	First Community Bancshares Inc.	94,706	1,367
*	Intervest Bancshares Corp. Class A	353,150	1,353
^,*	Zillow Inc. Class A	34,862	1,347
	Consolidated-Tomoka Land Co.	46,226	1,330
*	Cowen Group Inc. Class A	499,173	1,328
	First of Long Island Corp.	45,411	1,316
*	Meridian Interstate Bancorp Inc.	93,129	1,296
	MicroFinancial Inc.	156,934	1,271
*	Harris & Harris Group Inc.	334,378	1,271
	Artio Global Investors Inc. Class A	362,359	1,268
	Century Bancorp Inc. Class A	42,568	1,266
	CoBiz Financial Inc.	200,596	1,256
*	NewBridge Bancorp	286,445	1,255
	BankFinancial Corp.	165,745	1,248
*	BSB Bancorp Inc.	97,802	1,247

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	EMC Insurance Group Inc.	61,353	1,239
	Chatham Lodging Trust	86,635	1,237
	Diamond Hill Investment Group Inc.	15,722	1,231
	Marlin Business Services Corp.	74,836	1,227
	Merchants Bancshares Inc.	44,131	1,216
	Kansas City Life Insurance Co.	34,496	1,214
	Medallion Financial Corp.	113,668	1,207
	Centerstate Banks Inc.	168,828	1,207
	ESSA Bancorp Inc.	111,135	1,200
	Penns Woods Bancorp Inc.	29,801	1,186
	First Bancorp	132,582	1,179
*	United Community Financial Corp.	386,076	1,150
*	MetroCorp Bancshares Inc.	106,210	1,133
*	SWS Group Inc.	212,343	1,132
	Donegal Group Inc. Class B	63,194	1,130
*	Cape Bancorp Inc.	135,853	1,129
	Trico Bancshares	73,177	1,127
	Gladstone Investment Corp.	150,167	1,110
*	Gramercy Capital Corp.	434,160	1,085
	Kaiser Federal Financial Group Inc.	73,120	1,081
	Center Bancorp Inc.	96,047	1,081
	Orrstown Financial Services Inc.	134,465	1,080
	Manning & Napier Inc.	75,297	1,071
	Home Federal Bancorp Inc.	101,725	1,068
*	AmeriServ Financial Inc.	378,247	1,067
	American National Bankshares Inc.	45,249	1,066
	Terreno Realty Corp.	69,728	1,054
*	Unity Bancorp Inc.	174,680	1,048
	Gladstone Capital Corp.	132,357	1,044
	ESB Financial Corp.	79,087	1,044
	First Bancorp Inc.	61,084	1,038
	Home Loan Servicing Solutions Ltd.	77,100	1,033
	Clifton Savings Bancorp Inc.	99,139	1,032
	NGP Capital Resources Co.	145,667	1,031
^,*	First BanCorp	258,601	1,024
	First Financial Holdings Inc.	93,161	999
	Indiana Community Bancorp	45,407	987
	Fox Chase Bancorp Inc.	64,911	937
	UMH Properties Inc.	86,280	926
	Pzena Investment Management Inc. Class A	204,614	906
	Encore Bancshares Inc.	43,675	901
*	American Safety Insurance Holdings Ltd.	48,046	901
	Enterprise Financial Services Corp.	81,745	896
*	Chicopee Bancorp Inc.	61,071	884
	Provident Financial Holdings Inc.	75,794	874
*	Gyrodyne Co. of America Inc.	7,546	863
	Pulaski Financial Corp.	114,567	849
	MutualFirst Financial Inc.	80,909	849
	Bridge Bancorp Inc.	35,823	845
	Meta Financial Group Inc.	41,575	829
*	MBT Financial Corp.	295,318	812
	Crawford & Co. Class B	197,436	807
	CNB Financial Corp.	48,553	792
	Fidelity Southern Corp.	90,738	784
	Capital City Bank Group Inc.	105,606	778
*	First South Bancorp Inc.	187,860	761
*	AV Homes Inc.	52,075	759
*	Capital Bank Corp.	330,919	754
	TF Financial Corp.	30,391	749
*	Republic First Bancorp Inc.	355,622	743
	Urstadt Biddle Properties Inc.	38,700	727
	Bank of Marin Bancorp	19,563	724
*	Select Income REIT	30,300	720
*	Peoples Federal Bancshares Inc.	42,783	714

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Peapack Gladstone Financial Corp.	44,800	695
*	FBR & Co.	248,575	689
*	Yadkin Valley Financial Corp.	259,588	688
	Nicholas Financial Inc.	53,412	685
*	NASB Financial Inc.	33,383	663
	Ames National Corp.	28,456	654
	Tortoise Capital Resources Corp.	73,033	653
*	BankAtlantic Bancorp Inc. Class A	117,471	648
^,*	Heritage Oaks Bancorp	114,891	640
	New Hampshire Thrift Bancshares Inc.	51,320	636
	Ocean Shore Holding Co.	48,911	619
*	BancTrust Financial Group Inc.	203,197	608
	Donegal Group Inc. Class A	45,533	605
*	Timberland Bancorp Inc.	121,702	604
	Citizens South Banking Corp.	88,810	602
	Pacific Continental Corp.	67,217	596
	Harleysville Savings Financial Corp.	33,765	594
	Alliance Financial Corp.	16,941	582
*	Riverview Bancorp Inc.	465,363	582
	PMC Commercial Trust	75,358	580
*	MPG Office Trust Inc.	288,542	580
*	Southern Community Financial Corp.	182,721	577
*	Firstcity Financial Corp.	66,475	575
*	Waterstone Financial Inc.	149,047	566
	Beacon Federal Bancorp Inc.	28,519	566
*	ZipRealty Inc.	379,635	554
*	21st Century Holding Co.	136,422	546
	Middleburg Financial Corp.	31,977	544
	BCB Bancorp Inc.	52,135	541
*	Louisiana Bancorp Inc.	33,668	539
	Peoples Bancorp of North Carolina Inc.	64,718	527
*	American River Bankshares	72,121	525
	Universal Insurance Holdings Inc.	153,511	523
	QC Holdings Inc.	124,354	521
	VIST Financial Corp.	44,345	515
	JMP Group Inc.	82,133	508
	Independence Holding Co.	51,428	507
*	Pacific Premier Bancorp Inc.	60,030	504
	US Global Investors Inc. Class A	113,665	497
	Bank of Commerce Holdings	120,358	491
*	Gleacher & Co. Inc.	600,340	480
	First Defiance Financial Corp.	27,165	465
*	Citizens Community Bancorp Inc.	81,210	465
	Firstbank Corp.	46,094	461
	Sierra Bancorp	46,020	456
*	Oak Valley Bancorp	64,647	450
*	Cascade Bancorp	75,420	447
	CFS Bancorp Inc.	96,333	431
*	Tower Financial Corp.	40,861	419
	First Pactrust Bancorp Inc.	34,940	414
	Citizens Holding Co.	21,952	412
*	First United Corp.	95,024	410
*	Community Bankers Trust Corp.	227,842	403
	Ohio Valley Banc Corp.	20,624	403
*	ASB Bancorp Inc.	27,036	385
	Bar Harbor Bankshares	10,605	382
	Bank of Kentucky Financial Corp.	14,291	381
	New Mountain Finance Corp.	26,587	377
*	First Marblehead Corp.	321,542	376
*	Farmers Capital Bank Corp.	56,979	374
*	CompuCredit Holdings Corp.	102,303	370
*	United Security Bancshares	167,206	368
*	1st Constitution Bancorp	38,638	364
*	Hampton Roads Bankshares Inc.Rights	236,462	362

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Roma Financial Corp.	41,866	357
	Hawthorn Bancshares Inc.	38,922	356
*	Colony Bankcorp Inc.	75,066	355
*	WSB Holdings Inc.	130,152	353
*	OBA Financial Services Inc.	23,617	351
	Shore Bancshares Inc.	58,546	348
	Investors Title Co.	5,777	329
*	Summit Financial Group Inc.	63,467	319
*	PVF Capital Corp.	156,141	317
*	Maui Land & Pineapple Co. Inc.	84,228	316
*	Western Liberty Bancorp	108,191	314
*	Hallmark Financial Services	40,120	313
*	Old Second Bancorp Inc.	231,418	301
^	Life Partners Holdings Inc.	139,231	297
^,*	Hampton Roads Bankshares Inc.	256,213	279
	Southern National Bancorp of Virginia Inc.	36,675	278
	Teche Holding Co.	7,151	278
*	Independent Bank Corp.	109,673	275
	Hampden Bancorp Inc.	20,735	268
*	Guaranty Federal Bancshares Inc.	33,020	266
	MidWestOne Financial Group Inc.	12,267	264
*	Home Bancorp Inc.	15,334	263
*	BRT Realty Trust	39,982	260
^,*	First Federal Bancshares of Arkansas Inc.	31,737	257
	Federal Agricultural Mortgage Corp. Class A	12,788	253
	Heritage Financial Group Inc.	19,456	250
*	Southcoast Financial Corp.	100,892	250
*	Stratus Properties Inc.	27,459	247
*	United Security Bancshares	48,284	240
*	Berkshire Bancorp Inc.	27,283	240
*	Prudential Bancorp Inc. of Pennsylvania	41,906	225
*	Newport Bancorp Inc.	16,119	223
*	Imperial Holdings Inc.	57,141	219
^	Fidus Investment Corp.	14,328	217
	Norwood Financial Corp.	7,639	216
*	Consumer Portfolio Services Inc.	108,078	207
*	Camco Financial Corp.	90,601	201
*	Supertel Hospitality Inc.	210,925	198
*	First Acceptance Corp.	147,208	197
	C&F Financial Corp.	4,700	189
^,*	Premierwest Bancorp	127,874	180
	MHI Hospitality Corp.	49,434	177
*	Investors Capital Holdings Ltd.	42,539	174
	First Citizens Banc Corp.	27,708	172
*	CIFC Corp.	23,274	172
	Monarch Financial Holdings Inc.	17,206	169
*	Savannah Bancorp Inc.	34,251	166
*	Jefferson Bancshares Inc.	70,123	165
	FedFirst Financial Corp.	11,376	163
*	Xenith Bankshares Inc.	36,561	152
*	Community Partners Bancorp	26,379	147
*	Parke Bancorp Inc.	26,948	140
	First Bancshares Inc.	15,169	140
*	HMN Financial Inc.	45,747	140
	Old Point Financial Corp.	12,862	139
	Preferred Apartment Communities Inc. Class A	19,123	135
	Gain Capital Holdings Inc.	25,425	127
	MidSouth Bancorp Inc.	8,906	125
*	Premier Financial Bancorp Inc.	15,989	120
	Codorus Valley Bancorp Inc.	8,848	119
*	Central Valley Community Bancorp	16,807	118
*	BCSB Bancorp Inc.	8,358	114
	First Clover Leaf Financial Corp.	18,338	112
*	Valley Financial Corp.	13,798	109

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^	Farmers National Banc Corp.	17,306	108
	Saratoga Investment Corp.	6,221	105
*	New Century Bancorp Inc.	21,884	103
*	Wolverine Bancorp Inc.	5,854	97
*	First Savings Financial Group Inc.	5,346	94
	Cheviot Financial Corp.	10,598	91
*	IF Bancorp Inc.	6,414	85
*	Anchor Bancorp Inc.	8,200	85
*	United Bancshares Inc.	8,752	79
*	Royal Bancshares of Pennsylvania Inc.	39,973	72
	Glen Burnie Bancorp	6,610	70
*	Southern First Bancshares Inc.	8,373	68
*	Alliance Bankshares Corp.	15,303	67
	Enterprise Bancorp Inc.	3,947	65
	Peoples Financial Corp.	6,186	60
	Horizon Bancorp	2,144	56
*	Rurban Financial Corp.	7,440	52
*	First Financial Service Corp.	22,276	50
	Naugatuck Valley Financial Corp.	6,300	47
*	First Security Group Inc.	15,041	45
	Southwest Georgia Financial Corp.	4,435	44
*	Magyar Bancorp Inc.	10,365	43
*	Atlantic Coast Financial Corp.	17,372	40
^,*	Penson Worldwide Inc.	253,319	39
*	1st Century Bancshares Inc.	7,605	36
	United Bancorp Inc.	3,747	34
	Oconee Federal Financial Corp.	2,383	31
	Kentucky First Federal Bancorp	3,587	30
*	Porter Bancorp Inc.	19,841	30
	Homeowners Choice Inc.	1,700	30
	BNC Bancorp	3,655	29
	Whitestone REIT Class B	2,000	28
	Bank of South Carolina Corp.	2,451	27
	Princeton National Bancorp Inc.	38,572	22
	Presidential Realty Corp. Class B	46,000	21
*	Direct Markets Holdings Corp.	55,107	21
	Greene County Bancorp Inc.	1,080	20
	Britton & Koontz Capital Corp.	2,350	18
*	Malvern Federal Bancorp Inc.	2,050	17
*	Severn Bancorp Inc.	5,194	16
	United Community Bancorp	2,700	15
*	Rand Capital Corp.	5,450	15
	First West Virginia Bancorp	881	13
*	First Capital Bancorp Inc.	5,724	13
	Mid Penn Bancorp Inc.	1,284	13
	American Realty Capital Properties Inc.	1,200	12
*	Sussex Bancorp	2,400	12
	First Capital Inc.	510	11
*	Eastern Virginia Bankshares Inc.	2,459	9
	HF Financial Corp.	373	5
*	Village Bank and Trust Financial Corp.	2,400	3
	Laporte Bancorp Inc.	300	3
*	Siebert Financial Corp.	1,336	2
	Oneida Financial Corp.	188	2
*	Jacksonville Bancorp Inc.	1,210	2
*	Community Financial Corp.	300	1
*	American Spectrum Realty Inc.	100	—
*	Transcontinental Realty Investors Inc.	100	—
*	Ohio Legacy Corp.	100	—
			4,679,897
Health Care (11.7%)
*	Vertex Pharmaceuticals Inc.	1,722,440	96,319
*	Regeneron Pharmaceuticals Inc.	636,562	72,708
*	Henry Schein Inc.	737,581	57,893

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	IDEXX Laboratories Inc.	451,120	43,366
*	Illumina Inc.	1,009,608	40,778
*	Mettler-Toledo International Inc.	257,253	40,093
	HCA Holdings Inc.	1,289,168	39,229
*	Hologic Inc.	2,171,291	39,170
*	Catalyst Health Solutions Inc.	414,461	38,727
*	Amylin Pharmaceuticals Inc.	1,336,738	37,736
*	BioMarin Pharmaceutical Inc.	950,021	37,602
*	ResMed Inc.	1,169,277	36,481
*	Onyx Pharmaceuticals Inc.	525,302	34,906
	Universal Health Services Inc. Class B	794,633	34,296
	Cooper Cos. Inc.	388,113	30,956
*	Gen-Probe Inc.	375,579	30,873
*	Endo Health Solutions Inc.	958,880	29,706
	Omnicare Inc.	927,144	28,955
*	MEDNAX Inc.	401,428	27,514
*	Medivation Inc.	295,594	27,017
*	Questcor Pharmaceuticals Inc.	496,913	26,456
*	AMERIGROUP Corp.	399,594	26,337
*	Salix Pharmaceuticals Ltd.	475,651	25,894
*	Cepheid Inc.	540,378	24,182
*	Incyte Corp. Ltd.	1,056,861	23,991
	Lincare Holdings Inc.	704,713	23,974
*	HMS Holdings Corp.	711,661	23,705
*	Pharmacyclics Inc.	428,679	23,410
*	Vivus Inc.	818,241	23,353
*	athenahealth Inc.	294,342	23,303
*	Ariad Pharmaceuticals Inc.	1,302,688	22,419
	Techne Corp.	300,454	22,294
*	United Therapeutics Corp.	439,466	21,701
*	Covance Inc.	452,540	21,654
*	Human Genome Sciences Inc.	1,624,605	21,331
*	Seattle Genetics Inc.	823,585	20,911
*	Community Health Systems Inc.	745,090	20,885
	Teleflex Inc.	338,476	20,617
*	Cubist Pharmaceuticals Inc.	522,752	19,818
*	Align Technology Inc.	574,323	19,217
*	WellCare Health Plans Inc.	355,915	18,864
*	HealthSouth Corp.	784,673	18,252
*	Allscripts Healthcare Solutions Inc.	1,582,107	17,292
	Medicis Pharmaceutical Corp. Class A	489,274	16,709
*	Health Net Inc.	688,025	16,698
*	Myriad Genetics Inc.	699,629	16,630
*	Health Management Associates Inc. Class A	2,113,003	16,587
*	LifePoint Hospitals Inc.	401,660	16,460
*	Bio-Rad Laboratories Inc. Class A	164,054	16,407
*	Thoratec Corp.	485,247	16,295
	Owens & Minor Inc.	527,694	16,163
^,*	Arena Pharmaceuticals Inc.	1,604,430	16,012
*	VCA Antech Inc.	725,381	15,944
	Hill-Rom Holdings Inc.	514,220	15,864
*	Haemonetics Corp.	208,926	15,484
*	Sirona Dental Systems Inc.	342,542	15,418
*	Brookdale Senior Living Inc. Class A	854,285	15,155
	STERIS Corp.	478,748	15,018
	West Pharmaceutical Services Inc.	280,537	14,164
*	PAREXEL International Corp.	494,390	13,957
*	Alkermes plc	807,048	13,696
*	ViroPharma Inc.	569,009	13,486
*	Charles River Laboratories International Inc.	406,141	13,305
*	Alere Inc.	666,430	12,955
*	Theravance Inc.	574,710	12,770
*	Centene Corp.	422,858	12,753
*	Volcano Corp.	437,074	12,522

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Jazz Pharmaceuticals plc	252,319	11,357
*	Impax Laboratories Inc.	552,254	11,194
*	Par Pharmaceutical Cos. Inc.	303,648	10,974
*	MWI Veterinary Supply Inc.	105,744	10,867
*	Auxilium Pharmaceuticals Inc.	399,198	10,734
*	Masimo Corp.	477,274	10,681
*	Immunogen Inc.	633,449	10,629
*	Medicines Co.	452,545	10,381
*	Magellan Health Services Inc.	225,999	10,245
*	Bruker Corp.	761,486	10,135
*	Isis Pharmaceuticals Inc.	826,521	9,918
	Chemed Corp.	159,169	9,620
^,*	Dendreon Corp.	1,264,136	9,355
*	Cyberonics Inc.	205,911	9,254
*	Air Methods Corp.	93,815	9,217
*	Ironwood Pharmaceuticals Inc. Class A	660,227	9,098
*	Neogen Corp.	195,530	9,034
	Quality Systems Inc.	328,296	9,031
*	NuVasive Inc.	354,434	8,988
*	PSS World Medical Inc.	426,185	8,946
*	Akorn Inc.	559,611	8,825
*	HeartWare International Inc.	98,571	8,753
*	Lexicon Pharmaceuticals Inc.	3,764,658	8,471
*	Insulet Corp.	394,707	8,435
^,*	MAKO Surgical Corp.	307,441	7,874
*	Amsurg Corp. Class A	261,866	7,851
*	Acorda Therapeutics Inc.	329,908	7,773
*	Nektar Therapeutics	948,736	7,656
*	Luminex Corp.	308,519	7,556
*	DexCom Inc.	560,199	7,260
*	Hanger Inc.	282,918	7,254
	Meridian Bioscience Inc.	342,959	7,017
*	Wright Medical Group Inc.	326,523	6,971
*	Exelixis Inc.	1,231,172	6,808
*	ArthroCare Corp.	229,375	6,716
^,*	Spectrum Pharmaceuticals Inc.	429,946	6,690
*	Abaxis Inc.	180,458	6,677
*	Endologix Inc.	422,691	6,526
	CONMED Corp.	232,905	6,445
*	Halozyme Therapeutics Inc.	726,934	6,441
*	Orthofix International NV	153,053	6,313
	Analogic Corp.	101,741	6,308
*	ABIOMED Inc.	275,591	6,289
*	NxStage Medical Inc.	372,908	6,250
*	IPC The Hospitalist Co. Inc.	137,228	6,219
*	NPS Pharmaceuticals Inc.	714,845	6,155
*	Integra LifeSciences Holdings Corp.	165,396	6,149
*	Dynavax Technologies Corp.	1,400,390	6,050
*	Medidata Solutions Inc.	184,357	6,023
^,*	Optimer Pharmaceuticals Inc.	387,373	6,012
*	Team Health Holdings Inc.	243,133	5,857
*	Idenix Pharmaceuticals Inc.	568,638	5,857
*	Genomic Health Inc.	167,670	5,600
*	MedAssets Inc.	412,463	5,548
*	Molina Healthcare Inc.	236,201	5,541
*	ICU Medical Inc.	102,401	5,466
*	Rigel Pharmaceuticals Inc.	586,339	5,453
*	Bio-Reference Labs Inc.	206,854	5,436
*	InterMune Inc.	451,874	5,400
^,*	Opko Health Inc.	1,134,758	5,220
	Computer Programs & Systems Inc.	91,188	5,218
*	MModal Inc.	399,704	5,188
*	Conceptus Inc.	259,452	5,142
*	Exact Sciences Corp.	468,228	5,019

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Momenta Pharmaceuticals Inc.	367,099	4,963
*	Merit Medical Systems Inc.	349,034	4,820
*	OraSure Technologies Inc.	415,931	4,675
	Cantel Medical Corp.	170,698	4,652
	Landauer Inc.	79,311	4,547
	Ensign Group Inc.	156,282	4,418
*	Greatbatch Inc.	193,715	4,399
*	AVANIR Pharmaceuticals Inc.	1,106,220	4,336
*	Curis Inc.	773,992	4,180
*	Kindred Healthcare Inc.	418,386	4,113
*	Sunrise Senior Living Inc.	558,420	4,071
	Invacare Corp.	256,534	3,958
*	Omnicell Inc.	264,025	3,865
*	Accuray Inc.	553,234	3,784
*	Emeritus Corp.	223,035	3,754
*	Affymax Inc.	281,967	3,632
*	HealthStream Inc.	136,506	3,549
	National Healthcare Corp.	77,885	3,523
*	Sequenom Inc.	865,860	3,515
*	Neurocrine Biosciences Inc.	432,520	3,421
*	Quidel Corp.	217,034	3,403
*	ZIOPHARM Oncology Inc.	567,106	3,374
*	ExamWorks Group Inc.	253,120	3,349
*	Universal American Corp.	315,662	3,324
*	Corvel Corp.	67,291	3,297
*	Select Medical Holdings Corp.	322,141	3,257
*	Spectranetics Corp.	285,079	3,256
*	Ligand Pharmaceuticals Inc. Class B	191,621	3,246
*	AVEO Pharmaceuticals Inc.	266,265	3,238
*	Antares Pharma Inc.	883,865	3,217
	US Physical Therapy Inc.	126,001	3,204
*	Affymetrix Inc.	673,661	3,159
^,*	Accretive Health Inc.	286,722	3,143
*	MAP Pharmaceuticals Inc.	206,811	3,098
*	Alnylam Pharmaceuticals Inc.	265,460	3,098
*	Endocyte Inc.	372,378	3,061
^,*	Oncothyreon Inc.	649,115	3,038
*	Achillion Pharmaceuticals Inc.	487,330	3,021
*	Celldex Therapeutics Inc.	579,288	3,007
*	Arqule Inc.	506,240	3,002
*	Enzon Pharmaceuticals Inc.	436,421	2,998
^,*	Threshold Pharmaceuticals Inc.	404,715	2,995
^,*	Navidea Biopharmaceuticals Inc.	797,779	2,968
*	BioScrip Inc.	397,428	2,953
*	Amedisys Inc.	232,008	2,889
	eResearchTechnology Inc.	353,057	2,821
*	Sciclone Pharmaceuticals Inc.	385,589	2,703
*	Pacira Pharmaceuticals Inc.	167,525	2,687
*	Hi-Tech Pharmacal Co. Inc.	82,506	2,673
*	Natus Medical Inc.	229,494	2,667
*	Emergent Biosolutions Inc.	173,714	2,632
*	Depomed Inc.	460,219	2,619
*	Infinity Pharmaceuticals Inc.	191,952	2,603
*	AMAG Pharmaceuticals Inc.	165,599	2,550
*	PharMerica Corp.	230,046	2,512
	Assisted Living Concepts Inc. Class A	175,135	2,490
*	Triple-S Management Corp. Class B	133,001	2,431
*	Corcept Therapeutics Inc.	536,343	2,408
*	Symmetry Medical Inc.	280,535	2,407
*	Santarus Inc.	338,820	2,402
*	Vical Inc.	661,914	2,383
*	Array BioPharma Inc.	681,513	2,365
*	SurModics Inc.	135,394	2,342
*	AngioDynamics Inc.	194,570	2,337

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	MannKind Corp.	1,013,871	2,322
*	Geron Corp.	1,335,392	2,297
*	LHC Group Inc.	135,307	2,295
*	Immunomedics Inc.	636,181	2,271
*	Dyax Corp.	1,066,134	2,271
*	Medtox Scientific Inc.	82,477	2,224
*	Metropolitan Health Networks Inc.	224,455	2,148
*	Sangamo Biosciences Inc.	375,781	2,074
*	Healthways Inc.	258,849	2,066
*	Obagi Medical Products Inc.	134,253	2,050
^,*	Clovis Oncology Inc.	94,399	2,047
*	Orexigen Therapeutics Inc.	368,166	2,040
*	Staar Surgical Co.	257,607	2,002
*	Acadia Healthcare Co. Inc.	112,817	1,979
	Atrion Corp.	9,524	1,952
*	Cambrex Corp.	201,611	1,897
*	Progenics Pharmaceuticals Inc.	182,798	1,788
*	XenoPort Inc.	295,044	1,782
*	Capital Senior Living Corp.	165,367	1,753
*	XOMA Corp.	574,105	1,722
*	Almost Family Inc.	76,058	1,699
*	Cerus Corp.	497,028	1,650
*	Gentiva Health Services Inc.	237,638	1,647
*	Vascular Solutions Inc.	128,599	1,615
*	BioCryst Pharmaceuticals Inc.	405,736	1,615
*	Providence Service Corp.	116,484	1,597
*	Cynosure Inc. Class A	75,254	1,592
*	AMN Healthcare Services Inc.	267,758	1,588
*	Sucampo Pharmaceuticals Inc. Class A	225,836	1,588
*	Amicus Therapeutics Inc.	287,733	1,583
*	Maxygen Inc.	261,703	1,560
^,*	Osiris Therapeutics Inc.	142,135	1,559
*	Palomar Medical Technologies Inc.	179,138	1,523
^,*	Cytori Therapeutics Inc.	559,996	1,512
*	Pain Therapeutics Inc.	317,949	1,491
*	Raptor Pharmaceutical Corp.	261,408	1,461
*	Omeros Corp.	145,671	1,457
*	Dusa Pharmaceuticals Inc.	274,523	1,433
*	Sun Healthcare Group Inc.	170,621	1,428
^,*	Cell Therapeutics Inc.	2,449,364	1,421
^,*	Keryx Biopharmaceuticals Inc.	786,307	1,415
*	RTI Biologics Inc.	366,590	1,378
*	Fluidigm Corp.	89,844	1,351
*	IRIS International Inc.	118,263	1,336
*	Vanguard Health Systems Inc.	148,199	1,318
*	Furiex Pharmaceuticals Inc.	62,537	1,310
*	CryoLife Inc.	245,732	1,285
*	GTx Inc.	360,741	1,273
*	Novavax Inc.	815,288	1,272
*	Anika Therapeutics Inc.	89,618	1,218
*	Repligen Corp.	282,391	1,214
*	Synergy Pharmaceuticals Inc.	251,468	1,195
*	Synageva BioPharma Corp.	29,399	1,192
*	Alphatec Holdings Inc.	639,341	1,176
*	Synta Pharmaceuticals Corp.	213,216	1,166
*	Vanda Pharmaceuticals Inc.	264,125	1,162
*	Harvard Bioscience Inc.	308,038	1,161
*	Targacept Inc.	264,363	1,137
*	Mediware Information Systems	76,577	1,118
*	Cadence Pharmaceuticals Inc.	310,305	1,108
*	Allos Therapeutics Inc.	618,788	1,108
*	Pozen Inc.	176,001	1,098
*	Chindex International Inc.	109,390	1,072
	Young Innovations Inc.	31,049	1,071

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^,*	Repros Therapeutics Inc.	117,296	1,065
*	Rockwell Medical Technologies Inc.	111,516	1,038
*	Solta Medical Inc.	351,319	1,029
*	Five Star Quality Care Inc.	334,038	1,026
*	AtriCure Inc.	103,455	994
*	RadNet Inc.	373,069	992
*	Albany Molecular Research Inc.	387,131	987
*	Rochester Medical Corp.	91,350	983
*	Merge Healthcare Inc.	341,358	976
	Simulations Plus Inc.	233,160	970
*	Cross Country Healthcare Inc.	218,406	954
*	Synergetics USA Inc.	212,390	947
	Psychemedics Corp.	91,719	944
^,*	Unilife Corp.	274,883	929
^,*	Biotime Inc.	200,682	923
^,*	Zalicus Inc.	753,907	905
*	AVI BioPharma Inc.	1,430,265	895
*	Cutera Inc.	122,814	884
*	Tornier NV	39,203	879
^,*	SIGA Technologies Inc.	301,128	864
^,*	Biolase Inc.	442,249	862
^,*	Apricus Biosciences Inc.	250,216	856
^,*	Sunesis Pharmaceuticals Inc.	295,948	849
^,*	Cel-Sci Corp.	2,176,698	834
*	Skilled Healthcare Group Inc.	132,719	834
^,*	Aastrom Biosciences Inc.	381,111	819
^,*	MELA Sciences Inc.	244,940	799
^,*	Hansen Medical Inc.	349,286	793
	LeMaitre Vascular Inc.	132,140	793
*	PDI Inc.	95,770	789
*	Chelsea Therapeutics International Ltd.	509,747	754
*	Transcept Pharmaceuticals Inc.	121,239	752
*	Pacific Biosciences of California Inc.	343,351	745
^,*	Galena Biopharma Inc.	450,875	744
	National Research Corp.	14,041	735
^,*	BioDelivery Sciences International Inc.	162,246	727
*	Delcath Systems Inc.	437,869	723
*	OncoGenex Pharmaceutical Inc.	53,315	717
^,*	Ampio Pharmaceuticals Inc.	137,452	698
^,*	CytRx Corp.	151,367	693
*	Digirad Corp.	309,065	683
*	Theragenics Corp.	334,303	672
*	Exactech Inc.	39,553	663
^,*	PhotoMedex Inc.	54,337	660
^,*	Biosante Pharmaceuticals Inc.	253,543	647
*	Durect Corp.	690,342	628
*	Trius Therapeutics Inc.	107,463	619
*	ACADIA Pharmaceuticals Inc.	351,365	618
^,*	PharmAthene Inc.	441,466	614
*	LCA-Vision Inc.	139,887	602
*	EnteroMedics Inc.	172,787	596
*	Insmed Inc.	182,793	596
	Heska Corp.	53,677	596
*	Nabi Biopharmaceuticals	375,924	594
*	Sagent Pharmaceuticals Inc.	32,326	584
*	Cardiovascular Systems Inc.	58,935	577
^,*	Horizon Pharma Inc.	78,856	562
*	Astex Pharmaceuticals	268,284	561
*	Myrexis Inc.	205,574	537
*	Synthetic Biologics Inc.	270,376	535
*	Agenus Inc.	98,951	519
^,*	Celsion Corp.	165,062	507
*	Alliance HealthCare Services Inc.	504,688	504
	Utah Medical Products Inc.	14,970	502

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^,*	Codexis Inc.	132,578	496
^,*	Neostem Inc.	979,402	480
*	Iridex Corp.	118,015	474
*	Biospecifics Technologies Corp.	24,916	468
*	Cumberland Pharmaceuticals Inc.	71,421	461
*	Adcare Health Systems Inc.	124,877	460
*	Zogenix Inc.	181,960	451
*	Columbia Laboratories Inc.	662,181	450
^,*	Alexza Pharmaceuticals Inc.	104,998	445
^,*	Acura Pharmaceuticals Inc.	141,149	443
*	Aegerion Pharmaceuticals Inc.	29,832	443
*	Metabolix Inc.	236,122	437
*	Hemispherx Biopharma Inc.	1,503,111	418
*	Uroplasty Inc.	90,682	416
*	Medical Action Industries Inc.	118,900	414
*	Peregrine Pharmaceuticals Inc.	751,901	406
^,*	BSD Medical Corp.	245,667	403
*	Derma Sciences Inc.	42,172	402
^,*	Neuralstem Inc.	432,864	398
^,*	Savient Pharmaceuticals Inc.	725,975	392
*	Enzo Biochem Inc.	233,397	390
*	Inovio Pharmaceuticals Inc.	785,037	361
*	Vocera Communications Inc.	13,191	353
*	SRI/Surgical Express Inc.	95,914	353
*	Cleveland Biolabs Inc.	220,773	347
*	Zeltiq Aesthetics Inc.	61,638	345
^,*	ImmunoCellular Therapeutics Ltd.	91,500	343
^,*	KV Pharmaceutical Co. Class A	617,916	334
^,*	Arrowhead Research Corp.	84,709	325
*	Cytokinetics Inc.	507,004	325
*	GenVec Inc.	135,631	323
*	Discovery Laboratories Inc.	138,419	321
*	Vision Sciences Inc.	212,528	319
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Bovie Medical Corp.	127,296	293
^,*	Oculus Innovative Sciences Inc.	417,828	293
*	GenMark Diagnostics Inc.	67,130	291
*	Nanosphere Inc.	131,072	288
*	CardioNet Inc.	139,012	282
*	pSivida Corp.	121,317	280
^,*	Bacterin International Holdings Inc.	201,160	270
*	BioMimetic Therapeutics Inc.	101,425	267
*	Hooper Holmes Inc.	459,888	263
*	Authentidate Holding Corp.	385,195	250
^,*	Rexahn Pharmaceuticals Inc.	772,592	247
*	Cyclacel Pharmaceuticals Inc.	537,451	247
^,*	Medgenics Inc.	22,623	244
*	Icad Inc.	506,872	233
^,*	Ventrus Biosciences Inc.	53,128	227
^,*	IsoRay Inc.	223,799	226
*	Strategic Diagnostics Inc.	186,530	224
*	Cardica Inc.	115,896	218
*	Sharps Compliance Corp.	56,820	192
*	Lannett Co. Inc.	44,423	188
*	Integramed America Inc.	12,985	180
*	TranS1 Inc.	67,672	168
*	Urologix Inc.	217,218	167
*	Idera Pharmaceuticals Inc.	151,379	162
^,*	Athersys Inc.	98,648	159
*	Stereotaxis Inc.	715,607	150
^,*	Somaxon Pharmaceuticals Inc.	526,401	150
*	ADVENTRX Pharmaceuticals Inc.	291,820	149
*	Cornerstone Therapeutics Inc.	23,460	149
*	Anacor Pharmaceuticals Inc.	22,323	145

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	VirtualScopics Inc.	161,504	143
*	Entremed Inc.	77,282	142
*	TearLab Corp.	43,623	139
*	ThermoGenesis Corp.	145,627	138
*	PURE Bioscience Inc.	296,629	134
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	iBio Inc.	162,186	123
^,*	StemCells Inc.	149,436	120
*	Opexa Therapeutics Inc.	348,635	112
*	CombiMatrix Corp.	96,249	101
*	American Caresource Holdings Inc.	154,700	97
*	Biodel Inc.	37,730	97
*	DynaVox Inc. Class A	85,592	96
*	Anthera Pharmaceuticals Inc.	128,207	87
*	Alimera Sciences Inc.	28,169	84
*	Angeion Corp.	15,293	83
^,*	Bioanalytical Systems Inc.	86,496	78
*	MediciNova Inc.	45,442	74
^,*	Cardium Therapeutics Inc.	306,488	74
*	SunLink Health Systems Inc.	59,900	72
^,*	Oxygen Biotherapeutics Inc.	43,608	68
*	Escalon Medical Corp.	91,117	64
*	Novabay Pharmaceuticals Inc.	49,260	62
*	Retractable Technologies Inc.	62,606	61
^,*	NuPathe Inc.	14,802	60
*	ProPhase Labs Inc.	52,086	57
*	Coronado Biosciences Inc.	10,781	54
*	Catalyst Pharmaceutical Partners Inc.	96,495	52
*	CAS Medical Systems Inc.	28,698	50
*	Palatin Technologies Inc.	75,469	38
*	ERBA Diagnostics Inc.	54,515	35
*	Supernus Pharmaceuticals Inc.	3,573	33
*	Telik Inc.	14,700	32
*	ARCA Biopharma Inc.	61,940	31
*	Allied Healthcare Products	9,915	31
^,*	Complete Genomics Inc.	16,478	31
*	Pernix Therapeutics Holdings	3,901	28
*	BG Medicine Inc.	3,422	24
^,*	OXiGENE Inc.	41,123	23
*	AspenBio Pharma Inc.	10,295	19
*	Greenway Medical Technologies	998	16
^,*	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	10
	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	8
*	NeuroMetrix Inc.	10,509	7
*	AcelRx Pharmaceuticals Inc.	1,837	6
^,*	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	6
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	4
*	Tengion Inc.	1,530	4
*	DARA Biosciences Inc.	5,069	4
*	Accelr8 Technology Corp.	1,200	3
*	NewLink Genetics Corp.	200	3
*	World Heart Corp.	1,127	—
*	Senesco Technologies Inc.	500	—
			2,561,969
Industrials (15.3%)
*	Delta Air Lines Inc.	6,933,741	75,924
*	United Continental Holdings Inc.	2,709,963	65,933
	AMETEK Inc.	1,317,593	65,761
	Kansas City Southern	901,464	62,706
*	Verisk Analytics Inc. Class A	1,172,065	57,736

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
JB Hunt Transport Services Inc.	739,124	44,052
* TransDigm Group Inc.	326,403	43,836
* IHS Inc. Class A	403,783	43,500
Donaldson Co. Inc.	1,215,284	40,554
Hubbell Inc. Class B	484,973	37,799
* BE Aerospace Inc.	853,467	37,262
* AGCO Corp.	796,833	36,439
* Hertz Global Holdings Inc.	2,494,876	31,934
Timken Co.	688,089	31,508
Pentair Inc.	810,900	31,041
Chicago Bridge & Iron Co. NV	808,394	30,687
Wabtec Corp.	393,114	30,667
Waste Connections Inc.	1,011,472	30,263
Lincoln Electric Holdings Inc.	686,020	30,041
KBR Inc.	1,211,099	29,926
* Fortune Brands Home & Security Inc.	1,310,999	29,196
* Owens Corning	1,004,133	28,658
* WABCO Holdings Inc.	525,722	27,826
Carlisle Cos. Inc.	513,182	27,209
SPX Corp.	415,753	27,157
IDEX Corp.	685,635	26,726
Towers Watson & Co. Class A	420,344	25,179
MSC Industrial Direct Co. Inc. Class A	382,508	25,073
Corrections Corp. of America	826,602	24,343
* Babcock & Wilcox Co.	979,197	23,990
Manpower Inc.	654,351	23,982
Nordson Corp.	464,075	23,802
* United Rentals Inc.	692,380	23,569
Triumph Group Inc.	407,633	22,938
Graco Inc.	497,003	22,902
Valmont Industries Inc.	186,964	22,617
* Clean Harbors Inc.	393,405	22,196
Kennametal Inc.	662,257	21,954
* Spirit Aerosystems Holdings Inc. Class A	912,705	21,750
Gardner Denver Inc.	411,052	21,749
URS Corp.	621,047	21,662
* Kirby Corp.	455,910	21,464
* Hexcel Corp.	824,119	21,254
Regal-Beloit Corp.	340,391	21,193
* Alaska Air Group Inc.	589,256	21,154
* WESCO International Inc.	360,613	20,753
* Copart Inc.	853,807	20,227
CLARCOR Inc.	417,390	20,102
Landstar System Inc.	387,963	20,065
Lennox International Inc.	422,321	19,693
Woodward Inc.	498,750	19,671
* Sensata Technologies Holding NV	717,999	19,228
Covanta Holding Corp.	1,107,399	18,992
* Dollar Thrifty Automotive Group Inc.	233,469	18,902
* Nielsen Holdings NV	716,798	18,794
* Teledyne Technologies Inc.	304,856	18,794
Alexander & Baldwin Inc.	347,723	18,516
Toro Co.	247,409	18,133
* US Airways Group Inc.	1,346,905	17,954
Watsco Inc.	242,743	17,914
Acuity Brands Inc.	349,719	17,804
* Genesee & Wyoming Inc. Class A	331,789	17,532
* Old Dominion Freight Line Inc.	391,289	16,939
* Chart Industries Inc.	245,469	16,878
Con-way Inc.	463,424	16,734
Trinity Industries Inc.	666,071	16,638
* Huntington Ingalls Industries Inc.	406,346	16,351
* Terex Corp.	911,886	16,259
* Navistar International Corp.	561,852	15,940

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Oshkosh Corp.	760,234	15,927
*	Esterline Technologies Corp.	254,577	15,873
	AO Smith Corp.	320,556	15,672
*	Moog Inc. Class A	375,492	15,527
*	Foster Wheeler AG	893,301	15,481
	EMCOR Group Inc.	552,817	15,379
	Actuant Corp. Class A	565,952	15,371
*	Acacia Research Corp.	411,785	15,335
*	Middleby Corp.	153,594	15,300
*	AECOM Technology Corp.	925,448	15,224
	Exelis Inc.	1,534,600	15,131
	Robbins & Myers Inc.	360,534	15,078
	GATX Corp.	387,911	14,935
*	Shaw Group Inc.	541,248	14,781
	Crane Co.	405,088	14,737
*	Colfax Corp.	523,752	14,440
*	EnerSys	396,713	13,913
	Alliant Techsystems Inc.	274,082	13,860
*	USG Corp.	726,133	13,833
*	Advisory Board Co.	277,128	13,743
*	Tetra Tech Inc.	524,304	13,674
	Harsco Corp.	668,650	13,627
	Mueller Industries Inc.	317,660	13,529
^,*	Polypore International Inc.	332,182	13,417
	ITT Corp.	756,382	13,312
*	Avis Budget Group Inc.	872,633	13,264
*	Portfolio Recovery Associates Inc.	142,481	13,003
	Applied Industrial Technologies Inc.	348,855	12,855
	Manitowoc Co. Inc.	1,095,619	12,819
	Belden Inc.	381,753	12,731
	UTi Worldwide Inc.	853,674	12,472
	Curtiss-Wright Corp.	387,691	12,038
	Rollins Inc.	536,818	12,009
	Brady Corp. Class A	435,696	11,986
*	Geo Group Inc.	508,454	11,552
*	Hub Group Inc. Class A	313,486	11,348
	HEICO Corp.	286,428	11,320
	Corporate Executive Board Co.	276,825	11,317
	Healthcare Services Group Inc.	555,539	10,766
*	General Cable Corp.	413,359	10,723
	Deluxe Corp.	423,170	10,554
	Mine Safety Appliances Co.	256,114	10,306
*	GrafTech International Ltd.	1,052,157	10,153
	Raven Industries Inc.	145,709	10,140
	Simpson Manufacturing Co. Inc.	336,994	9,945
*	FTI Consulting Inc.	345,513	9,934
*	JetBlue Airways Corp.	1,870,587	9,914
*	ACCO Brands Corp.	947,540	9,798
*	Beacon Roofing Supply Inc.	384,991	9,709
	HNI Corp.	373,778	9,625
*	Atlas Air Worldwide Holdings Inc.	218,344	9,500
	Barnes Group Inc.	389,418	9,459
	United Stationers Inc.	341,624	9,207
	Brink's Co.	389,365	9,025
	Herman Miller Inc.	481,750	8,922
	Werner Enterprises Inc.	369,316	8,823
*	Allegiant Travel Co. Class A	125,227	8,726
	Titan International Inc.	350,936	8,608
	Armstrong World Industries Inc.	174,939	8,600
*	RBC Bearings Inc.	180,270	8,527
	UniFirst Corp.	127,308	8,116
	Watts Water Technologies Inc. Class A	243,152	8,107
	ESCO Technologies Inc.	221,708	8,079
	Franklin Electric Co. Inc.	157,269	8,041

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
ABM Industries Inc.	402,196	7,867
Knight Transportation Inc.	489,241	7,823
Forward Air Corp.	238,768	7,705
* II-VI Inc.	454,281	7,573
Granite Construction Inc.	285,663	7,459
* MasTec Inc.	484,222	7,283
Briggs & Stratton Corp.	413,712	7,236
Lindsay Corp.	105,682	6,859
Heartland Express Inc.	474,474	6,790
Kaman Corp.	218,064	6,747
* Interline Brands Inc.	261,445	6,554
* Interface Inc. Class A	478,483	6,522
AZZ Inc.	104,665	6,412
* EnPro Industries Inc.	171,054	6,392
Universal Forest Products Inc.	162,512	6,335
* Orbital Sciences Corp.	489,829	6,329
Cubic Corp.	131,179	6,307
Tennant Co.	156,901	6,268
TAL International Group Inc.	186,943	6,261
Steelcase Inc. Class A	693,290	6,260
* Nortek Inc.	124,089	6,209
* Swift Transportation Co.	636,393	6,014
NACCO Industries Inc. Class A	51,131	5,944
* Blount International Inc.	403,643	5,913
* Huron Consulting Group Inc.	186,744	5,910
* Exponent Inc.	110,885	5,858
* Aegion Corp. Class A	326,675	5,844
* DigitalGlobe Inc.	384,148	5,824
* Korn/Ferry International	396,687	5,692
Kaydon Corp.	265,510	5,679
* On Assignment Inc.	353,899	5,648
* Navigant Consulting Inc.	432,812	5,471
Quanex Building Products Corp.	303,982	5,435
* Seaboard Corp.	2,532	5,401
* Encore Capital Group Inc.	181,597	5,379
Aircastle Ltd.	444,048	5,351
Amerco Inc.	59,345	5,339
McGrath RentCorp	198,913	5,271
Knoll Inc.	392,285	5,264
* Dycom Industries Inc.	282,716	5,261
* Sykes Enterprises Inc.	326,029	5,203
Ceradyne Inc.	201,187	5,160
* Generac Holdings Inc.	213,613	5,140
* Air Lease Corp.	264,688	5,132
* TrueBlue Inc.	330,201	5,112
* Astec Industries Inc.	166,024	5,094
Insperity Inc.	186,319	5,040
Sun Hydraulics Corp.	207,379	5,037
* Team Inc.	161,206	5,026
CIRCOR International Inc.	143,687	4,898
G&K Services Inc. Class A	156,523	4,882
* Trimas Corp.	239,348	4,811
AAR Corp.	334,777	4,513
Standex International Corp.	105,380	4,486
* Rush Enterprises Inc. Class A	273,106	4,465
* KAR Auction Services Inc.	259,286	4,457
Mueller Water Products Inc. Class A	1,284,344	4,444
Resources Connection Inc.	358,960	4,415
Albany International Corp.	234,032	4,379
* Mobile Mini Inc.	303,276	4,367
Encore Wire Corp.	161,658	4,329
* Titan Machinery Inc.	139,783	4,245
* RailAmerica Inc.	171,655	4,154
American Science & Engineering Inc.	73,013	4,122

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Cascade Corp.	86,657	4,077
*	Meritor Inc.	765,521	3,996
	Comfort Systems USA Inc.	389,372	3,902
	Gorman-Rupp Co.	128,663	3,834
*	Wabash National Corp.	577,731	3,825
*	Trex Co. Inc.	123,833	3,726
*	DXP Enterprises Inc.	89,437	3,711
	Apogee Enterprises Inc.	230,203	3,699
*	Aerovironment Inc.	140,250	3,690
*	Greenbrier Cos. Inc.	203,837	3,583
*	ICF International Inc.	147,802	3,524
	John Bean Technologies Corp.	254,560	3,454
*	GenCorp Inc.	513,642	3,344
*	H&E Equipment Services Inc.	221,849	3,334
*	Kforce Inc.	246,785	3,322
*	InnerWorkings Inc.	245,272	3,319
	AAON Inc.	173,000	3,261
^	National Presto Industries Inc.	45,982	3,208
	Griffon Corp.	373,645	3,206
	Viad Corp.	158,904	3,178
	Celadon Group Inc.	193,146	3,164
	Altra Holdings Inc.	200,298	3,161
	Ennis Inc.	203,860	3,135
	Sauer-Danfoss Inc.	88,990	3,108
	Heidrick & Struggles International Inc.	175,245	3,067
	Great Lakes Dredge & Dock Corp.	429,814	3,060
*	MRC Global Inc.	142,397	3,030
*	Federal Signal Corp.	517,432	3,022
*	Tutor Perini Corp.	237,919	3,014
*	Rexnord Corp.	150,293	3,012
	Arkansas Best Corp.	238,685	3,007
*	Layne Christensen Co.	144,928	2,999
	Kelly Services Inc. Class A	220,463	2,846
	US Ecology Inc.	159,790	2,835
*	Mistras Group Inc.	106,814	2,807
*	Taser International Inc.	523,751	2,744
	SkyWest Inc.	416,816	2,722
	Marten Transport Ltd.	126,627	2,692
*	Spirit Airlines Inc.	137,939	2,684
*	Kadant Inc.	114,221	2,678
*	GeoEye Inc.	171,095	2,649
^,*	Capstone Turbine Corp.	2,606,015	2,632
	FreightCar America Inc.	113,675	2,611
	HEICO Corp. Class A	80,937	2,611
*	MYR Group Inc.	152,436	2,601
*	XPO Logistics Inc.	154,000	2,587
^,*	Odyssey Marine Exploration Inc.	688,981	2,577
*	Powell Industries Inc.	68,673	2,566
	Quad/Graphics Inc.	175,907	2,530
*	Consolidated Graphics Inc.	86,704	2,519
*	Accuride Corp.	418,566	2,511
	Primoris Services Corp.	203,762	2,445
*	Gibraltar Industries Inc.	233,804	2,427
	SeaCube Container Leasing Ltd.	140,502	2,398
	CDI Corp.	146,104	2,396
*	Standard Parking Corp.	111,042	2,390
	Global Power Equipment Group Inc.	108,964	2,380
^,*	Swisher Hygiene Inc.	933,216	2,361
*	Lydall Inc.	173,766	2,349
*	Hawaiian Holdings Inc.	357,181	2,325
	Douglas Dynamics Inc.	162,301	2,313
*	Columbus McKinnon Corp.	149,255	2,252
*	Saia Inc.	101,700	2,226
*	CBIZ Inc.	366,241	2,175

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Air Transport Services Group Inc.	415,984	2,163
	LB Foster Co. Class A	73,955	2,116
^,*	American Superconductor Corp.	425,154	1,998
*	Northwest Pipe Co.	81,201	1,970
	Houston Wire & Cable Co.	179,316	1,960
*	Astronics Corp.	69,312	1,957
*	GP Strategies Corp.	101,700	1,878
*	Michael Baker Corp.	70,689	1,844
	Dynamic Materials Corp.	106,137	1,839
	Aceto Corp.	200,073	1,807
*	Wesco Aircraft Holdings Inc.	135,363	1,723
*	American Woodmark Corp.	99,835	1,707
*	Builders FirstSource Inc.	359,826	1,706
*	Pacer International Inc.	314,318	1,704
*	NN Inc.	163,862	1,673
*	Echo Global Logistics Inc.	87,346	1,665
*	Park-Ohio Holdings Corp.	86,552	1,647
*	Dolan Co.	244,084	1,643
*	Commercial Vehicle Group Inc.	190,511	1,642
	Kimball International Inc. Class B	211,870	1,631
*	Kratos Defense & Security Solutions Inc.	279,023	1,629
	Barrett Business Services Inc.	76,080	1,608
	Ampco-Pittsburgh Corp.	87,508	1,604
*	American Railcar Industries Inc.	58,627	1,589
	Multi-Color Corp.	70,471	1,567
*	CAI International Inc.	77,945	1,550
*	NCI Building Systems Inc.	142,480	1,543
	Graham Corp.	81,273	1,513
*	Orion Marine Group Inc.	207,772	1,446
	Intersections Inc.	90,245	1,430
	Alamo Group Inc.	45,004	1,412
*	Furmanite Corp.	287,700	1,398
*	LMI Aerospace Inc.	80,295	1,396
	Insteel Industries Inc.	123,737	1,380
*	Republic Airways Holdings Inc.	247,825	1,375
	US Home Systems Inc.	134,189	1,362
	Vicor Corp.	191,689	1,330
	Asta Funding Inc.	141,237	1,323
*	American Reprographics Co.	259,511	1,305
	Miller Industries Inc.	81,478	1,298
*	Quality Distribution Inc.	115,755	1,284
	Twin Disc Inc.	67,964	1,257
*	Sterling Construction Co. Inc.	122,861	1,256
*	FuelCell Energy Inc.	1,234,668	1,247
	NL Industries Inc.	98,112	1,223
	Schawk Inc. Class A	96,110	1,221
*	EnergySolutions Inc.	710,694	1,201
*	Roadrunner Transportation Systems Inc.	70,181	1,185
	Ceco Environmental Corp.	149,590	1,182
*	Thermon Group Holdings Inc.	56,275	1,165
*	Franklin Covey Co.	113,349	1,161
*	CRA International Inc.	78,187	1,149
*	AT Cross Co. Class A	115,972	1,145
*	Casella Waste Systems Inc. Class A	191,316	1,119
*	Ameresco Inc. Class A	92,686	1,106
^,*	Rand Logistics Inc.	128,294	1,091
	VSE Corp.	45,559	1,084
*	Pike Electric Corp.	138,882	1,072
*	Pendrell Corp.	950,727	1,065
	SIFCO Industries Inc.	45,588	1,048
*	RPX Corp.	72,769	1,044
	International Shipholding Corp.	54,922	1,036
	Preformed Line Products Co.	17,664	1,023
	Coleman Cable Inc.	116,503	1,012

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	EnerNOC Inc.	138,048	999
^,*	A123 Systems Inc.	788,897	994
*	CPI Aerostructures Inc.	88,760	976
*	Flow International Corp.	304,286	959
	LSI Industries Inc.	127,149	905
*	Asset Acceptance Capital Corp.	130,270	886
*	Hudson Technologies Inc.	212,882	877
	Universal Truckload Services Inc.	57,202	865
^	Acorn Energy Inc.	103,247	859
*	Energy Recovery Inc.	352,703	846
*	Willis Lease Finance Corp.	67,920	837
*	Patriot Transportation Holding Inc.	34,975	823
	Met-Pro Corp.	87,713	808
*	Cenveo Inc.	412,730	797
*	BlueLinx Holdings Inc.	328,488	772
*	TRC Cos. Inc.	126,500	769
	Argan Inc.	54,205	758
	Courier Corp.	55,576	736
	Allied Motion Technologies Inc.	121,624	730
	Baltic Trading Ltd.	210,827	725
*	PMFG Inc.	92,473	722
*	Active Power Inc.	873,578	705
*	KEYW Holding Corp.	69,408	697
	PAM Transportation Services Inc.	72,092	696
*	Hurco Cos. Inc.	33,473	686
*	Hudson Global Inc.	161,853	675
*	Magnetek Inc.	42,363	654
^,*	Zipcar Inc.	54,200	636
*	USA Truck Inc.	132,731	625
^,*	Valence Technology Inc.	1,006,506	625
*	Tecumseh Products Co. Class A	121,425	613
*	Ducommun Inc.	62,424	612
	Hardinge Inc.	66,364	604
*	Fuel Tech Inc.	116,591	569
*	PowerSecure International Inc.	111,588	556
*	Patrick Industries Inc.	42,659	544
	Ecology and Environment Inc.	45,100	518
*	Metalico Inc.	233,872	515
*	Genco Shipping & Trading Ltd.	167,592	511
*	Supreme Industries Inc. Class A	122,226	478
	Eastern Co.	28,442	459
*	API Technologies Corp.	122,606	451
*	Hill International Inc.	138,438	443
	Providence and Worcester Railroad Co.	31,838	430
	LS Starrett Co. Class A	36,454	422
*	Key Technology Inc.	38,493	385
*	Ultralife Corp.	97,212	375
*	Heritage-Crystal Clean Inc.	22,381	366
*	Innovative Solutions & Support Inc.	109,930	362
*	Proto Labs Inc.	12,300	354
	Lawson Products Inc.	37,388	346
*	Omega Flex Inc.	28,118	335
*	Mfri Inc.	45,537	321
*	Perma-Fix Environmental Services	272,842	319
*	Edgen Group Inc.	41,039	309
*	Virco Manufacturing Corp.	188,287	305
	Sypris Solutions Inc.	41,230	287
*	Gencor Industries Inc.	37,710	285
^,*	Eagle Bulk Shipping Inc.	88,719	280
^,*	Satcon Technology Corp.	1,208,686	277
*	TMS International Corp. Class A	27,050	270
*	RCM Technologies Inc.	46,753	259
^,*	Ocean Power Technologies Inc.	124,414	259
*	Integrated Electrical Services Inc.	93,324	256

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Lightbridge Corp.	122,763	248
*	Xerium Technologies Inc.	76,683	222
*	Orion Energy Systems Inc.	95,135	209
*	Taylor Devices Inc.	23,233	209
*	Plug Power Inc.	180,532	206
*	Broadwind Energy Inc.	669,218	181
*	Manitex International Inc.	20,683	174
*	Astronics Corp. Class B	6,551	174
*	Arotech Corp.	169,158	169
*	Lime Energy Co.	72,052	164
*	American Electric Technologies Inc.	38,398	162
	Servotronics Inc.	17,402	149
*	Covenant Transportation Group Inc. Class A	39,032	145
	KSW Inc.	36,816	144
*	Frozen Food Express Industries	130,268	143
*	PGT Inc.	43,587	132
*	Versar Inc.	42,809	129
*	Transcat Inc.	18,095	113
*	Innotrac Corp.	74,579	106
^,*	ZBB Energy Corp.	271,560	106
	Standard Register Co.	165,279	99
*	Ascent Solar Technologies Inc.	123,081	97
*	Breeze-Eastern Corp.	15,086	95
*	Real Goods Solar Inc. Class A	78,297	88
*	YRC Worldwide Inc.	11,708	82
*	Adept Technology Inc.	19,136	79
*	Essex Rental Corp.	22,346	78
*	AMREP Corp.	12,689	77
*	Rush Enterprises Inc. Class B	5,550	74
*	UniTek Global Services Inc.	29,619	74
*	Mastech Holdings Inc.	12,664	73
*	Industrial Services of America Inc.	13,228	66
*	Tecumseh Products Co. Class B	11,900	58
	Hubbell Inc. Class A	500	37
*	Altair Nanotechnologies Inc.	59,319	31
*	Innovaro Inc.	36,380	27
*	Westinghouse Solar Inc.	71,979	26
*	Luna Innovations Inc.	17,858	25
*	Spherix Inc.	39,644	23
*	DLH Holdings Corp.	17,157	22
^,*	Hoku Corp.	116,892	16
*	Ecotality Inc.	25,078	13
*	Nexxus Lighting Inc.	30,477	9
*	Universal Power Group Inc.	800	2
			3,351,036
Information Technology (14.9%)
*	Equinix Inc.	394,343	69,266
	Maxim Integrated Products Inc.	2,397,123	61,462
*	VMware Inc. Class A	665,182	60,558
*	Alliance Data Systems Corp.	413,355	55,803
*	ANSYS Inc.	764,465	48,245
*	Trimble Navigation Ltd.	1,025,723	47,194
*	Nuance Communications Inc.	1,974,260	47,027
	Activision Blizzard Inc.	3,559,924	42,684
*	Skyworks Solutions Inc.	1,553,706	42,525
*	TIBCO Software Inc.	1,353,696	40,503
*	Rackspace Hosting Inc.	875,287	38,460
*	Informatica Corp.	888,381	37,632
*	Avnet Inc.	1,191,213	36,761
*	Ariba Inc.	804,870	36,026
*	Synopsys Inc.	1,205,768	35,486
	FactSet Research Systems Inc.	366,480	34,061
*	MICROS Systems Inc.	660,002	33,792
*	Gartner Inc.	764,926	32,930

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	IAC/InterActiveCorp	674,350	30,750
*	Arrow Electronics Inc.	916,292	30,064
*	NCR Corp.	1,295,129	29,438
*	VeriFone Systems Inc.	882,420	29,199
	Global Payments Inc.	641,113	27,715
*	ON Semiconductor Corp.	3,751,408	26,635
*	Concur Technologies Inc.	389,463	26,522
	Jack Henry & Associates Inc.	720,615	24,876
*	Cadence Design Systems Inc.	2,241,329	24,632
*	Atmel Corp.	3,641,828	24,400
*	Cree Inc.	943,641	24,223
	Solera Holdings Inc.	569,815	23,813
	Broadridge Financial Solutions Inc.	1,030,050	21,909
*	Ingram Micro Inc.	1,249,099	21,822
*	AOL Inc.	765,791	21,503
*	Riverbed Technology Inc.	1,307,967	21,124
	National Instruments Corp.	771,580	20,725
*	Parametric Technology Corp.	984,337	20,632
*	Ultimate Software Group Inc.	226,440	20,180
*	Wright Express Corp.	321,350	19,834
*	SolarWinds Inc.	442,652	19,282
	Diebold Inc.	519,227	19,165
*	Brocade Communications Systems Inc.	3,802,932	18,748
*	NeuStar Inc. Class A	549,484	18,353
*	CommVault Systems Inc.	366,609	18,173
*	Rovi Corp.	910,711	17,868
*	Aspen Technology Inc.	770,893	17,846
*	Fortinet Inc.	766,146	17,790
	Lender Processing Services Inc.	701,063	17,723
*	CoStar Group Inc.	211,687	17,189
*	Dolby Laboratories Inc. Class A	411,851	17,009
*	Compuware Corp.	1,815,660	16,868
	Cypress Semiconductor Corp.	1,248,935	16,511
*	LinkedIn Corp. Class A	153,078	16,268
*	CoreLogic Inc.	884,848	16,202
*	Cirrus Logic Inc.	532,507	15,911
	ADTRAN Inc.	524,143	15,824
*	Tech Data Corp.	327,253	15,764
*	Polycom Inc.	1,473,603	15,502
	DST Systems Inc.	280,003	15,207
*	Cymer Inc.	255,941	15,088
*	FEI Co.	314,659	15,053
*	Zebra Technologies Corp.	431,820	14,837
*	Fairchild Semiconductor International Inc. Class A	1,045,899	14,747
	MAXIMUS Inc.	280,329	14,507
*	ACI Worldwide Inc.	326,268	14,424
	Convergys Corp.	962,698	14,219
*	Aruba Networks Inc.	906,855	13,648
*	Itron Inc.	330,770	13,641
*	QLIK Technologies Inc.	610,421	13,503
*	Microsemi Corp.	727,978	13,460
*	ViaSat Inc.	355,774	13,438
*	Ciena Corp.	819,396	13,414
*	Silicon Laboratories Inc.	352,330	13,353
*	Semtech Corp.	540,614	13,148
*	Quest Software Inc.	471,452	13,130
*	Arris Group Inc.	934,822	13,003
	MKS Instruments Inc.	436,172	12,618
*	Sourcefire Inc.	242,099	12,444
	Anixter International Inc.	230,731	12,240
*	CACI International Inc. Class A	220,055	12,107
^,*	Universal Display Corp.	333,443	11,984
	Plantronics Inc.	357,030	11,925
	Fair Isaac Corp.	280,951	11,879

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	PMC - Sierra Inc.	1,922,559	11,805
*	Hittite Microwave Corp.	229,183	11,716
*	Mentor Graphics Corp.	772,652	11,590
*	Cavium Inc.	410,251	11,487
*	International Rectifier Corp.	573,730	11,469
*	Finisar Corp.	754,260	11,284
*	QLogic Corp.	819,474	11,219
	Intersil Corp. Class A	1,051,156	11,195
	Cognex Corp.	352,372	11,153
*	Vishay Intertechnology Inc.	1,175,746	11,087
*	Veeco Instruments Inc.	322,067	11,066
*	Cardtronics Inc.	366,004	11,057
^,*	VirnetX Holding Corp.	310,413	10,942
*	ValueClick Inc.	667,334	10,938
	InterDigital Inc.	369,872	10,915
*	NETGEAR Inc.	314,035	10,837
*	Progress Software Corp.	515,782	10,764
*	FleetCor Technologies Inc.	306,596	10,743
*	IPG Photonics Corp.	243,131	10,598
*	DealerTrack Holdings Inc.	348,651	10,498
*	JDA Software Group Inc.	353,519	10,496
*	Comverse Technology Inc.	1,793,734	10,440
*	NetSuite Inc.	190,189	10,417
*	OSI Systems Inc.	164,320	10,408
	Littelfuse Inc.	179,170	10,193
	Tellabs Inc.	3,032,802	10,099
	j2 Global Inc.	378,955	10,012
^,*	3D Systems Corp.	292,224	9,977
*	Liquidity Services Inc.	194,811	9,972
*	Acxiom Corp.	650,639	9,831
*	RF Micro Devices Inc.	2,293,635	9,748
	Heartland Payment Systems Inc.	323,426	9,729
*	Entegris Inc.	1,128,098	9,634
	Blackbaud Inc.	373,290	9,582
	Sapient Corp.	918,800	9,252
*	Acme Packet Inc.	474,372	8,847
	Power Integrations Inc.	235,012	8,766
*	MicroStrategy Inc. Class A	67,259	8,734
*	Stratasys Inc.	176,165	8,729
*	WebMD Health Corp.	423,929	8,695
*	Monster Worldwide Inc.	1,022,746	8,693
*	EchoStar Corp. Class A	321,644	8,498
^,*	OpenTable Inc.	187,567	8,442
*	Coherent Inc.	193,663	8,386
*	TiVo Inc.	1,010,537	8,357
	Syntel Inc.	136,082	8,260
*	Tyler Technologies Inc.	204,617	8,256
*	Plexus Corp.	289,059	8,151
*	Synaptics Inc.	275,912	7,899
*	Manhattan Associates Inc.	170,941	7,814
*	LivePerson Inc.	401,937	7,661
*	TriQuint Semiconductor Inc.	1,383,072	7,607
*	SYNNEX Corp.	215,651	7,438
*	Advent Software Inc.	267,252	7,245
*	Euronet Worldwide Inc.	414,830	7,102
*	Unisys Corp.	360,323	7,044
*	Take-Two Interactive Software Inc.	744,175	7,040
*	ScanSource Inc.	227,816	6,980
	Loral Space & Communications Inc.	101,593	6,842
*	Ultratech Inc.	216,963	6,834
*	Standard Microsystems Corp.	184,942	6,823
	NIC Inc.	531,475	6,750
*	RealPage Inc.	289,432	6,703
*	Benchmark Electronics Inc.	480,258	6,700

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Tessera Technologies Inc.	430,841	6,622
*	Integrated Device Technology Inc.	1,175,212	6,605
	EarthLink Inc.	882,139	6,563
*	BroadSoft Inc.	225,741	6,537
*	Netscout Systems Inc.	286,675	6,189
*	Insight Enterprises Inc.	365,242	6,147
*	Infinera Corp.	897,144	6,136
*	Electronics for Imaging Inc.	368,848	5,994
*	Websense Inc.	313,528	5,872
*	FARO Technologies Inc.	139,463	5,869
*	OmniVision Technologies Inc.	435,237	5,815
*	Diodes Inc.	305,717	5,738
*	Vantiv Inc. Class A	245,387	5,715
^,*	Ancestry.com Inc.	206,866	5,695
	Cabot Microelectronics Corp.	193,422	5,650
*	Kenexa Corp.	191,363	5,555
*	Sanmina-SCI Corp.	676,245	5,538
*	Kulicke & Soffa Industries Inc.	612,853	5,467
*	Bottomline Technologies Inc.	301,895	5,449
*	ATMI Inc.	263,656	5,423
*	LogMeIn Inc.	177,557	5,419
*	Rogers Corp.	134,989	5,347
*	Verint Systems Inc.	180,658	5,331
^	Ebix Inc.	264,485	5,276
*	GT Advanced Technologies Inc.	995,354	5,255
*	Rambus Inc.	906,244	5,202
	Brooks Automation Inc.	550,678	5,198
*	Emulex Corp.	716,238	5,157
	MTS Systems Corp.	132,079	5,092
*	MEMC Electronic Materials Inc.	2,345,125	5,089
*	Monotype Imaging Holdings Inc.	301,905	5,063
*	Digital River Inc.	301,563	5,012
*	Ixia	415,647	4,996
*	Monolithic Power Systems Inc.	248,941	4,946
*	Sonus Networks Inc.	2,281,109	4,904
*	SS&C Technologies Holdings Inc.	195,996	4,900
*	Volterra Semiconductor Corp.	208,439	4,888
*	CSG Systems International Inc.	282,036	4,874
*	RealD Inc.	322,449	4,824
*	comScore Inc.	289,395	4,763
	Badger Meter Inc.	125,668	4,719
*	Advanced Energy Industries Inc.	346,016	4,644
*	Zynga Inc. Class A	847,514	4,610
	Pegasystems Inc.	137,623	4,539
	Mantech International Corp.Class A	193,000	4,530
	Comtech Telecommunications Corp.	158,280	4,524
*	Constant Contact Inc.	250,996	4,488
*	Rofin-Sinar Technologies Inc.	237,049	4,487
*	Spansion Inc. Class A	408,275	4,483
	Park Electrochemical Corp.	172,984	4,477
*	Power-One Inc.	988,934	4,470
*	Amkor Technology Inc.	913,691	4,459
	Micrel Inc.	458,083	4,366
	Booz Allen Hamilton Holding Corp.	283,128	4,326
*	Dice Holdings Inc.	460,581	4,325
*	Web.com Group Inc.	234,887	4,303
*	iGATE Corp.	249,793	4,251
	Forrester Research Inc.	124,871	4,228
	AVX Corp.	388,817	4,156
*	Entropic Communications Inc.	735,875	4,150
*	Synchronoss Technologies Inc.	224,020	4,138
*	Harmonic Inc.	966,914	4,119
	Black Box Corp.	140,892	4,044
*	Blucora Inc.	327,841	4,039

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Measurement Specialties Inc.	123,961	4,030
*	TTM Technologies Inc.	426,217	4,011
*	Quantum Corp.	1,870,937	3,798
*	Accelrys Inc.	467,161	3,779
^,*	OCZ Technology Group Inc.	706,318	3,744
*	Newport Corp.	307,665	3,698
	EPIQ Systems Inc.	301,320	3,691
*	Exar Corp.	450,090	3,673
*	Lattice Semiconductor Corp.	973,726	3,671
*	DTS Inc.	140,088	3,654
*	Global Cash Access Holdings Inc.	499,656	3,603
*	TNS Inc.	198,987	3,570
*	TeleTech Holdings Inc.	220,461	3,527
*	Freescale Semiconductor Ltd.	342,105	3,507
*	Super Micro Computer Inc.	219,311	3,478
*	Ceva Inc.	196,722	3,464
*	Move Inc.	363,985	3,316
*	Higher One Holdings Inc.	267,047	3,263
*	Interactive Intelligence Group Inc.	112,970	3,187
*	Stamps.com Inc.	129,024	3,183
	United Online Inc.	749,464	3,163
*	Internap Network Services Corp.	483,041	3,145
	Electro Scientific Industries Inc.	265,663	3,140
	OPNET	117,438	3,123
*	Brightpoint Inc.	566,602	3,065
*	Mercury Computer Systems Inc.	235,390	3,044
	CTS Corp.	319,979	3,014
*	Perficient Inc.	261,562	2,937
*	ExlService Holdings Inc.	119,043	2,933
*	Checkpoint Systems Inc.	333,873	2,908
*	Procera Networks Inc.	119,320	2,901
*	Applied Micro Circuits Corp.	498,363	2,851
	Cass Information Systems Inc.	69,766	2,808
*	Anaren Inc.	143,249	2,808
*	Vocus Inc.	150,422	2,798
*	STEC Inc.	356,710	2,782
*	Cray Inc.	227,991	2,754
*	Deltek Inc.	235,873	2,734
^,*	Glu Mobile Inc.	484,399	2,688
	Methode Electronics Inc.	312,239	2,657
*	Saba Software Inc.	284,769	2,643
*	Sycamore Networks Inc.	180,838	2,626
*	FormFactor Inc.	404,221	2,615
*	Actuate Corp.	374,623	2,596
*	Silicon Image Inc.	623,636	2,582
*	IXYS Corp.	229,499	2,564
*	LTX-Credence Corp.	382,607	2,563
*	XO Group Inc.	283,555	2,515
*	PROS Holdings Inc.	146,831	2,470
	Electro Rent Corp.	151,962	2,466
*	MIPS Technologies Inc. Class A	367,501	2,451
*	Intermec Inc.	395,144	2,450
*	Splunk Inc.	85,877	2,413
*	Oplink Communications Inc.	176,209	2,384
*	Nanometrics Inc.	154,904	2,379
^,*	KIT Digital Inc.	551,510	2,366
	Unwired Planet Inc.	1,011,041	2,325
*	Extreme Networks	669,909	2,305
*	Rudolph Technologies Inc.	262,992	2,293
	Daktronics Inc.	329,349	2,276
*	Photronics Inc.	369,427	2,254
*	QuinStreet Inc.	241,424	2,236
*	Bankrate Inc.	121,538	2,235
*	Multi-Fineline Electronix Inc.	90,617	2,233

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Cohu Inc.	214,855	2,183
* Limelight Networks Inc.	744,681	2,182
* Kemet Corp.	358,570	2,155
* Computer Task Group Inc.	142,649	2,138
* Zygo Corp.	119,065	2,127
* CIBER Inc.	493,163	2,126
* NVE Corp.	39,286	2,112
* Fusion-io Inc.	100,515	2,100
Keynote Systems Inc.	135,678	2,015
* Integrated Silicon Solution Inc.	194,692	1,964
* Digi International Inc.	188,409	1,929
* Supertex Inc.	101,581	1,915
* Jive Software Inc.	90,527	1,900
* SciQuest Inc.	105,239	1,890
* PRGX Global Inc.	235,956	1,876
Telular Corp.	201,113	1,858
* PLX Technology Inc.	290,571	1,845
* SPS Commerce Inc.	60,632	1,842
* Calix Inc.	222,552	1,829
* Seachange International Inc.	221,284	1,821
* Pericom Semiconductor Corp.	202,230	1,820
* Symmetricom Inc.	303,021	1,815
* Avid Technology Inc.	240,844	1,789
* Kopin Corp.	512,568	1,763
* Virtusa Corp.	130,436	1,741
* Callidus Software Inc.	348,807	1,737
* Ipass Inc.	724,502	1,724
* Agilysys Inc.	198,677	1,723
* Aviat Networks Inc.	612,384	1,715
* VASCO Data Security International Inc.	209,388	1,713
American Software Inc. Class A	209,086	1,662
* Sigma Designs Inc.	257,989	1,646
* Radisys Corp.	260,627	1,637
* PDF Solutions Inc.	163,928	1,618
* DSP Group Inc.	254,969	1,617
* Globecomm Systems Inc.	158,056	1,603
* support.com Inc.	495,712	1,581
* CalAmp Corp.	214,389	1,571
* Silicon Graphics International Corp.	244,565	1,570
* Lionbridge Technologies Inc.	497,644	1,568
* Oclaro Inc.	512,416	1,558
* LeCroy Corp.	108,605	1,549
* Envestnet Inc.	126,633	1,520
* Datalink Corp.	159,005	1,519
* Guidance Software Inc.	157,893	1,502
* STR Holdings Inc.	327,410	1,493
* SunPower Corp. Class A	304,837	1,466
* Innodata Inc.	213,797	1,462
* Zix Corp.	559,817	1,456
* GSI Group Inc.	126,843	1,454
RealNetworks Inc.	167,827	1,450
* Maxwell Technologies Inc.	216,462	1,420
* Cornerstone OnDemand Inc.	58,392	1,390
* Rubicon Technology Inc.	136,127	1,389
Aware Inc.	214,803	1,386
* Imation Corp.	226,279	1,337
* Intevac Inc.	175,890	1,323
* Guidewire Software Inc.	46,575	1,310
* Responsys Inc.	107,500	1,303
* Micronetics Inc.	87,380	1,286
* Pervasive Software Inc.	170,783	1,279
Richardson Electronics Ltd.	102,982	1,270
* KVH Industries Inc.	101,478	1,268
* AXT Inc.	320,217	1,265

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Vishay Precision Group Inc.	90,205	1,258
*	MoneyGram International Inc.	85,688	1,251
*	ModusLink Global Solutions Inc.	402,434	1,203
*	Aeroflex Holding Corp.	194,766	1,178
*	ServiceSource International Inc.	84,152	1,166
*	Travelzoo Inc.	50,676	1,151
	MOCON Inc.	73,191	1,127
*	Hackett Group Inc.	196,636	1,095
*	Key Tronic Corp.	132,830	1,095
*	Immersion Corp.	193,301	1,088
*	SRS Labs Inc.	120,757	1,087
*	MoSys Inc.	331,862	1,075
*	ShoreTel Inc.	244,286	1,070
*	Fabrinet	84,971	1,066
*	Tangoe Inc.	49,993	1,065
	EasyLink Services International Corp. Class A	143,966	1,042
*	Opnext Inc.	821,181	1,035
*	Inphi Corp.	108,568	1,029
	Bel Fuse Inc. Class B	58,373	1,028
^,*	Yelp Inc.	44,517	1,012
*	Transact Technologies Inc.	130,847	1,009
*	Market Leader Inc.	195,905	995
	QAD Inc. Class A	69,282	985
*	Ultra Clean Holdings	152,782	982
	Digimarc Corp.	37,954	974
	Mesa Laboratories Inc.	20,790	967
*	Neonode Inc.	156,619	963
*	IntraLinks Holdings Inc.	217,396	952
*	ANADIGICS Inc.	514,435	931
*	Echelon Corp.	263,723	918
*	FalconStor Software Inc.	344,625	899
*	NAPCO Security Technologies Inc.	305,202	897
*	Angie's List Inc.	55,440	878
*	InvenSense Inc.	75,700	855
*	Rosetta Stone Inc.	60,839	842
*	Mattson Technology Inc.	470,544	823
*	QuickLogic Corp.	328,053	823
*	Reis Inc.	85,531	822
*	Demand Media Inc.	72,992	818
	Marchex Inc. Class B	225,446	814
*	FSI International Inc.	220,896	793
*	Axcelis Technologies Inc.	656,001	787
	PC Connection Inc.	73,690	783
*	Ramtron International Corp.	258,903	782
^,*	Parkervision Inc.	322,247	767
	PC-Tel Inc.	110,067	712
	Communications Systems Inc.	63,413	708
*	Active Network Inc.	45,700	703
*	Mindspeed Technologies Inc.	285,629	703
*	PC Mall Inc.	128,872	697
*	Westell Technologies Inc. Class A	290,049	690
*	Research Frontiers Inc.	219,946	686
*	TeleNav Inc.	111,094	681
*	Dynamics Research Corp.	117,063	680
*	Official Payments Holdings Inc. Class B	172,509	673
*	Frequency Electronics Inc.	82,635	668
	Pulse Electronics Corp.	336,883	664
	Rimage Corp.	81,535	652
*	ExactTarget Inc.	29,126	637
*	Network Engines Inc.	429,278	605
^,*	Mitek Systems Inc.	155,233	604
*	AuthenTec Inc.	135,527	587
^,*	Wave Systems Corp. Class A	848,382	585
*	Novatel Wireless Inc.	232,213	578

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^,*	Bazaarvoice Inc.	31,400	572
	Evolving Systems Inc.	103,262	568
*	Bsquare Corp.	190,133	555
^,*	CVD Equipment Corp.	42,205	543
^,*	Motricity Inc.	853,721	529
*	GSE Systems Inc.	227,283	523
	Astro-Med Inc.	65,498	521
*	Data I/O Corp.	178,966	519
*	Emcore Corp.	115,057	509
	Optical Cable Corp.	112,281	505
*	Imperva Inc.	17,500	504
*	ePlus Inc.	15,274	494
*	ServiceNow Inc.	19,571	481
*	Local.com Corp.	197,983	479
*	Performance Technologies Inc.	208,479	467
*	CyberOptics Corp.	54,940	464
*	Ikanos Communications Inc.	532,461	461
*	ID Systems Inc.	104,220	457
^,*	Document Security Systems Inc.	112,999	453
*	Majesco Entertainment Co.	224,458	449
*	Versant Corp.	45,949	445
*	Infoblox Inc.	19,000	436
*	Cinedigm Digital Cinema Corp. Class A	289,609	434
*	Autobytel Inc.	572,741	431
^,*	Demandware Inc.	18,184	431
*	Smith Micro Software Inc.	233,948	430
*	Carbonite Inc.	47,755	427
*	Analysts International Corp.	100,103	422
*	IEC Electronics Corp.	67,509	410
*	Pfsweb Inc.	142,662	405
*	GSI Technology Inc.	85,463	405
*	Onvia Inc.	107,083	403
*	MaxLinear Inc.	75,936	377
^,*	Ubiquiti Networks Inc.	26,200	373
	Internet Patents Corp.	92,098	364
*	TeleCommunication Systems Inc. Class A	294,852	363
*	LRAD Corp.	300,444	358
*	Dot Hill Systems Corp.	312,156	356
*	Amtech Systems Inc.	94,458	355
*	Intellicheck Mobilisa Inc.	203,551	350
*	StarTek Inc.	115,440	335
*	PAR Technology Corp.	67,179	331
	RF Monolithics Inc.	186,353	330
*	Network Equipment Technologies Inc.	250,607	328
^,*	MeetMe Inc.	139,686	328
*	Online Resources Corp.	128,409	312
*	LGL Group Inc.	47,780	312
	THQ Inc.	500,076	310
*	Tii Network Technologies Inc.	145,542	310
*	LoJack Corp.	99,777	301
*	BTU International Inc.	113,267	301
*	Pixelworks Inc.	121,193	293
*	Infosonics Corp.	184,432	288
*	Information Services Group Inc.	222,852	287
*	Numerex Corp. Class A	30,278	282
^,*	Millennial Media Inc.	20,236	267
*	Video Display Corp.	68,908	265
	TheStreet Inc.	170,479	256
*	Wireless Telecom Group Inc.	203,236	250
*	NCI Inc. Class A	61,493	249
*	Ellie Mae Inc.	13,523	243
*	Identive Group Inc.	258,857	242
	Crexendo Inc.	63,693	236
^,*	Hutchinson Technology Inc.	161,707	236

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Mattersight Corp.	29,515	236
*	TechTarget Inc.	45,592	230
*	Netlist Inc.	100,323	227
*	M/A-COM Technology Solutions Holdings Inc.	12,184	225
*	Cascade Microtech Inc.	46,248	210
	Tessco Technologies Inc.	9,301	205
*	Transwitch Corp.	179,838	198
*	Edgewater Technology Inc.	49,554	193
	QAD Inc. Class B	14,091	191
*	Hauppauge Digital Inc.	158,139	183
*	iGO Inc.	432,897	182
*	EDGAR Online Inc.	166,330	180
^,*	Microvision Inc.	109,633	177
^,*	Powerwave Technologies Inc.	242,477	176
*	eMagin Corp.	56,435	174
*	Aetrium Inc.	215,721	170
^,*	FriendFinder Networks Inc.	179,588	169
*	Looksmart Ltd.	208,579	162
*	Ditech Networks Inc.	186,545	160
*	Sonic Foundry Inc.	22,846	160
*	Alliance Fiber Optic Products Inc.	17,656	158
*	Presstek Inc.	363,160	155
*	Management Network Group Inc.	72,395	155
^,*	USA Technologies Inc.	105,764	152
*	Soundbite Communications Inc.	55,782	147
*	Interphase Corp.	32,374	142
*	Planar Systems Inc.	82,659	136
*	Newtek Business Services Inc.	109,403	136
^,*	Superconductor Technologies Inc.	210,432	133
*	Zhone Technologies Inc.	199,502	131
*	WebMediaBrands Inc.	191,927	121
*	Marlborough Software Development Holdings Inc.	131,616	117
*	TSR Inc.	27,043	113
*	Lantronix Inc.	55,385	113
*	Meru Networks Inc.	60,136	105
	Bel Fuse Inc. Class A	5,719	104
*	Selectica Inc.	24,332	95
*	Wireless Ronin Technologies Inc.	98,536	90
*	NetSol Technologies Inc.	202,696	89
*	Park City Group Inc.	22,169	88
*	eGain Communications Corp.	13,953	76
*	Viasystems Group Inc.	4,442	76
^,*	Lightpath Technologies Inc. Class A	62,358	66
*	Inuvo Inc.	94,525	64
*	Digital Ally Inc.	148,969	61
*	TigerLogic Corp.	29,780	61
*	ClearOne Communications Inc.	14,744	60
*	MEMSIC Inc.	20,785	54
*	Crossroads Systems Inc.	12,450	54
*	Globalscape Inc.	26,190	52
*	BroadVision Inc.	4,343	50
*	Concurrent Computer Corp.	11,896	49
*	MakeMusic Inc.	12,456	49
*	Scientific Learning Corp.	26,131	43
*	WidePoint Corp.	70,726	42
*	Spire Corp.	69,782	42
*	Advanced Photonix Inc. Class A	70,659	38
*	SED International Holdings Inc.	15,000	37
*	EPAM Systems Inc.	2,100	36
*	Overland Storage Inc.	18,885	36
*	Remark Media Inc.	9,100	31
*	Relm Wireless Corp.	18,822	30
*	Rainmaker Systems Inc.	33,096	28
*	Daegis Inc.	24,694	23

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^,*	Dialogic Inc.	35,718	22
*	World Energy Solutions Inc.	6,442	20
*	Sutron Corp.	2,900	15
*	Qualstar Corp.	7,420	14
*	DayStar Technologies Inc.	3,221	4
*	Sevcon Inc.	500	3
			3,262,415
Materials (6.2%)
	LyondellBasell Industries NV Class A	2,579,252	103,867
	Ashland Inc.	643,986	44,635
	Celanese Corp. Class A	1,276,350	44,187
	Albemarle Corp.	731,101	43,603
*	Crown Holdings Inc.	1,221,725	42,137
	Valspar Corp.	748,560	39,292
	Royal Gold Inc.	489,542	38,380
	Rock-Tenn Co. Class A	579,382	31,605
	Reliance Steel & Aluminum Co.	613,151	30,964
*	WR Grace & Co.	613,308	30,941
	Martin Marietta Materials Inc.	373,659	29,452
	RPM International Inc.	1,073,324	29,194
	Solutia Inc.	1,014,743	28,464
	Rockwood Holdings Inc.	634,873	28,157
	Aptargroup Inc.	549,233	28,038
	Sonoco Products Co.	820,826	24,748
	Packaging Corp. of America	804,668	22,724
	Domtar Corp.	296,158	22,718
	Walter Energy Inc.	513,761	22,688
	Cytec Industries Inc.	380,448	22,310
	Cabot Corp.	523,546	21,308
*	Allied Nevada Gold Corp.	743,135	21,090
	Steel Dynamics Inc.	1,787,891	21,008
	Compass Minerals International Inc.	274,340	20,927
	Huntsman Corp.	1,580,230	20,448
	NewMarket Corp.	87,956	19,051
	Silgan Holdings Inc.	412,029	17,590
	Carpenter Technology Corp.	365,128	17,468
	Sensient Technologies Corp.	408,976	15,022
	Scotts Miracle-Gro Co. Class A	358,728	14,751
	Eagle Materials Inc.	373,299	13,939
	Olin Corp.	664,809	13,888
*	Coeur d'Alene Mines Corp.	745,891	13,098
	HB Fuller Co.	409,615	12,575
*	Louisiana-Pacific Corp.	1,138,823	12,390
	Commercial Metals Co.	960,222	12,137
*	Chemtura Corp.	810,006	11,745
^,*	Molycorp Inc.	544,048	11,724
	Hecla Mining Co.	2,367,230	11,244
	Greif Inc. Class A	255,053	10,457
	Innophos Holdings Inc.	179,616	10,141
	PolyOne Corp.	739,075	10,111
*	Intrepid Potash Inc.	437,363	9,954
	Minerals Technologies Inc.	147,328	9,397
	Buckeye Technologies Inc.	326,932	9,314
*	Resolute Forest Products	802,102	9,288
	Texas Industries Inc.	231,896	9,046
	Westlake Chemical Corp.	171,591	8,967
	Worthington Industries Inc.	436,330	8,932
	Schweitzer-Mauduit International Inc.	129,766	8,842
*	SunCoke Energy Inc.	582,456	8,533
*	Stillwater Mining Co.	957,915	8,181
	Balchem Corp.	242,863	7,920
	Georgia Gulf Corp.	284,597	7,306
	Globe Specialty Metals Inc.	517,359	6,948

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Kaiser Aluminum Corp.	131,188	6,801
*	Calgon Carbon Corp.	471,818	6,709
*	Clearwater Paper Corp.	191,277	6,526
	Stepan Co.	69,154	6,513
	PH Glatfelter Co.	362,061	5,927
	AMCOL International Corp.	209,307	5,926
*	Kraton Performance Polymers Inc.	266,739	5,844
	Koppers Holdings Inc.	171,257	5,823
*	RTI International Metals Inc.	251,082	5,682
*	Graphic Packaging Holding Co.	1,000,802	5,504
	Deltic Timber Corp.	89,905	5,482
	AK Steel Holding Corp.	919,774	5,399
	Haynes International Inc.	100,996	5,145
*	KapStone Paper and Packaging Corp.	324,166	5,138
	American Vanguard Corp.	193,104	5,135
*	OM Group Inc.	268,649	5,104
	Quaker Chemical Corp.	107,548	4,970
	Schnitzer Steel Industries Inc.	176,746	4,952
	A Schulman Inc.	244,491	4,853
*	McEwen Mining Inc.	1,610,218	4,847
	Myers Industries Inc.	277,947	4,770
*	LSB Industries Inc.	153,420	4,742
	Boise Inc.	716,627	4,715
	Noranda Aluminum Holding Corp.	552,131	4,395
	Materion Corp.	184,383	4,246
	Wausau Paper Corp.	415,067	4,039
	Neenah Paper Inc.	149,659	3,994
*	Flotek Industries Inc.	411,600	3,844
*	TPC Group Inc.	98,442	3,637
*	Horsehead Holding Corp.	338,356	3,370
*	Ferro Corp.	694,368	3,333
^,*	Century Aluminum Co.	443,780	3,253
*	Omnova Solutions Inc.	411,428	3,102
	Hawkins Inc.	80,577	3,076
	Tredegar Corp.	204,604	2,979
	Kronos Worldwide Inc.	180,300	2,847
	Zep Inc.	202,076	2,775
*	Headwaters Inc.	515,040	2,652
*	ADA-ES Inc.	96,291	2,443
*	General Moly Inc.	748,373	2,350
*	AEP Industries Inc.	43,386	1,890
*	Universal Stainless & Alloy	45,756	1,881
	Olympic Steel Inc.	110,944	1,822
*	Zoltek Cos. Inc.	185,452	1,675
*	Landec Corp.	174,894	1,497
*	Spartech Corp.	281,330	1,455
*	Metals USA Holdings Corp.	90,811	1,445
*	AM Castle & Co.	132,983	1,412
*	Mercer International Inc.	236,951	1,353
	FutureFuel Corp.	108,073	1,136
*	Handy & Harman Ltd.	65,982	889
*	Senomyx Inc.	376,650	885
^,*	US Silica Holdings Inc.	78,266	881
*	United States Lime & Minerals Inc.	18,000	840
*	Penford Corp.	81,876	733
	Synalloy Corp.	62,632	714
	KMG Chemicals Inc.	33,751	651
*	TOR Minerals International Inc.	38,276	640
*	American Pacific Corp.	44,346	467
*	Core Molding Technologies Inc.	49,747	410
*	Arabian American Development Co.	41,945	406
	Chase Corp.	26,236	346
*	Solitario Exploration & Royalty Corp.	218,116	288
^,*	US Antimony Corp.	66,200	267

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Mod-Pac Corp.	49,498	255
*	Mines Management Inc.	186,037	251
*	Material Sciences Corp.	27,794	228
^,*	Silver Bull Resources Inc.	463,119	204
*	Timberline Resources Corp.	366,815	103
*	Comstock Mining Inc.	41,309	102
^,*	Clean Diesel Technologies Inc.	51,075	102
*	US Concrete Inc.	16,691	83
*	Verso Paper Corp.	37,309	44
*	Cereplast Inc.	68,057	20
			1,361,061
Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	994,778	56,752
*	Level 3 Communications Inc.	1,470,806	32,578
*	tw telecom inc Class A	1,235,006	31,690
	AboveNet Inc.	217,069	18,234
	Telephone & Data Systems Inc.	801,619	17,067
*	NII Holdings Inc.	1,421,249	14,539
*	Cogent Communications Group Inc.	381,652	7,347
*	Cincinnati Bell Inc.	1,635,129	6,083
*	United States Cellular Corp.	119,281	4,607
*	Iridium Communications Inc.	474,035	4,247
*	Premiere Global Services Inc.	452,603	3,797
*	Neutral Tandem Inc.	272,867	3,596
*	Leap Wireless International Inc.	538,234	3,461
*	Clearwire Corp. Class A	2,985,495	3,344
	Consolidated Communications Holdings Inc.	194,170	2,874
	USA Mobility Inc.	215,880	2,776
*	General Communication Inc. Class A	329,294	2,737
*	8x8 Inc.	634,558	2,665
	Shenandoah Telecommunications Co.	187,931	2,558
	Atlantic Tele-Network Inc.	74,825	2,524
	NTELOS Holdings Corp.	117,475	2,214
^	SureWest Communications	103,439	2,180
*	Vonage Holdings Corp.	1,017,796	2,046
*	Cbeyond Inc.	270,948	1,834
^,*	Fairpoint Communications Inc.	296,262	1,822
	IDT Corp. Class B	156,511	1,535
	HickoryTech Corp.	136,657	1,518
	Lumos Networks Corp.	157,725	1,491
*	ORBCOMM Inc.	386,562	1,260
*	inContact Inc.	249,435	1,250
^,*	Towerstream Corp.	261,065	1,083
^,*	Hawaiian Telcom Holdco Inc.	48,209	941
	Warwick Valley Telephone Co.	55,401	730
^	Alaska Communications Systems Group Inc.	340,114	714
^,*	Elephant Talk Communications Inc.	421,454	708
	Primus Telecommunications Group Inc.	41,555	647
*	Boingo Wireless Inc.	37,447	435
*	Multiband Corp.	92,814	221
^,*	Globalstar Inc.	503,042	161
	NTS Inc.	48,081	34
			246,300
Utilities (3.9%)
*	Calpine Corp.	3,126,377	51,617
	American Water Works Co. Inc.	1,447,399	49,617
	OGE Energy Corp.	810,086	41,954
	Alliant Energy Corp.	912,149	41,567
	NV Energy Inc.	1,936,751	34,048
	MDU Resources Group Inc.	1,548,688	33,467
	National Fuel Gas Co.	679,098	31,904
	Westar Energy Inc.	1,034,263	30,976
	Questar Corp.	1,454,263	30,336
	ITC Holdings Corp.	419,264	28,892

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

					Market
					Value
				Shares	($000)
	Aqua America Inc.			1,135,153	28,333
	UGI Corp.			916,771	26,981
	Great Plains Energy Inc.			1,251,229	26,789
	Atmos Energy Corp.			734,672	25,765
	Hawaiian Electric Industries Inc.			798,656	22,778
	Cleco Corp.			505,075	21,127
	Vectren Corp.			680,292	20,082
	Piedmont Natural Gas Co. Inc.			600,751	19,338
	IDACORP Inc.			414,696	17,450
	WGL Holdings Inc.			427,658	16,999
	Southwest Gas Corp.			382,739	16,707
	Portland General Electric Co.			624,243	16,642
	UIL Holdings Corp.			419,758	15,053
	New Jersey Resources Corp.			344,418	15,020
	Avista Corp.			486,302	12,984
	PNM Resources Inc.			661,675	12,929
	UNS Energy Corp.			334,444	12,846
	South Jersey Industries Inc.			251,231	12,805
	Black Hills Corp.			364,874	11,738
	ALLETE Inc.			275,141	11,501
	NorthWestern Corp.			301,585	11,068
	El Paso Electric Co.			332,030	11,010
*	GenOn Energy Inc.			6,403,775	10,950
	Northwest Natural Gas Co.			222,557	10,594
	MGE Energy Inc.			189,108	8,945
	CH Energy Group Inc.			123,921	8,140
	Laclede Group Inc.			186,803	7,437
	Empire District Electric Co.			345,376	7,287
	Otter Tail Corp.			296,319	6,777
	California Water Service Group			342,135	6,319
	American States Water Co.			155,849	6,169
	Ormat Technologies Inc.			178,677	3,822
	Chesapeake Utilities Corp.			83,062	3,632
	Middlesex Water Co.			142,551	2,709
	Unitil Corp.			93,523	2,478
	SJW Corp.			101,143	2,428
	Connecticut Water Service Inc.			66,290	1,921
	Delta Natural Gas Co. Inc.			72,630	1,578
	York Water Co.			81,906	1,465
	Genie Energy Ltd. Class B			147,785	1,148
	Artesian Resources Corp. Class A			51,295	1,105
*	Cadiz Inc.			97,163	701
^,*	US Geothermal Inc.			514,441	201
*	Pure Cycle Corp.			87,217	188
^,*	Synthesis Energy Systems Inc.			145,152	177
^,*	American DG Energy Inc.			49,512	112

					856,606
Total Common Stocks (Cost $20,325,588)					21,806,058

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
2,3	Vanguard Market Liquidity Fund	0.148%		286,769,365	286,770

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.110%	8/29/12	2,000	1,999

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Federal Home Loan Bank Discount Notes	0.130%	7/20/12	2,000	2,000
5,6	Federal Home Loan Bank Discount Notes	0.126%	8/3/12	500	500
5,6	Federal Home Loan Bank Discount Notes	0.135%	8/10/12	2,300	2,299
5,6	Federal Home Loan Bank Discount Notes	0.120%	8/21/12	500	500
6	Federal Home Loan Bank Discount Notes	0.130%	9/21/12	100	100
4,5	Freddie Mac Discount Notes	0.150%	9/10/12	1,000	1,000
					8,398
Total Temporary Cash Investments (Cost $295,168)					295,168
Total Investments (100.8%) (Cost $20,620,756)					22,101,226
Other Assets and Liabilities—Net (-0.8%)					(169,814)
Net Assets (100%)					21,931,412

Securities with a market value of less than $500 are displayed with a dash.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $181,769,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $194,841,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $8,298,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

49

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 982 082012

Semiannual Report | June 30, 2012

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

> For the six months ended June 30, 2012, returns for Investor Shares of Vanguard’s large-capitalization U.S. index funds ranged from 7.86% for Vanguard Value Index Fund to 10.70% for Vanguard Growth Index Fund.

> Returns for all three funds were in line with their target benchmarks.

> Stocks in the information technology and financial sectors were among the top performers for the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	9
Value Index Fund.	28
Large-Cap Index Fund.	47
About Your Fund’s Expenses.	71
Trustees Approve Advisory Arrangement.	74
Glossary.	75

Growth Index Fund
Value Index Fund
Large-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Growth Index Fund
Investor Shares	10.70%
Admiral™ Shares	10.78
Signal® Shares	10.77
Institutional Shares	10.79
ETF Shares
Market Price	10.73
Net Asset Value	10.77
MSCI US Prime Market Growth Index	10.84
Large-Cap Growth Funds Average	9.63
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Value Index Fund
Investor Shares	7.86%
Admiral Shares	7.89
Signal Shares	7.92
Institutional Shares	7.91
ETF Shares
Market Price	7.89
Net Asset Value	7.90
MSCI US Prime Market Value Index	7.93
Large-Cap Value Funds Average	7.38
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	9.28%
Admiral Shares	9.31
Signal Shares	9.34
Institutional Shares	9.34
ETF Shares
Market Price	9.34
Net Asset Value	9.33
MSCI US Prime Market 750 Index	9.38
Large-Cap Core Funds Average	7.96
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2011, Through June 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$31.79	$35.01	$0.183	$0.000
Admiral Shares	31.79	35.01	0.207	0.000
Signal Shares	29.44	32.42	0.192	0.000
Institutional Shares	31.79	35.01	0.211	0.000
ETF Shares	61.76	68.01	0.403	0.000
Vanguard Value Index Fund
Investor Shares	$20.47	$21.81	$0.267	$0.000
Admiral Shares	20.47	21.80	0.284	0.000
Signal Shares	21.30	22.69	0.296	0.000
Institutional Shares	20.47	21.80	0.287	0.000
ETF Shares	52.48	55.89	0.730	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$23.16	$25.09	$0.220	$0.000
Admiral Shares	28.96	31.36	0.297	0.000
Signal Shares	25.26	27.36	0.259	0.000
Institutional Shares	119.18	129.08	1.237	0.000
ETF Shares	57.34	62.10	0.589	0.000

3

Chairman’s Letter

Dear Shareholder,

Vanguard’s large-capitalization U.S. index funds delivered strong results for the six months ended June 30, 2012, posting returns ranging from 7.86% for Vanguard Value Index Fund to 10.70% for Vanguard Growth Index Fund. Vanguard Large-Cap Index Fund, which invests in both value and growth stocks, fell between the other two funds, returning 9.28% for the period. (All returns are for the funds’ Investor Shares.)

The returns of all three funds closely tracked those of their target indexes, which were higher than the average returns of their peer groups for the period.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, intends to retire at the end of 2012. It’s hard to overstate the contributions Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing, and he developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year, but I did want to mention the news in case you hadn’t heard.

U.S. stocks had strong returns, but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and for the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists expect Europe to remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

5

that low yields imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Growth stocks outpaced their value counterparts
Vanguard’s three large-cap index funds provide exposure to some of the United States’ biggest companies. Investors may choose to invest broadly in the large-cap segment of the market through the Large-Cap Index Fund, or to focus specifically on its growth or value sectors through the Growth Index or Value Index Funds.

Overall, stocks performed well, and nine of ten market sectors posted positive results for the period. The lone exception was the

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.24%	0.10%	0.10%	0.08%	0.10%	1.37%
Value Index Fund	0.24	0.10	0.10	0.08	0.10	1.23
Large-Cap Index Fund	0.24	0.10	0.10	0.08	0.10	1.19

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; for the Large-Cap Index Fund, Large-Cap Core Funds.

6

energy sector, which detracted from the performance of all three funds. Stocks of information technology and financial companies contributed most significantly to the funds’ returns.

The technology sector—one of the market’s top performers for the period and the leading contributor in the Growth Index and Large-Cap Index Funds—benefited from optimism among investors that a stronger economy would foster greater consumer and business demand. Stellar sales of smartphones and tablet computers also boosted performance.

The financial sector, the Value Index Fund’s top contributor for the period, performed well as investors saw signs that banks and other institutions are getting past the lingering effects of mortgage defaults associated with the U.S. housing downturn.

Stocks within the consumer discretionary, health care, and industrial sectors also contributed to the three funds’ performance. The energy sector reflected investors’ concern about softening global demand for oil and how that will affect the profitability of companies in the sector.

All three funds tightly tracked their benchmarks for the period. This performance is a tribute to the funds’ advisor, the Vanguard Equity Investment Group, which combines skilled portfolio management with sophisticated risk control and trading systems. The advisor was also helped by the funds’ low expense ratios, which help investors to keep more of the returns on their investment.

Good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent market volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said in a recent address to financial advisors: Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.

Vanguard research confirms that over the past decade investors have displayed a growing cost consciousness, directing a larger share of their money to low-cost investments. You can read the full report—

Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/ research. In our view, investors are serving their interests by focusing on costs. The math is simple: The less investors pay for an investment, the more of their returns they keep. And

7

because cost savings compound over the long term, keeping costs low can help investors build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of the things you can control: your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals. The low-cost Vanguard large-cap index funds can play an important role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2012

8

Growth Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	1.26%	1.40%	1.40%	1.42%	1.40%

Portfolio Characteristics
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	412	411	3,694
Median Market Cap $44.2B		$44.2B	$33.1B
Price/Earnings Ratio	17.8x	17.8x	16.1x
Price/Book Ratio	3.7x	3.7x	2.1x
Return on Equity	23.6%	23.3%	18.1%
Earnings Growth Rate	18.0%	18.0%	9.4%
Dividend Yield	1.3%	1.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	17%	—	—
Short-Term Reserves	0.3%	—	—

Volatility Measures
	MSCI US	DJ
	Prime Market	U.S. Total
	Growth	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.00	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	8.3%
International Business	IT Consulting &
Machines Corp.	Other Services	3.3
Coca-Cola Co.	Soft Drinks	2.4
Philip Morris
International Inc.	Tobacco	2.3
Microsoft Corp.	Systems Software	2.3
Google Inc. Class A	Internet Software &
	Services	2.3
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	2.0
Oracle Corp.	Systems Software	1.8
QUALCOMM Inc.	Communications
	Equipment	1.4
Cisco Systems Inc.	Communications
	Equipment	1.4
Top Ten		27.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

9

Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer Discretionary 18.3%		18.4%	11.9%
Consumer Staples	11.4	11.3	9.8
Energy	6.1	6.1	10.0
Financials	5.3	5.3	15.9
Health Care	10.4	10.4	12.0
Industrials	12.0	12.0	10.8
Information Technology 32.1		32.1	19.1
Materials	3.9	3.9	3.9
Telecommunication
Services	0.4	0.4	2.9
Utilities	0.1	0.1	3.7

Investment Focus

10

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Growth Index Fund Investor Shares
Spliced Growth Index

Spliced Growth Index: S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	6.32%	2.91%	5.89%
Admiral Shares	11/13/2000	6.50	3.06	6.02
Signal Shares	6/4/2007	6.49	3.06	2.641
Institutional Shares	5/14/1998	6.52	3.10	6.06
ETF Shares	1/26/2004
Market Price		6.45	3.06	4.75[1]
Net Asset Value		6.48	3.06	4.75[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (18.4%)
	McDonald’s Corp.	3,780,262	334,667
*	Amazon.com Inc.	1,351,125	308,529
	Home Depot Inc.	5,721,300	303,172
	Comcast Corp. Class A	8,676,914	277,401
	Starbucks Corp.	2,796,116	149,089
	News Corp. Class A	6,218,479	138,610
	Target Corp.	2,359,824	137,318
*	priceline.com Inc.	184,826	122,821
*	DIRECTV Class A	2,509,880	122,532
	NIKE Inc. Class B	1,369,269	120,194
	TJX Cos. Inc.	2,799,383	120,178
	Yum! Brands Inc.	1,708,806	110,081
	Walt Disney Co.	2,211,813	107,273
	Time Warner Cable Inc.	1,165,762	95,709
	Viacom Inc. Class B	1,815,661	85,372
	Lowe’s Cos. Inc.	2,993,817	85,144
	CBS Corp. Class B	2,247,799	73,683
	Las Vegas Sands Corp.	1,498,461	65,168
	Coach Inc.	1,068,058	62,460
*	Bed Bath & Beyond Inc.	895,389	55,335
	Ross Stores Inc.	848,658	53,016
*	AutoZone Inc.	130,106	47,771
*	Dollar Tree Inc.	883,550	47,535
	Johnson Controls Inc.	1,642,226	45,506
*	Chipotle Mexican Grill Inc.
	Class A	116,030	44,086
	VF Corp.	328,436	43,830
*	Dollar General Corp.	801,753	43,607
	McGraw-Hill Cos. Inc.	928,624	41,788
	Comcast Corp.	1,330,673	41,783
	Limited Brands Inc.	934,952	39,763
*	O’Reilly Automotive Inc.	472,557	39,586
	Harley-Davidson Inc.	855,535	39,124
	Marriott International Inc.
	Class A	991,283	38,858
	Starwood Hotels &
	Resorts Worldwide Inc.	727,903	38,608

			Market
			Value
		Shares	($000)
	News Corp. Class B	1,629,968	36,707
*	Liberty Media Corp. -
	Liberty Capital Class A	395,411	34,761
	Gap Inc.	1,178,047	32,231
	Ralph Lauren Corp.
	Class A	228,371	31,986
	Omnicom Group Inc.	658,127	31,985
	Wynn Resorts Ltd.	298,513	30,962
*	Liberty Global Inc.	609,032	29,081
*	Discovery Communications
	Inc. Class A	529,009	28,566
	PetSmart Inc.	414,355	28,251
*	BorgWarner Inc.	405,116	26,572
*	Sirius XM Radio Inc.	13,937,053	25,784
	Tiffany & Co.	471,223	24,951
	Family Dollar Stores Inc.	371,577	24,702
*	Lululemon Athletica Inc.	372,832	22,232
	Tractor Supply Co.	265,925	22,088
*	CarMax Inc.	840,984	21,815
	Ulta Salon Cosmetics &
	Fragrance Inc.	221,773	20,709
*	Discovery
	Communications Inc.	406,192	20,346
	PVH Corp.	255,463	19,872
	Scripps Networks
	Interactive Inc. Class A	341,952	19,443
	Advance Auto Parts Inc.	270,686	18,466
	Lennar Corp. Class A	584,254	18,059
*	LKQ Corp.	519,277	17,344
*	Liberty Global Inc. Class A	349,290	17,335
	Polaris Industries Inc.	241,394	17,255
	Dick’s Sporting Goods Inc.	358,583	17,212
*	TripAdvisor Inc.	383,038	17,118
	Virgin Media Inc.	639,439	15,596
*	Sally Beauty Holdings Inc.	600,192	15,449
*	Apollo Group Inc. Class A	420,606	15,222
*	MGM Resorts International 1,360,770		15,186
*	Fossil Inc.	195,010	14,926
*	Panera Bread Co. Class A	105,252	14,676
	Signet Jewelers Ltd.	322,581	14,197

12

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	PulteGroup Inc.	1,278,016	13,675
*	Under Armour Inc. Class A	142,909	13,502
*	Netflix Inc.	195,467	13,384
*	Liberty Interactive Corp.
	Class A	709,105	12,615
*	Urban Outfitters Inc.	427,153	11,785
	Tupperware Brands Corp.	207,884	11,384
	Gentex Corp.	534,734	11,160
	DISH Network Corp.
	Class A	386,311	11,029
	Abercrombie & Fitch Co.	317,891	10,853
*	Goodyear Tire & Rubber Co. 905,423		10,693
*	Charter Communications Inc.
	Class A	149,047	10,563
	Dunkin’ Brands Group Inc.	289,466	9,940
	Cablevision Systems Corp.
	Class A	735,432	9,774
	Interpublic Group of
	Cos. Inc.	827,888	8,983
*	Toll Brothers Inc.	278,305	8,274
^,*	Sears Holdings Corp.	138,094	8,244
*	NVR Inc.	8,923	7,585
*	Deckers Outdoor Corp.	143,022	6,294
	International Game
	Technology	384,774	6,060
*	Delphi Automotive plc	236,583	6,033
*	AutoNation Inc.	170,603	6,019
	Garmin Ltd.	151,713	5,809
*	Tempur-Pedic
	International Inc.	235,668	5,512
	Weight Watchers
	International Inc.	102,302	5,275
*	Lamar Advertising Co.
	Class A	150,165	4,295
	Williams-Sonoma Inc.	119,583	4,182
*	Hyatt Hotels Corp. Class A	58,841	2,187
			4,475,791
Consumer Staples (11.3%)
	Coca-Cola Co.	7,559,556	591,082
	Philip Morris
	International Inc.	6,390,498	557,635
	Wal-Mart Stores Inc.	6,990,614	487,386
	Colgate-Palmolive Co.	1,779,883	185,286
	Costco Wholesale Corp.	1,614,188	153,348
	PepsiCo Inc.	2,040,268	144,165
	Walgreen Co.	3,241,893	95,895
	Whole Foods Market Inc.	643,019	61,292
	Mead Johnson
	Nutrition Co.	755,860	60,854
	Estee Lauder Cos. Inc.
	Class A	875,600	47,387
	Kroger Co.	2,026,558	46,996
	General Mills Inc.	1,196,334	46,107
	Kellogg Co.	927,971	45,777

			Market
			Value•
		Shares	($000)
	Hershey Co.	581,365	41,876
*	Monster Beverage Corp.	549,968	39,158
	Brown-Forman Corp.
	Class B	302,406	29,288
	HJ Heinz Co.	415,555	22,598
	Herbalife Ltd.	431,544	20,856
*	Energizer Holdings Inc.	244,775	18,419
	Clorox Co.	228,906	16,586
	Beam Inc.	261,806	16,360
	Church & Dwight Co. Inc.	264,298	14,661
*	Green Mountain Coffee
	Roasters Inc.	488,595	10,642
	Hillshire Brands Co.	283,821	8,228
	Hormel Foods Corp.	188,716	5,741
	Ingredion Inc.	98,664	4,886
	DE Master Blenders	30,307	342
			2,772,851
Energy (6.1%)
	Schlumberger Ltd.	4,952,083	321,440
	Anadarko Petroleum Corp.	1,849,895	122,463
	National Oilwell Varco Inc.	1,574,485	101,460
	Halliburton Co.	3,415,047	96,953
	EOG Resources Inc.	998,724	89,995
	Williams Cos. Inc.	2,197,832	63,342
	Kinder Morgan Inc.	1,779,532	57,337
	Noble Energy Inc.	656,836	55,713
*	Southwestern Energy Co.	1,295,464	41,364
*	Cameron
	International Corp.	913,657	39,022
	Pioneer Natural
	Resources Co.	434,631	38,339
	Range Resources Corp.	600,315	37,141
*	FMC Technologies Inc.	887,323	34,810
*	Concho Resources Inc.	365,699	31,128
	EQT Corp.	555,659	29,800
	CONSOL Energy Inc.	842,895	25,489
	Baker Hughes Inc.	568,412	23,362
*	Denbury Resources Inc.	1,448,537	21,887
	Core Laboratories NV	176,799	20,491
	Cabot Oil & Gas Corp.	506,209	19,945
	QEP Resources Inc.	658,834	19,745
	Oceaneering
	International Inc.	400,990	19,191
*	Whiting Petroleum Corp.	435,984	17,928
	Helmerich & Payne Inc.	398,607	17,331
*	Cobalt International
	Energy Inc.	681,197	16,008
*	Ultra Petroleum Corp.	566,061	13,059
*	Weatherford
	International Ltd.	985,272	12,444
*	Dresser-Rand Group Inc.	278,628	12,410
*	Kinder Morgan
	Management LLC	167,200	12,276
*	WPX Energy Inc.	737,246	11,929
	SM Energy Co.	237,388	11,658

13

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Continental Resources Inc.	167,903	11,186
*	Plains Exploration &
	Production Co.	308,552	10,855
*	SandRidge Energy Inc.	1,362,393	9,114
	HollyFrontier Corp.	257,050	9,107
	Sunoco Inc.	138,798	6,593
	Diamond Offshore
	Drilling Inc.	89,904	5,316
*	Superior Energy
	Services Inc.	203,764	4,122
*	Laredo Petroleum
	Holdings Inc.	94,461	1,965
			1,493,718
Financials (5.3%)
	American Express Co.	3,896,319	226,805
	Simon Property Group Inc.	1,105,043	172,011
	American Tower
	Corporation	1,461,253	102,156
*	Berkshire Hathaway Inc.
	Class B	1,183,953	98,659
	Public Storage	540,409	78,040
	Equity Residential	1,114,356	69,491
	T. Rowe Price Group Inc.	940,790	59,232
	Franklin Resources Inc.	364,673	40,475
	Northern Trust Corp.	805,389	37,064
*	IntercontinentalExchange
	Inc.	269,461	36,641
	General Growth
	Properties Inc.	1,565,884	28,327
	Host Hotels & Resorts Inc.	1,706,937	27,004
	Charles Schwab Corp.	2,005,397	25,930
*	American International
	Group Inc.	785,901	25,219
*	Affiliated Managers
	Group Inc.	192,132	21,029
	Boston Properties Inc.	192,639	20,876
*	Arch Capital Group Ltd.	498,656	19,792
*	CBRE Group Inc. Class A	1,156,282	18,917
	Aon plc	401,371	18,776
	Taubman Centers Inc.	215,561	16,633
	Weyerhaeuser Co.	697,311	15,592
*	MSCI Inc. Class A	450,783	15,336
	TD Ameritrade
	Holding Corp.	814,423	13,845
	Brown & Brown Inc.	452,289	12,334
	Digital Realty Trust Inc.	155,890	11,703
	Eaton Vance Corp.	427,672	11,526
	SEI Investments Co.	522,996	10,402
	Essex Property Trust Inc.	64,665	9,953
	Moody’s Corp.	260,594	9,525
	CBOE Holdings Inc.	329,465	9,120
	Federal Realty
	Investment Trust	82,778	8,616
	Jones Lang LaSalle Inc.	105,282	7,409
	LPL Financial Holdings Inc.	205,681	6,946

			Market
			Value
		Shares	($000)
	Weingarten Realty
	Investors	212,131	5,587
	Hudson City Bancorp Inc.	613,835	3,910
	Erie Indemnity Co. Class A	52,909	3,789
			1,298,670
Health Care (10.4%)
	UnitedHealth Group Inc.	3,878,225	226,876
	Amgen Inc.	2,937,263	214,538
*	Express Scripts
	Holding Co.	2,965,726	165,576
*	Gilead Sciences Inc.	2,810,713	144,133
*	Biogen Idec Inc.	841,687	121,523
	Baxter International Inc.	2,079,713	110,537
	Allergan Inc.	1,129,917	104,596
*	Celgene Corp.	1,628,635	104,493
	Covidien plc	1,793,916	95,974
	McKesson Corp.	913,393	85,631
*	Intuitive Surgical Inc.	145,864	80,778
	Thermo Fisher
	Scientific Inc.	1,357,886	70,488
*	Alexion
	Pharmaceuticals Inc.	690,344	68,551
	Stryker Corp.	1,131,341	62,337
	Becton Dickinson and Co.	779,801	58,290
	Agilent Technologies Inc.	1,289,157	50,587
	St. Jude Medical Inc.	1,183,883	47,249
*	Cerner Corp.	535,380	44,254
*	Edwards Lifesciences Corp.	426,746	44,083
*	Vertex Pharmaceuticals Inc.	780,646	43,654
	Zimmer Holdings Inc.	661,116	42,549
	Perrigo Co.	329,037	38,803
	AmerisourceBergen Corp.
	Class A	956,908	37,654
*	DaVita Inc.	347,820	34,159
*	Mylan Inc.	1,584,523	33,861
*	Laboratory Corp. of
	America Holdings	360,768	33,411
	CR Bard Inc.	296,410	31,846
*	Regeneron
	Pharmaceuticals Inc.	272,587	31,135
*	Waters Corp.	330,624	26,275
*	Henry Schein Inc.	333,185	26,152
*	Varian Medical
	Systems Inc.	419,422	25,488
	Humana Inc.	304,471	23,578
*	Forest Laboratories Inc.	640,599	22,415
	DENTSPLY
	International Inc.	527,254	19,935
	HCA Holdings Inc.	649,686	19,770
*	IDEXX Laboratories Inc.	204,536	19,662
*	Illumina Inc.	454,044	18,339
*	Mettler-Toledo
	International Inc.	116,898	18,219
*	ResMed Inc.	535,125	16,696
*	Gen-Probe Inc.	167,953	13,806

14

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Warner Chilcott plc Class A	647,783	11,608
	Patterson Cos. Inc.	328,311	11,317
*	Human Genome
	Sciences Inc.	737,084	9,678
	Universal Health Services
	Inc. Class B	215,772	9,313
*	Amylin
	Pharmaceuticals Inc.	283,503	8,003
*	Allscripts Healthcare
	Solutions Inc.	671,733	7,342
*	Covance Inc.	141,162	6,755
*	Bio-Rad Laboratories Inc.
	Class A	47,036	4,704
*	Endo Health Solutions Inc.	150,829	4,673
			2,551,294
Industrials (12.0%)
	3M Co.	2,448,850	219,417
	Union Pacific Corp.	1,781,776	212,584
	United Parcel Service Inc.
	Class B	2,682,246	211,254
	Caterpillar Inc.	2,403,219	204,057
	Boeing Co.	2,629,305	195,357
	Emerson Electric Co.	2,725,729	126,964
	Deere & Co.	1,422,351	115,025
	Danaher Corp.	2,174,502	113,248
	FedEx Corp.	1,108,829	101,580
	Tyco International Ltd.	1,710,803	90,416
	Precision Castparts Corp.	538,818	88,630
	Norfolk Southern Corp.	1,225,286	87,939
	CSX Corp.	3,905,357	87,324
	Illinois Tool Works Inc.	1,615,952	85,468
	Cummins Inc.	676,702	65,579
	Goodrich Corp.	466,931	59,254
	PACCAR Inc.	1,258,292	49,312
	Ingersoll-Rand plc	1,103,697	46,554
	Lockheed Martin Corp.	512,827	44,657
	WW Grainger Inc.	221,178	42,298
	Fastenal Co.	1,041,151	41,969
	Dover Corp.	681,615	36,541
	CH Robinson
	Worldwide Inc.	606,274	35,485
	Roper Industries Inc.	359,644	35,454
	Rockwell Automation Inc.	528,476	34,911
	Fluor Corp.	627,282	30,950
	Expeditors International of
	Washington Inc.	787,101	30,500
	AMETEK Inc.	595,645	29,729
*	Stericycle Inc.	314,579	28,837
	Kansas City Southern	408,067	28,385
	Rockwell Collins Inc.	524,102	25,864
	Textron Inc.	1,037,909	25,813
*	Verisk Analytics Inc.
	Class A	519,913	25,611
*	TransDigm Group Inc.	178,651	23,993
	Flowserve Corp.	202,297	23,214

			Market
			Value
		Shares	($000)
	Joy Global Inc.	397,520	22,551
*	IHS Inc. Class A	207,570	22,361
	JB Hunt Transport
	Services Inc.	347,592	20,716
	Donaldson Co. Inc.	523,973	17,485
*	BE Aerospace Inc.	385,794	16,844
	Waste Connections Inc.	434,579	13,003
*	WABCO Holdings Inc.	239,681	12,686
	Dun & Bradstreet Corp.	177,170	12,609
*	Nielsen Holdings NV	468,302	12,279
	Masco Corp.	868,209	12,042
	Pall Corp.	214,251	11,743
	MSC Industrial
	Direct Co. Inc. Class A	173,772	11,391
	Gardner Denver Inc.	187,582	9,925
*	Copart Inc.	410,725	9,730
*	Babcock & Wilcox Co.	394,691	9,670
*	Sensata Technologies
	Holding NV	327,474	8,770
*	Owens Corning	277,149	7,910
	Robert Half
	International Inc.	250,626	7,160
*	Navistar International Corp.	229,809	6,520
	IDEX Corp.	155,613	6,066
*	Foster Wheeler AG	139,039	2,410
			2,948,044
Information Technology (32.1%)
*	Apple Inc.	3,460,331	2,020,833
	International Business
	Machines Corp.	4,085,199	798,983
	Microsoft Corp.	18,217,418	557,271
*	Google Inc. Class A	957,381	555,348
	Oracle Corp.	14,921,996	443,183
	QUALCOMM Inc.	6,277,487	349,531
	Cisco Systems Inc.	19,989,012	343,211
	Visa Inc. Class A	1,949,665	241,037
*	EMC Corp.	7,619,671	195,292
*	eBay Inc.	4,298,571	180,583
	Mastercard Inc. Class A	405,289	174,319
	Accenture plc Class A	2,402,074	144,341
	Automatic Data
	Processing Inc.	1,820,712	101,341
*	Cognizant Technology
	Solutions Corp. Class A	1,125,941	67,556
*	Salesforce.com Inc.	479,583	66,307
	Broadcom Corp. Class A	1,825,990	61,718
	Intuit Inc.	1,039,870	61,716
	Texas Instruments Inc.	2,124,742	60,959
*	Adobe Systems Inc.	1,832,737	59,326
*	Citrix Systems Inc.	688,745	57,813
*	Facebook Inc. Class A	1,652,064	51,412
	Motorola Solutions Inc.	1,003,124	48,260
*	Teradata Corp.	621,143	44,729
*	NetApp Inc.	1,330,968	42,351
	Analog Devices Inc.	1,105,406	41,641
*	Red Hat Inc.	716,886	40,490

15

Growth Index Fund

			Market
			Value
		Shares	($000)
	Altera Corp.	1,196,485	40,489
*	Symantec Corp.	2,707,260	39,553
	Western Union Co.	2,302,261	38,770
*	Fiserv Inc.	514,381	37,149
*	Dell Inc.	2,833,700	35,478
*	Yahoo! Inc.	2,139,708	33,872
	Amphenol Corp. Class A	606,244	33,295
*	Juniper Networks Inc.	1,953,561	31,863
	Avago Technologies Ltd.	859,982	30,873
*	Equinix Inc.	173,243	30,430
*	Autodesk Inc.	838,469	29,338
*	F5 Networks Inc.	293,989	29,270
*	VMware Inc. Class A	301,841	27,480
	Linear Technology Corp.	849,924	26,628
*	BMC Software Inc.	609,506	26,014
*	VeriSign Inc.	592,028	25,795
*	Alliance Data
	Systems Corp.	185,757	25,077
*	Micron Technology Inc.	3,666,153	23,133
*	Nuance
	Communications Inc.	915,151	21,799
*	ANSYS Inc.	345,381	21,797
*	Trimble Navigation Ltd.	463,018	21,303
*	Akamai Technologies Inc.	659,903	20,952
	Marvell Technology
	Group Ltd.	1,840,809	20,764
	Activision Blizzard Inc.	1,666,944	19,987
*	Skyworks Solutions Inc.	699,363	19,142
*	TIBCO Software Inc.	618,481	18,505
*	Rackspace Hosting Inc.	399,675	17,562
*	Informatica Corp.	398,564	16,883
*	LinkedIn Corp. Class A	157,940	16,784
*	NVIDIA Corp.	1,133,226	15,661
*	MICROS Systems Inc.	296,641	15,188
*	Gartner Inc.	346,573	14,920
	FactSet Research
	Systems Inc.	159,149	14,791
*	LSI Corp.	2,103,514	13,399
*	Western Digital Corp.	435,981	13,289
*	VeriFone Systems Inc.	396,277	13,113
	IAC/InterActiveCorp	280,169	12,776
*	Advanced Micro
	Devices Inc.	2,203,470	12,626
	Global Payments Inc.	290,859	12,574
*	SanDisk Corp.	314,141	11,460
*	Atmel Corp.	1,673,638	11,213
	FLIR Systems Inc.	571,735	11,149
	Solera Holdings Inc.	260,087	10,869
*	Fortinet Inc.	463,082	10,753
*	Cree Inc.	409,394	10,509
*	Lam Research Corp.	261,019	9,851
*	Riverbed Technology Inc.	555,406	8,970
*	Rovi Corp.	407,708	7,999
*	Dolby Laboratories Inc.
	Class A	190,700	7,876

			Market
			Value
		Shares	($000)
*	Flextronics
	International Ltd.	888,333	5,508
*	Electronic Arts Inc.	428,430	5,291
*	Polycom Inc.	425,982	4,481
*	Acme Packet Inc.	213,531	3,982
*	Zynga Inc. Class A	546,508	2,973
*	Freescale
	Semiconductor Ltd.	181,215	1,857
			7,852,614
Materials (3.9%)
	EI du Pont
	de Nemours & Co.	3,459,983	174,971
	Monsanto Co.	1,986,878	164,474
	Praxair Inc.	1,107,592	120,429
	Ecolab Inc.	1,081,077	74,086
	Mosaic Co.	1,100,996	60,291
	Newmont Mining Corp.	1,194,285	57,935
	Sherwin-Williams Co.	328,670	43,499
	Sigma-Aldrich Corp.	448,139	33,131
	Air Products &
	Chemicals Inc.	390,885	31,556
	PPG Industries Inc.	282,142	29,941
	FMC Corp.	518,436	27,726
	Ball Corp.	550,528	22,599
	Celanese Corp. Class A	581,512	20,132
	Albemarle Corp.	330,132	19,689
	CF Industries Holdings Inc.	84,930	16,454
*	WR Grace & Co.	260,771	13,156
*	Crown Holdings Inc.	358,929	12,379
	Vulcan Materials Co.	167,918	6,668
	Walter Energy Inc.	150,667	6,653
	Scotts Miracle-Gro Co.
	Class A	158,112	6,502
^,*	Molycorp Inc.	246,041	5,302
	Aptargroup Inc.	85,518	4,366
			951,939
Telecommunication Services (0.4%)
*	Crown Castle
	International Corp.	1,055,773	61,932
*	SBA Communications
	Corp. Class A	429,687	24,514
*	Level 3
	Communications Inc.	351,722	7,791
*	NII Holdings Inc.	635,331	6,499
*	MetroPCS
	Communications Inc.	569,167	3,443
			104,179
Utilities (0.1%)
	ITC Holdings Corp.	190,688	13,140
*	Calpine Corp.	754,764	12,461
			25,601
Total Common Stocks
(Cost $19,010,448)			24,484,701

16

Growth Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity
Fund, 0.148%
(Cost $90,167)	90,166,542	90,167
Total Investments (100.4%)
(Cost $19,100,615)		24,574,868
Other Assets and Liabilities (-0.4%)
Other Assets		131,876
Liabilities[2]		(220,698)
		(88,822)
Net Assets (100%)		24,486,046

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	19,936,828
Overdistributed Net Investment Income	(20,129)
Accumulated Net Realized Losses	(904,906)
Unrealized Appreciation (Depreciation)	5,474,253
Net Assets	24,486,046

Investor Shares—Net Assets
Applicable to 89,973,416 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,150,285
Net Asset Value Per Share—
Investor Shares	$35.01

Admiral Shares—Net Assets
Applicable to 152,439,022 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,336,893
Net Asset Value Per Share—
Admiral Shares	$35.01

Amount
($000)
Signal Shares—Net Assets
Applicable to 92,681,764 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,004,652
Net Asset Value Per Share—
Signal Shares	$32.42

Institutional Shares—Net Assets
Applicable to 156,467,879 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,477,619
Net Asset Value Per Share—
Institutional Shares	$35.01

ETF Shares—Net Assets
Applicable to 110,514,911 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,516,597
Net Asset Value Per Share—
ETF Shares	$68.01

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,963,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
2 Includes $10,178,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	159,129
Interest[1]	19
Security Lending	2,470
Total Income	161,618
Expenses
The Vanguard Group—Note B
Investment Advisory Services	748
Management and Administrative—Investor Shares	3,066
Management and Administrative—Admiral Shares	1,918
Management and Administrative—Signal Shares	850
Management and Administrative—Institutional Shares	1,141
Management and Administrative—ETF Shares	2,253
Marketing and Distribution—Investor Shares	473
Marketing and Distribution—Admiral Shares	446
Marketing and Distribution—Signal Shares	398
Marketing and Distribution—Institutional Shares	752
Marketing and Distribution—ETF Shares	860
Custodian Fees	131
Shareholders’ Reports—Investor Shares	119
Shareholders’ Reports—Admiral Shares	64
Shareholders’ Reports—Signal Shares	21
Shareholders’ Reports—Institutional Shares	27
Shareholders’ Reports—ETF Shares	103
Trustees’ Fees and Expenses	11
Total Expenses	13,381
Net Investment Income	148,237
Realized Net Gain (Loss) on Investment Securities Sold	263,812
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,838,729
Net Increase (Decrease) in Net Assets Resulting from Operations	2,250,778
1 Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,237	249,232
Realized Net Gain (Loss)	263,812	667,210
Change in Unrealized Appreciation (Depreciation)	1,838,729	(560,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,250,778	355,843
Distributions
Net Investment Income
Investor Shares	(16,568)	(35,179)
Admiral Shares	(31,469)	(58,907)
Signal Shares	(16,822)	(26,483)
Institutional Shares	(32,462)	(56,292)
ETF Shares	(42,701)	(71,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(140,022)	(247,990)
Capital Share Transactions
Investor Shares	(37,617)	(991,858)
Admiral Shares	29,685	79,431
Signal Shares	360,836	744,319
Institutional Shares	267,460	773,669
ETF Shares	866,080	929,167
Net Increase (Decrease) from Capital Share Transactions	1,486,444	1,534,728
Total Increase (Decrease)	3,597,200	1,642,581
Net Assets
Beginning of Period	20,888,846	19,246,265
End of Period[1]	24,486,046	20,888,846

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,129,000) and ($28,344,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.79	$31.60	$27.32	$20.29	$33.23	$29.77
Investment Operations
Net Investment Income	.197	.351	.315	.276	.261	.270
Net Realized and Unrealized Gain (Loss)
on Investments	3.206	.183	4.284	7.035	(12.939)	3.460
Total from Investment Operations	3.403	.534	4.599	7.311	(12.678)	3.730
Distributions
Dividends from Net Investment Income	(.183)	(.344)	(.319)	(.281)	(.262)	(.270)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.183)	(.344)	(.319)	(.281)	(.262)	(.270)
Net Asset Value, End of Period	$35.01	$31.79	$31.60	$27.32	$20.29	$33.23

Total Return[1]	10.70%	1.71%	16.96%	36.29%	-38.32%	12.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,150	$2,897	$3,843	$5,770	$4,279	$6,992
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.28%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.14%	1.10%	1.13%	1.20%	0.93%	0.83%
Portfolio Turnover Rate[2]	17%	23%	26%	29%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.79	$31.60	$27.32	$20.30	$33.23	$29.77
Investment Operations
Net Investment Income	.221	.399	.357	.308	.294	.308
Net Realized and Unrealized Gain (Loss)
on Investments	3.206	.185	4.282	7.027	(12.929)	3.460
Total from Investment Operations	3.427	.584	4.639	7.335	(12.635)	3.768
Distributions
Dividends from Net Investment Income	(.207)	(.394)	(.359)	(.315)	(.295)	(.308)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.207)	(.394)	(.359)	(.315)	(.295)	(.308)
Net Asset Value, End of Period	$35.01	$31.79	$31.60	$27.32	$20.30	$33.23

Total Return[1]	10.78%	1.87%	17.12%	36.42%	-38.22%	12.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,337	$4,819	$4,712	$1,641	$1,296	$2,203
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.24%	1.27%	1.34%	1.05%	0.95%
Portfolio Turnover Rate[2]	17%	23%	26%	29%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Signal Shares

	Six Months					June 4,
	Ended					2007[1] to
For a Share Outstanding	June 30,		Year Ended December 31,			Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.44	$29.26	$25.30	$18.80	$30.77	$30.26
Investment Operations
Net Investment Income	.206	.369	.331	.286	.273	.168
Net Realized and Unrealized Gain (Loss)
on Investments	2.966	.175	3.963	6.507	(11.970)	.563
Total from Investment Operations	3.172	.544	4.294	6.793	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.192)	(.364)	(.334)	(.293)	(.273)	(.221)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.192)	(.364)	(.334)	(.293)	(.273)	(.221)
Net Asset Value, End of Period	$32.42	$29.44	$29.26	$25.30	$18.80	$30.77

Total Return	10.77%	1.88%	17.11%	36.42%	-38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,005	$2,402	$1,658	$1,428	$941	$1,425
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.24%	1.27%	1.34%	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	17%	23%	26%	29%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.79	$31.60	$27.32	$20.30	$33.23	$29.77
Investment Operations
Net Investment Income	.225	.405	.369	.322	.305	.318
Net Realized and Unrealized Gain (Loss)
on Investments	3.206	.186	4.283	7.027	(12.930)	3.460
Total from Investment Operations	3.431	.591	4.652	7.349	(12.625)	3.778
Distributions
Dividends from Net Investment Income	(.211)	(.401)	(.372)	(.329)	(.305)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.211)	(.401)	(.372)	(.329)	(.305)	(.318)
Net Asset Value, End of Period	$35.01	$31.79	$31.60	$27.32	$20.30	$33.23

Total Return	10.79%	1.89%	17.17%	36.50%	-38.19%	12.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,478	$4,726	$3,934	$2,913	$2,016	$3,210
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.26%	1.31%	1.40%	1.09%	0.98%
Portfolio Turnover Rate[1]	17%	23%	26%	29%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$61.76	$61.39	$53.08	$39.43	$64.56	$57.85
Investment Operations
Net Investment Income	.431	.776	.695	.598	.579	.600
Net Realized and Unrealized Gain (Loss)
on Investments	6.222	.360	8.315	13.666	(25.132)	6.710
Total from Investment Operations	6.653	1.136	9.010	14.264	(24.553)	7.310
Distributions
Dividends from Net Investment Income	(.403)	(.766)	(.700)	(.614)	(.577)	(.600)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.403)	(.766)	(.700)	(.614)	(.577)	(.600)
Net Asset Value, End of Period	$68.01	$61.76	$61.39	$53.08	$39.43	$64.56

Total Return	10.77%	1.87%	17.11%	36.46%	-38.22%	12.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,517	$6,046	$5,099	$3,917	$2,736	$3,232
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.24%	1.27%	1.34%	1.06%	0.95%
Portfolio Turnover Rate[1]	17%	23%	26%	29%	27%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $3,539,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

25

Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $66,083,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $1,099,990,000 to offset future net capital gains. Of this amount, $996,753,000 is subject to expiration and may be used to offset future net capital gains through December 31, 2017. Capital losses of $103,237,000 realized beginning of fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $19,100,248,000. Net unrealized appreciation of investment securities for tax purposes was $5,474,253,000, consisting of unrealized gains of $6,210,106,000 on securities that had risen in value since their purchase and $735,853,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $3,908,404,000 of investment securities and sold $2,389,789,000 of investment securities, other than temporary cash investments.

26

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	305,878	8,721	625,642	19,333
Issued in Lieu of Cash Distributions	15,911	451	33,926	1,080
Redeemed	(359,406)	(10,316)	(1,651,426)	(50,905)
Net Increase (Decrease)—Investor Shares	(37,617)	(1,144)	(991,858)	(30,492)
Admiral Shares
Issued	328,188	9,361	575,870	17,919
Issued in Lieu of Cash Distributions	29,052	824	54,388	1,732
Redeemed	(327,555)	(9,346)	(550,827)	(17,170)
Net Increase (Decrease)—Admiral Shares	29,685	839	79,431	2,481
Signal Shares
Issued	659,209	20,396	1,405,009	47,180
Issued in Lieu of Cash Distributions	14,246	437	22,037	758
Redeemed	(312,619)	(9,736)	(682,727)	(23,016)
Net Increase (Decrease)—Signal Shares	360,836	11,097	744,319	24,922
Institutional Shares
Issued	616,743	17,838	1,729,154	54,199
Issued in Lieu of Cash Distributions	28,481	808	49,732	1,586
Redeemed	(377,764)	(10,841)	(1,005,217)	(31,596)
Net Increase (Decrease)—Institutional Shares	267,460	7,805	773,669	24,189
ETF Shares
Issued	1,350,144	19,924	1,079,150	17,330
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(484,064)	(7,300)	(149,983)	(2,500)
Net Increase (Decrease)—ETF Shares	866,080	12,624	929,167	14,830

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Value Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	2.79%	2.93%	2.93%	2.95%	2.93%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund Value Index		Index
Number of Stocks	431	430	3,694
Median Market Cap $49.8B		$49.8B	$33.1B
Price/Earnings Ratio	13.8x	13.8x	16.1x
Price/Book Ratio	1.6x	1.6x	2.1x
Return on Equity	15.4%	15.4%	18.1%
Earnings Growth Rate	1.8%	1.8%	9.4%
Dividend Yield	3.0%	3.0%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	19%	—	—
Short-Term Reserves	0.6%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Prime Market	Market
	Value Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.94

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	6.0%
General Electric Co.	Industrial
	Conglomerates	3.3
AT&T Inc.	Integrated
	Telecommunication
	Services	3.2
Chevron Corp.	Integrated Oil &
	Gas	3.1
Johnson & Johnson	Pharmaceuticals	2.8
Pfizer Inc.	Pharmaceuticals	2.6
Procter & Gamble Co.	Household
	Products	2.5
Wells Fargo & Co.	Diversified Banks	2.5
JPMorgan Chase & Co.	Diversified Financial
	Services	2.0
Intel Corp.	Semiconductors	2.0
Top Ten		30.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

28

Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer Discretionary	5.5%	5.5%	11.9%
Consumer Staples	10.2	10.2	9.8
Energy	15.1	15.1	10.0
Financials	23.6	23.6	15.9
Health Care	13.0	13.0	12.0
Industrials	8.8	8.8	10.8
Information Technology	7.2	7.2	19.1
Materials	3.5	3.5	3.9
Telecommunication
Services	5.8	5.8	2.9
Utilities	7.3	7.3	3.7

Investment Focus

29

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Value Index Fund Investor Shares
Spliced Value Index

Spliced Value Index: S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	2.45%	-2.21%	5.22%
Admiral Shares	11/13/2000	2.56	-2.09	5.33
Signal Shares	6/4/2007	2.57	-2.09	-2.581
Institutional Shares	7/2/1998	2.58	-2.05	5.37
ETF Shares	1/26/2004
Market Price		2.57	-2.06	4.09[1]
Net Asset Value		2.57	-2.08	4.09[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

30

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.5%)
	Walt Disney Co.	2,743,916	133,080
	Time Warner Inc.	2,403,892	92,550
	Ford Motor Co.	8,784,684	84,245
*	General Motors Co.	1,941,021	38,277
	Carnival Corp.	1,108,235	37,979
	Macy’s Inc.	1,026,948	35,276
	Lowe’s Cos. Inc.	1,076,904	30,627
	Mattel Inc.	840,548	27,267
	Kohl’s Corp.	597,007	27,158
	Genuine Parts Co.	386,274	23,273
	Staples Inc.	1,720,983	22,459
	Nordstrom Inc.	411,855	20,465
	Wyndham Worldwide Corp.	362,968	19,143
	Johnson Controls Inc.	590,758	16,370
	Darden Restaurants Inc.	318,477	16,125
*	Liberty Interactive Corp.
	Class A	879,844	15,652
	Best Buy Co. Inc.	738,375	15,476
	DR Horton Inc.	707,127	12,997
	Newell Rubbermaid Inc.	715,122	12,972
	Autoliv Inc.	221,537	12,109
	Whirlpool Corp.	190,030	11,622
	H&R Block Inc.	726,249	11,605
	Expedia Inc.	239,807	11,528
	Foot Locker Inc.	376,666	11,518
	Omnicom Group Inc.	236,793	11,508
*	Mohawk Industries Inc.	145,071	10,130
	Hasbro Inc.	287,099	9,724
*	TRW Automotive
	Holdings Corp.	260,916	9,591
	Lear Corp.	249,132	9,400
	JC Penney Co. Inc.	401,605	9,361
	Royal Caribbean
	Cruises Ltd.	350,588	9,126
	Gannett Co. Inc.	587,535	8,654
	American Eagle
	Outfitters Inc.	432,437	8,532

			Market
			Value
		Shares	($000)
	International Game
	Technology	479,551	7,553
	DISH Network Corp.
	Class A	258,718	7,386
	Leggett & Platt Inc.	347,276	7,338
	Garmin Ltd.	188,293	7,210
	Harman International
	Industries Inc.	173,202	6,859
	GameStop Corp. Class A	338,394	6,213
	Interpublic Group of
	Cos. Inc.	553,137	6,002
	Virgin Media Inc.	230,147	5,613
*	Toll Brothers Inc.	184,773	5,493
	Guess? Inc.	171,541	5,210
	Williams-Sonoma Inc.	148,373	5,189
*	NVR Inc.	5,965	5,070
	DeVry Inc.	147,195	4,559
	Washington Post Co.
	Class B	11,813	4,416
*	Hyatt Hotels Corp. Class A	73,052	2,715
*	Delphi Automotive plc	84,921	2,166
*	Lamar Advertising Co.
	Class A	53,877	1,541
			916,332
Consumer Staples (10.2%)
	Procter & Gamble Co.	6,828,585	418,251
	PepsiCo Inc.	2,531,036	178,843
	Altria Group Inc.	5,071,539	175,222
	Kraft Foods Inc.	4,164,572	160,836
	CVS Caremark Corp.	3,228,865	150,885
	Kimberly-Clark Corp.	976,086	81,767
	Archer-Daniels-
	Midland Co.	1,640,402	48,425
	Sysco Corp.	1,449,274	43,203
	Lorillard Inc.	327,327	43,191
	Reynolds American Inc.	857,055	38,456
	General Mills Inc.	799,224	30,802
	HJ Heinz Co.	515,577	28,037
	ConAgra Foods Inc.	1,022,922	26,524

31

Value Index Fund

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple
	Group Inc.	525,889	23,008
	Bunge Ltd.	361,221	22,663
	JM Smucker Co.	281,165	21,234
	Coca-Cola Enterprises Inc.	750,057	21,032
	McCormick & Co. Inc.	298,950	18,131
	Avon Products Inc.	1,068,523	17,321
	Campbell Soup Co.	474,242	15,830
	Molson Coors Brewing Co.
	Class B	368,909	15,350
	Tyson Foods Inc. Class A	741,323	13,959
	Safeway Inc.	664,594	12,062
*	Constellation Brands Inc.
	Class A	436,673	11,816
	Clorox Co.	152,940	11,082
	Beam Inc.	174,941	10,932
	Church & Dwight Co. Inc.	176,627	9,798
*	Ralcorp Holdings Inc.	137,001	9,143
*	Smithfield Foods Inc.	379,167	8,201
	Hormel Foods Corp.	234,151	7,123
	Ingredion Inc.	123,027	6,092
	Hillshire Brands Co.	101,785	2,951
	DE Master Blenders	11,026	124
			1,682,294
Energy (15.1%)
	Exxon Mobil Corp.	11,684,736	999,863
	Chevron Corp.	4,901,199	517,077
	Occidental
	Petroleum Corp.	2,010,758	172,463
	ConocoPhillips	3,013,917	168,418
	Apache Corp.	952,878	83,748
	Devon Energy Corp.	951,789	55,194
*	Phillips 66	1,563,613	51,975
	Spectra Energy Corp.	1,614,372	46,914
	Marathon Oil Corp.	1,744,883	44,617
	Marathon Petroleum Corp.	861,890	38,716
	Valero Energy Corp.	1,376,169	33,234
	Hess Corp.	758,624	32,962
	Chesapeake Energy Corp.	1,642,528	30,551
	Baker Hughes Inc.	705,176	28,983
	Murphy Oil Corp.	456,698	22,967
	Noble Corp.	625,240	20,339
	Peabody Energy Corp.	675,130	16,554
*	Weatherford
	International Ltd.	1,222,368	15,439
	Cimarex Energy Co.	212,577	11,717
	HollyFrontier Corp.	318,919	11,299
*	Nabors Industries Ltd.	715,794	10,307
*	Rowan Cos. plc Class A	306,487	9,909
*	Newfield Exploration Co.	334,310	9,799
*	Tesoro Corp.	349,135	8,714
*	Kinder Morgan
	Management LLC	112,050	8,227
	Sunoco Inc.	172,177	8,178
	Energen Corp.	178,860	8,072

			Market
			Value
		Shares	($000)
	Cabot Oil & Gas Corp.	182,138	7,176
	Diamond Offshore
	Drilling Inc.	112,129	6,630
*	McDermott
	International Inc.	582,966	6,494
	Patterson-UTI Energy Inc.	383,999	5,591
*	Superior Energy
	Services Inc.	252,386	5,106
*	Alpha Natural
	Resources Inc.	542,377	4,724
*	Plains Exploration &
	Production Co.	110,535	3,889
	Arch Coal Inc.	525,448	3,620
			2,509,466
Financials (23.6%)
	Wells Fargo & Co.	12,419,409	415,305
	JPMorgan Chase & Co.	9,420,177	336,583
	Bank of America Corp.	26,607,153	217,647
	Citigroup Inc.	7,260,645	199,014
	US Bancorp	4,737,556	152,360
*	Berkshire Hathaway Inc.
	Class B	1,468,787	122,394
	Goldman Sachs
	Group Inc.	1,168,834	112,044
	PNC Financial Services
	Group Inc.	1,307,983	79,931
	Capital One Financial Corp.	1,235,465	67,531
	Bank of New York
	Mellon Corp.	2,986,906	65,563
	MetLife Inc.	2,103,029	64,878
	Travelers Cos. Inc.	974,583	62,217
	ACE Ltd.	835,888	61,964
	Prudential Financial Inc.	1,160,346	56,196
	BlackRock Inc.	328,007	55,702
	State Street Corp.	1,209,495	53,992
	Morgan Stanley	3,679,129	53,678
	BB&T Corp.	1,728,667	53,329
	Aflac Inc.	1,158,067	49,322
	Chubb Corp.	672,212	48,950
	Discover Financial
	Services	1,314,050	45,440
	Ventas Inc.	716,367	45,217
	HCP Inc.	1,015,345	44,827
	Marsh & McLennan
	Cos. Inc.	1,347,280	43,423
	Allstate Corp.	1,235,451	43,352
	CME Group Inc.	156,485	41,955
	Annaly Capital
	Management Inc.	2,405,602	40,366
	Prologis Inc.	1,138,569	37,835
	Vornado Realty Trust	413,027	34,686
	AvalonBay
	Communities Inc.	236,145	33,410
	SunTrust Banks Inc.	1,329,904	32,224
	Loews Corp.	787,007	32,196

32

Value Index Fund

			Market
			Value
		Shares	($000)
*	American International
	Group Inc.	974,969	31,287
	Fifth Third Bancorp	2,280,451	30,558
	Health Care REIT Inc.	521,363	30,395
	Progressive Corp.	1,440,300	30,001
	Ameriprise Financial Inc.	550,245	28,756
	Boston Properties Inc.	238,971	25,897
	Invesco Ltd.	1,106,205	25,000
	American Capital
	Agency Corp.	743,776	24,998
	Regions Financial Corp.	3,502,036	23,639
	Aon plc	497,927	23,293
	M&T Bank Corp.	282,059	23,290
	SLM Corp.	1,254,872	19,714
	Principal Financial
	Group Inc.	742,653	19,480
	Weyerhaeuser Co.	865,073	19,343
	Macerich Co.	327,290	19,326
	Kimco Realty Corp.	1,009,112	19,203
	KeyCorp	2,362,922	18,289
	Hartford Financial
	Services Group Inc.	1,036,978	18,282
	Charles Schwab Corp.	1,339,703	17,322
	SL Green Realty Corp.	214,211	17,188
*	CIT Group Inc.	473,071	16,860
	UDR Inc.	650,217	16,802
	XL Group plc Class A	782,707	16,468
	NYSE Euronext	640,491	16,384
	Plum Creek Timber Co. Inc.	400,266	15,891
	Lincoln National Corp.	722,347	15,798
	Willis Group Holdings plc	431,840	15,758
	Comerica Inc.	490,063	15,050
	Franklin Resources Inc.	131,262	14,569
	Digital Realty Trust Inc.	193,919	14,558
	Cincinnati Financial Corp.	382,254	14,552
	Realty Income Corp.	330,794	13,817
	Everest Re Group Ltd.	133,311	13,796
	Unum Group	720,643	13,786
	Huntington
	Bancshares Inc.	2,143,256	13,717
	Rayonier Inc.	303,632	13,633
	New York Community
	Bancorp Inc.	1,084,385	13,587
	Camden Property Trust	195,417	13,224
	Torchmark Corp.	248,416	12,557
	PartnerRe Ltd.	162,202	12,274
	Moody’s Corp.	323,401	11,820
	WR Berkley Corp.	290,605	11,310
	Alexandria Real Estate
	Equities Inc.	153,712	11,178
	Leucadia National Corp.	515,516	10,965
*	Alleghany Corp.	31,456	10,687
	Federal Realty
	Investment Trust	102,657	10,686
	Liberty Property Trust	289,095	10,650

			Market
			Value
		Shares	($000)
	Regency Centers Corp.	223,062	10,611
	People’s United
	Financial Inc.	890,656	10,341
	Arthur J Gallagher & Co.	291,104	10,209
*	Markel Corp.	22,671	10,014
	Raymond James
	Financial Inc.	286,868	9,822
	Host Hotels & Resorts Inc.	614,087	9,715
	RenaissanceRe
	Holdings Ltd.	127,729	9,709
	Reinsurance Group of
	America Inc. Class A	182,037	9,686
	Fidelity National
	Financial Inc. Class A	494,471	9,524
	Axis Capital Holdings Ltd.	292,042	9,506
	Duke Realty Corp.	642,343	9,404
	Senior Housing
	Properties Trust	403,356	9,003
	Zions Bancorporation	456,656	8,868
	Ares Capital Corp.	549,433	8,769
	Legg Mason Inc.	311,925	8,225
	HCC Insurance
	Holdings Inc.	257,955	8,100
	DDR Corp.	549,437	8,044
	Cullen/Frost Bankers Inc.	136,837	7,867
*	First Republic Bank	226,099	7,597
	Hospitality Properties Trust	306,340	7,588
	Assurant Inc.	216,980	7,560
	Piedmont Office Realty
	Trust Inc. Class A	428,108	7,368
	NASDAQ OMX Group Inc.	322,481	7,311
	White Mountains
	Insurance Group Ltd.	13,987	7,298
	American Financial
	Group Inc.	182,156	7,146
	Commerce Bancshares Inc.	187,513	7,107
*	Genworth Financial Inc.
	Class A	1,218,621	6,897
	Essex Property Trust Inc.	43,256	6,658
	Chimera
	Investment Corp.	2,547,426	6,012
	Assured Guaranty Ltd.	404,737	5,707
	Old Republic
	International Corp.	598,520	4,962
	Hudson City Bancorp Inc.	760,702	4,846
	Validus Holdings Ltd.	149,593	4,791
	Jefferies Group Inc.	329,786	4,284
	BOK Financial Corp.	68,696	3,998
	Weingarten
	Realty Investors	141,343	3,723
	Jones Lang LaSalle Inc.	37,551	2,642
	Erie Indemnity Co. Class A	35,589	2,549
			3,922,630

33

Value Index Fund

			Market
			Value
		Shares	($000)
Health Care (13.0%)
	Johnson & Johnson	6,805,474	459,778
	Pfizer Inc.	18,688,975	429,846
	Merck & Co. Inc.	7,546,593	315,070
	Abbott Laboratories	3,898,140	251,313
	Bristol-Myers Squibb Co.	4,185,065	150,453
	Eli Lilly & Co.	2,589,193	111,102
	Medtronic Inc.	2,616,416	101,334
	WellPoint Inc.	829,981	52,945
	Cardinal Health Inc.	857,040	35,996
	Aetna Inc.	868,772	33,682
	Cigna Corp.	710,424	31,259
	Quest Diagnostics Inc.	390,220	23,374
*	Watson
	Pharmaceuticals Inc.	315,294	23,329
*	Boston Scientific Corp.	3,598,379	20,403
*	Life Technologies Corp.	442,025	19,887
	Humana Inc.	203,465	15,756
*	CareFusion Corp.	557,280	14,311
*	Hospira Inc.	408,543	14,291
*	Hologic Inc.	654,124	11,800
	Coventry Health Care Inc.	350,150	11,131
	Omnicare Inc.	281,716	8,798
*	Forest Laboratories Inc.	230,487	8,065
*	Endo Health Solutions Inc.	188,129	5,828
*	Amylin
	Pharmaceuticals Inc.	189,509	5,350
	Universal Health
	Services Inc. Class B	77,090	3,327
*	Covance Inc.	50,459	2,414
*	Bio-Rad Laboratories Inc.
	Class A	16,887	1,689
			2,162,531
Industrials (8.8%)
	General Electric Co.	26,232,291	546,681
	United
	Technologies Corp.	2,143,616	161,907
	Honeywell
	International Inc.	1,826,155	101,972
	General Dynamics Corp.	751,967	49,600
	Raytheon Co.	842,635	47,685
	Northrop Grumman Corp.	595,050	37,958
	Waste Management Inc.	1,086,745	36,297
	Eaton Corp.	788,326	31,241
	Lockheed Martin Corp.	342,570	29,831
	Parker Hannifin Corp.	374,198	28,768
	Cooper Industries plc	394,084	26,869
	Stanley Black &
	Decker Inc.	399,343	25,702
*	Delta Air Lines Inc.	2,096,328	22,955
	Republic Services Inc.
	Class A	779,947	20,637
*	United Continental
	Holdings Inc.	823,336	20,032

			Market
			Value
		Shares	($000)
	L-3 Communications
	Holdings Inc.	245,450	18,166
	Southwest Airlines Co.	1,916,393	17,669
	Equifax Inc.	297,188	13,849
*	Quanta Services Inc.	514,377	12,381
*	Jacobs Engineering
	Group Inc.	318,692	12,066
	Xylem Inc.	458,038	11,529
	Cintas Corp.	289,582	11,181
*	AGCO Corp.	241,070	11,024
	Iron Mountain Inc.	318,249	10,489
	Hubbell Inc. Class B	128,380	10,006
	Timken Co.	206,032	9,434
	Pentair Inc.	244,559	9,362
	KBR Inc.	367,130	9,072
	Snap-on Inc.	144,560	8,999
	Towers Watson & Co.
	Class A	145,319	8,705
*	Hertz Global Holdings Inc.	672,573	8,609
	SPX Corp.	127,133	8,304
	Pall Corp.	142,606	7,816
	Pitney Bowes Inc.	495,435	7,417
	Manpower Inc.	198,811	7,286
	Avery Dennison Corp.	263,899	7,215
*	Spirit Aerosystems
	Holdings Inc. Class A	294,042	7,007
	URS Corp.	197,424	6,886
^	RR Donnelley & Sons Co.	442,715	5,211
	Robert Half
	International Inc.	166,299	4,751
	Masco Corp.	310,347	4,305
*	AECOM Technology Corp.	259,816	4,274
	IDEX Corp.	103,248	4,025
*	Foster Wheeler AG	172,557	2,990
*	Owens Corning	99,053	2,827
			1,450,990
Information Technology (7.2%)
	Intel Corp.	12,385,829	330,082
	Microsoft Corp.	6,552,637	200,445
	Hewlett-Packard Co.	4,899,679	98,533
	Corning Inc.	3,773,084	48,786
	Texas Instruments Inc.	1,419,367	40,722
	Applied Materials Inc.	3,200,996	36,683
	TE Connectivity Ltd.	1,056,677	33,719
	Xerox Corp.	3,302,120	25,988
	Paychex Inc.	808,759	25,403
	Seagate Technology plc	1,001,293	24,762
*	Dell Inc.	1,893,012	23,700
	CA Inc.	842,927	22,835
*	Yahoo! Inc.	1,429,464	22,628
	Xilinx Inc.	649,226	21,795
	KLA-Tencor Corp.	413,434	20,362
	Fidelity National
	Information Services Inc.	574,340	19,573

34

Value Index Fund

			Market
			Value
		Shares	($000)
	Maxim Integrated
	Products Inc.	723,411	18,548
	Microchip Technology Inc.	476,274	15,755
*	SanDisk Corp.	390,734	14,254
*	Lam Research Corp.	324,757	12,256
	Harris Corp.	282,412	11,819
*	Avnet Inc.	359,727	11,101
*	Synopsys Inc.	357,185	10,512
*	NVIDIA Corp.	757,077	10,463
	Computer Sciences Corp.	384,564	9,545
	Total System Services Inc.	398,100	9,527
	Jabil Circuit Inc.	467,653	9,507
*	Arrow Electronics Inc.	277,482	9,104
*	Western Digital Corp.	291,362	8,881
	SAIC Inc.	676,873	8,204
*	ON Semiconductor Corp.	1,121,237	7,961
*	Flextronics
	International Ltd.	1,107,397	6,866
*	Electronic Arts Inc.	534,225	6,598
*	Ingram Micro Inc.	372,203	6,502
	Lexmark International Inc.
	Class A	174,547	4,639
	Molex Inc.	164,866	3,947
	Molex Inc. Class A	178,194	3,605
*	Polycom Inc.	153,044	1,610
			1,197,220
Materials (3.5%)
	Dow Chemical Co.	2,938,769	92,571
	Freeport-McMoRan
	Copper & Gold Inc.	2,351,219	80,106
	LyondellBasell Industries
	NV Class A	782,324	31,504
	Nucor Corp.	785,717	29,779
	International Paper Co.	1,029,482	29,762
	Alcoa Inc.	2,643,268	23,129
	Air Products &
	Chemicals Inc.	261,116	21,080
	Newmont Mining Corp.	429,637	20,842
	CF Industries Holdings Inc.	105,603	20,459
	PPG Industries Inc.	188,537	20,008
	Cliffs Natural
	Resources Inc.	352,140	17,357
	Eastman Chemical Co.	339,689	17,110
	Airgas Inc.	160,999	13,526
	Ashland Inc.	194,218	13,461
	MeadWestvaco Corp.	423,946	12,188
	Valspar Corp.	219,885	11,542
	International Flavors &
	Fragrances Inc.	200,729	11,000
	Rock-Tenn Co. Class A	175,045	9,549
	Reliance Steel &
	Aluminum Co.	185,423	9,364
	Martin Marietta
	Materials Inc.	113,187	8,921
	Vulcan Materials Co.	208,334	8,273

			Market
			Value
		Shares	($000)
	Allegheny
	Technologies Inc.	251,362	8,016
	Bemis Co. Inc.	255,711	8,014
	United States Steel Corp.	374,323	7,711
	Sonoco Products Co.	249,402	7,519
*	Owens-Illinois Inc.	387,365	7,426
	Domtar Corp.	91,132	6,991
	Sealed Air Corp.	452,332	6,984
	Huntsman Corp.	501,391	6,488
	Steel Dynamics Inc.	516,052	6,064
	Aptargroup Inc.	106,630	5,443
*	Crown Holdings Inc.	128,294	4,425
	Greif Inc. Class A	61,583	2,525
	Titanium Metals Corp.	215,784	2,440
	Walter Energy Inc.	53,781	2,375
			583,952
Telecommunication Services (5.8%)
	AT&T Inc.	14,698,163	524,136
	Verizon
	Communications Inc.	7,029,677	312,399
	CenturyLink Inc.	1,536,201	60,665
*	Sprint Nextel Corp.	7,431,396	24,226
^	Windstream Corp.	1,454,207	14,048
^	Frontier Communications
	Corp.	2,467,307	9,450
	Telephone & Data
	Systems Inc.	238,846	5,085
*	Level 3
	Communications Inc.	125,643	2,783
*	MetroPCS
	Communications Inc.	379,609	2,297
*	United States
	Cellular Corp.	31,755	1,226
			956,315
Utilities (7.3%)
	Southern Co.	2,136,884	98,938
	Exelon Corp.	2,110,845	79,410
	Duke Energy Corp.	3,311,802	76,370
	Dominion Resources Inc.	1,413,496	76,329
	NextEra Energy Inc.	980,312	67,455
	FirstEnergy Corp.	1,036,884	51,004
	American Electric
	Power Co. Inc.	1,198,539	47,822
	PG&E Corp.	1,023,735	46,344
	Consolidated Edison Inc.	726,124	45,158
	Progress Energy Inc.	731,943	44,041
	Public Service Enterprise
	Group Inc.	1,254,625	40,775
	PPL Corp.	1,436,109	39,938
	Sempra Energy	564,909	38,911
	Edison International	767,417	35,455
	Xcel Energy Inc.	1,206,968	34,290
	Northeast Utilities	776,370	30,131
	Entergy Corp.	437,902	29,729

35

Value Index Fund

		Market
		Value
	Shares	($000)
DTE Energy Co.	420,013	24,919
Wisconsin Energy Corp.	571,446	22,612
CenterPoint Energy Inc.	1,003,650	20,745
ONEOK Inc.	489,512	20,711
* AES Corp.	1,614,152	20,710
Ameren Corp.	600,500	20,141
NiSource Inc.	699,693	17,317
CMS Energy Corp.	638,269	14,999
American Water
Works Co. Inc.	435,721	14,937
SCANA Corp.	306,973	14,686
Pinnacle West Capital Corp. 270,914		14,017
OGE Energy Corp.	243,259	12,598
Alliant Energy Corp.	275,316	12,546
AGL Resources Inc.	290,439	11,255
Pepco Holdings Inc.	564,361	11,045
Integrys Energy Group Inc.	194,124	11,040
NV Energy Inc.	585,233	10,288
* NRG Energy Inc.	564,569	9,801
MDU Resources Group Inc. 444,817		9,613
TECO Energy Inc.	508,377	9,181
Aqua America Inc.	344,364	8,595
National Fuel Gas Co.	175,144	8,228
UGI Corp.	278,041	8,183
* Calpine Corp.	269,723	4,453
		1,214,720
Total Common Stocks
(Cost $16,479,861)		16,596,450
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1,2] Vanguard Market
Liquidity Fund, 0.148%
(Cost $101,347)	101,346,737	101,347
Total Investments (100.6%)
(Cost $16,581,208)		16,697,797
Other Assets and Liabilities (-0.6%)
Other Assets		49,906
Liabilities[2]		(149,345)
		(99,439)
Net Assets (100%)		16,598,358

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	18,015,667
Overdistributed Net Investment Income	(11,579)
Accumulated Net Realized Losses	(1,522,319)
Unrealized Appreciation (Depreciation)	116,589
Net Assets	16,598,358

Investor Shares—Net Assets
Applicable to 71,423,836 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,557,422
Net Asset Value Per Share—
Investor Shares	$21.81

Admiral Shares—Net Assets
Applicable to 152,044,602 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,315,040
Net Asset Value Per Share—
Admiral Shares	$21.80

Signal Shares—Net Assets
Applicable to 74,271,512 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,684,944
Net Asset Value Per Share—
Signal Shares	$22.69

Institutional Shares—Net Assets
Applicable to 193,622,655 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,221,290
Net Asset Value Per Share—
Institutional Shares	$21.80

ETF Shares—Net Assets
Applicable to 104,119,262 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,819,662
Net Asset Value Per Share—
ETF Shares	$55.89

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,852,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
2 Includes $8,266,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	224,772
Interest[1]	4
Security Lending	752
Total Income	225,528
Expenses
The Vanguard Group—Note B
Investment Advisory Services	546
Management and Administrative—Investor Shares	1,621
Management and Administrative—Admiral Shares	1,167
Management and Administrative—Signal Shares	478
Management and Administrative—Institutional Shares	853
Management and Administrative—ETF Shares	1,692
Marketing and Distribution—Investor Shares	268
Marketing and Distribution—Admiral Shares	282
Marketing and Distribution—Signal Shares	239
Marketing and Distribution—Institutional Shares	487
Marketing and Distribution—ETF Shares	787
Custodian Fees	169
Shareholders’ Reports—Investor Shares	53
Shareholders’ Reports—Admiral Shares	34
Shareholders’ Reports—Signal Shares	8
Shareholders’ Reports—Institutional Shares	51
Shareholders’ Reports—ETF Shares	83
Trustees’ Fees and Expenses	7
Total Expenses	8,825
Net Investment Income	216,703
Realized Net Gain (Loss) on Investment Securities Sold	183,205
Change in Unrealized Appreciation (Depreciation) of Investment Securities	774,666
Net Increase (Decrease) in Net Assets Resulting from Operations	1,174,574
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	216,703	392,460
Realized Net Gain (Loss)	183,205	1,096,053
Change in Unrealized Appreciation (Depreciation)	774,666	(1,314,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,174,574	173,562
Distributions
Net Investment Income
Investor Shares	(19,140)	(49,270)
Admiral Shares	(42,912)	(82,151)
Signal Shares	(21,349)	(35,324)
Institutional Shares	(53,804)	(92,665)
ETF Shares	(74,710)	(130,797)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(211,915)	(390,207)
Capital Share Transactions
Investor Shares	(385,988)	(493,934)
Admiral Shares	(2,800)	76,079
Signal Shares	123,389	479,877
Institutional Shares	557,383	48,177
ETF Shares	449,557	803,624
Net Increase (Decrease) from Capital Share Transactions	741,541	913,823
Total Increase (Decrease)	1,704,200	697,178
Net Assets
Beginning of Period	14,894,158	14,196,980
End of Period[1]	16,598,358	14,894,158

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,579,000) and ($16,367,000).

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.47	$20.79	$18.63	$16.08	$25.94	$26.58
Investment Operations
Net Investment Income	.274	.521	.459	.498	.660	.687
Net Realized and Unrealized Gain (Loss)
on Investments	1.333	(.325)	2.163	2.561	(9.863)	(.644)
Total from Investment Operations	1.607	.196	2.622	3.059	(9.203)	.043
Distributions
Dividends from Net Investment Income	(.267)	(.516)	(.462)	(.509)	(.657)	(.683)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.267)	(.516)	(.462)	(.509)	(.657)	(.683)
Net Asset Value, End of Period	$21.81	$20.47	$20.79	$18.63	$16.08	$25.94

Total Return[1]	7.86%	1.00%	14.28%	19.58%	-35.97%	0.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,557	$1,814	$2,317	$3,357	$2,618	$4,310
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.26%	0.21%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.52%	2.43%	3.09%	3.14%	2.49%
Portfolio Turnover Rate[2]	19%	23%	27%	31%	27%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.47	$20.79	$18.63	$16.08	$25.94	$26.58
Investment Operations
Net Investment Income	.292	.551	.488	.517	.681	.710
Net Realized and Unrealized Gain (Loss)
on Investments	1.322	(.325)	2.162	2.562	(9.863)	(.640)
Total from Investment Operations	1.614	.226	2.650	3.079	(9.182)	.070
Distributions
Dividends from Net Investment Income	(.284)	(.546)	(.490)	(.529)	(.678)	(.710)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.284)	(.546)	(.490)	(.529)	(.678)	(.710)
Net Asset Value, End of Period	$21.80	$20.47	$20.79	$18.63	$16.08	$25.94

Total Return[1]	7.89%	1.14%	14.45%	19.72%	-35.90%	0.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,315	$3,116	$3,082	$1,421	$1,262	$2,069
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.66%	2.57%	3.21%	3.24%	2.59%
Portfolio Turnover Rate[2]	19%	23%	27%	31%	27%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Signal Shares
Six Months						June 4,
	Ended					2007[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.30	$21.63	$19.38	$16.73	$27.00	$30.14
Investment Operations
Net Investment Income	.303	.574	.508	.538	.710	.442
Net Realized and Unrealized Gain (Loss)
on Investments	1.383	(.335)	2.252	2.663	(10.274)	(3.017)
Total from Investment Operations	1.686	.239	2.760	3.201	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.296)	(.569)	(.510)	(.551)	(.706)	(.565)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.296)	(.569)	(.510)	(.551)	(.706)	(.565)
Net Asset Value, End of Period	$22.69	$21.30	$21.63	$19.38	$16.73	$27.00

Total Return	7.92%	1.16%	14.46%	19.70%	-35.93%	-8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,685	$1,467	$1,018	$907	$638	$864
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.66%	2.57%	3.21%	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	19%	23%	27%	31%	27%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.47	$20.79	$18.63	$16.08	$25.94	$26.58
Investment Operations
Net Investment Income	.294	.556	.496	.527	.690	.722
Net Realized and Unrealized Gain (Loss)
on Investments	1.323	(.325)	2.162	2.562	(9.864)	(.644)
Total from Investment Operations	1.617	.231	2.658	3.089	(9.174)	.078
Distributions
Dividends from Net Investment Income	(.287)	(.551)	(.498)	(.539)	(.686)	(.718)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.287)	(.551)	(.498)	(.539)	(.686)	(.718)
Net Asset Value, End of Period	$21.80	$20.47	$20.79	$18.63	$16.08	$25.94

Total Return	7.91%	1.17%	14.49%	19.79%	-35.88%	0.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,221	$3,449	$3,450	$2,812	$1,992	$2,660
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.73%	2.68%	2.61%	3.27%	3.28%	2.62%
Portfolio Turnover Rate[1]	19%	23%	27%	31%	27%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$52.48	$53.29	$47.75	$41.21	$66.51	$68.14
Investment Operations
Net Investment Income	.749	1.414	1.252	1.324	1.754	1.830
Net Realized and Unrealized Gain (Loss)
on Investments	3.391	(.821)	5.545	6.573	(25.311)	(1.640)
Total from Investment Operations	4.140	.593	6.797	7.897	(23.557)	.190
Distributions
Dividends from Net Investment Income	(.730)	(1.403)	(1.257)	(1.357)	(1.743)	(1.820)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.730)	(1.403)	(1.257)	(1.357)	(1.743)	(1.820)
Net Asset Value, End of Period	$55.89	$52.48	$53.29	$47.75	$41.21	$66.51

Total Return	7.90%	1.16%	14.45%	19.72%	-35.91%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,820	$5,049	$4,330	$3,145	$2,165	$2,215
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.66%	2.57%	3.21%	3.25%	2.59%
Portfolio Turnover Rate[1]	19%	23%	27%	31%	27%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $2,395,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

44

Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $119,666,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $1,585,546,000 which are subject to expiration and may be used to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $16,581,208,000. Net unrealized appreciation of investment securities for tax purposes was $116,589,000, consisting of unrealized gains of $1,979,506,000 on securities that had risen in value since their purchase and $1,862,917,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $2,899,001,000 of investment securities and sold $2,137,157,000 of investment securities, other than temporary cash investments.

45

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	123,243	5,687	368,539	17,523
Issued in Lieu of Cash Distributions	18,177	835	47,218	2,327
Redeemed	(527,408)	(23,705)	(909,691)	(42,688)
Net Increase (Decrease)—Investor Shares	(385,988)	(17,183)	(493,934)	(22,838)
Admiral Shares
Issued	156,096	7,202	417,107	20,195
Issued in Lieu of Cash Distributions	38,144	1,751	73,106	3,613
Redeemed	(197,040)	(9,085)	(414,134)	(19,900)
Net Increase (Decrease)—Admiral Shares	(2,800)	(132)	76,079	3,908
Signal Shares
Issued	324,476	14,363	828,438	37,846
Issued in Lieu of Cash Distributions	17,617	778	30,038	1,431
Redeemed	(218,704)	(9,721)	(378,599)	(17,473)
Net Increase (Decrease)—Signal Shares	123,389	5,420	479,877	21,804
Institutional Shares
Issued	803,299	36,604	647,946	30,995
Issued in Lieu of Cash Distributions	51,408	2,360	86,882	4,295
Redeemed	(297,324)	(13,786)	(686,651)	(32,819)
Net Increase (Decrease)—Institutional Shares	557,383	25,178	48,177	2,471
ETF Shares
Issued	1,079,569	19,618	1,423,420	26,848
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(630,012)	(11,700)	(619,796)	(11,900)
Net Increase (Decrease)—ETF Shares	449,557	7,918	803,624	14,948

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

Large-Cap Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.10%
30-Day SEC Yield	2.01%	2.15%	2.15%	2.17%	2.15%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund 750 Index		Index
Number of Stocks	756	755	3,694
Median Market Cap $45.0B		$45.0B	$33.1B
Price/Earnings Ratio	15.6x	15.6x	16.1x
Price/Book Ratio	2.2x	2.2x	2.1x
Return on Equity	19.3%	19.1%	18.1%
Earnings Growth Rate	9.9%	9.9%	9.4%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Prime Market	Market
	750 Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	4.1%
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.0
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.6
Johnson & Johnson	Pharmaceuticals	1.4
Pfizer Inc.	Pharmaceuticals	1.3
Procter & Gamble Co.	Household
	Products	1.3
Top Ten		19.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

47

Large-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund 750 Index		Index
Consumer Discretionary 11.9%		11.9%	11.9%
Consumer Staples	10.7	10.7	9.8
Energy	10.6	10.7	10.0
Financials	14.5	14.5	15.9
Health Care	11.7	11.7	12.0
Industrials	10.4	10.4	10.8
Information Technology 19.7		19.6	19.1
Materials	3.7	3.7	3.9
Telecommunication
Services	3.1	3.1	2.9
Utilities	3.7	3.7	3.7

Investment Focus

48

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004, Through June 30, 2012

Large-Cap Index Fund Investor Shares
MSCI US Prime Market 750 Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	1/30/2004	4.47%	0.39%	4.62%
Admiral Shares	2/2/2004	4.58	0.52	4.70
Signal Shares	8/30/2007	4.60	—	1.10
Institutional Shares	6/30/2005	4.60	0.55	4.44
ETF Shares	1/27/2004
Market Price		4.54	0.53	4.61
Net Asset Value		4.58	0.53	4.61

See Financial Highlights for dividend and capital gains information.

49

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.8%)
	McDonald’s Corp.	437,683	38,748
*	Amazon.com Inc.	156,378	35,709
	Walt Disney Co.	731,441	35,475
	Home Depot Inc.	662,165	35,088
	Comcast Corp. Class A	869,665	27,803
	News Corp. Class A	862,920	19,234
	Starbucks Corp.	323,571	17,253
	Time Warner Inc.	416,478	16,034
	Target Corp.	273,124	15,893
	Lowe’s Cos. Inc.	533,022	15,159
	Ford Motor Co.	1,522,102	14,597
*	priceline.com Inc.	21,385	14,211
*	DIRECTV Class A	290,458	14,180
	NIKE Inc. Class B	158,560	13,918
	TJX Cos. Inc.	323,984	13,909
	Yum! Brands Inc.	197,717	12,737
	Time Warner Cable Inc.	135,000	11,084
	Viacom Inc. Class B	210,058	9,877
	Comcast Corp.	288,636	9,063
	CBS Corp. Class B	260,024	8,524
	Johnson Controls Inc.	292,324	8,100
	Las Vegas Sands Corp.	173,307	7,537
	Coach Inc.	123,732	7,236
*	General Motors Co.	336,625	6,638
	Carnival Corp.	192,143	6,585
*	Bed Bath & Beyond Inc.	103,737	6,411
	Ross Stores Inc.	98,310	6,141
	Macy’s Inc.	178,068	6,117
	Omnicom Group Inc.	117,272	5,699
*	AutoZone Inc.	15,073	5,534
*	Dollar Tree Inc.	102,254	5,501
*	Chipotle Mexican Grill Inc.
	Class A	13,434	5,104
	VF Corp.	38,035	5,076
*	Dollar General Corp.	92,865	5,051
	McGraw-Hill Cos. Inc.	107,512	4,838
	Mattel Inc.	145,525	4,721

			Market
			Value
		Shares	($000)
	Kohl’s Corp.	103,443	4,706
	Limited Brands Inc.	108,285	4,605
*	O’Reilly Automotive Inc.	54,686	4,581
	Harley-Davidson Inc.	99,101	4,532
	Marriott International Inc.
	Class A	114,802	4,500
	Starwood Hotels & Resorts
	Worldwide Inc.	84,278	4,470
*	Liberty Interactive Corp.
	Class A	234,856	4,178
	Genuine Parts Co.	66,948	4,034
*	Liberty Media Corp. -
	Liberty Capital Class A	45,835	4,029
	Staples Inc.	298,388	3,894
	Gap Inc.	136,382	3,731
	Ralph Lauren Corp. Class A	26,521	3,715
	Wynn Resorts Ltd.	34,536	3,582
	Nordstrom Inc.	71,407	3,548
	Wyndham Worldwide Corp.	62,987	3,322
*	Discovery Communications
	Inc. Class A	61,141	3,302
	PetSmart Inc.	48,013	3,274
*	BorgWarner Inc.	46,832	3,072
*	Sirius XM Radio Inc.	1,612,836	2,984
*	Liberty Global Inc. Class A	59,225	2,939
	Tiffany & Co.	54,490	2,885
	Family Dollar Stores Inc.	42,974	2,857
	Darden Restaurants Inc.	55,232	2,796
	Virgin Media Inc.	114,016	2,781
	Best Buy Co. Inc.	128,130	2,686
*	Lululemon Athletica Inc.	43,182	2,575
	DISH Network Corp.
	Class A	89,602	2,558
	Tractor Supply Co.	30,716	2,551
*	CarMax Inc.	97,219	2,522
*	Liberty Global Inc.	51,776	2,472
	Ulta Salon Cosmetics &
	Fragrance Inc.	25,736	2,403
*	Discovery
	Communications Inc.	47,092	2,359

50

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	PVH Corp.	29,462	2,292
	DR Horton Inc.	122,423	2,250
	Newell Rubbermaid Inc.	123,851	2,247
	Scripps Networks
	Interactive Inc. Class A	39,504	2,246
	Advance Auto Parts Inc.	31,264	2,133
	Autoliv Inc.	38,397	2,099
	Lennar Corp. Class A	67,560	2,088
	Interpublic Group of
	Cos. Inc.	192,106	2,084
	International Game
	Technology	127,980	2,016
	Whirlpool Corp.	32,941	2,015
	H&R Block Inc.	126,028	2,014
*	LKQ Corp.	60,010	2,004
	Expedia Inc.	41,587	1,999
	Foot Locker Inc.	65,371	1,999
	Polaris Industries Inc.	27,919	1,996
	Dick’s Sporting Goods Inc.	41,457	1,990
*	TripAdvisor Inc.	44,222	1,976
*	Toll Brothers Inc.	64,672	1,923
	Garmin Ltd.	50,156	1,920
*	Sally Beauty Holdings Inc.	69,593	1,791
*	Apollo Group Inc. Class A	48,788	1,766
*	MGM Resorts International	157,860	1,762
*	Mohawk Industries Inc.	25,045	1,749
*	NVR Inc.	2,054	1,746
*	Fossil Inc.	22,561	1,727
*	Panera Bread Co. Class A	12,197	1,701
	Hasbro Inc.	49,559	1,679
*	TRW Automotive
	Holdings Corp.	45,261	1,664
	Signet Jewelers Ltd.	37,405	1,646
	JC Penney Co. Inc.	69,848	1,628
	Lear Corp.	43,093	1,626
	Royal Caribbean Cruises Ltd.	60,802	1,583
*	PulteGroup Inc.	147,615	1,579
*	Under Armour Inc. Class A	16,538	1,563
*	Netflix Inc.	22,649	1,551
	Gannett Co. Inc.	101,699	1,498
	American Eagle
	Outfitters Inc.	74,813	1,476
	Williams-Sonoma Inc.	39,712	1,389
*	Urban Outfitters Inc.	49,618	1,369
	Tupperware Brands Corp.	24,039	1,316
	Gentex Corp.	61,718	1,288
	Leggett & Platt Inc.	60,021	1,268
	Abercrombie & Fitch Co.	36,767	1,255
*	Goodyear Tire & Rubber Co.	105,060	1,241
*	Charter
	Communications Inc.
	Class A	17,211	1,220
	Harman International
	Industries Inc.	30,218	1,197

			Market
			Value
		Shares	($000)
	Dunkin’ Brands Group Inc.	33,726	1,158
	Cablevision Systems Corp.
	Class A	85,141	1,132
*	Delphi Automotive plc	42,380	1,081
	GameStop Corp. Class A	58,542	1,075
	News Corp. Class B	45,409	1,023
*	Sears Holdings Corp.	15,952	952
	Guess? Inc.	30,073	913
	DeVry Inc.	25,517	790
*	Lamar Advertising Co.
	Class A	26,929	770
	Washington Post Co.
	Class B	2,054	768
*	Deckers Outdoor Corp.	16,657	733
*	Hyatt Hotels Corp. Class A	19,709	732
*	AutoNation Inc.	19,967	704
*	Tempur-Pedic
	International Inc.	27,406	641
	Weight Watchers
	International Inc.	11,951	616
			676,885
Consumer Staples (10.7%)
	Procter & Gamble Co.	1,183,417	72,484
	Coca-Cola Co.	875,172	68,430
	Philip Morris
	International Inc.	739,787	64,554
	Wal-Mart Stores Inc.	809,316	56,426
	PepsiCo Inc.	674,821	47,683
	Altria Group Inc.	878,665	30,358
	Kraft Foods Inc.	721,569	27,867
	CVS Caremark Corp.	559,368	26,139
	Colgate-Palmolive Co.	206,009	21,446
	Costco Wholesale Corp.	186,961	17,761
	Kimberly-Clark Corp.	169,064	14,162
	Walgreen Co.	375,186	11,098
	General Mills Inc.	276,815	10,668
	Archer-Daniels-Midland Co.	284,113	8,387
	Sysco Corp.	251,350	7,493
	Lorillard Inc.	56,735	7,486
	HJ Heinz Co.	137,495	7,477
	Whole Foods Market Inc.	74,447	7,096
	Mead Johnson Nutrition Co.	87,553	7,049
	Reynolds American Inc.	148,627	6,669
	Estee Lauder Cos. Inc.
	Class A	101,326	5,484
	Kroger Co.	234,785	5,445
	Kellogg Co.	107,486	5,302
	Hershey Co.	67,260	4,845
	ConAgra Foods Inc.	177,370	4,599
*	Monster Beverage Corp.	63,685	4,534
	Dr Pepper Snapple
	Group Inc.	91,002	3,981
	Bunge Ltd.	62,605	3,928
	Clorox Co.	52,989	3,840
	Beam Inc.	60,579	3,786

51

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	JM Smucker Co.	48,672	3,676
	Coca-Cola Enterprises Inc.	130,149	3,649
	Church & Dwight Co. Inc.	61,226	3,396
	Brown-Forman Corp.
	Class B	34,992	3,389
	McCormick & Co. Inc.	51,698	3,135
	Avon Products Inc.	185,249	3,003
	Campbell Soup Co.	82,125	2,741
	Molson Coors Brewing Co.
	Class B	64,005	2,663
	Herbalife Ltd.	49,976	2,415
	Tyson Foods Inc. Class A	128,196	2,414
*	Energizer Holdings Inc.	28,313	2,131
	Safeway Inc.	115,331	2,093
*	Constellation Brands Inc.
	Class A	75,676	2,048
	Hormel Foods Corp.	62,288	1,895
	Ingredion Inc.	32,851	1,627
*	Ralcorp Holdings Inc.	23,740	1,584
	Hillshire Brands Co.	50,935	1,477
*	Smithfield Foods Inc.	65,958	1,427
*	Green Mountain
	Coffee Roasters Inc.	56,506	1,231
	DE Master Blenders	5,083	57
			612,528
Energy (10.6%)
	Exxon Mobil Corp.	2,025,009	173,280
	Chevron Corp.	849,417	89,613
	Schlumberger Ltd.	573,155	37,203
	Occidental Petroleum Corp.	348,525	29,893
	ConocoPhillips	522,212	29,181
	Apache Corp.	165,196	14,519
	Anadarko Petroleum Corp.	214,021	14,168
	National Oilwell Varco Inc.	182,224	11,742
	Halliburton Co.	395,183	11,219
	EOG Resources Inc.	115,654	10,422
	Devon Energy Corp.	165,007	9,569
*	Phillips 66	270,752	9,000
	Spectra Energy Corp.	279,958	8,136
	Marathon Oil Corp.	302,561	7,736
	Baker Hughes Inc.	188,127	7,732
	Williams Cos. Inc.	254,578	7,337
	Marathon Petroleum Corp.	149,413	6,712
	Kinder Morgan Inc.	206,093	6,640
	Noble Energy Inc.	76,021	6,448
	Valero Energy Corp.	238,638	5,763
	Hess Corp.	131,477	5,713
	Chesapeake Energy Corp.	284,470	5,291
*	Southwestern Energy Co.	149,816	4,784
*	Cameron International Corp. 105,819		4,520
	Pioneer Natural
	Resources Co.	50,201	4,428
	Range Resources Corp.	69,534	4,302
*	Weatherford
	International Ltd.	325,666	4,113

			Market
			Value
		Shares	($000)
*	FMC Technologies Inc.	102,787	4,032
	Murphy Oil Corp.	79,027	3,974
*	Concho Resources Inc.	42,410	3,610
	Cabot Oil & Gas Corp.	90,049	3,548
	Noble Corp.	108,334	3,524
	EQT Corp.	64,436	3,456
	HollyFrontier Corp.	85,069	3,014
	CONSOL Energy Inc.	97,446	2,947
	Peabody Energy Corp.	116,872	2,866
*	Kinder Morgan
	Management LLC	38,644	2,837
*	Denbury Resources Inc.	167,453	2,530
	Core Laboratories NV	20,448	2,370
	QEP Resources Inc.	76,161	2,283
	Oceaneering
	International Inc.	46,471	2,224
	Sunoco Inc.	45,875	2,179
*	Whiting Petroleum Corp.	50,447	2,074
	Cimarex Energy Co.	36,950	2,037
	Helmerich & Payne Inc.	46,093	2,004
*	Plains Exploration &
	Production Co.	55,151	1,940
*	Cobalt International
	Energy Inc.	78,962	1,856
*	Nabors Industries Ltd.	123,880	1,784
	Diamond Offshore
	Drilling Inc.	29,964	1,772
*	Rowan Cos. plc Class A	53,048	1,715
*	Newfield Exploration Co.	57,898	1,697
*	Ultra Petroleum Corp.	65,559	1,512
*	Tesoro Corp.	60,280	1,505
*	Dresser-Rand Group Inc.	32,184	1,433
	Energen Corp.	31,058	1,402
*	WPX Energy Inc.	85,729	1,387
*	Superior Energy
	Services Inc.	68,003	1,376
	SM Energy Co.	27,536	1,352
*	Continental Resources Inc.	19,474	1,297
*	McDermott
	International Inc.	100,775	1,123
*	SandRidge Energy Inc.	157,391	1,053
	Patterson-UTI Energy Inc.	66,935	975
*	Alpha Natural
	Resources Inc.	94,716	825
	Arch Coal Inc.	91,401	630
*	Laredo Petroleum
	Holdings Inc.	11,114	231
			607,838
Financials (14.5%)
	Wells Fargo & Co.	2,152,325	71,974
	JPMorgan Chase & Co.	1,632,578	58,332
	Bank of America Corp.	4,610,263	37,712
	Citigroup Inc.	1,257,988	34,481
*	Berkshire Hathaway Inc.
	Class B	391,644	32,636

52

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	US Bancorp	820,822	26,398
	American Express Co.	450,916	26,248
	Simon Property Group Inc.	127,944	19,916
	Goldman Sachs Group Inc.	201,956	19,360
	PNC Financial Services
	Group Inc.	226,610	13,848
	American Tower
	Corporation	169,080	11,820
	Capital One Financial Corp.	214,008	11,698
	Bank of New York
	Mellon Corp.	517,501	11,359
	MetLife Inc.	364,344	11,240
	Travelers Cos. Inc.	168,771	10,774
	ACE Ltd.	144,782	10,733
	Prudential Financial Inc.	200,908	9,730
	BlackRock Inc.	56,868	9,657
	State Street Corp.	209,459	9,350
	Morgan Stanley	637,329	9,299
	BB&T Corp.	299,353	9,235
	Public Storage	62,512	9,027
	Aflac Inc.	200,782	8,551
	Chubb Corp.	116,515	8,485
*	American International
	Group Inc.	260,041	8,345
	Equity Residential	129,042	8,047
	Discover Financial Services	227,588	7,870
	Ventas Inc.	124,216	7,841
	HCP Inc.	176,027	7,772
	Marsh & McLennan
	Cos. Inc.	233,613	7,529
	Allstate Corp.	214,227	7,517
	CME Group Inc.	27,131	7,274
	Franklin Resources Inc.	64,941	7,208
	Annaly Capital
	Management Inc.	417,192	7,001
	Boston Properties Inc.	63,761	6,910
	T. Rowe Price Group Inc.	108,944	6,859
	Prologis Inc.	197,427	6,561
	Aon plc	132,833	6,214
	Vornado Realty Trust	71,578	6,011
	Charles Schwab Corp.	464,621	6,008
	AvalonBay
	Communities Inc.	40,864	5,781
	SunTrust Banks Inc.	230,605	5,588
	Loews Corp.	136,256	5,574
	Fifth Third Bancorp	395,465	5,299
	Health Care REIT Inc.	90,380	5,269
	Progressive Corp.	249,460	5,196
	Weyerhaeuser Co.	230,524	5,155
	Ameriprise Financial Inc.	95,318	4,981
	Host Hotels & Resorts Inc.	304,179	4,812
	Invesco Ltd.	191,587	4,330
	American Capital
	Agency Corp.	128,799	4,329

			Market
			Value
		Shares	($000)
	Northern Trust Corp.	93,296	4,294
*	IntercontinentalExchange
	Inc.	31,123	4,232
	Regions Financial Corp.	606,648	4,095
	M&T Bank Corp.	48,840	4,033
	Digital Realty Trust Inc.	51,725	3,883
	SLM Corp.	216,526	3,402
	Principal Financial
	Group Inc.	129,598	3,399
	Macerich Co.	56,719	3,349
	Kimco Realty Corp.	174,956	3,329
	General Growth
	Properties Inc.	181,173	3,277
	Hartford Financial
	Services Group Inc.	179,761	3,169
	KeyCorp	409,281	3,168
	Moody’s Corp.	86,072	3,146
	SL Green Realty Corp.	37,106	2,977
*	CIT Group Inc.	82,012	2,923
	UDR Inc.	112,916	2,918
	XL Group plc Class A	135,655	2,854
	Federal Realty
	Investment Trust	27,375	2,849
	NYSE Euronext	111,028	2,840
	Plum Creek Timber Co. Inc.	69,324	2,752
	Lincoln National Corp.	125,323	2,741
	Willis Group Holdings plc	74,725	2,727
	Comerica Inc.	84,964	2,609
	Cincinnati Financial Corp.	66,197	2,520
*	Affiliated Managers
	Group Inc.	22,227	2,433
	Realty Income Corp.	57,317	2,394
	Everest Re Group Ltd.	23,111	2,392
	Unum Group	124,850	2,388
	Huntington Bancshares Inc.	371,320	2,376
	Rayonier Inc.	52,536	2,359
	New York Community
	Bancorp Inc.	188,031	2,356
	Essex Property Trust Inc.	14,976	2,305
*	Arch Capital Group Ltd.	57,761	2,293
	Camden Property Trust	33,782	2,286
*	CBRE Group Inc. Class A	134,182	2,195
	Torchmark Corp.	42,989	2,173
	PartnerRe Ltd.	28,014	2,120
	WR Berkley Corp.	50,301	1,958
	Alexandria Real Estate
	Equities Inc.	26,708	1,942
	Taubman Centers Inc.	24,986	1,928
	Leucadia National Corp.	89,336	1,900
*	Alleghany Corp.	5,441	1,849
	Liberty Property Trust	49,974	1,841
	Regency Centers Corp.	38,636	1,838
	People’s United
	Financial Inc.	154,127	1,789

53

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Arthur J Gallagher & Co.	50,514	1,772
*	MSCI Inc. Class A	52,056	1,771
*	Markel Corp.	3,935	1,738
	Raymond James
	Financial Inc.	49,777	1,704
	RenaissanceRe
	Holdings Ltd.	22,103	1,680
	Reinsurance Group of
	America Inc. Class A	31,533	1,678
	Fidelity National
	Financial Inc. Class A	85,840	1,653
	Axis Capital Holdings Ltd.	50,657	1,649
	Duke Realty Corp.	111,706	1,635
	TD Ameritrade
	Holding Corp.	94,477	1,606
	Senior Housing
	Properties Trust	69,998	1,562
	Zions Bancorporation	79,311	1,540
	Ares Capital Corp.	95,575	1,525
	Brown & Brown Inc.	52,461	1,431
	Legg Mason Inc.	54,083	1,426
	HCC Insurance
	Holdings Inc.	44,665	1,402
	DDR Corp.	95,000	1,391
	Cullen/Frost Bankers Inc.	23,615	1,358
	Eaton Vance Corp.	49,437	1,332
*	First Republic Bank	39,331	1,322
	Jones Lang LaSalle Inc.	18,755	1,320
	Hospitality Properties Trust	53,173	1,317
	Assurant Inc.	37,658	1,312
	Hudson City Bancorp Inc.	204,785	1,304
	Weingarten
	Realty Investors	49,354	1,300
	Piedmont Office Realty
	Trust Inc. Class A	74,044	1,274
	NASDAQ OMX Group Inc.	56,039	1,270
	White Mountains
	Insurance Group Ltd.	2,419	1,262
	American Financial
	Group Inc.	31,704	1,244
	Commerce Bancshares Inc.	32,469	1,231
	SEI Investments Co.	60,677	1,207
*	Genworth Financial Inc.
	Class A	211,641	1,198
	CBOE Holdings Inc.	38,140	1,056
	Chimera Investment Corp.	440,365	1,039
	Assured Guaranty Ltd.	70,631	996
	Erie Indemnity Co. Class A	12,318	882
	Old Republic
	International Corp.	104,358	865
	Validus Holdings Ltd.	25,987	832
	LPL Financial Holdings Inc.	23,709	801
	Jefferies Group Inc.	57,784	751
	BOK Financial Corp.	12,035	700
			830,081

			Market
			Value
		Shares	($000)
Health Care (11.7%)
	Johnson & Johnson	1,179,395	79,680
	Pfizer Inc.	3,238,885	74,494
	Merck & Co. Inc.	1,307,602	54,592
	Abbott Laboratories	675,592	43,555
	UnitedHealth Group Inc.	448,877	26,259
	Bristol-Myers Squibb Co.	725,079	26,067
	Amgen Inc.	339,939	24,829
	Eli Lilly & Co.	448,554	19,247
*	Express Scripts Holding Co.	343,222	19,162
	Medtronic Inc.	453,256	17,555
*	Gilead Sciences Inc.	325,311	16,682
*	Biogen Idec Inc.	97,409	14,064
	Baxter International Inc.	240,675	12,792
	Allergan Inc.	130,714	12,100
*	Celgene Corp.	188,394	12,087
	Covidien plc	207,562	11,105
	McKesson Corp.	105,812	9,920
*	Intuitive Surgical Inc.	16,875	9,345
	WellPoint Inc.	143,875	9,178
	Thermo Fisher
	Scientific Inc.	157,245	8,163
*	Alexion
	Pharmaceuticals Inc.	79,966	7,941
	Stryker Corp.	131,064	7,222
	Becton Dickinson and Co.	90,279	6,748
	Cardinal Health Inc.	148,614	6,242
	Agilent Technologies Inc.	149,264	5,857
	Aetna Inc.	150,597	5,839
	St. Jude Medical Inc.	136,971	5,467
	Humana Inc.	70,445	5,455
	Cigna Corp.	123,124	5,417
*	Cerner Corp.	61,982	5,123
*	Edwards Lifesciences Corp.	49,398	5,103
*	Vertex Pharmaceuticals Inc.	90,387	5,054
	Zimmer Holdings Inc.	76,504	4,924
	Perrigo Co.	38,094	4,492
	AmerisourceBergen Corp.
	Class A	110,727	4,357
	Quest Diagnostics Inc.	68,125	4,081
*	Watson
	Pharmaceuticals Inc.	54,523	4,034
*	Forest Laboratories Inc.	114,137	3,994
*	DaVita Inc.	40,203	3,948
*	Mylan Inc.	183,355	3,918
*	Laboratory Corp. of
	America Holdings	41,754	3,867
	CR Bard Inc.	34,346	3,690
*	Regeneron
	Pharmaceuticals Inc.	31,470	3,594
*	Boston Scientific Corp.	624,537	3,541
*	Life Technologies Corp.	76,575	3,445
*	Waters Corp.	38,278	3,042
*	Henry Schein Inc.	38,586	3,029

54

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Varian Medical
	Systems Inc.	48,510	2,948
*	CareFusion Corp.	96,593	2,480
*	Hospira Inc.	70,840	2,478
	DENTSPLY International Inc.	60,922	2,303
	HCA Holdings Inc.	75,173	2,288
*	IDEXX Laboratories Inc.	23,579	2,267
*	Illumina Inc.	52,488	2,120
*	Mettler-Toledo
	International Inc.	13,501	2,104
*	Hologic Inc.	113,229	2,043
*	ResMed Inc.	61,976	1,934
	Coventry Health Care Inc.	60,659	1,928
*	Amylin Pharmaceuticals Inc.	65,751	1,856
	Universal Health Services Inc.
	Class B	38,389	1,657
*	Gen-Probe Inc.	19,472	1,601
*	Endo Health Solutions Inc.	50,285	1,558
	Omnicare Inc.	48,740	1,522
*	Warner Chilcott plc Class A	75,162	1,347
	Patterson Cos. Inc.	38,094	1,313
*	Covance Inc.	25,154	1,204
*	Human Genome
	Sciences Inc.	85,439	1,122
*	Bio-Rad Laboratories Inc.
	Class A	8,497	850
*	Allscripts Healthcare
	Solutions Inc.	77,698	849
			670,072
Industrials (10.4%)
	General Electric Co.	4,546,190	94,743
	United Technologies Corp.	371,398	28,052
	3M Co.	283,417	25,394
	Union Pacific Corp.	206,208	24,603
	United Parcel Service Inc.
	Class B	310,580	24,461
	Caterpillar Inc.	278,271	23,628
	Boeing Co.	304,312	22,610
	Honeywell
	International Inc.	316,322	17,663
	Emerson Electric Co.	315,389	14,691
	Deere & Co.	164,731	13,322
	Danaher Corp.	251,593	13,103
	FedEx Corp.	128,383	11,761
	Tyco International Ltd.	198,000	10,464
	Lockheed Martin Corp.	118,794	10,345
	Precision Castparts Corp.	62,338	10,254
	Norfolk Southern Corp.	141,738	10,173
	CSX Corp.	451,950	10,106
	Illinois Tool Works Inc.	186,972	9,889
	General Dynamics Corp.	130,366	8,599
	Raytheon Co.	146,058	8,265
	Cummins Inc.	78,369	7,595
	Goodrich Corp.	54,046	6,858

			Market
			Value
		Shares	($000)
	Northrop Grumman Corp.	103,194	6,583
	Waste Management Inc.	188,401	6,293
	PACCAR Inc.	145,729	5,711
	Eaton Corp.	136,528	5,411
	Ingersoll-Rand plc	127,819	5,391
	Parker Hannifin Corp.	64,835	4,984
	WW Grainger Inc.	25,622	4,900
	Fastenal Co.	120,616	4,862
	Cooper Industries plc	68,150	4,646
	Stanley Black & Decker Inc.	69,245	4,457
	Dover Corp.	78,878	4,229
	CH Robinson Worldwide Inc.	70,168	4,107
	Roper Industries Inc.	41,569	4,098
	Rockwell Automation Inc.	61,152	4,040
*	Delta Air Lines Inc.	363,547	3,981
	Fluor Corp.	72,578	3,581
	Republic Services Inc.
	Class A	135,008	3,572
	Expeditors International of
	Washington Inc.	91,143	3,532
*	United Continental
	Holdings Inc.	142,536	3,468
	AMETEK Inc.	68,910	3,439
*	Stericycle Inc.	36,334	3,331
	Kansas City Southern	47,255	3,287
	L-3 Communications
	Holdings Inc.	42,464	3,143
	Southwest Airlines Co.	332,287	3,064
	Rockwell Collins Inc.	60,681	2,995
	Textron Inc.	120,076	2,986
*	Verisk Analytics Inc.
	Class A	60,156	2,963
*	TransDigm Group Inc.	20,613	2,768
	Pall Corp.	49,548	2,716
	Flowserve Corp.	23,436	2,689
	Joy Global Inc.	45,917	2,605
*	IHS Inc. Class A	23,947	2,580
	Equifax Inc.	51,484	2,399
	JB Hunt Transport
	Services Inc.	40,205	2,396
	Masco Corp.	154,687	2,145
*	Quanta Services Inc.	89,048	2,143
*	Jacobs Engineering
	Group Inc.	55,100	2,086
	Donaldson Co. Inc.	60,598	2,022
	Xylem Inc.	79,522	2,002
*	BE Aerospace Inc.	44,796	1,956
	Cintas Corp.	50,226	1,939
*	AGCO Corp.	41,885	1,915
	Iron Mountain Inc.	55,211	1,820
	Hubbell Inc. Class B	22,313	1,739
	Robert Half International Inc.	57,938	1,655
	Timken Co.	35,740	1,636
	Pentair Inc.	42,468	1,626
	KBR Inc.	63,519	1,570

55

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Snap-on Inc.	25,074	1,561
	Towers Watson & Co.
	Class A	25,258	1,513
	Waste Connections Inc.	50,161	1,501
*	Hertz Global Holdings Inc.	116,449	1,491
*	WABCO Holdings Inc.	27,789	1,471
	Dun & Bradstreet Corp.	20,420	1,453
	SPX Corp.	21,930	1,432
*	Nielsen Holdings NV	54,370	1,426
*	Owens Corning	49,397	1,410
	IDEX Corp.	36,066	1,406
	MSC Industrial Direct Co.
	Inc. Class A	20,093	1,317
	Pitney Bowes Inc.	86,022	1,288
	Manpower Inc.	34,390	1,260
	Avery Dennison Corp.	45,881	1,254
*	Spirit Aerosystems Holdings
	Inc. Class A	50,871	1,212
	URS Corp.	34,288	1,196
	Gardner Denver Inc.	21,780	1,152
*	Copart Inc.	47,612	1,128
*	Babcock & Wilcox Co.	45,782	1,122
*	Sensata Technologies
	Holding NV	37,854	1,014
^	RR Donnelley & Sons Co.	76,788	904
*	Foster Wheeler AG	46,299	802
*	Navistar International Corp.	26,739	759
*	AECOM Technology Corp.	45,499	748
			593,860
Information Technology (19.5%)
*	Apple Inc.	400,587	233,943
	Microsoft Corp.	3,244,539	99,250
	International Business
	Machines Corp.	472,993	92,508
*	Google Inc. Class A	110,836	64,293
	Intel Corp.	2,146,571	57,206
	Oracle Corp.	1,727,134	51,296
	QUALCOMM Inc.	726,570	40,455
	Cisco Systems Inc.	2,313,612	39,725
	Visa Inc. Class A	225,778	27,913
*	EMC Corp.	881,889	22,603
*	eBay Inc.	497,440	20,897
	Mastercard Inc. Class A	46,903	20,173
	Hewlett-Packard Co.	848,916	17,072
	Accenture plc Class A	277,983	16,704
	Texas Instruments Inc.	491,830	14,111
	Automatic Data
	Processing Inc.	210,637	11,724
	Corning Inc.	653,514	8,450
*	Dell Inc.	655,665	8,209
*	Yahoo! Inc.	495,117	7,838
*	Cognizant Technology
	Solutions Corp. Class A	130,410	7,825
*	Salesforce.com Inc.	55,521	7,676
	Broadcom Corp. Class A	211,490	7,148

			Market
			Value
		Shares	($000)
	Intuit Inc.	120,403	7,146
*	Adobe Systems Inc.	212,261	6,871
*	Citrix Systems Inc.	79,796	6,698
	Applied Materials Inc.	555,104	6,361
*	Facebook Inc. Class A	191,376	5,956
	TE Connectivity Ltd.	183,199	5,846
	Motorola Solutions Inc.	116,214	5,591
*	Teradata Corp.	71,954	5,181
*	NetApp Inc.	154,110	4,904
	Analog Devices Inc.	127,833	4,815
*	Red Hat Inc.	82,969	4,686
	Altera Corp.	138,462	4,686
*	Symantec Corp.	313,307	4,577
	Xerox Corp.	572,654	4,507
	Western Union Co.	266,688	4,491
	Paychex Inc.	140,216	4,404
*	Fiserv Inc.	59,633	4,307
	Seagate Technology plc	173,651	4,294
	CA Inc.	146,121	3,958
	Amphenol Corp. Class A	70,277	3,860
*	SanDisk Corp.	104,063	3,796
	Xilinx Inc.	112,411	3,774
*	Juniper Networks Inc.	226,036	3,687
*	NVIDIA Corp.	262,500	3,628
	Avago Technologies Ltd.	99,510	3,572
	KLA-Tencor Corp.	71,609	3,527
*	Equinix Inc.	20,032	3,519
	Fidelity National
	Information Services Inc.	99,672	3,397
*	Autodesk Inc.	96,934	3,392
*	F5 Networks Inc.	34,049	3,390
*	Lam Research Corp.	86,508	3,265
	Maxim Integrated
	Products Inc.	125,374	3,215
*	VMware Inc. Class A	34,988	3,185
	Linear Technology Corp.	98,334	3,081
*	Western Digital Corp.	100,887	3,075
*	BMC Software Inc.	70,649	3,015
*	VeriSign Inc.	68,448	2,982
*	Alliance Data Systems Corp.	21,462	2,897
	Microchip Technology Inc.	82,444	2,727
*	Micron Technology Inc.	425,163	2,683
*	ANSYS Inc.	39,934	2,520
*	Nuance
	Communications Inc.	105,776	2,520
*	Trimble Navigation Ltd.	53,466	2,460
*	Akamai Technologies Inc.	76,433	2,427
	Marvell Technology
	Group Ltd.	213,368	2,407
	Activision Blizzard Inc.	193,296	2,318
*	Skyworks Solutions Inc.	80,836	2,212
*	TIBCO Software Inc.	71,521	2,140
	Harris Corp.	48,888	2,046
*	Rackspace Hosting Inc.	46,165	2,028
*	Informatica Corp.	46,027	1,950

56

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	LinkedIn Corp. Class A	18,318	1,947
*	Avnet Inc.	62,352	1,924
*	Flextronics
	International Ltd.	295,873	1,834
*	Synopsys Inc.	61,849	1,820
*	Electronic Arts Inc.	142,450	1,759
*	MICROS Systems Inc.	34,296	1,756
*	Gartner Inc.	40,187	1,730
	FactSet Research
	Systems Inc.	18,493	1,719
	Computer Sciences Corp.	66,659	1,654
	Total System Services Inc.	69,080	1,653
	Jabil Circuit Inc.	80,793	1,643
*	Arrow Electronics Inc.	48,098	1,578
*	LSI Corp.	244,505	1,557
*	VeriFone Systems Inc.	46,060	1,524
	IAC/InterActiveCorp	32,384	1,477
*	Advanced Micro
	Devices Inc.	254,705	1,459
	Global Payments Inc.	33,677	1,456
	SAIC Inc.	117,635	1,426
*	ON Semiconductor Corp.	193,554	1,374
*	Atmel Corp.	193,790	1,298
	FLIR Systems Inc.	66,184	1,291
	Solera Holdings Inc.	30,102	1,258
*	Fortinet Inc.	53,838	1,250
*	Cree Inc.	47,355	1,216
*	Ingram Micro Inc.	64,510	1,127
*	Riverbed Technology Inc.	64,555	1,043
*	Rovi Corp.	47,292	928
*	Dolby Laboratories Inc.
	Class A	22,110	913
	Lexmark International Inc.
	Class A	30,456	809
*	Polycom Inc.	76,217	802
	Molex Inc.	28,924	692
	Molex Inc. Class A	30,993	627
*	Acme Packet Inc.	24,645	460
*	Zynga Inc. Class A	63,024	343
*	Freescale
	Semiconductor Ltd.	20,879	214
			1,116,554
Materials (3.7%)
	EI du Pont de Nemours
	& Co.	400,445	20,251
	Monsanto Co.	230,067	19,045
	Dow Chemical Co.	509,158	16,038
	Praxair Inc.	128,177	13,937
	Freeport-McMoRan
	Copper & Gold Inc.	407,302	13,877
	Newmont Mining Corp.	212,582	10,312
	Ecolab Inc.	125,210	8,581
	Air Products &
	Chemicals Inc.	90,484	7,305

			Market
			Value
		Shares	($000)
	Mosaic Co.	127,559	6,985
	PPG Industries Inc.	65,312	6,931
	CF Industries Holdings Inc.	28,165	5,457
	LyondellBasell Industries
	NV Class A	135,497	5,456
	Nucor Corp.	136,189	5,162
	International Paper Co.	178,278	5,154
	Sherwin-Williams Co.	38,007	5,030
	Alcoa Inc.	458,365	4,011
	Sigma-Aldrich Corp.	51,911	3,838
	FMC Corp.	59,966	3,207
	Cliffs Natural
	Resources Inc.	61,025	3,008
	Eastman Chemical Co.	58,740	2,959
	Ball Corp.	63,761	2,617
	Airgas Inc.	27,836	2,338
	Ashland Inc.	33,619	2,330
	Celanese Corp. Class A	67,193	2,326
	Albemarle Corp.	38,299	2,284
	Vulcan Materials Co.	55,617	2,209
*	Crown Holdings Inc.	63,916	2,204
	MeadWestvaco Corp.	73,487	2,113
	Valspar Corp.	37,943	1,992
	International Flavors &
	Fragrances Inc.	34,856	1,910
	Rock-Tenn Co. Class A	30,336	1,655
	Reliance Steel &
	Aluminum Co.	32,234	1,628
	Martin Marietta Materials Inc.	19,670	1,550
*	WR Grace & Co.	30,232	1,525
	Aptargroup Inc.	28,467	1,453
	Bemis Co. Inc.	44,371	1,391
	Allegheny Technologies Inc.	43,555	1,389
	United States Steel Corp.	65,063	1,340
	Sonoco Products Co.	43,022	1,297
*	Owens-Illinois Inc.	67,168	1,288
	Sealed Air Corp.	78,664	1,215
	Domtar Corp.	15,715	1,205
	Walter Energy Inc.	26,938	1,190
	Huntsman Corp.	87,222	1,129
	Steel Dynamics Inc.	89,093	1,047
	Scotts Miracle-Gro Co.
	Class A	18,226	749
*	Molycorp Inc.	28,601	616
	Greif Inc. Class A	10,837	444
	Titanium Metals Corp.	37,881	428
			211,406
Telecommunication Services (3.1%)
	AT&T Inc.	2,547,297	90,837
	Verizon
	Communications Inc.	1,218,312	54,142
	CenturyLink Inc.	266,051	10,506
*	Crown Castle
	International Corp.	122,244	7,171

57

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Sprint Nextel Corp.	1,288,830	4,202
*	SBA Communications
	Corp. Class A	49,773	2,839
	Windstream Corp.	251,847	2,433
	Frontier
	Communications Corp.	427,826	1,638
*	Level 3
	Communications Inc.	62,690	1,389
	Telephone & Data
	Systems Inc.	41,466	883
*	MetroPCS
	Communications Inc.	132,641	802
*	NII Holdings Inc.	73,373	751
*	United States Cellular Corp.	5,529	213
			177,806
Utilities (3.7%)
	Southern Co.	370,216	17,141
	Exelon Corp.	365,649	13,756
	Duke Energy Corp.	573,754	13,231
	Dominion Resources Inc.	244,837	13,221
	NextEra Energy Inc.	169,780	11,683
	FirstEnergy Corp.	179,775	8,843
	American Electric
	Power Co. Inc.	207,560	8,282
	PG&E Corp.	177,525	8,037
	Consolidated Edison Inc.	125,727	7,819
	Progress Energy Inc.	126,928	7,637
	Public Service Enterprise
	Group Inc.	217,508	7,069
	PPL Corp.	249,004	6,925
	Sempra Energy	97,877	6,742
	Edison International	133,058	6,147
	Xcel Energy Inc.	209,241	5,944
	Northeast Utilities	134,411	5,216
	Entergy Corp.	75,893	5,152
	DTE Energy Co.	72,837	4,321
	Wisconsin Energy Corp.	99,013	3,918
	CenterPoint Energy Inc.	174,015	3,597
*	AES Corp.	279,416	3,585
	ONEOK Inc.	84,690	3,583
	Ameren Corp.	104,170	3,494
	NiSource Inc.	121,097	2,997
	CMS Energy Corp.	110,427	2,595
	American Water Works
	Co. Inc.	75,454	2,587
	SCANA Corp.	53,131	2,542
	Pinnacle West Capital Corp.	46,988	2,431
*	Calpine Corp.	134,437	2,220
	OGE Energy Corp.	42,168	2,184
	Alliant Energy Corp.	47,718	2,174
	AGL Resources Inc.	50,247	1,947
	Integrys Energy Group Inc.	33,654	1,914
	Pepco Holdings Inc.	97,698	1,912

			Market
			Value
		Shares	($000)
	NV Energy Inc.	101,555	1,785
*	NRG Energy Inc.	97,833	1,698
	MDU Resources Group Inc.	77,101	1,666
	TECO Energy Inc.	88,308	1,595
	ITC Holdings Corp.	22,106	1,523
	Aqua America Inc.	59,526	1,486
	National Fuel Gas Co.	30,283	1,423
	UGI Corp.	48,171	1,418
			213,440
Total Common Stocks
(Cost $4,912,822)			5,710,470
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[2,3]	Vanguard Market
	Liquidity Fund, 0.148%	13,267,783	13,268

		Face
	Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury
	Note/Bond, 1.375%, 9/15/12	600	601
4	United States Treasury
	Note/Bond, 4.250%, 9/30/12	1,500	1,515
			2,116
Total Temporary Cash Investments
(Cost $15,385)			15,384
Total Investments (100.0%)
(Cost $4,928,207)			5,725,854
Other Assets and Liabilities (0.0%)
Other Assets			15,768
Liabilities[3]			(14,857)
			911
Net Assets (100%)			5,726,765

58

Large-Cap Index Fund

At June 30, 2012, net assets consisted of:

Amount
($000)
Paid-in Capital	5,137,143
Overdistributed Net Investment Income	(1,894)
Accumulated Net Realized Losses	(206,553)
Unrealized Appreciation (Depreciation)
Investment Securities	797,647
Futures Contracts	422
Net Assets	5,726,765

Investor Shares—Net Assets
Applicable to 11,831,542 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	296,806
Net Asset Value Per Share—
Investor Shares	$25.09

Admiral Shares—Net Assets
Applicable to 28,296,334 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	887,480
Net Asset Value Per Share—
Admiral Shares	$31.36

Signal Shares—Net Assets
Applicable to 21,318,287 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	583,168
Net Asset Value Per Share—
Signal Shares	$27.36

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,745,441 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	612,550
Net Asset Value Per Share—
Institutional Shares	$129.08

ETF Shares—Net Assets
Applicable to 53,891,023 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,346,761
Net Asset Value Per Share—
ETF Shares	$62.10

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $299,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $330,000 of collateral received for securities on loan.
4 Securities with a value of $804,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	57,883
Interest[1]	8
Security Lending	372
Total Income	58,263
Expenses
The Vanguard Group—Note B
Investment Advisory Services	221
Management and Administrative—Investor Shares	284
Management and Administrative—Admiral Shares	298
Management and Administrative—Signal Shares	162
Management and Administrative—Institutional Shares	116
Management and Administrative—ETF Shares	1,081
Marketing and Distribution—Investor Shares	49
Marketing and Distribution—Admiral Shares	79
Marketing and Distribution—Signal Shares	87
Marketing and Distribution—Institutional Shares	86
Marketing and Distribution—ETF Shares	340
Custodian Fees	71
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	30
Trustees’ Fees and Expenses	2
Total Expenses	2,925
Net Investment Income	55,338
Realized Net Gain (Loss)
Investment Securities Sold	59,217
Futures Contracts	375
Realized Net Gain (Loss)	59,592
Change in Unrealized Appreciation (Depreciation)
Investment Securities	360,846
Futures Contracts	355
Change in Unrealized Appreciation (Depreciation)	361,201
Net Increase (Decrease) in Net Assets Resulting from Operations	476,131
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,338	97,137
Realized Net Gain (Loss)	59,592	22,234
Change in Unrealized Appreciation (Depreciation)	361,201	(48,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	476,131	71,287
Distributions
Net Investment Income
Investor Shares	(2,608)	(5,422)
Admiral Shares	(8,305)	(15,044)
Signal Shares	(5,406)	(9,503)
Institutional Shares	(5,721)	(8,416)
ETF Shares	(31,399)	(58,151)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(53,439)	(96,536)
Capital Share Transactions
Investor Shares	(19,527)	(12,404)
Admiral Shares	25,813	102,724
Signal Shares	19,884	140,784
Institutional Shares	67,780	232,084
ETF Shares	75,815	176,474
Net Increase (Decrease) from Capital Share Transactions	169,765	639,662
Total Increase (Decrease)	592,457	614,413
Net Assets
Beginning of Period	5,134,308	4,519,895
End of Period[1]	5,726,765	5,134,308

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,894,000) and ($3,793,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.16	$23.25	$20.47	$16.41	$26.59	$25.42
Investment Operations
Net Investment Income	.229	.421	.372	.387	.416	.426
Net Realized and Unrealized Gain (Loss)
on Investments	1.921	(.095)	2.791	4.075	(10.191)	1.171
Total from Investment Operations	2.150	.326	3.163	4.462	(9.775)	1.597
Distributions
Dividends from Net Investment Income	(.220)	(.416)	(.383)	(.402)	(.405)	(.427)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.220)	(.416)	(.383)	(.402)	(.405)	(.427)
Net Asset Value, End of Period	$25.09	$23.16	$23.25	$20.47	$16.41	$26.59

Total Return[1]	9.28%	1.44%	15.63%	27.60%	-37.08%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$297	$293	$307	$448	$376	$346
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.26%	0.21%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.81%	1.78%	2.24%	2.12%	1.69%
Portfolio Turnover Rate[2]	6%	7%	8%	8%	9%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$28.96	$29.07	$25.59	$20.51	$33.25	$31.78
Investment Operations
Net Investment Income	.309	.569	.503	.516	.547	.570
Net Realized and Unrealized Gain (Loss)
on Investments	2.388	(.116)	3.495	5.097	(12.750)	1.470
Total from Investment Operations	2.697	.453	3.998	5.613	(12.203)	2.040
Distributions
Dividends from Net Investment Income	(.297)	(.563)	(.518)	(.533)	(.537)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.297)	(.563)	(.518)	(.533)	(.537)	(.570)
Net Asset Value, End of Period	$31.36	$28.96	$29.07	$25.59	$20.51	$33.25

Total Return[1]	9.31%	1.60%	15.81%	27.80%	-37.05%	6.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$887	$796	$698	$328	$254	$220
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.10%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.95%	1.92%	2.38%	2.23%	1.81%
Portfolio Turnover Rate[2]	6%	7%	8%	8%	9%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Financial Highlights

Signal Shares
Six Months						Aug. 30,
	Ended					2007[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$25.26	$25.36	$22.32	$17.89	$29.00	$28.74
Investment Operations
Net Investment Income	.269	.495	.440	.451	.481	.173
Net Realized and Unrealized Gain (Loss)
on Investments	2.090	(.105)	3.052	4.446	(11.121)	.361
Total from Investment Operations	2.359	.390	3.492	4.897	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.259)	(.490)	(.452)	(.467)	(.470)	(.274)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.259)	(.490)	(.452)	(.467)	(.470)	(.274)
Net Asset Value, End of Period	$27.36	$25.26	$25.36	$22.32	$17.89	$29.00

Total Return	9.34%	1.58%	15.83%	27.81%	-37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$583	$520	$381	$247	$102	$39
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.10%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.95%	1.92%	2.38%	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	6%	7%	8%	8%	9%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$119.18	$119.65	$105.33	$84.43	$136.82	$130.78
Investment Operations
Net Investment Income	1.283	2.366	2.111	2.160	2.283	2.344
Net Realized and Unrealized Gain (Loss)
on Investments	9.854	(.499)	14.383	20.973	(52.440)	6.047
Total from Investment Operations	11.137	1.867	16.494	23.133	(50.157)	8.391
Distributions
Dividends from Net Investment Income	(1.237)	(2.337)	(2.174)	(2.233)	(2.233)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.237)	(2.337)	(2.174)	(2.233)	(2.233)	(2.351)
Net Asset Value, End of Period	$129.08	$119.18	$119.65	$105.33	$84.43	$136.82

Total Return	9.34%	1.60%	15.85%	27.84%	-37.01%	6.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$613	$504	$276	$306	$207	$103
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.02%	1.97%	1.96%	2.42%	2.26%	1.81%
Portfolio Turnover Rate[1]	6%	7%	8%	8%	9%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$57.34	$57.56	$50.67	$40.61	$65.83	$62.92
Investment Operations
Net Investment Income	.610	1.126	.996	1.022	1.098	1.136
Net Realized and Unrealized Gain (Loss)
on Investments	4.739	(.234)	6.920	10.095	(25.243)	2.912
Total from Investment Operations	5.349	.892	7.916	11.117	(24.145)	4.048
Distributions
Dividends from Net Investment Income	(.589)	(1.112)	(1.026)	(1.057)	(1.075)	(1.138)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.589)	(1.112)	(1.026)	(1.057)	(1.075)	(1.138)
Net Asset Value, End of Period	$62.10	$57.34	$57.56	$50.67	$40.61	$65.83

Total Return	9.33%	1.58%	15.81%	27.80%	-37.02%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,347	$3,021	$2,858	$2,489	$1,957	$1,162
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.95%	1.92%	2.38%	2.26%	1.82%
Portfolio Turnover Rate[1]	6%	7%	8%	8%	9%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard

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Large-Cap Index Fund

Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $829,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,710,413	57	—
Temporary Cash Investments	13,268	2,116	—
Futures Contracts—Assets[1]	357	—	—
Total	5,724,038	2,173	—
1 Represents variation margin on the last day of the reporting period.

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Large-Cap Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	42	14,242	422

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $17,082,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $212,072,000 to offset future net capital gains. Of this amount, $194,830,000 is subject to expiration dates; $43,673,000 may be used to offset future net capital gains through December 31, 2016, $117,390,000 through December 31, 2017, and $33,767,000 through December 31, 2018. Capital losses of $17,242,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $4,928,207,000. Net unrealized appreciation of investment securities for tax purposes was $797,647,000, consisting of unrealized gains of $1,214,026,000 on securities that had risen in value since their purchase and $416,379,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $376,166,000 of investment securities and sold $208,435,000 of investment securities, other than temporary cash investments.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	44,870	1,797	161,542	6,844
Issued in Lieu of Cash Distributions	2,498	99	5,174	227
Redeemed	(66,895)	(2,704)	(179,120)	(7,629)
Net Increase (Decrease)—Investor Shares	(19,527)	(808)	(12,404)	(558)
Admiral Shares
Issued	107,937	3,446	314,696	10,768
Issued in Lieu of Cash Distributions	7,108	226	13,047	456
Redeemed	(89,232)	(2,866)	(225,019)	(7,728)
Net Increase (Decrease)—Admiral Shares	25,813	806	102,724	3,496
Signal Shares
Issued	105,216	3,868	272,009	10,696
Issued in Lieu of Cash Distributions	4,042	147	6,818	274
Redeemed	(89,374)	(3,291)	(138,043)	(5,420)
Net Increase (Decrease)—Signal Shares	19,884	724	140,784	5,550
Institutional Shares
Issued	123,076	939	259,002	2,142
Issued in Lieu of Cash Distributions	5,159	40	7,483	64
Redeemed	(60,455)	(467)	(34,401)	(281)
Net Increase (Decrease)—Institutional Shares	67,780	512	232,084	1,925
ETF Shares
Issued	118,041	1,905	306,551	5,237
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(42,226)	(700)	(130,077)	(2,200)
Net Increase (Decrease)—ETF Shares	75,815	1,205	176,474	3,037

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

70

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

71

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,107.01	$1.26
Admiral Shares	1,000.00	1,107.77	0.52
Signal Shares	1,000.00	1,107.71	0.52
Institutional Shares	1,000.00	1,107.89	0.42
ETF Shares	1,000.00	1,107.70	0.52
Value Index Fund
Investor Shares	$1,000.00	$1,078.57	$1.24
Admiral Shares	1,000.00	1,078.91	0.52
Signal Shares	1,000.00	1,079.22	0.52
Institutional Shares	1,000.00	1,079.05	0.41
ETF Shares	1,000.00	1,078.98	0.52
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,092.83	$1.25
Admiral Shares	1,000.00	1,093.12	0.52
Signal Shares	1,000.00	1,093.39	0.52
Institutional Shares	1,000.00	1,093.44	0.42
ETF Shares	1,000.00	1,093.31	0.52

72

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
ETF Shares	1,000.00	1,024.37	0.50
Value Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
ETF Shares	1,000.00	1,024.37	0.50
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
ETF Shares	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

73

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, and Large-Cap Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

74

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

75

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

76

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082012

Semiannual Report | June 30, 2012
Vanguard Total Stock Market Index Fund

> For the six months ended June 30, Vanguard Total Stock Market Index Fund returned a bit more than 9%, a strong result that masked market volatility late in the period.

> The fund closely tracked its target index, producing a return more than two percentage points above the average result for peer funds.

> With the exception of energy, all industry sectors posted gains. Financial and technology stocks were among the best performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	9.29%
Admiral™ Shares	9.36
Signal® Shares	9.36
Institutional Shares	9.36
ETF Shares
Market Price	9.38
Net Asset Value	9.37
MSCI US Broad Market Index	9.39
Multi-Cap Core Funds Average	7.15
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$31.29	$33.90	$0.298	$0.000
Admiral Shares	31.30	33.91	0.319	0.000
Signal Shares	30.21	32.73	0.307	0.000
Institutional Shares	31.30	33.91	0.319	0.000
ETF Shares	64.29	69.66	0.654	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks opened 2012 with a powerful rally, recording their best first quarter since 1998. The advance faltered in the spring, however, amid a flare-up of concerns about Europe’s debt crisis and the slowing U.S. economy. Still, stocks hung on to much of their gains and finished the first half of the year with a strong result.

In this environment, Vanguard Total Stock Market Index Fund returned 9.29% for Investor Shares. Consistent with its objective, the fund closely tracked the return of its target benchmark, the MSCI US Broad Market Index. Peer funds, on average, returned 7.15%.

On a separate note, I want to call your attention to an announcement we made on June 22: George U. “Gus” Sauter, managing director and Vanguard’s chief investment officer, plans to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world-class leader in indexing, he developed our active quantitative equity strategies, and he has been our chief investment officer since 2003.

2

We’re fortunate that Mortimer J. “Tim” Buckley, managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

Eurozone woes continued to cast a shadow on stock markets globally
U.S. stocks were the standout performers for the six months ended June 30. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists anticipate that Europe will remain a trouble spot. The most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Technology and financial stocks helped power the fund’s returns
As I mentioned, stocks surged in the early months of 2012. The technology sector was one of the notable beneficiaries of budding optimism among investors that a stronger economy would foster greater consumer and business demand. The already torrid sales growth of smartphones and tablet computers helped encourage this enthusiasm.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.18%	0.06%	0.06%	0.05%	0.06%	1.18%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Multi-Cap Core Funds.

4

Financial stocks were also standouts, as investors saw signs that banks and other institutions were getting past the lingering effects of mortgage defaults associated with the U.S. housing downturn.

As the first quarter pivoted into the second, however, stocks reversed course in the face of renewed concerns about Europe’s debt crisis and stubbornly high U.S. unemployment. Along with the broader U.S. market, tech and financial stocks surrendered some of their earlier gains, but both sectors still managed to finish the period with double-digit returns.

The energy sector was the weakest performer for the six months, and the only one of the nine industry sectors to post a negative return. Energy stocks had enjoyed outsized gains, particularly over the last three years, as robust demand from the developing world helped push oil prices higher. But as growth in China and other emerging markets has slowed, investors have grown increasingly concerned about the possibility that weakening demand will affect the energy sector’s profitability.

The ups and downs of the six-month period notwithstanding, your fund continued to meet its goal of tightly tracking its benchmark. (You can see how well it has done that over the past decade in the Performance Summary, later in this report.) This record is a credit to Vanguard Equity Investment Group—the team founded decades back by our retiring CIO, Gus Sauter. The group combines skilled

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

portfolio management with sophisticated risk-control and trading systems. The fund’s low expense ratio is important as well.

The good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent market volatility caused by Europe’s troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about costs. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a growing cost-consciousness, directing a larger share of their money to low-cost funds. You can read the full report—Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/research.

In our view, investors are serving their interests by focusing on costs. The math is simple: The less they pay for an investment, the more they keep. And cost savings can compound over the long term, potentially helping to build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of the things you can control: your investment costs. We continue to believe that holding a balanced and diversified, low-cost portfolio can give investors a greater chance of reaching their long-term financial goals. Vanguard Total Stock Market Index Fund, offering broad, low-cost exposure to the U.S. stock market, can play an important role in such a plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2012

6

Total Stock Market Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%	0.06%
30-Day SEC Yield	1.98%	2.10%	2.10%	2.11%	2.10%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,310	3,294
Median Market Cap	$33.1B	$33.1B
Price/Earnings Ratio	16.1x	16.1x
Price/Book Ratio	2.1x	2.1x
Return on Equity	18.2%	18.1%
Earnings Growth Rate	9.5%	9.5%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	0.0%	—

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	3.6%
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.1
Top Ten		17.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares.

7

Total Stock Market Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	12.0%	12.0%
Consumer Staples	9.9	9.9
Energy	10.0	10.0
Financials	15.4	15.4
Health Care	12.0	12.0
Industrials	11.0	11.0
Information Technology	19.2	19.2
Materials	3.9	3.9
Telecommunication Services	2.9	2.9
Utilities	3.7	3.7

Investment Focus

8

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Total Stock Market Index Fund Investor Shares
Spliced Total Stock Market Index

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	3.79%	0.55%	6.00%
Admiral Shares	11/13/2000	3.95	0.65	6.10
Signal Shares	9/1/2006	3.96	0.65	3.321
Institutional Shares	7/7/1997	3.92	0.66	6.13
Fee-Adjusted Returns		—	—	0.00
ETF Shares	5/24/2001
Market Price		3.95	0.67	6.06
Net Asset Value		3.94	0.65	6.10
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	12,907,863	1,142,733	0.6%
* Amazon.com Inc.	4,612,732	1,053,317	0.6%
Walt Disney Co.	21,576,117	1,046,442	0.5%
Home Depot Inc.	19,533,763	1,035,094	0.5%
Comcast Corp. Class A	29,500,291	943,124	0.5%
Consumer Discretionary—Other †		17,468,534	9.1%
		22,689,244	11.8%
Consumer Staples
Procter & Gamble Co.	34,906,629	2,138,031	1.1%
Coca-Cola Co.	25,812,784	2,018,302	1.1%
Philip Morris International Inc.	21,820,764	1,904,080	1.0%
Wal-Mart Stores Inc.	23,870,234	1,664,233	0.9%
PepsiCo Inc.	19,904,285	1,406,437	0.7%
Altria Group Inc.	25,921,377	895,584	0.5%
Kraft Foods Inc.	21,284,220	821,997	0.4%
CVS Caremark Corp.	16,502,932	771,182	0.4%
Consumer Staples—Other †		7,112,572	3.7%
		18,732,418	9.8%
Energy
Exxon Mobil Corp.	59,734,064	5,111,444	2.7%
Chevron Corp.	25,053,497	2,643,144	1.4%
Schlumberger Ltd.	16,909,397	1,097,589	0.6%
Occidental Petroleum Corp.	10,277,209	881,476	0.5%
ConocoPhillips	15,404,726	860,816	0.4%
Energy—Other †		8,389,574	4.4%
		18,984,043	10.0%
Financials
Wells Fargo & Co.	63,486,618	2,122,993	1.1%
JPMorgan Chase & Co.	48,154,586	1,720,563	0.9%
Bank of America Corp.	136,011,959	1,112,578	0.6%

10

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Citigroup Inc.	37,114,908	1,017,320	0.5%
* Berkshire Hathaway Inc. Class B	10,310,044	859,136	0.5%
US Bancorp	24,214,035	778,723	0.4%
American Express Co.	13,302,720	774,351	0.4%
Financials—Other †		20,765,389	10.9%
		29,151,053	15.3%
Health Care
Johnson & Johnson	34,787,557	2,350,247	1.2%
Pfizer Inc.	95,533,033	2,197,260	1.2%
Merck & Co. Inc.	38,575,712	1,610,536	0.8%
Abbott Laboratories	19,926,089	1,284,635	0.7%
UnitedHealth Group Inc.	13,241,125	774,606	0.4%
Bristol-Myers Squibb Co.	21,390,654	768,994	0.4%
Amgen Inc.	10,028,610	732,490	0.4%
Health Care—Other †		12,959,665	6.8%
		22,678,433	11.9%
Industrials
General Electric Co.	134,096,011	2,794,561	1.5%
United Technologies Corp.	10,956,502	827,545	0.4%
3M Co.	8,360,811	749,129	0.4%
Union Pacific Corp.	6,083,146	725,780	0.4%
United Parcel Service Inc. Class B	9,157,683	721,259	0.4%
Caterpillar Inc.	8,205,160	696,700	0.4%
Boeing Co.	8,976,825	666,978	0.3%
Industrials—Other †		13,655,515	7.2%
		20,837,467	11.0%
Information Technology
* Apple Inc.	11,816,603	6,900,896	3.6%
Microsoft Corp.	95,701,996	2,927,524	1.6%
International Business Machines Corp.	13,950,392	2,728,418	1.4%
* Google Inc. Class A	3,269,057	1,896,282	1.0%
Intel Corp.	63,311,904	1,687,262	0.9%
Oracle Corp.	50,952,575	1,513,291	0.8%
QUALCOMM Inc.	21,435,478	1,193,527	0.6%
Cisco Systems Inc.	68,255,115	1,171,940	0.6%
Visa Inc. Class A	6,656,313	822,920	0.4%
Information Technology—Other †		15,490,824	8.2%
		36,332,884	19.1%

Materials †		7,378,491	3.9%

Telecommunication Services
AT&T Inc.	75,134,203	2,679,286	1.4%
Verizon Communications Inc.	35,932,112	1,596,823	0.9%
Telecommunication Services—Other †		1,142,872	0.6%
		5,418,981	2.9%

Utilities †		7,034,999	3.7%
Total Common Stocks (Cost $163,196,068)		189,238,013	99.4%[1]

11

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.148%	1,396,280,684	1,396,281	0.8%

4U.S. Government and Agency Obligations †			58,307	0.0%
Total Temporary Cash Investments (Cost $1,454,592)			1,454,588	0.8%[1]
[5]Total Investments (Cost $164,650,660)			190,692,601	100.2%
Other Assets and Liabilities
Other Assets			969,997	0.5%
Liabilities[3]			(1,329,926)	(0.7%)
			(359,929)	(0.2%)
Net Assets			190,332,672	100.0%

12

Total Stock Market Index Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	168,151,983
Overdistributed Net Investment Income	(78,339)
Accumulated Net Realized Losses	(3,817,578)
Unrealized Appreciation (Depreciation)
Investment Securities	26,041,941
Futures Contracts	34,665
Net Assets	190,332,672

Investor Shares—Net Assets
Applicable to 2,078,488,197 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	70,461,285
Net Asset Value Per Share—Investor Shares	$33.90

Admiral Shares—Net Assets
Applicable to 1,625,313,784 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	55,110,309
Net Asset Value Per Share—Admiral Shares	$33.91

Signal Shares—Net Assets
Applicable to 217,904,088 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,131,072
Net Asset Value Per Share—Signal Shares	$32.73

Institutional Shares—Net Assets
Applicable to 1,066,297,562 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,160,609
Net Asset Value Per Share—Institutional Shares	$33.91

ETF Shares—Net Assets
Applicable to 308,216,528 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,469,397
Net Asset Value Per Share—ETF Shares	$69.66

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $415,930,000 of collateral received for securities on loan.
4 Securities with a value of $57,807,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $394,155,000.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	1,811,185
Interest[1]	618
Security Lending	26,539
Total Income	1,838,342
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,541
Management and Administrative—Investor Shares	46,348
Management and Administrative—Admiral Shares	6,687
Management and Administrative—Signal Shares	488
Management and Administrative—Institutional Shares	1,526
Management and Administrative—ETF Shares	1,378
Marketing and Distribution—Investor Shares	8,518
Marketing and Distribution—Admiral Shares	4,757
Marketing and Distribution—Signal Shares	969
Marketing and Distribution—Institutional Shares	4,974
Marketing and Distribution—ETF Shares	2,957
Custodian Fees	743
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—Admiral Shares	63
Shareholders’ Reports—Signal Shares	12
Shareholders’ Reports—Institutional Shares	21
Shareholders’ Reports—ETF Shares	95
Trustees’ Fees and Expenses	85
Total Expenses	85,239
Net Investment Income	1,753,103
Realized Net Gain (Loss)
Investment Securities Sold	1,829,331
Futures Contracts	53,711
Realized Net Gain (Loss)	1,883,042
Change in Unrealized Appreciation (Depreciation)
Investment Securities	12,090,400
Futures Contracts	19,931
Change in Unrealized Appreciation (Depreciation)	12,110,331
Net Increase (Decrease) in Net Assets Resulting from Operations	15,746,476
1 Interest income from an affiliated company of the fund was $591,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,753,103	2,992,139
Realized Net Gain (Loss)	1,883,042	484,380
Change in Unrealized Appreciation (Depreciation)	12,110,331	(1,776,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,746,476	1,699,804
Distributions
Net Investment Income
Investor Shares	(605,266)	(1,076,617)
Admiral Shares	(512,225)	(930,056)
Signal Shares	(65,372)	(112,466)
Institutional Shares	(332,109)	(512,854)
ETF Shares	(196,926)	(361,091)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,711,898)	(2,993,084)
Capital Share Transactions
Investor Shares	2,560,059	6,917,197
Admiral Shares	1,484,275	2,744,955
Signal Shares	489,496	716,539
Institutional Shares	4,141,373	5,912,981
ETF Shares	337,870	1,847,759
Net Increase (Decrease) from Capital Share Transactions	9,013,073	18,139,431
Total Increase (Decrease)	23,047,651	16,846,151
Net Assets
Beginning of Period	167,285,021	150,438,870
End of Period[1]	190,332,672	167,285,021

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($78,339,000) and ($119,544,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.29	$31.56	$27.45	$21.80	$35.36	$34.09
Investment Operations
Net Investment Income	.306	.565	.523	.514	.592	.604
Net Realized and Unrealized Gain (Loss)
on Investments	2.602	(.273)	4.117	5.651	(13.566)	1.268
Total from Investment Operations	2.908	.292	4.640	6.165	(12.974)	1.872
Distributions
Dividends from Net Investment Income	(.298)	(.562)	(.530)	(.515)	(.586)	(.602)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.298)	(.562)	(.530)	(.515)	(.586)	(.602)
Net Asset Value, End of Period	$33.90	$31.29	$31.56	$27.45	$21.80	$35.36

Total Return[1]	9.29%	0.96%	17.09%	28.70%	-37.04%	5.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,461	$62,668	$56,063	$58,004	$39,440	$50,183
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.79%	1.85%	2.22%	2.04%	1.71%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.30	$31.57	$27.45	$21.80	$35.36	$34.09
Investment Operations
Net Investment Income	.326	.602	.554	.539	.615	.631
Net Realized and Unrealized Gain (Loss)
on Investments	2.603	(.273)	4.127	5.650	(13.566)	1.268
Total from Investment Operations	2.929	.329	4.681	6.189	(12.951)	1.899
Distributions
Dividends from Net Investment Income	(.319)	(.599)	(.561)	(.539)	(.609)	(.629)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.319)	(.599)	(.561)	(.539)	(.609)	(.629)
Net Asset Value, End of Period	$33.91	$31.30	$31.57	$27.45	$21.80	$35.36

Total Return[1]	9.36%	1.08%	17.26%	28.83%	-36.99%	5.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,110	$49,496	$47,190	$27,762	$18,781	$27,895
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.91%	1.96%	2.33%	2.12%	1.79%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.21	$30.47	$26.50	$21.04	$34.13	$32.91
Investment Operations
Net Investment Income	.315	.581	.535	.520	.595	.607
Net Realized and Unrealized Gain (Loss)
on Investments	2.512	(.262)	3.977	5.459	(13.096)	1.220
Total from Investment Operations	2.827	.319	4.512	5.979	(12.501)	1.827
Distributions
Dividends from Net Investment Income	(.307)	(.579)	(.542)	(.519)	(.589)	(.607)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.307)	(.579)	(.542)	(.519)	(.589)	(.607)
Net Asset Value, End of Period	$32.73	$30.21	$30.47	$26.50	$21.04	$34.13

Total Return	9.36%	1.09%	17.23%	28.85%	-36.99%	5.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,131	$6,133	$5,471	$4,757	$3,717	$4,655
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.91%	1.96%	2.33%	2.12%	1.79%
Portfolio Turnover Rate[1]	3%	5%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares,including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$31.30	$31.57	$27.46	$21.81	$35.36	$34.10
Investment Operations
Net Investment Income	.328	.603	.558	.541	.624	.638
Net Realized and Unrealized Gain (Loss)
on Investments	2.601	(.272)	4.117	5.650	(13.557)	1.260
Total from Investment Operations	2.929	.331	4.675	6.191	(12.933)	1.898
Distributions
Dividends from Net Investment Income	(.319)	(.601)	(.565)	(.541)	(.617)	(.638)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.319)	(.601)	(.565)	(.541)	(.617)	(.638)
Net Asset Value, End of Period	$33.91	$31.30	$31.57	$27.46	$21.81	$35.36

Total Return	9.36%	1.09%	17.23%	28.83%	-36.94%	5.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,161	$29,467	$23,785	$16,047	$10,782	$13,396
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.97%	1.92%	1.97%	2.34%	2.15%	1.81%
Portfolio Turnover Rate[1]	3%	5%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]	2007[1]
Net Asset Value, Beginning of Period	$64.29	$64.86	$56.39	$44.78	$72.64	$70.04
Investment Operations
Net Investment Income	.671	1.238	1.133	1.106	1.270	1.298
Net Realized and Unrealized Gain (Loss)
on Investments	5.353	(.575)	8.485	11.611	(27.874)	2.600
Total from Investment Operations	6.024	.663	9.618	12.717	(26.604)	3.898
Distributions
Dividends from Net Investment Income	(.654)	(1.233)	(1.148)	(1.107)	(1.256)	(1.298)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.654)	(1.233)	(1.148)	(1.107)	(1.256)	(1.298)
Net Asset Value, End of Period	$69.66	$64.29	$64.86	$56.39	$44.78	$72.64

Total Return	9.37%	1.06%	17.26%	28.82%	-36.97%	5.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,469	$19,521	$17,930	$13,443	$9,199	$10,255
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.91%	1.96%	2.33%	2.13%	1.79%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	5%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

21

Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $27,495,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 11.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	189,235,371	2,128	514
Temporary Cash Investments	1,396,281	58,307	—
Futures Contracts—Assets[1]	27,670	—	—
Futures Contracts—Liabilities[1]	(355)	—	—
Total	190,658,967	60,435	514
1 Represents variation margin on the last day of the reporting period.

22

Total Stock Market Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	2,672	906,075	27,441
E-mini Russell 2000 Index	September 2012	957	76,120	4,803
E-mini S&P 500 Index	September 2012	845	57,308	1,598
S&P MidCap 400 Index	September 2012	280	26,306	823

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $1,426,947,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $4,029,067,000 to offset future net capital gains. Of this amount, $2,492,045,000 is subject to expiration dates; $209,043,000 may be used to offset future net capital gains through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. Capital losses of $1,537,022,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $164,650,660,000. Net unrealized appreciation of investment securities for tax purposes was $26,041,941,000, consisting of unrealized gains of $42,455,376,000 on securities that had risen in value since their purchase and $16,413,435,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $14,345,636,000 of investment securities and sold $5,316,228,000 of investment securities, other than temporary cash investments.

23

Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,301,027	187,361	16,700,555	536,511
Issued in Lieu of Cash Distributions	601,987	17,729	1,071,344	34,743
Redeemed	(4,342,955)	(129,405)	(10,854,702)	(344,650)
Net Increase (Decrease)—Investor Shares	2,560,059	75,685	6,917,197	226,604
Admiral Shares
Issued	3,844,736	113,899	8,084,176	253,721
Issued in Lieu of Cash Distributions	454,217	13,367	826,433	26,772
Redeemed	(2,814,678)	(83,443)	(6,165,654)	(193,779)
Net Increase (Decrease)—Admiral Shares	1,484,275	43,823	2,744,955	86,714
Signal Shares
Issued	1,561,338	47,974	2,633,369	85,460
Issued in Lieu of Cash Distributions	58,641	1,789	102,303	3,435
Redeemed	(1,130,483)	(34,888)	(2,019,133)	(65,415)
Net Increase (Decrease)—Signal Shares	489,496	14,875	716,539	23,480
Institutional Shares
Issued	5,836,783	174,346	9,084,531	288,069
Issued in Lieu of Cash Distributions	310,223	9,130	476,976	15,485
Redeemed	(2,005,633)	(58,600)	(3,648,526)	(115,440)
Net Increase (Decrease)—Institutional Shares	4,141,373	124,876	5,912,981	188,114
ETF Shares
Issued	2,318,104	33,585	5,163,728	78,663
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,980,234)	(29,000)	(3,315,969)	(51,500)
Net Increase (Decrease)—ETF Shares	337,870	4,585	1,847,759	27,163

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,092.94	$0.88
Admiral Shares	1,000.00	1,093.58	0.26
Signal Shares	1,000.00	1,093.58	0.26
Institutional Shares	1,000.00	1,093.58	0.21
ETF Shares	1,000.00	1,093.73	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.61	0.25
Signal Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20
ETF Shares	1,000.00	1,024.61	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082012

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.8%)
McDonald's Corp.	12,907,863	1,142,733
* Amazon.com Inc.	4,612,732	1,053,317
Walt Disney Co.	21,576,117	1,046,442
Home Depot Inc.	19,533,763	1,035,094
Comcast Corp. Class A	29,500,291	943,124
News Corp. Class A	26,418,753	588,874
Starbucks Corp.	9,547,654	509,081
Time Warner Inc.	12,287,182	473,056
Target Corp.	8,057,220	468,850
Lowe's Cos. Inc.	15,726,282	447,255
Ford Motor Co.	44,901,318	430,604
* priceline.com Inc.	630,958	419,284
* DIRECTV Class A	8,568,507	418,314
NIKE Inc. Class B	4,675,572	410,422
TJX Cos. Inc.	9,558,937	410,365
Yum! Brands Inc.	5,832,702	375,743
Time Warner Cable Inc.	3,979,037	326,679
Viacom Inc. Class B	6,197,683	291,415
CBS Corp. Class B	7,672,608	251,508
Johnson Controls Inc.	8,623,879	238,968
Las Vegas Sands Corp.	5,113,729	222,396
Coach Inc.	3,645,761	213,204
* General Motors Co.	9,916,557	195,554
Carnival Corp.	5,661,994	194,037
* Bed Bath & Beyond Inc.	3,068,694	189,645
Macy's Inc.	5,275,830	181,225
Ross Stores Inc.	2,900,131	181,171
Omnicom Group Inc.	3,460,363	168,174
* AutoZone Inc.	443,927	162,997
* Dollar Tree Inc.	3,014,252	162,167
* Chipotle Mexican Grill Inc. Class A	395,854	150,405
VF Corp.	1,120,522	149,534
* Dollar General Corp.	2,735,094	148,762
Comcast Corp.	4,672,805	146,726
McGraw-Hill Cos. Inc.	3,168,638	142,589
Mattel Inc.	4,292,340	139,243
Kohl's Corp.	3,048,685	138,685
Limited Brands Inc.	3,189,658	135,656
* O'Reilly Automotive Inc.	1,612,999	135,121
Harley-Davidson Inc.	2,920,169	133,539
Marriott International Inc. Class A	3,382,575	132,597
Starwood Hotels & Resorts Worldwide Inc.	2,483,384	131,719
* Liberty Interactive Corp. Class A	6,915,987	123,035
* Liberty Media Corp. - Liberty Capital Class A	1,362,124	119,744
Genuine Parts Co.	1,971,107	118,759
Staples Inc.	8,793,147	114,751
Gap Inc.	4,019,674	109,978
Ralph Lauren Corp. Class A	778,742	109,071
Wynn Resorts Ltd.	1,018,778	105,668
Nordstrom Inc.	2,107,589	104,726
Wyndham Worldwide Corp.	1,853,820	97,770
* Discovery Communications Inc. Class A	1,802,849	97,354
PetSmart Inc.	1,412,089	96,276
* BorgWarner Inc.	1,380,606	90,554
* Sirius XM Radio Inc.	47,553,500	87,974
* Liberty Global Inc. Class A	1,747,986	86,753
Tiffany & Co.	1,607,735	85,130
Family Dollar Stores Inc.	1,267,589	84,269
Darden Restaurants Inc.	1,651,028	83,592
Virgin Media Inc.	3,355,656	81,844
Best Buy Co. Inc.	3,833,828	80,357

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* Lululemon Athletica Inc.	1,272,615	75,886
DISH Network Corp. Class A	2,643,581	75,474
Tractor Supply Co.	906,293	75,277
* CarMax Inc.	2,870,814	74,469
* Liberty Global Inc.	1,519,609	72,561
Ulta Salon Cosmetics & Fragrance Inc.	756,624	70,654
* Discovery Communications Inc.	1,383,703	69,310
PVH Corp.	871,272	67,776
DR Horton Inc.	3,605,895	66,276
Scripps Networks Interactive Inc. Class A	1,165,348	66,262
Newell Rubbermaid Inc.	3,646,754	66,152
Advance Auto Parts Inc.	922,970	62,965
Interpublic Group of Cos. Inc.	5,761,557	62,513
Autoliv Inc.	1,131,374	61,841
H&R Block Inc.	3,794,869	60,642
International Game Technology	3,766,028	59,315
Whirlpool Corp.	967,169	59,152
* LKQ Corp.	1,769,409	59,098
Expedia Inc.	1,224,787	58,875
Foot Locker Inc.	1,924,628	58,855
Dick's Sporting Goods Inc.	1,224,290	58,766
Polaris Industries Inc.	821,184	58,698
* TripAdvisor Inc.	1,307,424	58,429
Garmin Ltd.	1,474,143	56,445
* Toll Brothers Inc.	1,895,759	56,361
Lennar Corp. Class A	1,719,901	53,162
* Apollo Group Inc. Class A	1,465,822	53,048
* Sally Beauty Holdings Inc.	2,047,576	52,705
* NVR Inc.	60,916	51,779
* Mohawk Industries Inc.	740,144	51,684
* MGM Resorts International	4,631,041	51,682
* Fossil Inc.	666,696	51,029
* Panera Bread Co. Class A	359,183	50,084
Hasbro Inc.	1,462,874	49,548
* TRW Automotive Holdings Corp.	1,329,377	48,868
Lear Corp.	1,282,211	48,378
Signet Jewelers Ltd.	1,096,165	48,242
JC Penney Co. Inc.	2,043,286	47,629
* PulteGroup Inc.	4,349,879	46,544
Royal Caribbean Cruises Ltd.	1,785,784	46,484
* Under Armour Inc. Class A	485,703	45,889
* Netflix Inc.	664,132	45,473
Gannett Co. Inc.	2,999,231	44,179
American Eagle Outfitters Inc.	2,198,780	43,382
* Urban Outfitters Inc.	1,505,558	41,538
Williams-Sonoma Inc.	1,169,170	40,886
Jarden Corp.	948,386	39,851
Tupperware Brands Corp.	718,850	39,364
Gentex Corp.	1,816,477	37,910
* Charter Communications Inc. Class A	531,517	37,669
Leggett & Platt Inc.	1,764,640	37,287
Abercrombie & Fitch Co.	1,091,553	37,266
* Penn National Gaming Inc.	832,362	37,115
* Goodyear Tire & Rubber Co.	3,083,443	36,415
Service Corp.	2,846,267	35,208
Harman International Industries Inc.	884,951	35,044
GNC Holdings Inc. Class A	874,302	34,273
* Hanesbrands Inc.	1,230,558	34,123
Dunkin' Brands Group Inc.	987,707	33,918
* Big Lots Inc.	827,014	33,734
Cablevision Systems Corp. Class A	2,537,766	33,727
* Carter's Inc.	633,742	33,335
Brinker International Inc.	1,009,413	32,170

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^	GameStop Corp. Class A	1,731,693	31,794
*	Delphi Automotive plc	1,246,410	31,783
	Chico's FAS Inc.	2,118,231	31,435
*	Ascena Retail Group Inc.	1,641,385	30,563
	John Wiley & Sons Inc. Class A	610,304	29,899
	Cinemark Holdings Inc.	1,302,548	29,763
	Six Flags Entertainment Corp.	548,019	29,692
	Sotheby's	852,237	28,431
*,^	Sears Holdings Corp.	469,011	28,000
*	Madison Square Garden Co. Class A	746,943	27,966
*	Coinstar Inc.	390,003	26,778
	Guess? Inc.	877,632	26,654
	Aaron's Inc.	909,721	25,754
*	Bally Technologies Inc.	549,816	25,654
	Rent-A-Center Inc.	758,700	25,599
	Dillard's Inc. Class A	399,555	25,444
	Brunswick Corp.	1,124,479	24,986
	Pool Corp.	602,706	24,385
	DeVry Inc.	786,044	24,344
	Dana Holding Corp.	1,858,009	23,801
*	Life Time Fitness Inc.	509,975	23,719
	Wolverine World Wide Inc.	608,696	23,605
*	AMC Networks Inc. Class A	663,578	23,590
*	Visteon Corp.	609,724	22,865
	Washington Post Co. Class B	61,147	22,858
	Vail Resorts Inc.	456,032	22,838
*	Lamar Advertising Co. Class A	786,623	22,497
*	Warnaco Group Inc.	523,240	22,280
*,^	Deckers Outdoor Corp.	487,238	21,443
*	Cabela's Inc.	565,310	21,374
*	Hyatt Hotels Corp. Class A	574,989	21,367
	Domino's Pizza Inc.	689,849	21,323
*	Cheesecake Factory Inc.	666,267	21,294
	Pier 1 Imports Inc.	1,274,513	20,940
	DSW Inc. Class A	383,728	20,875
	HSN Inc.	514,622	20,765
*,^	Tesla Motors Inc.	662,053	20,716
*,^	AutoNation Inc.	583,882	20,599
*	Tenneco Inc.	763,023	20,464
*	Buffalo Wild Wings Inc.	231,257	20,036
*	Tempur-Pedic International Inc.	825,156	19,300
*	Hibbett Sports Inc.	334,038	19,277
	Wendy's Co.	3,998,475	18,873
	Morningstar Inc.	317,231	18,349
*	Genesco Inc.	303,619	18,263
*	Crocs Inc.	1,129,267	18,238
*	Vitamin Shoppe Inc.	331,736	18,222
*	Aeropostale Inc.	1,019,362	18,175
	Weight Watchers International Inc.	349,104	18,000
	Cracker Barrel Old Country Store Inc.	280,314	17,604
*	Gaylord Entertainment Co.	451,874	17,424
	Men's Wearhouse Inc.	616,921	17,360
*	Live Nation Entertainment Inc.	1,885,999	17,313
*	Express Inc.	949,459	17,252
*	ANN Inc.	663,235	16,906
	MDC Holdings Inc.	514,005	16,793
*	DreamWorks Animation SKG Inc. Class A	874,990	16,677
*	Collective Brands Inc.	764,007	16,365
	Strayer Education Inc.	149,644	16,314
	Thor Industries Inc.	587,612	16,106
*	Iconix Brand Group Inc.	914,814	15,982
*	Steven Madden Ltd.	498,427	15,825
*	Children's Place Retail Stores Inc.	311,894	15,542
*,^	ITT Educational Services Inc.	250,923	15,244

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Saks Inc.	1,418,322	15,105
*	Jack in the Box Inc.	541,138	15,087
*	Jos A Bank Clothiers Inc.	352,614	14,972
^	Regal Entertainment Group Class A	1,078,965	14,847
	Bob Evans Farms Inc.	364,976	14,672
	Choice Hotels International Inc.	366,466	14,633
	Hillenbrand Inc.	790,853	14,536
	Texas Roadhouse Inc. Class A	788,694	14,536
	Ryland Group Inc.	562,757	14,395
^	Meredith Corp.	449,936	14,371
^	Buckle Inc.	360,325	14,258
*	Select Comfort Corp.	672,345	14,065
*	WMS Industries Inc.	693,776	13,841
*	Fifth & Pacific Cos. Inc.	1,267,582	13,601
	Finish Line Inc. Class A	640,472	13,392
*	Lions Gate Entertainment Corp.	902,782	13,307
	Group 1 Automotive Inc.	287,951	13,133
	Regis Corp.	729,757	13,106
	Cooper Tire & Rubber Co.	745,760	13,081
*	New York Times Co. Class A	1,670,225	13,028
*,^	Valassis Communications Inc.	592,041	12,877
*	Shutterfly Inc.	417,787	12,822
*	Helen of Troy Ltd.	376,808	12,770
*	Meritage Homes Corp.	372,253	12,634
	Monro Muffler Brake Inc.	368,835	12,260
	Penske Automotive Group Inc.	570,172	12,110
	Arbitron Inc.	345,888	12,106
*	BJ's Restaurants Inc.	316,776	12,037
*	Papa John's International Inc.	249,879	11,887
*	Francesca's Holdings Corp.	437,759	11,824
*	Zumiez Inc.	294,747	11,672
	Matthews International Corp. Class A	354,102	11,505
*	Orient-Express Hotels Ltd. Class A	1,284,868	10,754
	National CineMedia Inc.	705,810	10,707
	Cato Corp. Class A	347,228	10,577
*	Lumber Liquidators Holdings Inc.	306,627	10,361
	Jones Group Inc.	1,045,160	9,992
*	Peet's Coffee & Tea Inc.	165,971	9,965
*	Grand Canyon Education Inc.	475,277	9,952
*	Skechers U.S.A. Inc. Class A	488,161	9,944
	Scholastic Corp.	345,899	9,741
^	Sturm Ruger & Co. Inc.	240,293	9,648
	Churchill Downs Inc.	162,826	9,573
*	Shuffle Master Inc.	682,476	9,418
*	American Axle & Manufacturing Holdings Inc.	887,745	9,312
	CEC Entertainment Inc.	254,278	9,248
	Interval Leisure Group Inc.	483,996	9,201
*	Marriott Vacations Worldwide Corp.	295,152	9,144
	Columbia Sportswear Co.	170,287	9,131
*	Dorman Products Inc.	361,298	9,065
^	KB Home	914,925	8,966
*	HomeAway Inc.	411,168	8,939
	International Speedway Corp. Class A	335,419	8,781
	True Religion Apparel Inc.	298,794	8,659
	News Corp. Class B	379,115	8,538
*	DineEquity Inc.	190,559	8,507
*	Asbury Automotive Group Inc.	354,875	8,407
*,^	K12 Inc.	358,727	8,358
*	Standard Pacific Corp.	1,349,236	8,352
	Stage Stores Inc.	450,389	8,251
*	Steiner Leisure Ltd.	175,891	8,163
*	Knology Inc.	406,100	7,988
*	La-Z-Boy Inc.	644,252	7,918
*,^	Pandora Media Inc.	724,266	7,873

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Ascent Capital Group Inc. Class A	150,082	7,767
	Oxford Industries Inc.	173,070	7,736
*	Biglari Holdings Inc.	19,735	7,625
*	Office Depot Inc.	3,491,819	7,542
	Belo Corp. Class A	1,155,197	7,439
*	Pinnacle Entertainment Inc.	764,314	7,353
*	Sonic Corp.	731,843	7,333
	Ameristar Casinos Inc.	405,659	7,209
	Stewart Enterprises Inc. Class A	995,338	7,107
*	American Public Education Inc.	221,934	7,102
*	iRobot Corp.	319,797	7,083
^	American Greetings Corp. Class A	476,267	6,963
	Fred's Inc. Class A	455,368	6,963
*	AFC Enterprises Inc.	300,596	6,956
*	Scientific Games Corp. Class A	812,973	6,951
*	Drew Industries Inc.	246,386	6,862
	Brown Shoe Co. Inc.	531,289	6,859
*	LeapFrog Enterprises Inc.	645,081	6,619
*	Smith & Wesson Holding Corp.	792,699	6,587
	Lennar Corp. Class B	269,794	6,483
	Sonic Automotive Inc. Class A	473,533	6,473
	Pep Boys-Manny Moe & Jack	652,681	6,462
	Lithia Motors Inc. Class A	279,840	6,450
*	Capella Education Co.	183,776	6,388
	Ethan Allen Interiors Inc.	317,354	6,325
*,^	Barnes & Noble Inc.	378,910	6,237
*	Career Education Corp.	923,295	6,177
	Core-Mark Holding Co. Inc.	125,397	6,037
	Sinclair Broadcast Group Inc. Class A	658,831	5,969
*	Denny's Corp.	1,324,156	5,879
*	Maidenform Brands Inc.	291,160	5,800
*	Arctic Cat Inc.	158,408	5,791
	Movado Group Inc.	222,557	5,568
*,^	Bridgepoint Education Inc.	254,715	5,553
*	Vera Bradley Inc.	256,352	5,404
*	OfficeMax Inc.	1,056,697	5,347
	Superior Industries International Inc.	318,032	5,206
*	Red Robin Gourmet Burgers Inc.	168,834	5,151
	Hot Topic Inc.	529,600	5,132
^	JAKKS Pacific Inc.	320,386	5,129
*,^	Blue Nile Inc.	171,708	5,101
*	Ruby Tuesday Inc.	731,944	4,985
*	rue21 inc	196,130	4,950
*	G-III Apparel Group Ltd.	208,488	4,939
*	Boyd Gaming Corp.	681,940	4,910
	Blyth Inc.	141,026	4,874
	Harte-Hanks Inc.	531,386	4,857
^	RadioShack Corp.	1,263,705	4,853
*	Krispy Kreme Doughnuts Inc.	758,358	4,846
*	EW Scripps Co. Class A	499,124	4,797
*	America's Car-Mart Inc.	122,441	4,757
	Callaway Golf Co.	786,703	4,649
*	Multimedia Games Holding Co. Inc.	330,827	4,632
*	Wet Seal Inc. Class A	1,379,266	4,358
*	Conn's Inc.	276,674	4,095
*	Amerigon Inc.	351,976	4,044
*	Bravo Brio Restaurant Group Inc.	225,829	4,027
*	Cavco Industries Inc.	77,081	3,953
	Universal Technical Institute Inc.	290,774	3,928
*	M/I Homes Inc.	224,470	3,888
	Nutrisystem Inc.	322,998	3,734
	PetMed Express Inc.	306,044	3,721
*	Digital Generation Inc.	298,520	3,693
*	Libbey Inc.	236,670	3,638

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Winnebago Industries Inc.	356,001	3,628
	Shoe Carnival Inc.	167,010	3,589
*	Modine Manufacturing Co.	517,553	3,587
*	Town Sports International Holdings Inc.	267,977	3,561
*	Quiksilver Inc.	1,513,132	3,526
*	Rentrak Corp.	170,345	3,518
*,^	Hovnanian Enterprises Inc. Class A	1,207,052	3,500
*	Fuel Systems Solutions Inc.	208,065	3,473
	Marcus Corp.	251,926	3,466
*	Federal-Mogul Corp.	305,532	3,361
*	Perry Ellis International Inc.	158,346	3,286
	Standard Motor Products Inc.	232,293	3,271
*	Caribou Coffee Co. Inc.	250,364	3,232
	Destination Maternity Corp.	143,632	3,102
*	Journal Communications Inc. Class A	598,089	3,086
*	Cumulus Media Inc. Class A	1,012,048	3,046
	Speedway Motorsports Inc.	174,576	2,952
*	Beazer Homes USA Inc.	907,345	2,949
	Benihana Inc. Class A	176,863	2,849
*	Corinthian Colleges Inc.	985,420	2,848
*	Exide Technologies	846,029	2,843
	Clear Channel Outdoor Holdings Inc. Class A	467,219	2,813
*	Carmike Cinemas Inc.	188,126	2,756
*	Citi Trends Inc.	176,975	2,732
*	Ruth's Hospitality Group Inc.	408,771	2,698
*,^	Zagg Inc.	243,945	2,661
	Carriage Services Inc. Class A	318,247	2,648
*	Stein Mart Inc.	330,604	2,628
	Haverty Furniture Cos. Inc.	234,118	2,615
	World Wrestling Entertainment Inc. Class A	332,286	2,598
	bebe stores inc	442,599	2,598
*	Black Diamond Inc.	272,412	2,574
*,^	Mattress Firm Holding Corp.	84,727	2,568
*,^	hhgregg Inc.	227,060	2,568
*	MarineMax Inc.	265,823	2,528
*	Unifi Inc.	221,250	2,507
*,^	Skullcandy Inc.	176,495	2,497
*	Fiesta Restaurant Group Inc.	187,152	2,476
*	Universal Electronics Inc.	174,340	2,296
*	Steinway Musical Instruments Inc.	93,498	2,291
*	Systemax Inc.	188,321	2,226
*	Talbots Inc.	873,283	2,201
*	Tuesday Morning Corp.	510,965	2,192
*	Famous Dave's Of America Inc.	197,918	2,187
*	West Marine Inc.	184,315	2,166
*	Kirkland's Inc.	189,729	2,134
	Hooker Furniture Corp.	178,152	2,100
*	VOXX International Corp. Class A	219,863	2,049
*	Stoneridge Inc.	299,958	2,043
	CSS Industries Inc.	98,942	2,033
	Cherokee Inc.	145,928	2,033
	Spartan Motors Inc.	380,558	1,994
*	Geeknet Inc.	100,443	1,991
	Mac-Gray Corp.	139,675	1,968
*	Casual Male Retail Group Inc.	523,221	1,899
	Weyco Group Inc.	81,377	1,886
*	Gordmans Stores Inc.	108,945	1,798
	Big 5 Sporting Goods Corp.	235,874	1,783
*	Fisher Communications Inc.	58,731	1,757
*	Body Central Corp.	191,245	1,721
*	Saga Communications Inc. Class A	45,952	1,705
*	Kenneth Cole Productions Inc. Class A	108,876	1,639
*	Teavana Holdings Inc.	120,954	1,636
*	Isle of Capri Casinos Inc.	260,949	1,610

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Luby's Inc.	236,190	1,582
*	TravelCenters of America LLC	311,380	1,579
	Lincoln Educational Services Corp.	242,095	1,574
*,^	McClatchy Co. Class A	707,015	1,555
*	Entercom Communications Corp. Class A	257,660	1,551
	Bassett Furniture Industries Inc.	148,869	1,535
	Winmark Corp.	25,754	1,508
*	Jamba Inc.	755,929	1,482
*	Vitacost.com Inc.	249,808	1,474
*,^	Premier Exhibitions Inc.	536,744	1,449
*,^	Overstock.com Inc.	202,515	1,399
*	Monarch Casino & Resort Inc.	153,094	1,399
	Strattec Security Corp.	65,085	1,369
	Lifetime Brands Inc.	106,782	1,332
	Flexsteel Industries Inc.	67,252	1,330
*	Sealy Corp.	714,597	1,322
	Superior Uniform Group Inc.	104,006	1,274
	Shiloh Industries Inc.	110,112	1,266
*,^	Daily Journal Corp.	14,678	1,259
	Einstein Noah Restaurant Group Inc.	70,579	1,239
*	Red Lion Hotels Corp.	141,270	1,222
*	MTR Gaming Group Inc.	255,698	1,215
*	Johnson Outdoors Inc. Class A	58,547	1,206
	Frisch's Restaurants Inc.	41,790	1,184
	Outdoor Channel Holdings Inc.	156,925	1,147
*	Delta Apparel Inc.	83,677	1,143
^	Martha Stewart Living Omnimedia Class A	334,904	1,139
	AH Belo Corp. Class A	282,231	1,135
*	Fiesta Restaurant Group Inc.	187,152	1,112
*	Zale Corp.	404,536	1,088
*	Nautilus Inc.	325,683	1,078
*	New York & Co. Inc.	309,131	1,076
*	1-800-Flowers.com Inc. Class A	307,645	1,074
	Dover Downs Gaming & Entertainment Inc.	355,462	1,070
^	Bon-Ton Stores Inc.	136,648	1,067
*	Morgans Hotel Group Co.	223,116	1,049
*	ReachLocal Inc.	95,269	1,048
*	Orbitz Worldwide Inc.	286,229	1,045
*	Gaiam Inc. Class A	266,128	1,038
*	LIN TV Corp. Class A	341,230	1,030
*,^	Pacific Sunwear of California Inc.	553,850	1,014
*,^	Bluegreen Corp.	200,908	996
*	Rocky Brands Inc.	75,295	993
*	Valuevision Media Inc. Class A	467,359	972
*	Reading International Inc. Class A	177,775	962
	Ambassadors Group Inc.	172,883	940
*	Rick's Cabaret International Inc.	107,071	928
*	K-Swiss Inc. Class A	295,760	911
*	Stanley Furniture Co. Inc.	227,672	908
*	Gray Television Inc.	602,146	885
*,^	Lee Enterprises Inc.	542,668	879
*	Joe's Jeans Inc.	832,167	874
	Marine Products Corp.	140,705	855
*	Cache Inc.	180,624	838
*	Build-A-Bear Workshop Inc.	168,197	804
*	Nexstar Broadcasting Group Inc. Class A	118,334	798
*	Tower International Inc.	73,247	769
*	Furniture Brands International Inc.	613,008	760
*	Lakes Entertainment Inc.	260,577	756
	Culp Inc.	73,700	755
	National American University Holdings Inc.	175,287	754
	Collectors Universe	51,188	751
	Entravision Communications Corp. Class A	611,275	740
*	School Specialty Inc.	219,289	715

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Dex One Corp.	728,768	681
*	Navarre Corp.	416,222	662
*,^	Radio One Inc.	678,120	636
*,^	Motorcar Parts of America Inc.	135,181	607
*	Learning Tree International Inc.	138,784	606
*	Kid Brands Inc.	298,606	597
*	Heelys Inc.	300,234	573
*	Century Casinos Inc.	202,361	550
*	Perfumania Holdings Inc.	64,655	536
*	US Auto Parts Network Inc.	127,515	533
	Escalade Inc.	93,954	520
*	Coldwater Creek Inc.	920,293	502
*	Trans World Entertainment Corp.	160,912	499
	Christopher & Banks Corp.	408,527	482
*,^	American Apparel Inc.	542,490	465
*	dELiA*s Inc.	299,242	464
*	Harris Interactive Inc.	402,259	455
*,^	Entertainment Gaming Asia Inc.	157,269	453
	Salem Communications Corp. Class A	81,595	446
*,^	Media General Inc. Class A	93,458	431
*	Orchard Supply Hardware Stores Corp. Class A	23,110	384
*	Dixie Group Inc.	99,243	377
*	Cosi Inc.	517,542	368
*,^	LodgeNet Interactive Corp.	280,561	368
*,^	Books-A-Million Inc.	112,514	360
*	UQM Technologies Inc.	401,083	349
*	Emerson Radio Corp.	169,085	343
*	SuperMedia Inc.	130,556	326
*	Dover Motorsports Inc.	236,518	307
	Canterbury Park Holding Corp.	24,382	271
	Skyline Corp.	50,767	258
	Gaming Partners International Corp.	41,577	255
*	Hastings Entertainment Inc.	121,119	240
	Duckwall-ALCO Stores Inc.	25,850	226
*	Hollywood Media Corp.	174,057	209
*,^	Empire Resorts Inc.	108,577	201
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	267,890	197
*	Cambium Learning Group Inc.	157,716	150
*	Hallwood Group Inc.	12,464	124
*	Sport Chalet Inc. Class A	65,485	97
*	Hovnanian Enterprises Inc. Class B	19,300	56
*	Dial Global Inc.	11,511	38
*,^	Universal Travel Group	42,843	29
*	Forward Industries Inc.	14,310	25
*	SPAR Group Inc.	16,145	19
	Bowl America Inc. Class A	664	8
*	Sport Chalet Inc. Class B	1,820	3
	Educational Development Corp.	281	1
	Koss Corp.	100	1
			22,689,244
Consumer Staples (9.8%)
	Procter & Gamble Co.	34,906,629	2,138,031
	Coca-Cola Co.	25,812,784	2,018,302
	Philip Morris International Inc.	21,820,764	1,904,080
	Wal-Mart Stores Inc.	23,870,234	1,664,233
	PepsiCo Inc.	19,904,285	1,406,437
	Altria Group Inc.	25,921,377	895,584
	Kraft Foods Inc.	21,284,220	821,997
	CVS Caremark Corp.	16,502,932	771,182
	Colgate-Palmolive Co.	6,077,125	632,629
	Costco Wholesale Corp.	5,511,530	523,595
	Kimberly-Clark Corp.	4,988,845	417,916
	Walgreen Co.	11,068,752	327,414
	General Mills Inc.	8,166,456	314,735

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Archer-Daniels-Midland Co.	8,381,874	247,433
	Sysco Corp.	7,403,484	220,698
	Lorillard Inc.	1,672,044	220,626
	HJ Heinz Co.	4,051,843	220,339
	Whole Foods Market Inc.	2,194,802	209,209
	Mead Johnson Nutrition Co.	2,579,672	207,689
	Reynolds American Inc.	4,387,216	196,854
	Estee Lauder Cos. Inc. Class A	2,987,286	161,672
	Kroger Co.	6,914,936	160,357
	Kellogg Co.	3,166,153	156,186
	Hershey Co.	1,983,766	142,891
	ConAgra Foods Inc.	5,227,616	135,552
*	Monster Beverage Corp.	1,876,114	133,579
	Dr Pepper Snapple Group Inc.	2,687,755	117,589
	Bunge Ltd.	1,845,152	115,765
	Clorox Co.	1,562,396	113,211
	Beam Inc.	1,786,797	111,657
	JM Smucker Co.	1,435,586	108,415
	Coca-Cola Enterprises Inc.	3,826,525	107,296
	Brown-Forman Corp. Class B	1,042,532	100,969
	Church & Dwight Co. Inc.	1,804,010	100,068
	McCormick & Co. Inc.	1,526,479	92,581
	Avon Products Inc.	5,457,335	88,463
	Campbell Soup Co.	2,421,463	80,828
	Molson Coors Brewing Co. Class B	1,884,750	78,424
	Tyson Foods Inc. Class A	3,784,500	71,262
	Herbalife Ltd.	1,472,551	71,168
*	Energizer Holdings Inc.	838,872	63,125
	Safeway Inc.	3,388,810	61,507
*	Constellation Brands Inc. Class A	2,238,874	60,584
	Hormel Foods Corp.	1,833,365	55,771
	Ingredion Inc.	964,684	47,771
*	Ralcorp Holdings Inc.	697,596	46,558
	Hillshire Brands Co.	1,498,265	43,435
*	Smithfield Foods Inc.	1,937,529	41,909
*	Dean Foods Co.	2,325,337	39,601
*	Green Mountain Coffee Roasters Inc.	1,659,342	36,140
	Flowers Foods Inc.	1,547,589	35,951
*	United Natural Foods Inc.	616,449	33,818
	Nu Skin Enterprises Inc. Class A	718,132	33,680
	Casey's General Stores Inc.	481,323	28,393
*	TreeHouse Foods Inc.	454,122	28,287
*	Hain Celestial Group Inc.	477,685	26,292
*	Fresh Market Inc.	485,893	26,058
*	Darling International Inc.	1,482,583	24,448
	Harris Teeter Supermarkets Inc.	592,237	24,276
	Lancaster Colony Corp.	241,276	17,181
	PriceSmart Inc.	244,843	16,529
	B&G Foods Inc. Class A	612,916	16,304
	Snyders-Lance Inc.	600,281	15,145
^	SUPERVALU Inc.	2,653,109	13,743
	Universal Corp.	289,890	13,431
*,^	Boston Beer Co. Inc. Class A	109,189	13,212
*	Elizabeth Arden Inc.	332,013	12,885
*	Rite Aid Corp.	8,466,402	11,853
	Fresh Del Monte Produce Inc.	502,967	11,805
	Sanderson Farms Inc.	247,884	11,358
	J&J Snack Foods Corp.	186,635	11,030
*	Post Holdings Inc.	345,272	10,617
^	Vector Group Ltd.	603,043	10,264
*	Prestige Brands Holdings Inc.	627,458	9,920
	WD-40 Co.	192,015	9,564
*	Spectrum Brands Holdings Inc.	291,436	9,492
	Andersons Inc.	219,412	9,360

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Cal-Maine Foods Inc.	176,633	6,906
*	Smart Balance Inc.	727,847	6,834
	Weis Markets Inc.	148,128	6,595
*,^	Star Scientific Inc.	1,342,334	6,121
	Tootsie Roll Industries Inc.	241,618	5,765
*	Pilgrim's Pride Corp.	798,990	5,713
	Coca-Cola Bottling Co. Consolidated	81,568	5,243
*	Susser Holdings Corp.	138,823	5,160
	Spartan Stores Inc.	284,109	5,151
^	Diamond Foods Inc.	272,547	4,862
*	Central Garden and Pet Co. Class A	437,183	4,761
*,^	Dole Food Co. Inc.	494,841	4,345
*	Pantry Inc.	282,012	4,146
*	USANA Health Sciences Inc.	95,724	3,936
	Nash Finch Co.	169,982	3,651
	Calavo Growers Inc.	141,396	3,617
*	Alliance One International Inc.	1,007,035	3,484
	Inter Parfums Inc.	201,006	3,471
*	Medifast Inc.	171,495	3,375
*	Schiff Nutrition International Inc.	164,352	2,950
	Village Super Market Inc. Class A	86,219	2,809
*	Chiquita Brands International Inc.	554,928	2,775
*	John B Sanfilippo & Son Inc.	151,594	2,706
*	Revlon Inc. Class A	190,018	2,704
*	Chefs' Warehouse Inc.	137,929	2,490
*,^	Central European Distribution Corp.	819,306	2,343
*	Central Garden and Pet Co.	224,066	2,326
*	Nutraceutical International Corp.	147,820	2,254
	Nature's Sunshine Products Inc.	146,981	2,219
*	Seneca Foods Corp. Class A	80,487	2,165
	Oil-Dri Corp. of America	95,706	2,096
*	National Beverage Corp.	134,438	2,009
*	Physicians Formula Holdings Inc.	552,379	1,928
	Ingles Markets Inc. Class A	120,077	1,925
	DE Master Blenders	155,841	1,757
*	Inventure Foods Inc.	272,619	1,718
^	Limoneira Co.	104,815	1,700
*	Omega Protein Corp.	221,132	1,628
	Alico Inc.	43,345	1,324
	Female Health Co.	220,807	1,296
	Orchids Paper Products Co.	69,151	1,223
	Lifeway Foods Inc.	95,840	994
	Griffin Land & Nurseries Inc.	29,103	815
*	Overhill Farms Inc.	180,429	707
*	Craft Brew Alliance Inc.	86,417	707
*	Farmer Bros Co.	66,419	529
	MGP Ingredients Inc.	91,833	295
	Reliv International Inc.	146,638	235
*,^	Primo Water Corp.	178,443	198
*	Mannatech Inc.	21,837	151
*	Jones Soda Co.	179,030	57
*	Crystal Rock Holdings Inc.	32,920	34
*	Bridgford Foods Corp.	200	2
			18,732,418
Energy (10.0%)
	Exxon Mobil Corp.	59,734,064	5,111,444
	Chevron Corp.	25,053,497	2,643,144
	Schlumberger Ltd.	16,909,397	1,097,589
	Occidental Petroleum Corp.	10,277,209	881,476
	ConocoPhillips	15,404,726	860,816
	Apache Corp.	4,870,129	428,036
	Anadarko Petroleum Corp.	6,315,304	418,073
	National Oilwell Varco Inc.	5,375,655	346,407
	Halliburton Co.	11,656,895	330,939

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	EOG Resources Inc.	3,408,881	307,174
	Devon Energy Corp.	4,863,259	282,020
*	Phillips 66	7,989,434	265,569
	Spectra Energy Corp.	8,248,997	239,716
	Marathon Oil Corp.	8,914,086	227,933
	Baker Hughes Inc.	5,543,477	227,837
	Williams Cos. Inc.	7,500,935	216,177
	Marathon Petroleum Corp.	4,403,238	197,793
	Kinder Morgan Inc.	6,071,619	195,628
	Noble Energy Inc.	2,240,877	190,071
	Valero Energy Corp.	7,031,893	169,820
	Hess Corp.	3,874,619	168,352
	Chesapeake Energy Corp.	8,388,539	156,027
*	Southwestern Energy Co.	4,419,535	141,116
*	Cameron International Corp.	3,115,175	133,049
	Pioneer Natural Resources Co.	1,482,887	130,805
	Range Resources Corp.	2,048,400	126,734
*	Weatherford International Ltd.	9,596,834	121,208
*	FMC Technologies Inc.	3,027,668	118,775
	Murphy Oil Corp.	2,332,503	117,302
*	Concho Resources Inc.	1,247,691	106,203
	Cabot Oil & Gas Corp.	2,657,365	104,700
	Noble Corp.	3,189,891	103,767
	EQT Corp.	1,896,151	101,691
	HollyFrontier Corp.	2,505,579	88,773
	CONSOL Energy Inc.	2,877,097	87,003
	Peabody Energy Corp.	3,447,582	84,535
*	Kinder Morgan Management LLC	1,141,057	83,776
*	Denbury Resources Inc.	4,935,803	74,580
	Core Laboratories NV	603,138	69,904
	QEP Resources Inc.	2,243,901	67,250
	Oceaneering International Inc.	1,368,154	65,480
	Sunoco Inc.	1,352,920	64,264
*	Whiting Petroleum Corp.	1,487,613	61,171
	Cimarex Energy Co.	1,085,724	59,845
	Helmerich & Payne Inc.	1,355,633	58,943
*	Plains Exploration & Production Co.	1,618,378	56,934
*	Cobalt International Energy Inc.	2,324,295	54,621
*	Nabors Industries Ltd.	3,643,721	52,470
	Diamond Offshore Drilling Inc.	880,676	52,074
*	Rowan Cos. plc Class A	1,565,913	50,626
*	Newfield Exploration Co.	1,703,208	49,921
*,^	Ultra Petroleum Corp.	1,927,716	44,472
*	Tesoro Corp.	1,776,352	44,338
*	Oil States International Inc.	652,481	43,194
*	Dresser-Rand Group Inc.	951,547	42,382
	Energen Corp.	909,501	41,046
*	WPX Energy Inc.	2,505,315	40,536
*	Superior Energy Services Inc.	1,987,973	40,217
	SM Energy Co.	808,435	39,702
*	Continental Resources Inc.	570,228	37,989
	World Fuel Services Corp.	896,857	34,107
*	McDermott International Inc.	2,968,684	33,071
*	SandRidge Energy Inc.	4,644,063	31,069
	Tidewater Inc.	647,813	30,033
	Patterson-UTI Energy Inc.	1,964,110	28,597
*	Dril-Quip Inc.	431,114	28,277
*	Cheniere Energy Inc.	1,906,895	28,108
*	Atwood Oceanics Inc.	738,740	27,954
*	Kodiak Oil & Gas Corp.	3,321,911	27,273
	Energy XXI Bermuda Ltd.	858,240	26,854
*	Rosetta Resources Inc.	671,582	24,607
*	Alpha Natural Resources Inc.	2,773,616	24,158
	Berry Petroleum Co. Class A	591,932	23,476

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	SEACOR Holdings Inc.	257,003	22,971
	Lufkin Industries Inc.	418,242	22,719
*	Oasis Petroleum Inc.	932,243	22,542
*	Helix Energy Solutions Group Inc.	1,270,528	20,849
*	Unit Corp.	546,296	20,153
^	CARBO Ceramics Inc.	260,579	19,994
	Arch Coal Inc.	2,681,297	18,474
	Bristow Group Inc.	450,503	18,322
*	Gran Tierra Energy Inc.	3,493,801	17,155
*,^	McMoRan Exploration Co.	1,312,372	16,628
	Western Refining Inc.	744,370	16,577
*	Hornbeck Offshore Services Inc.	421,003	16,326
	Targa Resources Corp.	371,897	15,880
*	SemGroup Corp. Class A	474,908	15,164
*	Stone Energy Corp.	585,140	14,827
*	Key Energy Services Inc.	1,799,603	13,677
*,^	Clean Energy Fuels Corp.	857,908	13,298
	Enbridge Energy Management LLC	412,520	13,188
*	Cloud Peak Energy Inc.	770,649	13,032
*	Bill Barrett Corp.	601,690	12,888
^	EXCO Resources Inc.	1,637,748	12,430
*	Gulfport Energy Corp.	595,508	12,285
*	Northern Oil and Gas Inc.	758,956	12,098
*	Carrizo Oil & Gas Inc.	465,200	10,937
*	Forest Oil Corp.	1,458,273	10,689
*	ION Geophysical Corp.	1,573,602	10,370
*	Gulfmark Offshore Inc.	303,084	10,317
*	Swift Energy Co.	529,318	9,851
^	RPC Inc.	825,838	9,819
*	Contango Oil & Gas Co.	163,903	9,703
*	Exterran Holdings Inc.	757,068	9,653
*,^	C&J Energy Services Inc.	521,381	9,646
*	GeoResources Inc.	258,759	9,473
*	Comstock Resources Inc.	574,050	9,426
*	PDC Energy Inc.	375,292	9,202
*	Approach Resources Inc.	322,937	8,248
*	Magnum Hunter Resources Corp.	1,961,515	8,199
*,^	Halcon Resources Corp.	814,465	7,689
	Crosstex Energy Inc.	521,340	7,299
	W&T Offshore Inc.	454,884	6,960
*	TETRA Technologies Inc.	956,316	6,818
*	Newpark Resources Inc.	1,152,361	6,799
*	OYO Geospace Corp.	75,019	6,751
*	Laredo Petroleum Holdings Inc.	321,570	6,689
*	Parker Drilling Co.	1,479,303	6,672
*,^	Quicksilver Resources Inc.	1,163,649	6,307
*	Pioneer Drilling Co.	781,527	6,229
*	Energy Partners Ltd.	368,526	6,228
*	Rex Energy Corp.	544,446	6,103
*	Hercules Offshore Inc.	1,648,775	5,837
*	CVR Energy Inc.	219,013	5,821
*	Resolute Energy Corp.	602,701	5,768
*	Vaalco Energy Inc.	665,752	5,745
*	Rentech Inc.	2,775,713	5,718
*	Heckmann Corp.	1,681,618	5,684
*	Tesco Corp.	421,119	5,053
*,^	Solazyme Inc.	362,903	5,044
	Gulf Island Fabrication Inc.	174,920	4,934
*	Clayton Williams Energy Inc.	98,031	4,743
*,^	Goodrich Petroleum Corp.	330,265	4,577
*,^	Endeavour International Corp.	516,417	4,338
*	PHI Inc.	150,992	4,199
	Penn Virginia Corp.	561,659	4,123
	Overseas Shipholding Group Inc.	351,543	3,906

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Basic Energy Services Inc.	369,889	3,817
*	FX Energy Inc.	631,324	3,756
*	Petroquest Energy Inc.	748,896	3,744
*	Venoco Inc.	372,985	3,734
*	Willbros Group Inc.	560,916	3,623
*	Matrix Service Co.	313,145	3,554
*	Harvest Natural Resources Inc.	414,704	3,546
*	Cal Dive International Inc.	1,194,184	3,463
*	Abraxas Petroleum Corp.	1,033,800	3,298
*	Sanchez Energy Corp.	151,778	3,157
*	Vantage Drilling Co.	2,053,429	3,080
*	Triangle Petroleum Corp.	531,820	2,968
	Panhandle Oil and Gas Inc. Class A	97,665	2,944
*,^	BPZ Resources Inc.	1,112,033	2,813
*	Lone Pine Resources Inc.	998,013	2,744
*	TransAtlantic Petroleum Ltd.	2,426,615	2,621
*	Callon Petroleum Co.	586,084	2,497
*	Bonanza Creek Energy Inc.	148,829	2,475
	Bolt Technology Corp.	164,548	2,470
	Delek US Holdings Inc.	139,145	2,448
*	Crimson Exploration Inc.	528,252	2,425
*	Mitcham Industries Inc.	142,780	2,423
*	REX American Resources Corp.	119,191	2,327
*	Warren Resources Inc.	914,040	2,194
*	Dawson Geophysical Co.	91,848	2,188
*	Natural Gas Services Group Inc.	141,975	2,104
	Apco Oil and Gas International Inc.	115,012	2,076
*,^	Uranium Energy Corp.	881,659	2,019
*	Green Plains Renewable Energy Inc.	306,386	1,912
*,^	ATP Oil & Gas Corp.	560,613	1,895
*,^	USEC Inc.	1,756,889	1,739
*,^	Miller Energy Resources Inc.	336,956	1,685
*	TGC Industries Inc.	171,271	1,663
*	Evolution Petroleum Corp.	198,386	1,655
	Alon USA Energy Inc.	187,678	1,588
*	CREDO Petroleum Corp.	107,871	1,561
*,^	Hyperdynamics Corp.	1,843,386	1,545
*,^	Amyris Inc.	330,364	1,463
*	Global Geophysical Services Inc.	227,518	1,392
*,^	James River Coal Co.	499,937	1,355
*,^	Patriot Coal Corp.	1,102,279	1,345
*	RigNet Inc.	77,315	1,344
*,^	Isramco Inc.	11,810	1,299
*	ZaZa Energy Corp.	284,016	1,284
*	Gastar Exploration Ltd.	654,733	1,264
*	Westmoreland Coal Co.	144,386	1,162
*,^	Uranerz Energy Corp.	786,052	1,140
	Adams Resources & Energy Inc.	25,851	1,084
*,^	Gevo Inc.	205,633	1,022
*	Double Eagle Petroleum Co.	220,979	968
*,^	KiOR Inc.	99,734	893
*	Syntroleum Corp.	1,258,283	849
*	Union Drilling Inc.	183,171	821
*,^	Uranium Resources Inc.	1,226,138	760
*	US Energy Corp. Wyoming	321,367	758
*	CAMAC Energy Inc.	1,026,240	646
*	Verenium Corp.	176,670	553
*,^	Saratoga Resources Inc.	86,184	507
*,^	GMX Resources Inc.	587,108	476
*	ENGlobal Corp.	223,251	335
*,^	Houston American Energy Corp.	221,330	248
*	GeoGlobal Resources Inc.	609,855	232
*	Gasco Energy Inc.	1,247,812	218
*	Barnwell Industries Inc.	69,987	208

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	HKN Inc.	78,778	187
*	Oilsands Quest Inc.	3,745,176	159
*	PrimeEnergy Corp.	3,540	94
*	GreenHunter Energy Inc.	36,142	74
*	GeoMet Inc.	107,708	34
*	PostRock Energy Corp.	19,109	30
*,^	Geokinetics Inc.	42,606	12
*,^	Cubic Energy Inc.	26,705	11
			18,984,043
Financials (15.3%)
	Wells Fargo & Co.	63,486,618	2,122,993
	JPMorgan Chase & Co.	48,154,586	1,720,563
	Bank of America Corp.	136,011,959	1,112,578
	Citigroup Inc.	37,114,908	1,017,320
*	Berkshire Hathaway Inc. Class B	10,310,044	859,136
	US Bancorp	24,214,035	778,723
	American Express Co.	13,302,720	774,351
	Simon Property Group Inc.	3,772,961	587,299
	Goldman Sachs Group Inc.	5,956,801	571,019
	PNC Financial Services Group Inc.	6,684,731	408,504
	American Tower Corporation	4,989,074	348,786
	Capital One Financial Corp.	6,314,580	345,155
	Bank of New York Mellon Corp.	15,266,581	335,101
	MetLife Inc.	10,746,054	331,516
	Travelers Cos. Inc.	4,979,602	317,898
	ACE Ltd.	4,271,254	316,628
	Prudential Financial Inc.	5,928,852	287,134
	BlackRock Inc.	1,675,880	284,598
	State Street Corp.	6,180,390	275,893
	Morgan Stanley	18,799,924	274,291
	BB&T Corp.	8,832,427	272,480
	Public Storage	1,844,525	266,368
	Aflac Inc.	5,917,367	252,021
	Chubb Corp.	3,434,832	250,124
*	American International Group Inc.	7,663,560	245,924
	Equity Residential	3,803,083	237,160
	Discover Financial Services	6,713,343	232,147
	Ventas Inc.	3,659,372	230,980
	HCP Inc.	5,187,393	229,023
	Allstate Corp.	6,338,949	222,434
	Marsh & McLennan Cos. Inc.	6,883,482	221,855
	CME Group Inc.	799,339	214,311
	Franklin Resources Inc.	1,914,675	212,510
	Annaly Capital Management Inc.	12,289,938	206,225
	Boston Properties Inc.	1,878,378	203,560
	T. Rowe Price Group Inc.	3,211,433	202,192
	Prologis Inc.	5,815,012	193,233
	Aon plc	3,912,480	183,026
	Vornado Realty Trust	2,109,286	177,138
	Charles Schwab Corp.	13,684,427	176,940
	AvalonBay Communities Inc.	1,205,728	170,586
	SunTrust Banks Inc.	6,790,953	164,545
	Loews Corp.	4,019,841	164,452
	Fifth Third Bancorp	11,647,103	156,071
	Health Care REIT Inc.	2,662,589	155,229
	Progressive Corp.	7,357,973	153,267
	Weyerhaeuser Co.	6,796,920	151,979
	Ameriprise Financial Inc.	2,834,492	148,131
	Host Hotels & Resorts Inc.	8,959,817	141,744
	American Capital Agency Corp.	3,799,227	127,692
	Invesco Ltd.	5,649,992	127,690
	Northern Trust Corp.	2,749,762	126,544

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* IntercontinentalExchange Inc.	918,995	124,965
Regions Financial Corp.	17,888,256	120,746
M&T Bank Corp.	1,441,386	119,015
Digital Realty Trust Inc.	1,523,280	114,353
* Berkshire Hathaway Inc. Class A	826	103,205
Principal Financial Group Inc.	3,817,751	100,140
Macerich Co.	1,669,480	98,583
Kimco Realty Corp.	5,147,755	97,962
General Growth Properties Inc.	5,341,343	96,625
Hartford Financial Services Group Inc.	5,310,120	93,617
KeyCorp	12,068,395	93,409
Moody's Corp.	2,540,439	92,853
SL Green Realty Corp.	1,094,308	87,807
* CIT Group Inc.	2,413,659	86,023
UDR Inc.	3,317,479	85,724
XL Group plc Class A	4,014,008	84,455
Federal Realty Investment Trust	806,569	83,956
NYSE Euronext	3,280,897	83,925
Lincoln National Corp.	3,743,152	81,863
Plum Creek Timber Co. Inc.	2,041,735	81,057
Willis Group Holdings plc	2,206,028	80,498
Comerica Inc.	2,499,729	76,767
Cincinnati Financial Corp.	1,950,037	74,238
* Affiliated Managers Group Inc.	655,867	71,785
Realty Income Corp.	1,688,392	70,524
Unum Group	3,680,336	70,405
Everest Re Group Ltd.	679,671	70,339
Huntington Bancshares Inc.	10,946,451	70,057
Rayonier Inc.	1,549,251	69,561
New York Community Bancorp Inc.	5,535,877	69,365
Essex Property Trust Inc.	440,669	67,828
Camden Property Trust	998,454	67,565
* Arch Capital Group Ltd.	1,699,566	67,456
Torchmark Corp.	1,277,805	64,593
* CBRE Group Inc. Class A	3,943,277	64,512
PartnerRe Ltd.	827,527	62,619
WR Berkley Corp.	1,481,583	57,663
Alexandria Real Estate Equities Inc.	783,467	56,974
Taubman Centers Inc.	735,271	56,734
Leucadia National Corp.	2,632,823	56,000
* Alleghany Corp.	160,373	54,487
Liberty Property Trust	1,471,202	54,199
Regency Centers Corp.	1,139,285	54,196
SLM Corp.	3,442,209	54,077
People's United Financial Inc.	4,552,222	52,851
* MSCI Inc. Class A	1,538,036	52,324
Arthur J Gallagher & Co.	1,481,335	51,950
* Markel Corp.	115,546	51,037
Raymond James Financial Inc.	1,461,726	50,050
Fidelity National Financial Inc. Class A	2,587,782	49,841
Axis Capital Holdings Ltd.	1,525,188	49,645
RenaissanceRe Holdings Ltd.	651,871	49,549
Reinsurance Group of America Inc. Class A	927,168	49,335
Apartment Investment & Management Co. Class A	1,824,598	49,319
Duke Realty Corp.	3,273,254	47,920
BRE Properties Inc.	951,705	47,604
TD Ameritrade Holding Corp.	2,768,426	47,063
Senior Housing Properties Trust	2,051,542	45,790
Zions Bancorporation	2,323,025	45,113
Ares Capital Corp.	2,795,575	44,617
East West Bancorp Inc.	1,879,012	44,082
* American Capital Ltd.	4,319,271	43,495
Legg Mason Inc.	1,645,894	43,402
HCC Insurance Holdings Inc.	1,354,681	42,537

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
American Campus Communities Inc.	942,585	42,397
Brown & Brown Inc.	1,536,108	41,890
Kilroy Realty Corp.	861,957	41,727
DDR Corp.	2,797,961	40,962
Cullen/Frost Bankers Inc.	695,811	40,002
Assurant Inc.	1,140,296	39,728
Eaton Vance Corp.	1,462,796	39,422
Jones Lang LaSalle Inc.	550,112	38,711
* First Republic Bank	1,151,558	38,692
Douglas Emmett Inc.	1,674,267	38,676
Hospitality Properties Trust	1,561,370	38,675
Hudson City Bancorp Inc.	5,988,480	38,147
Weingarten Realty Investors	1,447,422	38,125
Piedmont Office Realty Trust Inc. Class A	2,181,438	37,543
Home Properties Inc.	609,832	37,419
Extra Space Storage Inc.	1,222,836	37,419
White Mountains Insurance Group Ltd.	71,252	37,176
NASDAQ OMX Group Inc.	1,639,267	37,162
Allied World Assurance Co. Holdings AG	465,665	37,006
National Retail Properties Inc.	1,302,526	36,848
Tanger Factory Outlet Centers	1,147,311	36,771
Commerce Bancshares Inc.	967,917	36,684
American Financial Group Inc.	928,280	36,416
BioMed Realty Trust Inc.	1,944,183	36,317
SEI Investments Co.	1,789,799	35,599
* Signature Bank	582,439	35,511
MFA Financial Inc.	4,498,353	35,492
Mid-America Apartment Communities Inc.	514,021	35,077
* Genworth Financial Inc. Class A	6,193,314	35,054
CBL & Associates Properties Inc.	1,776,784	34,718
Hatteras Financial Corp.	1,199,235	34,298
Equity Lifestyle Properties Inc.	495,875	34,201
First Niagara Financial Group Inc.	4,445,989	34,012
Post Properties Inc.	671,018	32,846
ProAssurance Corp.	366,938	32,691
Waddell & Reed Financial Inc. Class A	1,079,298	32,681
* SVB Financial Group	549,313	32,256
Mack-Cali Realty Corp.	1,105,817	32,146
LaSalle Hotel Properties	1,079,487	31,456
CBOE Holdings Inc.	1,122,231	31,063
Hancock Holding Co.	1,014,599	30,884
Highwoods Properties Inc.	915,734	30,814
Chimera Investment Corp.	12,955,485	30,575
Starwood Property Trust Inc.	1,429,088	30,454
Protective Life Corp.	1,035,480	30,453
Omega Healthcare Investors Inc.	1,308,143	29,433
City National Corp.	604,957	29,389
Assured Guaranty Ltd.	2,068,358	29,164
Associated Banc-Corp	2,203,078	29,059
* E*TRADE Financial Corp.	3,571,589	28,716
First Horizon National Corp.	3,294,096	28,494
Two Harbors Investment Corp.	2,699,390	27,966
Invesco Mortgage Capital Inc.	1,457,003	26,721
Bank of Hawaii Corp.	579,837	26,644
Erie Indemnity Co. Class A	362,913	25,988
Aspen Insurance Holdings Ltd.	894,308	25,846
^ Federated Investors Inc. Class B	1,179,296	25,768
Old Republic International Corp.	3,074,320	25,486
Fulton Financial Corp.	2,535,857	25,333
Capitol Federal Financial Inc.	2,120,437	25,191
Valley National Bancorp	2,364,584	25,065
* Ocwen Financial Corp.	1,313,695	24,671
Validus Holdings Ltd.	763,712	24,462
Entertainment Properties Trust	591,010	24,296

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Prosperity Bancshares Inc.	567,516	23,853
	CNO Financial Group Inc.	3,057,652	23,850
	Washington REIT	837,893	23,838
*	Forest City Enterprises Inc. Class A	1,614,848	23,577
	LPL Financial Holdings Inc.	697,494	23,554
	Healthcare Realty Trust Inc.	984,191	23,463
	Colonial Properties Trust	1,055,553	23,370
	Susquehanna Bancshares Inc.	2,252,319	23,199
	Washington Federal Inc.	1,358,801	22,950
	FirstMerit Corp.	1,378,898	22,779
	DuPont Fabros Technology Inc.	793,017	22,649
	First American Financial Corp.	1,315,754	22,315
	Brandywine Realty Trust	1,803,685	22,257
	TCF Financial Corp.	1,938,128	22,250
*	Howard Hughes Corp.	359,481	22,158
	Hanover Insurance Group Inc.	564,615	22,093
	Jefferies Group Inc.	1,688,330	21,931
	RLJ Lodging Trust	1,209,112	21,921
	DiamondRock Hospitality Co.	2,121,264	21,637
*	Popular Inc.	1,297,800	21,556
	Corporate Office Properties Trust	908,605	21,361
	CapitalSource Inc.	3,177,670	21,354
	Alterra Capital Holdings Ltd.	908,243	21,207
	UMB Financial Corp.	410,312	21,020
	StanCorp Financial Group Inc.	561,690	20,872
	Endurance Specialty Holdings Ltd.	541,531	20,751
	BOK Financial Corp.	352,486	20,515
	Webster Financial Corp.	941,198	20,386
	CommonWealth REIT	1,053,770	20,148
*	Stifel Financial Corp.	646,280	19,970
	Kemper Corp.	648,828	19,951
*,^	MBIA Inc.	1,826,538	19,745
	DCT Industrial Trust Inc.	3,123,883	19,680
	CYS Investments Inc.	1,412,294	19,447
	Synovus Financial Corp.	9,814,475	19,433
*	Texas Capital Bancshares Inc.	474,859	19,180
	Apollo Investment Corp.	2,496,754	19,175
	FNB Corp.	1,763,063	19,165
	Trustmark Corp.	770,921	18,872
*	Sunstone Hotel Investors Inc.	1,716,439	18,864
	Umpqua Holdings Corp.	1,426,613	18,774
	EastGroup Properties Inc.	352,094	18,767
	Janus Capital Group Inc.	2,375,727	18,578
	Iberiabank Corp.	367,586	18,545
	Sovran Self Storage Inc.	362,878	18,177
	Platinum Underwriters Holdings Ltd.	465,691	17,743
	Glimcher Realty Trust	1,726,380	17,644
^	Prospect Capital Corp.	1,537,382	17,511
	CubeSmart	1,449,267	16,913
	Westamerica Bancorporation	354,712	16,739
	Pebblebrook Hotel Trust	717,451	16,724
	Equity One Inc.	786,482	16,673
	PS Business Parks Inc.	244,149	16,534
	RLI Corp.	241,375	16,462
	Medical Properties Trust Inc.	1,710,958	16,459
	United Bankshares Inc.	634,684	16,426
	Cash America International Inc.	371,744	16,372
	Primerica Inc.	608,614	16,268
	Wintrust Financial Corp.	455,469	16,169
	Potlatch Corp.	504,680	16,119
	Montpelier Re Holdings Ltd.	749,540	15,958
	Capstead Mortgage Corp.	1,141,254	15,875
	National Penn Bancshares Inc.	1,638,807	15,683
	Cathay General Bancorp	946,180	15,621

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
^	ARMOUR Residential REIT Inc.	2,190,494	15,574
	BancorpSouth Inc.	1,060,544	15,399
	National Health Investors Inc.	298,443	15,197
	Northwest Bancshares Inc.	1,287,278	15,074
*	Altisource Portfolio Solutions SA	205,473	15,047
^	Lexington Realty Trust	1,767,893	14,974
*	Knight Capital Group Inc. Class A	1,250,899	14,936
	Mercury General Corp.	347,710	14,489
	Old National Bancorp	1,194,013	14,340
*	First Cash Financial Services Inc.	353,883	14,215
	Glacier Bancorp Inc.	909,174	14,083
	Sun Communities Inc.	317,183	14,032
	MB Financial Inc.	649,515	13,991
	LTC Properties Inc.	379,696	13,775
*,^	St. Joe Co.	866,571	13,700
*	Ezcorp Inc. Class A	570,106	13,375
*	Strategic Hotels & Resorts Inc.	2,042,911	13,197
	International Bancshares Corp.	675,501	13,186
	Symetra Financial Corp.	1,040,706	13,134
	CVB Financial Corp.	1,120,882	13,058
*	First Industrial Realty Trust Inc.	1,025,522	12,942
	Education Realty Trust Inc.	1,161,333	12,868
	Community Bank System Inc.	465,081	12,613
	Acadia Realty Trust	540,925	12,539
*	World Acceptance Corp.	188,757	12,420
	Redwood Trust Inc.	990,611	12,363
*	PHH Corp.	705,206	12,327
	Greenhill & Co. Inc.	345,671	12,323
	Anworth Mortgage Asset Corp.	1,709,674	12,053
	Selective Insurance Group Inc.	691,111	12,032
*	Enstar Group Ltd.	121,502	12,021
	PrivateBancorp Inc. Class A	811,904	11,984
	MarketAxess Holdings Inc.	449,528	11,975
	Hersha Hospitality Trust Class A	2,256,031	11,912
	First Financial Bancorp	724,494	11,577
	Newcastle Investment Corp.	1,703,783	11,415
	Argo Group International Holdings Ltd.	389,365	11,397
	Bank of the Ozarks Inc.	367,429	11,052
*	TFS Financial Corp.	1,151,359	10,995
	Astoria Financial Corp.	1,120,537	10,981
	Alexander's Inc.	25,178	10,854
	First Financial Bankshares Inc.	313,054	10,819
	First Citizens BancShares Inc. Class A	64,812	10,801
*	Credit Acceptance Corp.	126,982	10,721
^	Park National Corp.	153,538	10,709
	Government Properties Income Trust	470,554	10,644
*	Financial Engines Inc.	487,514	10,457
	BankUnited Inc.	439,964	10,374
	Provident Financial Services Inc.	675,359	10,367
	First Midwest Bancorp Inc.	937,649	10,295
	Fifth Street Finance Corp.	1,023,438	10,214
	PennyMac Mortgage Investment Trust	517,021	10,201
	Amtrust Financial Services Inc.	341,547	10,147
	American Assets Trust Inc.	414,473	10,051
	Pennsylvania REIT	669,055	10,022
*	BBCN Bancorp Inc.	917,441	9,991
	Tower Group Inc.	474,322	9,899
	American Capital Mortgage Investment Corp.	412,481	9,850
	Franklin Street Properties Corp.	925,574	9,793
	Solar Capital Ltd.	431,788	9,612
*	Western Alliance Bancorp	1,023,227	9,577
*	DFC Global Corp.	518,851	9,562
*	Greenlight Capital Re Ltd. Class A	375,567	9,547
*	Investors Bancorp Inc.	620,619	9,365

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Inland Real Estate Corp.	1,105,064	9,260
	Columbia Banking System Inc.	489,723	9,217
	CreXus Investment Corp.	903,327	9,187
	NBT Bancorp Inc.	419,612	9,059
	Associated Estates Realty Corp.	605,797	9,057
	Cousins Properties Inc.	1,164,796	9,027
	BlackRock Kelso Capital Corp.	909,965	8,881
	PacWest Bancorp	374,716	8,870
	Infinity Property & Casualty Corp.	153,743	8,866
	First Commonwealth Financial Corp.	1,298,192	8,737
	Horace Mann Educators Corp.	495,608	8,663
*	Citizens Republic Bancorp Inc.	505,674	8,662
	NorthStar Realty Finance Corp.	1,649,505	8,610
	Home BancShares Inc.	279,019	8,532
^	Main Street Capital Corp.	350,488	8,482
	Investors Real Estate Trust	1,060,907	8,381
	Interactive Brokers Group Inc.	566,635	8,341
	Employers Holdings Inc.	460,351	8,305
^	Cohen & Steers Inc.	240,228	8,290
	Nelnet Inc. Class A	350,859	8,070
	Walter Investment Management Corp.	343,647	8,055
*	Pinnacle Financial Partners Inc.	410,760	8,014
	Sabra Health Care REIT Inc.	457,577	7,829
	Boston Private Financial Holdings Inc.	867,105	7,743
	American Equity Investment Life Holding Co.	697,968	7,685
	Brookline Bancorp Inc.	864,825	7,654
	Oritani Financial Corp.	531,725	7,652
*	National Financial Partners Corp.	569,836	7,636
	Retail Opportunity Investments Corp.	627,924	7,573
	Evercore Partners Inc. Class A	323,526	7,567
	Triangle Capital Corp.	328,927	7,493
	Hudson Pacific Properties Inc.	424,191	7,385
*	Navigators Group Inc.	147,282	7,371
	First Potomac Realty Trust	624,109	7,346
	Independent Bank Corp.	249,859	7,298
*	Sterling Financial Corp.	384,339	7,260
	Chemical Financial Corp.	336,033	7,225
*	FelCor Lodging Trust Inc.	1,536,553	7,222
	Ramco-Gershenson Properties Trust	566,329	7,119
	Colony Financial Inc.	411,000	7,110
	American National Insurance Co.	99,275	7,075
	PennantPark Investment Corp.	677,895	7,016
	Chesapeake Lodging Trust	405,453	6,982
	Ashford Hospitality Trust Inc.	816,232	6,881
	Hercules Technology Growth Capital Inc.	606,470	6,877
*	Hilltop Holdings Inc.	657,622	6,780
*	AMERISAFE Inc.	261,192	6,778
	BGC Partners Inc. Class A	1,151,197	6,758
	Coresite Realty Corp.	261,486	6,752
*	MGIC Investment Corp.	2,343,584	6,750
*	iStar Financial Inc.	1,042,915	6,727
	Dynex Capital Inc.	642,124	6,665
	KBW Inc.	403,560	6,639
	WesBanco Inc.	311,996	6,633
	Saul Centers Inc.	152,771	6,549
	Safety Insurance Group Inc.	160,462	6,521
	ViewPoint Financial Group Inc.	414,362	6,481
	S&T Bancorp Inc.	347,889	6,426
	Getty Realty Corp.	333,228	6,381
	TrustCo Bank Corp. NY	1,157,118	6,318
^	City Holding Co.	187,369	6,312
	Universal Health Realty Income Trust	149,496	6,209
	SCBT Financial Corp.	175,760	6,196
*,^	Green Dot Corp. Class A	279,641	6,186

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Berkshire Hills Bancorp Inc.	279,917	6,158
*	Piper Jaffray Cos.	260,440	6,102
*	PICO Holdings Inc.	272,172	6,099
*	Virtus Investment Partners Inc.	75,004	6,075
	Duff & Phelps Corp. Class A	409,339	5,935
	Oriental Financial Group Inc.	532,323	5,898
	Flagstone Reinsurance Holdings SA	731,920	5,863
	Apollo Residential Mortgage Inc.	303,392	5,849
*,^	Zillow Inc. Class A	151,189	5,840
*	Wilshire Bancorp Inc.	1,051,772	5,764
	Maiden Holdings Ltd.	658,484	5,716
	United Fire Group Inc.	266,591	5,686
*	HFF Inc. Class A	406,365	5,665
*	State Bank Financial Corp.	372,766	5,651
*	Forestar Group Inc.	439,166	5,626
*	Tejon Ranch Co.	193,448	5,536
*	Citizens Inc.	559,416	5,454
^	Radian Group Inc.	1,656,244	5,449
	Community Trust Bancorp Inc.	161,964	5,424
	Sandy Spring Bancorp Inc.	296,991	5,346
	Meadowbrook Insurance Group Inc.	607,219	5,337
	Kennedy-Wilson Holdings Inc.	371,773	5,209
	Resource Capital Corp.	964,192	5,139
*	WisdomTree Investments Inc.	772,331	5,074
	Lakeland Financial Corp.	188,177	5,049
*	West Coast Bancorp	252,559	4,963
*	Investment Technology Group Inc.	538,605	4,955
	Flushing Financial Corp.	363,245	4,951
	Campus Crest Communities Inc.	475,794	4,944
	Renasant Corp.	311,405	4,892
*	Beneficial Mutual Bancorp Inc.	563,656	4,864
	First Busey Corp.	1,000,461	4,832
	Dime Community Bancshares Inc.	362,000	4,811
*	ICG Group Inc.	518,474	4,796
	Banner Corp.	214,561	4,701
*	Safeguard Scientifics Inc.	300,268	4,648
	Excel Trust Inc.	382,332	4,573
	Southside Bancshares Inc.	199,058	4,475
	Monmouth Real Estate Investment Corp. Class A	380,577	4,460
	Winthrop Realty Trust	366,699	4,459
	Epoch Holding Corp.	195,562	4,455
	FBL Financial Group Inc. Class A	158,910	4,451
	MCG Capital Corp.	957,101	4,403
	TICC Capital Corp.	453,013	4,394
	First Merchants Corp.	351,926	4,385
	Urstadt Biddle Properties Inc. Class A	220,397	4,357
	Simmons First National Corp. Class A	187,398	4,357
*	eHealth Inc.	268,424	4,324
	Cardinal Financial Corp.	349,254	4,289
	AG Mortgage Investment Trust Inc.	198,555	4,267
	Union First Market Bankshares Corp.	295,090	4,264
*	Ameris Bancorp	337,184	4,249
	STAG Industrial Inc.	290,198	4,231
	Rockville Financial Inc.	364,823	4,221
	National Western Life Insurance Co. Class A	29,627	4,205
	Arrow Financial Corp.	173,456	4,192
^	TowneBank	294,911	4,129
	Tompkins Financial Corp.	109,435	4,124
	1st Source Corp.	181,412	4,100
	Great Southern Bancorp Inc.	146,542	4,042
	Washington Trust Bancorp Inc.	165,617	4,038
*	Hanmi Financial Corp.	380,373	3,986
*	Central Pacific Financial Corp.	281,137	3,970
*	NewStar Financial Inc.	304,001	3,940

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* Netspend Holdings Inc.	424,859	3,904
* Flagstar Bancorp Inc.	4,626,950	3,887
SY Bancorp Inc.	160,329	3,840
Kite Realty Group Trust	750,875	3,747
* INTL. FCStone Inc.	192,494	3,725
Sterling Bancorp	372,990	3,722
First Financial Corp.	125,913	3,651
MVC Capital Inc.	277,060	3,588
Capital Southwest Corp.	34,875	3,587
* Bancorp Inc.	377,577	3,568
Stewart Information Services Corp.	229,079	3,516
GAMCO Investors Inc.	78,532	3,486
Cedar Realty Trust Inc.	688,218	3,476
Provident New York Bancorp	457,328	3,471
Apollo Commercial Real Estate Finance Inc.	215,584	3,464
* Taylor Capital Group Inc.	210,520	3,450
WSFS Financial Corp.	85,082	3,438
Bancfirst Corp.	81,959	3,435
StellarOne Corp.	272,730	3,404
Federal Agricultural Mortgage Corp.	129,406	3,394
OceanFirst Financial Corp.	236,048	3,390
Hudson Valley Holding Corp.	184,519	3,340
* Eagle Bancorp Inc.	211,996	3,339
OneBeacon Insurance Group Ltd. Class A	252,671	3,290
* Virginia Commerce Bancorp Inc.	388,108	3,272
Heartland Financial USA Inc.	135,202	3,245
* Rouse Properties Inc.	239,171	3,241
Calamos Asset Management Inc. Class A	281,874	3,227
CapLease Inc.	775,923	3,220
Golub Capital BDC Inc.	212,345	3,204
Camden National Corp.	86,093	3,153
* United Community Banks Inc.	365,067	3,129
* Cowen Group Inc. Class A	1,175,512	3,127
Northfield Bancorp Inc.	218,315	3,102
Univest Corp. of Pennsylvania	187,241	3,095
GFI Group Inc.	868,596	3,092
Lakeland Bancorp Inc.	291,008	3,061
Parkway Properties Inc.	261,780	2,995
* Phoenix Cos. Inc.	1,604,916	2,969
Bryn Mawr Bank Corp.	139,235	2,934
Territorial Bancorp Inc.	125,759	2,864
First Connecticut Bancorp Inc.	211,091	2,850
Summit Hotel Properties Inc.	338,226	2,831
One Liberty Properties Inc.	149,941	2,823
Agree Realty Corp.	125,581	2,779
CoBiz Financial Inc.	443,562	2,777
Mission West Properties Inc.	316,761	2,730
FXCM Inc. Class A	230,115	2,706
Citizens & Northern Corp.	141,807	2,701
Republic Bancorp Inc. Class A	121,393	2,701
Medallion Financial Corp.	253,926	2,697
* Southwest Bancorp Inc.	284,242	2,675
Peoples Bancorp Inc.	121,483	2,670
SeaBright Holdings Inc.	299,355	2,661
MainSource Financial Group Inc.	224,617	2,657
* FBR & Co.	954,650	2,644
State Auto Financial Corp.	187,667	2,637
First Community Bancshares Inc.	182,678	2,636
German American Bancorp Inc.	127,395	2,612
First Interstate Bancsystem Inc.	183,258	2,610
Financial Institutions Inc.	154,383	2,606
^ RAIT Financial Trust	562,262	2,598
Heritage Financial Corp.	174,641	2,558
Bank Mutual Corp.	577,728	2,548

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Walker & Dunlop Inc.	197,574	2,539
	Gladstone Commercial Corp.	151,758	2,528
	Washington Banking Co.	181,683	2,525
	United Financial Bancorp Inc.	175,167	2,519
*	OmniAmerican Bancorp Inc.	116,304	2,492
	Trico Bancshares	161,832	2,492
	Diamond Hill Investment Group Inc.	31,755	2,486
	West Bancorporation Inc.	260,443	2,477
	Westwood Holdings Group Inc.	66,465	2,476
	National Interstate Corp.	93,079	2,475
*	BofI Holding Inc.	125,170	2,473
	National Bankshares Inc.	80,442	2,423
	Consolidated-Tomoka Land Co.	84,078	2,420
	First of Long Island Corp.	83,174	2,410
	Kohlberg Capital Corp.	331,887	2,410
	ESSA Bancorp Inc.	218,681	2,362
	Center Bancorp Inc.	209,832	2,361
	Medley Capital Corp.	195,750	2,357
*	Franklin Financial Corp.	142,222	2,340
*	Tree.com Inc.	203,080	2,323
*	MPG Office Trust Inc.	1,154,634	2,321
	Terreno Realty Corp.	153,458	2,319
	Chatham Lodging Trust	162,341	2,318
	Westfield Financial Inc.	317,429	2,317
*	Doral Financial Corp.	1,513,141	2,270
	Arlington Asset Investment Corp. Class A	104,491	2,269
	Presidential Life Corp.	230,161	2,262
	Bank of Marin Bancorp	61,061	2,260
	Centerstate Banks Inc.	315,527	2,256
	Manning & Napier Inc.	157,911	2,247
*	Seacoast Banking Corp. of Florida	1,484,378	2,241
	Edelman Financial Group Inc.	257,245	2,238
*	Global Indemnity plc	110,517	2,238
*	Ladenburg Thalmann Financial Services Inc.	1,434,112	2,209
*	Preferred Bank	165,238	2,208
	Thomas Properties Group Inc.	404,940	2,203
*	Metro Bancorp Inc.	182,890	2,200
	CNB Financial Corp.	134,204	2,189
*	Guaranty Bancorp	1,004,214	2,119
	Baldwin & Lyons Inc.	90,805	2,110
*	Suffolk Bancorp	160,789	2,085
	Encore Bancshares Inc.	100,693	2,077
	American National Bankshares Inc.	87,444	2,060
	First Financial Holdings Inc.	189,762	2,034
*	American Safety Insurance Holdings Ltd.	107,165	2,009
	Ames National Corp.	86,902	1,998
*,^	Mercantile Bank Corp.	107,937	1,991
*	GSV Capital Corp.	212,378	1,975
*	Bridge Capital Holdings	121,801	1,967
	Marlin Business Services Corp.	119,516	1,959
*	1st United Bancorp Inc.	315,329	1,958
*	Heritage Commerce Corp.	296,278	1,926
	Oppenheimer Holdings Inc. Class A	122,177	1,921
	Gladstone Investment Corp.	256,826	1,898
	Enterprise Financial Services Corp.	172,530	1,891
	First Defiance Financial Corp.	110,451	1,891
	Arbor Realty Trust Inc.	349,423	1,869
	Home Federal Bancorp Inc.	175,638	1,844
	Gladstone Capital Corp.	232,659	1,836
*	Harris & Harris Group Inc.	482,719	1,834
	Penns Woods Bancorp Inc.	45,868	1,826
	Bridge Bancorp Inc.	77,279	1,823
	Pacific Continental Corp.	205,007	1,818
	MidWestOne Financial Group Inc.	83,804	1,802

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	SWS Group Inc.	337,077	1,797
	Merchants Bancshares Inc.	64,391	1,774
*	MetroCorp Bancshares Inc.	166,206	1,773
	ESB Financial Corp.	133,711	1,765
	Kansas City Life Insurance Co.	50,027	1,760
	EMC Insurance Group Inc.	85,257	1,722
	NGP Capital Resources Co.	242,076	1,714
*	Park Sterling Corp.	362,197	1,706
	Alliance Financial Corp.	49,450	1,698
	First Bancorp Inc.	99,858	1,698
	Donegal Group Inc. Class A	127,548	1,694
*	Pacific Mercantile Bancorp	242,517	1,676
	Kaiser Federal Financial Group Inc.	111,966	1,655
*	Macatawa Bank Corp.	476,474	1,625
	BankFinancial Corp.	214,852	1,618
	Northrim BanCorp Inc.	73,648	1,583
	Fox Chase Bancorp Inc.	108,659	1,569
	Bank of Kentucky Financial Corp.	58,562	1,560
	First Bancorp	174,439	1,551
	UMH Properties Inc.	144,100	1,546
	THL Credit Inc.	114,527	1,543
	First Pactrust Bancorp Inc.	128,152	1,520
*	First Financial Northwest Inc.	187,130	1,520
	Bar Harbor Bankshares	41,922	1,509
	Eastern Insurance Holdings Inc.	86,642	1,473
	Indiana Community Bancorp	64,643	1,405
	Artio Global Investors Inc. Class A	399,766	1,399
*	Sun Bancorp Inc.	512,975	1,385
*	AV Homes Inc.	93,419	1,362
	C&F Financial Corp.	32,670	1,312
	Nicholas Financial Inc.	99,306	1,273
	SI Financial Group Inc.	109,369	1,258
	Sierra Bancorp	125,533	1,243
*	First Marblehead Corp.	1,061,933	1,242
	Peapack Gladstone Financial Corp.	78,109	1,211
*,^	BankAtlantic Bancorp Inc. Class A	213,571	1,179
*	Home Bancorp Inc.	67,252	1,152
*	Gramercy Capital Corp.	449,425	1,124
	Provident Financial Holdings Inc.	96,610	1,114
	Resource America Inc. Class A	173,510	1,107
	Heritage Financial Group Inc.	85,941	1,106
^	Horizon Bancorp	40,311	1,060
	MidSouth Bancorp Inc.	73,550	1,036
	JMP Group Inc.	167,143	1,033
*	BRT Realty Trust	158,228	1,028
	Century Bancorp Inc. Class A	34,445	1,024
	Clifton Savings Bancorp Inc.	98,289	1,023
	TF Financial Corp.	41,237	1,017
*	Intervest Bancshares Corp. Class A	265,008	1,015
*	Cape Bancorp Inc.	120,787	1,004
	US Global Investors Inc. Class A	227,235	993
	Middleburg Financial Corp.	58,383	993
*	Gleacher & Co. Inc.	1,215,454	972
	Universal Insurance Holdings Inc.	276,290	942
	Hingham Institution for Savings	15,198	919
*	Hallmark Financial Services	117,439	916
	Capital City Bank Group Inc.	121,873	898
	Crawford & Co. Class B	219,104	896
*	North Valley Bancorp	67,700	893
	Investors Title Co.	15,154	863
*,^	FNB United Corp.	66,186	860
*	United Community Financial Corp.	275,942	822
*	AmeriServ Financial Inc.	289,008	815
	Firstbank Corp.	80,504	805

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Norwood Financial Corp.	28,453	805
Meta Financial Group Inc.	39,428	786
Federal Agricultural Mortgage Corp. Class A	38,986	772
Gain Capital Holdings Inc.	154,083	769
Independence Holding Co.	77,286	761
Fidelity Southern Corp.	87,976	760
Codorus Valley Bancorp Inc.	54,778	736
* Fortegra Financial Corp.	91,069	729
Alliance Bancorp Inc. of Pennsylvania	58,843	727
Citizens South Banking Corp.	106,179	720
MutualFirst Financial Inc.	68,306	717
* NewBridge Bancorp	162,528	712
PMC Commercial Trust	92,015	709
Urstadt Biddle Properties Inc.	37,652	707
* Maui Land & Pineapple Co. Inc.	185,534	696
VIST Financial Corp.	58,033	674
* BancTrust Financial Group Inc.	223,712	669
* Waterstone Financial Inc.	171,503	652
* Republic First Bancorp Inc.	308,077	644
* Southern Community Financial Corp.	197,337	624
Orrstown Financial Services Inc.	76,264	612
Harleysville Savings Financial Corp.	34,606	609
Pulaski Financial Corp.	80,437	596
Crawford & Co. Class A	148,684	574
* Stratus Properties Inc.	62,987	567
LNB Bancorp Inc.	84,109	553
Teche Holding Co.	13,723	533
New Hampshire Thrift Bancshares Inc.	42,139	523
CFS Bancorp Inc.	113,215	506
Cheviot Financial Corp.	58,796	503
Life Partners Holdings Inc.	235,977	503
* NASB Financial Inc.	25,278	502
* First Acceptance Corp.	372,396	499
Ohio Valley Banc Corp.	25,359	496
* First United Corp.	114,295	493
Charter Financial Corp.	48,858	474
* Eastern Virginia Bankshares Inc.	126,332	472
* Capital Trust Inc. Class A	162,678	469
* CompuCredit Holdings Corp.	128,551	465
Shore Bancshares Inc.	76,471	454
HF Financial Corp.	36,430	442
QCR Holdings Inc.	32,763	429
* First South Bancorp Inc.	105,776	428
ECB Bancorp Inc.	45,079	422
HopFed Bancorp Inc.	59,479	420
Pzena Investment Management Inc. Class A	90,537	401
* Yadkin Valley Financial Corp.	151,240	401
* Community Bankers Trust Corp.	221,212	392
Ameriana Bancorp	68,086	371
* MBT Financial Corp.	128,794	354
Oneida Financial Corp.	35,141	351
QC Holdings Inc.	77,554	325
* Unity Bancorp Inc.	52,799	317
* Hampton Roads Bankshares Inc.	205,387	315
* Riverview Bancorp Inc.	249,239	312
Hawthorn Bancshares Inc.	33,359	305
* CIFC Corp.	41,261	304
* Farmers Capital Bank Corp.	45,171	297
* Consumer Portfolio Services Inc.	151,248	290
* United Security Bancshares	56,759	283
Citizens Holding Co.	13,903	261
First M&F Corp.	48,598	252
* Firstcity Financial Corp.	29,107	252
* BCSB Bancorp Inc.	17,865	244

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	American Independence Corp.	41,327	234
*,^	Hampton Roads Bankshares Inc.	205,387	224
	United Bancorp Inc.	23,864	217
*	Old Second Bancorp Inc.	166,779	217
	Wayne Savings Bancshares Inc.	25,297	216
	Old Point Financial Corp.	19,735	213
	Central Bancorp Inc.	6,234	193
*	Independent Bank Corp.	71,442	179
*	Summit Financial Group Inc.	35,317	177
*	21st Century Holding Co.	41,951	168
	First Citizens Banc Corp.	25,628	159
*	American River Bankshares	21,723	158
	Landmark Bancorp Inc.	7,700	157
	Peoples Financial Corp.	16,031	156
*	Colony Bankcorp Inc.	32,193	152
	Evans Bancorp Inc.	8,952	148
*	WSB Holdings Inc.	54,465	148
	Union Bankshares Inc.	7,349	143
	Auburn National Bancorporation Inc.	6,408	142
	Fauquier Bankshares Inc.	10,215	135
*	Jefferson Bancshares Inc.	53,495	126
*	ZipRealty Inc.	83,897	122
*	Royal Bancshares of Pennsylvania Inc.	64,104	116
	California First National Bancorp	6,959	109
*	Premier Financial Bancorp Inc.	14,534	109
	Institutional Financial Markets Inc.	122,156	104
*,^	Premierwest Bancorp	70,022	99
*	Tower Financial Corp.	9,598	98
*	United Security Bancshares	42,638	94
	Peoples Bancorp of North Carolina Inc.	10,674	87
*	Vestin Realty Mortgage II Inc.	74,073	86
*	Berkshire Bancorp Inc.	9,695	85
	Community Bank Shares of Indiana Inc.	5,509	69
*	Direct Markets Holdings Corp.	177,238	67
	First Capital Inc.	3,113	65
*	Timberland Bancorp Inc.	12,381	61
	Salisbury Bancorp Inc.	2,425	60
*	United Bancshares Inc.	5,415	49
	Mid Penn Bancorp Inc.	4,476	46
*,^	Penson Worldwide Inc.	292,277	45
*	Savannah Bancorp Inc.	8,903	43
	Commercial National Financial Corp.	2,014	42
*	PVF Capital Corp.	19,151	39
	Greene County Bancorp Inc.	2,042	38
*	Rurban Financial Corp.	5,420	38
*	Capital Bank Corp.	16,056	37
*	Prudential Bancorp Inc. of Pennsylvania	6,628	36
*	Transcontinental Realty Investors Inc.	10,999	31
	Northeast Community Bancorp Inc.	4,866	26
*	Porter Bancorp Inc.	16,831	25
	Southwest Georgia Financial Corp.	2,370	24
*	1st Constitution Bancorp	2,346	22
	Northeast Bancorp	2,418	21
	Glen Burnie Bancorp	1,500	16
	National Security Group Inc.	1,748	15
*	Severn Bancorp Inc.	2,906	9
*	Valley National Bancorp Warrants Exp. 6/30/2015	6,511	7
	WVS Financial Corp.	189	1
*	Supertel Hospitality Inc.	1,400	1
			29,151,053
Health Care (11.9%)
	Johnson & Johnson	34,787,557	2,350,247
	Pfizer Inc.	95,533,033	2,197,260
	Merck & Co. Inc.	38,575,712	1,610,536

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Abbott Laboratories	19,926,089	1,284,635
UnitedHealth Group Inc.	13,241,125	774,606
Bristol-Myers Squibb Co.	21,390,654	768,994
Amgen Inc.	10,028,610	732,490
Eli Lilly & Co.	13,233,915	567,867
* Express Scripts Holding Co.	10,126,509	565,363
Medtronic Inc.	13,373,047	517,938
* Gilead Sciences Inc.	9,596,535	492,110
* Biogen Idec Inc.	2,874,348	414,998
Baxter International Inc.	7,100,521	377,393
Allergan Inc.	3,857,786	357,115
* Celgene Corp.	5,560,399	356,755
Covidien plc	6,124,702	327,672
McKesson Corp.	3,117,816	292,295
* Intuitive Surgical Inc.	497,873	275,717
WellPoint Inc.	4,240,736	270,517
Thermo Fisher Scientific Inc.	4,634,823	240,594
* Alexion Pharmaceuticals Inc.	2,356,053	233,956
Stryker Corp.	3,861,590	212,774
Becton Dickinson and Co.	2,661,466	198,945
Cardinal Health Inc.	4,377,544	183,857
Agilent Technologies Inc.	4,398,586	172,601
Aetna Inc.	4,438,253	172,071
St. Jude Medical Inc.	4,039,236	161,206
Humana Inc.	2,077,321	160,868
Cigna Corp.	3,627,982	159,631
* Cerner Corp.	1,826,551	150,983
* Edwards Lifesciences Corp.	1,455,994	150,404
* Vertex Pharmaceuticals Inc.	2,663,445	148,940
Zimmer Holdings Inc.	2,255,313	145,152
Perrigo Co.	1,122,484	132,375
AmerisourceBergen Corp. Class A	3,265,132	128,483
Quest Diagnostics Inc.	2,006,009	120,160
* Watson Pharmaceuticals Inc.	1,610,400	119,153
* Forest Laboratories Inc.	3,361,829	117,630
* DaVita Inc.	1,186,538	116,530
* Mylan Inc.	5,401,949	115,440
* Laboratory Corp. of America Holdings	1,242,664	115,083
CR Bard Inc.	1,010,195	108,535
* Regeneron Pharmaceuticals Inc.	929,131	106,125
* Boston Scientific Corp.	18,576,357	105,328
* Life Technologies Corp.	2,254,874	101,447
* Waters Corp.	1,126,464	89,520
* Henry Schein Inc.	1,135,626	89,135
* Varian Medical Systems Inc.	1,430,949	86,959
* CareFusion Corp.	2,843,202	73,013
* Hospira Inc.	2,085,269	72,943
DENTSPLY International Inc.	1,796,829	67,938
* IDEXX Laboratories Inc.	703,134	67,592
HCA Holdings Inc.	2,213,181	67,347
* Illumina Inc.	1,549,721	62,593
* Mettler-Toledo International Inc.	398,184	62,057
* BioMarin Pharmaceutical Inc.	1,544,559	61,134
* Hologic Inc.	3,334,922	60,162
* ResMed Inc.	1,841,991	57,470
Coventry Health Care Inc.	1,807,671	57,466
* Amylin Pharmaceuticals Inc.	1,935,223	54,631
* Onyx Pharmaceuticals Inc.	812,167	53,968
* Catalyst Health Solutions Inc.	558,310	52,168
Universal Health Services Inc. Class B	1,129,534	48,751
* Gen-Probe Inc.	582,401	47,873
Cooper Cos. Inc.	598,179	47,711
* Endo Health Solutions Inc.	1,472,329	45,613
Omnicare Inc.	1,432,591	44,740

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Questcor Pharmaceuticals Inc.	803,213	42,763
*	MEDNAX Inc.	620,564	42,533
*	Salix Pharmaceuticals Ltd.	749,290	40,791
*	AMERIGROUP Corp.	607,619	40,048
	Patterson Cos. Inc.	1,157,846	39,911
*	Warner Chilcott plc Class A	2,204,565	39,506
*	Medivation Inc.	431,427	39,432
	Lincare Holdings Inc.	1,126,387	38,320
*	Pharmacyclics Inc.	694,738	37,940
	PerkinElmer Inc.	1,430,890	36,917
*	Cepheid Inc.	823,667	36,859
*	Covance Inc.	758,441	36,291
*	HMS Holdings Corp.	1,078,540	35,926
*	athenahealth Inc.	447,028	35,391
*	Vivus Inc.	1,237,546	35,320
*	Ariad Pharmaceuticals Inc.	2,004,676	34,500
*	Human Genome Sciences Inc.	2,509,004	32,943
*	Incyte Corp. Ltd.	1,447,860	32,866
	Techne Corp.	442,101	32,804
*	Community Health Systems Inc.	1,156,367	32,413
*	United Therapeutics Corp.	644,061	31,804
*,^	Seattle Genetics Inc.	1,248,990	31,712
*	Sirona Dental Systems Inc.	702,720	31,629
	Teleflex Inc.	515,455	31,396
*	Cubist Pharmaceuticals Inc.	793,574	30,084
*	WellCare Health Plans Inc.	539,838	28,611
*	Tenet Healthcare Corp.	5,420,398	28,403
*	HealthSouth Corp.	1,199,453	27,899
	Medicis Pharmaceutical Corp. Class A	788,294	26,920
*	Align Technology Inc.	803,995	26,902
*	Alkermes plc	1,557,130	26,424
*	Allscripts Healthcare Solutions Inc.	2,365,432	25,854
*	LifePoint Hospitals Inc.	624,807	25,605
*	Health Net Inc.	1,046,034	25,387
*	Myriad Genetics Inc.	1,067,660	25,378
*	Health Management Associates Inc. Class A	3,210,163	25,200
*	Thoratec Corp.	748,147	25,123
*	Bio-Rad Laboratories Inc. Class A	248,117	24,814
	Owens & Minor Inc.	803,737	24,618
*,^	Arena Pharmaceuticals Inc.	2,457,054	24,521
	Hill-Rom Holdings Inc.	783,250	24,163
*	Haemonetics Corp.	318,490	23,603
*	VCA Antech Inc.	1,041,385	22,890
*	Brookdale Senior Living Inc. Class A	1,283,802	22,775
	STERIS Corp.	722,085	22,652
*	ViroPharma Inc.	919,357	21,789
	West Pharmaceutical Services Inc.	427,773	21,598
*	PAREXEL International Corp.	752,629	21,247
*	Charles River Laboratories International Inc.	618,205	20,252
*	Alere Inc.	1,021,125	19,851
*	Centene Corp.	645,381	19,465
*	Theravance Inc.	866,042	19,243
*	Volcano Corp.	668,607	19,156
*	Jazz Pharmaceuticals plc	423,966	19,083
*	Par Pharmaceutical Cos. Inc.	461,253	16,670
*	Auxilium Pharmaceuticals Inc.	608,938	16,374
*	Impax Laboratories Inc.	802,843	16,274
*	Immunogen Inc.	961,465	16,133
*	Magellan Health Services Inc.	354,194	16,056
*	MWI Veterinary Supply Inc.	152,992	15,723
	Chemed Corp.	258,977	15,653
*	Masimo Corp.	698,158	15,625
*	Cyberonics Inc.	346,854	15,588
*	Medicines Co.	679,185	15,581

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Bruker Corp.	1,153,401	15,352
*,^	Dendreon Corp.	1,947,028	14,408
*	Isis Pharmaceuticals Inc.	1,193,432	14,321
	Quality Systems Inc.	517,952	14,249
*	Air Methods Corp.	142,160	13,967
*	PSS World Medical Inc.	660,103	13,856
*	NuVasive Inc.	536,796	13,613
*	Akorn Inc.	840,698	13,258
*	Ironwood Pharmaceuticals Inc. Class A	948,888	13,076
*	Neogen Corp.	278,774	12,879
*	Insulet Corp.	594,792	12,711
*	HeartWare International Inc.	141,252	12,543
*	Team Health Holdings Inc.	502,359	12,102
*	Amsurg Corp. Class A	391,736	11,744
*	Acorda Therapeutics Inc.	497,386	11,718
	PDL BioPharma Inc.	1,760,396	11,671
*	Nektar Therapeutics	1,445,893	11,668
*	Luminex Corp.	474,688	11,625
*,^	Spectrum Pharmaceuticals Inc.	727,631	11,322
*	DexCom Inc.	854,755	11,078
*	NxStage Medical Inc.	627,414	10,515
*	Wright Medical Group Inc.	492,109	10,507
	Meridian Bioscience Inc.	513,249	10,501
*	Hanger Inc.	408,617	10,477
*	Halozyme Therapeutics Inc.	1,175,150	10,412
*	Exelixis Inc.	1,876,993	10,380
*	ArthroCare Corp.	341,815	10,008
*	ABIOMED Inc.	438,027	9,996
*	Abaxis Inc.	268,850	9,947
*,^	MAKO Surgical Corp.	387,680	9,928
*	InterMune Inc.	824,604	9,854
	CONMED Corp.	353,555	9,783
*	Medidata Solutions Inc.	297,127	9,707
*	IPC The Hospitalist Co. Inc.	209,081	9,476
*	Integra LifeSciences Holdings Corp.	253,736	9,434
*	Endologix Inc.	610,376	9,424
*	Orthofix International NV	227,816	9,397
	Analogic Corp.	151,516	9,394
*	NPS Pharmaceuticals Inc.	1,062,477	9,148
*	Idenix Pharmaceuticals Inc.	867,390	8,934
*	Dynavax Technologies Corp.	2,051,138	8,861
*	Molina Healthcare Inc.	373,227	8,756
	Cantel Medical Corp.	315,715	8,603
*,^	Optimer Pharmaceuticals Inc.	546,776	8,486
*,^	Opko Health Inc.	1,816,023	8,354
*	ICU Medical Inc.	156,399	8,349
*	Rigel Pharmaceuticals Inc.	882,433	8,207
	Computer Programs & Systems Inc.	142,966	8,181
*	Bio-Reference Labs Inc.	310,166	8,151
*	Conceptus Inc.	393,727	7,804
*	MedAssets Inc.	576,932	7,760
*	Exact Sciences Corp.	696,209	7,463
*	Momenta Pharmaceuticals Inc.	546,944	7,395
*	Genomic Health Inc.	205,456	6,862
*	Merit Medical Systems Inc.	492,329	6,799
	Landauer Inc.	117,090	6,713
*	AVANIR Pharmaceuticals Inc.	1,709,532	6,701
*	Alnylam Pharmaceuticals Inc.	567,059	6,618
*	Greatbatch Inc.	291,105	6,611
*	OraSure Technologies Inc.	585,113	6,577
*	Kindred Healthcare Inc.	664,515	6,532
*	Lexicon Pharmaceuticals Inc.	2,898,804	6,522
*	Select Medical Holdings Corp.	641,600	6,487
*	Neurocrine Biosciences Inc.	812,660	6,428

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	HealthStream Inc.	238,357	6,197
*	Emeritus Corp.	357,118	6,010
*	Omnicell Inc.	407,655	5,968
	Ensign Group Inc.	207,737	5,873
*	Accuray Inc.	853,691	5,839
*	Quidel Corp.	371,798	5,830
*	Sequenom Inc.	1,367,723	5,553
	Invacare Corp.	358,248	5,528
*,^	Accretive Health Inc.	493,109	5,404
*	Affymax Inc.	418,361	5,388
*,^	Sunrise Senior Living Inc.	730,006	5,322
*	Curis Inc.	941,093	5,082
*	Corvel Corp.	103,500	5,071
*	MModal Inc.	389,632	5,057
*	ExamWorks Group Inc.	379,207	5,017
*,^	AVEO Pharmaceuticals Inc.	410,594	4,993
	National Healthcare Corp.	109,917	4,972
*	Natus Medical Inc.	426,272	4,953
*	Acadia Healthcare Co. Inc.	279,307	4,899
	eResearchTechnology Inc.	607,202	4,852
*,^	ZIOPHARM Oncology Inc.	810,310	4,821
*	Spectranetics Corp.	419,926	4,796
*	Emergent Biosolutions Inc.	309,493	4,689
*	Ligand Pharmaceuticals Inc. Class B	269,367	4,563
*	Santarus Inc.	639,025	4,531
*	Universal American Corp.	430,214	4,530
*	BioScrip Inc.	609,236	4,527
*	Amedisys Inc.	362,996	4,519
*	Protalix BioTherapeutics Inc.	782,658	4,485
	US Physical Therapy Inc.	174,627	4,441
*	Enzon Pharmaceuticals Inc.	627,753	4,313
*	Triple-S Management Corp. Class B	235,441	4,304
*	Hi-Tech Pharmacal Co. Inc.	131,398	4,257
*	Arqule Inc.	712,035	4,222
*	Synageva BioPharma Corp.	103,878	4,213
*	Antares Pharma Inc.	1,157,442	4,213
*	Affymetrix Inc.	892,373	4,185
*	Sciclone Pharmaceuticals Inc.	590,938	4,142
*	MAP Pharmaceuticals Inc.	275,885	4,133
	Atrion Corp.	20,044	4,109
*	Immunomedics Inc.	1,136,337	4,057
*	Pacira Pharmaceuticals Inc.	251,121	4,028
*	Metropolitan Health Networks Inc.	419,058	4,010
*	PharMerica Corp.	359,867	3,930
*	Depomed Inc.	683,092	3,887
*	AMAG Pharmaceuticals Inc.	250,513	3,858
*,^	Navidea Biopharmaceuticals Inc.	1,033,762	3,846
*	AngioDynamics Inc.	319,977	3,843
*	Capital Senior Living Corp.	362,488	3,842
*	Symmetry Medical Inc.	443,929	3,809
*	Obagi Medical Products Inc.	247,027	3,772
*	Progenics Pharmaceuticals Inc.	383,119	3,747
*	Threshold Pharmaceuticals Inc.	504,622	3,734
*	Celldex Therapeutics Inc.	716,757	3,720
*	Tornier NV	165,277	3,706
	Assisted Living Concepts Inc. Class A	251,564	3,577
*	Cambrex Corp.	373,859	3,518
*	Vical Inc.	972,823	3,502
*	Staar Surgical Co.	448,505	3,485
*	SurModics Inc.	196,481	3,399
*	Achillion Pharmaceuticals Inc.	541,875	3,360
*	LHC Group Inc.	197,410	3,348
*	Sangamo Biosciences Inc.	600,753	3,316
*	Array BioPharma Inc.	948,511	3,291

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Aegerion Pharmaceuticals Inc.	221,079	3,281
*	Healthways Inc.	409,289	3,266
*	Raptor Pharmaceutical Corp.	583,191	3,260
*	Vanguard Health Systems Inc.	363,519	3,232
*	Cynosure Inc. Class A	151,361	3,201
*,^	Oncothyreon Inc.	682,328	3,193
*,^	MannKind Corp.	1,363,398	3,122
*,^	Unilife Corp.	913,479	3,088
*	Fluidigm Corp.	197,540	2,971
*	Anika Therapeutics Inc.	218,181	2,965
*	Omeros Corp.	296,289	2,963
*	AMN Healthcare Services Inc.	485,746	2,880
*	Corcept Therapeutics Inc.	638,774	2,868
*	PROLOR Biotech Inc.	570,761	2,848
*	Geron Corp.	1,621,256	2,789
*,^	Endocyte Inc.	339,001	2,787
*	Pain Therapeutics Inc.	572,446	2,685
*	Infinity Pharmaceuticals Inc.	190,942	2,589
*	Sun Healthcare Group Inc.	308,006	2,578
*	XenoPort Inc.	421,781	2,548
*	Dyax Corp.	1,185,863	2,526
*	Medtox Scientific Inc.	92,888	2,504
*	XOMA Corp.	832,232	2,497
*	Vascular Solutions Inc.	198,657	2,495
	Young Innovations Inc.	72,323	2,494
*,^	Synta Pharmaceuticals Corp.	453,288	2,479
*	Novavax Inc.	1,575,092	2,457
*	Gentiva Health Services Inc.	351,697	2,437
*	Cadence Pharmaceuticals Inc.	672,425	2,401
*	Almost Family Inc.	104,691	2,339
*	CryoLife Inc.	443,435	2,319
*	Orexigen Therapeutics Inc.	415,540	2,302
*	IRIS International Inc.	203,683	2,302
*	RTI Biologics Inc.	608,457	2,288
*	Amicus Therapeutics Inc.	401,928	2,211
*	Astex Pharmaceuticals	1,046,822	2,188
*,^	Osiris Therapeutics Inc.	197,493	2,166
*,^	NewLink Genetics Corp.	144,084	2,158
*	Providence Service Corp.	154,032	2,112
*	Cardiovascular Systems Inc.	212,823	2,084
*	Sagent Pharmaceuticals Inc.	115,121	2,081
*	Furiex Pharmaceuticals Inc.	99,331	2,081
*	Cerus Corp.	624,763	2,074
*	OncoGenex Pharmaceutical Inc.	153,099	2,058
*	Chindex International Inc.	208,690	2,045
*	Pozen Inc.	321,458	2,006
*	Palomar Medical Technologies Inc.	228,609	1,943
*	Allos Therapeutics Inc.	1,083,000	1,939
*	Rockwell Medical Technologies Inc.	205,978	1,918
*	Merge Healthcare Inc.	662,759	1,895
*	Five Star Quality Care Inc.	609,543	1,871
*	Epocrates Inc.	228,381	1,832
*	Alphatec Holdings Inc.	989,644	1,821
*	Rochester Medical Corp.	167,295	1,800
*	Vanda Pharmaceuticals Inc.	407,489	1,793
*	Maxygen Inc.	298,506	1,779
*	Repligen Corp.	409,388	1,760
*	Exactech Inc.	102,781	1,724
*	BioCryst Pharmaceuticals Inc.	425,176	1,692
*	Targacept Inc.	363,076	1,561
*	Skilled Healthcare Group Inc.	247,158	1,552
*	Trius Therapeutics Inc.	267,256	1,539
*,^	Cell Therapeutics Inc.	2,624,350	1,522
*,^	Cytori Therapeutics Inc.	548,308	1,480

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Anacor Pharmaceuticals Inc.	226,474	1,470
*	PDI Inc.	177,317	1,461
*	GTx Inc.	412,329	1,456
*,^	Keryx Biopharmaceuticals Inc.	805,370	1,450
*	Dusa Pharmaceuticals Inc.	277,299	1,447
	National Research Corp.	27,488	1,439
*,^	Hansen Medical Inc.	627,239	1,424
*	Solta Medical Inc.	478,501	1,402
*,^	Biotime Inc.	300,608	1,383
*,^	Repros Therapeutics Inc.	152,104	1,381
*	SIGA Technologies Inc.	476,000	1,366
	Utah Medical Products Inc.	40,567	1,360
*	Harvard Bioscience Inc.	360,542	1,359
*	Cross Country Healthcare Inc.	308,583	1,349
*	Agenus Inc.	244,287	1,280
*	AtriCure Inc.	132,002	1,269
*	Discovery Laboratories Inc.	528,390	1,226
*,^	Zalicus Inc.	991,769	1,190
	Psychemedics Corp.	112,607	1,159
*,^	Celsion Corp.	375,528	1,153
*	Theragenics Corp.	562,694	1,131
*	Delcath Systems Inc.	683,306	1,127
*	Synergetics USA Inc.	252,153	1,125
*,^	MELA Sciences Inc.	344,762	1,124
*	Cutera Inc.	155,514	1,119
*	Sucampo Pharmaceuticals Inc. Class A	158,504	1,114
*,^	Galena Biopharma Inc.	672,181	1,109
*,^	EnteroMedics Inc.	314,317	1,084
*	Zogenix Inc.	423,206	1,050
*,^	CytRx Corp.	227,702	1,043
*,^	Ampio Pharmaceuticals Inc.	199,183	1,012
*	Biospecifics Technologies Corp.	53,486	1,004
*,^	Cel-Sci Corp.	2,591,260	992
*	ACADIA Pharmaceuticals Inc.	548,867	966
*,^	Apricus Biosciences Inc.	274,736	940
*,^	Aastrom Biosciences Inc.	433,888	933
*	RadNet Inc.	349,478	930
*	AVI BioPharma Inc.	1,477,999	925
*	Codexis Inc.	245,644	919
*	Chelsea Therapeutics International Ltd.	618,986	916
*	Nabi Biopharmaceuticals	573,964	907
*	Pacific Biosciences of California Inc.	415,461	902
*,^	Biolase Inc.	461,621	900
*	CardioNet Inc.	442,809	899
*	Albany Molecular Research Inc.	341,357	870
*	Cumberland Pharmaceuticals Inc.	130,579	844
*	Nanosphere Inc.	379,610	835
*	Digirad Corp.	377,221	834
*	LCA-Vision Inc.	188,206	809
*	Transcept Pharmaceuticals Inc.	123,149	764
*	Cytokinetics Inc.	1,184,657	759
*	Lannett Co. Inc.	170,856	724
*	Zeltiq Aesthetics Inc.	128,907	722
*	Mediware Information Systems	49,284	720
*,^	Metabolix Inc.	386,346	715
*	Cardica Inc.	379,938	714
*	BioClinica Inc.	144,370	697
*	Durect Corp.	747,848	680
*	Myrexis Inc.	259,042	676
*	Enzo Biochem Inc.	404,335	675
*	Insmed Inc.	206,226	672
*,^	Biosante Pharmaceuticals Inc.	228,099	582
*	Inovio Pharmaceuticals Inc.	1,192,805	549
*,^	Savient Pharmaceuticals Inc.	1,006,733	544

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	BioMimetic Therapeutics Inc.	205,255	540
*	Medical Action Industries Inc.	153,479	534
*	Clovis Oncology Inc.	24,598	533
*	TranS1 Inc.	200,063	496
*	Cornerstone Therapeutics Inc.	76,746	486
*,^	Cleveland Biolabs Inc.	299,044	469
*	GenVec Inc.	189,152	450
*	Strategic Diagnostics Inc.	365,605	439
*	Columbia Laboratories Inc.	634,842	432
*,^	Acura Pharmaceuticals Inc.	135,912	427
*	Icad Inc.	895,631	412
*	Vision Sciences Inc.	273,044	410
	Heska Corp.	36,513	405
*,^	Alexza Pharmaceuticals Inc.	94,473	401
*	Hemispherx Biopharma Inc.	1,402,214	390
*	Peregrine Pharmaceuticals Inc.	692,931	374
	Daxor Corp.	37,940	341
*,^	Complete Genomics Inc.	180,177	335
*	Alliance HealthCare Services Inc.	313,740	313
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*,^	KV Pharmaceutical Co. Class A	565,465	305
*	Alimera Sciences Inc.	90,458	270
*	Hooper Holmes Inc.	449,512	257
*,^	ADVENTRX Pharmaceuticals Inc.	495,914	253
*	Bovie Medical Corp.	109,268	251
*	Sharps Compliance Corp.	70,476	238
*,^	BSD Medical Corp.	141,661	232
*	Idera Pharmaceuticals Inc.	197,758	212
*,^	Arrowhead Research Corp.	53,690	206
*,^	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	205
*	CombiMatrix Corp.	184,417	194
*,^	StemCells Inc.	236,257	189
*	Anthera Pharmaceuticals Inc.	267,993	181
*	Entremed Inc.	67,712	125
*	ThermoGenesis Corp.	123,286	117
*	Stereotaxis Inc.	543,772	114
*	Authentidate Holding Corp.	171,889	112
*	Pernix Therapeutics Holdings	14,419	105
*	Biodel Inc.	31,473	81
*	Retractable Technologies Inc.	74,206	73
*	DynaVox Inc. Class A	54,599	61
*	PURE Bioscience Inc.	114,696	52
*	ERBA Diagnostics Inc.	61,375	40
*	ProPhase Labs Inc.	29,309	32
*	Palatin Technologies Inc.	46,121	23
*	ARCA Biopharma Inc.	39,978	20
*	Somaxon Pharmaceuticals Inc.	59,693	17
*	KV Pharmaceutical Co. Class B	500	—
			22,678,433
Industrials (11.0%)
	General Electric Co.	134,096,011	2,794,561
	United Technologies Corp.	10,956,502	827,545
	3M Co.	8,360,811	749,129
	Union Pacific Corp.	6,083,146	725,780
	United Parcel Service Inc. Class B	9,157,683	721,259
	Caterpillar Inc.	8,205,160	696,700
	Boeing Co.	8,976,825	666,978
	Honeywell International Inc.	9,334,268	521,226
	Emerson Electric Co.	9,306,647	433,504
	Deere & Co.	4,856,034	392,707

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Danaher Corp.	7,422,467	386,562
FedEx Corp.	3,784,828	346,728
Tyco International Ltd.	5,839,716	308,629
Lockheed Martin Corp.	3,500,749	304,845
Precision Castparts Corp.	1,838,989	302,495
Norfolk Southern Corp.	4,182,360	300,168
CSX Corp.	13,330,525	298,071
Illinois Tool Works Inc.	5,515,761	291,729
General Dynamics Corp.	3,844,004	253,551
Raytheon Co.	4,305,812	243,666
Cummins Inc.	2,310,091	223,871
Goodrich Corp.	1,593,184	202,175
Northrop Grumman Corp.	3,039,923	193,917
Waste Management Inc.	5,550,432	185,384
PACCAR Inc.	4,293,864	168,277
Eaton Corp.	4,026,536	159,572
Ingersoll-Rand plc	3,765,933	158,847
Parker Hannifin Corp.	1,910,912	146,911
WW Grainger Inc.	754,623	144,314
Fastenal Co.	3,552,055	143,183
Cooper Industries plc	2,008,460	136,937
Stanley Black & Decker Inc.	2,039,778	131,280
Dover Corp.	2,325,380	124,664
CH Robinson Worldwide Inc.	2,068,632	121,077
Roper Industries Inc.	1,226,946	120,952
Rockwell Automation Inc.	1,803,381	119,131
* Delta Air Lines Inc.	10,706,738	117,239
Fluor Corp.	2,140,312	105,603
Republic Services Inc. Class A	3,985,144	105,447
Expeditors International of Washington Inc.	2,685,539	104,065
* United Continental Holdings Inc.	4,205,306	102,315
AMETEK Inc.	2,031,518	101,393
* Stericycle Inc.	1,072,973	98,359
Kansas City Southern	1,390,691	96,736
L-3 Communications Holdings Inc.	1,253,150	92,746
Southwest Airlines Co.	9,777,868	90,152
Rockwell Collins Inc.	1,788,015	88,239
Textron Inc.	3,539,379	88,024
* Verisk Analytics Inc. Class A	1,771,786	87,278
* TransDigm Group Inc.	609,727	81,886
Pall Corp.	1,462,173	80,142
Flowserve Corp.	696,581	79,933
Joy Global Inc.	1,354,821	76,859
* IHS Inc. Class A	708,216	76,296
Equifax Inc.	1,518,140	70,745
JB Hunt Transport Services Inc.	1,185,089	70,631
* Quanta Services Inc.	2,628,472	63,267
Masco Corp.	4,558,483	63,226
* Jacobs Engineering Group Inc.	1,627,103	61,602
Donaldson Co. Inc.	1,784,790	59,558
Xylem Inc.	2,335,758	58,791
* BE Aerospace Inc.	1,313,935	57,366
Cintas Corp.	1,479,400	57,120
* AGCO Corp.	1,231,589	56,321
Iron Mountain Inc.	1,621,819	53,455
Hubbell Inc. Class B	646,725	50,406
Robert Half International Inc.	1,711,056	48,885
Timken Co.	1,049,793	48,070
Pentair Inc.	1,246,751	47,726
Wabtec Corp.	608,735	47,487
KBR Inc.	1,875,401	46,341
Snap-on Inc.	736,464	45,845
Towers Watson & Co. Class A	740,291	44,343
Waste Connections Inc.	1,479,813	44,276

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Lincoln Electric Holdings Inc.	1,005,612	44,036
*	Hertz Global Holdings Inc.	3,420,190	43,778
*	WABCO Holdings Inc.	821,457	43,480
	Dun & Bradstreet Corp.	608,491	43,306
	SPX Corp.	646,265	42,214
*	Nielsen Holdings NV	1,590,965	41,715
	IDEX Corp.	1,061,774	41,388
	Carlisle Cos. Inc.	780,337	41,373
*	Owens Corning	1,448,742	41,347
*	Fortune Brands Home & Security Inc.	1,791,886	39,905
	MSC Industrial Direct Co. Inc. Class A	590,678	38,719
	Corrections Corp. of America	1,286,828	37,897
^	Pitney Bowes Inc.	2,518,624	37,704
	Manpower Inc.	1,018,694	37,335
	Nordson Corp.	720,058	36,932
	Avery Dennison Corp.	1,340,727	36,655
	Valmont Industries Inc.	301,414	36,462
*	Spirit Aerosystems Holdings Inc. Class A	1,495,075	35,628
	Triumph Group Inc.	629,927	35,446
	URS Corp.	1,006,380	35,103
	Graco Inc.	756,517	34,860
*	Babcock & Wilcox Co.	1,403,493	34,386
*	United Rentals Inc.	1,005,152	34,215
*	Clean Harbors Inc.	602,435	33,989
	Gardner Denver Inc.	638,665	33,792
*	Copart Inc.	1,422,255	33,693
	Kennametal Inc.	1,005,484	33,332
*	Hexcel Corp.	1,255,820	32,388
	Regal-Beloit Corp.	519,561	32,348
*	Alaska Air Group Inc.	893,984	32,094
*	WESCO International Inc.	548,010	31,538
	Woodward Inc.	782,199	30,850
	Landstar System Inc.	590,408	30,536
	CLARCOR Inc.	633,436	30,506
*	Kirby Corp.	633,497	29,825
*	Sensata Technologies Holding NV	1,111,909	29,777
*	Dollar Thrifty Automotive Group Inc.	362,929	29,383
	Alexander & Baldwin Inc.	529,856	28,215
	Toro Co.	382,639	28,044
^	RR Donnelley & Sons Co.	2,346,428	27,617
*	Teledyne Technologies Inc.	443,869	27,365
*	US Airways Group Inc.	2,043,607	27,241
	Covanta Holding Corp.	1,580,050	27,098
	Acuity Brands Inc.	531,025	27,034
*	Genesee & Wyoming Inc. Class A	507,817	26,833
*	Chart Industries Inc.	373,701	25,696
	Lennox International Inc.	547,698	25,539
	Con-way Inc.	702,576	25,370
	Trinity Industries Inc.	1,010,469	25,242
*	Huntington Ingalls Industries Inc.	616,832	24,821
*	Foster Wheeler AG	1,431,148	24,802
*	Terex Corp.	1,386,410	24,720
*	Esterline Technologies Corp.	387,539	24,163
	AO Smith Corp.	494,214	24,162
*	Navistar International Corp.	846,238	24,008
	Watsco Inc.	322,171	23,776
*,^	Polypore International Inc.	583,906	23,584
*	Old Dominion Freight Line Inc.	542,739	23,495
	EMCOR Group Inc.	843,021	23,453
	Actuant Corp. Class A	861,266	23,392
*	Middleby Corp.	234,756	23,384
	Ryder System Inc.	644,892	23,223
*	Oshkosh Corp.	1,103,262	23,113
	Exelis Inc.	2,333,798	23,011

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Shaw Group Inc.	822,783	22,470
*	AECOM Technology Corp.	1,334,896	21,959
	GATX Corp.	560,943	21,596
	Robbins & Myers Inc.	514,590	21,520
	Crane Co.	581,484	21,154
*	EnerSys	601,790	21,105
	Alliant Techsystems Inc.	416,534	21,064
*	Advisory Board Co.	422,280	20,941
	Harsco Corp.	1,013,012	20,645
*	Tetra Tech Inc.	791,388	20,639
*	Moog Inc. Class A	494,067	20,430
*	Avis Budget Group Inc.	1,329,439	20,207
*	Acacia Research Corp.	541,536	20,167
	ITT Corp.	1,138,169	20,032
*	Portfolio Recovery Associates Inc.	215,566	19,673
	Belden Inc.	582,251	19,418
*	Colfax Corp.	703,499	19,395
	UTi Worldwide Inc.	1,299,399	18,984
	Rollins Inc.	835,320	18,686
	Manitowoc Co. Inc.	1,586,063	18,557
*	Air Lease Corp.	939,871	18,224
*	Geo Group Inc.	793,071	18,019
*,^	USG Corp.	933,719	17,787
	Applied Industrial Technologies Inc.	478,931	17,649
	Mine Safety Appliances Co.	430,176	17,310
	Corporate Executive Board Co.	421,848	17,245
	Macquarie Infrastructure Co. LLC	515,739	17,169
	Curtiss-Wright Corp.	551,008	17,109
	Brady Corp. Class A	619,467	17,042
*	General Cable Corp.	652,095	16,915
*	Hub Group Inc. Class A	466,702	16,895
*	JetBlue Airways Corp.	3,152,605	16,709
	Deluxe Corp.	644,986	16,086
	Healthcare Services Group Inc.	799,993	15,504
	Mueller Industries Inc.	360,375	15,348
	Raven Industries Inc.	217,002	15,101
*	FTI Consulting Inc.	519,768	14,943
*	GrafTech International Ltd.	1,544,284	14,902
*	Beacon Roofing Supply Inc.	586,667	14,796
	HEICO Corp. Class A	454,563	14,664
*	ACCO Brands Corp.	1,415,946	14,641
	HNI Corp.	564,290	14,530
	Armstrong World Industries Inc.	295,078	14,506
*	Atlas Air Worldwide Holdings Inc.	328,531	14,294
	Barnes Group Inc.	586,843	14,254
	Simpson Manufacturing Co. Inc.	482,000	14,224
	United Stationers Inc.	525,283	14,156
	Brink's Co.	593,605	13,760
	Herman Miller Inc.	736,770	13,645
*	Allegiant Travel Co. Class A	191,801	13,365
	ABM Industries Inc.	670,333	13,112
	Werner Enterprises Inc.	544,830	13,016
*	RBC Bearings Inc.	274,379	12,978
	TAL International Group Inc.	381,869	12,789
	Franklin Electric Co. Inc.	248,894	12,726
	Titan International Inc.	498,170	12,220
	ESCO Technologies Inc.	334,674	12,196
	Knight Transportation Inc.	761,005	12,168
	Granite Construction Inc.	464,773	12,135
*	MasTec Inc.	799,146	12,019
	Forward Air Corp.	370,773	11,965
	UniFirst Corp.	186,271	11,875
	Watts Water Technologies Inc. Class A	356,040	11,870
*	Spirit Airlines Inc.	587,009	11,423

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* II-VI Inc.	672,640	11,213
Briggs & Stratton Corp.	617,369	10,798
* Interface Inc. Class A	790,029	10,768
Lindsay Corp.	160,694	10,429
* Swift Transportation Co.	1,081,513	10,220
* Interline Brands Inc.	395,457	9,914
Steelcase Inc. Class A	1,091,952	9,860
AZZ Inc.	159,093	9,746
Heartland Express Inc.	675,188	9,662
* EnPro Industries Inc.	258,364	9,655
Cubic Corp.	199,805	9,607
* Seaboard Corp.	4,480	9,556
* Orbital Sciences Corp.	730,522	9,438
Aircastle Ltd.	776,260	9,354
Kaman Corp.	298,288	9,229
Universal Forest Products Inc.	234,690	9,148
* Aegion Corp. Class A	510,753	9,137
* Huron Consulting Group Inc.	284,709	9,011
* TrueBlue Inc.	569,732	8,819
* Blount International Inc.	601,333	8,810
* Trimas Corp.	436,556	8,775
* KAR Auction Services Inc.	508,791	8,746
Amerco Inc.	97,044	8,731
* Exponent Inc.	164,098	8,669
* Sykes Enterprises Inc.	541,132	8,636
* Navigant Consulting Inc.	679,728	8,592
Tennant Co.	214,506	8,570
Kaydon Corp.	400,113	8,558
* Korn/Ferry International	591,019	8,481
Quanex Building Products Corp.	466,698	8,345
* Generac Holdings Inc.	337,565	8,122
* Encore Capital Group Inc.	274,036	8,117
Knoll Inc.	588,963	7,904
* Dycom Industries Inc.	419,416	7,805
Insperity Inc.	285,933	7,734
McGrath RentCorp	288,350	7,641
Resources Connection Inc.	604,877	7,440
NACCO Industries Inc. Class A	63,410	7,371
* Astec Industries Inc.	240,052	7,365
Ceradyne Inc.	284,417	7,295
G&K Services Inc. Class A	233,838	7,293
* On Assignment Inc.	453,162	7,232
* Team Inc.	230,414	7,184
Gorman-Rupp Co.	234,777	6,996
* RailAmerica Inc.	288,880	6,991
* Mobile Mini Inc.	483,660	6,965
* DigitalGlobe Inc.	457,524	6,936
Mueller Water Products Inc. Class A	1,979,641	6,850
AAR Corp.	502,755	6,777
* Titan Machinery Inc.	222,283	6,751
Standex International Corp.	156,191	6,649
CIRCOR International Inc.	190,166	6,483
Albany International Corp.	340,555	6,372
Sun Hydraulics Corp.	260,624	6,331
Encore Wire Corp.	231,934	6,211
American Science & Engineering Inc.	109,654	6,190
* InnerWorkings Inc.	440,928	5,966
* ICF International Inc.	244,995	5,841
* Meritor Inc.	1,098,687	5,735
* Aerovironment Inc.	217,364	5,719
* Tutor Perini Corp.	448,296	5,680
* Greenbrier Cos. Inc.	320,593	5,636
Altra Holdings Inc.	356,965	5,633
* Wabash National Corp.	847,870	5,613

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Kforce Inc.	414,472	5,579
	Griffon Corp.	649,107	5,569
*	Mistras Group Inc.	210,885	5,542
	Apogee Enterprises Inc.	343,661	5,523
*	Rush Enterprises Inc. Class A	337,225	5,514
	Cascade Corp.	117,040	5,507
*	H&E Equipment Services Inc.	364,081	5,472
	Sauer-Danfoss Inc.	148,939	5,202
*	DXP Enterprises Inc.	122,658	5,089
*	Builders FirstSource Inc.	1,061,336	5,031
*	Layne Christensen Co.	241,997	5,007
	Ennis Inc.	323,316	4,973
	Great Lakes Dredge & Dock Corp.	688,473	4,902
	Viad Corp.	243,368	4,867
*	Trex Co. Inc.	160,935	4,843
	John Bean Technologies Corp.	355,900	4,830
	AAON Inc.	256,026	4,826
^	Quad/Graphics Inc.	329,501	4,738
	Kelly Services Inc. Class A	364,536	4,706
	Comfort Systems USA Inc.	469,437	4,704
	US Ecology Inc.	263,569	4,676
	Celadon Group Inc.	281,747	4,615
*	Federal Signal Corp.	772,713	4,513
	Global Power Equipment Group Inc.	199,301	4,353
	Marten Transport Ltd.	202,766	4,311
*	MYR Group Inc.	251,646	4,293
*	Saia Inc.	195,753	4,285
*,^	Capstone Turbine Corp.	4,235,971	4,278
*	GP Strategies Corp.	231,390	4,274
*	Powell Industries Inc.	113,939	4,257
*	GenCorp Inc.	645,275	4,201
^	National Presto Industries Inc.	59,865	4,177
*	Astronics Corp.	147,467	4,164
*	Standard Parking Corp.	191,297	4,117
	HEICO Corp.	103,377	4,085
	Heidrick & Struggles International Inc.	231,822	4,057
	Primoris Services Corp.	337,892	4,055
	SkyWest Inc.	613,685	4,007
	Arkansas Best Corp.	315,304	3,973
	Douglas Dynamics Inc.	278,148	3,964
*	Hawaiian Holdings Inc.	595,230	3,875
	FreightCar America Inc.	167,030	3,837
*	Kadant Inc.	163,131	3,825
*	Gibraltar Industries Inc.	366,683	3,806
*	GeoEye Inc.	240,911	3,729
*	Taser International Inc.	701,282	3,675
	LB Foster Co. Class A	122,650	3,509
	Aceto Corp.	387,771	3,502
*	Columbus McKinnon Corp.	231,923	3,500
*,^	Swisher Hygiene Inc.	1,368,893	3,463
*	American Railcar Industries Inc.	127,684	3,460
	Alamo Group Inc.	109,582	3,438
*	Kratos Defense & Security Solutions Inc.	587,172	3,429
*	Wesco Aircraft Holdings Inc.	268,933	3,424
*	Air Transport Services Group Inc.	654,922	3,406
*	Lydall Inc.	244,672	3,308
*	Thermon Group Holdings Inc.	159,602	3,305
*	Consolidated Graphics Inc.	112,938	3,281
*	XPO Logistics Inc.	195,085	3,277
*	CBIZ Inc.	539,156	3,203
*	Echo Global Logistics Inc.	167,867	3,200
	Multi-Color Corp.	143,841	3,199
*,^	Odyssey Marine Exploration Inc.	853,556	3,192
*	Republic Airways Holdings Inc.	568,595	3,156

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	NN Inc.	300,535	3,068
*	Accuride Corp.	507,606	3,046
*	RPX Corp.	208,177	2,987
*	Quality Distribution Inc.	268,145	2,974
*	Michael Baker Corp.	113,450	2,960
*	Flow International Corp.	935,714	2,948
*	Roadrunner Transportation Systems Inc.	169,971	2,871
*	CAI International Inc.	143,889	2,861
*,^	American Superconductor Corp.	602,395	2,831
*,^	Zipcar Inc.	240,592	2,822
	Insteel Industries Inc.	251,874	2,808
*	American Reprographics Co.	556,358	2,798
	CDI Corp.	169,772	2,784
*	Commercial Vehicle Group Inc.	316,472	2,728
	Dynamic Materials Corp.	156,830	2,718
	Houston Wire & Cable Co.	244,902	2,677
*	Northwest Pipe Co.	109,885	2,666
*	NCI Building Systems Inc.	233,145	2,525
	Graham Corp.	134,795	2,510
	SeaCube Container Leasing Ltd.	146,538	2,501
	Kimball International Inc. Class B	318,389	2,452
	Miller Industries Inc.	149,815	2,387
*	Dolan Co.	342,190	2,303
*	Ameresco Inc. Class A	189,084	2,256
	Schawk Inc. Class A	176,009	2,235
*	Orion Marine Group Inc.	321,066	2,235
*	Pacer International Inc.	412,094	2,234
	Barrett Business Services Inc.	104,726	2,214
*	Furmanite Corp.	450,686	2,190
	Intersections Inc.	135,760	2,152
*	Heritage-Crystal Clean Inc.	129,896	2,124
	Met-Pro Corp.	227,409	2,094
*	Park-Ohio Holdings Corp.	109,469	2,083
*	American Woodmark Corp.	114,609	1,960
	Twin Disc Inc.	104,708	1,936
*	CRA International Inc.	130,048	1,910
*	Pendrell Corp.	1,700,074	1,904
	LSI Industries Inc.	265,399	1,890
*	FuelCell Energy Inc.	1,870,743	1,889
*	LMI Aerospace Inc.	107,421	1,867
*	Sterling Construction Co. Inc.	181,391	1,854
*	KEYW Holding Corp.	184,039	1,848
*	Pike Electric Corp.	238,864	1,844
*	EnerNOC Inc.	253,011	1,832
*	Casella Waste Systems Inc. Class A	308,810	1,807
*,^	A123 Systems Inc.	1,365,843	1,721
	Vicor Corp.	241,289	1,675
*	EnergySolutions Inc.	976,599	1,650
*	Franklin Covey Co.	160,433	1,643
*	Hudson Global Inc.	392,774	1,638
	Ampco-Pittsburgh Corp.	84,296	1,545
	Acorn Energy Inc.	185,116	1,540
	International Shipholding Corp.	81,256	1,533
*	PMFG Inc.	195,072	1,524
	Courier Corp.	114,693	1,520
*	Patriot Transportation Holding Inc.	61,809	1,454
	Preformed Line Products Co.	24,860	1,440
*	Metalico Inc.	651,835	1,434
*	Hurco Cos. Inc.	69,192	1,418
	Argan Inc.	95,281	1,332
*	TRC Cos. Inc.	217,977	1,325
*,^	API Technologies Corp.	358,373	1,319
*	Cenveo Inc.	678,616	1,310
*	Willis Lease Finance Corp.	105,689	1,302

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*,^	Asset Acceptance Capital Corp.	187,675	1,276
*	Ducommun Inc.	129,869	1,274
*	Energy Recovery Inc.	520,937	1,250
	Asta Funding Inc.	129,928	1,217
	Hardinge Inc.	133,279	1,213
*,^	Genco Shipping & Trading Ltd.	396,249	1,209
*	AT Cross Co. Class A	114,331	1,128
	VSE Corp.	46,432	1,105
*	BlueLinx Holdings Inc.	439,473	1,033
*	Fuel Tech Inc.	210,415	1,027
	US Home Systems Inc.	96,251	977
*	PowerSecure International Inc.	195,776	975
*	Hill International Inc.	301,490	965
*	Orion Energy Systems Inc.	437,525	963
*,^	Valence Technology Inc.	1,499,817	931
*	Sparton Corp.	92,142	912
*	Ultralife Corp.	233,201	900
*	Tecumseh Products Co. Class A	168,953	853
	Ceco Environmental Corp.	107,251	847
*	TMS International Corp. Class A	84,734	845
*	Magnetek Inc.	51,674	798
	Coleman Cable Inc.	90,489	786
*	Innovative Solutions & Support Inc.	238,921	786
*	Perma-Fix Environmental Services	666,988	780
*	Covenant Transportation Group Inc. Class A	208,915	777
	Eastern Co.	46,318	748
	Sypris Solutions Inc.	107,311	748
	LS Starrett Co. Class A	58,996	683
	Lawson Products Inc.	71,807	664
*	USA Truck Inc.	139,893	659
	Baltic Trading Ltd.	187,566	645
*	Key Technology Inc.	64,325	643
*,^	Eagle Bulk Shipping Inc.	193,463	611
*	PGT Inc.	197,876	600
	PAM Transportation Services Inc.	61,693	595
*	Active Power Inc.	725,147	585
	Hubbell Inc. Class A	7,600	564
*	Omega Flex Inc.	44,518	530
*	Astronics Corp. Class B	19,957	529
	SL Industries Inc.	37,937	500
*	Supreme Industries Inc. Class A	101,940	399
*	Xerium Technologies Inc.	108,879	316
*	Integrated Electrical Services Inc.	113,196	310
*,^	Plug Power Inc.	270,234	308
*,^	Satcon Technology Corp.	1,208,168	277
*,^	Lime Energy Co.	117,752	267
*	Virco Manufacturing Corp.	159,526	258
*	Broadwind Energy Inc.	915,173	247
*	Frozen Food Express Industries	185,060	204
	Standard Register Co.	262,144	157
*,^	Ocean Power Technologies Inc.	72,349	150
*,^	Altair Nanotechnologies Inc.	275,512	143
*	Innotrac Corp.	73,831	105
*	Ascent Solar Technologies Inc.	72,735	57
*	Ampal American Israel Class A	328,259	42
*,^	Hoku Corp.	194,120	26
*	Arotech Corp.	17,932	18
*	Innovaro Inc.	3,814	3
			20,837,467
Information Technology (19.1%)
*	Apple Inc.	11,816,603	6,900,896
	Microsoft Corp.	95,701,996	2,927,524
	International Business Machines Corp.	13,950,392	2,728,418
*	Google Inc. Class A	3,269,057	1,896,282

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Intel Corp.	63,311,904	1,687,262
Oracle Corp.	50,952,575	1,513,291
QUALCOMM Inc.	21,435,478	1,193,527
Cisco Systems Inc.	68,255,115	1,171,940
Visa Inc. Class A	6,656,313	822,920
* EMC Corp.	26,015,742	666,783
* eBay Inc.	14,676,366	616,554
Mastercard Inc. Class A	1,384,000	595,272
Hewlett-Packard Co.	25,043,245	503,620
Accenture plc Class A	8,201,941	492,855
Texas Instruments Inc.	14,508,918	416,261
Automatic Data Processing Inc.	6,216,411	346,005
Corning Inc.	19,279,909	249,289
* Dell Inc.	19,345,217	242,202
* Yahoo! Inc.	14,605,070	231,198
* Cognizant Technology Solutions Corp. Class A	3,842,641	230,558
* Salesforce.com Inc.	1,636,912	226,319
Broadcom Corp. Class A	6,233,261	210,684
Intuit Inc.	3,548,144	210,582
* Adobe Systems Inc.	6,254,724	202,465
* Citrix Systems Inc.	2,351,516	197,386
Applied Materials Inc.	16,353,309	187,409
* Facebook Inc. Class A	5,591,493	174,007
TE Connectivity Ltd.	5,396,496	172,202
Motorola Solutions Inc.	3,422,453	164,654
* Teradata Corp.	2,119,074	152,595
* NetApp Inc.	4,541,477	144,510
Analog Devices Inc.	3,771,364	142,067
Altera Corp.	4,081,970	138,134
* Red Hat Inc.	2,445,479	138,121
* Symantec Corp.	9,246,643	135,093
Xerox Corp.	16,867,051	132,744
Western Union Co.	7,854,779	132,274
Paychex Inc.	4,130,039	129,725
* Fiserv Inc.	1,766,052	127,544
Seagate Technology plc	5,114,510	126,482
CA Inc.	4,307,031	116,677
Amphenol Corp. Class A	2,078,181	114,134
* SanDisk Corp.	3,068,776	111,949
Xilinx Inc.	3,313,141	111,222
* Juniper Networks Inc.	6,660,110	108,626
* NVIDIA Corp.	7,724,214	106,749
Avago Technologies Ltd.	2,931,050	105,225
* Equinix Inc.	593,921	104,322
KLA-Tencor Corp.	2,109,161	103,876
* Autodesk Inc.	2,860,632	100,094
* F5 Networks Inc.	1,002,921	99,851
Fidelity National Information Services Inc.	2,929,866	99,850
* Lam Research Corp.	2,551,915	96,309
Maxim Integrated Products Inc.	3,690,742	94,631
* VMware Inc. Class A	1,028,681	93,651
Linear Technology Corp.	2,899,965	90,856
* Western Digital Corp.	2,975,213	90,685
* BMC Software Inc.	2,079,881	88,769
* VeriSign Inc.	2,020,311	88,025
* Alliance Data Systems Corp.	634,013	85,592
Microchip Technology Inc.	2,432,384	80,463
* Micron Technology Inc.	12,515,501	78,973
* Nuance Communications Inc.	3,122,758	74,384
* ANSYS Inc.	1,178,351	74,366
* Trimble Navigation Ltd.	1,577,919	72,600
Marvell Technology Group Ltd.	6,373,947	71,898
* Akamai Technologies Inc.	2,249,238	71,413
Activision Blizzard Inc.	5,683,246	68,142

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
* Skyworks Solutions Inc.	2,386,633	65,322
* TIBCO Software Inc.	2,111,475	63,175
Harris Corp.	1,455,145	60,898
* Rackspace Hosting Inc.	1,363,589	59,916
* Informatica Corp.	1,358,917	57,564
* Avnet Inc.	1,859,011	57,369
* LinkedIn Corp. Class A	537,704	57,142
* Ariba Inc.	1,257,812	56,300
* Flextronics International Ltd.	8,921,076	55,311
* Synopsys Inc.	1,818,162	53,509
* Electronic Arts Inc.	4,197,932	51,844
* MICROS Systems Inc.	1,010,090	51,717
* Gartner Inc.	1,180,341	50,814
FactSet Research Systems Inc.	540,779	50,260
Computer Sciences Corp.	1,961,528	48,685
Total System Services Inc.	2,029,743	48,572
Jabil Circuit Inc.	2,379,851	48,382
* Arrow Electronics Inc.	1,415,834	46,454
* LSI Corp.	7,152,257	45,560
* NCR Corp.	2,000,894	45,480
* VeriFone Systems Inc.	1,347,240	44,580
IAC/InterActiveCorp	958,138	43,691
* Advanced Micro Devices Inc.	7,485,371	42,891
Global Payments Inc.	988,028	42,712
SAIC Inc.	3,441,354	41,709
* ON Semiconductor Corp.	5,700,834	40,476
* Concur Technologies Inc.	585,509	39,873
* Atmel Corp.	5,796,465	38,836
FLIR Systems Inc.	1,952,768	38,079
* Cadence Design Systems Inc.	3,455,078	37,971
Solera Holdings Inc.	888,281	37,121
* Fortinet Inc.	1,583,340	36,765
Jack Henry & Associates Inc.	1,041,754	35,961
* Cree Inc.	1,391,188	35,712
* AOL Inc.	1,253,093	35,187
* Ingram Micro Inc.	1,918,440	33,515
Broadridge Financial Solutions Inc.	1,567,475	33,340
* Teradyne Inc.	2,348,650	33,022
National Instruments Corp.	1,220,104	32,772
* JDS Uniphase Corp.	2,948,657	32,435
MercadoLibre Inc.	417,672	31,660
* Parametric Technology Corp.	1,501,974	31,481
* Riverbed Technology Inc.	1,886,507	30,467
* SolarWinds Inc.	688,517	29,992
Diebold Inc.	783,634	28,924
* Wright Express Corp.	464,910	28,694
* NeuStar Inc. Class A	849,427	28,371
* Ultimate Software Group Inc.	317,307	28,278
* Aspen Technology Inc.	1,184,900	27,430
* Rovi Corp.	1,387,917	27,231
* Brocade Communications Systems Inc.	5,493,167	27,081
Lender Processing Services Inc.	1,065,270	26,930
* Dolby Laboratories Inc. Class A	647,398	26,738
* CoStar Group Inc.	326,101	26,479
* CommVault Systems Inc.	530,268	26,285
* Compuware Corp.	2,753,299	25,578
* Tech Data Corp.	521,973	25,143
Lexmark International Inc. Class A	944,276	25,099
Cypress Semiconductor Corp.	1,853,457	24,503
* Cirrus Logic Inc.	809,291	24,182
DST Systems Inc.	444,214	24,125
* Polycom Inc.	2,234,555	23,508
ADTRAN Inc.	766,799	23,150
* FEI Co.	472,991	22,628

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Zebra Technologies Corp.	656,837	22,569
*	Fairchild Semiconductor International Inc. Class A	1,594,645	22,485
	MAXIMUS Inc.	426,515	22,072
	Convergys Corp.	1,494,381	22,072
*	ACI Worldwide Inc.	491,493	21,729
*	Cymer Inc.	368,099	21,699
*,^	3D Systems Corp.	625,204	21,344
*	Quest Software Inc.	765,998	21,333
*	QLIK Technologies Inc.	959,209	21,218
*	Itron Inc.	504,749	20,816
*	Aruba Networks Inc.	1,371,688	20,644
	Molex Inc. Class A	1,017,385	20,582
*	Ciena Corp.	1,242,468	20,339
*	Microsemi Corp.	1,095,508	20,256
*	FleetCor Technologies Inc.	577,598	20,239
	Fair Isaac Corp.	476,711	20,155
*	Arris Group Inc.	1,448,308	20,146
*	Semtech Corp.	825,160	20,068
*	CoreLogic Inc.	1,072,907	19,645
*	ViaSat Inc.	513,824	19,407
	Plantronics Inc.	580,601	19,392
*	Silicon Laboratories Inc.	503,867	19,097
	MKS Instruments Inc.	658,231	19,043
	Anixter International Inc.	357,296	18,955
*,^	Universal Display Corp.	526,438	18,920
*	Sourcefire Inc.	363,652	18,692
*	Hittite Microwave Corp.	358,071	18,305
*	IPG Photonics Corp.	413,849	18,040
*,^	VirnetX Holding Corp.	509,049	17,944
*	PMC - Sierra Inc.	2,913,898	17,891
	Molex Inc.	742,688	17,780
*	Mentor Graphics Corp.	1,178,456	17,677
*	CACI International Inc. Class A	318,853	17,543
*	International Rectifier Corp.	870,354	17,398
*	Cavium Inc.	620,850	17,384
*	Vishay Intertechnology Inc.	1,835,065	17,305
*	Finisar Corp.	1,149,940	17,203
*	QLogic Corp.	1,252,783	17,151
*,^	Veeco Instruments Inc.	496,074	17,045
	Intersil Corp. Class A	1,592,332	16,958
*	Progress Software Corp.	811,335	16,933
*	ValueClick Inc.	1,030,025	16,882
*	NetSuite Inc.	308,084	16,874
	InterDigital Inc.	567,452	16,746
	Littelfuse Inc.	290,070	16,502
*	NETGEAR Inc.	476,390	16,440
*	Comverse Technology Inc.	2,751,204	16,012
*	JDA Software Group Inc.	539,125	16,007
*	DealerTrack Holdings Inc.	530,873	15,985
*	Cardtronics Inc.	529,019	15,982
	Cognex Corp.	502,761	15,912
	j2 Global Inc.	592,176	15,645
*	OSI Systems Inc.	237,409	15,038
*	Acxiom Corp.	989,886	14,957
*	Liquidity Services Inc.	288,752	14,781
*	RF Micro Devices Inc.	3,460,528	14,707
*	Entegris Inc.	1,719,437	14,684
	Heartland Payment Systems Inc.	487,972	14,678
	Tellabs Inc.	4,390,707	14,621
	Blackbaud Inc.	568,300	14,588
	Sapient Corp.	1,414,896	14,248
*	MicroStrategy Inc. Class A	105,337	13,679
*	Tyler Technologies Inc.	337,033	13,599
*	Acme Packet Inc.	728,511	13,587

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Syntel Inc.	218,491	13,262
	Power Integrations Inc.	355,542	13,262
*	Stratasys Inc.	266,864	13,223
*	Monster Worldwide Inc.	1,549,475	13,171
*	WebMD Health Corp.	638,277	13,091
*	Coherent Inc.	301,266	13,045
*,^	Fusion-io Inc.	624,082	13,037
*	Plexus Corp.	452,357	12,756
*,^	VistaPrint NV	393,818	12,720
*	TiVo Inc.	1,532,680	12,675
*	EchoStar Corp. Class A	466,555	12,326
*	Manhattan Associates Inc.	265,524	12,137
*	Synaptics Inc.	416,919	11,936
*	Advent Software Inc.	430,310	11,666
*	TriQuint Semiconductor Inc.	2,100,607	11,553
*,^	First Solar Inc.	767,123	11,553
*	LivePerson Inc.	603,405	11,501
*	SYNNEX Corp.	327,272	11,288
*	RealPage Inc.	459,672	10,646
*	SS&C Technologies Holdings Inc.	423,432	10,586
*	Insight Enterprises Inc.	625,984	10,535
*	ScanSource Inc.	342,899	10,506
*	Integrated Device Technology Inc.	1,855,760	10,429
*	Standard Microsystems Corp.	280,321	10,341
*,^	OpenTable Inc.	228,010	10,263
*	Ultratech Inc.	325,455	10,252
*	Zynga Inc. Class A	1,873,626	10,193
*	Benchmark Electronics Inc.	729,866	10,182
*	Unisys Corp.	515,674	10,081
*	OmniVision Technologies Inc.	742,697	9,922
	EarthLink Inc.	1,333,602	9,922
	Tessera Technologies Inc.	644,857	9,911
	NIC Inc.	771,562	9,799
^	Ebix Inc.	489,946	9,774
*,^	Ancestry.com Inc.	350,600	9,652
*	Euronet Worldwide Inc.	562,675	9,633
*	Netscout Systems Inc.	446,141	9,632
*	Take-Two Interactive Software Inc.	1,015,704	9,609
*	Electronics for Imaging Inc.	569,994	9,262
*	Kenexa Corp.	317,780	9,225
*	Infinera Corp.	1,347,698	9,218
*	Bankrate Inc.	498,428	9,166
*	Websense Inc.	488,682	9,153
*	FARO Technologies Inc.	212,158	8,928
*	Web.com Group Inc.	484,163	8,870
*	Monolithic Power Systems Inc.	437,647	8,696
*	Diodes Inc.	456,725	8,573
*	Verint Systems Inc.	287,915	8,496
	Cabot Microelectronics Corp.	285,047	8,326
*	Spansion Inc. Class A	756,802	8,310
*	Sanmina-SCI Corp.	1,002,282	8,209
*	GT Advanced Technologies Inc.	1,551,469	8,192
*	ATMI Inc.	393,615	8,097
*	Bottomline Technologies Inc.	446,087	8,052
*	LogMeIn Inc.	263,557	8,044
*	BroadSoft Inc.	275,382	7,975
	Loral Space & Communications Inc.	117,944	7,944
*	Rogers Corp.	200,241	7,932
*	Digital River Inc.	474,904	7,893
*	Emulex Corp.	1,082,208	7,792
*,^	RealD Inc.	515,955	7,719
	Brooks Automation Inc.	817,195	7,714
	MTS Systems Corp.	199,805	7,702
*	Kulicke & Soffa Industries Inc.	859,581	7,667

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Monotype Imaging Holdings Inc.	441,667	7,407
*	Tangoe Inc.	342,758	7,304
	Comtech Telecommunications Corp.	255,533	7,303
*	CSG Systems International Inc.	421,183	7,278
*	ExlService Holdings Inc.	294,193	7,249
*	Rambus Inc.	1,255,123	7,204
*	Volterra Semiconductor Corp.	304,528	7,141
*	Cornerstone OnDemand Inc.	297,899	7,093
*	Advanced Energy Industries Inc.	521,975	7,005
	Pegasystems Inc.	208,867	6,888
	Mantech International Corp.Class A	291,936	6,852
*	Constant Contact Inc.	381,516	6,822
*	Amkor Technology Inc.	1,394,431	6,805
	AVX Corp.	635,344	6,792
*	Synchronoss Technologies Inc.	365,222	6,746
*	ServiceSource International Inc.	486,423	6,737
	Badger Meter Inc.	178,471	6,702
	Forrester Research Inc.	197,102	6,674
*	Rofin-Sinar Technologies Inc.	351,823	6,660
*	iGATE Corp.	380,987	6,484
*	Measurement Specialties Inc.	198,773	6,462
*	Accelrys Inc.	797,413	6,451
*	Ixia	533,968	6,418
*	comScore Inc.	382,785	6,301
	Park Electrochemical Corp.	241,285	6,244
	Black Box Corp.	217,053	6,229
	Micrel Inc.	652,053	6,214
*	Freescale Semiconductor Ltd.	605,564	6,207
*	TTM Technologies Inc.	656,808	6,181
	Booz Allen Hamilton Holding Corp.	401,834	6,140
*	MEMC Electronic Materials Inc.	2,827,549	6,136
*	Super Micro Computer Inc.	385,084	6,107
*	Harmonic Inc.	1,423,497	6,064
*	Blucora Inc.	489,934	6,036
*	Procera Networks Inc.	241,591	5,873
*	Quantum Corp.	2,888,712	5,864
*	Entropic Communications Inc.	1,033,028	5,826
*	Power-One Inc.	1,284,792	5,807
*	Dice Holdings Inc.	617,643	5,800
*	Global Cash Access Holdings Inc.	801,687	5,780
*	Newport Corp.	474,649	5,705
*	TeleTech Holdings Inc.	354,411	5,671
*	Sonus Networks Inc.	2,623,775	5,641
*	Lattice Semiconductor Corp.	1,451,774	5,473
*	TNS Inc.	299,342	5,370
	OPNET	199,676	5,309
*	DTS Inc.	202,085	5,270
*	Interactive Intelligence Group Inc.	183,430	5,175
*,^	Angie's List Inc.	326,048	5,165
*	Ceva Inc.	292,636	5,153
*	Jive Software Inc.	235,006	4,933
*,^	Higher One Holdings Inc.	402,777	4,922
*	Mercury Computer Systems Inc.	376,462	4,868
*	Cray Inc.	402,883	4,867
	EPIQ Systems Inc.	396,732	4,860
*	MIPS Technologies Inc. Class A	722,064	4,816
	United Online Inc.	1,111,586	4,691
*	PROS Holdings Inc.	276,033	4,643
*	Brightpoint Inc.	850,797	4,603
*	LTX-Credence Corp.	679,163	4,550
*	Move Inc.	495,786	4,517
*	Photronics Inc.	737,797	4,501
*	STEC Inc.	574,532	4,481
*	Silicon Image Inc.	1,063,451	4,403

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Vocus Inc.	234,356	4,359
	Cass Information Systems Inc.	107,875	4,342
*	Nanometrics Inc.	278,366	4,276
*	Checkpoint Systems Inc.	487,097	4,243
*	Extreme Networks	1,228,070	4,225
*	Applied Micro Circuits Corp.	734,847	4,203
	Electro Scientific Industries Inc.	354,610	4,192
*	SPS Commerce Inc.	137,514	4,178
*,^	OCZ Technology Group Inc.	766,369	4,062
*	Ellie Mae Inc.	225,052	4,051
*	Actuate Corp.	583,908	4,046
*	Net 1 UEPS Technologies Inc.	483,172	4,044
*	Internap Network Services Corp.	619,110	4,030
*	Stamps.com Inc.	161,306	3,979
*	FormFactor Inc.	614,942	3,979
*	Demand Media Inc.	351,883	3,941
*	Perficient Inc.	348,668	3,916
*	Sycamore Networks Inc.	265,048	3,849
*	PLX Technology Inc.	605,811	3,847
*	Active Network Inc.	249,708	3,843
*	Exar Corp.	469,482	3,831
*	GSI Group Inc.	331,654	3,801
*	Intermec Inc.	610,756	3,787
	Methode Electronics Inc.	444,294	3,781
*	QuinStreet Inc.	400,295	3,707
*	SciQuest Inc.	204,048	3,665
*	Multi-Fineline Electronix Inc.	147,819	3,642
	CTS Corp.	386,295	3,639
*	Rudolph Technologies Inc.	416,906	3,635
*	NVE Corp.	65,653	3,529
*	CIBER Inc.	816,760	3,520
*	Fabrinet	277,400	3,481
	Electro Rent Corp.	212,141	3,443
*	LeCroy Corp.	240,260	3,426
*	IXYS Corp.	305,970	3,418
*	Avid Technology Inc.	459,684	3,415
*	XO Group Inc.	382,264	3,391
*	Anaren Inc.	172,550	3,382
*	Deltek Inc.	290,146	3,363
*	Kemet Corp.	545,105	3,276
*	Integrated Silicon Solution Inc.	323,140	3,260
*	Symmetricom Inc.	535,791	3,209
*	Oplink Communications Inc.	237,129	3,208
*,^	Glu Mobile Inc.	573,855	3,185
*	Digi International Inc.	305,421	3,128
*	Calix Inc.	378,484	3,111
	Daktronics Inc.	443,022	3,061
*	Virtusa Corp.	227,872	3,042
*	Saba Software Inc.	325,951	3,025
*	KVH Industries Inc.	238,592	2,982
	Keynote Systems Inc.	200,604	2,979
*	MoneyGram International Inc.	202,438	2,956
*	VASCO Data Security International Inc.	361,196	2,955
*	Kopin Corp.	833,592	2,868
	Cohu Inc.	280,721	2,852
*	PDF Solutions Inc.	288,306	2,846
*	support.com Inc.	884,947	2,823
*	Seachange International Inc.	342,002	2,815
*	Responsys Inc.	231,728	2,809
	American Software Inc. Class A	349,984	2,782
	RealNetworks Inc.	320,582	2,770
*	Agilysys Inc.	319,178	2,767
*	Computer Task Group Inc.	180,422	2,705
*	Zygo Corp.	150,918	2,695

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Magnachip Semiconductor Corp.	278,209	2,651
*	InvenSense Inc.	234,131	2,646
*	Lionbridge Technologies Inc.	827,322	2,606
*	Limelight Networks Inc.	869,610	2,548
*	Supertex Inc.	134,855	2,542
*	Globecomm Systems Inc.	248,909	2,524
*	Sigma Designs Inc.	395,566	2,524
*	Rubicon Technology Inc.	244,664	2,496
	Unwired Planet Inc.	1,082,594	2,490
	Telular Corp.	267,813	2,475
*	Pericom Semiconductor Corp.	271,949	2,448
*	Datalink Corp.	253,845	2,424
*	Envestnet Inc.	201,894	2,423
	Richardson Electronics Ltd.	193,571	2,387
*	CalAmp Corp.	325,506	2,386
*	SunPower Corp. Class A	492,146	2,367
*	Silicon Graphics International Corp.	367,500	2,359
*,^	Travelzoo Inc.	100,479	2,283
*	Maxwell Technologies Inc.	335,462	2,201
*	Inphi Corp.	229,922	2,180
*	Imation Corp.	367,532	2,172
*,^	KIT Digital Inc.	501,327	2,151
*	PRGX Global Inc.	269,555	2,143
*	ePlus Inc.	65,434	2,117
*	Imperva Inc.	72,987	2,103
	Digimarc Corp.	81,919	2,102
*	Zix Corp.	800,412	2,081
*	Hackett Group Inc.	371,255	2,068
*	Intevac Inc.	269,277	2,025
*	Innodata Inc.	294,376	2,014
*	ShoreTel Inc.	456,264	1,998
*	Rosetta Stone Inc.	144,087	1,994
*	Aviat Networks Inc.	704,639	1,973
*	Vishay Precision Group Inc.	141,240	1,970
*	AuthenTec Inc.	449,088	1,945
*	IntraLinks Holdings Inc.	439,570	1,925
*	Ipass Inc.	799,631	1,903
*	Immersion Corp.	331,871	1,868
*	Axcelis Technologies Inc.	1,539,897	1,848
*,^	Oclaro Inc.	605,427	1,841
*	Ultra Clean Holdings	281,883	1,813
*	Callidus Software Inc.	362,212	1,804
*	Guidance Software Inc.	189,061	1,798
*	Alpha & Omega Semiconductor Ltd.	196,329	1,796
	Bel Fuse Inc. Class B	99,541	1,753
*	Pervasive Software Inc.	223,547	1,674
*	FSI International Inc.	462,204	1,659
*	DSP Group Inc.	261,128	1,656
*	ModusLink Global Solutions Inc.	533,588	1,595
*	STR Holdings Inc.	348,664	1,590
*	SRS Labs Inc.	176,138	1,585
*,^	Parkervision Inc.	659,721	1,570
*	Westell Technologies Inc. Class A	653,575	1,556
*	Echelon Corp.	445,959	1,552
*	Aeroflex Holding Corp.	252,929	1,530
*	AXT Inc.	386,611	1,527
*	Transact Technologies Inc.	192,561	1,485
*	ANADIGICS Inc.	812,569	1,471
	Aware Inc.	224,568	1,448
*	Market Leader Inc.	283,855	1,442
	PC Connection Inc.	134,619	1,430
	PC-Tel Inc.	215,187	1,392
*	Radisys Corp.	214,736	1,349
	Rimage Corp.	158,529	1,268

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	MoSys Inc.	390,706	1,266
*	Emcore Corp.	282,022	1,247
*	GSE Systems Inc.	528,356	1,215
*	FalconStor Software Inc.	454,255	1,186
*,^	QuickLogic Corp.	471,220	1,183
*	Ramtron International Corp.	381,415	1,152
*	Mattson Technology Inc.	652,960	1,143
*	Reis Inc.	116,004	1,114
*	PC Mall Inc.	205,498	1,112
*	TeleNav Inc.	180,642	1,107
*	MaxLinear Inc.	217,307	1,078
*	Online Resources Corp.	433,075	1,052
*,^	NeoPhotonics Corp.	203,122	1,003
*	GSI Technology Inc.	207,591	984
*	Mitel Networks Corp.	222,453	983
*	TechTarget Inc.	194,777	982
	QAD Inc. Class A	67,864	965
*	Mindspeed Technologies Inc.	391,210	962
*	Viasystems Group Inc.	56,533	961
	Tessco Technologies Inc.	42,366	934
	Marchex Inc. Class B	258,643	934
*	Dynamics Research Corp.	159,180	925
	MOCON Inc.	59,977	924
*	Mattersight Corp.	115,122	919
*	PAR Technology Corp.	184,916	912
*	Novatel Wireless Inc.	365,505	910
*	ID Systems Inc.	200,490	878
*	CyberOptics Corp.	100,886	853
	Pulse Electronics Corp.	432,720	852
*,^	Wave Systems Corp. Class A	1,228,651	848
*	LoJack Corp.	277,452	838
*	Concurrent Computer Corp.	199,855	829
*	Smith Micro Software Inc.	441,823	813
*	TeleCommunication Systems Inc. Class A	638,441	785
*	Edgewater Technology Inc.	201,084	782
*	Opnext Inc.	601,246	758
*	Numerex Corp. Class A	79,562	740
*	Dot Hill Systems Corp.	619,244	706
	Evolving Systems Inc.	127,521	701
*	Network Engines Inc.	479,300	676
*	Bsquare Corp.	230,553	673
^	THQ Inc.	1,035,588	642
*,^	Document Security Systems Inc.	151,514	608
*	Frequency Electronics Inc.	74,210	600
	TheStreet Inc.	395,735	594
	Crexendo Inc.	155,896	578
*,^	Mitek Systems Inc.	145,038	564
*	Intermolecular Inc.	72,527	562
*	Official Payments Holdings Inc. Class B	141,494	552
*	StarTek Inc.	185,625	538
*	Cinedigm Digital Cinema Corp. Class A	348,200	522
*,^	Research Frontiers Inc.	162,682	508
*,^	Microvision Inc.	314,341	506
*	Spark Networks Inc.	92,706	478
*	Ikanos Communications Inc.	537,121	465
*	Pixelworks Inc.	190,441	461
*	Identive Group Inc.	485,954	455
*	NAPCO Security Technologies Inc.	143,058	421
*	Carbonite Inc.	43,851	392
*	Performance Technologies Inc.	170,701	382
*	MEMSIC Inc.	144,104	375
*	Transwitch Corp.	322,489	355
*	LRAD Corp.	289,775	345
*,^	Hutchinson Technology Inc.	210,911	308

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Amtech Systems Inc.	81,490	306
*	Rainmaker Systems Inc.	344,423	289
*	Newtek Business Services Inc.	217,217	269
*	Planar Systems Inc.	152,240	251
*	Network Equipment Technologies Inc.	191,685	251
*	Autobytel Inc.	332,267	250
*,^	Powerwave Technologies Inc.	324,637	235
*	NCI Inc. Class A	57,689	234
*	Ditech Networks Inc.	259,033	223
	QAD Inc. Class B	16,312	221
*	Information Services Group Inc.	154,004	199
*	Looksmart Ltd.	254,911	198
	Bel Fuse Inc. Class A	10,580	192
*	Video Display Corp.	48,546	186
*	Cascade Microtech Inc.	40,664	185
*	Intellicheck Mobilisa Inc.	94,812	163
*	WebMediaBrands Inc.	220,430	139
*	Wireless Telecom Group Inc.	98,456	121
*	iGO Inc.	269,850	113
*,^	Meru Networks Inc.	63,605	111
*	Presstek Inc.	225,849	96
*	Superconductor Technologies Inc.	115,555	73
*	Selectica Inc.	16,769	66
*	Lantronix Inc.	30,990	63
*	BTU International Inc.	23,003	61
*	Motricity Inc.	89,156	55
*	Management Network Group Inc.	25,306	54
*	Zhone Technologies Inc.	82,400	54
*	Spire Corp.	41,453	25
*	Digital Ally Inc.	700	—
*	Qualstar Corp.	100	—
			36,332,884
Materials (3.9%)
	EI du Pont de Nemours & Co.	11,813,133	597,390
	Monsanto Co.	6,783,830	561,565
	Dow Chemical Co.	15,020,402	473,143
	Praxair Inc.	3,781,445	411,157
	Freeport-McMoRan Copper & Gold Inc.	12,016,434	409,400
	Newmont Mining Corp.	6,271,679	304,239
	Ecolab Inc.	3,689,968	252,873
	Air Products & Chemicals Inc.	2,667,537	215,350
	Mosaic Co.	3,758,580	205,820
	PPG Industries Inc.	1,937,030	205,558
	LyondellBasell Industries NV Class A	3,995,921	160,916
	CF Industries Holdings Inc.	829,250	160,659
	Nucor Corp.	4,012,494	152,074
	International Paper Co.	5,257,843	152,004
	Sherwin-Williams Co.	1,121,289	148,403
	Alcoa Inc.	13,490,044	118,038
	Sigma-Aldrich Corp.	1,527,755	112,947
	FMC Corp.	1,772,154	94,775
	Cliffs Natural Resources Inc.	1,796,602	88,554
	Eastman Chemical Co.	1,732,391	87,261
	Ball Corp.	1,910,440	78,424
	Airgas Inc.	822,443	69,093
	Ashland Inc.	991,633	68,730
	Celanese Corp. Class A	1,984,881	68,717
	Albemarle Corp.	1,125,729	67,138
*	Crown Holdings Inc.	1,895,496	65,376
	Vulcan Materials Co.	1,637,614	65,030
	MeadWestvaco Corp.	2,164,895	62,241
	Valspar Corp.	1,120,820	58,832
	Royal Gold Inc.	745,149	58,420

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	International Flavors & Fragrances Inc.	1,024,202	56,126
	Rock-Tenn Co. Class A	892,122	48,665
	Reliance Steel & Aluminum Co.	946,516	47,799
*	WR Grace & Co.	915,788	46,201
	Martin Marietta Materials Inc.	575,684	45,375
	RPM International Inc.	1,660,288	45,160
	Solutia Inc.	1,546,621	43,383
	Aptargroup Inc.	836,172	42,687
	Allegheny Technologies Inc.	1,278,140	40,760
	Bemis Co. Inc.	1,299,798	40,736
^	United States Steel Corp.	1,902,877	39,199
	Rockwood Holdings Inc.	883,511	39,184
*	Owens-Illinois Inc.	2,036,200	39,034
	Sonoco Products Co.	1,269,515	38,276
	Domtar Corp.	476,812	36,576
	Sealed Air Corp.	2,298,627	35,491
	Packaging Corp. of America	1,245,276	35,167
	Walter Energy Inc.	787,087	34,758
	Cytec Industries Inc.	572,706	33,583
	Huntsman Corp.	2,550,335	33,001
	Cabot Corp.	798,954	32,517
	Compass Minerals International Inc.	416,427	31,765
	Steel Dynamics Inc.	2,622,341	30,812
*	Allied Nevada Gold Corp.	1,072,878	30,448
	NewMarket Corp.	135,599	29,371
	Silgan Holdings Inc.	662,513	28,283
	Carpenter Technology Corp.	560,808	26,829
	Sensient Technologies Corp.	633,368	23,264
	Scotts Miracle-Gro Co. Class A	541,912	22,283
	Olin Corp.	1,014,474	21,192
	Eagle Materials Inc.	537,164	20,058
*	Coeur d'Alene Mines Corp.	1,131,533	19,870
	HB Fuller Co.	622,284	19,104
*	Louisiana-Pacific Corp.	1,723,855	18,756
	Commercial Metals Co.	1,438,211	18,179
*,^	Molycorp Inc.	836,922	18,036
*	Chemtura Corp.	1,222,254	17,723
	Hecla Mining Co.	3,613,673	17,165
*	Intrepid Potash Inc.	711,183	16,187
	PolyOne Corp.	1,137,310	15,558
	Innophos Holdings Inc.	270,536	15,274
	Worthington Industries Inc.	716,238	14,661
	Schweitzer-Mauduit International Inc.	212,382	14,472
	Minerals Technologies Inc.	224,230	14,301
*,^	Resolute Forest Products	1,229,510	14,238
	Buckeye Technologies Inc.	493,839	14,069
	Westlake Chemical Corp.	251,859	13,162
*	SunCoke Energy Inc.	875,924	12,832
	Greif Inc. Class A	311,712	12,780
	Titanium Metals Corp.	1,109,769	12,551
*	Stillwater Mining Co.	1,462,572	12,490
	Balchem Corp.	369,732	12,057
	Georgia Gulf Corp.	435,365	11,176
	Kaiser Aluminum Corp.	215,125	11,152
	Globe Specialty Metals Inc.	805,114	10,813
^	Gold Resource Corp.	399,163	10,374
	Stepan Co.	110,146	10,374
*	Calgon Carbon Corp.	704,937	10,024
*	Clearwater Paper Corp.	288,979	9,860
	PH Glatfelter Co.	583,938	9,559
*	Graphic Packaging Holding Co.	1,684,109	9,263
	AMCOL International Corp.	320,963	9,086
*	Kraton Performance Polymers Inc.	406,674	8,910
	Texas Industries Inc.	223,902	8,734

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Koppers Holdings Inc.	254,957	8,669
	Boise Inc.	1,301,217	8,562
	Deltic Timber Corp.	140,273	8,554
*	RTI International Metals Inc.	374,485	8,475
	Schnitzer Steel Industries Inc.	300,632	8,424
^	AK Steel Holding Corp.	1,364,721	8,011
	Haynes International Inc.	155,577	7,925
*	KapStone Paper and Packaging Corp.	485,936	7,702
*	Innospec Inc.	257,908	7,637
*	OM Group Inc.	398,597	7,573
	A Schulman Inc.	375,715	7,458
*	McEwen Mining Inc.	2,470,740	7,437
*	LSB Industries Inc.	239,488	7,403
	Quaker Chemical Corp.	159,080	7,351
	American Vanguard Corp.	271,427	7,217
*	TPC Group Inc.	165,877	6,129
*	Horsehead Holding Corp.	588,087	5,857
	Myers Industries Inc.	336,963	5,782
	Wausau Paper Corp.	564,046	5,488
	Materion Corp.	237,283	5,465
	Neenah Paper Inc.	203,625	5,435
*	Flotek Industries Inc.	581,719	5,433
*	Century Aluminum Co.	724,063	5,307
*	Ferro Corp.	1,013,536	4,865
*	Omnova Solutions Inc.	608,115	4,585
	Hawkins Inc.	118,137	4,510
^	Kronos Worldwide Inc.	283,241	4,472
	Tredegar Corp.	284,128	4,137
*	Headwaters Inc.	750,343	3,864
	Zep Inc.	270,233	3,710
*,^	Paramount Gold and Silver Corp.	1,428,052	3,427
*	Universal Stainless & Alloy	82,574	3,394
*	Zoltek Cos. Inc.	372,404	3,363
	Noranda Aluminum Holding Corp.	411,718	3,277
*	Mercer International Inc.	572,779	3,271
*	AEP Industries Inc.	69,911	3,045
*	General Moly Inc.	863,505	2,711
*	Landec Corp.	294,469	2,521
*	ADA-ES Inc.	98,036	2,487
*	Metals USA Holdings Corp.	154,554	2,459
	Olympic Steel Inc.	137,084	2,251
*	AM Castle & Co.	204,817	2,175
*	Spartech Corp.	404,752	2,093
*,^	Golden Minerals Co.	388,888	1,754
	KMG Chemicals Inc.	87,595	1,689
*,^	Midway Gold Corp.	1,060,663	1,474
*	Arabian American Development Co.	148,357	1,438
*	United States Lime & Minerals Inc.	30,170	1,408
*	American Pacific Corp.	127,766	1,347
	Chase Corp.	87,854	1,160
*	Senomyx Inc.	475,555	1,118
*	Penford Corp.	116,249	1,040
*	Solitario Exploration & Royalty Corp.	368,557	486
*	Handy & Harman Ltd.	31,246	421
*	Verso Paper Corp.	183,061	216
*,^	Clean Diesel Technologies Inc.	41,929	83
*	Continental Materials Corp.	3,495	46
			7,378,491
Telecommunication Services (2.9%)
	AT&T Inc.	75,134,203	2,679,286
	Verizon Communications Inc.	35,932,112	1,596,823
	CenturyLink Inc.	7,849,218	309,966
*	Crown Castle International Corp.	3,604,175	211,421
*	Sprint Nextel Corp.	37,977,719	123,807

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	SBA Communications Corp. Class A	1,464,408	83,544
	Windstream Corp.	7,403,109	71,514
*	tw telecom inc Class A	1,900,280	48,761
^	Frontier Communications Corp.	12,606,454	48,283
*	Level 3 Communications Inc.	1,905,803	42,213
	Telephone & Data Systems Inc.	1,216,909	25,908
	AboveNet Inc.	281,772	23,669
*	MetroPCS Communications Inc.	3,869,908	23,413
*	NII Holdings Inc.	2,160,876	22,106
*	Cogent Communications Group Inc.	549,647	10,581
*	Cincinnati Bell Inc.	2,388,403	8,885
*	United States Cellular Corp.	173,736	6,710
*	Iridium Communications Inc.	638,182	5,718
*	Premiere Global Services Inc.	642,138	5,387
*	Neutral Tandem Inc.	390,727	5,150
	Consolidated Communications Holdings Inc.	345,853	5,119
*	Clearwire Corp. Class A	4,429,076	4,960
*	Leap Wireless International Inc.	767,242	4,933
	Atlantic Tele-Network Inc.	127,456	4,299
*	Vonage Holdings Corp.	2,082,959	4,187
	NTELOS Holdings Corp.	216,276	4,077
	Shenandoah Telecommunications Co.	271,992	3,702
*	8x8 Inc.	865,302	3,634
	USA Mobility Inc.	274,647	3,532
^	SureWest Communications	156,440	3,296
	HickoryTech Corp.	289,112	3,212
*	General Communication Inc. Class A	385,747	3,205
*	Cbeyond Inc.	383,611	2,597
*,^	Towerstream Corp.	559,651	2,322
	Lumos Networks Corp.	216,164	2,043
	Primus Telecommunications Group Inc.	127,729	1,989
	IDT Corp. Class B	189,546	1,859
*	Boingo Wireless Inc.	155,222	1,804
*	ORBCOMM Inc.	399,560	1,303
	Warwick Valley Telephone Co.	91,123	1,201
^	Alaska Communications Systems Group Inc.	514,860	1,081
*	inContact Inc.	146,861	736
*,^	Globalstar Inc.	1,503,062	481
*,^	Elephant Talk Communications Inc.	156,895	264
			5,418,981
Utilities (3.7%)
	Southern Co.	10,922,157	505,696
	Exelon Corp.	10,788,650	405,869
	Duke Energy Corp.	16,926,152	390,317
	Dominion Resources Inc.	7,224,048	390,099
	NextEra Energy Inc.	5,010,292	344,758
	FirstEnergy Corp.	5,298,176	260,617
	American Electric Power Co. Inc.	6,124,183	244,355
	PG&E Corp.	5,230,061	236,765
	Consolidated Edison Inc.	3,710,189	230,737
	Progress Energy Inc.	3,739,566	225,010
	Public Service Enterprise Group Inc.	6,409,559	208,311
	PPL Corp.	7,336,635	204,032
	Sempra Energy	2,886,107	198,795
	Edison International	3,919,455	181,079
	Xcel Energy Inc.	6,168,652	175,251
	Northeast Utilities	3,964,600	153,866
	Entergy Corp.	2,236,689	151,849
	DTE Energy Co.	2,144,985	127,262
	Wisconsin Energy Corp.	2,918,422	115,482
	CenterPoint Energy Inc.	5,126,297	105,961
	ONEOK Inc.	2,502,950	105,900
*	AES Corp.	8,244,020	105,771
	Ameren Corp.	3,063,868	102,762

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
NiSource Inc.	3,573,230	88,437
CMS Energy Corp.	3,256,387	76,525
American Water Works Co. Inc.	2,222,508	76,188
SCANA Corp.	1,568,398	75,032
Pinnacle West Capital Corp.	1,381,984	71,504
* Calpine Corp.	3,971,082	65,563
OGE Energy Corp.	1,241,308	64,287
Alliant Energy Corp.	1,405,939	64,069
AGL Resources Inc.	1,480,640	57,375
Pepco Holdings Inc.	2,877,556	56,314
Integrys Energy Group Inc.	989,039	56,247
NV Energy Inc.	2,982,478	52,432
* NRG Energy Inc.	2,919,991	50,691
MDU Resources Group Inc.	2,326,846	50,283
Westar Energy Inc.	1,593,449	47,724
Questar Corp.	2,254,580	47,030
TECO Energy Inc.	2,590,463	46,784
ITC Holdings Corp.	649,896	44,784
Aqua America Inc.	1,755,376	43,814
UGI Corp.	1,446,313	42,565
National Fuel Gas Co.	891,982	41,905
Atmos Energy Corp.	1,140,305	39,990
Great Plains Energy Inc.	1,717,082	36,763
Hawaiian Electric Industries Inc.	1,215,222	34,658
Cleco Corp.	768,777	32,158
Vectren Corp.	1,035,913	30,580
Piedmont Natural Gas Co. Inc.	916,340	29,497
IDACORP Inc.	631,287	26,564
WGL Holdings Inc.	651,256	25,887
Southwest Gas Corp.	582,719	25,436
Portland General Electric Co.	952,665	25,398
New Jersey Resources Corp.	525,106	22,900
UIL Holdings Corp.	638,365	22,892
PNM Resources Inc.	1,023,548	20,000
Avista Corp.	740,254	19,765
South Jersey Industries Inc.	382,413	19,492
UNS Energy Corp.	480,040	18,438
ALLETE Inc.	426,889	17,844
Black Hills Corp.	527,741	16,977
NorthWestern Corp.	458,760	16,836
* GenOn Energy Inc.	9,643,663	16,491
Northwest Natural Gas Co.	338,906	16,132
El Paso Electric Co.	481,862	15,978
MGE Energy Inc.	288,373	13,640
CH Energy Group Inc.	177,882	11,685
Empire District Electric Co.	523,070	11,037
Laclede Group Inc.	265,817	10,582
American States Water Co.	234,783	9,293
Otter Tail Corp.	404,242	9,245
California Water Service Group	494,164	9,127
Chesapeake Utilities Corp.	125,428	5,484
Ormat Technologies Inc.	244,325	5,226
Middlesex Water Co.	236,771	4,499
Unitil Corp.	157,982	4,186
SJW Corp.	169,280	4,064
Connecticut Water Service Inc.	137,606	3,988
York Water Co.	153,356	2,743
Artesian Resources Corp. Class A	88,292	1,902
Delta Natural Gas Co. Inc.	74,169	1,612
Consolidated Water Co. Ltd.	179,323	1,487
Genie Energy Ltd. Class B	187,689	1,458
* Cadiz Inc.	150,895	1,088
* Dynegy Inc. Class A	1,194,633	699
* Synthesis Energy Systems Inc.	268,632	328

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2012

					Market
					Value
				Shares	($000)
	RGC Resources Inc.			16,970	303
*,^	American DG Energy Inc.			128,662	292
*	Pure Cycle Corp.			119,802	258
					7,034,999
Total Common Stocks (Cost $163,196,068)					189,238,013

		Coupon
Temporary Cash Investments (0.8%) [1]
Money Market Fund (0.8%)[1]
2,3	Vanguard Market Liquidity Fund	0.148%		1,396,280,684	1,396,281

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.130%	8/22/12	1,500	1,500
4,5	Freddie Mac Discount Notes	0.150%	8/27/12	11,800	11,797
4,5	Freddie Mac Discount Notes	0.145%	9/17/12	5,000	4,998
5	United States Treasury Note/Bond	0.375%	8/31/12	40,000	40,012
					58,307
Total Temporary Cash Investments (Cost $1,454,592)					1,454,588
Total Investments (100.2%) (Cost $164,650,660)					190,692,601
Other Assets and Liabilities—Net (-0.2%)[3]					(359,929)
Net Assets (100%)					190,332,672

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $394,155,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $415,930,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $57,807,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

53

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 852 082012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.